UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT

OF

REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-4681

Name of Registrant: Vanguard Bond Index Funds

Address of Registrant:	P.O. Box 2600
Valley Forge, PA 19482

Name and address of agent for service:	Heidi Stam, Esquire
P.O. Box 876
Valley Forge, PA 19482

Registrant’s telephone number, including area code: (610) 669-1000

Date of fiscal year end: December 31

Date of reporting period: January 1, 2009 – June 30, 2009

Item 1: Reports to Shareholders

Vanguard

Vanguard Bond Index Funds Semiannual Report

June 30, 2009

Vanguard Total Bond Market Index Fund

Vanguard Short-Term Bond Index Fund

Vanguard Intermediate-Term Bond Index Fund

Vanguard Long-Term Bond Index Fund

>	For the six months ended June 30, 2009, the Vanguard Bond Index Funds posted returns that ranged from –3.49% to 2.11% for Investor Shares.
>	The funds’ returns were in line with, or somewhat higher than, the results for their target indexes.
>	Market sentiment changed dramatically in the period as bond investors began to favor riskier investments over Treasuries.

Contents

Your Fund’s Total Returns	1
President’s Letter	4
Total Bond Market Index Fund	10
Short-Term Bond Index Fund	28
Intermediate-Term Bond Index Fund	44
Long-Term Bond Index Fund	60
About Your Fund’s Expenses	74
Trustees Approve Advisory Arrangement	77
Glossary	78

Please note: The opinions expressed in this report are just that—informed opinions. They should not be considered promises or advice. Also, please keep in mind that the information and opinions cover the period through the date on the front of this report. Of course, the risks of investing in your fund are spelled out in the prospectus.

Your Fund’s Total Returns

Six Months Ended June 30, 2009
	Ticker	Total
	Symbol	Returns
Vanguard Total Bond Market Index Fund
Investor Shares	VBMFX	2.11%
Admiral™ Shares[1]	VBTLX	2.15
Signal® Shares[2]	VBTSX	2.15
Institutional Shares[3]	VBTIX	2.18
ETF Shares[4]	BND
Market Price		0.09
Net Asset Value		2.08
Barclays Capital U.S. Aggregate Bond Index		1.90
Average Intermediate-Term Investment Grade Debt Fund[5]		5.38

Vanguard Short-Term Bond Index Fund
Investor Shares	VBISX	1.94%
Admiral Shares[1]	VBIRX	1.98
Signal Shares[2]	VBSSX	1.98
ETF Shares[4]	BSV
Market Price		–0.48
Net Asset Value		2.02
Barclays Capital U.S. 1–5 Year Government/Credit Bond Index		2.00
Average 1–5 Year Investment Grade Debt Fund[5]		5.13

1 A lower-cost class of shares available to many longtime shareholders and to those with significant investments in the fund.

2 Signal Shares also carry lower costs and are available to certain institutional shareholders who meet specific administrative, service, and account-size criteria.

3 This class of shares also carries low expenses and is available for a minimum investment of $5 million.

4 Vanguard ETF™ Shares are traded on the NYSE Arca exchange and are available only through brokers. The table shows ETF returns based on both the NYSE Arca market price and the net asset value for a share. U.S. Pat. No. 6,879,964 B2; 7,337,138.

5 Derived from data provided by Lipper Inc.

1

Your Fund’s Total Returns

Six Months Ended June 30, 2009
	Ticker	Total
	Symbol	Returns
Vanguard Intermediate-Term Bond Index Fund
Investor Shares	VBIIX	1.36%
Admiral Shares[1]	VBILX	1.40
Signal Shares[2]	VIBSX	1.40
Institutional Shares[3]	VBIMX	1.43
ETF Shares[4]	BIV
Market Price		–0.98
Net Asset Value		1.38
Barclays Capital U.S. 5–10 Year Government/Credit Bond Index		0.93
Average Intermediate-Term Investment Grade Debt Fund[5]		5.38

Vanguard Long-Term Bond Index Fund
Investor Shares	VBLTX	–3.49%
Institutional Shares[3]	VBLLX	–3.42%
ETF Shares[4]	BLV
Market Price		–4.61
Net Asset Value		–3.48
Barclays Capital U.S. Long Government/Credit Bond Index		–3.54
Average Corporate A-Rated Debt Fund[5]		6.56

1 A lower-cost class of shares available to many longtime shareholders and to those with significant investments in the fund.

2 Signal Shares also carry lower costs and are available to certain institutional shareholders who meet specific administrative, service, and account-size criteria.

3 This class of shares also carries low expenses and is available for a minimum investment of $5 million.

4 Vanguard ETF Shares are traded on the NYSE Arca exchange and are available only through brokers. The table shows ETF returns based on both the NYSE Arca market price and the net asset value for a share. U.S. Pat. No. 6,879,964 B2; 7,337,138.

5 Derived from data provided by Lipper Inc.

2

Your Fund’s Performance at a Glance

December 31, 2008–June 30, 2009

	Starting	Ending	Distributions Per Share		30-Day
	Share	Share	Income	Capital	SEC
Index Fund	Price	Price	Dividends	Gains	Yield
Total Bond Market
Investor Shares	$10.18	$10.17	$0.221	$0.000	4.02%
Admiral Shares	10.18	10.17	0.225	0.000	4.10
Signal Shares	10.18	10.17	0.225	0.000	4.10
Institutional Shares	10.18	10.17	0.228	0.000	4.16
ETF Shares	76.93	77.13	1.377	0.000	4.11
Short-Term Bond
Investor Shares	$10.28	$10.32	$0.158	$0.000	2.20%
Admiral Shares	10.28	10.32	0.162	0.000	2.29
Signal Shares	10.28	10.32	0.162	0.000	2.29
ETF Shares	78.13	78.70	0.998	0.000	2.30
Intermediate-Term Bond
Investor Shares	$10.50	$10.40	$0.238	$0.000	4.66%
Admiral Shares	10.50	10.40	0.242	0.000	4.74
Signal Shares	10.50	10.40	0.242	0.000	4.74
Institutional Shares	10.50	10.40	0.245	0.000	4.80
ETF Shares	77.19	76.78	1.445	0.000	4.75
Long-Term Bond
Investor Shares	$11.98	$11.25	$0.304	$0.000	5.55%
Institutional Shares	11.98	11.25	0.311	0.000	5.69
ETF Shares	78.66	74.17	1.694	0.000	5.64

3

President’s Letter

Dear Shareholder:

After stampeding into U.S. Treasury securities in late 2008, investors surged back out in the first half of 2009, embracing riskier corporate bonds. The shift drove down the prices of Treasury securities, which are a significant component of the Vanguard Bond Index Funds, and drove up the prices of corporate bonds.

The funds’ performances were in line with those of their benchmark indexes, but trailed the average returns of their respective peer funds. Total returns for Investor Shares ranged from 2.11% for the Total Bond Market Index Fund to –3.49% for the Long-Term Bond Index Fund. Returns for the Short-Term Bond Index Fund and the Intermediate-Term Bond Index Fund fell between these, at 1.94% and 1.36%, respectively, for Investor Shares.

Please note: We calculate the returns of the funds’ ETF Shares based on both market price and net asset value (NAV). Historically, the two returns have been similar. Because of the unusual degree of stress in the fixed income market that characterized 2008, the market price of the ETF Shares closed the year at a high premium to NAV (which we reported to you in the 2008 annual report) and this produced notably higher market price returns for the ETF Shares for the year ended December 31, 2008. The fixed income market has since become more stable and that premium has declined, which resulted in lower market price

4

returns for the six months ended June 30, 2009. Over time, we expect any return differential to be minimal, although prevailing market forces can create differences at any time.

Newly confident bond investors sought out higher yields

As the fiscal half-year began, investors panicked by the credit-market crisis were seeking shelter in U.S. Treasury bonds, considered the safest of all securities. The difference between the yields of Treasuries and those of corporate bonds surged to levels not seen since the 1930s.

By mid-March, however, investors had gained confidence from the federal government’s efforts to thaw the credit market and stimulate the economy. Bond investors moved back from Treasuries toward corporate bonds—the riskier, the better. For the six months, Treasuries in aggregate returned about –4%, investment-grade corporate bonds returned about 7%, and high-yield securities—the riskiest of bonds—gained about 30%, as measured respectively by the Barclays Capital U.S. Treasury, U.S. Credit, and U.S. Corporate High Yield Indexes.

Despite some murmurs in the market about longer-term inflation risks, in March the Federal Reserve unveiled plans to make big purchases of Treasury and mortgage-backed securities. The Fed hopes to drive up these securities’ prices

Market Barometer
		Total Returns
	Periods Ended June 30, 2009
	Six Months	One Year	Five Years[1]
Bonds
Barclays Capital U.S. Aggregate Bond Index (Broad taxable market)	1.90%	6.05%	5.01%
Barclays Capital Municipal Bond Index	6.43	3.77	4.14
Citigroup 3-Month Treasury Bill Index	0.10	0.78	3.02

Stocks
Russell 1000 Index (Large-caps)	4.32%	–26.69%	–1.85%
Russell 2000 Index (Small-caps)	2.64	–25.01	–1.71
Dow Jones U.S. Total Stock Market Index	5.00	–26.11	–1.47
MSCI All Country World Index ex USA (International)	14.35	–30.54	4.95

CPI
Consumer Price Index	2.60%	–1.43%	2.60%

1 Annualized.

5

and push down yields, and thus keep borrowing costs, such as mortgage rates, low. Other government initiatives during the period helped bring down municipal bond yields, which had risen above Treasury yields—a reversal in their traditional relationship. For the six months, the tax-exempt bond market returned more than 6%.

The Fed kept the target for short-term interest rates at an all-time low of 0% to 0.25% throughout the period.

Stock gains petered out by the end of the period

The broad U.S. stock market returned 5% for the six months. The market began the period in negative territory, then rallied through much of the spring. Although the April–June period was the strongest quarter for U.S. stocks since 2003, equity gains fizzled in mid-June as investors were taken aback by a drop in consumer confidence, a decline in home prices, and a larger-than-expected rise in the unemployment rate.

International stocks did better, returning about 14% for the half-year after a very rocky start. Emerging markets posted the best results as investors poured money into countries with strong growth prospects. Higher commodity prices and a slight rebound in manufacturing orders helped reverse the earlier steep declines in stocks abroad.

Components of Total Returns
Six Months Ended June 30, 2009

Index Fund (Investor Shares)	Capital	Income	Total
Total Bond Market	–0.10%	2.21%	2.11%
Short-Term Bond	0.39	1.55	1.94
Intermediate-Term Bond	–0.95	2.31	1.36
Long-Term Bond	–6.09	2.60	–3.49

6

Still, pockets of the developed and developing markets, particularly in Europe, continued to struggle amid the global recession. After three consecutive monthly gains, the MSCI All Country World Index ex USA declined slightly for June, perhaps signaling a bumpy road ahead.

Income tempers the declines in some bond prices

Each of the Bond Index Funds is composed of both investment-grade corporate bonds and U.S. government-related securities, including a large proportion of Treasuries. In 2008’s fearful market environment, Treasuries boosted returns, while corporates retreated. During the first half of 2009, these dynamics were reversed.

As a consequence, the funds’ six-month returns trailed the average returns of their competitors, which typically place greater emphasis on corporate bonds. Our funds’ relatively large weightings in Treasuries—which accounted for 40% to 50% of assets in the Short-Term, Intermediate-Term, and Long-Term Bond Index Funds and about 25% of assets in the Total Bond Market Index Fund—produced negative capital returns in all but the Short-Term Fund.

For two of the funds, capital declines were more than offset by income from their holdings, as shown in the table on page 6. The exception was the Long-Term Bond Index Fund, whose income return could not overcome the steep price declines for longer-term securities.

Expense Ratios[1]
Your Fund Compared With Its Peer Group

	Investor	Admiral	Signal	Institutional	ETF	Peer
Index Fund	Shares	Shares	Shares	Shares	Shares	Group
Total Bond Market	0.22%	0.14%	0.14%	0.08%	0.14%	0.94%
Short-Term Bond	0.22	0.14	0.14	—	0.14	0.90
Intermediate-Term Bond	0.22	0.14	0.14	0.09	0.14	0.94
Long-Term Bond	0.22	—	—	0.09	0.14	1.10

1 The fund expense ratios shown are from the prospectuses dated April 24, 2009, and represent estimated costs for the current fiscal year based on the funds’ net assets as of the prospectus date. For the six months ended June 30, 2009, the Total Bond Market Index Fund’s annualized expense ratios were 0.22% for Investor Shares, 0.14% for Admiral Shares, 0.14% for Signal Shares, 0.08% for Institutional Shares, and 0.14% for ETF Shares. The Short-Term Bond Index Fund’s annualized expense ratios were 0.22% for Investor Shares, 0.14% for Admiral Shares, 0.14% for Signal Shares, and 0.14% for ETF Shares. The Intermediate-Term Bond Index Fund’s annualized expense ratios were 0.22% for Investor Shares, 0.14% for Admiral Shares, 0.14% for Signal Shares, 0.09% for Institutional Shares, and 0.14% for ETF Shares. The Long-Term Bond Index Fund’s annualized expense ratios were 0.22% for Investor Shares, 0.09% for Institutional Shares, and 0.14% for ETF Shares. Peer groups are: for the Total Bond Market Index Fund and Intermediate-Term Bond Index Fund, the Average Intermediate-Term Investment Grade Debt Fund; for the Short-Term Bond Index Fund, the Average 1–5 Year Investment Grade Debt Fund; and for the Long-Term Bond Index Fund, the Average Corporate A-Rated Debt Fund. Peer-group expense ratios are derived from data provided by Lipper Inc. and capture information through year-end 2008.

7

In both distressed 2008 and the more optimistic atmosphere of the first six months of 2009, the Vanguard Bond Index Funds’ returns were in line with those of their target benchmarks.

Balance and diversification remain a time-tested strategy

The experience of the past six months has been called a “low-quality rally” because of investors’ rush from Treasuries to riskier assets of all kinds, including high-yield bonds. Rallies come and go—with unexpected stops and starts—whether they involve stocks, bonds, or other assets. Trying to anticipate a market rally, or jump in after one has begun, rarely works consistently over time.

In our experience, a more effective approach is to develop a low-cost portfolio that is diversified among and within stocks, bonds, and money market investments, and is attuned to your goals, time horizon, and sensitivity to risk—and then hang on. The Vanguard Bond Index Funds can play an important role in such a diversified and balanced portfolio.

As always, thank you for entrusting your assets to Vanguard.

Sincerely,

F. William McNabb III

President and Chief Executive Officer

July 20, 2009

Total Bond Market ETF
Premium/Discount: April 3, 2007[1]–June 30, 2009

	Market Price Above or		Market Price Below
	Equal to Net Asset Value			Net Asset Value
	Number	Percentage	Number	Percentage
Basis Point Differential[2]	of Days	of Total Days	of Days	of Total Days
0–24.9	178	31.44%	8	1.42%
25–49.9	175	30.92	2	0.35
50–74.9	85	15.02	1	0.18
75–100.0	58	10.25	0	0.00
>100.0	57	10.07	2	0.35
Total	553	97.70%	13	2.30%

1 Inception.

2 One basis point equals 1/100 of a percentage point.

8

Short-Term Bond ETF
Premium/Discount: April 3, 2007[1]–June 30, 2009

	Market Price Above or		Market Price Below
	Equal to Net Asset Value			Net Asset Value
	Number	Percentage	Number	Percentage
Basis Point Differential[2]	of Days	of Total Days	of Days	of Total Days
0–24.9	228	40.28%	9	1.59%
25–49.9	131	23.14	5	0.88
50–74.9	76	13.43	6	1.06
75–100.0	34	6.01	0	0.00
>100.0	66	11.66	11	1.95
Total	535	94.52%	31	5.48%

Intermediate-Term Bond ETF
Premium/Discount: April 3, 2007[1]–June 30, 2009

	Market Price Above or		Market Price Below
	Equal to Net Asset Value			Net Asset Value
	Number	Percentage	Number	Percentage
Basis Point Differential[2]	of Days	of Total Days	of Days	of Total Days
0–24.9	137	24.20%	7	1.23%
25–49.9	166	29.33	2	0.35
50–74.9	118	20.85	3	0.53
75–100.0	55	9.72	1	0.18
>100.0	73	12.90	4	0.71
Total	549	97.00%	17	3.00%

Long-Term Bond ETF
Premium/Discount: April 3, 2007[1]–June 30, 2009

	Market Price Above or		Market Price Below
	Equal to Net Asset Value			Net Asset Value
	Number	Percentage	Number	Percentage
Basis Point Differential[2]	of Days	of Total Days	of Days	of Total Days
0–24.9	125	22.08%	19	3.36%
25–49.9	194	34.28	7	1.24
50–74.9	94	16.61	3	0.53
75–100.0	38	6.71	2	0.35
>100.0	81	14.31	3	0.53
Total	532	93.99%	34	6.01%

1 Inception.

2 One basis point equals 1/100 of a percentage point.

9

Total Bond Market Index Fund

Fund Profile

As of June 30, 2009

Financial Attributes
		Target
	Fund	Index[1]
Number of Issues	3,879	8,866
Yield[2]		4.1%
Investor Shares	4.0%
Admiral Shares	4.1%
Signal Shares	4.1%
Institutional Shares	4.2%
ETF Shares	4.1%
Yield to Maturity	4.0%[3]	4.1%
Average Coupon	5.0%	4.9%
Average Effective Maturity	6.6 years	6.7 years
Average Quality[4]	Aa1	Aa1
Average Duration	4.3 years	4.3 years
Expense Ratio[5]		—
Investor Shares	0.22%
Admiral Shares	0.14%
Signal Shares	0.14%
Institutional Shares	0.08%
ETF Shares	0.14%
Short-Term Reserves	0.4%	—

Sector Diversification[6] (% of portfolio)

Asset-Backed/Commercial Mortgage-Backed	4.2%
Finance	6.6
Foreign	3.5
Government Mortgage-Backed	38.2
Industrial	10.0
Treasury/Agency	35.0
Utilities	2.1
Other	0.4

Volatility Measures[7]
Fund Versus
Target Index[1]
R-Squared	0.99
Beta	1.00

Distribution by Maturity (% of portfolio)

Under 1 Year	1.8%
1–5 Years	48.7
5–10 Years	36.2
10–20 Years	7.2
20–30 Years	6.0
Over 30 Years	0.1

Distribution of Credit Quality[4](% of portfolio)

Aaa	79.4%
Aa	3.6
A	9.6
Baa	7.4

Investment Focus

1 Barclays Capital U.S. Aggregate Bond Index.

2 30-day SEC yield for the fund; index yield assumes that all bonds are called or prepaid at the earliest possible dates.

3 Before expenses.

4 Moody’s Investors Service.

5 The expense ratios shown are from the prospectuses dated April 24, 2009, and represent estimated costs for the current fiscal year based on the fund’s net assets as of the prospectus date. For the six months ended June 30, 2009, the expense ratios were 0.22% for Investor Shares, 0.14% for Admiral Shares, 0.14% for Signal Shares, 0.08% for Institutional Shares, and 0.14% for ETF Shares.

6 The agency and mortgage-backed securities sectors may include issues from government-sponsored enterprises; such issues are not backed by the full faith and credit of the U.S. government.

7 For an explanation of R-squared, beta, and other terms used here, see the Glossary.

10

Total Bond Market Index Fund

Performance Summary

All of the returns in this report represent past performance, which is not a guarantee of future results that may be achieved by the fund. (Current performance may be lower or higher than the performance data cited. For performance data current to the most recent month-end, visit our website at www.vanguard.com/performance.) Note, too, that both investment returns and principal value can fluctuate widely, so an investor’s shares, when sold, could be worth more or less than their original cost. The returns shown do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares.

Fiscal-Year Total Returns (%): December 31, 1998–June 30, 2009

				Barclays
	Investor Shares			Capital[1]
Fiscal	Capital	Income	Total	Total
Year	Return	Return	Return	Return
1999	–6.8%	6.0%	–0.8%	–0.8%
2000	4.2	7.2	11.4	11.6
2001	1.9	6.5	8.4	8.4
2002	2.4	5.9	8.3	10.3
2003	–0.7	4.7	4.0	4.1
2004	–0.2	4.4	4.2	4.3
2005	–2.0	4.4	2.4	2.4
2006	–0.7	5.0	4.3	4.3
2007	1.7	5.2	6.9	7.0
2008	0.2	4.9	5.1	5.2
2009[2]	–0.1	2.2	2.1	1.9

Average Annual Total Returns: Periods Ended June 30, 2009

						Ten Years
	Inception Date	One Year	Five Years	Capital	Income	Total
Investor Shares[3]	12/11/1986	6.13%	4.97%	0.39%	5.35%	5.74%
Admiral Shares	11/12/2001	6.22	5.06	–0.30[4]	4.97[4]	4.67[4]
Signal Shares	9/1/2006	6.22	5.85[4]
Institutional Shares	9/18/1995	6.28	5.10	0.39	5.48	5.87
ETF Shares	4/3/2007
Market Price		6.66	6.03[4]	—	—	—
Net Asset Value		6.21	5.70[4]	—	—	—

1 Barclays Capital U.S. Aggregate Bond Index.

2 Six months ended June 30, 2009.

3 Total return figures do not include the account service fee that may be applicable to certain accounts with balances below $10,000.

4 Return since inception.

Note: See Financial Highlights tables for dividend and capital gains information.

11

Total Bond Market Index Fund

Financial Statements (unaudited)

Statement of Net Assets—Investments Summary

As of June 30, 2009

This Statement summarizes the fund’s holdings by asset type. Details are reported for each of the fund’s 50 largest individual holdings and for investments that, in total for any issuer, represent more than 1% of the fund’s net assets. The total value of smaller holdings is reported as a single amount within each category.

The fund provides a complete list of its holdings four times in each fiscal year, at the quarter-ends. For the second and fourth fiscal quarters, the complete listing of the fund’s holdings is available electronically on Vanguard.com and on the Securities and Exchange Commission’s website (www.sec.gov), or you can have it mailed to you without charge by calling 800-662-7447. For the first and third fiscal quarters, the fund files the lists with the SEC on Form N-Q. Shareholders can look up the fund’s Forms N-Q on the SEC’s website. Forms N-Q may also be reviewed and copied at the SEC’s Public Reference Room (see the back cover of this report for further information).

			Face	Market	Percentage
		Maturity	Amount	Value•	of Net
	Coupon	Date	($000)	($000)	Assets
U.S. Government and Agency Obligations
U.S. Government Securities
U.S. Treasury Bond	8.750%	5/15/17	315,790	432,335	0.8%
U.S. Treasury Bond	9.875%	11/15/15	256,225	358,115	0.6%
U.S. Treasury Bond	8.750%	8/15/20	230,025	329,368	0.6%
U.S. Treasury Bond	6.750%	8/15/26	246,355	320,301	0.6%
U.S. Treasury Bond	7.875%	2/15/21	210,782	286,103	0.5%
U.S. Treasury Bond	8.875%	2/15/19	171,900	245,119	0.4%
U.S. Treasury Bond	8.125%	8/15/21	150,265	208,469	0.4%
U.S. Treasury Bond	4.750%	2/15/37	193,950	207,558	0.4%
U.S. Treasury Bond	4.500%	5/15/38	155,570	160,335	0.3%
U.S. Treasury Bond	6.250%	8/15/23	123,765	150,664	0.3%
U.S. Treasury Bond	6.125%	8/15/29	92,315	114,788	0.2%
U.S. Treasury Bond	7.500%	11/15/16	87,694	111,851	0.2%
U.S. Treasury Bond	3.500%–11.250%	2/15/15–2/15/39	982,924	1,186,057	2.1%
U.S. Treasury
Inflation-Indexed Note	3.500%	1/15/11	78,225	100,019	0.2%
U.S. Treasury Note	0.875%	2/28/11	684,000	683,576	1.2%
U.S. Treasury Note	1.250%	11/30/10	564,000	568,140	1.0%
U.S. Treasury Note	2.750%	10/31/13	517,008	526,784	0.9%
U.S. Treasury Note	4.375%	12/15/10	450,975	474,579	0.8%
U.S. Treasury Note	3.125%	9/30/13	393,510	407,161	0.7%
U.S. Treasury Note	1.750%	3/31/14	402,775	389,685	0.7%
U.S. Treasury Note	4.750%	8/15/17	327,525	358,997	0.6%
U.S. Treasury Note	1.500%	10/31/10	337,775	341,470	0.6%
U.S. Treasury Note	4.750%	5/31/12	310,585	338,733	0.6%
U.S. Treasury Note	1.375%	4/15/12	339,625	338,457	0.6%
U.S. Treasury Note	4.250%	11/15/17	298,090	316,163	0.6%
U.S. Treasury Note	2.875%	6/30/10	307,600	314,715	0.5%
U.S. Treasury Note	2.250%	5/31/14	310,175	306,106	0.5%
U.S. Treasury Note	5.125%	5/15/16	272,020	305,087	0.5%
U.S. Treasury Note	1.125%	6/30/11	302,150	302,198	0.5%

12

Total Bond Market Index Fund

				Face	Market	Percentage
			Maturity	Amount	Value•	of Net
		Coupon	Date	($000)	($000)	Assets
	U.S. Treasury Note	1.500%	12/31/13	301,275	290,260	0.5%
	U.S. Treasury Note	5.125%	6/30/11	257,985	278,343	0.5%
	U.S. Treasury Note	3.125%	5/15/19	285,965	276,494	0.5%
	U.S. Treasury Note	3.250%	6/30/16	257,300	258,105	0.4%
	U.S. Treasury Note	3.875%	10/31/12	234,165	250,411	0.4%
	U.S. Treasury Note	4.875%	4/30/11	198,755	212,545	0.4%
	U.S. Treasury Note	1.875%	6/15/12	209,850	211,424	0.4%
	U.S. Treasury Note	4.875%	6/30/12	182,290	199,779	0.3%
	U.S. Treasury Note	1.375%	5/15/12	198,900	197,844	0.3%
	U.S. Treasury Note	1.375%	2/15/12	175,900	175,791	0.3%
	U.S. Treasury Note	2.375%	8/31/10	168,720	171,767	0.3%
	U.S. Treasury Note	4.625%	7/31/12	119,725	130,407	0.2%
	U.S. Treasury Note	4.500%	2/28/11	122,040	129,382	0.2%
	U.S. Treasury Note	4.875%	8/15/16	116,155	128,424	0.2%
	U.S. Treasury Note	4.250%	1/15/11	115,475	121,466	0.2%
	U.S. Treasury Note	0.875%	12/31/10	116,255	116,419	0.2%
	U.S. Treasury Note	0.875%–5.750%	2/28/10–2/15/19	1,429,294	1,480.842	2.6%
					14,812,636	25.8%
Agency Bonds and Notes
1	Federal Home Loan Bank	1.375%–5.625%	7/16/10–7/15/36	840,455	892,477	1.6%
1	Federal Home Loan
Mortgage Corp.		0.000%–6.875%	7/12/10–3/15/31	1,396,116	1,490,382	2.6%
1	Federal National Mortgage Assn.	2.000%	1/9/12	118,100	119,398	0.2%
1	Federal National
Mortgage Assn.		0.000%–8.200%	7/15/10–7/15/37	1,371,325	1,467,845	2.5%
Agency Bonds and Notes—Other †					360,243	0.6%
					4,330,345	7.5%
Conventional Mortgage-Backed Securities
1,2	Federal Home Loan Mortgage Corp.	5.500%	1/1/38	133,179	137,604	0.2%
1,2	Federal Home Loan Mortgage Corp.	5.000%	7/1/38	121,125	123,131	0.2%
1,2	Federal Home Loan Mortgage Corp.	5.500%	3/1/37	112,128	115,854	0.2%
1,2	Federal Home Loan
	Mortgage Corp.	4.000%–10.000%	7/1/09–7/1/39	6,559,660	6,756,556	11.8%
1,2	Federal National Mortgage Assn.	4.500%	7/1/39	375,250	374,428	0.6%
1,2	Federal National Mortgage Assn.	5.000%	1/1/33	149,607	152,849	0.3%
1,2	Federal National
	Mortgage Assn.	4.000%–11.000%	8/1/09–8/1/39	9,693,624	10,040,129	17.5%
2	Government National Mortgage Assn. 5.000%		7/1/38	221,450	225,742	0.4%
2	Government National
	Mortgage Assn.	4.000%–11.500%	8/15/09–7/1/39	2,651,556	2,739,469	4.8%
					20,665,762	36.0%
Nonconventional Mortgage-Backed Securities
1,2	Federal Home Loan
	Mortgage Corp.	4.118%–6.510%	9/1/34–7/1/38	519,739	539,613	0.9%
1,2	Federal National
	Mortgage Assn.	3.997%–6.562%	11/1/33–8/1/38	707,415	732,707	1.3%
2	Government National
	Mortgage Assn.	5.375%–7.900%	2/15/21–6/20/29	337	345	0.0%
					1,272,665	2.2%
Total U.S. Government and Agency Obligations (Cost $40,103,934)					41,081,408	71.5%

13

Total Bond Market Index Fund

				Face	Market	Percentage
			Maturity	Amount	Value•	of Net
		Coupon	Date	($000)	($000)	Assets
Corporate Bonds
[3]Asset-Backed/Commercial Mortgage-Backed Securities †					2,466,121	4.3%

Finance
3	Banking †				3,063,859	5.3%
3	Brokerage †				45,062	0.1%
	Finance Companies †				685,030	1.2%
3	Insurance †				534,706	0.9%
	Other Finance †				27,655	0.1%
	Real Estate Investment Trusts †				163,247	0.3%
					4,519,559	7.9%
Industrial
3	Basic Industry †				483,034	0.8%
3	Capital Goods †				522,312	0.9%
3	Communication †				1,284,630	2.2%
	Consumer Cyclical †				601,805	1.1%
	Consumer Noncyclical †				1,426,075	2.5%
3	Energy †				680,787	1.2%
	Other Industrial †				2,102	0.0%
	Technology †				418,298	0.7%
3	Transportation †				211,148	0.4%
					5,630,191	9.8%
Utilities
	Electric †				886,442	1.5%
3	Natural Gas †				317,241	0.6%
	Other Utility †				130	0.0%
					1,203,813	2.1%
Total Corporate Bonds (Cost $14,164,070)					13,819,684	24.1%
[3]Sovereign Bonds (U.S. Dollar-Denominated) (Cost $1,824,415) †					1,836,199	3.2%
Taxable Municipal Bonds (Cost $170,064) †					165,971	0.3%

				Shares
Temporary Cash Investments
Money Market Fund
4,5	Vanguard Market
	Liquidity Fund (Cost $1,573,931)	0.395%		1,573,931,002	1,573,931	2.7%
Total Investments (Cost $57,836,414)^					58,477,193	101.8%
Other Assets and Liabilities
Other Assets					1,521,955	2.7%
Liabilities[5]					(2,568,989)	(4.5%)
					(1,047,034)	(1.8%)
Net Assets					57,430,159	100.0%

14

Total Bond Market Index Fund

At June 30, 2009, net assets consisted of:
Amount
($000)
Paid-in Capital	57,069,319
Undistributed Net Investment Income	15,176
Accumulated Net Realized Losses	(295,115)
Unrealized Appreciation	640,779
Net Assets	57,430,159

Investor Shares—Net Assets
Applicable to 1,714,655,679 outstanding $.001 par value shares of
beneficial interest (unlimited authorization)	17,431,505
Net Asset Value Per Share—Investor Shares	$10.17

Admiral Shares—Net Assets
Applicable to 1,454,047,781 outstanding $.001 par value shares of
beneficial interest (unlimited authorization)	14,782,130
Net Asset Value Per Share—Admiral Shares	$10.17

Signal Shares—Net Assets
Applicable to 761,676,792 outstanding $.001 par value shares of
beneficial interest (unlimited authorization)	7,743,350
Net Asset Value Per Share—Signal Shares	$10.17

Institutional Shares—Net Assets
Applicable to 1,282,490,050 outstanding $.001 par value shares of
beneficial interest (unlimited authorization)	13,038,025
Net Asset Value Per Share—Institutional Shares	$10.17

ETF Shares—Net Assets
Applicable to 57,500,000 outstanding $.001 par value shares of
beneficial interest (unlimited authorization)	4,435,149
Net Asset Value Per Share—ETF Shares	$77.13

•	See Note A in Notes to Financial Statements.
^	The total value of securities on loan is $5,185,000.

† Represents the aggregate value, by category, of securities that are not among the 50 largest holdings and, in total for any issuer, represent 1% or less of net assets.

1 The issuer operates under a congressional charter; its securities are not backed by the full faith and credit of the U.S. government.

2 The average or expected maturity is shorter than the final maturity shown because of the possibility of interim principal payments and prepayments or the possibility of the issue being called.

3 Certain of the fund’s securities are exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At June 30, 2009, the aggregate value of these securities was $266,857,000, representing 0.5% of net assets.

4 Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.

5 Includes $5,309,000 of collateral received for securities on loan.

See accompanying Notes, which are an integral part of the Financial Statements.

15

Total Bond Market Index Fund

Statement of Operations

Six Months Ended
June 30, 2009
($000)
Investment Income
Income
Interest[1]	1,283,674
Security Lending	131
Total Income	1,283,805
Expenses
The Vanguard Group—Note B
Investment Advisory Services	2,787
Management and Administrative—Investor Shares	15,083
Management and Administrative—Admiral Shares	7,143
Management and Administrative—Signal Shares	3,739
Management and Administrative—Institutional Shares	2,419
Management and Administrative—ETF Shares	1,772
Marketing and Distribution—Investor Shares	3,726
Marketing and Distribution—Admiral Shares	1,718
Marketing and Distribution—Signal Shares	1,126
Marketing and Distribution—Institutional Shares	2,006
Marketing and Distribution—ETF Shares	501
Custodian Fees	186
Shareholders’ Reports and Proxies—Investor Shares	447
Shareholders’ Reports and Proxies—Admiral Shares	65
Shareholders’ Reports and Proxies—Signal Shares	43
Shareholders’ Reports and Proxies—Institutional Shares	59
Shareholders’ Reports and Proxies—ETF Shares	109
Trustees’ Fees and Expenses	46
Total Expenses	42,975
Net Investment Income	1,240,830
Realized Net Gain (Loss)
Investment Securities Sold	174,125
Swap Contracts	(9,929)
Realized Net Gain (Loss)	164,196
Change in Unrealized Appreciation (Depreciation)
Investment Securities	(304,135)
Swap Contracts	13,697
Change in Unrealized Appreciation (Depreciation)	(290,438)
Net Increase (Decrease) in Net Assets Resulting from Operations	1,114,588

1 Interest income from an affiliated company of the fund was $2,491,000.

See accompanying Notes, which are an integral part of the Financial Statements.

16

Total Bond Market Index Fund

Statement of Changes in Net Assets

	Six Months Ended	Year Ended
	June 30,	December 31,
	2009	2008
	($000)	($000)
Increase (Decrease) in Net Assets
Operations
Net Investment Income	1,240,830	2,965,075
Realized Net Gain (Loss)	164,196	(10,506)
Change in Unrealized Appreciation (Depreciation)	(290,438)	112,158
Net Increase (Decrease) in Net Assets Resulting from Operations	1,114,588	3,066,727
Distributions
Net Investment Income
Investor Shares	(408,248)	(1,452,546)
Admiral Shares	(303,360)	(571,976)
Signal Shares	(166,983)	(309,319)
Institutional Shares	(283,734)	(539,801)
ETF Shares	(66,610)	(92,422)
Realized Capital Gain
Investor Shares	—	—
Admiral Shares	—	—
Signal Shares	—	—
Institutional Shares	—	—
ETF Shares	—	—
Total Distributions	(1,228,935)	(2,966,064)
Capital Share Transactions
Investor Shares	(12,148,719)	172,304
Admiral Shares	1,811,852	2,713,715
Signal Shares	377,692	1,929,964
Institutional Shares	621,629	2,908,936
ETF Shares	1,467,085	1,823,393
Net Increase (Decrease) from Capital Share Transactions	(7,870,461)	9,548,312
Total Increase (Decrease)	(7,984,808)	9,648,975
Net Assets
Beginning of Period	65,414,967	55,765,992
End of Period[1]	57,430,159	65,414,967

1 Net Assets—End of Period includes undistributed net investment income of $15,176,000 and $0.

See accompanying Notes, which are an integral part of the Financial Statements.

17

Total Bond Market Index Fund

Financial Highlights

Investor Shares
	Six Months
	Ended
For a Share Outstanding	June 30,	Year Ended December 31,
Throughout Each Period	2009	2008	2007	2006	2005	2004
Net Asset Value, Beginning of Period	$10.18	$10.16	$9.99	$10.06	$10.27	$10.31
Investment Operations
Net Investment Income	.221	.477	.501	.485	.446	.441
Net Realized and Unrealized Gain (Loss)
on Investments	(.010)	.020	.170	(.070)	(.205)	(.014)
Total from Investment Operations	.211	.497	.671	.415	.241	.427
Distributions
Dividends from Net Investment Income	(.221)	(.477)	(.501)	(.485)	(.449)	(.446)
Distributions from Realized Capital Gains	—	—	—	—	(.002)	(.021)
Total Distributions	(.221)	(.477)	(.501)	(.485)	(.451)	(.467)
Net Asset Value, End of Period	$10.17	$10.18	$10.16	$9.99	$10.06	$10.27

Total Return[1]	2.11%	5.05%	6.92%	4.27%	2.40%	4.24%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$17,432	$29,687	$29,532	$23,769	$21,643	$19,479
Ratio of Total Expenses to
Average Net Assets	0.22%[2]	0.20%	0.19%	0.20%	0.20%	0.20%
Ratio of Net Investment Income to
Average Net Assets	4.39%[2]	4.73%	5.02%	4.88%	4.40%	4.29%
Portfolio Turnover Rate[3]	65%[2]	61%	54%	63%	59%	59%

1 Total returns do not include the account service fee that may be applicable to certain accounts with balances below $10,000.

2 Annualized.

3 Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.

See accompanying Notes, which are an integral part of the Financial Statements.

18

Total Bond Market Index Fund

Financial Highlights

Admiral Shares
	Six Months
	Ended
For a Share Outstanding	June 30,	Year Ended December 31,
Throughout Each Period	2009	2008	2007	2006	2005	2004
Net Asset Value, Beginning of Period	$10.18	$10.16	$9.99	$10.06	$10.27	$10.31
Investment Operations
Net Investment Income	.225	.486	.510	.494	.455	.450
Net Realized and Unrealized Gain (Loss)
on Investments	(.010)	.020	.170	(.070)	(.205)	(.014)
Total from Investment Operations	.215	.506	.680	.424	.250	.436
Distributions
Dividends from Net Investment Income	(.225)	(.486)	(.510)	(.494)	(.458)	(.455)
Distributions from Realized Capital Gains	—	—	—	—	(.002)	(.021)
Total Distributions	(.225)	(.486)	(.510)	(.494)	(.460)	(.476)
Net Asset Value, End of Period	$10.17	$10.18	$10.16	$9.99	$10.06	$10.27

Total Return	2.15%	5.15%	7.02%	4.36%	2.49%	4.33%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$14,782	$12,978	$10,232	$7,900	$4,529	$2,502
Ratio of Total Expenses to
Average Net Assets	0.14%[1]	0.11%	0.10%	0.11%	0.11%	0.11%
Ratio of Net Investment Income to
Average Net Assets	4.47%[1]	4.82%	5.11%	4.97%	4.49%	4.38%
Portfolio Turnover Rate[2]	65%[1]	61%	54%	63%	59%	59%

1 Annualized.

2 Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.

See accompanying Notes, which are an integral part of the Financial Statements.

19

Total Bond Market Index Fund

Financial Highlights

Signal Shares
	Six Months			Sept. 1,
	Ended	Year Ended		2006[1] to
	June 30,	December 31,		Dec. 31,
For a Share Outstanding Throughout Each Period	2009	2008	2007	2006
Net Asset Value, Beginning of Period	$10.18	$10.16	$9.99	$9.94
Investment Operations
Net Investment Income	.225	.486	.510	.166
Net Realized and Unrealized Gain (Loss) on Investments	(.010)	.020	.170	.050
Total from Investment Operations	.215	.506	.680	.216
Distributions
Dividends from Net Investment Income	(.225)	(.486)	(.510)	(.166)
Distributions from Realized Capital Gains	—	—	—	—
Total Distributions	(.225)	(.486)	(.510)	(.166)
Net Asset Value, End of Period	$10.17	$10.18	$10.16	$9.99

Total Return	2.15%	5.15%	7.02%	2.18%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$7,743	$7,372	$5,414	$632
Ratio of Total Expenses to Average Net Assets	0.14%[2]	0.11%	0.10%	0.11%[2]
Ratio of Net Investment Income to Average Net Assets	4.47%[2]	4.82%	5.11%	4.97%[2]
Portfolio Turnover Rate[3]	65%[2]	61%	54%	63%

1 Inception.

2 Annualized.

3 Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.

See accompanying Notes, which are an integral part of the Financial Statements.

20

Total Bond Market Index Fund

Financial Highlights

Institutional Shares
	Six Months
	Ended
For a Share Outstanding	June 30,	Year Ended December 31,
Throughout Each Period	2009	2008	2007	2006	2005	2004
Net Asset Value, Beginning of Period	$10.18	$10.16	$9.99	$10.06	$10.27	$10.31
Investment Operations
Net Investment Income	.228	.490	.513	.498	.459	.453
Net Realized and Unrealized Gain (Loss)
on Investments	(.010)	.020	.170	(.070)	(.205)	(.014)
Total from Investment Operations	.218	.510	.683	.428	.254	.439
Distributions
Dividends from Net Investment Income	(.228)	(.490)	(.513)	(.498)	(.462)	(.458)
Distributions from Realized Capital Gains	—	—	—	—	(.002)	(.021)
Total Distributions	(.228)	(.490)	(.513)	(.498)	(.464)	(.479)
Net Asset Value, End of Period	$10.17	$10.18	$10.16	$9.99	$10.06	$10.27

Total Return	2.18%	5.19%	7.05%	4.40%	2.53%	4.36%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$13,038	$12,431	$9,492	$8,257	$7,325	$7,444
Ratio of Total Expenses to
Average Net Assets	0.08%[1]	0.07%	0.07%	0.07%	0.07%	0.08%
Ratio of Net Investment Income to
Average Net Assets	4.53%[1]	4.86%	5.14%	5.01%	4.53%	4.41%
Portfolio Turnover Rate[2]	65%[1]	61%	54%	63%	59%	59%

1 Annualized.

2 Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.

See accompanying Notes, which are an integral part of the Financial Statements.

21

Total Bond Market Index Fund

Financial Highlights

ETF Shares
	Six Months	Year	April 3,
	Ended	Ended	2007[1] to
	June 30,	Dec. 31,	Dec. 31,
For a Share Outstanding Throughout Each Period	2009	2008	2007
Net Asset Value, Beginning of Period	$76.93	$76.61	$74.95
Investment Operations
Net Investment Income	1.641	3.525	2.351
Net Realized and Unrealized Gain (Loss) on Investments	(.064)	.320	1.660
Total from Investment Operations	1.577	3.845	4.011
Distributions
Dividends from Net Investment Income	(1.377)	(3.525)	(2.351)
Distributions from Realized Capital Gains	—	—	—
Total Distributions	(1.377)	(3.525)	(2.351)
Net Asset Value, End of Period	$77.13	$76.93	$76.61

Total Return	2.08%	5.18%	5.45%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$4,435	$2,946	$1,095
Ratio of Total Expenses to Average Net Assets	0.14%[2]	0.10%	0.11%[2]
Ratio of Net Investment Income to Average Net Assets	4.47%[2]	4.83%	5.10%[2]
Portfolio Turnover Rate[3]	65%[2]	61%	54%

1 Inception.

2 Annualized.

3 Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.

See accompanying Notes, which are an integral part of the Financial Statements.

22

Total Bond Market Index Fund

Notes to Financial Statements

Vanguard Total Bond Market Index Fund is registered under the Investment Company Act of 1940 as an open-end investment company, or mutual fund. Certain of the fund’s investments are in corporate debt instruments; the issuers’ abilities to meet their obligations may be affected by economic developments in their respective industries. The fund offers five classes of shares: Investor Shares, Admiral Shares, Signal Shares, Institutional Shares, and ETF Shares. Investor Shares are available to any investor who meets the fund’s minimum purchase requirements. Admiral Shares are designed for investors who meet certain administrative, service, tenure, and account-size criteria. Signal Shares are designed for institutional investors who meet certain administrative, service, and account-size criteria. Institutional Shares are designed for investors who meet certain administrative and service criteria and invest a minimum of $5 million. ETF Shares are listed for trading on the NYSE Arca, Inc.; they can be purchased and sold through a broker.

A. The following significant accounting policies conform to generally accepted accounting principles for U.S. mutual funds. The fund consistently follows such policies in preparing its financial statements.

1. Security Valuation: Bonds, and temporary cash investments acquired over 60 days to maturity, are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Investments in Vanguard Market Liquidity Fund are valued at that fund’s net asset value. Other temporary cash investments are valued at amortized cost, which approximates market value. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund’s pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the board of trustees to represent fair value.

2. Swap Contracts: The fund is subject to credit risk through its investment in swap transactions to earn the total return on the Commercial Mortgage-Backed Securities (CMBS) Index. Under the terms of the swaps, the fund receives the total return (either receiving the increase or paying the decrease) on the CMBS index, applied to a notional principal amount. In return, the fund agrees to pay the counterparty a floating rate, which is reset periodically based on short-term interest rates, applied to the same notional amount. At the same time, the fund invests an amount equal to the notional amount of the swaps in high-quality floating-rate securities.

The notional amounts of swap contracts are not recorded in the Statement of Net Assets. Swaps are valued daily and the change in value is recorded as unrealized appreciation (depreciation) until periodic payments are made, or the swap terminates, at which time realized gain (loss) is recorded. A primary risk for all swaps is that a counterparty will default on its obligation to pay net amounts due to the fund. The fund’s maximum risk of loss from counterparty credit risk is the amount of unrealized appreciation on the swap contract. This risk is mitigated by entering into swaps only with highly-rated counterparties, a master netting arrangement between the fund and the counterparty, and by the posting of collateral by the counterparty. The swap contracts contain provisions whereby a counterparty may terminate open contracts if the fund’s net assets decline below a certain level, triggering a payment by the fund if the fund is in a net liability position at the time of the termination. The payment amount would be reduced by any collateral the fund has posted. Any securities posted as collateral for open contracts are noted in the Statement of Net Assets.

3. Mortgage Dollar Rolls: The fund has entered into mortgage-dollar-roll transactions, in which the fund sells mortgage-backed securities to a dealer and simultaneously agrees to purchase similar securities in the future at a predetermined price. The proceeds of the securities sold in mortgage-dollar-roll

23

Total Bond Market Index Fund

transactions are invested in high-quality short-term fixed income securities. The fund forgoes principal and interest paid on the securities, and is compensated by interest earned on the proceeds of the initial sale and by a lower price on the securities to be repurchased. The fund accounts for mortgage-dollar-roll transactions as purchases and sales; as such, these transactions may increase the fund’s portfolio turnover rate. Amounts to be received or paid in connection with open mortgage dollar rolls are included in Receivables for Investment Securities Sold (Other Assets) or Payables for Investment Securities Purchased (Liabilities) in the Statement of Net Assets. The primary risk associated with mortgage dollar rolls is that a counterparty will default on its obligations to deliver purchased securities.

4. Federal Income Taxes: The fund intends to continue to qualify as a regulated investment company and distribute all of its taxable income. Management has analyzed the fund’s tax positions taken on federal income tax returns for all open tax years (tax years ended December 31, 2005–2008) and for the period ended June 30, 2009, and has concluded that no provision for federal income tax is required in the fund’s financial statements.

5. Distributions: Distributions from net investment income are declared daily by all share classes except ETF Shares, and paid on the first business day of the following month. Monthly income dividends from ETF Shares, and annual distributions from realized capital gains, if any, are recorded on the ex-dividend date.

6. Security Lending: The fund may lend its securities to qualified institutional borrowers to earn additional income. Security loans are required to be secured at all times by collateral at least equal to the market value of securities loaned. The fund invests cash collateral received in Vanguard Market Liquidity Fund, and records a liability for the return of the collateral, during the period the securities are on loan. Security lending income represents the income earned on investing cash collateral, less expenses associated with the loan.

7. Other: Interest income includes income distributions received from Vanguard Market Liquidity Fund and is accrued daily. Premiums and discounts on debt securities purchased are amortized and accreted, respectively, to interest income over the lives of the respective securities. Security transactions are accounted for on the date securities are bought or sold. Costs used to determine realized gains (losses) on the sale of investment securities are those of the specific securities sold.

Each class of shares has equal rights as to assets and earnings, except that each class separately bears certain class-specific expenses related to maintenance of shareholder accounts (included in Management and Administrative expenses), shareholder reporting, and proxies. Marketing and distribution expenses are allocated to each class of shares based on a method approved by the board of trustees. Income, other non-class-specific expenses, and gains and losses on investments are allocated to each class of shares based on its relative net assets.

B. The Vanguard Group furnishes at cost investment advisory, corporate management, administrative, marketing, and distribution services. The costs of such services are allocated to the fund under methods approved by the board of trustees. The fund has committed to provide up to 0.40% of its net assets in capital contributions to Vanguard. At June 30, 2009, the fund had contributed capital of $13,210,000 to Vanguard (included in Other Assets), representing 0.02% of the fund’s net assets and 5.28% of Vanguard’s capitalization. The fund’s trustees and officers are also directors and officers of Vanguard.

24

Total Bond Market Index Fund

C. Various inputs may be used to determine the value of the fund’s investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.

Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments).

The following table summarizes the fund’s investments as of June 30, 2009, based on the inputs used to value them:

	Level 1	Level 2	Level 3
Investments	($000)	($000)	($000)
U.S. Government and Agency Obligations	—	41,081,408	—
Corporate Bonds	—	13,819,593	91
Sovereign Bonds	—	1,836,199	—
Taxable Municipal Bonds	—	165,971	—
Temporary Cash Investments	1,573,931	—	—
Total	1,573,931	56,903,171	91

The following table summarizes changes in investments valued based on Level 3 inputs during the six months ended June 30, 2009:

Investments in
Corporate Bonds
Amount valued based on Level 3 Inputs	($000)
Balance as of December 31, 2008	—
Transfers in and/or out of Level 3	91
Balance as of June 30, 2009	91

25

Total Bond Market Index Fund

D. Capital gain distributions are determined on a tax basis and may differ from realized capital gains for financial reporting purposes. Differences may be permanent or temporary. Permanent differences are reclassified among capital accounts in the financial statements to reflect their tax character. Temporary differences arise when gains or losses are recognized in different periods for financial statement and tax purposes; these differences will reverse at some time in the future.

During the six months ended June 30, 2009, the fund realized $245,796,000 of net capital gains resulting from in-kind redemptions—in which shareholders exchanged fund shares for securities held by the fund rather than for cash. Because such gains are not taxable to the fund, and are not distributed to shareholders, they have been reclassified from accumulated net realized losses to paid-in capital.

The fund’s tax-basis capital gains and losses are determined only at the end of each fiscal year. For tax purposes, at December 31, 2008, the fund had available realized losses of $209,240,000 to offset future net capital gains of $15,516,000 through December 31, 2013, $180,484,000 through December 31, 2014, $11,958,000 through December 31, 2016, and $1,282,000 through December 31, 2017. The fund will use these capital losses to offset net taxable capital gains, if any, realized during the year ending December 31, 2009; should the fund realize net capital losses for the year, the losses will be added to the loss carryforward balances above.

Certain of the fund’s U.S. Treasury Inflation-Indexed securities experienced deflation adjustments that reduced interest income and the cost of investments for financial statement purposes by an amount greater than the reduction of taxable income; the additional income reduction will be deferred for tax purposes until it is used to offset future inflation adjustments that increase taxable income. The difference becomes permanent if the securities are sold. During the six months ended June 30, 2009, the fund realized gains of $3,281,000 that were included in ordinary income for tax purposes as a result of deferred deflation adjustments; accordingly such gains have been reclassified from accumulated net realized losses to undistributed net investment income.

At June 30, 2009, the cost of investment securities for tax purposes was $57,836,414,000. Net unrealized appreciation of investment securities for tax purposes was $640,779,000, consisting of unrealized gains of $1,480,169,000 on securities that had risen in value since their purchase and $839,390,000 in unrealized losses on securities that had fallen in value since their purchase.

E. During the six months ended June 30, 2009, the fund purchased $3,318,991,000 of investment securities and sold $7,549,193,000 of investment securities, other than U.S. government securities and temporary cash investments. Purchases and sales of U.S. government securities were $20,852,434,000 and $24,276,074,000, respectively.

26

Total Bond Market Index Fund

F. Capital share transactions for each class of shares were:

	Six Months Ended			Year Ended
	June 30, 2009		December 31, 2008
	Amount	Shares	Amount	Shares
	($000)	(000)	($000)	(000)
Investor Shares
Issued	3,939,938	389,895	12,149,716	1,208,131
Issued in Lieu of Cash Distributions	344,533	34,125	1,412,821	140,609
Redeemed	(16,433,190)	(1,625,156)	(13,390,233)	(1,340,352)
Net Increase (Decrease)—Investor Shares	(12,148,719)	(1,201,136)	172,304	8,388
Admiral Shares
Issued	2,681,805	265,601	4,380,267	434,463
Issued in Lieu of Cash Distributions	270,708	26,811	515,178	51,308
Redeemed	(1,140,661)	(113,062)	(2,181,730)	(218,412)
Net Increase (Decrease)—Admiral Shares	1,811,852	179,350	2,713,715	267,359
Signal Shares
Issued	1,566,145	155,264	3,626,167	360,870
Issued in Lieu of Cash Distributions	147,816	14,642	281,653	28,052
Redeemed	(1,336,269)	(132,285)	(1,977,856)	(197,842)
Net Increase (Decrease)—Signal Shares	377,692	37,621	1,929,964	191,080
Institutional Shares
Issued	3,074,496	304,536	6,316,289	627,668
Issued in Lieu of Cash Distributions	262,017	25,956	502,440	50,060
Redeemed	(2,714,884)	(268,959)	(3,909,793)	(391,276)
Net Increase (Decrease)—Institutional Shares	621,629	61,533	2,908,936	286,452
ETF Shares
Issued	1,467,085	19,200	1,854,223	24,400
Issued in Lieu of Cash Distributions	—	—	—	—
Redeemed	—	—	(30,830)	(400)
Net Increase (Decrease)—ETF Shares	1,467,085	19,200	1,823,393	24,000

G. In preparing the financial statements as of June 30, 2009, management considered the impact of subsequent events occurring through August 5, 2009, for potential recognition or disclosure in these financial statements.

27

Short-Term Bond Index Fund

Fund Profile

As of June 30, 2009

Financial Attributes
		Target	Broad
	Fund	Index[1]	Index[2]
Number of Issues	1,105	2,030	8,866
Yield[3]		2.4%	4.1%
Investor Shares	2.2%
Admiral Shares	2.3%
Signal Shares	2.3%
ETF Shares	2.3%
Yield to Maturity	2.4%[4]	2.5%	4.1%
Average Coupon	3.7%	3.7%	4.9%
Average
Effective Maturity	2.8 years	2.8 years	6.7 years
Average Quality[5]	Aa1	Aa1	Aa1
Average Duration	2.6 years	2.6 years	4.3 years
Expense Ratio[6]		—	—
Investor Shares	0.22%
Admiral Shares	0.14%
Signal Shares	0.14%
ETF Shares	0.14%
Short-Term Reserves	0.5%	—	—

Sector Diversification[7] (% of portfolio)

Asset-Backed/Commercial Mortgage-Backed	0.0%
Finance	9.8
Foreign	6.5
Government Mortgage-Backed	0.1
Industrial	11.6
Treasury/Agency	69.7
Utilities	1.8
Other	0.5

Volatility Measures[8]
	Fund Versus	Fund Versus
	Target Index[1]	Broad Index[2]
R-Squared	0.99	0.73
Beta	1.02	0.52

Distribution by Maturity (% of portfolio)

Under 1 Year	1.9%
1–3 Years	59.7
3–5 Years	38.2
Over 5 Years	0.2

Distribution of Credit Quality[5] (% of portfolio)

Aaa	74.5%
Aa	5.8
A	11.9
Baa	7.8

Investment Focus

1 Barclays Capital U.S. 1–5 Year Government/Credit Bond Index.

2 Barclays Capital U.S. Aggregate Bond Index.

3 30-day SEC yield for the fund; index yield assumes that all bonds are called or prepaid at the earliest possible dates.

4 Before expenses.

5 Moody’s Investors Service.

6 The expense ratios shown are from the prospectuses dated April 24, 2009, and represent estimated costs for the current fiscal year based on the fund’s net assets as of the prospectus date. For the six months ended June 30, 2009, the expense ratios were 0.22% for Investor Shares, 0.14% for Admiral Shares, 0.14% for Signal Shares, and 0.14% for ETF Shares.

7 The agency sector may include issues from government-sponsored enterprises; such issues are not backed by the full faith and credit of the U.S. government.

8 For an explanation of R-squared, beta, and other terms used here, see the Glossary.

28

Short-Term Bond Index Fund

Performance Summary

All of the returns in this report represent past performance, which is not a guarantee of future results that may be achieved by the fund. (Current performance may be lower or higher than the performance data cited. For performance data current to the most recent month-end, visit our website at www.vanguard.com/performance.) Note, too, that both investment returns and principal value can fluctuate widely, so an investor’s shares, when sold, could be worth more or less than their original cost. The returns shown do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares.

Fiscal-Year Total Returns (%): December 31, 1998–June 30, 2009
				Barclays
	Investor Shares			Capital[1]
Fiscal	Capital	Income	Total	Total
Year	Return	Return	Return	Return
1999	–3.3%	5.4%	2.1%	2.1%
2000	2.4	6.4	8.8	8.9
2001	3.0	5.9	8.9	9.0
2002	1.5	4.6	6.1	8.1
2003	0.1	3.3	3.4	3.4
2004	–1.3	3.0	1.7	1.8
2005	–2.2	3.5	1.3	1.4
2006	–0.3	4.4	4.1	4.2
2007	2.4	4.8	7.2	7.3
2008	1.5	3.9	5.4	5.1
2009[2]	0.4	1.5	1.9	2.0

Average Annual Total Returns: Periods Ended June 30, 2009

						Ten Years
	Inception Date	One Year	Five Years	Capital	Income	Total
Investor Shares[3]	3/1/1994	5.45%	4.36%	0.61%	4.40%	5.01%
Admiral Shares	11/12/2001	5.53	4.44	0.05[4]	3.94[4]	3.99[4]
Signal Shares	3/30/2007	5.54	5.87[4]	—	—	—
ETF Shares	4/3/2007
Market Price		5.79	6.13[4]	—	—	—
Net Asset Value		5.60	5.90[4]	—	—	—

1 Barclays Capital U.S. 1–5 Year Government/Credit Bond Index.

2 Six months ended June 30, 2009.

3 Total return figures do not include the account service fee that may be applicable to certain accounts with balances below $10,000.

4 Return since inception.

Note: See Financial Highlights tables for dividend and capital gains information.

29

Short-Term Bond Index Fund

Financial Statements (unaudited)

Statement of Net Assets—Investments Summary

As of June 30, 2009

This Statement summarizes the fund’s holdings by asset type. Details are reported for each of the fund’s 50 largest individual holdings and for investments that, in total for any issuer, represent more than 1% of the fund’s net assets. The total value of smaller holdings is reported as a single amount within each category.

The fund provides a complete list of its holdings four times in each fiscal year, at the quarter-ends. For the second and fourth fiscal quarters, the complete listing of the fund’s holdings is available electronically on Vanguard.com and on the Securities and Exchange Commission’s website (www.sec.gov), or you can have it mailed to you without charge by calling 800-662-7447. For the first and third fiscal quarters, the fund files the lists with the SEC on Form N-Q. Shareholders can look up the fund’s Forms N-Q on the SEC’s website. Forms N-Q may also be reviewed and copied at the SEC’s Public Reference Room (see the back cover of this report for further information).

			Face	Market	Percentage
		Maturity	Amount	Value•	of Net
	Coupon	Date	($000)	($000)	Assets
U.S. Government and Agency Obligations
U.S. Government Securities
U.S. Treasury
Inflation-Indexed Note	3.500%	1/15/11	11,400	14,576	0.1%
U.S. Treasury Note	0.875%	2/28/11	251,350	251,194	2.2%
U.S. Treasury Note	2.250%	5/31/14	222,180	219,265	1.9%
U.S. Treasury Note	1.500%	10/31/10	214,165	216,508	1.9%
U.S. Treasury Note	1.250%	11/30/10	198,800	200,259	1.7%
U.S. Treasury Note	1.875%	6/15/12	185,000	186,387	1.6%
U.S. Treasury Note	3.875%	10/31/12	163,850	175,218	1.5%
U.S. Treasury Note	0.875%	12/31/10	166,860	167,095	1.4%
U.S. Treasury Note	2.000%	11/30/13	168,840	166,414	1.4%
U.S. Treasury Note	3.125%	9/30/13	151,525	156,781	1.4%
U.S. Treasury Note	4.375%	12/15/10	142,705	150,174	1.3%
U.S. Treasury Note	3.500%	5/31/13	141,435	149,081	1.3%
U.S. Treasury Note	2.000%	9/30/10	140,090	142,519	1.2%
U.S. Treasury Note	2.625%	6/30/14	140,850	141,335	1.2%
U.S. Treasury Note	4.500%	2/28/11	128,300	136,019	1.2%
U.S. Treasury Note	2.750%	7/31/10	130,900	133,968	1.2%
U.S. Treasury Note	0.875%	1/31/11	130,870	130,952	1.1%
U.S. Treasury Note	1.375%	5/15/12	129,175	128,489	1.1%
U.S. Treasury Note	4.750%	5/31/12	115,605	126,082	1.1%
U.S. Treasury Note	4.625%	7/31/12	115,025	125,288	1.1%
U.S. Treasury Note	1.750%	3/31/14	127,915	123,758	1.1%
U.S. Treasury Note	0.875%	4/30/11	121,250	120,909	1.0%
U.S. Treasury Note	1.125%	1/15/12	120,320	119,568	1.0%
U.S. Treasury Note	4.500%	3/31/12	102,310	110,719	1.0%
U.S. Treasury Note	3.125%	8/31/13	105,330	109,148	0.9%
U.S. Treasury Note	2.375%	8/31/10	106,065	108,269	0.9%
U.S. Treasury Note	1.750%	1/31/14	108,795	105,769	0.9%
U.S. Treasury Note	4.875%	6/30/12	94,385	103,440	0.9%
U.S. Treasury Note	4.875%	4/30/11	92,285	98,688	0.9%

30

Short-Term Bond Index Fund

				Face	Market	Percentage
			Maturity	Amount	Value•	of Net
		Coupon	Date	($000)	($000)	Assets
	U.S. Treasury Note	2.750%	10/31/13	94,425	96,211	0.8%
	U.S. Treasury Note	5.125%	6/30/11	83,315	89,889	0.8%
	U.S. Treasury Note	1.125%	6/30/11	88,425	88,439	0.8%
	U.S. Treasury Note	1.500%	12/31/13	88,150	84,927	0.7%
	U.S. Treasury Note	0.875%	5/31/11	85,000	84,708	0.7%
	U.S. Treasury Note	1.875%	2/28/14	82,160	80,055	0.7%
	U.S. Treasury Note	4.500%	4/30/12	71,560	77,464	0.7%
	U.S. Treasury Note	4.500%	11/30/11	67,750	72,948	0.6%
	U.S. Treasury Note	4.500%	9/30/11	63,655	68,220	0.6%
	U.S. Treasury Note	1.875%	4/30/14	70,150	68,090	0.6%
	U.S. Treasury Note	4.625%	2/29/12	62,805	68,084	0.6%
	U.S. Treasury Note	4.125%	8/31/12	63,335	68,055	0.6%
	U.S. Treasury Note	1.125%	12/15/11	66,825	66,502	0.6%
	U.S. Treasury Note	4.125%	8/15/10	46,855	48,715	0.4%
	U.S. Treasury Note	0.875%–5.750%	11/30/09–5/15/14	437,235	457,615	3.9%
					5,637,794	48.6%
Agency Bonds and Notes
1	Federal Farm Credit Bank	2.000%–5.375%	9/13/10–4/17/14	113,375	117,995	1.1%
1	Federal Home Loan Bank	3.625%	10/18/13	48,675	50,386	0.4%
1	Federal Home Loan Bank	4.875%	11/18/11	46,750	50,383	0.4%
1	Federal Home Loan Bank	1.375%–5.750%	7/16/10–11/27/13	395,325	415,058	3.7%
1	Federal Home Loan Mortgage Corp.	2.125%	3/23/12	56,275	56,843	0.5%
1	Federal Home Loan Mortgage Corp.	5.125%	8/23/10	52,400	55,027	0.5%
1	Federal Home Loan Mortgage Corp.	4.500%	7/15/13	45,700	49,224	0.4%
1	Federal Home Loan
	Mortgage Corp.	1.625%–6.875%	7/12/10–7/28/14	503,750	528,951	4.4%
1	Federal National Mortgage Assn.	6.000%	5/15/11	94,275	102,467	0.9%
1	Federal National Mortgage Assn.	2.500%	5/15/14	50,000	49,139	0.4%
1	Federal National Mortgage Assn.	5.500%	3/15/11	45,000	48,282	0.4%
1	Federal National
	Mortgage Assn.	1.375%–6.625%	7/12/10–4/15/14	478,375	500,092	4.3%
					2,023,847	17.4%
Total U.S. Government and Agency Obligations (Cost $7,550,804)					7,661,641	66.0%
Corporate Bonds
[2]Asset-Backed/Commercial Mortgage-Backed Securities †					9,133	0.1%

Finance
	Banking
3	Bank of America Corp.	2.100%–7.375%	8/1/10–11/15/14	121,150	122,605	1.1%
3	Bank of America, NA	1.700%	12/23/10	7,500	7,592	0.1%
	Bank One Corp.	5.900%	11/15/11	1,500	1,567	0.0%
	Bear Stearns Co., Inc.	4.500%–6.950%	10/28/10–8/10/12	15,875	16,506	0.1%
3	Citibank, NA	1.500%–1.625%	3/30/11–7/12/11	7,950	7,984	0.1%
3	Citigroup Funding, Inc.	2.000%–2.125%	3/30/12–7/12/12	5,575	5,594	0.0%
3	Citigroup, Inc.	1.375%–6.500%	8/3/10–5/5/14	140,125	138,312	1.3%
	Countrywide Financial Corp.	5.800%	6/7/12	3,850	3,855	0.0%
	Countrywide Home Loan	4.000%	3/22/11	1,600	1,570	0.0%
	FIA Card Services NA	6.625%	6/15/12	1,000	1,018	0.0%
	Golden West Financial Corp.	4.750%	10/1/12	3,575	3,567	0.0%
3	JPMorgan Chase & Co.	2.125%–6.750%	2/1/11–5/1/15	98,225	101,125	0.9%
	MBNA Corp.	6.125%–7.500%	3/15/12–3/1/13	3,075	3,192	0.0%
	Merrill Lynch & Co., Inc.	4.125%–6.150%	9/10/09–4/25/13	25,825	25,851	0.2%
	Southtrust Corp.	5.800%	6/15/14	1,350	1,351	0.0%
	Wachovia Bank NA	7.800%	8/18/10	2,000	2,100	0.0%

31

Short-Term Bond Index Fund

				Face	Market	Percentage
			Maturity	Amount	Value•	of Net
		Coupon	Date	($000)	($000)	Assets
4	Wachovia Capital Trust III	5.800%	3/15/11	5,950	3,570	0.0%
	Wachovia Corp.	5.300%–5.500%	10/15/11–5/1/13	10,780	11,189	0.1%
3	Wells Fargo & Co.	2.125%–6.375%	1/15/10–10/16/13	87,100	89,065	0.8%
	Wells Fargo Bank NA	4.750%	2/9/15	2,375	2,304	0.0%
4	Wells Fargo Capital XIII	7.700%	12/29/49	8,325	6,910	0.1%
4	Wells Fargo Capital XV	9.750%	12/29/49	4,125	3,960	0.0%
2	Banking—Other †				484,954	4.2%
	Brokerage †				7,127	0.1%
	Finance Companies
3	General Electric Capital Corp.	1.625%–6.125%	9/13/10–6/9/14	181,160	185,926	1.6%
	Finance Companies—Other †				98,760	0.8%
2	Insurance †				124,690	1.1%
	Other Finance †				7,125	0.1%
	Real Estate Investment Trusts †				36,307	0.3%
					1,505,676	13.0%
Industrial
	Basic Industry †				107,056	0.9%
	Capital Goods
	General Electric Co.	5.000%	2/1/13	16,000	16,643	0.2%
2	Capital Goods—Other †				131,740	1.1%
2	Communication †				297,118	2.6%
	Consumer Cyclical †				175,681	1.5%
	Consumer Noncyclical †				324,778	2.8%
	Energy †				135,612	1.2%
	Technology †				111,383	0.9%
	Transportation †				34,680	0.3%
					1,334,691	11.5%
Utilities
	Electric †				164,714	1.4%
	Natural Gas †				49,486	0.4%
					214,200	1.8%
Total Corporate Bonds (Cost $2,996,341)					3,063,700	26.4%
Sovereign Bonds (U.S. Dollar-Denominated)
	European Investment Bank	2.000%–5.250%	9/15/10–6/4/14	152,950	157,826	1.4%
	Kreditanstalt fur
	Wiederaufbau	1.875%–4.750%	11/15/10–3/10/14	126,350	130,471	1.1%
	Landwirtschaftliche
	Rentenbank	3.250%–5.250%	2/14/11–3/15/13	21,200	21,900	0.2%
	Sovereign Bonds (U.S. Dollar-Denominated)—Other †				418,416	3.6%
Total Sovereign Bonds (Cost $710,254)					728,613	6.3%
Taxable Municipal Bonds (Cost $ 5,668) †					5,600	0.0%

				Shares
Temporary Cash Investment
Money Market Fund
5,6	Vanguard Market
	Liquidity Fund (Cost $115,317)	0.395%		115,316,912	115,317	1.0%
Total Investments (Cost $11,378,384)^					11,574,871	99.7%
Other Assets and Liabilities
Other Assets					565,903	4.9%
Liabilities[6]					(534,481)	(4.6%)
					31,422	0.3%
Net Assets					11,606,293	100.0%

32

Short-Term Bond Index Fund

At June 30, 2009, net assets consisted of:
Amount
($000)
Paid-in Capital	11,435,193
Undistributed Net Investment Income	4,312
Accumulated Net Realized Losses	(29,699)
Unrealized Appreciation (Depreciation)	196,487
Net Assets	11,606,293

Investor Shares—Net Assets
Applicable to 405,408,619 outstanding $.001 par value shares of
beneficial interest (unlimited authorization)	4,184,660
Net Asset Value Per Share—Investor Shares	$10.32

Admiral Shares—Net Assets
Applicable to 165,309,493 outstanding $.001 par value shares of
beneficial interest (unlimited authorization)	1,706,336
Net Asset Value Per Share—Admiral Shares	$10.32

Signal Shares—Net Assets
Applicable to 369,190,121 outstanding $.001 par value shares of
beneficial interest (unlimited authorization)	3,810,802
Net Asset Value Per Share—Signal Shares	$10.32

ETF Shares—Net Assets
Applicable to 24,200,000 outstanding $.001 par value shares
of beneficial interest (unlimited authorization)	1,904,495
Net Asset Value Per Share—ETF Shares	$78.70

•	See Note A in Notes to Financial Statements.
^	The total value of securities on loan is $659,000.

† Represents the aggregate value, by category, of securities that are not among the 50 largest holdings and, in total for any issuer, represent 1% or less of net assets.

1 The issuer operates under a congressional charter; its securities are not backed by the full faith and credit of the U.S. government.

2 Certain of the fund’s securities are exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At June 30, 2009, the aggregate value of these securities was $59,769,000, representing 0.5% of net assets.

3 Certain of the fund’s securities are guaranteed by the Federal Deposit Insurance Corporation (FDIC) as part of the Temporary Liquidity Guarantee Program.

4 The average or expected maturity is shorter than the final maturity shown because of the possibility of interim principal payments and prepayments or the possibility of the issue being called.

5 Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.

6 Includes $673,000 of collateral received for securities on loan.

See accompanying Notes, which are an integral part of the Financial Statements.

33

Short-Term Bond Index Fund

Statement of Operations

Six Months Ended
June 30, 2009
($000)
Investment Income
Income
Interest[1]	171,322
Security Lending	85
Total Income	171,407
Expenses
The Vanguard Group—Note B
Investment Advisory Services	503
Management and Administrative—Investor Shares	3,374
Management and Administrative—Admiral Shares	849
Management and Administrative—Signal Shares	1,707
Management and Administrative—ETF Shares	690
Marketing and Distribution—Investor Shares	598
Marketing and Distribution—Admiral Shares	234
Marketing and Distribution—Signal Shares	519
Marketing and Distribution—ETF Shares	197
Custodian Fees	25
Shareholders’ Reports and Proxies—Investor Shares	112
Shareholders’ Reports and Proxies—Admiral Shares	10
Shareholders’ Reports and Proxies—Signal Shares	18
Shareholders’ Reports and Proxies—ETF Shares	40
Trustees’ Fees and Expenses	8
Total Expenses	8,884
Net Investment Income	162,523
Realized Net Gain (Loss) on Investment Securities Sold	33,216
Change in Unrealized Appreciation (Depreciation) of Investment Securities	18,377
Net Increase (Decrease) in Net Assets Resulting from Operations	214,116

1 Interest income from an affiliated company of the fund was $221,000.

See accompanying Notes, which are an integral part of the Financial Statements.

34

Short-Term Bond Index Fund

Statement of Changes in Net Assets

	Six Months Ended	Year Ended
	June 30,	December 31,
	2009	2008
	($000)	($000)
Increase (Decrease) in Net Assets
Operations
Net Investment Income	162,523	308,519
Realized Net Gain (Loss)	33,216	47,739
Change in Unrealized Appreciation (Depreciation)	18,377	74,389
Net Increase (Decrease) in Net Assets Resulting from Operations	214,116	430,647
Distributions
Net Investment Income
Investor Shares	(60,079)	(122,056)
Admiral Shares	(26,233)	(61,985)
Signal Shares	(53,710)	(94,644)
ETF Shares	(18,546)	(29,834)
Realized Capital Gain
Investor Shares	—	—
Admiral Shares	—	—
Signal Shares	—	—
ETF Shares	—	—
Total Distributions	(158,568)	(308,519)
Capital Share Transactions
Investor Shares	486,512	858,062
Admiral Shares	66,810	108,610
Signal Shares	582,517	1,320,260
ETF Shares	742,452	729,327
Net Increase (Decrease) from Capital Share Transactions	1,878,291	3,016,259
Total Increase (Decrease)	1,933,839	3,138,387
Net Assets
Beginning of Period	9,672,454	6,534,067
End of Period[1]	11,606,293	9,672,454

1 Net Assets—End of Period includes undistributed net investment income of $4,312,000 and $0.

See accompanying Notes, which are an integral part of the Financial Statements.

35

Short-Term Bond Index Fund

Financial Highlights

Investor Shares
	Six Months
	Ended
For a Share Outstanding	June 30,	Year Ended December 31,
Throughout Each Period	2009	2008	2007	2006	2005	2004
Net Asset Value, Beginning of Period	$10.28	$10.13	$9.89	$9.92	$10.14	$10.28
Investment Operations
Net Investment Income	.158	.389	.456	.426	.350	.303
Net Realized and Unrealized Gain (Loss)
on Investments	.040	.150	.240	(.030)	(.220)	(.131)
Total from Investment Operations	.198	.539	.696	.396	.130	.172
Distributions
Dividends from Net Investment Income	(.158)	(.389)	(.456)	(.426)	(.350)	(.303)
Distributions from Realized Capital Gains	—	—	—	—	—	(.009)
Total Distributions	(.158)	(.389)	(.456)	(.426)	(.350)	(.312)
Net Asset Value, End of Period	$10.32	$10.28	$10.13	$9.89	$9.92	$10.14

Total Return[1]	1.94%	5.43%	7.22%	4.09%	1.31%	1.70%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$4,185	$3,680	$2,773	$2,731	$2,951	$3,795
Ratio of Total Expenses to
Average Net Assets	0.22%[2]	0.19%	0.18%	0.18%	0.18%	0.18%
Ratio of Net Investment Income to
Average Net Assets	3.08%[2]	3.79%	4.58%	4.32%	3.50%	2.97%
Portfolio Turnover Rate[3]	94%[2]	101%	79%	106%	106%	92%

1 Total returns do not include the account service fee that may be applicable to certain accounts with balances below $10,000.

2 Annualized.

3 Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.

See accompanying Notes, which are an integral part of the Financial Statements.

36

Short-Term Bond Index Fund

Financial Highlights

Admiral Shares
	Six Months
	Ended
For a Share Outstanding	June 30,	Year Ended December 31,
Throughout Each Period	2009	2008	2007	2006	2005	2004
Net Asset Value, Beginning of Period	$10.28	$10.13	$9.89	$9.92	$10.14	$10.28
Investment Operations
Net Investment Income	.162	.397	.464	.433	.357	.310
Net Realized and Unrealized Gain (Loss)
on Investments	.040	.150	.240	(.030)	(.220)	(.131)
Total from Investment Operations	.202	.547	.704	.403	.137	.179
Distributions
Dividends from Net Investment Income	(.162)	(.397)	(.464)	(.433)	(.357)	(.310)
Distributions from Realized Capital Gains	—	—	—	—	—	(.009)
Total Distributions	(.162)	(.397)	(.464)	(.433)	(.357)	(.319)
Net Asset Value, End of Period	$10.32	$10.28	$10.13	$9.89	$9.92	$10.14

Total Return	1.98%	5.51%	7.31%	4.16%	1.38%	1.77%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$1,706	$1,632	$1,502	$2,528	$2,326	$1,469
Ratio of Total Expenses to
Average Net Assets	0.14%[1]	0.11%	0.10%	0.11%	0.11%	0.10%
Ratio of Net Investment Income to
Average Net Assets	3.16%[1]	3.87%	4.66%	4.39%	3.57%	3.05%
Portfolio Turnover Rate[2]	94%[1]	101%	79%	106%	106%	92%

1 Annualized.

2 Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.

See accompanying Notes, which are an integral part of the Financial Statements.

37

Short-Term Bond Index Fund

Financial Highlights

Signal Shares
	Six Months	Year	Mar. 30,
	Ended	Ended	2007[1] to
	June 30,	Dec. 31,	Dec. 31,
For a Share Outstanding Throughout Each Period	2009	2008	2007
Net Asset Value, Beginning of Period	$10.28	$10.13	$9.93
Investment Operations
Net Investment Income	.162	.397	.352
Net Realized and Unrealized Gain (Loss) on Investments	.040	.150	.200
Total from Investment Operations	.202	.547	.552
Distributions
Dividends from Net Investment Income	(.162)	(.397)	(.352)
Distributions from Realized Capital Gains	—	—	—
Total Distributions	(.162)	(.397)	(.352)
Net Asset Value, End of Period	$10.32	$10.28	$10.13

Total Return	1.98%	5.51%	5.67%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$3,811	$3,212	$1,851
Ratio of Total Expenses to Average Net Assets	0.14%[2]	0.11%	0.10%[2]
Ratio of Net Investment Income to Average Net Assets	3.16%[2]	3.87%	4.66%[2]
Portfolio Turnover Rate[3]	94%[2]	101%	79%

1 Inception.

2 Annualized.

3 Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.

See accompanying Notes, which are an integral part of the Financial Statements.

38

Short-Term Bond Index Fund

Financial Highlights

ETF Shares
	Six Months	Year	Apr. 3,
	Ended	Ended	2007[1] to
	June 30,	Dec. 31,	Dec. 31,
For a Share Outstanding Throughout Each Period	2009	2008	2007
Net Asset Value, Beginning of Period	$78.13	$76.88	$74.95
Investment Operations
Net Investment Income	1.176	2.886	2.249
Net Realized and Unrealized Gain (Loss) on Investments	.392	1.250	1.930
Total from Investment Operations	1.568	4.136	4.179
Distributions
Dividends from Net Investment Income	(.998)	(2.886)	(2.249)
Distributions from Realized Capital Gains	—	—	—
Total Distributions	(.998)	(2.886)	(2.249)
Net Asset Value, End of Period	$78.70	$78.13	$76.88

Total Return	2.02%	5.48%	5.67%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$1,904	$1,149	$407
Ratio of Total Expenses to Average Net Assets	0.14%[2]	0.10%	0.11%[2]
Ratio of Net Investment Income to Average Net Assets	3.16%[2]	3.88%	4.65%[2]
Portfolio Turnover Rate[3]	94%[2]	101%	79%

1 Inception.

2 Annualized.

3 Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.

See accompanying Notes, which are an integral part of the Financial Statements.

39

Short-Term Bond Index Fund

Notes to Financial Statements

Vanguard Short-Term Bond Index Fund is registered under the Investment Company Act of 1940 as an open-end investment company, or mutual fund. Certain of the fund’s investments are in corporate debt instruments; the issuers’ abilities to meet their obligations may be affected by economic developments in their respective industries. The fund offers four classes of shares: Investor Shares, Admiral Shares, Signal Shares, and ETF Shares. Investor Shares are available to any investor who meets the fund’s minimum purchase requirements. Admiral Shares are designed for investors who meet certain administrative, service, tenure, and account-size criteria. Signal Shares are designed for institutional investors who meet certain administrative, service, and account-size criteria. ETF Shares are listed for trading on the NYSE Arca, Inc.; they can be purchased and sold through a broker.

A. The following significant accounting policies conform to generally accepted accounting principles for U.S. mutual funds. The fund consistently follows such policies in preparing its financial statements.

1. Security Valuation: Bonds, and temporary cash investments acquired over 60 days to maturity, are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Investments in Vanguard Market Liquidity Fund are valued at that fund’s net asset value. Other temporary cash investments are valued at amortized cost, which approximates market value. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund’s pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the board of trustees to represent fair value.

2. Federal Income Taxes: The fund intends to continue to qualify as a regulated investment company and distribute all of its taxable income. Management has analyzed the fund’s tax positions taken on federal income tax returns for all open tax years (tax years ended December 31, 2005–2008) and for the period ended June 30, 2009, and has concluded that no provision for federal income tax is required in the fund’s financial statements.

3. Distributions: Distributions from net investment income are declared daily by all share classes except ETF Shares, and paid on the first business day of the following month. Monthly income dividends from ETF Shares, and annual distributions from realized capital gains, if any, are recorded on the ex-dividend date.

4. Security Lending: The fund may lend its securities to qualified institutional borrowers to earn additional income. Security loans are required to be secured at all times by collateral at least equal to the market value of securities loaned. The fund invests cash collateral received in Vanguard Market Liquidity Fund, and records a liability for the return of the collateral, during the period the securities are on loan. Security lending income represents the income earned on investing cash collateral, less expenses associated with the loan.

5. Other: Interest income includes income distributions received from Vanguard Market Liquidity Fund and is accrued daily. Premiums and discounts on debt securities purchased are amortized and accreted, respectively, to interest income over the lives of the respective securities. Security transactions are accounted for on the date securities are bought or sold. Costs used to determine realized gains (losses) on the sale of investment securities are those of the specific securities sold.

Each class of shares has equal rights as to assets and earnings, except that each class separately bears certain class-specific expenses related to maintenance of shareholder accounts (included in Management and Administrative expenses), shareholder reporting, and proxies. Marketing and

40

Short-Term Bond Index Fund

distribution expenses are allocated to each class of shares based on a method approved by the board of trustees. Income, other non-class-specific expenses, and gains and losses on investments are allocated to each class of shares based on its relative net assets.

B. The Vanguard Group furnishes at cost investment advisory, corporate management, administrative, marketing, and distribution services. The costs of such services are allocated to the fund under methods approved by the board of trustees. The fund has committed to provide up to 0.40% of its net assets in capital contributions to Vanguard. At June 30, 2009, the fund had contributed capital of $2,642,000 to Vanguard (included in Other Assets), representing 0.02% of the fund’s net assets and 1.06% of Vanguard’s capitalization. The fund’s trustees and officers are also directors and officers of Vanguard.

C. Various inputs may be used to determine the value of the fund’s investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.

Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments).

The following table summarizes the fund’s investments as of June 30, 2009, based on the inputs used to value them:

	Level 1	Level 2	Level 3
Investments	($000)	($000)	($000)
U.S. Government and Agency Obligations	—	7,661,641	—
Corporate Bonds	—	3,063,684	16
Sovereign Bonds	—	728,613	—
Taxable Municipal Bonds	—	5,600	—
Temporary Cash Investments	115,317	—	—
Total	115,317	11,459,538	16

41

Short-Term Bond Index Fund

The following table summarizes changes in investments valued based on Level 3 inputs during the six months ended June 30, 2009:

Investments
in Securities
Amount valued based on Level 3 Inputs	($000)
Balance as of December 31, 2008	—
Transfers in and/or out of Level 3	16
Balance as of June 30, 2009	16

D. Capital gain distributions are determined on a tax basis and may differ from realized capital gains for financial reporting purposes. Differences may be permanent or temporary. Permanent differences are reclassified among capital accounts in the financial statements to reflect their tax character. Temporary differences arise when gains or losses are recognized in different periods for financial statement and tax purposes; these differences will reverse at some time in the future.

The fund’s tax-basis capital gains and losses are determined only at the end of each fiscal year. For tax purposes, at December 31, 2008, the fund had available realized losses of $62,473,000 to offset future net capital gains through December 31, 2014. The fund will use these capital losses to offset net taxable capital gains, if any, realized during the year ending December 31, 2009; should the fund realize net capital losses for the year, the losses will be added to the loss carryforward balance above.

Certain of the fund’s U.S. Treasury Inflation-Indexed securities experienced deflation adjustments that reduced interest income and the cost of investments for financial statement purposes by an amount greater than the reduction of taxable income; the additional income reduction will be deferred for tax purposes until it is used to offset future inflation adjustments that increase taxable income. The difference becomes permanent if the securities are sold. During the six months ended June 30, 2009, the fund realized gains of $357,000 that were included in ordinary income for tax purposes as a result of deferred deflation adjustments; accordingly such gains have been reclassified from accumulated net realized losses to undistributed net investment income.

At June 30, 2009, the cost of investment securities for tax purposes was $11,378,384,000. Net unrealized appreciation of investment securities for tax purposes was $196,487,000, consisting of unrealized gains of $242,411,000 on securities that had risen in value since their purchase and $45,924,000 in unrealized losses on securities that had fallen in value since their purchase.

E. During the six months ended June 30, 2009, the fund purchased $1,218,631,000 of investment securities and sold $2,088,437,000 of investment securities, other than U.S. government securities and temporary cash investments. Purchases and sales of U.S. government securities were $5,433,190,000 and $2,762,492,000, respectively.

42

Short-Term Bond Index Fund

F. Capital share transactions for each class of shares were:

	Six Months Ended		Year Ended
	June 30, 2009		December 31, 2008
	Amount	Shares	Amount	Shares
	($000)	(000)	($000)	(000)
Investor Shares
Issued	1,395,425	135,902	2,042,093	200,868
Issued in Lieu of Cash Distributions	52,055	5,066	110,107	10,827
Redeemed	(960,968)	(93,586)	(1,294,138)	(127,426)
Net Increase (Decrease)—Investor Shares	486,512	47,382	858,062	84,269
Admiral Shares
Issued	438,471	42,677	660,329	64,940
Issued in Lieu of Cash Distributions	22,643	2,204	54,719	5,378
Redeemed	(394,304)	(38,398)	(606,438)	(59,784)
Net Increase (Decrease)—Admiral Shares	66,810	6,483	108,610	10,534
Signal Shares
Issued	1,060,601	103,280	2,041,854	200,877
Issued in Lieu of Cash Distributions	47,953	4,666	86,207	8,482
Redeemed	(526,037)	(51,268)	(807,801)	(79,607)
Net Increase (Decrease)—Signal Shares	582,517	56,678	1,320,260	129,752
ETF Shares
Issued	742,452	9,500	790,243	10,200
Issued in Lieu of Cash Distributions	—	—	—	—
Redeemed	—	—	(60,916)	(800)
Net Increase (Decrease)—ETF Shares	742,452	9,500	729,327	9,400

G. In preparing the financial statements as of June 30, 2009, management considered the impact of subsequent events occurring through August 5, 2009, for potential recognition or disclosure in these financial statements.

43

Intermediate-Term Bond Index Fund

Fund Profile

As of June 30, 2009

Financial Attributes
		Target	Broad
	Fund	Index[1]	Index[2]
Number of Issues	998	1,459	8,866
Yield[3]		4.7%	4.1%
Investor Shares	4.7%
Admiral Shares	4.7%
Signal Shares	4.7%
Institutional Shares	4.8%
ETF Shares	4.8%
Yield to Maturity	4.7%[4]	4.8%	4.1%
Average Coupon	5.4%	5.3%	4.9%
Average
Effective Maturity	7.6 years	7.7 years	6.7 years
Average Quality[5]	Aa2	Aa2	Aa1
Average Duration	6.3 years	6.3 years	4.3 years
Expense Ratio[6]		—	—
Investor Shares	0.22%
Admiral Shares	0.14%
Signal Shares	0.14%
Institutional Shares	0.09%
ETF Shares	0.14%
Short-Term Reserves	0.7%	—	—

Sector Diversification[7] (% of portfolio)

Asset-Backed/Commercial Mortgage-Backed	0.0%
Finance	15.7
Foreign	6.6
Government Mortgage-Backed	0.1
Industrial	21.0
Treasury/Agency	51.3
Utilities	4.6
Other	0.7

Volatility Measures[8]
	Fund Versus	Fund Versus
	Target Index[1]	Broad Index[2]
R-Squared	0.99	0.97
Beta	1.02	1.61

Distribution by Maturity (% of portfolio)

Under 1 Year	0.7%
1–5 Years	3.0
5–10 Years	96.1
10–20 Years	0.2

Distribution of Credit Quality[5] (% of portfolio)

Aaa	54.6%
Aa	6.0
A	21.7
Baa	17.7

Investment Focus

1 Barclays Capital U.S. 5–10 Year Government/Credit Bond Index.

2 Barclays Capital U.S. Aggregate Bond Index.

3 30-day SEC yield for the fund; index yield assumes that all bonds are called or prepaid at the earliest possible dates.

4 Before expenses.

5 Moody’s Investors Service.

6 The expense ratios shown are from the prospectuses dated April 24, 2009, and represent estimated costs for the current fiscal year based on the fund’s net assets as of the prospectus date. For the six months ended June 30, 2009, the expense ratios were 0.22% for Investor Shares, 0.14% for Admiral Shares, 0.14% for Signal Shares, 0.09% for Institutional Shares, and 0.14% for ETF Shares.

7 The agency sector may include issues from government-sponsored enterprises; such issues are not backed by the full faith and credit of the U.S. government.

8 For an explanation of R-squared, beta, and other terms used here, see the Glossary.

44

Intermediate-Term Bond Index Fund

Performance Summary

All of the returns in this report represent past performance, which is not a guarantee of future results that may be achieved by the fund. (Current performance may be lower or higher than the performance data cited. For performance data current to the most recent month-end, visit our website at www.vanguard.com/performance.) Note, too, that both investment returns and principal value can fluctuate widely, so an investor’s shares, when sold, could be worth more or less than their original cost. The returns shown do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares.

Fiscal-Year Total Returns (%): December 31, 1998–June 30, 2009
				Barclays
	Investor Shares			Capital[1]
Fiscal	Capital	Income	Total	Total
Year	Return	Return	Return	Return
1999	–9.0%	6.0%	–3.0%	–2.9%
2000	5.4	7.4	12.8	12.4
2001	2.6	6.7	9.3	8.8
2002	4.7	6.2	10.9	13.0
2003	0.6	5.0	5.6	6.0
2004	0.4	4.8	5.2	5.3
2005	–2.9	4.7	1.8	1.8
2006	–1.1	5.0	3.9	3.8
2007	2.4	5.2	7.6	7.6
2008	0.0	4.9	4.9	5.1
2009[2]	–1.0	2.4	1.4	0.9

Average Annual Total Returns: Periods Ended June 30, 2009

						Ten Years
	Inception Date	One Year	Five Years	Capital	Income	Total
Investor Shares[3]	3/1/1994	5.39%	5.00%	0.74%	5.52%	6.26%
Admiral Shares	11/12/2001	5.47	5.08	–0.08[4]	5.15[4]	5.07[4]
Signal Shares	6/4/2007	5.47	6.40[4]	—	—	—
Institutional Shares	1/26/2006	5.52	5.41[4]	—	—	—
ETF Shares	4/3/2007
Market Price		5.51	5.81[4]	—	—	—
Net Asset Value		5.51	5.60[4]	—	—	—

1 Barclays Capital U.S. 5-10 Year Government/Credit Bond Index.

2 Six months ended June 30, 2009.

3 Total return figures do not include the account service fee that may be applicable to certain accounts with balances below $10,000.

4 Return since inception.

Note: See Financial Highlights tables for dividend and capital gains information.

45

Intermediate-Term Bond Index Fund

Financial Statements (unaudited)

Statement of Net Assets—Investments Summary

As of June 30, 2009

This Statement summarizes the fund’s holdings by asset type. Details are reported for each of the fund’s 50 largest individual holdings and for investments that, in total for any issuer, represent more than 1% of the fund’s net assets. The total value of smaller holdings is reported as a single amount within each category.

The fund provides a complete list of its holdings four times in each fiscal year, at the quarter-ends. For the second and fourth fiscal quarters, the complete listing of the fund’s holdings is available electronically on Vanguard.com and on the Securities and Exchange Commission’s website (www.sec.gov), or you can have it mailed to you without charge by calling 800-662-7447. For the first and third fiscal quarters, the fund files the lists with the SEC on Form N-Q. Shareholders can look up the fund’s Forms N-Q on the SEC’s website. Forms N-Q may also be reviewed and copied at the SEC’s Public Reference Room (see the back cover of this report for further information).

			Face	Market	Percentage
		Maturity	Amount	Value•	of Net
	Coupon	Date	($000)	($000)	Assets
U.S. Government and Agency Obligations
U.S. Government Securities
U.S. Treasury Bond	7.500%	11/15/16	129,345	164,976	1.9%
U.S. Treasury Bond	8.750%	5/15/17	98,070	134,264	1.6%
U.S. Treasury Bond	8.875%	8/15/17	80,285	110,994	1.3%
U.S. Treasury Bond	9.875%	11/15/15	77,200	107,899	1.3%
U.S. Treasury Bond	10.625%	8/15/15	52,910	75,926	0.9%
U.S. Treasury Bond	8.875%	2/15/19	51,850	73,935	0.9%
U.S. Treasury Bond	11.250%	2/15/15	50,615	72,988	0.8%
U.S. Treasury Bond	9.250%	2/15/16	41,620	57,000	0.7%
U.S. Treasury Bond	7.250%	5/15/16	44,750	56,105	0.7%
U.S. Treasury Bond	9.125%	5/15/18	27,995	40,094	0.5%
U.S. Treasury Note	3.750%	11/15/18	221,210	224,977	2.6%
U.S. Treasury Note	3.125%	5/15/19	228,575	221,005	2.6%
U.S. Treasury Note	4.500%	5/15/17	165,545	178,608	2.1%
U.S. Treasury Note	4.625%	2/15/17	160,290	174,391	2.0%
U.S. Treasury Note	2.750%	2/15/19	176,010	164,818	1.9%
U.S. Treasury Note	3.500%	2/15/18	147,575	148,313	1.7%
U.S. Treasury Note	4.750%	5/15/14	130,765	144,209	1.7%
U.S. Treasury Note	4.000%	2/15/15	130,850	139,049	1.6%
U.S. Treasury Note	4.750%	8/15/17	117,075	128,325	1.5%
U.S. Treasury Note	4.875%	8/15/16	112,255	124,112	1.4%
U.S. Treasury Note	3.250%	5/31/16	119,100	119,584	1.4%
U.S. Treasury Note	4.000%	8/15/18	112,550	116,736	1.4%
U.S. Treasury Note	5.125%	5/15/16	100,950	113,221	1.3%
U.S. Treasury Note	4.250%	11/15/17	81,655	86,606	1.0%
U.S. Treasury Note	4.250%	8/15/15	73,425	78,748	0.9%
U.S. Treasury Note	3.875%	5/15/18	73,150	75,367	0.9%
U.S. Treasury Note	4.125%	5/15/15	61,095	65,200	0.8%
U.S. Treasury Note	3.250%	6/30/16	59,275	59,461	0.7%
U.S. Treasury Note	4.500%	2/15/16	51,665	56,040	0.6%
U.S. Treasury Note	2.625%	2/29/16	55,775	54,128	0.6%

46

Intermediate-Term Bond Index Fund

				Face	Market	Percentage
			Maturity	Amount	Value•	of Net
		Coupon	Date	($000)	($000)	Assets
	U.S. Treasury Note	2.250%	5/31/14	44,750	44,163	0.5%
	U.S. Treasury Note	2.375%	3/31/16	34,375	32,753	0.4%
	U.S. Treasury Note	4.500%	11/15/15	29,950	32,589	0.4%
	U.S. Treasury Note	1.125%–4.625%	11/30/09–11/15/16	64,145	63,657	0.5%
					3,540,241	41.1%
Agency Bonds and Notes
1	Federal Home Loan Bank	5.500%	8/13/14	40,075	44,690	0.5%
1	Federal Home Loan Bank	4.750%	12/16/16	29,500	31,622	0.4%
1	Federal Home Loan Bank	5.000%	11/17/17	25,700	27,579	0.3%
1	Federal Home Loan Bank	4.875%–5.625%	6/18/14–5/15/19	63,560	68,174	0.8%
1	Federal Home Loan
	Mortgage Corp.	5.500%	7/18/16	52,000	58,238	0.7%
1	Federal Home Loan
	Mortgage Corp.	5.125%	11/17/17	39,500	43,298	0.5%
1	Federal Home Loan
	Mortgage Corp.	4.875%	6/13/18	29,750	32,075	0.4%
1	Federal Home Loan
	Mortgage Corp.	5.000%	7/15/14	29,050	31,903	0.4%
1	Federal Home Loan
	Mortgage Corp.	4.500%	1/15/15	27,950	29,940	0.3%
1	Federal Home Loan
	Mortgage Corp.	3.750%–5.250%	1/26/15–3/27/19	109,650	116,197	1.4%
1	Federal National
	Mortgage Assn.	5.000%	2/13/17	47,675	51,887	0.6%
1	Federal National
	Mortgage Assn.	4.625%	10/15/14	36,225	39,062	0.4%
1	Federal National
	Mortgage Assn.	4.875%	12/15/16	29,900	32,312	0.4%
1	Federal National
	Mortgage Assn.	5.000%	5/11/17	26,000	28,324	0.3%
1	Federal National
	Mortgage Assn.	5.375%	6/12/17	25,000	27,842	0.3%
1	Federal National
	Mortgage Assn.	5.000%	4/15/15	25,000	27,385	0.3%
1	Federal National
	Mortgage Assn.	4.375%–5.250%	10/15/15–9/15/16	47,075	51,139	0.7%
	Agency Bonds and Notes—Other †				95,697	1.1%
					837,364	9.8%
Total U.S. Government and Agency Obligations (Cost $4,266,969)					4,377,605	50.9%
Corporate Bonds
[2]Asset-Backed/Commercial Mortgage-Backed Securities †					2,756	0.0%

Finance
	Banking
	Bank of America Corp.	5.125%–7.750%	11/15/14–6/1/19	76,475	68,918	0.9%
	Bank of America, NA	5.300%–6.100%	3/15/17–6/15/17	17,650	15,146	0.2%
	Bank One Corp.	4.900%	4/30/15	6,150	6,081	0.1%
	Bear Stearns Co., Inc.	5.300%–7.250%	11/15/14–2/1/18	48,300	48,503	0.5%
	Countrywide Financial Corp.	6.250%	5/15/16	3,775	3,360	0.0%
	Goldman Sachs Group, Inc.	5.000%–7.500%	10/1/14–2/15/19	103,075	101,083	1.2%
	JPMorgan Chase & Co.	4.750%–6.300%	9/15/14–4/23/19	70,190	70,113	0.8%
	MBNA Corp.	5.000%	6/15/15	1,300	1,216	0.0%

47

Intermediate-Term Bond Index Fund

				Face	Market	Percentage
			Maturity	Amount	Value•	of Net
		Coupon	Date	($000)	($000)	Assets
	Merrill Lynch & Co., Inc.	6.875%	4/25/18	38,425	34,946	0.4%
	Merrill Lynch & Co., Inc.	5.000%–6.500%	7/15/14–7/15/18	38,500	34,498	0.4%
	Morgan Stanley	5.375%–7.300%	4/28/15–5/13/19	103,050	100,692	1.1%
2	Banking—Other †				444,399	5.2%
	Brokerage †				18,998	0.2%
	Finance Companies †				104,061	1.2%
2	Insurance †				216,435	2.5%
	Other Finance †				1,543	0.0%
	Real Estate Investment Trusts †				85,053	1.0%
					1,355,045	15.7%
Industrial
2	Basic Industry †				194,514	2.3%
2	Capital Goods †				173,583	2.0%
2	Communication †				357,879	4.2%
	Consumer Cyclical †				155,071	1.8%
	Consumer Noncyclical †				474,405	5.5%
2	Energy †				208,773	2.4%
	Other Industrial †				1,188	0.0%
	Technology †				156,829	1.8%
2	Transportation †				65,415	0.8%
					1,787,657	20.8%
Utilities
	Electric †				251,576	2.9%
2	Natural Gas †				140,089	1.6%
	Other Utility †				3,554	0.1%
					395,219	4.6%
Total Corporate Bonds (Cost $3,577,161)					3,540,677	41.1%
Sovereign Bonds (U.S. Dollar-Denominated)
	Kreditanstalt fur
	Wiederaufbau	5.125%	3/14/16	27,200	28,905	0.3%
^	Kreditanstalt fur
	Wiederaufbau	4.125%–4.875%	10/15/14–6/17/19	44,400	45,721	0.6%
	Landwirtschaftliche
	Rentenbank	4.875%–5.125%	11/16/15–2/1/17	15,300	15,980	0.2%
	Republic of Italy	5.250%	9/20/16	30,800	31,027	0.4%
2	Sovereign Bonds (U.S. Dollar-Denominated)—Other †				431,382	4.9%
Total Sovereign Bonds (Cost $541,830)					553,015	6.4%
Taxable Municipal Bonds (Cost $ 9,238) †					9,232	0.1%

				Shares
Temporary Cash Investment
Money Market Fund
3,4	Vanguard Market
	Liquidity Fund (Cost $124,911)	0.395%		124,910,703	124,911	1.4%
Total Investments (Cost $8,520,109)					8,605,440	99.9%
Other Assets and Liabilities
Other Assets					338,518	3.9%
Liabilities[4]					(330,738)	(3.8%)
					7,780	0.1%
Net Assets					8,613,220	100.0%

48

Intermediate-Term Bond Index Fund

At June 30, 2009, net assets consisted of:
Amount
($000)
Paid-in Capital	8,641,047
Undistributed Net Investment Income	3,235
Accumulated Net Realized Losses	(116,393)
Unrealized Appreciation (Depreciation)	85,331
Net Assets	8,613,220

Investor Shares—Net Assets
Applicable to 313,093,889 outstanding $.001 par value shares of
beneficial interest (unlimited authorization)	3,256,745
Net Asset Value Per Share—Investor Shares	$10.40

Admiral Shares—Net Assets
Applicable to 225,568,751 outstanding $.001 par value shares of
beneficial interest (unlimited authorization)	2,346,329
Net Asset Value Per Share—Admiral Shares	$10.40

Signal Shares—Net Assets
Applicable to 163,301,475 outstanding $.001 par value shares of
beneficial interest (unlimited authorization)	1,698,638
Net Asset Value Per Share—Signal Shares	$10.40

Institutional Shares—Net Assets
Applicable to 44,150,608 outstanding $.001 par value shares of
beneficial interest (unlimited authorization)	459,270
Net Asset Value Per Share—Institutional Shares	$10.40

ETF Shares—Net Assets
Applicable to 11,100,000 outstanding $.001 par value shares of
beneficial interest (unlimited authorization)	852,238
Net Asset Value Per Share—ETF Shares	$76.78

•	See Note A in Notes to Financial Statements.
^	Part of security position is on loan to broker-dealers. The total value of securities on loan is $6,831,000.

† Represents the aggregate value, by category, of securities that are not among the 50 largest holdings and, in total for any issuer, represent 1% or less of net assets.

1 The issuer operates under a congressional charter; its securities are not backed by the full faith and credit of the U.S. government.

2 Certain of the fund’s securities are exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At June 30, 2009, the aggregate value of these securities was $66,670,000, representing 0.8% of net assets.

3 Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.

4 Includes $7,368,000 of collateral received for securities on loan.

See accompanying Notes, which are an integral part of the Financial Statements.

49

Intermediate-Term Bond Index Fund

Statement of Operations

Six Months Ended
June 30, 2009
($000)
Investment Income
Income
Interest[1]	206,854
Security Lending	123
Total Income	206,977
Expenses
The Vanguard Group—Note B
Investment Advisory Services	420
Management and Administrative—Investor Shares	2,777
Management and Administrative—Admiral Shares	1,222
Management and Administrative—Signal Shares	838
Management and Administrative—Institutional Shares	106
Management and Administrative—ETF Shares	347
Marketing and Distribution—Investor Shares	496
Marketing and Distribution—Admiral Shares	325
Marketing and Distribution—Signal Shares	263
Marketing and Distribution—Institutional Shares	79
Marketing and Distribution—ETF Shares	101
Custodian Fees	29
Shareholders’ Reports and Proxies—Investor Shares	108
Shareholders’ Reports and Proxies—Admiral Shares	14
Shareholders’ Reports and Proxies—Signal Shares	5
Shareholders’ Reports and Proxies—Institutional Shares	—
Shareholders’ Reports and Proxies—ETF Shares	26
Trustees’ Fees and Expenses	7
Total Expenses	7,163
Net Investment Income	199,814
Realized Net Gain (Loss) on Investment Securities Sold	(12,907)
Change in Unrealized Appreciation (Depreciation) of Investment Securities	(71,552)
Net Increase (Decrease) in Net Assets Resulting from Operations	115,355

1 Interest income from an affiliated company of the fund was $325,000.

See accompanying Notes, which are an integral part of the Financial Statements.

50

Intermediate-Term Bond Index Fund

Statement of Changes in Net Assets

	Six Months Ended	Year Ended
	June 30,	December 31,
	2009	2008
	($000)	($000)
Increase (Decrease) in Net Assets
Operations
Net Investment Income	199,814	390,193
Realized Net Gain (Loss)	(12,907)	(3,055)
Change in Unrealized Appreciation (Depreciation)	(71,552)	(1,555)
Net Increase (Decrease) in Net Assets Resulting from Operations	115,355	385,583
Distributions
Net Investment Income
Investor Shares	(75,137)	(153,431)
Admiral Shares	(56,016)	(117,970)
Signal Shares	(39,690)	(78,791)
Institutional Shares	(11,427)	(21,395)
ETF Shares	(14,309)	(18,606)
Realized Capital Gain
Investor Shares	—	—
Admiral Shares	—	—
Signal Shares	—	—
Institutional Shares	—	—
ETF Shares	—	—
Total Distributions	(196,579)	(390,193)
Capital Share Transactions
Investor Shares	(29,477)	300,687
Admiral Shares	(85,735)	153,622
Signal Shares	(4,366)	277,805
Institutional Shares	(43,455)	238,476
ETF Shares	236,188	444,484
Net Increase (Decrease) from Capital Share Transactions	73,155	1,415,074
Total Increase (Decrease)	(8,069)	1,410,464
Net Assets
Beginning of Period	8,621,289	7,210,825
End of Period[1]	8,613,220	8,621,289

1 Net Asset

s—End of Period includes undistributed net investment income of $3,235,000 and $0.

See accompanying Notes, which are an integral part of the Financial Statements.

51

Intermediate-Term Bond Index Fund

Financial Highlights

Investor Shares
	Six Months
	Ended
For a Share Outstanding	June 30,	Year Ended December 31,
Throughout Each Period	2009	2008	2007	2006	2005	2004
Net Asset Value, Beginning of Period	$10.50	$10.50	$10.25	$10.36	$10.68	$10.69
Investment Operations
Net Investment Income	.238	.498	.507	.499	.492	.506
Net Realized and Unrealized Gain (Loss)
on Investments	(.100)	—	.250	(.110)	(.309)	.038
Total from Investment Operations	.138	.498	.757	.389	.183	.544
Distributions
Dividends from Net Investment Income	(.238)	(.498)	(.507)	(.499)	(.492)	(.506)
Distributions from Realized Capital Gains	—	—	—	—	(.011)	(.048)
Total Distributions	(.238)	(.498)	(.507)	(.499)	(.503)	(.554)
Net Asset Value, End of Period	$10.40	$10.50	$10.50	$10.25	$10.36	$10.68

Total Return[1]	1.36%	4.93%	7.61%	3.91%	1.75%	5.22%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$3,257	$3,318	$3,020	$2,929	$3,009	$3,501
Ratio of Total Expenses to
Average Net Assets	0.22%[2]	0.19%	0.18%	0.18%	0.18%	0.18%
Ratio of Net Investment Income to
Average Net Assets	4.66%[2]	4.81%	4.74%	4.91%	4.68%	4.75%
Portfolio Turnover Rate[3]	94%[2]	89%	72%	86%	76%	84%

\

1 Total returns do not include the account service fee that may be applicable to certain accounts with balances below $10,000.

2 Annualized.

3 Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.

See accompanying Notes, which are an integral part of the Financial Statements.

52

Intermediate-Term Bond Index Fund

Financial Highlights

Admiral Shares
	Six Months
	Ended
For a Share Outstanding	June 30,	Year Ended December 31,
Throughout Each Period	2009	2008	2007	2006	2005	2004
Net Asset Value, Beginning of Period	$10.50	$10.50	$10.25	$10.36	$10.68	$10.69
Investment Operations
Net Investment Income	.242	.506	.515	.506	.499	.514
Net Realized and Unrealized Gain (Loss)
on Investments	(.100)	—	.250	(.110)	(.309)	.038
Total from Investment Operations	.142	.506	.765	.396	.190	.552
Distributions
Dividends from Net Investment Income	(.242)	(.506)	(.515)	(.506)	(.499)	(.514)
Distributions from Realized Capital Gains	—	—	—	—	(.011)	(.048)
Total Distributions	(.242)	(.506)	(.515)	(.506)	(.510)	(.562)
Net Asset Value, End of Period	$10.40	$10.50	$10.50	$10.25	$10.36	$10.68

Total Return	1.40%	5.01%	7.70%	3.98%	1.82%	5.30%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$2,346	$2,458	$2,308	$3,118	$2,949	$1,127
Ratio of Total Expenses to
Average Net Assets	0.14%[1]	0.11%	0.10%	0.11%	0.11%	0.11%
Ratio of Net Investment Income to
Average Net Assets	4.74%[1]	4.89%	4.82%	4.98%	4.75%	4.82%
Portfolio Turnover Rate[2]	94%[1]	89%	72%	86%	76%	84%

1 Annualized.

2 Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.

See accompanying Notes, which are an integral part of the Financial Statements.

53

Intermediate-Term Bond Index Fund

Financial Highlights

Signal Shares
	Six Months	Year	June 4,
	Ended	Ended	2007[1] to
	June 30,	Dec. 31,	Dec. 31,
For a Share Outstanding Throughout Each Period	2009	2008	2007
Net Asset Value, Beginning of Period	$10.50	$10.50	$10.12
Investment Operations
Net Investment Income	.242	.506	.297
Net Realized and Unrealized Gain (Loss) on Investments	(.100)	—	.380
Total from Investment Operations	.142	.506	.677
Distributions
Dividends from Net Investment Income	(.242)	(.506)	(.297)
Distributions from Realized Capital Gains	—	—	—
Total Distributions	(.242)	(.506)	(.297)
Net Asset Value, End of Period	$10.40	$10.50	$10.50

Total Return	1.40%	5.01%	6.77%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$1,699	$1,720	$1,443
Ratio of Total Expenses to Average Net Assets	0.14%[2]	0.11%	0.10%[2]
Ratio of Net Investment Income to Average Net Assets	4.74%[2]	4.89%	4.82%[2]
Portfolio Turnover Rate[3]	94%[2]	89%	72%

1 Inception.

2 Annualized.

3 Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.

See accompanying Notes, which are an integral part of the Financial Statements.

54

Intermediate-Term Bond Index Fund

Financial Highlights

Institutional Shares
	Six Months			Jan. 26,
	Ended	Year Ended		2006[1] to
	June 30,	Dec. 31,		Dec. 31,
For a Share Outstanding Throughout Each Period	2009	2008	2007	2006
Net Asset Value, Beginning of Period	$10.50	$10.50	$10.25	$10.29
Investment Operations
Net Investment Income	.245	.510	.518	.473
Net Realized and Unrealized Gain (Loss) on Investments	(.100)	—	.250	(.040)
Total from Investment Operations	.145	.510	.768	.433
Distributions
Dividends from Net Investment Income	(.245)	(.510)	(.518)	(.473)
Distributions from Realized Capital Gains	—	—	—	—
Total Distributions	(.245)	(.510)	(.518)	(.473)
Net Asset Value, End of Period	$10.40	$10.50	$10.50	$10.25

Total Return	1.43%	5.05%	7.73%	4.36%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$459	$508	$271	$181
Ratio of Total Expenses to Average Net Assets	0.09%[2]	0.07%	0.07%	0.08%[2]
Ratio of Net Investment Income to Average Net Assets	4.79%[2]	4.93%	4.85%	5.01%[2]
Portfolio Turnover Rate[3]	94%[2]	89%	72%	86%

1 Inception.

2 Annualized.

3 Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.

See accompanying Notes, which are an integral part of the Financial Statements.

55

Intermediate-Term Bond Index Fund

Financial Highlights

ETF Shares
	Six Months	Year	April 3,
	Ended	Ended	2007[1] to
	June 30,	Dec. 31,	Dec. 31,
For a Share Outstanding Throughout Each Period	2009	2008	2007
Net Asset Value, Beginning of Period	$77.19	$76.96	$74.90
Investment Operations
Net Investment Income	1.737	3.537	2.389
Net Realized and Unrealized Gain (Loss) on Investments	(.702)	.230	2.060
Total from Investment Operations	1.035	3.767	4.449
Distributions
Dividends from Net Investment Income	(1.445)	(3.537)	(2.389)
Distributions from Realized Capital Gains	—	—	—
Total Distributions	(1.445)	(3.537)	(2.389)
Net Asset Value, End of Period	$76.78	$77.19	$76.96

Total Return	1.38%	5.07%	6.06%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$852	$617	$169
Ratio of Total Expenses to Average Net Assets	0.14%[2]	0.10%	0.11%[2]
Ratio of Net Investment Income to Average Net Assets	4.74%[2]	4.90%	4.81%[2]
Portfolio Turnover Rate[3]	94%[2]	89%	72%

1 Inception.

2 Annualized.

3	Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.

Notes to Financial Statements

Vanguard Intermediate-Term Bond Index Fund is registered under the Investment Company Act of 1940 as an open-end investment company, or mutual fund. Certain of the fund’s investments are in corporate debt instruments; the issuers’ abilities to meet their obligations may be affected by economic developments in their respective industries. The fund offers five classes of shares: Investor Shares, Admiral Shares, Signal Shares, Institutional Shares, and ETF Shares. Investor Shares are available to any investor who meets the fund’s minimum purchase requirements. Admiral Shares are designed for investors who meet certain administrative, service, tenure, and account-size criteria. Signal Shares are designed for institutional investors who meet certain administrative, service, and account-size criteria. Institutional Shares are designed for investors who meet certain administrative and service criteria and invest a minimum of $25 million. ETF Shares are listed for trading on the NYSE Arca, Inc.; they can be purchased and sold through a broker.

56

Intermediate-Term Bond Index Fund

A. The following significant accounting policies conform to generally accepted accounting principles for U.S. mutual funds. The fund consistently follows such policies in preparing its financial statements.

1. Security Valuation: Bonds, and temporary cash investments acquired over 60 days to maturity, are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Investments in Vanguard Market Liquidity Fund are valued at that fund’s net asset value. Other temporary cash investments are valued at amortized cost, which approximates market value. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund’s pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the board of trustees to represent fair value.

2. Federal Income Taxes: The fund intends to continue to qualify as a regulated investment company and distribute all of its taxable income. Management has analyzed the fund’s tax positions taken on federal income tax returns for all open tax years (tax years ended December 31, 2005–2008) and for the period ended June 30, 2009, and has concluded that no provision for federal income tax is required in the fund’s financial statements.

3. Distributions: Distributions from net investment income are declared daily by all share classes except ETF Shares, and paid on the first business day of the following month. Monthly income dividends from ETF Shares, and annual distributions from realized capital gains, if any, are recorded on the ex-dividend date.

4. Security Lending: The fund may lend its securities to qualified institutional borrowers to earn additional income. Security loans are required to be secured at all times by collateral at least equal to the market value of securities loaned. The fund invests cash collateral received in Vanguard Market Liquidity Fund, and records a liability for the return of the collateral, during the period the securities are on loan. Security lending income represents the income earned on investing cash collateral, less expenses associated with the loan.

5. Other: Interest income includes income distributions received from Vanguard Market Liquidity Fund and is accrued daily. Premiums and discounts on debt securities purchased are amortized and accreted, respectively, to interest income over the lives of the respective securities. Security transactions are accounted for on the date securities are bought or sold. Costs used to determine realized gains (losses) on the sale of investment securities are those of the specific securities sold.

Each class of shares has equal rights as to assets and earnings, except that each class separately bears certain class-specific expenses related to maintenance of shareholder accounts (included in Management and Administrative expenses), shareholder reporting, and proxies. Marketing and distribution expenses are allocated to each class of shares based on a method approved by the board of trustees. Income, other non-class-specific expenses, and gains and losses on investments are allocated to each class of shares based on its relative net assets.

B. The Vanguard Group furnishes at cost investment advisory, corporate management, administrative, marketing, and distribution services. The costs of such services are allocated to the fund under methods approved by the board of trustees. The fund has committed to provide up to 0.40% of its net assets in capital contributions to Vanguard. At June 30, 2009, the fund had contributed capital of $2,024,000 to Vanguard (included in Other Assets), representing 0.02% of the fund’s net assets and 0.81% of Vanguard’s capitalization. The fund’s trustees and officers are also directors and officers of Vanguard.

57

Intermediate-Term Bond Index Fund

C. Various inputs may be used to determine the value of the fund’s investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.

Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments).

The following table summarizes the fund’s investments as of June 30, 2009, based on the inputs used to value them:

	Level 1	Level 2	Level 3
Investments	($000)	($000)	($000)
U.S. Government and Agency Obligations	—	4,377,605	—
Corporate Bonds	—	3,540,677	—
Sovereign Bonds	—	553,015	—
Taxable Municipal Bonds	—	9,232	—
Temporary Cash Investments	124,911	—	—
Total	124,911	8,480,529	—

D. Capital gain distributions are determined on a tax basis and may differ from realized capital gains for financial reporting purposes. Differences may be permanent or temporary. Permanent differences are reclassified among capital accounts in the financial statements to reflect their tax character. Temporary differences arise when gains or losses are recognized in different periods for financial statement and tax purposes; these differences will reverse at some time in the future.

During the six months ended June 30, 2009, the fund realized $3,053,000 of net capital gains resulting from in-kind redemptions—in which shareholders exchanged fund shares for securities held by the fund rather than for cash. Because such gains are not taxable to the fund, and are not distributed to shareholders, they have been reclassified from accumulated net realized losses to paid-in capital.

The fund’s tax-basis capital gains and losses are determined only at the end of each fiscal year. For tax purposes, at December 31, 2008, the fund had available realized losses of $99,841,000 to offset future net capital gains of $77,200,000 through December 31, 2014, $13,823,000 through December 31, 2015, and $8,818,000 through December 31, 2017. The fund will use these capital losses to offset net taxable capital gains, if any, realized during the year ending December 31, 2009; should the fund realize net capital losses for the year, the losses will be added to the loss carryforward balances above.

At June 30, 2009, the cost of investment securities for tax purposes was $8,520,109,000. Net unrealized appreciation of investment securities for tax purposes was $85,331,000, consisting of unrealized gains of $265,846,000 on securities that had risen in value since their purchase and $180,515,000 in unrealized losses on securities that had fallen in value since their purchase.

58

Intermediate-Term Bond Index Fund

E. During the six months ended June 30, 2009, the fund purchased $943,519,000 of investment securities and sold $960,448,000 of investment securities, other than U.S. government securities and temporary cash investments. Purchases and sales of U.S. government securities were $3,262,012,000 and $3,051,770,000, respectively.

F. Capital share transactions for each class of shares were:

	Six Months Ended		Year Ended
	June 30, 2009		December 31, 2008
	Amount	Shares	Amount	Shares
	($000)	(000)	($000)	(000)
Investor Shares
Issued	546,297	52,934	1,230,796	118,492
Issued in Lieu of Cash Distributions	66,328	6,440	136,232	13,198
Redeemed	(642,102)	(62,218)	(1,066,341)	(103,456)
Net Increase (Decrease)—Investor Shares	(29,477)	(2,844)	300,687	28,234
Admiral Shares
Issued	248,933	24,071	668,252	64,244
Issued in Lieu of Cash Distributions	47,017	4,565	101,648	9,843
Redeemed	(381,685)	(37,057)	(616,278)	(60,024)
Net Increase (Decrease)—Admiral Shares	(85,735)	(8,421)	153,622	14,063
Signal Shares
Issued	331,025	32,099	753,648	72,597
Issued in Lieu of Cash Distributions	28,583	2,775	56,772	5,502
Redeemed	(363,974)	(35,327)	(532,615)	(51,782)
Net Increase (Decrease)—Signal Shares	(4,366)	(453)	277,805	26,317
Institutional Shares
Issued	62,174	6,030	326,022	31,113
Issued in Lieu of Cash Distributions	9,410	914	18,455	1,795
Redeemed	(115,039)	(11,186)	(106,001)	(10,288)
Net Increase (Decrease)—Institutional Shares	(43,455)	(4,242)	238,476	22,620
ETF Shares
Issued	274,336	3,600	451,599	5,900
Issued in Lieu of Cash Distributions	—	—	—	—
Redeemed	(38,148)	(500)	(7,115)	(100)
Net Increase (Decrease)—ETF Shares	236,188	3,100	444,484	5,800

G. In preparing the financial statements as of June 30, 2009, management considered the impact of subsequent events occurring through August 5, 2009, for potential recognition or disclosure in these financial statements.

59

Long-Term Bond Index Fund

Fund Profile

As of June 30, 2009

Financial Attributes
		Target	Broad
	Fund	Index[1]	Index[2]
Number of Issues	798	1,112	8,866
Yield[3]		5.6%	4.1%
Investor Shares	5.6%
Institutional Shares	5.7%
ETF Shares	5.6%
Yield to Maturity	5.6%[4]	5.7%	4.1%
Average Coupon	6.5%	6.4%	4.9%
Average
Effective Maturity	21.5 years	21.8 years	6.7 years
Average Quality[5]	Aa3	Aa3	Aa1
Average Duration	11.6 years	11.6 years	4.3 years
Expense Ratio[6]		—	—
Investor Shares	0.22%
Institutional Shares	0.09%
ETF Shares	0.14%
Short-Term Reserves	0.6%	—	—

Sector Diversification[7] (% of portfolio)

Asset-Backed/Commercial Mortgage-Backed	0.1%
Finance	9.5
Foreign	8.1
Government Mortgage-Backed	0.0
Industrial	28.1
Treasury/Agency	46.1
Utilities	7.5
Other	0.6

Volatility Measures[8]
	Fund Versus	Fund Versus
	Target Index[1]	Broad Index[2]
R-Squared	1.00	0.89
Beta	1.00	2.73

Distribution by Maturity (% of portfolio)

Under 1 Year	0.7%
1–5 Years	0.1
5–10 Years	1.5
10–20 Years	38.4
20–30 Years	58.5
Over 30 Years	0.8

Distribution of Credit Quality[5] (% of portfolio)

Aaa	47.6%
Aa	8.2
A	22.9
Baa	21.3

Investment Focus

1 Barclays Capital U.S. Long Government/Credit Bond Index.

2 Barclays Capital U.S. Aggregate Bond Index.

3 30-day SEC yield for the fund; index yield assumes that all bonds are called or prepaid at the earliest possible dates.

4 Before expenses.

5 Moody’s Investors Service.

6 The expense ratios shown are from the prospectuses dated April 24, 2009, and represent estimated costs for the current fiscal year based on the fund’s net assets as of the prospectus date. For the six months ended June 30, 2009, the expense ratios were 0.22% for Investor Shares, 0.09% for Institutional Shares, and 0.14% for ETF Shares.

7 The agency sector may include issues from government-sponsored enterprises; such issues are not backed by the full faith and credit of the U.S. government.

8 For an explanation of R-squared, beta, and other terms used here, see the Glossary.

60

Long-Term Bond Index Fund

Performance Summary

All of the returns in this report represent past performance, which is not a guarantee of future results that may be achieved by the fund. (Current performance may be lower or higher than the performance data cited. For performance data current to the most recent month-end, visit our website at www.vanguard.com/performance.) Note, too, that both investment returns and principal value can fluctuate widely, so an investor’s shares, when sold, could be worth more or less than their original cost. The returns shown do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares.

Fiscal-Year Total Returns (%): December 31, 1998–June 30, 2009
				Barclays
	Investor Shares			Capital[1]
Fiscal	Capital	Income	Total	Total
Year	Return	Return	Return	Return
1999	–13.5%	5.6%	–7.9%	–7.7%
2000	9.1	7.5	16.6	16.2
2001	1.6	6.6	8.2	7.3
2002	7.8	6.6	14.4	14.8
2003	0.0	5.5	5.5	5.9
2004	2.8	5.6	8.4	8.6
2005	0.2	5.1	5.3	5.3
2006	–2.6	5.3	2.7	2.7
2007	1.0	5.6	6.6	6.6
2008	2.8	5.8	8.6	8.4
2009[2]	–6.1	2.6	–3.5	–3.5

Average Annual Total Returns: Periods Ended June 30, 2009

						Ten Years
	Inception Date	One Year	Five Years	Capital	Income	Total
Investor Shares[3]	3/1/1994	5.17%	5.64%	1.05%	5.90%	6.95%
Institutional Shares	2/2/2006	5.31	4.57[4]	—	—	—
ETF Shares	4/3/2007
Market Price		5.31	4.92[4]	—	—	—
Net Asset Value		5.27	4.76[4]	—	—	—

1 Barclays Capital U.S. Long Government/Credit Bond Index.

2 Six months ended June 30, 2009.

3 Total return figures do not include the account service fee that may be applicable to certain accounts with balances below $10,000.

4 Return since inception.

Note: See Financial Highlights tables for dividend and capital gains information.

61

Long-Term Bond Index Fund

Financial Statements (unaudited)

Statement of Net Assets—Investments Summary

As of June 30, 2009

This Statement summarizes the fund’s holdings by asset type. Details are reported for each of the fund’s 50 largest individual holdings and for investments that, in total for any issuer, represent more than 1% of the fund’s net assets. The total value of smaller holdings is reported as a single amount within each category.

The fund provides a complete list of its holdings four times in each fiscal year, at the quarter-ends. For the second and fourth fiscal quarters, the complete listing of the fund’s holdings is available electronically on Vanguard.com and on the Securities and Exchange Commission’s website (www.sec.gov), or you can have it mailed to you without charge by calling 800-662-7447. For the first and third fiscal quarters, the fund files the lists with the SEC on Form N-Q. Shareholders can look up the fund’s Forms N-Q on the SEC’s website. Forms N-Q may also be reviewed and copied at the SEC’s Public Reference Room (see the back cover of this report for further information).

				Face	Market	Percentage
			Maturity	Amount	Value•	of Net
		Coupon	Date	($000)	($000)	Assets
U.S. Government and Agency Obligations
U.S. Government Securities
	U.S. Treasury Bond	8.000%	11/15/21	95,645	131,931	4.9%
	U.S. Treasury Bond	6.250%	8/15/23	62,630	76,242	2.9%
	U.S. Treasury Bond	4.500%	5/15/38	68,385	70,480	2.6%
	U.S. Treasury Bond	3.500%	2/15/39	74,335	64,172	2.4%
	U.S. Treasury Bond	7.125%	2/15/23	44,935	58,675	2.2%
	U.S. Treasury Bond	4.750%	2/15/37	54,500	58,324	2.2%
	U.S. Treasury Bond	8.125%	8/15/21	41,360	57,380	2.2%
	U.S. Treasury Bond	6.375%	8/15/27	43,105	54,366	2.0%
	U.S. Treasury Bond	8.750%	8/15/20	37,425	53,588	2.0%
	U.S. Treasury Bond	5.500%	8/15/28	45,645	52,677	2.0%
	U.S. Treasury Bond	7.875%	2/15/21	38,280	51,959	1.9%
	U.S. Treasury Bond	7.625%	11/15/22	36,745	49,789	1.9%
	U.S. Treasury Bond	5.375%	2/15/31	42,755	49,015	1.8%
	U.S. Treasury Bond	5.000%	5/15/37	41,600	46,241	1.7%
	U.S. Treasury Bond	4.375%	2/15/38	43,358	43,723	1.6%
	U.S. Treasury Bond	6.125%	8/15/29	33,680	41,879	1.6%
	U.S. Treasury Bond	6.625%	2/15/27	22,305	28,728	1.1%
	U.S. Treasury Bond	6.750%	8/15/26	20,365	26,478	1.0%
	U.S. Treasury Bond	8.750%	5/15/20	14,780	21,115	0.8%
	U.S. Treasury Bond	6.125%	11/15/27	13,850	17,046	0.6%
	U.S. Treasury Bond	7.250%	8/15/22	11,695	15,357	0.6%
	U.S. Treasury Bond	6.250%	5/15/30	5,630	7,126	0.3%
	U.S. Treasury Bond	4.500%–8.500%	8/15/19–2/15/36	6,350	7,323	0.2%
	U.S. Treasury Note	1.125%–4.750%	2/15/10–2/15/19	2,485	2,505	0.0%
					1,086,119	40.5%
Agency Bonds and Notes
1	Federal Home Loan
	Mortgage Corp.	6.750%	3/15/31	8,400	10,476	0.4%
1	Federal Home Loan
	Mortgage Corp.	6.750%	9/15/29	7,700	9,447	0.4%

62

Long-Term Bond Index Fund

				Face	Market	Percentage
			Maturity	Amount	Value•	of Net
		Coupon	Date	($000)	($000)	Assets
1	Federal Home Loan
	Mortgage Corp.	6.250%	7/15/32	5,725	6,821	0.3%
1	Federal National Mortgage Assn.	7.125%	1/15/30	12,075	15,549	0.6%
1	Federal National Mortgage Assn.	7.250%	5/15/30	10,635	13,913	0.5%
1	Federal National Mortgage Assn.	6.625%	11/15/30	9,800	12,055	0.5%
1	Federal National Mortgage Assn.	6.250%	5/15/29	9,225	10,809	0.4%
1	Federal National
	Mortgage Assn.	0.000%–6.210%	10/9/19–8/6/38	13,625	8,912	0.3%
	Agency Bonds and Notes—Other †				50,970	1.8%
					138,952	5.2%
Total U.S. Government and Agency Obligations (Cost $1,174,801)					1,225,071	45.7%
Corporate Bonds
Asset-Backed/Commercial Mortgage-Backed Securities †					2,835	0.1%

Finance
	Banking
	Goldman Sachs Group, Inc.	6.750%	10/1/37	10,425	9,158	0.3%
2	Banking—Other †				140,642	5.3%
	Brokerage †				2,064	0.1%
	Finance Companies
	General Electric Capital Corp.	6.750%	3/15/32	18,200	16,587	0.6%
	General Electric Capital Corp.	5.875%	1/14/38	9,925	7,786	0.3%
	General Electric Capital Corp.	6.150%–6.875%	8/7/37–1/10/39	13,350	11,521	0.4%
	Finance Companies—Other †				1,141	0.1%
	Insurance †				61,008	2.3%
	Real Estate Investment Trusts †				1,223	0.0%
					251,130	9.4%
Industrial
	Basic Industry †				38,892	1.5%
	Capital Goods †				48,509	1.8%
	Communication
	Alltel Corp.	7.875%	7/1/32	1,850	2,171	0.1%
	Ameritech Capital Funding	6.550%	1/15/28	1,000	961	0.0%
	AT&T Inc.	6.450%	6/15/34	7,750	7,873	0.3%
	AT&T Inc.	6.300%–8.000%	11/15/31–2/15/39	20,225	20,721	0.8%
	AT&T Wireless	8.750%	3/1/31	4,875	6,091	0.2%
	BellSouth Capital
	Funding Corp.	7.875%	2/15/30	4,250	4,474	0.2%
	BellSouth Corp.	6.000%–6.875%	10/15/31–11/15/34	5,230	5,119	0.3%
	BellSouth
	Telecommunications Inc.	6.375%	6/1/28	4,140	4,030	0.2%
	Cingular Wireless LLC	7.125%	12/15/31	2,425	2,552	0.1%
	Deutsche Telekom
	International Finance	8.750%	6/15/30	8,825	10,375	0.4%
	France Telecom	8.500%	3/1/31	5,550	7,160	0.3%
	GTE Corp.	6.940%–8.750%	11/1/21–4/15/28	3,175	3,362	0.1%
	Michigan Bell Telephone Co.	7.850%	1/15/22	1,522	1,619	0.1%
	New England Telephone
	& Telegraph Co.	7.875%	11/15/29	400	412	0.0%
	News America Inc.	6.200%	12/15/34	9,350	7,957	0.3%
	Pacific Bell	7.125%	3/15/26	550	555	0.0%
	Verizon Communications Inc.	5.850%–8.950%	9/15/35–4/1/39	14,200	14,894	0.6%
	Verizon Global Funding Corp.	7.750%	12/1/30	7,525	8,506	0.3%
	Verizon Maryland, Inc.	5.125%	6/15/33	500	370	0.0%

64

Long-Term Bond Index Fund

				Face	Market	Percentage
			Maturity	Amount	Value•	of Net
		Coupon	Date	($000)	($000)	Assets
	Verizon New York, Inc.	7.375%	4/1/32	650	636	0.0%
	Communication—Other †				97,978	3.5%
	Consumer Cyclical †				81,129	3.0%
	Consumer Noncyclical
	AstraZeneca PLC	6.450%	9/15/37	6,550	7,242	0.3%
	Pfizer, Inc.	7.200%	3/15/39	6,275	7,438	0.3%
	Consumer Noncyclical—Other †				156,562	5.8%
	Energy
	Tosco Corp.	8.125%	2/15/30	7,500	8,526	0.3%
	Energy—Other †				113,845	4.3%
	Technology †				36,168	1.3%
	Transportation †				37,541	1.4%
					743,668	27.8%
Utilities
	Electric
	MidAmerican Energy Holdings Co.	6.125%	4/1/36	6,875	6,832	0.3%
	Pacific Gas & Electric Co.	6.050%	3/1/34	8,675	9,082	0.3%
	Electric—Other †				129,753	4.8%
2	Natural Gas †				51,932	1.9%
	Other Utility †				1,818	0.1%
					199,417	7.4%
Total Corporate Bonds (Cost $1,252,310)					1,197,050	44.7%
Sovereign Bonds (U.S. Dollar-Denominated)
	Federative Republic of Brazil	11.000%	8/17/40	12,375	15,896	0.6%
	Federative Republic of Brazil	8.750%	2/4/25	8,500	10,370	0.4%
	Federative Republic of Brazil	10.125%	5/15/27	6,700	9,112	0.3%
	Federative Republic of Brazil	8.250%	1/20/34	5,675	6,753	0.2%
	Federative Republic of Brazil	7.125%	1/20/37	6,175	6,700	0.2%
	Federative Republic of Brazil	8.875%	4/15/24	3,000	3,703	0.1%
	Pemex Project Funding
	Master Trust	6.625%	6/15/35–6/15/38	6,275	5,590	0.2%
	Republic of Italy	6.875%	9/27/23	6,600	7,400	0.3%
	United Mexican States	6.750%	9/27/34	11,625	11,664	0.4%
	United Mexican States	6.050%–8.300%	12/30/19–1/11/40	11,725	12,731	0.4%
	Sovereign Bonds (U.S. Dollar-Denominated)—Other †				57,725	2.4%
Total Sovereign Bonds (Cost $154,977)					147,644	5.5%
Taxable Municipal Bonds
	Illinois (Taxable Pension) GO	5.100%	6/1/33	20,125	17,922	0.7%
	Taxable Municipal Bonds—Other †				50,101	1.8%
Total Taxable Municipal Bonds (Cost $71,256)					68,023	2.5%

				Shares
Temporary Cash Investment
Money Market Fund
3	Vanguard Market
	Liquidity Fund (Cost $26,592)	0.395%		26,591,948	26,592	1.0%
Total Investments (Cost $2,679,936)					2,664,380	99.4%
Other Assets and Liabilities
Other Assets					60,166	2.3%
Liabilities					(45,315)	(1.7%)
					14,851	0.6%
Net Assets					2,679,231	100.0%

64

Long-Term Bond Index Fund

At June 30, 2009, net assets consisted of:
Amount
($000)
Paid-in Capital	2,732,911
Undistributed Net Investment Income	636
Accumulated Net Realized Losses	(38,760)
Unrealized Appreciation (Depreciation)	(15,556)
Net Assets	2,679,231

Investor Shares—Net Assets
Applicable to 188,891,900 outstanding $.001 par value shares of
beneficial interest (unlimited authorization)	2,125,024
Net Asset Value Per Share—Investor Shares	$11.25

Institutional Shares—Net Assets
Applicable to 36,736,295 outstanding $.001 par value shares of
beneficial interest (unlimited authorization)	413,284
Net Asset Value Per Share—Institutional Shares	$11.25

ETF Shares—Net Assets
Applicable to 1,900,000 outstanding $.001 par value shares of
beneficial interest (unlimited authorization)	140,923
Net Asset Value Per Share—ETF Shares	$74.17

•	See Note A in Notes to Financial Statements.

† Represents the aggregate value, by category, of securities that are not among the 50 largest holdings and, in total for any issuer, represent 1% or less of net assets.

1 The issuer operates under a congressional charter; its securities are not backed by the full faith and credit of the U.S. government.

2 Certain of the fund’s securities are exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At June 30, 2009, the aggregate value of these securities was $3,186,000, representing 0.1% of net assets.

3 Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.

GO—General Obligation Bond.

See accompanying Notes, which are an integral part of the Financial Statements.

65

Long-Term Bond Index Fund

Statement of Operations

Six Months Ended
June 30, 2009
($000)
Investment Income
Income
Interest[1]	78,065
Security Lending	4
Total Income	78,069
Expenses
The Vanguard Group—Note B
Investment Advisory Services	137
Management and Administrative—Investor Shares	1,883
Management and Administrative—Institutional Shares	87
Management and Administrative—ETF Shares	55
Marketing and Distribution—Investor Shares	336
Marketing and Distribution—Institutional Shares	58
Marketing and Distribution—ETF Shares	21
Custodian Fees	27
Shareholders’ Reports and Proxies—Investor Shares	85
Shareholders’ Reports and Proxies—Institutional Shares	—
Shareholders’ Reports and Proxies—ETF Shares	8
Trustees’ Fees and Expenses	2
Total Expenses	2,699
Net Investment Income	75,370
Realized Net Gain (Loss) on Investment Securities Sold	(23,679)
Change in Unrealized Appreciation (Depreciation) of Investment Securities	(165,731)
Net Increase (Decrease) in Net Assets Resulting from Operations	(114,040)

1 Interest income from an affiliated company of the fund was $87,000.

See accompanying Notes, which are an integral part of the Financial Statements.

66

Long-Term Bond Index Fund

Statement of Changes in Net Assets

	Six Months Ended	Year Ended
	June 30,	December 31,
	2009	2008
	($000)	($000)
Increase (Decrease) in Net Assets
Operations
Net Investment Income	75,370	154,878
Realized Net Gain (Loss)	(23,679)	911
Change in Unrealized Appreciation (Depreciation)	(165,731)	80,786
Net Increase (Decrease) in Net Assets Resulting from Operations	(114,040)	236,575
Distributions
Net Investment Income
Investor Shares	(61,035)	(126,834)
Institutional Shares	(10,617)	(22,249)
ETF Shares	(3,082)	(5,795)
Realized Capital Gain
Investor Shares	—	—
Institutional Shares	—	—
ETF Shares	—	—
Total Distributions	(74,734)	(154,878)
Capital Share Transactions
Investor Shares	(234,339)	171,319
Institutional Shares	47,352	(32,056)
ETF Shares	(535)	58,839
Net Increase (Decrease) from Capital Share Transactions	(187,522)	198,102
Total Increase (Decrease)	(376,296)	279,799
Net Assets
Beginning of Period	3,055,527	2,775,728
End of Period[1]	2,679,231	3,055,527

1 Net Assets—End of Period includes undistributed net investment income of $636,000 and $0.

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Long-Term Bond Index Fund

Financial Highlights

Investor Shares
	Six Months
	Ended
For a Share Outstanding	June 30,	Year Ended December 31,
Throughout Each Period	2009	2008	2007	2006	2005	2004
Net Asset Value, Beginning of Period	$11.98	$11.65	$11.53	$11.84	$11.82	$11.50
Investment Operations
Net Investment Income	.304	.618	.613	.603	.601	.617
Net Realized and Unrealized Gain (Loss)
on Investments	(.730)	.330	.120	(.310)	.020	.320
Total from Investment Operations	(.426)	.948	.733	.293	.621	.937
Distributions
Dividends from Net Investment Income	(.304)	(.618)	(.613)	(.603)	(.601)	(.617)
Distributions from Realized Capital Gains	—	—	—	—	—	—
Total Distributions	(.304)	(.618)	(.613)	(.603)	(.601)	(.617)
Net Asset Value, End of Period	$11.25	$11.98	$11.65	$11.53	$11.84	$11.82

Total Return[1]	–3.49%	8.64%	6.59%	2.67%	5.32%	8.40%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$2,125	$2,518	$2,277	$1,898	$1,893	$1,310
Ratio of Total Expenses to
Average Net Assets	0.22%[2]	0.19%	0.18%	0.18%	0.18%	0.18%
Ratio of Net Investment Income to
Average Net Assets	5.51%[2]	5.49%	5.34%	5.30%	5.03%	5.34%
Portfolio Turnover Rate[3]	65%[2]	67%	62%	55%	52%	62%

1 Total returns do not include the account service fee that may be applicable to certain accounts with balances below $10,000.

2 Annualized.

3 Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.

See accompanying Notes, which are an integral part of the Financial Statements.

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Long-Term Bond Index Fund

Financial Highlights

Institutional Shares
	Six Months			Feb. 2,
	Ended		Year Ended	2006[1] to
	June 30,	Dec. 31,		Dec. 31,
For a Share Outstanding Throughout Each Period	2009	2008	2007	2006
Net Asset Value, Beginning of Period	$11.98	$11.65	$11.53	$11.66
Investment Operations
Net Investment Income	.311	.632	.626	.559
Net Realized and Unrealized Gain (Loss) on Investments	(.730)	.330	.120	(.130)
Total from Investment Operations	(.419)	.962	.746	.429
Distributions
Dividends from Net Investment Income	(.311)	(.632)	(.626)	(.559)
Distributions from Realized Capital Gains	—	—	—	—
Total Distributions	(.311)	(.632)	(.626)	(.559)
Net Asset Value, End of Period	$11.25	$11.98	$11.65	$11.53

Total Return	–3.42%	8.77%	6.71%	3.86%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$413	$388	$415	$309
Ratio of Total Expenses to Average Net Assets	0.09%[2]	0.07%	0.07%	0.08%[2]
Ratio of Net Investment Income to Average Net Assets	5.64%[2]	5.61%	5.45%	5.40%[2]
Portfolio Turnover Rate[3]	65%[2]	67%	62%	55%

1 Inception.

2 Annualized.

3 Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.

See accompanying Notes, which are an integral part of the Financial Statements.

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Long-Term Bond Index Fund

Financial Highlights

ETF Shares
	Six Months	Year	April 3,
	Ended	Ended	2007[1] to
	June 30,	Dec. 31,	Dec. 31,
For a Share Outstanding Throughout Each Period	2009	2008	2007
Net Asset Value, Beginning of Period	$78.66	$76.38	$74.90
Investment Operations
Net Investment Income	2.029	4.004	2.740
Net Realized and Unrealized Gain (Loss) on Investments	(4.825)	2.280	1.480
Total from Investment Operations	(2.796)	6.284	4.220
Distributions
Dividends from Net Investment Income	(1.694)	(4.004)	(2.740)
Distributions from Realized Capital Gains	—	—	—
Total Distributions	(1.694)	(4.004)	(2.740)
Net Asset Value, End of Period	$74.17	$78.66	$76.38

Total Return	–3.48%	8.70%	5.77%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$141	$149	$84
Ratio of Total Expenses to Average Net Assets	0.14%[2]	0.10%	0.11%[2]
Ratio of Net Investment Income to Average Net Assets	5.59%[2]	5.58%	5.41%[2]
Portfolio Turnover Rate[3]	65%[2]	67%	62%

1 Inception.

2 Annualized.

3 Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.

See accompanying Notes, which are an integral part of the Financial Statements.

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Long-Term Bond Index Fund

Notes to Financial Statements

Vanguard Long-Term Bond Index Fund is registered under the Investment Company Act of 1940 as an open-end investment company, or mutual fund. Certain of the fund’s investments are in corporate debt instruments; the issuers’ abilities to meet their obligations may be affected by economic developments in their respective industries. The fund offers three classes of shares: Investor Shares, Institutional Shares, and ETF Shares. Investor Shares are available to any investor who meets the fund’s minimum purchase requirements. Institutional Shares are designed for investors who meet certain administrative and service criteria and invest a minimum of $25 million. ETF Shares are listed for trading on NYSE Arca, Inc.; they can be purchased and sold through a broker.

A. The following significant accounting policies conform to generally accepted accounting principles for U.S. mutual funds. The fund consistently follows such policies in preparing its financial statements.

1. Security Valuation: Bonds, and temporary cash investments acquired over 60 days to maturity, are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Investments in Vanguard Market Liquidity Fund are valued at that fund’s net asset value. Other temporary cash investments are valued at amortized cost, which approximates market value. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund’s pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the board of trustees to represent fair value.

2. Federal Income Taxes: The fund intends to continue to qualify as a regulated investment company and distribute all of its taxable income. Management has analyzed the fund’s tax positions taken on federal income tax returns for all open tax years (tax years ended December 31, 2005–2008) and for the period ended June 30, 2009, and has concluded that no provision for federal income tax is required in the fund’s financial statements.

3. Distributions: Distributions from net investment income are declared daily by all share classes except ETF Shares, and paid on the first business day of the following month. Monthly income dividends from ETF Shares, and annual distributions from realized capital gains, if any, are recorded on the ex-dividend date.

4. Security Lending: The fund may lend its securities to qualified institutional borrowers to earn additional income. Security loans are required to be secured at all times by collateral at least equal to the market value of securities loaned. The fund invests cash collateral received in Vanguard Market Liquidity Fund, and records a liability for the return of the collateral, during the period the securities are on loan. Security lending income represents the income earned on investing cash collateral, less expenses associated with the loan.

5. Other: Interest income includes income distributions received from Vanguard Market Liquidity Fund and is accrued daily. Premiums and discounts on debt securities purchased are amortized and accreted, respectively, to interest income over the lives of the respective securities. Security transactions are accounted for on the date securities are bought or sold. Costs used to determine realized gains (losses) on the sale of investment securities are those of the specific securities sold.

Each class of shares has equal rights as to assets and earnings, except that each class separately bears certain class-specific expenses related to maintenance of shareholder accounts (included in Management and Administrative expenses), shareholder reporting, and proxies. Marketing and distribution expenses are allocated to each class of shares based on a method approved by the board of trustees. Income, other non-class-specific expenses, and gains and losses on investments are allocated to each class of shares based on its relative net assets.

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Long-Term Bond Index Fund

B. The Vanguard Group furnishes at cost investment advisory, corporate management, administrative, marketing, and distribution services. The costs of such services are allocated to the fund under methods approved by the board of trustees. The fund has committed to provide up to 0.40% of its net assets in capital contributions to Vanguard. At June 30, 2009, the fund had contributed capital of $625,000 to Vanguard (included in Other Assets), representing 0.02% of the fund’s net assets and 0.25% of Vanguard’s capitalization. The fund’s trustees and officers are also directors and officers of Vanguard.

C. Various inputs may be used to determine the value of the fund’s investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.

Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments).

The following table summarizes the fund’s investments as of June 30, 2009, based on the inputs used to value them:

	Level 1	Level 2	Level 3
Investments	($000)	($000)	($000)
U.S. Government and Agency Obligations	—	1,225,071	—
Corporate Bonds	—	1,197,050	—
Sovereign Bonds	—	147,644	—
Taxable Municipal Bonds	—	68,023	—
Temporary Cash Investments	26,592	—	—
Total	26,592	2,637,788	—

D. Capital gain distributions are determined on a tax basis and may differ from realized capital gains for financial reporting purposes. Differences may be permanent or temporary. Permanent differences are reclassified among capital accounts in the financial statements to reflect their tax character. Temporary differences arise when gains or losses are recognized in different periods for financial statement and tax purposes; these differences will reverse at some time in the future.

During the six months ended June 30, 2009, the fund realized $2,111,000 of net capital gains resulting from in-kind redemptions—in which shareholders exchanged fund shares for securities held by the fund rather than for cash. Because such gains are not taxable to the fund, and are not distributed to shareholders, they have been reclassified from accumulated net realized losses to paid-in capital.

The fund’s tax-basis capital gains and losses are determined only at the end of each fiscal year. For tax purposes, at December 31, 2008, the fund had available realized losses of $12,953,000 to offset future net capital gains of $10,309,000 through December 31, 2014, and $2,644,000 through

72

Long-Term Bond Index Fund

December 31, 2017. The fund will use these capital losses to offset net taxable capital gains, if any, realized during the year ending December 31, 2009; should the fund realize net capital losses for the year, the losses will be added to the loss carryforward balances above.

At June 30, 2009, the cost of investment securities for tax purposes was $2,679,936,000. Net unrealized depreciation of investment securities for tax purposes was $15,556,000, consisting of unrealized gains of $101,863,000 on securities that had risen in value since their purchase and $117,419,000 in unrealized losses on securities that had fallen in value since their purchase.

E. During the six months ended June 30, 2009, the fund purchased $232,696,000 of investment securities and sold $258,152,000 of investment securities, other than U.S. government securities and temporary cash investments. Purchases and sales of U.S. government securities were $653,334,000 and $774,367,000, respectively.

F. Capital share transactions for each class of shares were:

	Six Months Ended		Year Ended
	June 30, 2009		December 31, 2008
	Amount	Shares	Amount	Shares
	($000)	(000)	($000)	(000)
Investor Shares
Issued	201,989	18,089	695,857	61,565
Issued in Lieu of Cash Distributions	52,431	4,742	111,322	9,918
Redeemed	(488,759)	(44,051)	(635,860)	(56,733)
Net Increase (Decrease)—Investor Shares	(234,339)	(21,220)	171,319	14,750
Institutional Shares
Issued	78,099	7,089	159,587	13,869
Issued in Lieu of Cash Distributions	8,433	762	20,843	1,854
Redeemed	(39,180)	(3,488)	(212,486)	(18,950)
Net Increase (Decrease)—Institutional Shares	47,352	4,363	(32,056)	(3,227)
ETF Shares
Issued	14,243	200	58,839	800
Issued in Lieu of Cash Distributions	—	—	—	—
Redeemed	(14,778)	(200)	—	—
Net Increase (Decrease)—ETF Shares	(535)	—	58,839	800

G. In preparing the financial statements as of June 30, 2009, management considered the impact of subsequent events occurring through August 5, 2009, for potential recognition or disclosure in these financial statements.

73

About Your Fund’s Expenses

As a shareholder of the fund, you incur ongoing costs, which include costs for portfolio management, administrative services, and shareholder reports (like this one), among others. Operating expenses, which are deducted from a fund’s gross income, directly reduce the investment return of the fund.

A fund’s expenses are expressed as a percentage of its average net assets. This figure is known as the expense ratio. The following examples are intended to help you understand the ongoing costs (in dollars) of investing in your fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period.

The accompanying tables illustrate your fund’s costs in two ways:

• Based on actual fund return. This section helps you to estimate the actual expenses that you paid over the period. The “Ending Account Value” shown is derived from the fund’s actual return, and the third column shows the dollar amount that would have been paid by an investor who started with $1,000 in the fund. You may use the information here, together with the amount you invested, to estimate the expenses that you paid over the period.

To do so, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number given for your fund under the heading “Expenses Paid During Period.”

• Based on hypothetical 5% yearly return. This section is intended to help you compare your fund’s costs with those of other mutual funds. It assumes that the fund had a yearly return of 5% before expenses, but that the expense ratio is unchanged. In this case—because the return used is not the fund’s actual return—the results do not apply to your investment. The example is useful in making comparisons because the Securities and Exchange Commission requires all mutual funds to calculate expenses based on a 5% return. You can assess your fund’s costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.

Note that the expenses shown in the table are meant to highlight and help you compare ongoing costs only and do not reflect transaction costs incurred by the fund for buying and selling securities. Further, the expenses do not include the account service fee described in the prospectus. If such a fee were applied to your account, your costs would be higher. Your fund does not charge transaction fees, such as purchase or redemption fees, nor does it carry a “sales load.”

The calculations assume no shares were bought or sold during the period. Your actual costs may have been higher or lower, depending on the amount of your investment and the timing of any purchases or redemptions.

You can find more information about the fund’s expenses, including annual expense ratios, in the Financial Statements section of this report. For additional information on operating expenses and other shareholder costs, please refer to your fund’s current prospectus.

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Six Months Ended June 30, 2009
	Beginning	Ending	Expenses
	Account Value	Account Value	Paid During
Index Fund	12/31/2008	6/30/2009	Period[1]
Based on Actual Fund Return
Total Bond Market
Investor Shares	$1,000.00	$1,021.08	$1.10
Admiral Shares	1,000.00	1,021.47	0.70
Signal Shares	1,000.00	1,021.47	0.70
Institutional Shares	1,000.00	1,021.77	0.40
ETF Shares	1,000.00	1,020.84	0.70
Short-Term Bond
Investor Shares	$1,000.00	$1,019.39	$1.10
Admiral Shares	1,000.00	1,019.78	0.70
Signal Shares	1,000.00	1,019.78	0.70
ETF Shares	1,000.00	1,020.23	0.70
Intermediate-Term Bond
Investor Shares	$1,000.00	$1,013.60	$1.10
Admiral Shares	1,000.00	1,013.98	0.70
Signal Shares	1,000.00	1,013.99	0.70
Institutional Shares	1,000.00	1,014.26	0.45
ETF Shares	1,000.00	1,013.84	0.70
Long-Term Bond
Investor Shares	$1,000.00	$965.15	$1.07
Institutional Shares	1,000.00	965.78	0.44
ETF Shares	1,000.00	965.17	0.68

1. These calculations are based on expenses incurred in the most recent six-month period. The funds’ annualized six-month expense ratios for that period are: for the Total Bond Market Index Fund, 0.22% for Investor Shares, 0.14% for Admiral Shares, 0.14% for Signal Shares, 0.08% for Institutional Shares, 0.14% for ETF Shares; for the Short-Term Bond Index Fund, 0.22% for Investor Shares, 0.14% for Admiral Shares, 0.14% for Signal Shares, 0.14% for ETF Shares; for the Intermediate-Term Bond Index Fund, 0.22% for Investor Shares, 0.14% for Admiral Shares, 0.14% for Signal Shares, 0.09% for Institutional Shares, 0.14% for ETF Shares; and for the Long-Term Bond Index Fund, 0.22% for Investor Shares, 0.09% for Institutional Shares, 0.14% for ETF Shares. The dollar amounts shown as “Expenses Paid” are equal to the annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent six-month period, then divided by the number of days in the most recent 12-month period.

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Six Months Ended June 30, 2009
	Beginning	Ending	Expenses
	Account Value	Account Value	Paid During
Index Fund	12/31/2008	6/30/2009	Period[1]
Based on Hypothetical 5% Yearly Return
Total Bond Market
Investor Shares	$1,000.00	$1,023.70	$1.10
Admiral Shares	1,000.00	1,024.10	0.70
Signal Shares	1,000.00	1,024.10	0.70
Institutional Shares	1,000.00	1,024.40	0.40
ETF Shares	1,000.00	1,024.10	0.70
Short-Term Bond
Investor Shares	$1,000.00	$1,023.70	$1.10
Admiral Shares	1,000.00	1,024.10	0.70
Signal Shares	1,000.00	1,024.10	0.70
ETF Shares	1,000.00	1,024.10	0.70
Intermediate-Term Bond
Investor Shares	$1,000.00	$1,023.70	$1.10
Admiral Shares	1,000.00	1,024.10	0.70
Signal Shares	1,000.00	1,024.10	0.70
Institutional Shares	1,000.00	1,024.35	0.45
ETF Shares	1,000.00	1,024.10	0.70
Long-Term Bond
Investor Shares	$1,000.00	$1,023.70	$1.10
Institutional Shares	1,000.00	1,024.35	0.45
ETF Shares	1,000.00	1,024.10	0.70

1 These calculations are based on expenses incurred in the most recent six-month period. The funds’ annualized six-month expense ratios for that period are: for the Total Bond Market Index Fund, 0.22% for Investor Shares, 0.14% for Admiral Shares, 0.14% for Signal Shares, 0.08% for Institutional Shares, 0.14% for ETF Shares; for the Short-Term Bond Index Fund, 0.22% for Investor Shares, 0.14% for Admiral Shares, 0.14% for Signal Shares, 0.14% for ETF Shares; for the Intermediate-Term Bond Index Fund, 0.22% for Investor Shares, 0.14% for Admiral Shares, 0.14% for Signal Shares, 0.09% for Institutional Shares, 0.14% for ETF Shares; and for the Long-Term Bond Index Fund, 0.22% for Investor Shares, 0.09% for Institutional Shares, 0.14% for ETF Shares. The dollar amounts shown as “Expenses Paid” are equal to the annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent six-month period, then divided by the number of days in the most recent 12-month period.

76

Trustees Approve Advisory Arrangement

The board of trustees of Vanguard Short-Term Bond Index Fund, Intermediate-Term Bond Index Fund, Long-Term Bond Index Fund, and Total Bond Market Index Fund has renewed the funds’ investment advisory arrangement with The Vanguard Group, Inc. Vanguard—through its Fixed Income Group—serves as the investment advisor for the funds. The board determined that continuing the funds’ internalized management structure was in the best interests of the funds and their shareholders.

The board based its decision upon an evaluation of the advisor’s investment staff, portfolio management process, and performance. The trustees considered the factors discussed below, among others. However, no single factor determined whether the board approved the arrangement. Rather, it was the totality of the circumstances that drove the board’s decision.

Nature, extent, and quality of services

The board considered the quality of the funds’ investment management services provided to the funds over both the short and long term and took into account the organizational depth and stability of the advisor. The board noted that Vanguard has been managing investments for more than three decades. The Fixed Income Group adheres to a sound, disciplined investment management process; the team has considerable experience, stability, and depth.

The board concluded that Vanguard’s experience, stability, depth, and performance, among other factors, warranted continuation of the advisory arrangement.

Investment performance

The board considered the short- and long-term performance of the funds, including any periods of outperformance or underperformance of their target indexes and peer groups. The board concluded that the funds have performed in line with expectations, and that their results have been consistent with their investment strategies. Information about the funds’ most recent performance can be found on the Performance Summary pages of this report.

Cost

The board concluded that the funds’ expense ratios were well below the average expense ratios charged by funds in their peer groups. Information about the funds’ expense ratios appears in the About Your Fund’s Expenses section of this report as well as in the Financial Statements sections.

The board does not conduct a profitability analysis of Vanguard, because of Vanguard’s unique “at-cost” structure. Unlike most other mutual fund management companies, Vanguard is owned by the funds it oversees, and produces “profits” only in the form of reduced expenses for fund shareholders.

The benefit of economies of scale

The board concluded that the funds’ low-cost arrangement with Vanguard ensures that the funds will realize economies of scale as they grow, with the cost to shareholders declining as fund assets increase.

The board will consider whether to renew the advisory arrangement again after a one-year period.

77

Glossary

Average Coupon. The average interest rate paid on the fixed income securities held by a fund. It is expressed as a percentage of face value.

Average Duration. An estimate of how much the value of the bonds held by a fund will fluctuate in response to a change in interest rates. To see how the value could change, multiply the average duration by the change in rates. If interest rates rise by 1 percentage point, the value of the bonds in a fund with an average duration of five years would decline by about 5%. If rates decrease by a percentage point, the value would rise by 5%.

Average Effective Maturity. The average length of time until fixed income securities held by a fund reach maturity and are repaid, taking into consideration the possibility that the issuer may call the bond before its maturity date. The figure reflects the proportion of fund assets represented by each security; it also reflects any futures contracts held. In general, the longer the average effective maturity, the more a fund’s share price will fluctuate in response to changes in market interest rates.

Average Quality. An indicator of credit risk, this figure is the average of the ratings assigned to a fund’s fixed income holdings by credit-rating agencies. The agencies make their judgment after appraising an issuer’s ability to meet its obligations. Quality is graded on a scale, with Aaa or AAA indicating the most creditworthy bond issuers. U.S. Treasury securities are considered to have the highest credit quality.

Beta. A measure of the magnitude of a fund’s past share-price fluctuations in relation to the ups and downs of a given market index. The index is assigned a beta of 1.00. Compared with a given index, a fund with a beta of 1.20 typically would have seen its share price rise or fall by 12% when the index rose or fell by 10%. For this report, beta is based on returns over the past 36 months for both the fund and the index. Note that a fund’s beta should be reviewed in conjunction with its R-squared (see definition). The lower the R-squared, the less correlation there is between the fund and the index, and the less reliable beta is as an indicator of volatility.

Expense Ratio. The percentage of a fund’s average net assets used to pay its annual administrative and advisory expenses. These expenses directly reduce returns to investors.

Inception Date. The date on which the assets of a fund (or one of its share classes) are first invested in accordance with the fund’s investment objective. For funds with a subscription period, the inception date is the day after that period ends. Investment performance is measured from the inception date.

R-Squared. A measure of how much of a fund’s past returns can be explained by the returns from the market in general, as measured by a given index. If a fund’s total returns were precisely synchronized with an index’s returns, its R-squared would be 1.00. If the fund’s returns bore no relationship to the index’s returns, its R-squared would be 0. For this report, R-squared is based on returns over the past 36 months for both the fund and the index.

Short-Term Reserves. The percentage of a fund invested in highly liquid, short-term securities that can be readily converted to cash.

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Yield. A fund’s 30-day SEC yield is derived using a formula specified by the U.S. Securities and Exchange Commission. Under the formula, data related to the fund’s security holdings in the previous 30 days are used to calculate the fund’s hypothetical net income for that period, which is then annualized and divided by the fund’s estimated average net assets over the calculation period. For the purposes of this calculation, a security’s income is based on its current market yield to maturity (in the case of bonds) or its projected dividend yield (for stocks). Because the SEC yield represents hypothetical annualized income, it will differ—at times significantly—from the fund’s actual experience. As a result, the fund’s income distributions may be higher or lower than implied by the SEC yield.

Yield to Maturity. The rate of return an investor would receive if the fixed income securities held by a fund were held to their maturity dates.

79

The People Who Govern Your Fund

The trustees of your mutual fund are there to see that the fund is operated and managed in your best interests since, as a shareholder, you are a part owner of the fund. Your fund’s trustees also serve on the board of directors of The Vanguard Group, Inc., which is owned by the Vanguard funds and provides services to them on an at-cost basis.

A majority of Vanguard’s board members are independent, meaning that they have no affiliation with Vanguard or the funds they oversee, apart from the sizable personal investments they have made as private individuals. The independent board members have distinguished backgrounds in business, academia, and public service. Each of the trustees and executive officers oversees 157 Vanguard funds.

The following table provides information for each trustee and executive officer of the fund. More information about the trustees is in the Statement of Additional Information, which can be obtained, without charge, by contacting Vanguard at 800-662-7447, or online at www.vanguard.com.

Interested Trustees	Emerson U. Fullwood
Born 1948. Trustee Since January 2008. Principal
Occupation(s) During the Past Five Years: Retired
John J. Brennan[1]	Executive Chief Staff and Marketing Officer for North
Born 1954. Trustee Since May 1987. Chairman of	America and Corporate Vice President of Xerox
the Board. Principal Occupation(s) During the Past	Corporation (photocopiers and printers); Director of
Five Years: Chairman of the Board and Director/Trustee	SPX Corporation (multi-industry manufacturing), the
of The Vanguard Group, Inc., and of each of the	United Way of Rochester, the Boy Scouts of America,
investment companies served by The Vanguard Group;	Amerigroup Corporation (direct health and medical
Chief Executive Officer and President of The Vanguard	insurance carriers), and Monroe Community College
Group and of each of the investment companies served	Foundation.
by The Vanguard Group (1996–2008); Chairman of
the Financial Accounting Foundation; Governor of
the Financial Industry Regulatory Authority (FINRA);	Rajiv L. Gupta
Director of United Way of Southeastern Pennsylvania.	Born 1945. Trustee Since December 2001.[2] Principal
Occupation(s) During the Past Five Years: Retired
Chairman and Chief Executive Officer of Rohm and
F. William McNabb III[1]	Haas Co. (chemicals); President of Rohm and Haas Co.
Born 1957. Trustee Since July 2009. Principal	(2006–2008); Board Member of American Chemistry
Occupation(s) During the Past Five Years: Director of	Council; Director of Tyco International, Ltd. (diversified
The Vanguard Group, Inc., since 2008; Chief Executive	manufacturing and services) and Hewlett-Packard Co.
Officer and President of The Vanguard Group and of	(electronic computer manufacturing); Trustee of The
each of the investment companies served by The	Conference Board.
Vanguard Group since 2008; Director of Vanguard
Marketing Corporation; Managing Director of The
Vanguard Group (1995–2008).	Amy Gutmann
Born 1949. Trustee Since June 2006. Principal
Occupation(s) During the Past Five Years: President of
Independent Trustees	the University of Pennsylvania; Christopher H. Browne
Distinguished Professor of Political Science in the School
of Arts and Sciences with Secondary Appointments
Charles D. Ellis	at the Annenberg School for Communication and the
Born 1937. Trustee Since January 2001. Principal	Graduate School of Education of the University of
Occupation(s) During the Past Five Years: Applecore	Pennsylvania; Director of Carnegie Corporation of
Partners (pro bono ventures in education); Senior	New York, Schuylkill River Development Corporation,
Advisor to Greenwich Associates (international business	and Greater Philadelphia Chamber of Commerce;
strategy consulting); Successor Trustee of Yale University;	Trustee of the National Constitution Center.
Overseer of the Stern School of Business at New York
University; Trustee of the Whitehead Institute for
Biomedical Research.

JoAnn Heffernan Heisen	Executive Officers
Born 1950. Trustee Since July 1998. Principal
Occupation(s) During the Past Five Years: Retired
Corporate Vice President, Chief Global Diversity Officer,	Thomas J. Higgins[1]
and Member of the Executive Committee of Johnson	Born 1957. Chief Financial Officer Since September
& Johnson (pharmaceuticals/consumer products);	2008. Principal Occupation(s) During the Past Five
Vice President and Chief Information Officer of Johnson	Years: Principal of The Vanguard Group, Inc.; Chief
& Johnson (1997–2005); Director of the University	Financial Officer of each of the investment companies
Medical Center at Princeton and Women’s Research	served by The Vanguard Group since 2008; Treasurer
and Education Institute.	of each of the investment companies served by The
Vanguard Group (1998–2008).

André F. Perold
Born 1952. Trustee Since December 2004. Principal	Kathryn J. Hyatt[1]
Occupation(s) During the Past Five Years: George Gund	Born 1955. Treasurer Since November 2008. Principal
Professor of Finance and Banking, Harvard Business	Occupation(s) During the Past Five Years: Principal of
School; Director and Chairman of UNX, Inc. (equities	The Vanguard Group, Inc.; Treasurer of each of the
trading firm); Chair of the Investment Committee of	investment companies served by The Vanguard
HighVista Strategies LLC (private investment firm).	Group since 2008; Assistant Treasurer of each of the
investment companies served by The Vanguard Group
(1988–2008).
Alfred M. Rankin, Jr.
Born 1941. Trustee Since January 1993. Principal
Occupation(s) During the Past Five Years: Chairman,	Heidi Stam[1]
President, Chief Executive Officer, and Director of	Born 1956. Secretary Since July 2005. Principal
NACCO Industries, Inc. (forklift trucks/housewares/	Occupation(s) During the Past Five Years: Managing
lignite); Director of Goodrich Corporation (industrial	Director of The Vanguard Group, Inc., since 2006;
products/aircraft systems and services).	General Counsel of The Vanguard Group since 2005;
Secretary of The Vanguard Group and of each of the
investment companies served by The Vanguard Group
Peter F. Volanakis	since 2005; Director and Senior Vice President of
Born 1955. Trustee Since July 2009. Principal	Vanguard Marketing Corporation since 2005; Principal
Occupations During the Past Five Years: President	of The Vanguard Group (1997–2006).
since 2007 and Chief Operating Officer since 2005
of Corning Incorporated (communications equipment);
President of Corning Technologies (2001–2005); Director	Vanguard Senior Management Team
of Corning Incorporated and Dow Corning; Trustee of
the Corning Incorporated Foundation and the Corning
Museum of Glass; Overseer of the Amos Tuck School	R. Gregory Barton	Michael S. Miller
of Business Administration at Dartmouth College.	Mortimer J. Buckley	James M. Norris
	Kathleen C. Gubanich	Glenn W. Reed
	Paul A. Heller	George U. Sauter

Founder

John C. Bogle
Chairman and Chief Executive Officer, 1974–1996

1 These individuals are “interested persons” as defined in the Investment Company Act of 1940.

2 December 2002 for Vanguard Equity Income Fund, Vanguard Growth Equity Fund, the Vanguard Municipal Bond Funds, and the Vanguard State Tax-Exempt Funds.

P.O. Box 2600
Valley Forge, PA 19482-2600

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Q842 082009

Vanguard Total Bond Market II Index Fund Semiannual Report

June 30, 2009

>	From its January inception through June 30, 2009, Vanguard Total Bond Market II Index Fund returned 2.30% for Investor Shares. The Institutional Shares, with a February inception date, returned 2.05%.
>	The fund’s return was in line with that of its target benchmark, the Barclays Capital U.S. Aggregate Bond Index.
>	Market sentiment changed dramatically in the period as bond investors began favoring riskier investments over Treasuries.

Contents

Your Fund’s Total Returns	1
President’s Letter	2
Fund Profile	5
Performance Summary	6
Financial Statements	7
Trustees Approve Advisory Arrangement	74
Glossary	75

Please note: The opinions expressed in this report are just that—informed opinions. They should not be considered promises or advice. Also, please keep in mind that the information and opinions cover the period through the date on the front of this report. Of course, the risks of investing in your fund are spelled out in the prospectus.

Your Fund’s Total Returns

Periods Ended June 30, 2009
		Return
		Since
	Ticker	Share-Class
	Symbol	Inception
Vanguard Total Bond Market II Index Fund Investor Shares (inception 1/26/2009)	VTBIX	2.30%
Barclays Capital U.S. Aggregate Bond Index		2.34
Average Intermediate-Term Investment Grade Debt Fund[1]		5.22

Vanguard Total Bond Market II Index Fund Institutional Shares (inception 2/17/2009)	VTBNX	2.05%
Barclays Capital U.S. Aggregate Bond Index		1.88
Average Intermediate-Term Investment Grade Debt Fund[1]		5.96

Your Fund’s Performance at a Glance
Inception Through June 30, 2009
			Distributions Per Share
	Starting	Ending	Income	Capital
	Share Price	Share Price	Dividends	Gains
Vanguard Total Bond Market II Index Fund
Investor Shares	$10.00	$10.06	$0.168	$0.000
Institutional Shares	10.03	10.06	0.147	0.000

1. Derived from data provided by Lipper Inc.

1

President’s Letter

Dear Shareholder,

In late January, we introduced Vanguard Total Bond Market II Index Fund for use in “funds of funds,” both those sponsored by Vanguard, such as the Vanguard Target Retirement Funds, and those managed by third parties. The fund’s objective is identical to that of Vanguard Total Bond Market Index Fund.

In the roughly five months from inception through June 30, the fund’s Investor Shares returned 2.30%, in line with the Barclays Capital U.S. Aggregate Bond Index. The Institutional Shares, which were launched a few weeks later, returned a bit more than the index in this abbreviated period.

At the end of June, the yield of the fund’s Investor Shares was 3.73%. The Institutional Shares yielded a bit more.

Newly confident bond investors sought out higher yields

As 2009 began, investors panicked by the credit-market crisis were seeking shelter in U.S. Treasury bonds, considered the safest of all securities. The difference between the yields of Treasuries and those of corporate bonds surged to levels not seen since the 1930s.

By mid-March, however, investors had gained confidence from the federal government’s efforts to thaw the credit market and stimulate the economy. Bond investors moved back from Treasuries

2

toward corporate bonds—the riskier, the better. For the six months through June 30, Treasuries in aggregate returned about –4%, investment-grade corporate bonds returned about 7%, and high-yield securities—the riskiest of bonds—gained about 30%, as measured respectively by the Barclays Capital U.S. Treasury, U.S. Credit, and U.S. Corporate High Yield Indexes.

Despite some murmurs in the market about longer-term inflation risks, in March the Federal Reserve unveiled plans to make big purchases of Treasury and mortgage-backed securities, in an attempt to keep borrowing costs, such as mortgage rates, low. Other government initiatives during the period helped to bring down municipal bond yields, which had risen higher than Treasury yields—a reversal in their traditional relationship. For the six months, the tax-exempt bond market returned more than 6%.

The Fed kept the target for short-term interest rates at an all-time low of 0% to 0.25% throughout the period.

Stock gains petered out by the end of the period

For the six months ended June 30, the broad U.S. stock market returned 5%. The stock market began the half-year in negative territory, then rallied through much of the spring. Although the April–June period was the strongest quarter for U.S. stocks since 2003, equity gains fizzled in mid-June as investors were taken aback by a drop

Market Barometer
			Total Returns
		Periods Ended June 30, 2009
	Six Months	One Year	Five Years[1]
Bonds
Barclays Capital U.S. Aggregate Bond Index
(Broad taxable market)	1.90%	6.05%	5.01%
Barclays Capital Municipal Bond Index	6.43	3.77	4.14
Citigroup 3-Month Treasury Bill Index	0.10	0.78	3.02

Stocks
Russell 1000 Index (Large-caps)	4.32%	–26.69%	–1.85%
Russell 2000 Index (Small-caps)	2.64	–25.01	–1.71
Dow Jones U.S. Total Stock Market Index	5.00	–26.11	–1.47
MSCI All Country World Index ex USA (International)	14.35	–30.54	4.95

CPI
Consumer Price Index	2.60%	–1.43%	2.60%

1 Annualized.

3

in consumer confidence, a decline in home prices, and a larger-than-expected rise in the unemployment rate.

International stocks did better, returning about 14% for the half-year after a very rocky start. Emerging markets posted the best results as investors poured money into countries with strong growth prospects. Higher commodity prices and a slight rebound in manufacturing orders helped reverse the earlier steep declines in stocks abroad.

Still, pockets of the developed and developing markets, particularly in Europe, continued to struggle amid the global recession. After three consecutive monthly gains, the MSCI All Country World Index ex USA declined slightly for June, perhaps signaling a bumpy road ahead.

The market environment favored corporate bonds

Like its target benchmark, the Total Bond Market II Index Fund is made up of high-quality bonds from both government and corporate issuers as well as government mortgage-backed securities.

In 2008’s fearful market environment, Treasuries were the fixed income market’s bright spot, and corporates tumbled. As the fund began operations in January, these dynamics went into reverse. Treasury prices retreated as signs of stability in the credit markets encouraged investors to tiptoe into higher-yielding corporate securities.

The abrupt change in investor sentiment meant that, during the abbreviated period since the fund’s launch, corporate securities were the engine of its performance while Treasuries acted as a brake. Overall, the fund’s return was in line with that of its benchmark.

A diversified index fund eliminates second-guessing

The experience of the past six months has been called a “low-quality rally” because of investors’ rush from Treasuries to riskier assets of all kinds. Rallies come and go, with unexpected stops and starts. Trying to anticipate a market rally, or jumping in after one has begun, rarely works consistently over time.

A low-cost, broad-based index fund—in the hands of a skilled advisor such as Vanguard Fixed Income Group—can offer an excellent way to pursue the fixed income market’s return without second-guessing (or guessing at all) which sector—Treasuries, corporates, or mortgage-backed securities—is likely to lead or lag as the economy emerges from one of its most difficult periods in decades.

Thank you for entrusting your assets to Vanguard.

Sincerely,

F. William McNabb III

President and Chief Executive Officer

July 20, 2009

4

Total Bond Market II Index Fund

Fund Profile

As of June 30, 2009

Financial Attributes
		Target
	Fund	Index[1]
Number of Issues	3,594	8,866
Yield[2]		4.1%
Investor Shares	3.7%
Institutional Shares	3.9%
Yield to Maturity	4.0%[3]	4.1%
Average Coupon	5.0%	4.9%
Average Effective Maturity	6.7 years	6.7 years
Average Quality[4]	Aa1	Aa1
Average Duration	4.3 years	4.3 years
Expense Ratio[5]		—
Investor Shares	0.19%
Institutional Shares	0.07%
Short-Term Reserves	0.3%	—

Sector Diversification[6] (% of portfolio)

Asset-Backed/Commercial Mortgage-Backed	3.9%
Finance	6.6
Foreign	3.5
Government Mortgage-Backed	38.3
Industrial	10.1
Treasury/Agency	35.1
Utilities	2.2
Other	0.3

Distribution by Maturity (% of portfolio)

Under 1 Year	1.7%
1–5 Years	48.2
5–10 Years	37.0
10–20 Years	6.9
20–30 Years	6.1
Over 30 Years	0.1

Distribution by Credit Quality[4] (% of portfolio)

Aaa	79.1%
Aa	3.6
A	9.7
Baa	7.6

Investment Focus

1 Barclays Capital U.S. Aggregate Bond Index.

2 30-day SEC yield for the fund; index yield assumes that all bonds are called or prepaid at the earliest possible date. See the Glossary.

3 Before expenses.

4 Moody’s Investors Service.

5 The expense ratios shown are from the prospectuses dated January 26, 2009, and represent estimated costs for the current fiscal year based on the fund’s net assets as of the prospectus date. For the fiscal period ended June 30, 2009, the annualized expense ratios were 0.19% for Investor Shares and 0.07% for Institutional Shares.

6 The agency and mortgage-backed securities sectors may include issues from government-sponsored enterprises; such issues are not backed by the full faith and credit of the U.S. government.

5

Total Bond Market II Index Fund

Performance Summary

All of the returns in this report represent past performance, which is not a guarantee of future results that may be achieved by the fund. (Current performance may be lower or higher than the performance data cited. For performance data current to the most recent month-end, visit our website at www.vanguard.com/performance.) Note, too, that both investment returns and principal value can fluctuate widely, so an investor’s shares, when sold, could be worth more or less than their original cost. The returns shown do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares.

Fiscal-Period Total Returns (%): January 26, 2009–June 30, 2009

	Investor Shares			Barclays[1]
Fiscal	Capital	Income	Total	Total
Period	Return	Return	Return	Return
2009[2]	0.6%	1.7%	2.3%	2.3%

Average Annual Total Returns: Periods Ended June 30, 2009

			Since Inception
	Inception Date	Capital	Income	Total
Investor Shares	1/26/2009	0.60%	1.70%	2.30%
Institutional Shares	2/17/2009	0.30	1.75	2.05

1 Barclays Capital U.S. Aggregate Bond Index.

2 Since the Investor Shares’ inception on January 26, 2009.

Note: See Financial Highlights tables for dividend and capital gains information.

6

Total Bond Market II Index Fund

Financial Statements (unaudited)

Statement of Net Assets

As of June 30, 2009

The fund provides a complete list of its holdings four times in each fiscal year, at the quarter-ends. For the second and fourth fiscal quarters, the lists appear in the fund’s semiannual and annual reports to shareholders. For the first and third fiscal quarters, the fund files the lists with the Securities and Exchange Commission on Form N-Q. Shareholders can look up the fund’s Forms N-Q on the SEC’s website at www.sec.gov. Forms N-Q may also be reviewed and copied at the SEC’s Public Reference Room (see the back cover of this report for further information).

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
U.S. Government and Agency Obligations (71.9%)
U.S. Government Securities (26.3%)
U.S. Treasury Bond	11.250%	2/15/15	15,075	21,739
U.S. Treasury Bond	10.625%	8/15/15	1,775	2,547
U.S. Treasury Bond	9.875%	11/15/15	79,875	111,638
U.S. Treasury Bond	9.250%	2/15/16	2,000	2,739
U.S. Treasury Bond	7.250%	5/15/16	3,075	3,855
U.S. Treasury Bond	7.500%	11/15/16	26,350	33,609
U.S. Treasury Bond	8.750%	5/15/17	99,925	136,803
U.S. Treasury Bond	8.875%	8/15/17	41,325	57,132
U.S. Treasury Bond	9.125%	5/15/18	1,625	2,327
U.S. Treasury Bond	8.875%	2/15/19	53,775	76,680
U.S. Treasury Bond	8.125%	8/15/19	17,450	23,923
U.S. Treasury Bond	8.500%	2/15/20	425	598
U.S. Treasury Bond	8.750%	5/15/20	1,300	1,857
U.S. Treasury Bond	8.750%	8/15/20	80,700	115,553
U.S. Treasury Bond	7.875%	2/15/21	70,550	95,760
U.S. Treasury Bond	8.125%	5/15/21	3,350	4,637
U.S. Treasury Bond	8.125%	8/15/21	49,450	68,604
U.S. Treasury Bond	8.000%	11/15/21	18,625	25,691
U.S. Treasury Bond	7.250%	8/15/22	4,450	5,843
U.S. Treasury Bond	7.625%	11/15/22	16,900	22,900
U.S. Treasury Bond	7.125%	2/15/23	25,675	33,526
U.S. Treasury Bond	6.250%	8/15/23	136,950	166,715
U.S. Treasury Bond	6.875%	8/15/25	125	164
U.S. Treasury Bond	6.000%	2/15/26	1,175	1,416
U.S. Treasury Bond	6.750%	8/15/26	15,225	19,795
U.S. Treasury Bond	6.500%	11/15/26	225	286
U.S. Treasury Bond	6.625%	2/15/27	13,225	17,033
U.S. Treasury Bond	6.375%	8/15/27	9,600	12,108
U.S. Treasury Bond	6.125%	11/15/27	6,050	7,446
U.S. Treasury Bond	5.500%	8/15/28	17,500	20,196
U.S. Treasury Bond	5.250%	11/15/28	2,700	3,031
U.S. Treasury Bond	5.250%	2/15/29	25,175	28,283
U.S. Treasury Bond	6.125%	8/15/29	37,250	46,318
U.S. Treasury Bond	6.250%	5/15/30	25,450	32,214
U.S. Treasury Bond	5.375%	2/15/31	26,975	30,924
U.S. Treasury Bond	4.500%	2/15/36	27,575	28,363
U.S. Treasury Bond	4.750%	2/15/37	115,100	123,175
U.S. Treasury Bond	5.000%	5/15/37	23,150	25,733
U.S. Treasury Bond	4.375%	2/15/38	40,450	40,791

7

Total Bond Market II Index Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
U.S. Treasury Bond	3.500%	2/15/39	19,225	16,597
U.S. Treasury Inflation-Indexed Note	3.500%	1/15/11	23,750	30,367
U.S. Treasury Note	2.000%	2/28/10	375	379
U.S. Treasury Note	1.750%	3/31/10	24,025	24,254
U.S. Treasury Note	4.000%	4/15/10	30,350	31,189
U.S. Treasury Note	2.625%	5/31/10	77,075	78,556
U.S. Treasury Note	2.875%	6/30/10	62,000	63,434
U.S. Treasury Note	3.875%	7/15/10	300	310
U.S. Treasury Note	2.750%	7/31/10	3,250	3,326
U.S. Treasury Note	4.125%	8/15/10	5,225	5,432
U.S. Treasury Note	5.750%	8/15/10	2,600	2,750
U.S. Treasury Note	2.375%	8/31/10	14,475	14,776
U.S. Treasury Note	2.000%	9/30/10	5,850	5,951
U.S. Treasury Note	1.500%	10/31/10	224,850	227,310
U.S. Treasury Note	1.250%	11/30/10	207,025	208,545
U.S. Treasury Note	4.375%	12/15/10	242,925	255,640
U.S. Treasury Note	0.875%	12/31/10	189,125	189,392
U.S. Treasury Note	0.875%	1/31/11	77,775	77,824
U.S. Treasury Note	5.000%	2/15/11	1,725	1,840
U.S. Treasury Note	0.875%	2/28/11	84,300	84,248
U.S. Treasury Note	4.500%	2/28/11	10,325	10,946
U.S. Treasury Note	0.875%	3/31/11	144,625	144,444
U.S. Treasury Note	0.875%	4/30/11	8,125	8,102
U.S. Treasury Note	4.875%	4/30/11	675	722
U.S. Treasury Note	0.875%	5/31/11	5,225	5,207
U.S. Treasury Note	1.125%	6/30/11	14,000	14,002
U.S. Treasury Note	5.125%	6/30/11	725	782
U.S. Treasury Note	4.875%	7/31/11	1,600	1,722
U.S. Treasury Note	4.625%	8/31/11	141,900	152,165
U.S. Treasury Note	4.500%	9/30/11	162,975	174,664
U.S. Treasury Note	1.750%	11/15/11	13,400	13,542
U.S. Treasury Note	4.500%	11/30/11	4,525	4,872
U.S. Treasury Note	1.125%	12/15/11	550	547
U.S. Treasury Note	4.625%	12/31/11	2,300	2,487
U.S. Treasury Note	1.125%	1/15/12	3,875	3,851
U.S. Treasury Note	4.750%	1/31/12	5,825	6,328
U.S. Treasury Note	4.625%	2/29/12	4,375	4,743
U.S. Treasury Note	4.500%	3/31/12	35,375	38,282
U.S. Treasury Note	1.375%	4/15/12	3,075	3,064
U.S. Treasury Note	4.500%	4/30/12	94,725	102,540
U.S. Treasury Note	1.375%	5/15/12	75,650	75,248
U.S. Treasury Note	4.750%	5/31/12	29,575	32,255
U.S. Treasury Note	1.875%	6/15/12	50,650	51,030
U.S. Treasury Note	4.875%	6/30/12	55,425	60,742
U.S. Treasury Note	4.625%	7/31/12	14,900	16,229
U.S. Treasury Note	4.125%	8/31/12	1,000	1,075
U.S. Treasury Note	4.250%	9/30/12	1,400	1,511
U.S. Treasury Note	3.875%	10/31/12	169,750	181,527
U.S. Treasury Note	3.375%	11/30/12	1,875	1,975
U.S. Treasury Note	2.750%	2/28/13	1,900	1,955
U.S. Treasury Note	3.625%	5/15/13	94,950	100,469
U.S. Treasury Note	3.500%	5/31/13	204,750	215,819
U.S. Treasury Note	3.375%	6/30/13	3,200	3,354
U.S. Treasury Note	3.375%	7/31/13	4,225	4,428
U.S. Treasury Note	3.125%	8/31/13	44,350	45,958
U.S. Treasury Note	3.125%	9/30/13	90,200	93,329

8

Total Bond Market II Index Fund

				Face	Market
			Maturity	Amount	Value•
		Coupon	Date	($000)	($000)
	U.S. Treasury Note	2.750%	10/31/13	100,600	102,502
	U.S. Treasury Note	4.250%	11/15/13	68,600	74,152
	U.S. Treasury Note	2.000%	11/30/13	43,850	43,220
	U.S. Treasury Note	1.500%	12/31/13	675	650
	U.S. Treasury Note	1.750%	1/31/14	26,375	25,642
	U.S. Treasury Note	4.000%	2/15/14	83,300	89,170
	U.S. Treasury Note	1.875%	2/28/14	68,075	66,331
	U.S. Treasury Note	1.750%	3/31/14	12,325	11,924
	U.S. Treasury Note	4.750%	5/15/14	58,475	64,487
	U.S. Treasury Note	2.250%	5/31/14	63,375	62,544
	U.S. Treasury Note	2.625%	6/30/14	9,575	9,608
	U.S. Treasury Note	4.250%	8/15/14	300	324
	U.S. Treasury Note	4.000%	2/15/15	775	824
	U.S. Treasury Note	4.125%	5/15/15	22,675	24,199
	U.S. Treasury Note	4.250%	8/15/15	4,325	4,639
	U.S. Treasury Note	4.500%	11/15/15	425	462
	U.S. Treasury Note	4.500%	2/15/16	1,000	1,085
	U.S. Treasury Note	2.625%	2/29/16	12,400	12,034
	U.S. Treasury Note	2.375%	3/31/16	26,225	24,987
	U.S. Treasury Note	2.625%	4/30/16	55,300	53,468
	U.S. Treasury Note	5.125%	5/15/16	143,125	160,523
	U.S. Treasury Note	3.250%	5/31/16	38,275	38,430
	U.S. Treasury Note	3.250%	6/30/16	28,350	28,439
	U.S. Treasury Note	4.875%	8/15/16	77,550	85,742
	U.S. Treasury Note	4.625%	11/15/16	850	926
	U.S. Treasury Note	4.625%	2/15/17	125	136
	U.S. Treasury Note	4.500%	5/15/17	1,250	1,349
	U.S. Treasury Note	4.750%	8/15/17	10,725	11,756
	U.S. Treasury Note	4.250%	11/15/17	11,575	12,277
	U.S. Treasury Note	3.500%	2/15/18	133,975	134,645
	U.S. Treasury Note	3.875%	5/15/18	750	773
	U.S. Treasury Note	4.000%	8/15/18	20,925	21,703
	U.S. Treasury Note	3.750%	11/15/18	2,750	2,797
	U.S. Treasury Note	2.750%	2/15/19	725	679
	U.S. Treasury Note	3.125%	5/15/19	103,600	100,169
					5,626,584
Agency Bonds and Notes (7.6%)
	Agency for International Development–Egypt	4.450%	9/15/15	3,725	3,891
1	Federal Farm Credit Bank	5.250%	9/13/10	1,625	1,712
1	Federal Farm Credit Bank	3.750%	12/6/10	3,575	3,714
1	Federal Farm Credit Bank	4.875%	2/18/11	6,550	6,942
1	Federal Farm Credit Bank	2.625%	4/21/11	4,350	4,453
1	Federal Farm Credit Bank	5.375%	7/18/11	7,650	8,259
1	Federal Farm Credit Bank	3.875%	8/25/11	4,300	4,518
1	Federal Farm Credit Bank	2.000%	1/17/12	6,000	6,037
1	Federal Farm Credit Bank	2.250%	4/24/12	2,075	2,095
1	Federal Farm Credit Bank	2.125%	6/18/12	15,225	15,260
1	Federal Farm Credit Bank	4.500%	10/17/12	4,725	5,069
1	Federal Farm Credit Bank	3.875%	10/7/13	3,250	3,383
1	Federal Farm Credit Bank	2.625%	4/17/14	3,675	3,625
1	Federal Farm Credit Bank	4.875%	12/16/15	425	455
1	Federal Farm Credit Bank	5.125%	8/25/16	3,475	3,777
1	Federal Farm Credit Bank	4.875%	1/17/17	2,750	2,942
1	Federal Farm Credit Bank	5.150%	11/15/19	4,325	4,635
1	Federal Home Loan Bank	3.500%	7/16/10	16,175	16,665
1	Federal Home Loan Bank	3.375%	8/13/10	4,925	5,068

9

Total Bond Market II Index Fund

				Face	Market
			Maturity	Amount	Value•
		Coupon	Date	($000)	($000)
1	Federal Home Loan Bank	3.375%	10/20/10	11,375	11,760
1	Federal Home Loan Bank	4.750%	12/10/10	1,600	1,686
1	Federal Home Loan Bank	3.625%	12/17/10	3,875	4,028
1	Federal Home Loan Bank	2.625%	3/11/11	5,625	5,751
1	Federal Home Loan Bank	1.625%	3/16/11	5,475	5,515
1	Federal Home Loan Bank	1.375%	5/16/11	4,975	4,982
1	Federal Home Loan Bank	3.125%	6/10/11	3,625	3,743
1	Federal Home Loan Bank	3.375%	6/24/11	16,350	17,006
1	Federal Home Loan Bank	3.625%	7/1/11	5,050	5,279
1	Federal Home Loan Bank	1.625%	7/27/11	7,225	7,259
1	Federal Home Loan Bank	5.375%	8/19/11	30,500	33,068
1	Federal Home Loan Bank	3.750%	9/9/11	1,675	1,757
1	Federal Home Loan Bank	3.625%	9/16/11	3,300	3,463
1	Federal Home Loan Bank	4.875%	11/18/11	5,600	6,035
1	Federal Home Loan Bank	2.250%	4/13/12	300	304
1	Federal Home Loan Bank	1.875%	6/20/12	5,125	5,115
1	Federal Home Loan Bank	4.625%	10/10/12	10,700	11,553
1	Federal Home Loan Bank	3.375%	2/27/13	3,175	3,301
1	Federal Home Loan Bank	3.875%	6/14/13	6,650	6,999
1	Federal Home Loan Bank	5.375%	6/14/13	3,850	4,253
1	Federal Home Loan Bank	5.125%	8/14/13	3,400	3,732
1	Federal Home Loan Bank	4.000%	9/6/13	5,075	5,348
1	Federal Home Loan Bank	5.250%	9/13/13	4,450	4,888
1	Federal Home Loan Bank	4.500%	9/16/13	10,675	11,456
1	Federal Home Loan Bank	3.625%	10/18/13	7,950	8,229
1	Federal Home Loan Bank	4.875%	11/27/13	6,475	6,991
1	Federal Home Loan Bank	5.500%	8/13/14	22,075	24,617
1	Federal Home Loan Bank	5.375%	5/18/16	17,850	19,742
1	Federal Home Loan Bank	5.625%	6/13/16	825	787
1	Federal Home Loan Bank	5.125%	10/19/16	9,725	10,559
1	Federal Home Loan Bank	4.750%	12/16/16	18,875	20,233
1	Federal Home Loan Bank	4.875%	5/17/17	6,775	7,276
1	Federal Home Loan Bank	5.000%	11/17/17	16,700	17,921
1	Federal Home Loan Bank	5.250%	12/11/20	5,000	5,363
1	Federal Home Loan Bank	5.625%	6/11/21	425	467
1	Federal Home Loan Bank	5.375%	8/15/24	400	423
1	Federal Home Loan Bank	5.500%	7/15/36	4,100	4,278
1	Federal Home Loan Mortgage Corp.	4.125%	7/12/10	40,975	42,467
1	Federal Home Loan Mortgage Corp.	3.250%	7/16/10	3,350	3,443
1	Federal Home Loan Mortgage Corp.	5.125%	8/23/10	16,350	17,170
1	Federal Home Loan Mortgage Corp.	6.875%	9/15/10	9,950	10,684
1	Federal Home Loan Mortgage Corp.	5.000%	10/18/10	2,050	2,160
1	Federal Home Loan Mortgage Corp.	3.125%	10/25/10	4,050	4,176
1	Federal Home Loan Mortgage Corp.	4.750%	1/18/11	17,950	18,999
1	Federal Home Loan Mortgage Corp.	3.250%	2/25/11	5,425	5,616
1	Federal Home Loan Mortgage Corp.	5.625%	3/15/11	10,875	11,693
1	Federal Home Loan Mortgage Corp.	5.875%	3/21/11	200	210
1	Federal Home Loan Mortgage Corp.	5.125%	4/18/11	13,075	13,973
1	Federal Home Loan Mortgage Corp.	1.625%	4/26/11	8,075	8,125
1	Federal Home Loan Mortgage Corp.	6.000%	6/15/11	13,725	14,973
1	Federal Home Loan Mortgage Corp.	3.875%	6/29/11	2,625	2,758
1	Federal Home Loan Mortgage Corp.	5.250%	7/18/11	32,400	34,979
1	Federal Home Loan Mortgage Corp.	5.750%	1/15/12	25,225	27,837
1	Federal Home Loan Mortgage Corp.	2.125%	3/23/12	9,775	9,874
1	Federal Home Loan Mortgage Corp.	1.750%	6/15/12	30,775	30,639
1	Federal Home Loan Mortgage Corp.	5.500%	8/20/12	35,675	39,481

10

Total Bond Market II Index Fund

				Face	Market
			Maturity	Amount	Value•
		Coupon	Date	($000)	($000)
1	Federal Home Loan Mortgage Corp.	4.625%	10/25/12	10,400	11,242
1	Federal Home Loan Mortgage Corp.	4.125%	12/21/12	5,275	5,621
1	Federal Home Loan Mortgage Corp.	4.500%	1/15/13	9,200	9,931
1	Federal Home Loan Mortgage Corp.	3.750%	6/28/13	13,325	13,983
1	Federal Home Loan Mortgage Corp.	4.500%	7/15/13	5,475	5,897
1	Federal Home Loan Mortgage Corp.	4.875%	11/15/13	30,900	33,692
1	Federal Home Loan Mortgage Corp.	2.500%	4/23/14	16,375	16,118
1	Federal Home Loan Mortgage Corp.	5.000%	7/15/14	25,675	28,197
1	Federal Home Loan Mortgage Corp.	3.000%	7/28/14	6,225	6,251
1	Federal Home Loan Mortgage Corp.	0.00%	11/24/14	2,100	1,727
1	Federal Home Loan Mortgage Corp.	4.500%	1/15/15	3,500	3,749
1	Federal Home Loan Mortgage Corp.	5.050%	1/26/15	700	766
1	Federal Home Loan Mortgage Corp.	4.750%	1/19/16	6,575	7,056
1	Federal Home Loan Mortgage Corp.	5.250%	4/18/16	1,400	1,544
1	Federal Home Loan Mortgage Corp.	5.500%	7/18/16	775	868
1	Federal Home Loan Mortgage Corp.	5.125%	10/18/16	20,700	22,681
1	Federal Home Loan Mortgage Corp.	5.000%	2/16/17	12,175	13,285
1	Federal Home Loan Mortgage Corp.	5.000%	4/18/17	5,000	5,440
1	Federal Home Loan Mortgage Corp.	5.500%	8/23/17	11,550	12,987
1	Federal Home Loan Mortgage Corp.	4.875%	6/13/18	7,025	7,574
1	Federal Home Loan Mortgage Corp.	5.000%	12/14/18	8,175	7,696
1	Federal Home Loan Mortgage Corp.	3.750%	3/27/19	26,750	26,331
1	Federal Home Loan Mortgage Corp.	6.750%	9/15/29	3,625	4,447
1	Federal Home Loan Mortgage Corp.	6.750%	3/15/31	13,000	16,213
1	Federal Home Loan Mortgage Corp.	6.250%	7/15/32	6,700	7,983
1	Federal National Mortgage Assn.	3.000%	7/12/10	15,375	15,757
1	Federal National Mortgage Assn.	4.250%	8/15/10	4,500	4,677
1	Federal National Mortgage Assn.	2.875%	10/12/10	5,000	5,137
1	Federal National Mortgage Assn.	6.625%	11/15/10	13,450	14,521
1	Federal National Mortgage Assn.	4.750%	12/15/10	20,425	21,576
1	Federal National Mortgage Assn.	6.250%	2/1/11	3,850	4,041
1	Federal National Mortgage Assn.	1.750%	3/23/11	9,475	9,559
1	Federal National Mortgage Assn.	2.750%	4/11/11	12,350	12,677
1	Federal National Mortgage Assn.	5.125%	4/15/11	9,975	10,661
1	Federal National Mortgage Assn.	1.375%	4/28/11	79,400	79,540
1	Federal National Mortgage Assn.	6.000%	5/15/11	12,500	13,586
1	Federal National Mortgage Assn.	3.375%	5/19/11	10,875	11,300
1	Federal National Mortgage Assn.	5.000%	10/15/11	20,000	21,603
1	Federal National Mortgage Assn.	2.000%	1/9/12	11,400	11,525
1	Federal National Mortgage Assn.	5.000%	2/16/12	10,875	11,809
1	Federal National Mortgage Assn.	6.125%	3/15/12	19,075	21,300
1	Federal National Mortgage Assn.	1.875%	4/20/12	32,275	32,346
1	Federal National Mortgage Assn.	4.875%	5/18/12	10,225	11,102
1	Federal National Mortgage Assn.	5.250%	8/1/12	2,425	2,519
1	Federal National Mortgage Assn.	4.375%	9/15/12	11,975	12,860
1	Federal National Mortgage Assn.	3.625%	2/12/13	5,350	5,613
1	Federal National Mortgage Assn.	4.750%	2/21/13	2,525	2,740
1	Federal National Mortgage Assn.	4.375%	3/15/13	4,200	4,513
1	Federal National Mortgage Assn.	4.625%	5/1/13	8,650	8,783
1	Federal National Mortgage Assn.	3.875%	7/12/13	6,050	6,371
1	Federal National Mortgage Assn.	4.625%	10/15/13	19,225	20,777
1	Federal National Mortgage Assn.	2.875%	12/11/13	48,350	48,760
1	Federal National Mortgage Assn.	5.125%	1/2/14	1,175	1,195
1	Federal National Mortgage Assn.	2.750%	2/5/14	6,550	6,550
1	Federal National Mortgage Assn.	2.750%	3/13/14	7,475	7,458
1	Federal National Mortgage Assn.	4.125%	4/15/14	8,225	8,713

11

Total Bond Market II Index Fund

				Face	Market
			Maturity	Amount	Value•
		Coupon	Date	($000)	($000)
1	Federal National Mortgage Assn.	2.500%	5/15/14	21,275	20,908
1	Federal National Mortgage Assn.	4.625%	10/15/14	10,875	11,727
1	Federal National Mortgage Assn.	5.000%	4/15/15	5,450	5,970
1	Federal National Mortgage Assn.	4.375%	10/15/15	4,325	4,567
1	Federal National Mortgage Assn.	5.375%	7/15/16	4,325	4,816
1	Federal National Mortgage Assn.	5.250%	9/15/16	25,775	28,452
1	Federal National Mortgage Assn.	4.875%	12/15/16	4,000	4,323
1	Federal National Mortgage Assn.	5.000%	2/13/17	28,600	31,127
1	Federal National Mortgage Assn.	5.000%	5/11/17	11,275	12,283
1	Federal National Mortgage Assn.	5.375%	6/12/17	2,800	3,118
1	Federal National Mortgage Assn.	0.00%	10/9/19	625	326
1	Federal National Mortgage Assn.	6.250%	5/15/29	5,550	6,503
1	Federal National Mortgage Assn.	7.125%	1/15/30	7,925	10,205
1	Federal National Mortgage Assn.	7.250%	5/15/30	10,200	13,344
1	Federal National Mortgage Assn.	6.625%	11/15/30	3,800	4,674
1	Federal National Mortgage Assn.	5.625%	7/15/37	1,725	1,794
1	Financing Corp.	9.800%	4/6/18	850	1,218
1	Financing Corp.	10.350%	8/3/18	100	148
1	Financing Corp.	9.650%	11/2/18	2,375	3,423
1	Financing Corp.	9.700%	4/5/19	425	616
	Private Export Funding Corp.	4.375%	3/15/19	2,100	2,136
	Resolution Funding Corp.
	(U.S. Government Guaranteed)	8.125%	10/15/19	100	134
	Resolution Funding Corp.
	(U.S. Government Guaranteed)	8.875%	7/15/20	100	140
	State of Israel (U.S. Government Guaranteed)	5.500%	9/18/23	1,425	1,516
	State of Israel (U.S. Government Guaranteed)	5.500%	12/4/23	1,050	1,086
1	Tennessee Valley Auth.	5.625%	1/18/11	2,350	2,516
1	Tennessee Valley Auth.	5.500%	7/18/17	6,400	6,993
1	Tennessee Valley Auth.	4.500%	4/1/18	1,725	1,759
1	Tennessee Valley Auth.	6.750%	11/1/25	550	676
1	Tennessee Valley Auth.	7.125%	5/1/30	8,975	10,949
1	Tennessee Valley Auth.	4.650%	6/15/35	1,425	1,281
1	Tennessee Valley Auth.	5.500%	6/15/38	850	856
1	Tennessee Valley Auth.	4.875%	1/15/48	2,075	1,878
1	Tennessee Valley Auth.	5.375%	4/1/56	2,475	2,452
					1,621,686
Conventional Mortgage-Backed Securities (36.0%)
1,2	Federal Home Loan Mortgage Corp.	4.000%	7/1/09–7/1/39	128,330	126,355
1,2	Federal Home Loan Mortgage Corp.	4.500%	8/1/09–7/1/39	371,383	374,424
1,2	Federal Home Loan Mortgage Corp.	5.000%	4/1/11–3/1/39	661,977	677,340
1,2	Federal Home Loan Mortgage Corp.	5.500%	12/1/13–3/1/39	764,860	791,924
1,2	Federal Home Loan Mortgage Corp.	6.000%	4/1/13–2/1/39	491,161	514,346
1,2	Federal Home Loan Mortgage Corp.	6.500%	6/1/13–9/1/38	146,100	155,627
1,2	Federal Home Loan Mortgage Corp.	7.000%	6/1/15–12/1/37	16,602	17,967
1,2	Federal Home Loan Mortgage Corp.	7.500%	6/1/27–2/1/32	398	435
1,2	Federal Home Loan Mortgage Corp.	8.000%	1/1/27–11/1/31	495	545
1,2	Federal Home Loan Mortgage Corp.	8.500%	6/1/25	96	106
1,2	Federal National Mortgage Assn.	4.000%	9/1/10–7/1/39	189,418	186,785
1,2	Federal National Mortgage Assn.	4.500%	2/1/10–7/1/39	504,313	509,976
1,2	Federal National Mortgage Assn.	5.000%	9/1/09–7/1/39	887,254	909,489
1,2	Federal National Mortgage Assn.	5.500%	8/1/16–7/1/39	1,146,909	1,188,783
1,2	Federal National Mortgage Assn.	6.000%	2/1/14–12/1/38	769,500	807,182
1,2	Federal National Mortgage Assn.	6.500%	4/1/16–8/1/39	214,175	228,953
1,2	Federal National Mortgage Assn.	7.000%	11/1/18–12/1/38	101,911	110,631
1,2	Federal National Mortgage Assn.	7.500%	1/1/31–12/1/32	951	1,041

12

Total Bond Market II Index Fund

				Face	Market
			Maturity	Amount	Value•
		Coupon	Date	($000)	($000)
1,2	Federal National Mortgage Assn.	8.000%	12/1/29	94	103
2	Government National Mortgage Assn.	4.000%	8/15/18–7/1/39	28,822	27,922
2	Government National Mortgage Assn.	4.500%	6/15/18–7/1/39	100,369	100,336
2	Government National Mortgage Assn.	5.000%	12/15/17–3/15/39	226,480	231,241
2	Government National Mortgage Assn.	5.500%	4/15/17–4/20/39	329,039	340,174
2	Government National Mortgage Assn.	6.000%	4/15/17–1/20/39	268,578	280,117
2	Government National Mortgage Assn.	6.500%	7/15/24–11/15/38	112,191	119,274
2	Government National Mortgage Assn.	7.000%	7/15/23–9/15/36	3,637	3,941
2	Government National Mortgage Assn.	7.500%	12/15/23	95	103
2	Government National Mortgage Assn.	8.000%	6/15/25–1/15/27	187	204
2	Government National Mortgage Assn.	9.000%	11/15/17–12/15/17	270	291
					7,705,615
Nonconventional Mortgage-Backed Securities (2.0%)
1,2	Federal Home Loan Mortgage Corp.	4.118%	4/1/35	159	163
1,2	Federal Home Loan Mortgage Corp.	4.378%	12/1/34	4,367	4,435
1,2	Federal Home Loan Mortgage Corp.	4.386%	1/1/35	243	249
1,2	Federal Home Loan Mortgage Corp.	4.431%	9/1/34	2,156	2,186
1,2	Federal Home Loan Mortgage Corp.	4.595%	11/1/34	3,645	3,735
1,2	Federal Home Loan Mortgage Corp.	4.595%	4/1/35	3,252	3,358
1,2	Federal Home Loan Mortgage Corp.	4.643%	7/1/35	3,063	3,144
1,2	Federal Home Loan Mortgage Corp.	4.664%	12/1/35	3,772	3,882
1,2	Federal Home Loan Mortgage Corp.	4.685%	12/1/34	2,052	2,118
1,2	Federal Home Loan Mortgage Corp.	4.797%	7/1/35	6,949	7,138
1,2	Federal Home Loan Mortgage Corp.	4.833%	3/1/36	4,766	4,880
1,2	Federal Home Loan Mortgage Corp.	5.002%	5/1/35	3,879	4,004
1,2	Federal Home Loan Mortgage Corp.	5.043%	7/1/38	2,877	2,977
1,2	Federal Home Loan Mortgage Corp.	5.258%	3/1/37	3,000	3,098
1,2	Federal Home Loan Mortgage Corp.	5.270%	3/1/36	4,954	5,120
1,2	Federal Home Loan Mortgage Corp.	5.293%	3/1/38	3,890	4,020
1,2	Federal Home Loan Mortgage Corp.	5.314%	12/1/36	2,648	2,718
1,2	Federal Home Loan Mortgage Corp.	5.330%	12/1/35	3,468	3,605
1,2	Federal Home Loan Mortgage Corp.	5.425%	4/1/37	6,000	6,245
1,2	Federal Home Loan Mortgage Corp.	5.433%	1/1/37	2,412	2,482
1,2	Federal Home Loan Mortgage Corp.	5.451%	3/1/37	2,858	2,976
1,2	Federal Home Loan Mortgage Corp.	5.496%	2/1/36	3,346	3,477
1,2	Federal Home Loan Mortgage Corp.	5.503%	6/1/37	2,899	2,980
1,2	Federal Home Loan Mortgage Corp.	5.560%	7/1/36	2,755	2,864
1,2	Federal Home Loan Mortgage Corp.	5.573%	5/1/36	5,908	6,095
1,2	Federal Home Loan Mortgage Corp.	5.594%	4/1/37	4,436	4,596
1,2	Federal Home Loan Mortgage Corp.	5.671%	12/1/36	5,054	5,269
1,2	Federal Home Loan Mortgage Corp.	5.684%	3/1/37	283	295
1,2	Federal Home Loan Mortgage Corp.	5.714%	11/1/36	2,210	2,302
1,2	Federal Home Loan Mortgage Corp.	5.721%	9/1/36	8,775	9,168
1,2	Federal Home Loan Mortgage Corp.	5.763%	3/1/37	1,975	2,064
1,2	Federal Home Loan Mortgage Corp.	5.773%	5/1/36	4,451	4,638
1,2	Federal Home Loan Mortgage Corp.	5.809%	4/1/37	10,586	10,976
1,2	Federal Home Loan Mortgage Corp.	5.823%	10/1/37	6,467	6,769
1,2	Federal Home Loan Mortgage Corp.	5.827%	6/1/37	6,748	7,059
1,2	Federal Home Loan Mortgage Corp.	5.855%	3/1/37	690	721
1,2	Federal Home Loan Mortgage Corp.	5.864%	6/1/37	4,097	4,287
1,2	Federal Home Loan Mortgage Corp.	5.883%	12/1/36	3,022	3,166
1,2	Federal Home Loan Mortgage Corp.	5.891%	5/1/37	7,413	7,744
1,2	Federal Home Loan Mortgage Corp.	5.945%	1/1/37	1,670	1,751
1,2	Federal Home Loan Mortgage Corp.	5.974%	10/1/37	1,572	1,646
1,2	Federal Home Loan Mortgage Corp.	6.066%	3/1/37	262	274
1,2	Federal Home Loan Mortgage Corp.	6.066%	8/1/37	5,553	5,821

13

Total Bond Market II Index Fund

				Face	Market
			Maturity	Amount	Value•
		Coupon	Date	($000)	($000)
1,2	Federal Home Loan Mortgage Corp.	6.090%	3/1/37	172	180
1,2	Federal Home Loan Mortgage Corp.	6.096%	12/1/36	3,837	4,022
1,2	Federal Home Loan Mortgage Corp.	6.124%	8/1/37	1,949	2,042
1,2	Federal Home Loan Mortgage Corp.	6.234%	6/1/37	3,490	3,650
1,2	Federal Home Loan Mortgage Corp.	6.510%	2/1/37	4,355	4,591
1,2	Federal National Mortgage Assn.	3.997%	7/1/35	4,684	4,765
1,2	Federal National Mortgage Assn.	4.132%	5/1/34	2,537	2,587
1,2	Federal National Mortgage Assn.	4.415%	7/1/35	2,283	2,338
1,2	Federal National Mortgage Assn.	4.415%	8/1/35	7,392	7,564
1,2	Federal National Mortgage Assn.	4.569%	1/1/35	2,795	2,820
1,2	Federal National Mortgage Assn.	4.572%	11/1/34	7,145	7,351
1,2	Federal National Mortgage Assn.	4.575%	12/1/34	4,236	4,295
1,2	Federal National Mortgage Assn.	4.579%	10/1/36	3,146	3,229
1,2	Federal National Mortgage Assn.	4.621%	8/1/35	4,448	4,574
1,2	Federal National Mortgage Assn.	4.625%	9/1/34	1,901	1,947
1,2	Federal National Mortgage Assn.	4.645%	11/1/33	2,273	2,335
1,2	Federal National Mortgage Assn.	4.672%	10/1/34	3,458	3,504
1,2	Federal National Mortgage Assn.	4.713%	11/1/34	2,978	3,006
1,2	Federal National Mortgage Assn.	4.724%	8/1/35	2,405	2,461
1,2	Federal National Mortgage Assn.	4.757%	9/1/34	1,246	1,267
1,2	Federal National Mortgage Assn.	4.764%	6/1/34	2,672	2,748
1,2	Federal National Mortgage Assn.	4.771%	4/1/36	7,958	8,313
1,2	Federal National Mortgage Assn.	4.775%	5/1/35	2,345	2,417
1,2	Federal National Mortgage Assn.	4.796%	12/1/35	5,188	5,331
1,2	Federal National Mortgage Assn.	4.826%	9/1/35	3,457	3,587
1,2	Federal National Mortgage Assn.	4.840%	4/1/37	5,795	5,993
1,2	Federal National Mortgage Assn.	4.879%	7/1/35	4,233	4,339
1,2	Federal National Mortgage Assn.	4.951%	7/1/35	1,942	2,007
1,2	Federal National Mortgage Assn.	4.956%	7/1/38	1,568	1,620
1,2	Federal National Mortgage Assn.	4.958%	11/1/34	1,066	1,100
1,2	Federal National Mortgage Assn.	4.965%	10/1/35	6,514	6,853
1,2	Federal National Mortgage Assn.	4.978%	11/1/33	1,200	1,242
1,2	Federal National Mortgage Assn.	5.034%	8/1/37	8,994	9,294
1,2	Federal National Mortgage Assn.	5.037%	11/1/35	6,861	7,078
1,2	Federal National Mortgage Assn.	5.055%	12/1/33	1,609	1,667
1,2	Federal National Mortgage Assn.	5.067%	2/1/36	2,641	2,723
1,2	Federal National Mortgage Assn.	5.072%	12/1/35	3,832	3,960
1,2	Federal National Mortgage Assn.	5.107%	1/1/36	3,436	3,544
1,2	Federal National Mortgage Assn.	5.115%	12/1/35	7,607	7,982
1,2	Federal National Mortgage Assn.	5.163%	3/1/38	3,754	3,872
1,2	Federal National Mortgage Assn.	5.256%	3/1/37	4,471	4,645
1,2	Federal National Mortgage Assn.	5.257%	8/1/38	450	467
1,2	Federal National Mortgage Assn.	5.317%	7/1/38	500	519
1,2	Federal National Mortgage Assn.	5.340%	12/1/35	2,813	2,917
1,2	Federal National Mortgage Assn.	5.383%	2/1/36	3,273	3,383
1,2	Federal National Mortgage Assn.	5.450%	5/1/37	2,155	2,241
1,2	Federal National Mortgage Assn.	5.454%	2/1/36	5,158	5,334
1,2	Federal National Mortgage Assn.	5.476%	4/1/37	382	398
1,2	Federal National Mortgage Assn.	5.575%	1/1/37	4,201	4,372
1,2	Federal National Mortgage Assn.	5.608%	7/1/36	3,024	3,120
1,2	Federal National Mortgage Assn.	5.624%	5/1/36	1,268	1,322
1,2	Federal National Mortgage Assn.	5.629%	3/1/37	3,871	4,034
1,2	Federal National Mortgage Assn.	5.649%	6/1/37	2,057	2,134
1,2	Federal National Mortgage Assn.	5.659%	6/1/36	3,667	3,795
1,2	Federal National Mortgage Assn.	5.665%	2/1/37	4,151	4,298
1,2	Federal National Mortgage Assn.	5.673%	3/1/37	3,348	3,491

14

Total Bond Market II Index Fund

				Face	Market
			Maturity	Amount	Value•
		Coupon	Date	($000)	($000)
1,2	Federal National Mortgage Assn.	5.687%	2/1/37	385	400
1,2	Federal National Mortgage Assn.	5.721%	9/1/36	2,100	2,184
1,2	Federal National Mortgage Assn.	5.733%	3/1/37	11,096	11,572
1,2	Federal National Mortgage Assn.	5.758%	4/1/36	3,989	4,139
1,2	Federal National Mortgage Assn.	5.760%	12/1/37	6,849	7,137
1,2	Federal National Mortgage Assn.	5.764%	1/1/36	2,194	2,265
1,2	Federal National Mortgage Assn.	5.766%	4/1/37	8,557	8,869
1,2	Federal National Mortgage Assn.	5.799%	4/1/37	5,799	6,053
1,2	Federal National Mortgage Assn.	5.875%	9/1/36	3,763	3,917
1,2	Federal National Mortgage Assn.	5.933%	11/1/36	3,648	3,825
1,2	Federal National Mortgage Assn.	5.985%	10/1/37	5,031	5,259
1,2	Federal National Mortgage Assn.	6.030%	4/1/36	2,883	3,027
1,2	Federal National Mortgage Assn.	6.057%	8/1/37	4,249	4,430
1,2	Federal National Mortgage Assn.	6.130%	6/1/36	843	884
1,2	Federal National Mortgage Assn.	6.562%	9/1/37	6,080	6,385
2	Government National Mortgage Assn.	5.375%	6/20/29	87	89
					437,598
Total U.S. Government and Agency Obligations (Cost $15,460,413)					15,391,483
Corporate Bonds (23.8%)
Asset-Backed/Commercial Mortgage-Backed Securities (4.1%)
3	BA Covered Bond Issuer	5.500%	6/14/12	4,950	4,895
2	Banc of America Commercial Mortgage, Inc.	5.787%	5/11/35	3,949	4,003
2	Banc of America Commercial Mortgage, Inc.	6.503%	4/15/36	3,178	3,122
2	Banc of America Commercial Mortgage, Inc.	4.050%	11/10/38	2,025	1,935
2	Banc of America Commercial Mortgage, Inc.	4.153%	11/10/38	1,400	1,317
2,4	Banc of America Commercial Mortgage, Inc.	5.557%	6/10/39	6,817	6,322
2	Banc of America Commercial Mortgage, Inc.	4.877%	7/10/42	12,600	11,310
2	Banc of America Commercial Mortgage, Inc.	4.727%	7/10/43	1,325	890
2	Banc of America Commercial Mortgage, Inc.	5.118%	7/11/43	4,000	3,922
2	Banc of America Commercial Mortgage, Inc.	5.372%	9/10/45	6,800	5,540
2,4	Banc of America Commercial Mortgage, Inc.	5.421%	9/10/45	40	21
2	Banc of America Commercial Mortgage, Inc.	5.115%	10/10/45	4,925	4,161
2,4	Banc of America Commercial Mortgage, Inc.	5.120%	10/10/45	1,125	957
2,4	Banc of America Commercial Mortgage, Inc.	5.176%	10/10/45	120	77
2	Banc of America Commercial Mortgage, Inc.	5.634%	7/10/46	6,725	5,752
2	Banc of America Commercial Mortgage, Inc.	5.675%	7/10/46	1,840	1,071
2,4	Banc of America Commercial Mortgage, Inc.	5.351%	9/10/47	260	166
2	Banc of America Commercial Mortgage, Inc.	5.414%	9/10/47	3,550	2,963
2,4	Banc of America Commercial Mortgage, Inc.	6.354%	2/10/51	8,375	6,382
2,4	Bank of America Credit Card Trust	0.539%	4/16/12	5,175	5,155
2	Bank of America Credit Card Trust	4.720%	5/15/13	2,325	2,402
2	Bear Stearns Commercial Mortgage Securities, Inc.	5.610%	11/15/33	3,650	3,565
2	Bear Stearns Commercial Mortgage Securities, Inc.	5.629%	4/12/38	6,600	5,712
2,4	Bear Stearns Commercial Mortgage Securities, Inc.	5.630%	4/12/38	325	321
2,4	Bear Stearns Commercial Mortgage Securities, Inc.	5.630%	4/12/38	1,500	770
2	Bear Stearns Commercial Mortgage Securities, Inc.	4.830%	8/15/38	4,500	4,405
2,4	Bear Stearns Commercial Mortgage Securities, Inc.	5.942%	9/11/38	560	332
2	Bear Stearns Commercial Mortgage Securities, Inc.	5.622%	3/11/39	12,725	10,700
2	Bear Stearns Commercial Mortgage Securities, Inc.	4.680%	8/13/39	3,900	3,629
2	Bear Stearns Commercial Mortgage Securities, Inc.	4.740%	3/13/40	2,275	2,181
2	Bear Stearns Commercial Mortgage Securities, Inc.	5.856%	6/11/40	10,125	9,673
2	Bear Stearns Commercial Mortgage Securities, Inc.	5.405%	12/11/40	345	312
2	Bear Stearns Commercial Mortgage Securities, Inc.	5.582%	9/11/41	1,025	647
2	Bear Stearns Commercial Mortgage Securities, Inc.	4.521%	11/11/41	1,400	1,348
2	Bear Stearns Commercial Mortgage Securities, Inc.	5.742%	9/11/42	4,725	3,949

15

Total Bond Market II Index Fund

				Face	Market
			Maturity	Amount	Value•
		Coupon	Date	($000)	($000)
2	Bear Stearns Commercial Mortgage Securities, Inc.	5.793%	9/11/42	1,825	1,642
2	Bear Stearns Commercial Mortgage Securities, Inc.	5.127%	10/12/42	3,375	3,358
2	Bear Stearns Commercial Mortgage Securities, Inc.	5.298%	10/12/42	725	631
2,4	Bear Stearns Commercial Mortgage Securities, Inc.	5.513%	1/12/45	475	252
2	Bear Stearns Commercial Mortgage Securities, Inc.	5.613%	6/11/50	3,450	3,170
2	Bear Stearns Commercial Mortgage Securities, Inc.	5.694%	6/11/50	15,625	12,730
2	Bear Stearns Commercial Mortgage Securities, Inc.	5.700%	6/11/50	2,550	1,971
2,4	Bear Stearns Commercial Mortgage Securities, Inc.	5.915%	6/11/50	2,625	1,453
[2,3,4]	BMW Floorplan Master Owner Trust	0.319%	9/17/11	6,125	6,039
2	Capital Auto Receivables Asset Trust	4.680%	10/15/12	6,125	6,273
2	Capital One Multi-Asset Execution Trust	5.300%	2/18/14	2,150	2,246
2	Capital One Multi-Asset Execution Trust	5.050%	12/17/18	12,975	12,859
2	Capital One Multi-Asset Execution Trust	5.750%	7/15/20	1,125	1,170
2	CDC Commercial Mortgage Trust	5.676%	11/15/30	6,225	5,791
2	Chase Commercial Mortgage Securities Corp.	7.757%	4/15/32	347	350
2,4	Chase Issuance Trust	0.339%	11/15/11	6,750	6,744
2	Chase Issuance Trust	4.650%	12/17/12	9,275	9,534
2	Chase Issuance Trust	4.650%	3/15/15	11,375	11,762
2	Chase Issuance Trust	5.400%	7/15/15	3,325	3,521
2	CIT Group Home Equity Loan Trust	6.200%	2/25/30	305	215
2	Citibank Credit Card Issuance Trust	5.450%	5/10/13	1,225	1,288
2	Citibank Credit Card Issuance Trust	4.900%	6/23/16	7,575	7,867
2	Citibank Credit Card Issuance Trust	4.150%	7/7/17	1,225	1,184
2	Citibank Credit Card Issuance Trust	5.650%	9/20/19	1,200	1,223
2	Citigroup Commercial Mortgage Trust	4.623%	10/15/41	1,125	991
2	Citigroup Commercial Mortgage Trust	4.830%	5/15/43	375	257
2,4	Citigroup Commercial Mortgage Trust	5.917%	3/15/49	5,050	4,107
2,4	Citigroup Commercial Mortgage Trust	5.888%	12/10/49	3,225	2,497
2	Citigroup/Deutsche Bank Commercial
	Mortgage Trust	5.399%	7/15/44	10,175	9,024
2,4	Citigroup/Deutsche Bank Commercial
	Mortgage Trust	5.399%	7/15/44	2,475	1,579
2	Citigroup/Deutsche Bank Commercial
	Mortgage Trust	5.886%	11/15/44	6,400	5,016
2	Citigroup/Deutsche Bank Commercial
	Mortgage Trust	5.648%	10/15/48	3,150	1,983
2	Citigroup/Deutsche Bank Commercial
	Mortgage Trust	5.205%	12/11/49	7,925	7,349
2	Citigroup/Deutsche Bank Commercial
	Mortgage Trust	5.322%	12/11/49	5,650	4,130
2,3	Commercial Mortgage Lease-Backed Certificates	6.746%	6/20/31	3,254	3,350
2	Commercial Mortgage Pass-Through Certificates	4.084%	6/10/38	1,900	1,641
2	Commercial Mortgage Pass-Through Certificates	5.116%	6/10/44	8,075	6,770
2	Commercial Mortgage Pass-Through Certificates	5.960%	6/10/46	6,400	5,135
2	Commercial Mortgage Pass-Through Certificates	5.248%	12/10/46	1,075	1,011
2,4	Commercial Mortgage Pass-Through Certificates	6.010%	12/10/49	5,925	4,754
2	Countrywide Home Loans	4.099%	5/25/33	1,242	1,019
2	Credit Suisse First Boston Mortgage
	Securities Corp.	6.380%	12/18/35	938	929
2,4	Credit Suisse First Boston Mortgage
	Securities Corp.	4.750%	1/15/37	5,000	4,469
2	Credit Suisse First Boston Mortgage
	Securities Corp.	4.877%	4/15/37	65	45
2,4	Credit Suisse First Boston Mortgage
	Securities Corp.	5.014%	2/15/38	3,800	3,276

16

Total Bond Market II Index Fund

				Face	Market
			Maturity	Amount	Value•
		Coupon	Date	($000)	($000)
2	Credit Suisse First Boston Mortgage
	Securities Corp.	3.936%	5/15/38	3,975	3,604
2,4	Credit Suisse First Boston Mortgage
	Securities Corp.	5.100%	8/15/38	670	416
2	Credit Suisse First Boston Mortgage
	Securities Corp.	5.100%	8/15/38	11,325	9,667
2	Credit Suisse First Boston Mortgage
	Securities Corp.	7.290%	9/15/41	625	623
2	Credit Suisse Mortgage Capital Certificates	6.020%	6/15/38	8,550	7,095
2	Credit Suisse Mortgage Capital Certificates	6.020%	6/15/38	350	215
2	Credit Suisse Mortgage Capital Certificates	5.609%	2/15/39	15,575	12,800
2,4	Credit Suisse Mortgage Capital Certificates	5.732%	2/15/39	1,965	1,232
2,4	Credit Suisse Mortgage Capital Certificates	5.912%	6/15/39	11,150	7,482
2	Credit Suisse Mortgage Capital Certificates	5.509%	9/15/39	550	326
2	Credit Suisse Mortgage Capital Certificates	5.311%	12/15/39	8,175	5,687
2	Credit Suisse Mortgage Capital Certificates	5.383%	2/15/40	2,250	1,520
2,4	CWCapital Cobalt	6.015%	5/15/46	8,100	5,553
2,4	CWCapital Cobalt	5.484%	4/15/47	525	361
2	DaimlerChrysler Auto Trust	4.200%	7/8/10	286	286
2	DaimlerChrysler Auto Trust	5.330%	8/8/10	385	385
2	DaimlerChrysler Auto Trust	3.700%	6/8/12	3,525	3,529
2	Discover Card Master Trust	5.100%	10/15/13	225	232
2	Discover Card Master Trust	5.650%	12/15/15	7,975	8,257
2	Discover Card Master Trust	5.650%	3/16/20	2,500	2,424
2	Fifth Third Auto Trust	4.070%	1/17/12	5,275	5,310
2,4	First Union Commercial Mortgage Trust	6.754%	10/15/35	4,055	4,078
2	First Union National Bank Commercial
	Mortgage Trust	6.223%	12/12/33	4,350	4,223
2	Ford Credit Auto Owner Trust	4.370%	10/15/12	5,525	5,728
2	GE Capital Commercial Mortgage Corp.	6.531%	5/15/33	3,700	3,725
2	GE Capital Commercial Mortgage Corp.	6.290%	8/11/33	625	611
2	GE Capital Commercial Mortgage Corp.	5.994%	12/10/35	253	246
2	GE Capital Commercial Mortgage Corp.	6.269%	12/10/35	3,050	3,024
2	GE Capital Commercial Mortgage Corp.	5.145%	7/10/37	325	291
2	GE Capital Commercial Mortgage Corp.	4.996%	12/10/37	4,325	4,145
2,4	GE Capital Commercial Mortgage Corp.	5.515%	3/10/44	10,975	8,936
2,4	GE Capital Commercial Mortgage Corp.	5.513%	11/10/45	2,205	1,395
2	GE Capital Credit Card Master Note Trust	5.080%	9/15/12	13,175	13,266
2	GMAC Commercial Mortgage Securities, Inc.	7.455%	8/16/33	3,197	3,232
2	GMAC Commercial Mortgage Securities, Inc.	6.465%	4/15/34	2,909	2,933
2	GMAC Commercial Mortgage Securities, Inc.	6.700%	4/15/34	3,668	3,756
2	GMAC Commercial Mortgage Securities, Inc.	4.908%	3/10/38	525	443
2	GMAC Commercial Mortgage Securities, Inc.	4.646%	4/10/40	1,400	1,335
2	GMAC Commercial Mortgage Securities, Inc.	4.864%	12/10/41	1,825	1,540
2	GMAC Commercial Mortgage Securities, Inc.	4.754%	5/10/43	575	453
2	Greenwich Capital Commercial Funding Corp.	4.948%	1/11/35	2,375	2,040
2	Greenwich Capital Commercial Funding Corp.	4.533%	1/5/36	950	904
2	Greenwich Capital Commercial Funding Corp.	4.915%	1/5/36	3,375	3,197
2	Greenwich Capital Commercial Funding Corp.	5.317%	6/10/36	4,875	4,575
2	Greenwich Capital Commercial Funding Corp.	5.117%	4/10/37	2,025	1,986
2	Greenwich Capital Commercial Funding Corp.	5.224%	4/10/37	9,175	7,925
2,4	Greenwich Capital Commercial Funding Corp.	5.277%	4/10/37	1,390	898
2,4	Greenwich Capital Commercial Funding Corp.	6.115%	7/10/38	975	525
2	Greenwich Capital Commercial Funding Corp.	5.475%	3/10/39	225	119
2	Greenwich Capital Commercial Funding Corp.	4.799%	8/10/42	5,800	5,181
2	GS Mortgage Securities Corp. II	5.506%	4/10/38	4,975	4,874

17

Total Bond Market II Index Fund

				Face	Market
			Maturity	Amount	Value•
		Coupon	Date	($000)	($000)
2,4	GS Mortgage Securities Corp. II	5.553%	4/10/38	3,025	2,578
2,4	GS Mortgage Securities Corp. II	5.622%	4/10/38	320	186
2	GS Mortgage Securities Corp. II	5.396%	8/10/38	8,875	8,310
2	GS Mortgage Securities Corp. II	4.608%	1/10/40	4,325	4,139
2	Harley-Davidson Motorcycle Trust	5.210%	6/17/13	3,625	3,681
2	Honda Auto Receivables Owner Trust	5.120%	10/15/10	2,326	2,334
2	Honda Auto Receivables Owner Trust	4.880%	9/18/14	2,675	2,789
2	JPMorgan Chase Commercial Mortgage Securities	6.260%	3/15/33	4,304	4,340
2	JPMorgan Chase Commercial Mortgage Securities	5.050%	12/12/34	2,875	2,700
2	JPMorgan Chase Commercial Mortgage Securities	4.985%	1/12/37	3,275	3,175
2	JPMorgan Chase Commercial Mortgage Securities	5.255%	7/12/37	425	413
2	JPMorgan Chase Commercial Mortgage Securities	5.376%	7/12/37	2,750	2,586
2	JPMorgan Chase Commercial Mortgage Securities	4.824%	9/12/37	750	675
2,4	JPMorgan Chase Commercial Mortgage Securities	4.948%	9/12/37	275	167
2	JPMorgan Chase Commercial Mortgage Securities	4.404%	1/12/39	4,275	3,525
2,4	JPMorgan Chase Commercial Mortgage Securities	5.551%	6/12/41	6,400	5,779
2	JPMorgan Chase Commercial Mortgage Securities	4.780%	7/15/42	1,075	678
2,4	JPMorgan Chase Commercial Mortgage Securities	5.498%	1/12/43	40	25
2	JPMorgan Chase Commercial Mortgage Securities	5.160%	4/15/43	5,516	5,543
2,4	JPMorgan Chase Commercial Mortgage Securities	5.475%	4/15/43	950	746
2,4	JPMorgan Chase Commercial Mortgage Securities	5.629%	12/12/44	1,100	610
2,4	JPMorgan Chase Commercial Mortgage Securities	5.386%	12/15/44	1,095	662
2	JPMorgan Chase Commercial Mortgage Securities	6.065%	4/15/45	9,075	7,063
2,4	JPMorgan Chase Commercial Mortgage Securities	6.065%	4/15/45	485	289
2	JPMorgan Chase Commercial Mortgage Securities	5.440%	5/15/45	205	121
2	JPMorgan Chase Commercial Mortgage Securities	5.447%	5/15/45	2,025	1,625
2	JPMorgan Chase Commercial Mortgage Securities	5.991%	6/15/49	3,350	3,104
2	JPMorgan Chase Commercial Mortgage Securities	6.006%	6/15/49	825	650
2	JPMorgan Chase Commercial Mortgage Securities	5.794%	2/12/51	9,300	6,889
2	JPMorgan Chase Commercial Mortgage Securities	5.855%	2/12/51	3,075	2,740
2	JPMorgan Chase Commercial Mortgage Securities	5.716%	2/15/51	3,150	1,807
2,4	JPMorgan Chase Commercial Mortgage Securities	5.882%	2/15/51	7,600	5,640
2,4	LB Commerical Conduit Mortgage Trust	6.150%	7/15/44	3,495	1,396
2	LB-UBS Commercial Mortgage Trust	5.386%	6/15/26	485	472
2	LB-UBS Commercial Mortgage Trust	7.370%	8/15/26	5,027	4,891
2	LB-UBS Commercial Mortgage Trust	4.786%	10/15/29	6,195	5,375
2	LB-UBS Commercial Mortgage Trust	4.742%	2/15/30	2,850	2,523
2	LB-UBS Commercial Mortgage Trust	4.553%	7/15/30	398	394
2	LB-UBS Commercial Mortgage Trust	5.197%	11/15/30	5,675	4,848
2	LB-UBS Commercial Mortgage Trust	6.133%	12/15/30	1,800	1,831
2	LB-UBS Commercial Mortgage Trust	5.217%	2/15/31	375	228
2	LB-UBS Commercial Mortgage Trust	4.853%	9/15/31	5,950	5,803
2	LB-UBS Commercial Mortgage Trust	4.166%	5/15/32	1,900	1,731
2	LB-UBS Commercial Mortgage Trust	4.931%	9/15/35	5,900	4,862
2,4	LB-UBS Commercial Mortgage Trust	5.661%	3/15/39	8,600	7,138
2	LB-UBS Commercial Mortgage Trust	5.413%	9/15/39	210	135
2	LB-UBS Commercial Mortgage Trust	5.424%	2/15/40	1,200	879
2	LB-UBS Commercial Mortgage Trust	5.430%	2/15/40	6,000	4,376
2	LB-UBS Commercial Mortgage Trust	5.455%	2/15/40	1,700	837
2,4	LB-UBS Commercial Mortgage Trust	5.493%	2/15/40	1,305	544
2,4	LB-UBS Commercial Mortgage Trust	6.317%	4/15/41	8,650	7,108
2	LB-UBS Commercial Mortgage Trust	5.866%	9/15/45	8,425	5,917
2	LB-UBS Commerical Mortgage Trust	4.960%	12/15/31	2,375	2,143
2,4	MBNA Credit Card Master Note Trust	1.281%	12/15/11	950	950
2,4	MBNA Credit Card Master Note Trust	0.399%	3/15/12	10,875	10,853
2	MBNA Master Credit Card Trust	7.000%	2/15/12	17,125	17,320

18

Total Bond Market II Index Fund

				Face	Market
			Maturity	Amount	Value•
		Coupon	Date	($000)	($000)
2	MBNA Master Credit Card Trust	7.800%	10/15/12	200	209
2	Merrill Lynch Mortgage Trust	5.236%	11/12/35	4,150	3,675
2	Merrill Lynch Mortgage Trust	5.839%	5/12/39	4,100	3,247
2,4	Merrill Lynch Mortgage Trust	5.840%	5/12/39	625	364
2	Merrill Lynch Mortgage Trust	5.782%	8/12/43	1,765	1,076
2,4	Merrill Lynch Mortgage Trust	5.291%	1/12/44	6,675	5,578
2,4	Merrill Lynch Mortgage Trust	6.022%	6/12/50	14,600	10,958
2,4	Merrill Lynch Mortgage Trust	6.022%	6/12/50	1,175	596
2	Merrill Lynch Mortgage Trust	5.425%	2/12/51	1,275	1,146
2	Merrill Lynch Mortgage Trust	5.690%	2/12/51	3,250	2,115
2	Merrill Lynch/Countrywide Commercial
	Mortgage Trust	6.104%	6/12/46	14,450	11,730
2	Merrill Lynch/Countrywide Commercial
	Mortgage Trust	5.456%	7/12/46	225	126
2	Merrill Lynch/Countrywide Commercial
	Mortgage Trust	5.378%	8/12/48	6,975	5,168
2	Merrill Lynch/Countrywide Commercial
	Mortgage Trust	5.590%	9/12/49	3,600	3,378
2	Merrill Lynch/Countrywide Commercial
	Mortgage Trust	5.700%	9/12/49	7,450	5,646
2	Morgan Stanley Capital I	4.970%	4/14/40	1,625	1,475
2,4	Morgan Stanley Capital I	5.110%	6/15/40	4,775	4,018
2	Morgan Stanley Capital I	5.030%	6/13/41	425	351
2	Morgan Stanley Capital I	5.270%	6/13/41	2,185	1,974
2,4	Morgan Stanley Capital I	5.984%	8/12/41	310	155
2	Morgan Stanley Capital I	5.328%	11/12/41	950	782
2	Morgan Stanley Capital I	4.970%	12/15/41	3,050	2,882
2	Morgan Stanley Capital I	5.168%	1/14/42	1,500	1,404
2,4	Morgan Stanley Capital I	5.803%	6/11/42	4,375	3,735
2	Morgan Stanley Capital I	4.989%	8/13/42	7,250	6,342
2	Morgan Stanley Capital I	5.230%	9/15/42	9,250	8,244
2	Morgan Stanley Capital I	5.770%	10/15/42	2,700	2,295
2,4	Morgan Stanley Capital I	5.946%	10/15/42	75	41
2,4	Morgan Stanley Capital I	5.378%	11/14/42	40	25
2,4	Morgan Stanley Capital I	5.378%	11/14/42	5,750	4,999
2	Morgan Stanley Capital I	6.457%	1/11/43	6,025	5,275
2	Morgan Stanley Capital I	5.332%	12/15/43	1,500	1,143
2,4	Morgan Stanley Capital I	5.558%	3/12/44	10,375	8,538
2,4	Morgan Stanley Capital I	5.773%	7/12/44	1,325	671
2,4	Morgan Stanley Capital I	5.877%	4/15/49	1,600	760
2,4	Morgan Stanley Capital I	6.076%	6/11/49	1,525	790
2,4	Morgan Stanley Capital I	5.544%	11/12/49	1,890	1,038
2	Morgan Stanley Capital I	5.809%	12/12/49	3,425	2,970
2	Morgan Stanley Capital I	5.090%	10/12/52	2,650	2,605
2,4	Morgan Stanley Capital I	5.204%	10/12/52	1,150	587
2	Morgan Stanley Dean Witter Capital I	6.660%	2/15/33	1,313	1,291
2	Morgan Stanley Dean Witter Capital I	6.390%	7/15/33	1,386	1,398
2	Morgan Stanley Dean Witter Capital I	4.920%	3/12/35	4,325	4,177
2	Morgan Stanley Dean Witter Capital I	6.390%	10/15/35	1,375	1,381
2	Morgan Stanley Dean Witter Capital I	4.740%	11/13/36	6,125	5,912
2	Morgan Stanley Dean Witter Capital I	5.980%	1/15/39	3,625	3,698
2	Nissan Auto Receivables Owner Trust	4.460%	4/16/12	225	231
2	Nissan Auto Receivables Owner Trust	5.050%	11/17/14	2,275	2,379
2	Oncor Electric Delivery Transition Bond Co.	4.030%	2/15/12	172	173
2	PG&E Energy Recovery Funding LLC	4.140%	9/25/12	1,895	1,923
2	PG&E Energy Recovery Funding LLC	5.030%	3/25/14	3,138	3,278

19

Total Bond Market II Index Fund

				Face	Market
			Maturity	Amount	Value•
		Coupon	Date	($000)	($000)
2	PNC Mortgage Acceptance Corp.	7.300%	10/12/33	196	199
2	PSE&G Transition Funding LLC	6.890%	12/15/17	6,975	7,909
2	Public Service New Hampshire Funding LLC	6.480%	5/1/15	359	384
2	Residential Asset Securities Corp.	6.489%	10/25/30	90	65
2,4	Salomon Brothers Mortgage Securities VII	5.552%	9/25/33	3,173	2,699
2	USAA Auto Owner Trust	5.360%	2/15/11	392	393
2	USAA Auto Owner Trust	4.710%	2/18/14	4,550	4,727
2	Wachovia Bank Commercial Mortgage Trust	4.440%	11/15/34	397	381
2	Wachovia Bank Commercial Mortgage Trust	4.980%	11/15/34	200	181
2	Wachovia Bank Commercial Mortgage Trust	4.867%	2/15/35	200	168
2,4	Wachovia Bank Commercial Mortgage Trust	5.125%	8/15/35	1,100	997
2	Wachovia Bank Commercial Mortgage Trust	4.719%	1/15/41	1,125	1,076
2	Wachovia Bank Commercial Mortgage Trust	4.748%	2/15/41	8,075	7,072
2	Wachovia Bank Commercial Mortgage Trust	5.001%	7/15/41	2,743	2,632
2,4	Wachovia Bank Commercial Mortgage Trust	5.426%	7/15/41	7,600	6,494
2	Wachovia Bank Commercial Mortgage Trust	4.803%	10/15/41	10,025	9,110
2,4	Wachovia Bank Commercial Mortgage Trust	5.083%	3/15/42	5,425	4,663
2	Wachovia Bank Commercial Mortgage Trust	5.118%	7/15/42	2,825	2,424
2,4	Wachovia Bank Commercial Mortgage Trust	5.926%	5/15/43	4,750	3,875
2,4	Wachovia Bank Commercial Mortgage Trust	5.926%	5/15/43	2,075	1,210
2	Wachovia Bank Commercial Mortgage Trust	4.699%	5/15/44	4,900	4,213
2,4	Wachovia Bank Commercial Mortgage Trust	5.384%	10/15/44	6,475	5,903
2,4	Wachovia Bank Commercial Mortgage Trust	5.440%	12/15/44	10,950	9,468
2,4	Wachovia Bank Commercial Mortgage Trust	5.490%	12/15/44	60	38
2,4	Wachovia Bank Commercial Mortgage Trust	6.158%	6/15/45	475	250
2,4	Wachovia Bank Commercial Mortgage Trust	5.765%	7/15/45	2,700	2,231
2,4	Wachovia Bank Commercial Mortgage Trust	5.818%	5/15/46	1,540	762
2	Wachovia Bank Commercial Mortgage Trust	5.313%	11/15/48	5,275	4,353
2	Wachovia Bank Commercial Mortgage Trust	5.339%	11/15/48	3,850	2,109
2	World Omni Auto Receivables Trust	3.940%	10/15/12	5,650	5,727
					878,888
Finance (7.7%)
	Banking (5.2%)
2	Abbey National Capital Trust I	8.963%	12/29/49	500	390
	Abbey National PLC	7.950%	10/26/29	2,575	2,364
	ABN AMRO Bank NV	4.650%	6/4/18	100	75
5	American Express Bank, FSB	3.150%	12/9/11	5,625	5,818
	American Express Bank, FSB	5.550%	10/17/12	1,300	1,309
	American Express Bank, FSB	5.500%	4/16/13	3,275	3,210
	American Express Bank, FSB	6.000%	9/13/17	1,500	1,384
	American Express Centurion Bank	5.200%	11/26/10	425	432
	American Express Centurion Bank	5.550%	10/17/12	1,025	1,008
	American Express Centurion Bank	5.950%	6/12/17	650	604
	American Express Centurion Bank	6.000%	9/13/17	1,450	1,345
	American Express Co.	4.875%	7/15/13	1,575	1,532
	American Express Co.	7.250%	5/20/14	1,250	1,297
	American Express Co.	5.500%	9/12/16	1,025	946
	American Express Co.	6.150%	8/28/17	2,025	1,893
	American Express Co.	7.000%	3/19/18	4,525	4,403
	American Express Co.	8.125%	5/20/19	1,625	1,692
	American Express Co.	8.150%	3/19/38	525	567
2	American Express Co.	6.800%	9/1/66	2,125	1,521
	American Express Credit Corp.	5.000%	12/2/10	1,925	1,965
	American Express Credit Corp.	5.875%	5/2/13	3,175	3,178
	American Express Credit Corp.	7.300%	8/20/13	4,450	4,632
3	American Express Travel	5.250%	11/21/11	2,400	2,384

20

Total Bond Market II Index Fund

				Face	Market
			Maturity	Amount	Value•
		Coupon	Date	($000)	($000)
	AmSouth Bank NA	5.200%	4/1/15	1,825	1,414
	Associates Corp. of North America	6.950%	11/1/18	100	91
	Banc One Corp.	7.625%	10/15/26	425	446
3	Banco Bilbao Vizcaya ARG	5.750%	7/20/17	1,150	1,061
	Bank of America Corp.	4.500%	8/1/10	1,075	1,096
	Bank of America Corp.	4.250%	10/1/10	1,000	1,007
	Bank of America Corp.	4.375%	12/1/10	1,425	1,443
	Bank of America Corp.	5.375%	8/15/11	1,100	1,132
	Bank of America Corp.	6.250%	4/15/12	1,050	1,079
5	Bank of America Corp.	2.100%	4/30/12	17,050	17,110
5	Bank of America Corp.	3.125%	6/15/12	8,950	9,241
5	Bank of America Corp.	2.375%	6/22/12	1,725	1,742
	Bank of America Corp.	5.375%	9/11/12	1,125	1,128
	Bank of America Corp.	4.875%	9/15/12	5,100	5,085
	Bank of America Corp.	4.875%	1/15/13	925	909
	Bank of America Corp.	4.900%	5/1/13	6,925	6,766
	Bank of America Corp.	7.375%	5/15/14	8,300	8,582
	Bank of America Corp.	5.375%	6/15/14	1,075	1,036
	Bank of America Corp.	5.125%	11/15/14	6,350	5,986
	Bank of America Corp.	4.750%	8/1/15	275	251
	Bank of America Corp.	5.250%	12/1/15	1,225	1,097
	Bank of America Corp.	5.750%	8/15/16	3,250	2,895
	Bank of America Corp.	5.625%	10/14/16	2,325	2,110
	Bank of America Corp.	5.420%	3/15/17	5,375	4,449
	Bank of America Corp.	6.000%	9/1/17	400	365
	Bank of America Corp.	5.750%	12/1/17	1,575	1,404
	Bank of America Corp.	5.650%	5/1/18	4,850	4,291
	Bank of America Corp.	7.625%	6/1/19	4,025	4,036
	Bank of America Corp.	6.800%	3/15/28	600	505
	Bank of America Corp.	6.000%	10/15/36	4,225	3,397
	Bank of America Corp.	6.500%	9/15/37	875	744
5	Bank of America, NA	1.700%	12/23/10	4,225	4,277
	Bank of America, NA	5.300%	3/15/17	6,650	5,682
	Bank of America, NA	6.100%	6/15/17	1,975	1,748
	Bank of New York Mellon	4.950%	1/14/11	1,125	1,164
	Bank of New York Mellon	6.375%	4/1/12	100	107
	Bank of New York Mellon	4.950%	11/1/12	6,200	6,576
	Bank of New York Mellon	4.500%	4/1/13	525	542
	Bank of New York Mellon	5.125%	8/27/13	1,000	1,051
	Bank of New York Mellon	4.300%	5/15/14	2,000	2,044
	Bank of New York Mellon	4.950%	3/15/15	2,325	2,316
	Bank of New York Mellon	5.450%	5/15/19	1,675	1,717
3	Bank of Scotland PLC	5.250%	2/21/17	4,300	3,526
5	Bank of the West	2.150%	3/27/12	3,500	3,523
	Bank One Corp.	7.875%	8/1/10	5,900	6,225
	Bank One Corp.	5.900%	11/15/11	425	444
	Bank One Corp.	5.250%	1/30/13	1,450	1,469
	Bank One Corp.	4.900%	4/30/15	975	964
	Barclays Bank PLC	5.450%	9/12/12	1,450	1,520
	Barclays Bank PLC	6.750%	5/22/19	7,175	7,162
	BB&T Capital Trust II	6.750%	6/7/36	2,675	2,031
2	BB&T Capital Trust IV	6.820%	6/12/57	1,050	769
	BB&T Corp.	6.500%	8/1/11	675	699
	BB&T Corp.	4.750%	10/1/12	1,675	1,684
	BB&T Corp.	5.700%	4/30/14	1,750	1,789
	BB&T Corp.	5.200%	12/23/15	1,575	1,539

21

Total Bond Market II Index Fund

				Face	Market
			Maturity	Amount	Value•
		Coupon	Date	($000)	($000)
	BB&T Corp.	5.625%	9/15/16	1,875	1,684
	BB&T Corp.	4.900%	6/30/17	100	88
	BB&T Corp.	6.850%	4/30/19	1,750	1,838
	BB&T Corp.	5.250%	11/1/19	1,350	1,211
	Bear Stearns Co., Inc.	4.500%	10/28/10	850	874
	Bear Stearns Co., Inc.	5.350%	2/1/12	6,600	6,895
	Bear Stearns Co., Inc.	6.950%	8/10/12	2,475	2,699
	Bear Stearns Co., Inc.	5.700%	11/15/14	4,825	4,965
	Bear Stearns Co., Inc.	5.300%	10/30/15	1,900	1,903
	Bear Stearns Co., Inc.	5.550%	1/22/17	1,850	1,723
	Bear Stearns Co., Inc.	6.400%	10/2/17	2,025	2,046
	Bear Stearns Co., Inc.	7.250%	2/1/18	3,975	4,215
	Bear Stearns Co., Inc.	4.650%	7/2/18	425	368
	Capital One Bank	8.800%	7/15/19	2,200	2,237
	Capital One Bank USA N.A.	5.750%	9/15/10	1,200	1,239
	Capital One Bank USA N.A.	6.500%	6/13/13	1,150	1,145
	Capital One Capital III	7.686%	8/15/36	2,025	1,438
	Capital One Capital IV	6.745%	2/17/37	850	552
	Capital One Financial Corp.	5.700%	9/15/11	1,075	1,083
	Capital One Financial Corp.	4.800%	2/21/12	525	515
	Capital One Financial Corp.	7.375%	5/23/14	225	232
	Capital One Financial Corp.	5.500%	6/1/15	2,800	2,586
	Capital One Financial Corp.	6.150%	9/1/16	1,875	1,645
	Capital One Financial Corp.	5.250%	2/21/17	1,075	932
	Capital One Financial Corp.	6.750%	9/15/17	1,575	1,478
	Charter One Bank N.A.	5.500%	4/26/11	3,425	3,480
5	Citibank, NA	1.625%	3/30/11	2,125	2,143
5	Citibank, NA	1.500%	7/12/11	2,500	2,502
2,3	Citicorp Lease Pass-Through Trust	8.040%	12/15/19	4,025	3,659
5	Citigroup Funding, Inc.	2.000%	3/30/12	2,125	2,134
5	Citigroup Funding, Inc.	2.125%	7/12/12	1,150	1,152
	Citigroup, Inc.	4.625%	8/3/10	200	201
	Citigroup, Inc.	6.500%	1/18/11	4,200	4,265
	Citigroup, Inc.	5.125%	2/14/11	1,000	994
5	Citigroup, Inc.	1.375%	5/5/11	9,875	9,890
	Citigroup, Inc.	5.100%	9/29/11	5,325	5,279
5	Citigroup, Inc.	2.875%	12/9/11	6,300	6,480
	Citigroup, Inc.	6.000%	2/21/12	2,225	2,202
	Citigroup, Inc.	5.250%	2/27/12	3,875	3,794
5	Citigroup, Inc.	2.125%	4/30/12	14,975	15,025
5	Citigroup, Inc.	1.875%	5/7/12	6,375	6,351
	Citigroup, Inc.	5.500%	8/27/12	1,050	1,011
	Citigroup, Inc.	5.625%	8/27/12	2,900	2,703
	Citigroup, Inc.	5.300%	10/17/12	12,725	12,267
	Citigroup, Inc.	5.500%	4/11/13	8,325	7,853
	Citigroup, Inc.	6.500%	8/19/13	5,950	5,778
	Citigroup, Inc.	5.125%	5/5/14	825	752
	Citigroup, Inc.	5.000%	9/15/14	7,525	6,309
	Citigroup, Inc.	4.700%	5/29/15	1,000	849
	Citigroup, Inc.	5.300%	1/7/16	5,550	4,872
	Citigroup, Inc.	5.500%	2/15/17	850	684
	Citigroup, Inc.	6.000%	8/15/17	4,325	3,782
	Citigroup, Inc.	6.125%	11/21/17	9,625	8,535
	Citigroup, Inc.	6.125%	5/15/18	800	698
	Citigroup, Inc.	8.500%	5/22/19	5,700	5,792
	Citigroup, Inc.	6.625%	6/15/32	1,925	1,537

22

Total Bond Market II Index Fund

				Face	Market
			Maturity	Amount	Value•
		Coupon	Date	($000)	($000)
	Citigroup, Inc.	5.875%	2/22/33	4,925	3,695
	Citigroup, Inc.	6.000%	10/31/33	850	623
	Citigroup, Inc.	5.850%	12/11/34	650	514
	Citigroup, Inc.	6.125%	8/25/36	2,100	1,579
	Citigroup, Inc.	5.875%	5/29/37	2,050	1,615
	Citigroup, Inc.	6.875%	3/5/38	4,700	4,208
	Comerica Bank	5.750%	11/21/16	1,175	930
	Comerica Bank	5.200%	8/22/17	1,400	1,029
2	Comerica Capital Trust II	6.576%	2/20/37	950	565
	Comerica Inc.	4.800%	5/1/15	1,275	1,023
	Compass Bank	6.400%	10/1/17	900	814
	Compass Bank	5.900%	4/1/26	650	416
3	Corestates Capital I	8.000%	12/15/26	1,600	1,208
	Countrywide Financial Corp.	5.800%	6/7/12	1,800	1,802
	Countrywide Financial Corp.	6.250%	5/15/16	450	401
	Countrywide Home Loan	5.625%	7/15/09	100	100
	Countrywide Home Loan	4.125%	9/15/09	2,325	2,328
	Countrywide Home Loan	4.000%	3/22/11	375	368
	Credit Suisse First Boston USA, Inc.	4.875%	8/15/10	5,725	5,926
	Credit Suisse First Boston USA, Inc.	5.250%	3/2/11	2,500	2,624
	Credit Suisse First Boston USA, Inc.	5.500%	8/16/11	1,475	1,563
	Credit Suisse First Boston USA, Inc.	6.125%	11/15/11	3,825	4,107
	Credit Suisse First Boston USA, Inc.	6.500%	1/15/12	975	1,055
	Credit Suisse First Boston USA, Inc.	5.500%	8/15/13	4,500	4,671
	Credit Suisse First Boston USA, Inc.	5.125%	1/15/14	625	643
	Credit Suisse First Boston USA, Inc.	4.875%	1/15/15	5,800	5,870
	Credit Suisse First Boston USA, Inc.	5.125%	8/15/15	3,300	3,371
	Credit Suisse First Boston USA, Inc.	7.125%	7/15/32	1,425	1,519
2	Credit Suisse First Boston USA, Inc.	5.860%	5/15/49	2,450	1,571
	Credit Suisse New York	5.000%	5/15/13	3,975	3,965
	Credit Suisse New York	5.500%	5/1/14	7,200	7,497
	Credit Suisse New York	6.000%	2/15/18	1,150	1,163
	Deutsche Bank AG London	5.375%	10/12/12	5,850	6,214
	Deutsche Bank AG London	4.875%	5/20/13	5,275	5,425
	Deutsche Bank AG London	6.000%	9/1/17	9,375	9,571
	Deutsche Bank Financial LLC	5.375%	3/2/15	1,800	1,753
	FIA Card Services NA	6.625%	6/15/12	1,100	1,119
	Fifth Third Bancorp.	6.250%	5/1/13	100	99
	Fifth Third Bancorp.	4.750%	2/1/15	2,800	2,328
	Fifth Third Bancorp.	4.500%	6/1/18	725	496
	Fifth Third Bancorp.	8.250%	3/1/38	1,825	1,401
2	Fifth Third Capital Trust IV	6.500%	4/15/67	950	589
	First Tennessee Bank	5.050%	1/15/15	500	385
	First Union Institutional Capital I	8.040%	12/1/26	525	433
	Golden West Financial Corp.	4.750%	10/1/12	975	973
2	Goldman Sachs Capital II	5.793%	12/29/49	2,550	1,591
	Goldman Sachs Group, Inc.	4.500%	6/15/10	2,350	2,412
	Goldman Sachs Group, Inc.	6.875%	1/15/11	3,175	3,373
5	Goldman Sachs Group, Inc.	1.700%	3/15/11	1,950	1,967
5	Goldman Sachs Group, Inc.	1.625%	7/15/11	3,675	3,700
	Goldman Sachs Group, Inc.	6.600%	1/15/12	6,750	7,212
	Goldman Sachs Group, Inc.	5.300%	2/14/12	325	337
5	Goldman Sachs Group, Inc.	3.250%	6/15/12	10,575	10,957
	Goldman Sachs Group, Inc.	5.700%	9/1/12	275	287
	Goldman Sachs Group, Inc.	5.450%	11/1/12	3,550	3,706
	Goldman Sachs Group, Inc.	5.250%	4/1/13	3,650	3,737

23

Total Bond Market II Index Fund

				Face	Market
			Maturity	Amount	Value•
		Coupon	Date	($000)	($000)
	Goldman Sachs Group, Inc.	4.750%	7/15/13	4,275	4,302
	Goldman Sachs Group, Inc.	5.250%	10/15/13	4,600	4,717
	Goldman Sachs Group, Inc.	5.150%	1/15/14	2,050	2,064
	Goldman Sachs Group, Inc.	6.000%	5/1/14	10,275	10,748
	Goldman Sachs Group, Inc.	5.000%	10/1/14	8,725	8,791
	Goldman Sachs Group, Inc.	5.125%	1/15/15	3,525	3,512
	Goldman Sachs Group, Inc.	5.350%	1/15/16	6,200	6,052
	Goldman Sachs Group, Inc.	5.750%	10/1/16	2,000	1,970
	Goldman Sachs Group, Inc.	5.625%	1/15/17	4,275	3,979
	Goldman Sachs Group, Inc.	6.250%	9/1/17	8,625	8,562
	Goldman Sachs Group, Inc.	5.950%	1/18/18	5,775	5,593
	Goldman Sachs Group, Inc.	6.150%	4/1/18	3,125	3,060
	Goldman Sachs Group, Inc.	5.950%	1/15/27	3,650	3,028
	Goldman Sachs Group, Inc.	6.125%	2/15/33	400	376
	Goldman Sachs Group, Inc.	6.345%	2/15/34	4,975	4,017
	Goldman Sachs Group, Inc.	6.450%	5/1/36	1,300	1,093
	Goldman Sachs Group, Inc.	6.750%	10/1/37	11,900	10,453
3	HBOS PLC	6.750%	5/21/18	2,075	1,533
	HSBC Bank PLC	6.950%	3/15/11	2,625	2,727
	HSBC Bank USA	4.625%	4/1/14	2,175	2,148
	HSBC Bank USA	5.875%	11/1/34	1,200	1,144
	HSBC Bank USA	5.625%	8/15/35	1,225	1,143
	HSBC Holdings PLC	7.625%	5/17/32	325	337
	HSBC Holdings PLC	7.350%	11/27/32	600	556
	HSBC Holdings PLC	6.500%	5/2/36	5,000	4,850
	HSBC Holdings PLC	6.500%	9/15/37	5,350	5,128
	HSBC Holdings PLC	6.800%	6/1/38	1,825	1,862
3	ICICI Bank Ltd.	6.625%	10/3/12	1,825	1,807
	JPMorgan Chase & Co.	6.750%	2/1/11	950	995
5	JPMorgan Chase & Co.	1.650%	2/23/11	7,025	7,090
	JPMorgan Chase & Co.	5.600%	6/1/11	200	211
	JPMorgan Chase & Co.	4.850%	6/16/11	2,425	2,514
5	JPMorgan Chase & Co.	3.125%	12/1/11	1,975	2,043
	JPMorgan Chase & Co.	4.500%	1/15/12	3,075	3,185
	JPMorgan Chase & Co.	6.625%	3/15/12	2,975	3,147
5	JPMorgan Chase & Co.	2.200%	6/15/12	6,200	6,244
	JPMorgan Chase & Co.	5.375%	10/1/12	5,950	6,246
5	JPMorgan Chase & Co.	2.125%	12/26/12	9,000	8,992
	JPMorgan Chase & Co.	5.750%	1/2/13	2,175	2,245
	JPMorgan Chase & Co.	4.750%	5/1/13	4,450	4,542
	JPMorgan Chase & Co.	5.375%	1/15/14	450	463
	JPMorgan Chase & Co.	4.875%	3/15/14	8,800	8,673
	JPMorgan Chase & Co.	5.125%	9/15/14	3,000	2,984
	JPMorgan Chase & Co.	4.750%	3/1/15	5,175	5,171
	JPMorgan Chase & Co.	5.250%	5/1/15	3,025	2,952
	JPMorgan Chase & Co.	5.150%	10/1/15	1,525	1,529
	JPMorgan Chase & Co.	5.875%	6/13/16	1,350	1,333
	JPMorgan Chase & Co.	6.125%	6/27/17	3,675	3,652
	JPMorgan Chase & Co.	6.000%	10/1/17	625	609
	JPMorgan Chase & Co.	6.000%	1/15/18	950	949
	JPMorgan Chase & Co.	6.300%	4/23/19	11,100	11,273
	JPMorgan Chase & Co.	6.400%	5/15/38	7,150	7,367
	JPMorgan Chase Capital XV	5.875%	3/15/35	2,125	1,699
	JPMorgan Chase Capital XVII	5.850%	8/1/35	250	189
	JPMorgan Chase Capital XX	6.550%	9/29/36	2,250	1,784
	JPMorgan Chase Capital XXII	6.450%	2/2/37	4,175	3,316

24

Total Bond Market II Index Fund

				Face	Market
			Maturity	Amount	Value•
		Coupon	Date	($000)	($000)
	JPMorgan Chase Capital XXV	6.800%	10/1/37	2,775	2,389
	KeyBank NA	7.000%	2/1/11	275	279
	KeyBank NA	5.500%	9/17/12	2,000	1,979
	KeyBank NA	5.800%	7/1/14	850	778
	KeyBank NA	4.950%	9/15/15	2,025	1,770
	KeyBank NA	5.450%	3/3/16	2,500	2,060
	KeyCorp	6.500%	5/14/13	1,500	1,477
	M&I Marshall & Ilsley Bank	5.250%	9/4/12	225	189
	M&I Marshall & Ilsley Bank	4.850%	6/16/15	350	258
	M&I Marshall & Ilsley Bank	5.000%	1/17/17	100	70
	Manufacturers & Traders Trust Co.	6.625%	12/4/17	2,475	2,330
2	Manufacturers & Traders Trust Co.	5.585%	12/28/20	100	76
	MBNA Corp.	7.500%	3/15/12	1,125	1,174
	MBNA Corp.	6.125%	3/1/13	1,375	1,400
	MBNA Corp.	5.000%	6/15/15	1,425	1,333
	Mellon Bank NA	4.750%	12/15/14	850	855
	Mellon Funding Corp.	6.400%	5/14/11	100	106
	Mellon Funding Corp.	5.000%	12/1/14	425	435
	Merrill Lynch & Co., Inc.	4.125%	9/10/09	1,675	1,682
	Merrill Lynch & Co., Inc.	5.770%	7/25/11	1,500	1,547
	Merrill Lynch & Co., Inc.	6.050%	8/15/12	3,475	3,532
	Merrill Lynch & Co., Inc.	5.450%	2/5/13	3,225	3,145
	Merrill Lynch & Co., Inc.	6.150%	4/25/13	7,200	7,136
	Merrill Lynch & Co., Inc.	5.000%	2/3/14	5,325	5,032
	Merrill Lynch & Co., Inc.	5.450%	7/15/14	850	809
	Merrill Lynch & Co., Inc.	5.000%	1/15/15	10,675	9,745
	Merrill Lynch & Co., Inc.	6.050%	5/16/16	1,025	898
	Merrill Lynch & Co., Inc.	5.700%	5/2/17	5,825	5,043
	Merrill Lynch & Co., Inc.	6.400%	8/28/17	5,425	4,797
	Merrill Lynch & Co., Inc.	6.875%	4/25/18	3,750	3,410
	Merrill Lynch & Co., Inc.	6.500%	7/15/18	100	91
	Merrill Lynch & Co., Inc.	6.220%	9/15/26	4,525	3,552
	Merrill Lynch & Co., Inc.	6.110%	1/29/37	2,375	1,804
	Merrill Lynch & Co., Inc.	7.750%	5/14/38	4,200	3,832
	Morgan Stanley	4.000%	1/15/10	800	812
5	Morgan Stanley	2.900%	12/1/10	3,825	3,934
	Morgan Stanley	5.050%	1/21/11	3,925	4,008
	Morgan Stanley	6.750%	4/15/11	2,000	2,106
5	Morgan Stanley	3.250%	12/1/11	10,050	10,418
	Morgan Stanley	5.625%	1/9/12	6,420	6,650
	Morgan Stanley	6.600%	4/1/12	3,400	3,606
5	Morgan Stanley	1.950%	6/20/12	8,900	8,887
	Morgan Stanley	5.750%	8/31/12	2,350	2,450
	Morgan Stanley	5.300%	3/1/13	4,500	4,562
	Morgan Stanley	6.750%	10/15/13	200	209
	Morgan Stanley	4.750%	4/1/14	12,200	11,586
	Morgan Stanley	6.000%	5/13/14	9,900	10,068
	Morgan Stanley	6.000%	4/28/15	5,125	5,128
	Morgan Stanley	5.375%	10/15/15	2,100	2,034
	Morgan Stanley	5.750%	10/18/16	4,700	4,560
	Morgan Stanley	5.450%	1/9/17	3,225	3,040
	Morgan Stanley	5.550%	4/27/17	1,375	1,290
	Morgan Stanley	5.950%	12/28/17	5,100	4,895
	Morgan Stanley	6.625%	4/1/18	6,925	6,870
	Morgan Stanley	7.300%	5/13/19	3,300	3,435
	Morgan Stanley	6.250%	8/9/26	5,425	4,986

25

Total Bond Market II Index Fund

				Face	Market
			Maturity	Amount	Value•
		Coupon	Date	($000)	($000)
	Morgan Stanley	7.250%	4/1/32	750	740
	National City Bank - Cleveland OH	6.250%	3/15/11	625	639
	National City Bank - Cleveland OH	4.625%	5/1/13	725	684
	National City Corp.	4.900%	1/15/15	850	825
	National City Corp.	6.875%	5/15/19	525	505
2	National City Preferred Capital Trust I	12.000%	12/31/49	1,575	1,638
3	Nationwide Building Society	5.500%	7/18/12	7,275	6,983
	North Fork Bancorp., Inc.	5.875%	8/15/12	100	97
3	Northern Rock PLC	5.625%	6/22/17	14,075	12,303
	Northern Trust Co.	6.500%	8/15/18	425	459
	Northern Trust Corp.	5.500%	8/15/13	425	450
	Northern Trust Corp.	4.625%	5/1/14	1,025	1,058
	Paribas NY	6.950%	7/22/13	325	338
	PNC Bank NA	4.875%	9/21/17	3,575	3,101
	PNC Bank NA	6.000%	12/7/17	325	306
	PNC Funding Corp.	7.500%	11/1/09	125	127
	PNC Funding Corp.	5.125%	12/14/10	1,450	1,463
5	PNC Funding Corp.	2.300%	6/22/12	5,850	5,902
	PNC Funding Corp.	5.400%	6/10/14	475	481
	PNC Funding Corp.	5.250%	11/15/15	2,825	2,682
	PNC Funding Corp.	5.625%	2/1/17	325	304
	PNC Funding Corp.	6.700%	6/10/19	500	515
5	Regions Bank	2.750%	12/10/10	100	103
5	Regions Bank	3.250%	12/9/11	6,500	6,739
	Regions Bank	7.500%	5/15/18	325	301
	Regions Financial Corp.	4.375%	12/1/10	200	199
	Regions Financial Corp.	6.375%	5/15/12	1,100	1,000
	Regions Financial Corp.	7.375%	12/10/37	1,050	733
	Royal Bank of Canada	4.125%	1/26/10	1,000	1,020
	Royal Bank of Scotland Group PLC	6.375%	2/1/11	325	323
	Royal Bank of Scotland Group PLC	5.050%	1/8/15	1,800	1,435
	Santander Central Hispano Issuances Ltd.	7.625%	9/14/10	800	842
	Santander Financial Issuances	6.375%	2/15/11	600	585
	Sanwa Bank Ltd.	7.400%	6/15/11	450	464
	Southtrust Corp.	5.800%	6/15/14	750	750
	Sovereign Bancorp, Inc.	4.800%	9/1/10	2,400	2,373
	Sovereign Bancorp, Inc.	8.750%	5/30/18	675	664
	Sovereign Bank	5.125%	3/15/13	625	584
2,3	Standard Chartered PLC	6.409%	12/31/49	1,975	1,264
	State Street Bank & Trust Co.	5.300%	1/15/16	900	859
5	State Street Corp.	2.150%	4/30/12	200	201
	State Street Corp.	4.300%	5/30/14	1,600	1,585
	Sumitomo Mitsui Banking Corp.	8.000%	6/15/12	4,075	4,411
	SunTrust Bank Atlanta GA	6.375%	4/1/11	1,900	1,943
	SunTrust Bank Atlanta GA	5.000%	9/1/15	100	87
	SunTrust Bank Atlanta GA	5.450%	12/1/17	100	85
	SunTrust Bank Atlanta GA	7.250%	3/15/18	375	363
	SunTrust Banks, Inc.	5.250%	11/5/12	1,800	1,769
	SunTrust Banks, Inc.	6.000%	9/11/17	1,300	1,197
	SunTrust Banks, Inc.	6.000%	2/15/26	1,450	1,042
	SunTrust Capital VIII	6.100%	12/15/36	657	439
	Swiss Bank Corp.	7.000%	10/15/15	1,000	899
	Swiss Bank Corp.	7.375%	6/15/17	1,050	936
	Synovus Financial Corp.	4.875%	2/15/13	200	142
	Synovus Financial Corp.	5.125%	6/15/17	1,400	854

26

Total Bond Market II Index Fund

				Face	Market
			Maturity	Amount	Value•
		Coupon	Date	($000)	($000)
	UBS AG	5.875%	7/15/16	2,325	1,945
	UBS AG	5.875%	12/20/17	6,525	6,072
	UBS AG	5.750%	4/25/18	3,000	2,761
	UFJ Finance Aruba AEC	6.750%	7/15/13	7,725	8,006
	Union Bank of California NA	5.950%	5/11/16	1,375	1,303
	Union Planters Corp.	7.750%	3/1/11	2,350	2,285
	UnionBanCal Corp.	5.250%	12/16/13	700	629
	US Bank NA	6.375%	8/1/11	2,200	2,354
	US Bank NA	6.300%	2/4/14	3,150	3,421
	US Bank NA	4.950%	10/30/14	2,575	2,703
2	USB Capital IX	6.189%	4/15/49	2,625	1,752
	Wachovia Bank NA	7.800%	8/18/10	2,850	2,992
	Wachovia Bank NA	4.800%	11/1/14	425	408
	Wachovia Bank NA	4.875%	2/1/15	6,050	5,864
	Wachovia Bank NA	5.000%	8/15/15	325	311
	Wachovia Bank NA	6.000%	11/15/17	2,500	2,410
	Wachovia Bank NA	5.850%	2/1/37	5,775	5,120
	Wachovia Bank NA	6.600%	1/15/38	4,225	4,191
2	Wachovia Capital Trust III	5.800%	3/15/11	4,100	2,460
	Wachovia Corp.	5.300%	10/15/11	4,125	4,290
	Wachovia Corp.	5.500%	5/1/13	4,265	4,411
	Wachovia Corp.	4.875%	2/15/14	6,950	6,815
	Wachovia Corp.	5.250%	8/1/14	225	222
	Wachovia Corp.	5.625%	10/15/16	1,400	1,312
	Wachovia Corp.	5.750%	6/15/17	5,425	5,386
	Wachovia Corp.	5.750%	2/1/18	325	321
	Wachovia Corp.	6.605%	10/1/25	100	89
	Wachovia Corp.	7.500%	4/15/35	275	235
	Wachovia Corp.	5.500%	8/1/35	1,325	1,010
	Wachovia Corp.	6.550%	10/15/35	250	220
	Wells Fargo & Co.	4.200%	1/15/10	1,025	1,043
	Wells Fargo & Co.	4.875%	1/12/11	3,425	3,525
	Wells Fargo & Co.	6.375%	8/1/11	425	444
	Wells Fargo & Co.	5.300%	8/26/11	2,575	2,688
5	Wells Fargo & Co.	3.000%	12/9/11	9,625	9,929
5	Wells Fargo & Co.	2.125%	6/15/12	2,925	2,935
	Wells Fargo & Co.	5.125%	9/1/12	1,200	1,249
	Wells Fargo & Co.	5.250%	10/23/12	5,025	5,196
	Wells Fargo & Co.	4.375%	1/31/13	5,100	5,138
	Wells Fargo & Co.	4.950%	10/16/13	1,150	1,150
	Wells Fargo & Co.	5.625%	12/11/17	6,725	6,627
	Wells Fargo & Co.	5.375%	2/7/35	1,700	1,521
	Wells Fargo Bank, National Association	6.450%	2/1/11	4,150	4,335
	Wells Fargo Bank, National Association	4.750%	2/9/15	4,925	4,778
	Wells Fargo Bank, National Association	5.750%	5/16/16	3,600	3,476
	Wells Fargo Bank, National Association	5.950%	8/26/36	700	637
	Wells Fargo Capital X	5.950%	12/15/36	725	535
2	Wells Fargo Capital XIII	7.700%	12/29/49	2,325	1,930
2	Wells Fargo Capital XV	9.750%	12/29/49	1,850	1,776
	Wells Fargo Financial, Inc.	5.500%	8/1/12	1,225	1,282

	Brokerage (0.1%)
	Ameriprise Financial Inc.	5.350%	11/15/10	1,850	1,868
	Ameriprise Financial Inc.	5.650%	11/15/15	1,550	1,465
2	Ameriprise Financial Inc.	7.518%	6/1/66	325	239
	BlackRock, Inc.	6.250%	9/15/17	1,150	1,204

27

Total Bond Market II Index Fund

				Face	Market
			Maturity	Amount	Value•
		Coupon	Date	($000)	($000)
	Charles Schwab Corp.	4.950%	6/1/14	3,925	4,009
3	Fidelity Investments	7.490%	6/15/19	200	194
	Jefferies Group Inc.	6.450%	6/8/27	3,800	2,826
	Jefferies Group Inc.	6.250%	1/15/36	2,325	1,576
	Lazard Group	6.850%	6/15/17	2,675	2,456
2	Schwab Capital Trust I	7.500%	11/15/37	425	355

	Finance Companies (1.2%)
	Block Financial LLC	7.875%	1/15/13	525	557
	Discover Financial Services	6.450%	6/12/17	325	260
	General Electric Capital Corp.	8.300%	9/20/09	100	101
	General Electric Capital Corp.	4.250%	9/13/10	1,025	1,048
	General Electric Capital Corp.	4.875%	10/21/10	2,475	2,556
	General Electric Capital Corp.	5.000%	12/1/10	525	545
5	General Electric Capital Corp.	1.625%	1/7/11	8,300	8,421
	General Electric Capital Corp.	6.125%	2/22/11	3,200	3,355
5	General Electric Capital Corp.	1.800%	3/11/11	300	303
	General Electric Capital Corp.	5.500%	4/28/11	3,125	3,241
	General Electric Capital Corp.	5.000%	11/15/11	975	1,004
5	General Electric Capital Corp.	3.000%	12/9/11	5,800	5,989
	General Electric Capital Corp.	5.875%	2/15/12	3,950	4,158
	General Electric Capital Corp.	4.375%	3/3/12	3,000	3,050
5	General Electric Capital Corp.	2.250%	3/12/12	15,125	15,273
	General Electric Capital Corp.	5.000%	4/10/12	100	102
5	General Electric Capital Corp.	2.200%	6/8/12	11,275	11,376
	General Electric Capital Corp.	6.000%	6/15/12	8,175	8,637
	General Electric Capital Corp.	5.250%	10/19/12	19,100	19,706
5	General Electric Capital Corp.	2.125%	12/21/12	5,975	5,940
5	General Electric Capital Corp.	2.625%	12/28/12	4,450	4,495
	General Electric Capital Corp.	5.450%	1/15/13	2,975	3,084
	General Electric Capital Corp.	4.800%	5/1/13	1,700	1,723
	General Electric Capital Corp.	5.900%	5/13/14	8,625	8,852
	General Electric Capital Corp.	5.500%	6/4/14	5,150	5,188
	General Electric Capital Corp.	5.650%	6/9/14	5,800	5,976
	General Electric Capital Corp.	5.375%	10/20/16	1,125	1,125
	General Electric Capital Corp.	5.400%	2/15/17	6,200	6,040
	General Electric Capital Corp.	5.625%	9/15/17	3,250	3,124
	General Electric Capital Corp.	5.625%	5/1/18	14,275	13,606
	General Electric Capital Corp.	6.750%	3/15/32	9,150	8,339
	General Electric Capital Corp.	6.150%	8/7/37	4,550	3,756
	General Electric Capital Corp.	5.875%	1/14/38	12,200	9,571
	General Electric Capital Corp.	6.875%	1/10/39	6,125	5,525
2	General Electric Capital Corp.	6.375%	11/15/67	3,675	2,417
5	GMAC LLC	2.200%	12/19/12	5,725	5,707
2	HSBC Finance Capital Trust IX	5.911%	11/30/35	675	378
	HSBC Finance Corp.	4.625%	9/15/10	5,950	5,992
	HSBC Finance Corp.	5.250%	1/14/11	4,300	4,325
	HSBC Finance Corp.	5.700%	6/1/11	3,075	3,099
	HSBC Finance Corp.	6.375%	10/15/11	1,775	1,811
	HSBC Finance Corp.	7.000%	5/15/12	3,025	3,130
	HSBC Finance Corp.	5.900%	6/19/12	1,250	1,251
	HSBC Finance Corp.	6.375%	11/27/12	6,550	6,691
	HSBC Finance Corp.	4.750%	7/15/13	625	601
	HSBC Finance Corp.	5.250%	1/15/14	1,800	1,766
	HSBC Finance Corp.	5.000%	6/30/15	9,900	9,325
	HSBC Finance Corp.	5.500%	1/19/16	425	401

28

Total Bond Market II Index Fund

				Face	Market
			Maturity	Amount	Value•
		Coupon	Date	($000)	($000)
	International Lease Finance Corp.	5.125%	11/1/10	1,250	1,113
	International Lease Finance Corp.	4.950%	2/1/11	4,025	3,462
	International Lease Finance Corp.	5.450%	3/24/11	1,550	1,321
	International Lease Finance Corp.	5.750%	6/15/11	2,000	1,685
	International Lease Finance Corp.	5.300%	5/1/12	1,650	1,271
	International Lease Finance Corp.	5.000%	9/15/12	2,000	1,540
	International Lease Finance Corp.	6.375%	3/25/13	2,225	1,724
	International Lease Finance Corp.	5.625%	9/20/13	3,450	2,570
	International Lease Finance Corp.	5.650%	6/1/14	1,675	1,265
	SLM Corp.	4.500%	7/26/10	975	925
	SLM Corp.	5.400%	10/25/11	7,050	6,385
	SLM Corp.	5.375%	1/15/13	1,150	966
	SLM Corp.	5.000%	10/1/13	1,250	1,018
	SLM Corp.	5.375%	5/15/14	150	120
	SLM Corp.	5.050%	11/14/14	975	737
	SLM Corp.	8.450%	6/15/18	4,950	4,219
	SLM Corp.	5.625%	8/1/33	2,000	1,170

	Insurance (0.9%)
	ACE Capital Trust II	9.700%	4/1/30	1,000	867
	ACE INA Holdings, Inc.	5.600%	5/15/15	1,725	1,731
	ACE INA Holdings, Inc.	5.700%	2/15/17	1,400	1,389
	ACE INA Holdings, Inc.	5.800%	3/15/18	425	424
	ACE INA Holdings, Inc.	5.900%	6/15/19	550	553
	AEGON Funding Corp.	5.750%	12/15/20	375	325
	AEGON NV	4.750%	6/1/13	800	730
	Aetna, Inc.	7.875%	3/1/11	525	564
	Aetna, Inc.	5.750%	6/15/11	500	524
	Aetna, Inc.	6.000%	6/15/16	1,200	1,182
	Aetna, Inc.	6.500%	9/15/18	875	873
	Aetna, Inc.	6.625%	6/15/36	3,075	2,807
	Aflac Inc.	8.500%	5/15/19	1,100	1,174
	Allied World Assurance	7.500%	8/1/16	5,375	4,575
	Allstate Corp.	7.200%	12/1/09	1,900	1,939
	Allstate Corp.	6.125%	2/15/12	900	934
	Allstate Corp.	5.000%	8/15/14	1,050	1,044
	Allstate Corp.	6.125%	12/15/32	950	883
	Allstate Corp.	5.350%	6/1/33	225	190
	Allstate Corp.	5.550%	5/9/35	475	402
	Allstate Corp.	5.950%	4/1/36	1,000	877
2	Allstate Corp.	6.125%	5/15/37	850	653
2	Allstate Corp.	6.500%	5/15/57	1,625	1,236
	Allstate Life Global Funding	5.375%	4/30/13	1,425	1,476
	American Financial Group	9.875%	6/15/19	775	768
	American International Group, Inc.	4.700%	10/1/10	1,200	972
	American International Group, Inc.	5.375%	10/18/11	1,225	882
	American International Group, Inc.	4.950%	3/20/12	1,875	1,221
	American International Group, Inc.	4.250%	5/15/13	1,000	570
	American International Group, Inc.	5.050%	10/1/15	1,950	1,036
	American International Group, Inc.	5.600%	10/18/16	1,150	588
	American International Group, Inc.	5.450%	5/18/17	2,100	1,092
	American International Group, Inc.	5.850%	1/16/18	3,300	1,765
	American International Group, Inc.	6.250%	5/1/36	2,550	1,096
	Aon Capital Trust	8.205%	1/1/27	325	294
	Arch Capital Group Ltd.	7.350%	5/1/34	1,175	722
	Aspen Insurance Holdings Ltd.	6.000%	8/15/14	850	804

29

Total Bond Market II Index Fund

				Face	Market
			Maturity	Amount	Value•
		Coupon	Date	($000)	($000)
	Assurant, Inc.	5.625%	2/15/14	625	543
	Assurant, Inc.	6.750%	2/15/34	1,425	982
	AXA Financial, Inc.	7.750%	8/1/10	375	378
	AXA SA	8.600%	12/15/30	3,325	3,103
	Axis Capital Holdings Ltd.	5.750%	12/1/14	725	640
	Berkshire Hathaway Finance Corp.	4.200%	12/15/10	675	700
3	Berkshire Hathaway Finance Corp.	4.000%	4/15/12	675	692
	Berkshire Hathaway Finance Corp.	4.600%	5/15/13	100	104
	Berkshire Hathaway Finance Corp.	5.000%	8/15/13	5,850	6,136
	Berkshire Hathaway Finance Corp.	4.850%	1/15/15	1,050	1,098
	Berkshire Hathaway Finance Corp.	5.400%	5/15/18	3,625	3,787
3	Berkshire Hathaway Finance Corp.	5.400%	5/15/18	1,150	1,192
	Chubb Corp.	5.200%	4/1/13	425	441
	Chubb Corp.	5.750%	5/15/18	750	788
	Chubb Corp.	6.000%	5/11/37	2,800	2,829
	Chubb Corp.	6.500%	5/15/38	700	756
2	Chubb Corp.	6.375%	3/29/67	1,650	1,296
	CIGNA Corp.	6.350%	3/15/18	325	286
	CIGNA Corp.	7.875%	5/15/27	425	372
	CIGNA Corp.	6.150%	11/15/36	2,150	1,526
	Cincinnati Financial Corp.	6.920%	5/15/28	325	262
	Cincinnati Financial Corp.	6.125%	11/1/34	1,175	833
	CNA Financial Corp.	6.000%	8/15/11	825	790
	CNA Financial Corp.	5.850%	12/15/14	1,675	1,374
	CNA Financial Corp.	6.500%	8/15/16	1,750	1,415
	Commerce Group, Inc.	5.950%	12/9/13	500	420
	Coventry Health Care Inc.	6.300%	8/15/14	1,425	1,242
	Fidelity National Financial, Inc.	7.300%	8/15/11	1,150	1,135
	Fund American Cos., Inc.	5.875%	5/15/13	675	639
	GE Global Insurance Holdings Corp.	6.450%	3/1/19	675	573
	GE Global Insurance Holdings Corp.	7.000%	2/15/26	1,225	976
	GE Global Insurance Holdings Corp.	7.750%	6/15/30	525	435
	Genworth Financial, Inc.	5.650%	6/15/12	1,050	866
	Genworth Financial, Inc.	5.750%	6/15/14	300	212
	Genworth Financial, Inc.	4.950%	10/1/15	375	242
	Genworth Financial, Inc.	6.500%	6/15/34	1,075	629
	Genworth Global Funding Trusts	5.125%	3/15/11	550	532
	Hartford Financial Services Group, Inc.	5.250%	10/15/11	1,400	1,357
	Hartford Financial Services Group, Inc.	4.625%	7/15/13	625	553
	Hartford Financial Services Group, Inc.	5.500%	10/15/16	975	777
	Hartford Financial Services Group, Inc.	5.375%	3/15/17	900	689
	Hartford Financial Services Group, Inc.	6.000%	1/15/19	425	326
	Hartford Financial Services Group, Inc.	5.950%	10/15/36	550	358
	Hartford Financial Services Group, Inc.	6.100%	10/1/41	1,775	1,194
	Humana Inc.	6.450%	6/1/16	1,500	1,312
	Humana Inc.	7.200%	6/15/18	100	91
	Humana Inc.	6.300%	8/1/18	150	125
	Humana Inc.	8.150%	6/15/38	2,500	1,974
	ING Capital Funding Trust III	8.439%	12/31/10	100	63
2	ING Groep NV	5.775%	12/8/49	3,675	2,095
	ING USA Global Funding	4.500%	10/1/10	3,925	3,992
3	Liberty Mutual Group, Inc.	4.875%	2/1/10	475	466
	Lincoln National Corp.	6.200%	12/15/11	325	327
	Lincoln National Corp.	5.650%	8/27/12	950	914
	Lincoln National Corp.	8.750%	7/1/19	50	52
	Lincoln National Corp.	6.150%	4/7/36	2,475	1,708

30

Total Bond Market II Index Fund

				Face	Market
			Maturity	Amount	Value•
		Coupon	Date	($000)	($000)
	Loews Corp.	5.250%	3/15/16	950	949
	Loews Corp.	6.000%	2/1/35	200	167
	Marsh & McLennan Cos., Inc.	5.150%	9/15/10	700	705
	Marsh & McLennan Cos., Inc.	6.250%	3/15/12	1,900	1,960
	Marsh & McLennan Cos., Inc.	5.375%	7/15/14	100	96
	Marsh & McLennan Cos., Inc.	5.750%	9/15/15	2,300	2,182
	Marsh & McLennan Cos., Inc.	9.250%	4/15/19	825	944
	Marsh & McLennan Cos., Inc.	5.875%	8/1/33	100	77
3	Massachusetts Mutual Life	8.875%	6/1/39	575	623
3	MetLife Global Funding I	5.125%	6/10/14	5,225	5,178
	MetLife, Inc.	6.125%	12/1/11	200	210
	MetLife, Inc.	5.375%	12/15/12	1,775	1,794
	MetLife, Inc.	5.000%	11/24/13	1,275	1,256
	MetLife, Inc.	5.000%	6/15/15	1,350	1,308
	MetLife, Inc.	7.717%	2/15/19	825	879
	MetLife, Inc.	6.500%	12/15/32	750	705
	MetLife, Inc.	6.375%	6/15/34	975	929
	MetLife, Inc.	5.700%	6/15/35	375	334
	MetLife, Inc.	6.400%	12/15/36	2,200	1,560
	Nationwide Financial Services	6.750%	5/15/37	200	116
	Principal Financial Group, Inc.	7.875%	5/15/14	1,525	1,570
	Principal Financial Group, Inc.	6.050%	10/15/36	950	748
	Principal Life Income Funding Trusts	5.300%	12/14/12	1,450	1,415
	Principal Life Income Funding Trusts	5.300%	4/24/13	1,825	1,823
	Principal Life Income Funding Trusts	5.100%	4/15/14	1,250	1,212
	Progressive Corp.	6.375%	1/15/12	700	712
	Progressive Corp.	6.625%	3/1/29	1,300	1,232
	Progressive Corp.	6.250%	12/1/32	100	90
2	Progressive Corp.	6.700%	6/15/37	2,300	1,620
	Protective Life Secured Trusts	4.850%	8/16/10	800	799
	Prudential Financial, Inc.	5.100%	12/14/11	125	125
	Prudential Financial, Inc.	5.800%	6/15/12	975	977
	Prudential Financial, Inc.	5.150%	1/15/13	975	945
	Prudential Financial, Inc.	4.500%	7/15/13	1,825	1,726
	Prudential Financial, Inc.	4.750%	4/1/14	650	621
	Prudential Financial, Inc.	5.100%	9/20/14	5,550	5,203
	Prudential Financial, Inc.	6.200%	1/15/15	250	244
	Prudential Financial, Inc.	5.500%	3/15/16	175	159
	Prudential Financial, Inc.	6.100%	6/15/17	325	297
	Prudential Financial, Inc.	6.000%	12/1/17	1,225	1,135
	Prudential Financial, Inc.	5.750%	7/15/33	675	519
	Prudential Financial, Inc.	5.400%	6/13/35	775	578
	Prudential Financial, Inc.	5.900%	3/17/36	1,300	1,084
	Prudential Financial, Inc.	5.700%	12/14/36	5,475	4,403
	Torchmark Corp.	6.375%	6/15/16	1,225	1,175
	Travelers Cos. Inc.	5.375%	6/15/12	100	102
	Travelers Cos. Inc.	5.500%	12/1/15	625	638
	Travelers Cos. Inc.	6.250%	6/20/16	1,100	1,165
	Travelers Cos. Inc.	5.750%	12/15/17	1,375	1,414
	Travelers Cos. Inc.	5.800%	5/15/18	100	103
	Travelers Cos. Inc.	5.900%	6/2/19	1,275	1,321
2	Travelers Cos. Inc.	6.250%	3/15/37	800	642
	Travelers Cos. Inc.	6.250%	6/15/37	4,100	4,197
	Travelers Property Casualty Corp.	6.375%	3/15/33	100	104
	UnitedHealth Group, Inc.	5.500%	11/15/12	1,925	1,993
	UnitedHealth Group, Inc.	4.875%	2/15/13	975	976

31

Total Bond Market II Index Fund

				Face	Market
			Maturity	Amount	Value•
		Coupon	Date	($000)	($000)
	UnitedHealth Group, Inc.	4.875%	4/1/13	975	973
	UnitedHealth Group, Inc.	5.000%	8/15/14	1,200	1,166
	UnitedHealth Group, Inc.	4.875%	3/15/15	875	839
	UnitedHealth Group, Inc.	6.000%	6/15/17	1,825	1,741
	UnitedHealth Group, Inc.	6.000%	11/15/17	425	404
	UnitedHealth Group, Inc.	6.000%	2/15/18	4,750	4,489
	UnitedHealth Group, Inc.	5.800%	3/15/36	4,525	3,722
	UnitedHealth Group, Inc.	6.500%	6/15/37	625	561
	UnitedHealth Group, Inc.	6.625%	11/15/37	1,425	1,257
	UnitedHealth Group, Inc.	6.875%	2/15/38	1,675	1,539
	WellPoint Inc.	5.000%	1/15/11	1,875	1,926
	WellPoint Inc.	6.375%	1/15/12	1,000	1,049
	WellPoint Inc.	6.800%	8/1/12	625	664
	WellPoint Inc.	6.000%	2/15/14	550	562
	WellPoint Inc.	5.000%	12/15/14	1,100	1,078
	WellPoint Inc.	5.250%	1/15/16	550	519
	WellPoint Inc.	5.875%	6/15/17	900	880
	WellPoint Inc.	5.950%	12/15/34	2,200	1,832
	WellPoint Inc.	5.850%	1/15/36	2,400	2,076
	WellPoint Inc.	6.375%	6/15/37	325	298
	Willis North America Inc.	5.125%	7/15/10	225	221
	Willis North America Inc.	5.625%	7/15/15	1,225	1,084
	Willis North America Inc.	6.200%	3/28/17	1,125	1,008
	XL Capital Ltd.	5.250%	9/15/14	1,725	1,446
	XL Capital Ltd.	6.375%	11/15/24	175	134
	XL Capital Ltd.	6.250%	5/15/27	2,425	1,737
2	XL Capital Ltd.	6.500%	12/15/49	1,475	723

	Other Finance (0.0%)
	Chicago Mercantile Exchange Group Inc.	5.400%	8/1/13	2,900	3,069
	Chicago Mercantile Exchange Group Inc.	5.750%	2/15/14	1,075	1,152
	Orix Corp.	5.480%	11/22/11	1,800	1,658
	XTRA Finance Corp.	5.150%	4/1/17	4,525	4,364

	Real Estate Investment Trusts (0.3%)
	AMB Property LP	6.300%	6/1/13	1,025	942
	Arden Realty LP	5.250%	3/1/15	250	240
	AvalonBay Communities, Inc.	5.500%	1/15/12	675	678
	AvalonBay Communities, Inc.	6.125%	11/1/12	200	201
	AvalonBay Communities, Inc.	5.750%	9/15/16	275	248
	Boston Properties, Inc.	6.250%	1/15/13	1,400	1,392
	Boston Properties, Inc.	5.625%	4/15/15	1,375	1,279
	Brandywine Operating Partnership	5.750%	4/1/12	1,975	1,795
	Brandywine Operating Partnership	5.400%	11/1/14	275	219
	Brandywine Operating Partnership	5.700%	5/1/17	275	192
	Camden Property Trust	5.700%	5/15/17	1,975	1,764
	Duke Realty LP	5.950%	2/15/17	1,300	1,020
	ERP Operating LP	6.625%	3/15/12	1,150	1,181
	ERP Operating LP	5.500%	10/1/12	1,100	1,107
	ERP Operating LP	5.250%	9/15/14	100	95
	ERP Operating LP	5.125%	3/15/16	600	550
	ERP Operating LP	5.375%	8/1/16	975	892
	ERP Operating LP	5.750%	6/15/17	550	509
	HCP Inc.	6.700%	1/30/18	1,700	1,481
	Health Care Property Investors, Inc.	6.450%	6/25/12	2,075	2,043
	Health Care Property Investors, Inc.	5.650%	12/15/13	2,225	2,030

32

Total Bond Market II Index Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
Health Care Property Investors, Inc.	6.300%	9/15/16	950	831
Health Care Property Investors, Inc.	6.000%	1/30/17	425	363
Health Care REIT, Inc.	6.000%	11/15/13	525	487
Health Care REIT, Inc.	6.200%	6/1/16	3,250	2,808
Hospitality Properties	5.125%	2/15/15	1,775	1,376
HRPT Properties Trust	6.250%	8/15/16	575	469
HRPT Properties Trust	6.250%	6/15/17	1,725	1,374
Kimco Realty Corp.	5.783%	3/15/16	400	339
Liberty Property LP	5.125%	3/2/15	3,200	2,632
Liberty Property LP	5.500%	12/15/16	625	499
National Retail Properties, Inc.	6.875%	10/15/17	2,700	2,338
Nationwide Health Properties, Inc.	6.250%	2/1/13	1,400	1,295
ProLogis	5.625%	11/15/15	1,200	936
ProLogis	5.750%	4/1/16	1,025	779
ProLogis	5.625%	11/15/16	1,200	924
Realty Income Corp.	6.750%	8/15/19	2,575	2,334
Regency Centers LP	6.750%	1/15/12	2,350	2,308
Regency Centers LP	5.250%	8/1/15	625	508
Simon Property Group, LP	4.875%	8/15/10	1,875	1,889
Simon Property Group, LP	5.600%	9/1/11	1,000	1,016
Simon Property Group, LP	5.000%	3/1/12	1,050	1,033
Simon Property Group, LP	5.300%	5/30/13	2,175	2,095
Simon Property Group, LP	5.750%	12/1/15	1,375	1,276
Simon Property Group, LP	6.100%	5/1/16	150	138
Simon Property Group, LP	5.250%	12/1/16	3,525	3,129
Simon Property Group, LP	5.875%	3/1/17	1,375	1,256
Simon Property Group, LP	6.125%	5/30/18	1,700	1,547
Tanger Factory Outlet Centers, Inc.	6.150%	11/15/15	1,250	1,047
				1,655,042
Industrial (9.9%)
Basic Industry (0.8%)
Agrium Inc.	6.750%	1/15/19	3,700	3,681
Alcan, Inc.	6.450%	3/15/11	550	568
Alcan, Inc.	4.875%	9/15/12	600	592
Alcan, Inc.	4.500%	5/15/13	1,850	1,799
Alcan, Inc.	5.200%	1/15/14	200	189
Alcan, Inc.	5.000%	6/1/15	250	224
Alcan, Inc.	6.125%	12/15/33	2,725	2,153
Alcoa, Inc.	6.000%	1/15/12	950	961
Alcoa, Inc.	5.375%	1/15/13	1,150	1,128
Alcoa, Inc.	6.000%	7/15/13	3,050	2,977
Alcoa, Inc.	6.750%	7/15/18	100	87
Alcoa, Inc.	5.720%	2/23/19	2,300	1,817
Alcoa, Inc.	5.870%	2/23/22	550	428
Alcoa, Inc.	5.900%	2/1/27	1,950	1,378
Allegheny Technologies Inc.	9.375%	6/1/19	2,975	3,139
Aluminum Co. of America	6.750%	1/15/28	200	159
ArcelorMittal	5.375%	6/1/13	4,025	3,851
ArcelorMittal	9.000%	2/15/15	1,350	1,422
ArcelorMittal	6.125%	6/1/18	3,000	2,604
ArcelorMittal	9.850%	6/1/19	1,700	1,830
Barrick Gold Finance Inc.	6.125%	9/15/13	100	107
Barrick Gold Finance Inc.	4.875%	11/15/14	850	873
Barrick Gold Finance Inc.	6.950%	4/1/19	6,200	6,932
Barrick North America Finance LLC	6.800%	9/15/18	1,650	1,822
Barrick North America Finance LLC	7.500%	9/15/38	2,100	2,437

33

Total Bond Market II Index Fund

				Face	Market
			Maturity	Amount	Value•
		Coupon	Date	($000)	($000)
	BHP Billiton Finance (USA) Ltd.	5.125%	3/29/12	950	1,011
	BHP Billiton Finance (USA) Ltd.	4.800%	4/15/13	2,450	2,562
	BHP Billiton Finance (USA) Ltd.	5.500%	4/1/14	2,775	2,978
	BHP Billiton Finance (USA) Ltd.	5.250%	12/15/15	1,550	1,629
	BHP Billiton Finance (USA) Ltd.	5.400%	3/29/17	350	362
	BHP Billiton Finance (USA) Ltd.	6.500%	4/1/19	4,900	5,447
	BHP Finance USA Ltd.	8.500%	12/1/12	175	204
	Celulosa Arauco Constitution SA	8.625%	8/15/10	2,150	2,249
	Celulosa Arauco Constitution SA	5.125%	7/9/13	325	316
	Celulosa Arauco Constitution SA	5.625%	4/20/15	1,000	969
	Commercial Metals Co.	6.500%	7/15/17	800	703
	Commercial Metals Co.	7.350%	8/15/18	1,925	1,761
	Cytec Industries Inc.	8.950%	7/1/17	550	548
	Dow Chemical Co.	6.125%	2/1/11	3,650	3,755
	Dow Chemical Co.	6.000%	10/1/12	500	514
	Dow Chemical Co.	7.600%	5/15/14	4,375	4,511
	Dow Chemical Co.	8.550%	5/15/19	4,175	4,209
	Dow Chemical Co.	7.375%	11/1/29	1,500	1,355
	Dow Chemical Co.	9.400%	5/15/39	725	745
	E.I. du Pont de Nemours & Co.	4.750%	11/15/12	1,400	1,485
	E.I. du Pont de Nemours & Co.	5.000%	1/15/13	3,500	3,680
	E.I. du Pont de Nemours & Co.	5.000%	7/15/13	2,375	2,514
	E.I. du Pont de Nemours & Co.	5.875%	1/15/14	1,450	1,572
	E.I. du Pont de Nemours & Co.	5.250%	12/15/16	225	236
	E.I. du Pont de Nemours & Co.	6.000%	7/15/18	5,250	5,681
	E.I. du Pont de Nemours & Co.	6.500%	1/15/28	525	553
	Eastman Chemical Co.	7.250%	1/15/24	3,025	2,542
	Eastman Chemical Co.	7.600%	2/1/27	675	573
	Falconbridge Ltd.	7.350%	6/5/12	475	471
	Falconbridge Ltd.	5.375%	6/1/15	100	86
	Freeport-McMoRan Copper & Gold Inc.	8.250%	4/1/15	3,550	3,568
	Freeport-McMoRan Copper & Gold Inc.	8.375%	4/1/17	4,800	4,836
	ICI Wilmington	5.625%	12/1/13	200	195
	Inco Ltd.	7.750%	5/15/12	175	187
	Inco Ltd.	5.700%	10/15/15	1,200	1,165
	Inco Ltd.	7.200%	9/15/32	325	291
	International Paper Co.	7.400%	6/15/14	425	423
	International Paper Co.	5.300%	4/1/15	1,600	1,450
	International Paper Co.	7.950%	6/15/18	3,275	3,149
	International Paper Co.	9.375%	5/15/19	1,900	1,933
	Lubrizol Corp.	5.500%	10/1/14	2,100	2,009
	Lubrizol Corp.	8.875%	2/1/19	1,075	1,188
	Lubrizol Corp.	6.500%	10/1/34	1,525	1,312
	Monsanto Co.	7.375%	8/15/12	475	543
	Monsanto Co.	5.125%	4/15/18	850	882
3	Mosaic Co.	7.375%	12/1/14	1,475	1,497
	Newmont Mining Corp.	5.875%	4/1/35	750	694
	Noranda, Inc.	7.250%	7/15/12	1,375	1,384
	Noranda, Inc.	6.000%	10/15/15	325	288
	Noranda, Inc.	5.500%	6/15/17	1,975	1,710
	Nucor Corp.	5.000%	12/1/12	200	213
	Nucor Corp.	5.000%	6/1/13	100	104
	Nucor Corp.	5.750%	12/1/17	425	445
	Nucor Corp.	5.850%	6/1/18	1,725	1,811
	Nucor Corp.	6.400%	12/1/37	1,225	1,267
	Placer Dome, Inc.	6.450%	10/15/35	1,050	1,060

34

Total Bond Market II Index Fund

				Face	Market
			Maturity	Amount	Value•
		Coupon	Date	($000)	($000)
	Plum Creek Timber Co.	5.875%	11/15/15	1,250	1,054
	Potash Corp. of Saskatchewan	7.750%	5/31/11	3,325	3,647
	Potash Corp. of Saskatchewan	4.875%	3/1/13	1,050	1,071
	Potash Corp. of Saskatchewan	5.875%	12/1/36	200	185
	PPG Industries, Inc.	5.750%	3/15/13	1,050	1,093
	PPG Industries, Inc.	6.650%	3/15/18	950	1,003
	Praxair, Inc.	6.375%	4/1/12	525	581
	Praxair, Inc.	3.950%	6/1/13	200	206
	Praxair, Inc.	4.375%	3/31/14	825	859
	Praxair, Inc.	5.250%	11/15/14	2,000	2,161
	Praxair, Inc.	4.625%	3/30/15	100	104
	Praxair, Inc.	5.200%	3/15/17	325	330
	Reliance Steel & Aluminum	6.200%	11/15/16	100	80
	Reliance Steel & Aluminum	6.850%	11/15/36	100	58
	Rio Tinto Finance USA Ltd.	5.875%	7/15/13	4,075	4,100
	Rio Tinto Finance USA Ltd.	8.950%	5/1/14	5,200	5,764
	Rio Tinto Finance USA Ltd.	6.500%	7/15/18	3,000	3,001
	Rio Tinto Finance USA Ltd.	9.000%	5/1/19	3,700	4,092
	Rio Tinto Finance USA Ltd.	7.125%	7/15/28	1,375	1,307
	Rohm & Haas Co.	6.000%	9/15/17	2,325	2,052
2	Rohm & Haas Co.	9.800%	4/15/20	649	662
	Southern Copper Corp.	7.500%	7/27/35	2,500	2,226
	Vale Overseas Ltd.	6.250%	1/11/16	625	641
	Vale Overseas Ltd.	6.250%	1/23/17	1,425	1,448
	Vale Overseas Ltd.	8.250%	1/17/34	800	871
	Vale Overseas Ltd.	6.875%	11/21/36	5,325	5,021
	Valspar Corp.	7.250%	6/15/19	400	405
	Weyerhaeuser Co.	7.375%	3/15/32	2,975	2,362
	WMC Finance USA	5.125%	5/15/13	575	597

	Capital Goods (1.0%)
	3M Co.	5.125%	11/6/09	425	432
	3M Co.	4.500%	11/1/11	575	611
	3M Co.	6.375%	2/15/28	1,300	1,412
	3M Co.	5.700%	3/15/37	850	877
	Allied Waste North America Inc.	7.875%	4/15/13	1,275	1,304
	Allied Waste North America Inc.	7.125%	5/15/16	6,550	6,566
2,3	BAE Systems Asset Trust	7.156%	12/15/11	404	419
3	BAE Systems Holdings Inc.	5.200%	8/15/15	100	99
	Bemis Co. Inc.	4.875%	4/1/12	575	540
	Black & Decker Corp.	7.125%	6/1/11	375	393
	Black & Decker Corp.	5.750%	11/15/16	625	598
	Boeing Capital Corp.	7.375%	9/27/10	950	1,011
	Boeing Capital Corp.	6.500%	2/15/12	4,425	4,857
	Boeing Capital Corp.	5.800%	1/15/13	1,475	1,588
	Boeing Co.	5.000%	3/15/14	100	105
	Boeing Co.	6.000%	3/15/19	725	787
	Boeing Co.	8.750%	8/15/21	200	256
	Boeing Co.	7.250%	6/15/25	1,025	1,130
	Boeing Co.	8.750%	9/15/31	300	380
	Boeing Co.	6.125%	2/15/33	225	221
	Boeing Co.	6.625%	2/15/38	525	568
	Caterpillar Financial Services Corp.	4.300%	6/1/10	2,650	2,733
	Caterpillar Financial Services Corp.	5.125%	10/12/11	100	105
	Caterpillar Financial Services Corp.	4.850%	12/7/12	100	105
	Caterpillar Financial Services Corp.	4.250%	2/8/13	1,725	1,733

35

Total Bond Market II Index Fund

				Face	Market
			Maturity	Amount	Value•
		Coupon	Date	($000)	($000)
	Caterpillar Financial Services Corp.	6.125%	2/17/14	5,400	5,784
	Caterpillar Financial Services Corp.	4.750%	2/17/15	1,350	1,319
	Caterpillar Financial Services Corp.	4.625%	6/1/15	775	744
	Caterpillar Financial Services Corp.	7.150%	2/15/19	6,500	6,974
	Caterpillar, Inc.	7.000%	12/15/13	425	468
	Caterpillar, Inc.	7.900%	12/15/18	4,025	4,641
	Caterpillar, Inc.	6.625%	7/15/28	200	207
	Caterpillar, Inc.	7.300%	5/1/31	675	744
	Caterpillar, Inc.	6.050%	8/15/36	1,075	1,037
	Caterpillar, Inc.	8.250%	12/15/38	200	243
	Caterpillar, Inc.	6.950%	5/1/42	325	312
	Caterpillar, Inc.	7.375%	3/1/97	1,825	1,801
	Cooper Industries, Inc.	5.250%	11/15/12	1,275	1,368
	Cooper Industries, Inc.	5.450%	4/1/15	525	526
	CRH America Inc.	5.625%	9/30/11	1,250	1,227
	CRH America Inc.	6.950%	3/15/12	1,825	1,839
	CRH America Inc.	5.300%	10/15/13	450	410
	CRH America Inc.	6.000%	9/30/16	3,950	3,438
	CRH America Inc.	8.125%	7/15/18	3,275	3,174
	CRH America Inc.	6.400%	10/15/33	625	462
	Danaher Corp.	5.625%	1/15/18	850	888
	Deere & Co.	6.950%	4/25/14	1,650	1,873
	Deere & Co.	8.100%	5/15/30	1,525	1,847
	Deere & Co.	7.125%	3/3/31	975	1,025
	Dover Corp.	5.450%	3/15/18	2,250	2,301
	Dover Corp.	5.375%	10/15/35	100	94
	Dover Corp.	6.600%	3/15/38	975	1,102
	Eaton Corp.	4.900%	5/15/13	850	859
	Eaton Corp.	5.600%	5/15/18	800	777
	Embraer Overseas Ltd.	6.375%	1/24/17	1,450	1,363
	Emerson Electric Co.	7.125%	8/15/10	1,225	1,303
	Emerson Electric Co.	4.625%	10/15/12	1,800	1,878
	Emerson Electric Co.	4.500%	5/1/13	1,275	1,316
	Emerson Electric Co.	5.250%	10/15/18	2,200	2,294
	Emerson Electric Co.	4.875%	10/15/19	900	911
	General Dynamics Corp.	4.250%	5/15/13	2,850	2,954
	General Dynamics Corp.	5.250%	2/1/14	900	965
	General Electric Co.	5.000%	2/1/13	9,475	9,856
	General Electric Co.	5.250%	12/6/17	5,700	5,614
	Goodrich Corp.	6.125%	3/1/19	3,600	3,652
	Harsco Corp.	5.750%	5/15/18	1,800	1,766
	Honeywell International, Inc.	6.125%	11/1/11	825	905
	Honeywell International, Inc.	5.625%	8/1/12	1,300	1,419
	Honeywell International, Inc.	4.250%	3/1/13	475	491
	Honeywell International, Inc.	3.875%	2/15/14	575	586
	Honeywell International, Inc.	5.400%	3/15/16	425	446
	Honeywell International, Inc.	5.300%	3/15/17	1,375	1,434
	Honeywell International, Inc.	5.300%	3/1/18	175	182
	Honeywell International, Inc.	5.000%	2/15/19	2,375	2,416
	Honeywell International, Inc.	5.700%	3/15/36	700	717
3	Illinois Tool Works, Inc.	5.150%	4/1/14	1,950	2,051
3	Illinois Tool Works, Inc.	6.250%	4/1/19	2,650	2,876
	Ingersoll-Rand Global Holding Co. Ltd.	6.000%	8/15/13	1,425	1,434
	Ingersoll-Rand Global Holding Co. Ltd.	9.500%	4/15/14	175	193
	Ingersoll-Rand Global Holding Co. Ltd.	6.875%	8/15/18	1,850	1,856
	John Deere Capital Corp	4.950%	12/17/12	975	1,020

36

Total Bond Market II Index Fund

				Face	Market
			Maturity	Amount	Value•
		Coupon	Date	($000)	($000)
	John Deere Capital Corp.	5.400%	10/17/11	2,075	2,219
	John Deere Capital Corp.	5.350%	1/17/12	1,200	1,252
	John Deere Capital Corp.	7.000%	3/15/12	2,525	2,783
	John Deere Capital Corp.	5.250%	10/1/12	1,000	1,057
	John Deere Capital Corp.	4.900%	9/9/13	2,925	3,044
	John Deere Capital Corp.	5.500%	4/13/17	150	156
	John Deere Capital Corp.	5.750%	9/10/18	1,275	1,310
	Joy Global, Inc.	6.000%	11/15/16	575	535
	Lafarge SA	6.150%	7/15/11	225	228
	Lafarge SA	6.500%	7/15/16	2,200	1,968
	Lafarge SA	7.125%	7/15/36	3,725	2,834
	Lockheed Martin Corp.	4.121%	3/14/13	625	638
	Lockheed Martin Corp.	7.650%	5/1/16	1,950	2,247
	Lockheed Martin Corp.	7.750%	5/1/26	100	121
	Lockheed Martin Corp.	6.150%	9/1/36	3,075	3,277
	Martin Marietta Materials, Inc.	6.600%	4/15/18	1,850	1,741
	Northrop Grumman Systems Corp.	7.125%	2/15/11	2,500	2,699
	Northrop Grumman Systems Corp.	7.750%	3/1/16	250	288
	Northrop Grumman Systems Corp.	7.875%	3/1/26	525	639
	Northrop Grumman Systems Corp.	7.750%	2/15/31	150	186
	Parker-Hannifin Corp.	5.500%	5/15/18	450	463
	Parker-Hannifin Corp.	6.250%	5/15/38	550	563
	Raytheon Co.	4.850%	1/15/11	550	573
	Raytheon Co.	5.500%	11/15/12	925	1,007
	Raytheon Co.	6.400%	12/15/18	100	111
	Raytheon Co.	7.200%	8/15/27	1,225	1,368
	Republic Services, Inc.	6.750%	8/15/11	625	647
	Republic Services, Inc.	6.086%	3/15/35	825	630
	Rockwell Automation, Inc.	5.650%	12/1/17	600	625
	Rockwell Automation, Inc.	6.700%	1/15/28	425	452
	Rockwell Automation, Inc.	6.250%	12/1/37	1,500	1,567
	Rockwell Collins, Inc.	5.250%	7/15/19	275	282
	Roper Industries Inc.	6.625%	8/15/13	3,175	3,230
3	Smiths Group Inc.	6.050%	5/15/14	925	886
3	Smiths Group Inc.	7.200%	5/15/19	800	750
	Textron, Inc.	6.500%	6/1/12	2,375	2,313
	Textron, Inc.	5.600%	12/1/17	325	263
	Tyco International Group SA	6.750%	2/15/11	3,625	3,776
	Tyco International Group SA	6.375%	10/15/11	2,750	2,900
	Tyco International Group SA	6.000%	11/15/13	1,275	1,300
	Tyco International Group SA	7.000%	12/15/19	1,200	1,176
	United Technologies Corp.	7.125%	11/15/10	250	268
	United Technologies Corp.	6.350%	3/1/11	2,375	2,550
	United Technologies Corp.	6.100%	5/15/12	175	188
	United Technologies Corp.	4.875%	5/1/15	200	215
	United Technologies Corp.	5.375%	12/15/17	3,675	3,959
	United Technologies Corp.	8.875%	11/15/19	1,200	1,646
	United Technologies Corp.	6.700%	8/1/28	325	356
	United Technologies Corp.	7.500%	9/15/29	825	982
	United Technologies Corp.	5.400%	5/1/35	2,025	1,977
	United Technologies Corp.	6.050%	6/1/36	1,525	1,615
	United Technologies Corp.	6.125%	7/15/38	625	674
	Vulcan Materials Co.	6.300%	6/15/13	950	979
	Vulcan Materials Co.	7.000%	6/15/18	1,550	1,498
	Waste Management, Inc.	7.375%	8/1/10	300	315
	Waste Management, Inc.	6.375%	11/15/12	325	348

37

Total Bond Market II Index Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
Waste Management, Inc.	5.000%	3/15/14	100	98
Waste Management, Inc.	6.375%	3/11/15	225	235
Waste Management, Inc.	7.375%	3/11/19	3,750	4,059
Waste Management, Inc.	7.750%	5/15/32	100	107
WMX Technologies Inc.	7.100%	8/1/26	325	306

Communication (2.2%)
America Movil SA de C.V.	5.500%	3/1/14	650	660
America Movil SA de C.V.	5.750%	1/15/15	1,375	1,388
America Movil SA de C.V.	6.375%	3/1/35	2,600	2,454
America Movil SA de C.V.	6.125%	11/15/37	1,575	1,423
AT&T Inc.	5.300%	11/15/10	1,300	1,352
AT&T Inc.	6.250%	3/15/11	3,500	3,719
AT&T Inc.	7.300%	11/15/11	1,375	1,510
AT&T Inc.	5.875%	2/1/12	1,975	2,114
AT&T Inc.	5.875%	8/15/12	1,925	2,065
AT&T Inc.	4.950%	1/15/13	4,450	4,636
AT&T Inc.	6.700%	11/15/13	5,325	5,837
AT&T Inc.	4.850%	2/15/14	2,175	2,263
AT&T Inc.	5.100%	9/15/14	4,725	4,924
AT&T Inc.	5.625%	6/15/16	5,225	5,391
AT&T Inc.	5.500%	2/1/18	1,600	1,597
AT&T Inc.	5.600%	5/15/18	1,150	1,155
AT&T Inc.	5.800%	2/15/19	7,775	7,921
AT&T Inc.	8.000%	11/15/31	7,075	8,157
AT&T Inc.	6.450%	6/15/34	2,025	2,057
AT&T Inc.	6.500%	9/1/37	6,375	6,235
AT&T Inc.	6.300%	1/15/38	3,600	3,497
AT&T Inc.	6.400%	5/15/38	2,125	2,078
AT&T Inc.	6.550%	2/15/39	3,225	3,215
AT&T Wireless	7.875%	3/1/11	4,050	4,376
AT&T Wireless	8.125%	5/1/12	3,450	3,868
AT&T Wireless	8.750%	3/1/31	2,600	3,249
BellSouth Capital Funding Corp.	7.875%	2/15/30	3,200	3,369
BellSouth Corp.	5.200%	9/15/14	425	444
BellSouth Corp.	5.200%	12/15/16	1,875	1,907
BellSouth Corp.	6.875%	10/15/31	1,625	1,663
BellSouth Corp.	6.550%	6/15/34	1,750	1,699
BellSouth Corp.	6.000%	11/15/34	1,175	1,120
BellSouth Telecommunications Inc.	6.375%	6/1/28	2,750	2,677
British Telecommunications PLC	9.125%	12/15/10	2,750	2,921
British Telecommunications PLC	5.150%	1/15/13	825	823
British Telecommunications PLC	5.950%	1/15/18	4,525	4,080
British Telecommunications PLC	9.625%	12/15/30	3,975	4,386
CBS Corp.	6.625%	5/15/11	1,375	1,394
CBS Corp.	5.625%	8/15/12	1,100	1,085
CBS Corp.	4.625%	5/15/18	100	77
CBS Corp.	8.875%	5/15/19	1,100	1,079
CBS Corp.	7.875%	7/30/30	450	358
CBS Corp.	5.500%	5/15/33	200	134
CenturyTel Enterprises	6.875%	1/15/28	300	254
CenturyTel, Inc.	7.875%	8/15/12	650	685
CenturyTel, Inc.	6.000%	4/1/17	100	93
Cingular Wireless LLC	6.500%	12/15/11	1,875	2,009
Cingular Wireless LLC	7.125%	12/15/31	3,575	3,762
Comcast Cable Communications Holdings Inc.	8.375%	3/15/13	150	168

38

Total Bond Market II Index Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
Comcast Cable Communications Holdings Inc.	9.455%	11/15/22	2,000	2,359
Comcast Cable Communications, Inc.	6.750%	1/30/11	5,325	5,625
Comcast Cable Communications, Inc.	8.875%	5/1/17	975	1,149
Comcast Corp.	5.500%	3/15/11	850	889
Comcast Corp.	5.300%	1/15/14	1,850	1,907
Comcast Corp.	6.500%	1/15/15	1,350	1,434
Comcast Corp.	5.900%	3/15/16	6,650	6,826
Comcast Corp.	6.500%	1/15/17	150	158
Comcast Corp.	6.300%	11/15/17	3,475	3,618
Comcast Corp.	5.875%	2/15/18	3,800	3,838
Comcast Corp.	5.700%	5/15/18	1,875	1,872
Comcast Corp.	5.700%	7/1/19	1,275	1,268
Comcast Corp.	6.500%	11/15/35	6,125	6,107
Comcast Corp.	6.950%	8/15/37	2,000	2,083
Comcast Corp.	6.400%	5/15/38	925	910
Comcast Corp.	6.550%	7/1/39	1,300	1,296
Cox Communications, Inc.	6.750%	3/15/11	3,325	3,531
Cox Communications, Inc.	7.125%	10/1/12	2,625	2,800
Cox Communications, Inc.	5.450%	12/15/14	3,250	3,244
Cox Communications, Inc.	5.500%	10/1/15	100	97
Deutsche Telekom International Finance	0.00%	6/15/10		—
Deutsche Telekom International Finance	5.875%	8/20/13	100	105
Deutsche Telekom International Finance	5.750%	3/23/16	2,500	2,579
Deutsche Telekom International Finance	6.750%	8/20/18	100	106
Deutsche Telekom International Finance	8.750%	6/15/30	5,950	6,995
Embarq Corp.	6.738%	6/1/13	100	101
Embarq Corp.	7.082%	6/1/16	6,050	5,891
Embarq Corp.	7.995%	6/1/36	975	843
France Telecom	7.750%	3/1/11	7,800	8,431
France Telecom	8.500%	3/1/31	5,175	6,677
Grupo Televisa SA	6.625%	3/18/25	1,300	1,173
Grupo Televisa SA	8.500%	3/11/32	200	215
GTE Corp.	8.750%	11/1/21	950	1,092
GTE Corp.	6.940%	4/15/28	1,050	1,074
Koninklijke KPN NV	8.000%	10/1/10	700	734
Koninklijke KPN NV	8.375%	10/1/30	1,550	1,770
McGraw-Hill Cos. Inc.	5.375%	11/15/12	750	780
McGraw-Hill Cos. Inc.	5.900%	11/15/17	1,750	1,659
McGraw-Hill Cos. Inc.	6.550%	11/15/37	1,600	1,489
New England Telephone & Telegraph Co.	7.875%	11/15/29	1,225	1,263
News America Holdings, Inc.	8.000%	10/17/16	1,450	1,551
News America Holdings, Inc.	7.700%	10/30/25	200	190
News America Holdings, Inc.	8.150%	10/17/36	625	659
News America Holdings, Inc.	7.750%	12/1/45	425	378
News America Inc.	5.300%	12/15/14	325	330
News America Inc.	6.550%	3/15/33	100	89
News America Inc.	6.200%	12/15/34	5,500	4,680
News America Inc.	6.400%	12/15/35	7,100	6,190
Omnicom Group Inc.	5.900%	4/15/16	225	226
Pacific Bell	7.125%	3/15/26	425	429
Qwest Communications International Inc.	7.875%	9/1/11	1,600	1,592
Qwest Communications International Inc.	8.875%	3/15/12	1,725	1,725
Qwest Communications International Inc.	7.500%	10/1/14	2,625	2,497
Qwest Communications International Inc.	6.500%	6/1/17	1,125	990
R.R. Donnelley & Sons Co.	5.625%	1/15/12	600	577
R.R. Donnelley & Sons Co.	4.950%	4/1/14	400	349

39

Total Bond Market II Index Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
R.R. Donnelley & Sons Co.	5.500%	5/15/15	425	364
Reed Elsevier Capital	4.625%	6/15/12	375	359
Reed Elsevier Capital	7.750%	1/15/14	1,300	1,392
Reed Elsevier Capital	8.625%	1/15/19	1,275	1,451
Rogers Communications Inc.	7.250%	12/15/12	850	925
Rogers Communications Inc.	6.375%	3/1/14	5,325	5,708
Rogers Communications Inc.	5.500%	3/15/14	1,750	1,809
Rogers Communications Inc.	6.800%	8/15/18	5,800	6,216
Rogers Communications Inc.	7.500%	8/15/38	100	112
TCI Communications, Inc.	8.750%	8/1/15	4,175	4,839
TCI Communications, Inc.	7.875%	2/15/26	300	330
Tele-Communications, Inc.	7.875%	8/1/13	4,475	4,937
Telecom Italia Capital S.A.	6.175%	6/18/14	2,050	2,074
Telecom Italia Capital S.A.	7.175%	6/18/19	2,550	2,604
Telecom Italia Capital S.A.	4.875%	10/1/10	750	758
Telecom Italia Capital S.A.	6.200%	7/18/11	3,075	3,197
Telecom Italia Capital S.A.	5.250%	11/15/13	1,975	1,948
Telecom Italia Capital S.A.	4.950%	9/30/14	1,050	1,015
Telecom Italia Capital S.A.	5.250%	10/1/15	2,175	2,107
Telecom Italia Capital S.A.	6.999%	6/4/18	200	204
Telecom Italia Capital S.A.	6.375%	11/15/33	2,875	2,567
Telecom Italia Capital S.A.	6.000%	9/30/34	200	167
Telecom Italia Capital S.A.	7.200%	7/18/36	1,100	1,070
Telecom Italia Capital S.A.	7.721%	6/4/38	325	331
Telefonica Emisiones SAU	5.984%	6/20/11	2,625	2,772
Telefonica Emisiones SAU	5.855%	2/4/13	525	555
Telefonica Emisiones SAU	4.949%	1/15/15	3,775	3,857
Telefonica Emisiones SAU	6.421%	6/20/16	4,975	5,315
Telefonica Emisiones SAU	5.877%	7/15/19	1,975	2,036
Telefonica Emisiones SAU	7.045%	6/20/36	2,175	2,420
Telefonica Europe BV	7.750%	9/15/10	3,550	3,741
Telefonica Europe BV	8.250%	9/15/30	1,500	1,880
Telefonos de Mexico SA	5.500%	1/27/15	5,725	5,710
Telus Corp.	8.000%	6/1/11	1,625	1,742
Thomson Reuters Corp.	6.200%	1/5/12	1,525	1,580
Thomson Reuters Corp.	5.950%	7/15/13	725	740
Thomson Reuters Corp.	5.700%	10/1/14	2,775	2,789
Thomson Reuters Corp.	6.500%	7/15/18	250	260
Thomson Reuters Corp.	5.500%	8/15/35	1,500	1,191
Time Warner Cable Inc.	5.400%	7/2/12	1,925	1,999
Time Warner Cable Inc.	6.200%	7/1/13	2,775	2,921
Time Warner Cable Inc.	8.250%	2/14/14	1,225	1,372
Time Warner Cable Inc.	7.500%	4/1/14	1,475	1,626
Time Warner Cable Inc.	5.850%	5/1/17	6,450	6,408
Time Warner Cable Inc.	6.750%	7/1/18	4,550	4,728
Time Warner Cable Inc.	8.750%	2/14/19	2,100	2,446
Time Warner Cable Inc.	8.250%	4/1/19	8,050	9,131
Time Warner Cable Inc.	6.550%	5/1/37	975	925
Time Warner Cable Inc.	6.750%	6/15/39	700	676
Time Warner Entertainment	10.150%	5/1/12	375	412
Time Warner Entertainment	8.875%	10/1/12	550	607
Time Warner Entertainment	8.375%	3/15/23	800	879
Time Warner Entertainment	8.375%	7/15/33	2,975	3,308
US Cellular	6.700%	12/15/33	1,025	996
US West Communications Group	7.500%	6/15/23	1,325	1,058
US West Communications Group	6.875%	9/15/33	2,900	2,102

40

Total Bond Market II Index Fund

				Face	Market
			Maturity	Amount	Value•
		Coupon	Date	($000)	($000)
	Verizon Communications Inc.	5.350%	2/15/11	1,800	1,882
	Verizon Communications Inc.	5.250%	4/15/13	1,175	1,237
	Verizon Communications Inc.	4.900%	9/15/15	575	574
	Verizon Communications Inc.	5.550%	2/15/16	3,675	3,782
	Verizon Communications Inc.	5.500%	2/15/18	7,750	7,842
	Verizon Communications Inc.	6.100%	4/15/18	3,000	3,108
	Verizon Communications Inc.	8.750%	11/1/18	1,775	2,109
	Verizon Communications Inc.	6.350%	4/1/19	3,950	4,117
	Verizon Communications Inc.	5.850%	9/15/35	5,150	4,796
	Verizon Communications Inc.	6.250%	4/1/37	525	510
	Verizon Communications Inc.	6.400%	2/15/38	2,075	2,042
	Verizon Communications Inc.	6.900%	4/15/38	150	156
	Verizon Communications Inc.	8.950%	3/1/39	4,300	5,490
	Verizon Communications Inc.	7.350%	4/1/39	5,425	5,897
	Verizon Global Funding Corp.	7.250%	12/1/10	175	186
	Verizon Global Funding Corp.	6.875%	6/15/12	5,750	6,336
	Verizon Global Funding Corp.	7.375%	9/1/12	1,700	1,909
	Verizon Global Funding Corp.	4.375%	6/1/13	200	205
	Verizon Global Funding Corp.	7.750%	12/1/30	2,375	2,685
	Verizon Maryland, Inc.	6.125%	3/1/12	100	106
	Verizon Maryland, Inc.	5.125%	6/15/33	175	129
	Verizon New England, Inc.	6.500%	9/15/11	1,450	1,549
	Verizon New Jersey, Inc.	5.875%	1/17/12	1,700	1,773
	Verizon New York, Inc.	6.875%	4/1/12	900	956
	Verizon New York, Inc.	7.375%	4/1/32	650	636
	Verizon Pennsylvania, Inc.	5.650%	11/15/11	2,900	3,063
	Verizon Virginia, Inc.	4.625%	3/15/13	1,725	1,731
3	Verizon Wireless Capital LLC	3.750%	5/20/11	2,875	2,929
3	Verizon Wireless Capital LLC	5.250%	2/1/12	3,050	3,202
3	Verizon Wireless Capital LLC	7.375%	11/15/13	9,275	10,383
3	Verizon Wireless Capital LLC	5.550%	2/1/14	4,325	4,577
3	Verizon Wireless Capital LLC	8.500%	11/15/18	3,950	4,767
	Vodafone Group PLC	5.350%	2/27/12	1,375	1,448
	Vodafone Group PLC	5.000%	12/16/13	475	492
	Vodafone Group PLC	5.375%	1/30/15	1,500	1,560
	Vodafone Group PLC	5.000%	9/15/15	425	430
	Vodafone Group PLC	5.750%	3/15/16	1,825	1,878
	Vodafone Group PLC	5.625%	2/27/17	4,150	4,240
	Vodafone Group PLC	5.450%	6/10/19	3,100	3,068
	Vodafone Group PLC	7.875%	2/15/30	1,525	1,757
	Vodafone Group PLC	6.250%	11/30/32	2,675	2,768
	Vodafone Group PLC	6.150%	2/27/37	1,125	1,107
	Washington Post Co.	7.250%	2/1/19	875	907
	WPP Finance USA Corp.	5.875%	6/15/14	1,125	1,049
	WPP Finance USA Corp.	8.000%	9/15/14	625	635

	Consumer Cyclical (1.0%)
	Best Buy Co.	6.750%	7/15/13	2,875	2,978
	Costco Wholesale Corp.	5.500%	3/15/17	3,500	3,743
	CVS Caremark Corp.	5.750%	8/15/11	875	931
	CVS Caremark Corp.	4.875%	9/15/14	750	756
	CVS Caremark Corp.	5.750%	6/1/17	750	753
	CVS Caremark Corp.	6.600%	3/15/19	4,525	4,816
	CVS Caremark Corp.	6.250%	6/1/27	5,150	5,260
2	CVS Caremark Corp.	6.302%	6/1/37	1,550	1,151
	Daimler Finance North America LLC	6.500%	11/15/13	4,975	5,110

41

Total Bond Market II Index Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
DaimlerChrysler North America Holding Corp.	5.875%	3/15/11	200	203
DaimlerChrysler North America Holding Corp.	5.750%	9/8/11	3,050	3,095
DaimlerChrysler North America Holding Corp.	7.300%	1/15/12	7,050	7,279
DaimlerChrysler North America Holding Corp.	8.500%	1/18/31	2,600	2,726
Darden Restaurants Inc.	5.625%	10/15/12	1,625	1,648
Darden Restaurants Inc.	6.200%	10/15/17	2,125	2,029
Darden Restaurants Inc.	6.800%	10/15/37	950	807
Historic TW, Inc.	9.125%	1/15/13	1,475	1,632
Historic TW, Inc.	9.150%	2/1/23	3,425	3,666
Historic TW, Inc.	6.625%	5/15/29	2,925	2,601
Home Depot Inc.	4.625%	8/15/10	2,675	2,732
Home Depot Inc.	5.200%	3/1/11	325	337
Home Depot Inc.	5.250%	12/16/13	3,300	3,387
Home Depot Inc.	5.400%	3/1/16	6,900	6,833
Home Depot Inc.	5.875%	12/16/36	2,000	1,777
Johnson Controls, Inc.	5.250%	1/15/11	1,000	1,010
Johnson Controls, Inc.	6.000%	1/15/36	350	243
Kohl’s Corp.	6.250%	12/15/17	850	871
Kohl’s Corp.	6.000%	1/15/33	300	266
Kohl’s Corp.	6.875%	12/15/37	700	696
Lowe’s Cos., Inc.	5.600%	9/15/12	850	915
Lowe’s Cos., Inc.	5.400%	10/15/16	1,925	2,022
Lowe’s Cos., Inc.	6.100%	9/15/17	875	944
Lowe’s Cos., Inc.	6.875%	2/15/28	350	379
Lowe’s Cos., Inc.	6.500%	3/15/29	1,050	1,095
Lowe’s Cos., Inc.	5.800%	10/15/36	2,175	2,125
Marriott International	4.625%	6/15/12	1,000	988
Marriott International	5.625%	2/15/13	850	836
Marriott International	6.200%	6/15/16	550	517
Marriott International	6.375%	6/15/17	650	611
McDonald’s Corp.	6.000%	4/15/11	975	1,049
McDonald’s Corp.	5.300%	3/15/17	300	317
McDonald’s Corp.	5.800%	10/15/17	1,825	1,996
McDonald’s Corp.	5.350%	3/1/18	1,875	1,978
McDonald’s Corp.	5.000%	2/1/19	1,025	1,066
McDonald’s Corp.	6.300%	10/15/37	750	810
McDonald’s Corp.	6.300%	3/1/38	4,325	4,674
McDonald’s Corp.	5.700%	2/1/39	850	847
MDC Holdings Inc.	5.500%	5/15/13	750	726
Nordstrom, Inc.	6.750%	6/1/14	175	182
Nordstrom, Inc.	6.250%	1/15/18	525	519
Nordstrom, Inc.	6.950%	3/15/28	425	385
Nordstrom, Inc.	7.000%	1/15/38	475	431
Paccar Inc.	6.875%	2/15/14	1,200	1,326
Staples Inc.	7.750%	4/1/11	725	767
Staples Inc.	9.750%	1/15/14	6,800	7,616
Target Corp.	7.500%	8/15/10	550	585
Target Corp.	6.350%	1/15/11	675	719
Target Corp.	5.875%	3/1/12	1,825	1,972
Target Corp.	5.125%	1/15/13	625	664
Target Corp.	4.000%	6/15/13	600	609
Target Corp.	5.875%	7/15/16	3,575	3,863
Target Corp.	5.375%	5/1/17	100	103
Target Corp.	6.000%	1/15/18	2,825	3,006
Target Corp.	7.000%	7/15/31	1,425	1,462
Target Corp.	6.350%	11/1/32	1,650	1,616

42

Total Bond Market II Index Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
Target Corp.	6.500%	10/15/37	1,875	1,869
Target Corp.	7.000%	1/15/38	1,900	2,017
The Walt Disney Co.	5.700%	7/15/11	4,500	4,842
The Walt Disney Co.	6.375%	3/1/12	700	769
The Walt Disney Co.	4.700%	12/1/12	100	107
The Walt Disney Co.	4.500%	12/15/13	2,300	2,400
The Walt Disney Co.	5.625%	9/15/16	2,425	2,634
The Walt Disney Co.	5.875%	12/15/17	1,875	2,079
The Walt Disney Co.	7.000%	3/1/32	325	380
Time Warner COS, Inc.	7.570%	2/1/24	325	310
Time Warner COS, Inc.	6.950%	1/15/28	150	139
Time Warner, Inc.	6.750%	4/15/11	2,450	2,562
Time Warner, Inc.	5.500%	11/15/11	1,475	1,524
Time Warner, Inc.	6.875%	5/1/12	1,825	1,948
Time Warner, Inc.	5.875%	11/15/16	2,525	2,495
Time Warner, Inc.	7.625%	4/15/31	3,100	3,004
Time Warner, Inc.	7.700%	5/1/32	2,050	2,002
Time Warner, Inc.	6.500%	11/15/36	1,900	1,666
TJX Companies, Inc.	6.950%	4/15/19	1,075	1,207
Toll Brothers Finance Corp.	6.875%	11/15/12	200	193
Toll Brothers Finance Corp.	5.950%	9/15/13	225	212
Toll Brothers Finance Corp.	5.150%	5/15/15	1,000	886
Toyota Motor Credit Corp.	4.350%	12/15/10	1,425	1,474
Toyota Motor Credit Corp.	5.450%	5/18/11	1,025	1,084
VF Corp.	5.950%	11/1/17	850	851
VF Corp.	6.450%	11/1/37	850	795
Viacom Inc.	5.750%	4/30/11	825	848
Viacom Inc.	6.250%	4/30/16	1,625	1,592
Viacom Inc.	6.125%	10/5/17	1,250	1,211
Viacom Inc.	6.875%	4/30/36	100	93
Wal-Mart Stores, Inc.	4.125%	7/1/10	2,350	2,418
Wal-Mart Stores, Inc.	4.750%	8/15/10	1,825	1,897
Wal-Mart Stores, Inc.	4.125%	2/15/11	5,475	5,714
Wal-Mart Stores, Inc.	4.250%	4/15/13	25	26
Wal-Mart Stores, Inc.	4.550%	5/1/13	2,250	2,368
Wal-Mart Stores, Inc.	7.250%	6/1/13	550	635
Wal-Mart Stores, Inc.	3.200%	5/15/14	1,800	1,793
Wal-Mart Stores, Inc.	4.500%	7/1/15	2,225	2,257
Wal-Mart Stores, Inc.	5.375%	4/5/17	625	659
Wal-Mart Stores, Inc.	5.800%	2/15/18	5,625	6,152
Wal-Mart Stores, Inc.	5.875%	4/5/27	6,150	6,371
Wal-Mart Stores, Inc.	7.550%	2/15/30	3,650	4,606
Wal-Mart Stores, Inc.	5.250%	9/1/35	1,425	1,362
Wal-Mart Stores, Inc.	6.500%	8/15/37	5,250	5,856
Wal-Mart Stores, Inc.	6.200%	4/15/38	575	622
Walgreen Co.	4.875%	8/1/13	3,575	3,776
Walgreen Co.	5.250%	1/15/19	1,675	1,748
Western Union Co.	5.400%	11/17/11	225	235
Western Union Co.	6.500%	2/26/14	3,275	3,513
Western Union Co.	5.930%	10/1/16	1,825	1,841
Western Union Co.	6.200%	11/17/36	950	866
Yum! Brands, Inc.	8.875%	4/15/11	950	1,036
Yum! Brands, Inc.	7.700%	7/1/12	775	826
Yum! Brands, Inc.	6.250%	4/15/16	100	102
Yum! Brands, Inc.	6.250%	3/15/18	700	718
Yum! Brands, Inc.	6.875%	11/15/37	3,050	3,070

43

Total Bond Market II Index Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
Consumer Noncyclical (2.4%)
Abbott Laboratories	3.750%	3/15/11	1,725	1,783
Abbott Laboratories	5.600%	5/15/11	2,025	2,173
Abbott Laboratories	5.150%	11/30/12	1,100	1,194
Abbott Laboratories	4.350%	3/15/14	2,075	2,156
Abbott Laboratories	5.875%	5/15/16	4,900	5,316
Abbott Laboratories	5.600%	11/30/17	4,450	4,797
Abbott Laboratories	5.125%	4/1/19	925	953
Abbott Laboratories	6.150%	11/30/37	950	1,038
Abbott Laboratories	6.000%	4/1/39	575	610
Allergan Inc.	5.750%	4/1/16	400	394
Altria Group, Inc.	8.500%	11/10/13	8,450	9,649
Altria Group, Inc.	9.700%	11/10/18	3,300	3,775
Altria Group, Inc.	9.250%	8/6/19	75	84
Altria Group, Inc.	9.950%	11/10/38	6,750	7,823
Altria Group, Inc.	10.200%	2/6/39	4,625	5,458
AmerisourceBergen Corp.	5.625%	9/15/12	425	436
AmerisourceBergen Corp.	5.875%	9/15/15	2,825	2,732
Amgen Inc.	4.850%	11/18/14	1,675	1,773
Amgen Inc.	5.850%	6/1/17	5,750	6,160
Amgen Inc.	5.700%	2/1/19	1,350	1,434
Amgen Inc.	6.375%	6/1/37	1,350	1,442
Amgen Inc.	6.400%	2/1/39	4,225	4,474
Anheuser-Busch Cos., Inc.	6.000%	4/15/11	725	762
Anheuser-Busch Cos., Inc.	4.375%	1/15/13	1,150	1,141
Anheuser-Busch Cos., Inc.	5.600%	3/1/17	1,375	1,356
Anheuser-Busch Cos., Inc.	5.500%	1/15/18	2,950	2,877
Anheuser-Busch Cos., Inc.	6.800%	8/20/32	775	718
Anheuser-Busch Cos., Inc.	5.750%	4/1/36	1,875	1,459
Archer-Daniels-Midland Co.	8.375%	4/15/17	100	122
Archer-Daniels-Midland Co.	5.450%	3/15/18	2,975	3,149
Archer-Daniels-Midland Co.	7.000%	2/1/31	1,075	1,180
Archer-Daniels-Midland Co.	5.935%	10/1/32	1,775	1,723
Archer-Daniels-Midland Co.	5.375%	9/15/35	1,850	1,739
Archer-Daniels-Midland Co.	6.450%	1/15/38	650	702
AstraZeneca PLC	5.400%	9/15/12	3,150	3,410
AstraZeneca PLC	5.400%	6/1/14	2,925	3,176
AstraZeneca PLC	5.900%	9/15/17	4,225	4,523
AstraZeneca PLC	6.450%	9/15/37	5,325	5,887
Baxter Finco, BV	4.750%	10/15/10	1,950	2,021
Baxter International, Inc.	5.900%	9/1/16	875	939
Baxter International, Inc.	6.250%	12/1/37	1,175	1,279
Becton, Dickinson & Co.	5.000%	5/15/19	450	463
Biogen Idec Inc.	6.000%	3/1/13	750	766
Biogen Idec Inc.	6.875%	3/1/18	4,300	4,412
Bottling Group LLC	4.625%	11/15/12	5,025	5,359
Bottling Group LLC	5.000%	11/15/13	2,700	2,926
Bottling Group LLC	6.950%	3/15/14	2,325	2,665
Bottling Group LLC	5.500%	4/1/16	1,925	2,010
Bristol-Myers Squibb Co.	5.250%	8/15/13	650	697
Bristol-Myers Squibb Co.	5.450%	5/1/18	800	847
Bristol-Myers Squibb Co.	7.150%	6/15/23	100	117
Bristol-Myers Squibb Co.	6.800%	11/15/26	100	115
Bristol-Myers Squibb Co.	5.875%	11/15/36	3,100	3,299
Bristol-Myers Squibb Co.	6.125%	5/1/38	625	679
Bristol-Myers Squibb Co.	6.875%	8/1/97	325	325

44

Total Bond Market II Index Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
Bunge Ltd. Finance Corp.	5.100%	7/15/15	575	521
Bunge Ltd. Finance Corp.	8.500%	6/15/19	775	811
C.R. Bard, Inc.	6.700%	12/1/26	1,800	1,796
Campbell Soup Co.	6.750%	2/15/11	2,100	2,263
Cardinal Health, Inc.	5.650%	6/15/12	200	207
Cardinal Health, Inc.	4.000%	6/15/15	100	88
Cardinal Health, Inc.	5.800%	10/15/16	775	747
Cardinal Health, Inc.	5.850%	12/15/17	425	400
Cia. Brasil de Bebidas AmBev	10.500%	12/15/11	1,375	1,581
Cia. Brasil de Bebidas AmBev	8.750%	9/15/13	1,450	1,655
Clorox Co.	4.200%	1/15/10	425	432
Clorox Co.	5.450%	10/15/12	375	397
Clorox Co.	5.000%	1/15/15	525	542
Coca-Cola Co.	5.350%	11/15/17	2,700	2,912
Coca-Cola Co.	4.875%	3/15/19	4,600	4,743
Coca-Cola Enterprises Inc.	5.000%	8/15/13	2,900	3,047
Coca-Cola Enterprises Inc.	7.375%	3/3/14	2,425	2,777
Coca-Cola Enterprises Inc.	4.250%	3/1/15	100	101
Coca-Cola Enterprises Inc.	8.500%	2/1/22	3,250	4,243
Coca-Cola Enterprises Inc.	8.000%	9/15/22	325	403
Coca-Cola Enterprises Inc.	7.000%	10/1/26	1,525	1,694
Coca-Cola Enterprises Inc.	6.950%	11/15/26	1,050	1,155
Coca-Cola Enterprises Inc.	6.750%	9/15/28	475	506
Coca-Cola HBC Finance BV	5.125%	9/17/13	325	322
ConAgra Foods, Inc.	7.875%	9/15/10	154	164
ConAgra Foods, Inc.	6.750%	9/15/11	22	24
ConAgra Foods, Inc.	5.875%	4/15/14	1,295	1,377
ConAgra Foods, Inc.	5.819%	6/15/17	225	234
ConAgra Foods, Inc.	7.125%	10/1/26	450	442
ConAgra Foods, Inc.	7.000%	10/1/28	250	241
ConAgra Foods, Inc.	8.250%	9/15/30	500	539
Covidien International	5.450%	10/15/12	725	766
Covidien International	6.000%	10/15/17	1,525	1,625
Covidien International	6.550%	10/15/37	1,575	1,733
Delhaize America Inc.	5.875%	2/1/14	1,400	1,431
Delhaize America Inc.	9.000%	4/15/31	625	762
Diageo Capital PLC	7.250%	11/1/09	100	102
Diageo Capital PLC	5.200%	1/30/13	2,425	2,541
Diageo Capital PLC	7.375%	1/15/14	3,100	3,532
Diageo Capital PLC	5.500%	9/30/16	425	440
Diageo Capital PLC	5.750%	10/23/17	2,500	2,646
Diageo Capital PLC	5.875%	9/30/36	200	203
Diageo Finance BV	5.300%	10/28/15	1,800	1,853
Dr. Pepper Snapple Group	6.120%	5/1/13	525	550
Dr. Pepper Snapple Group	6.820%	5/1/18	1,600	1,703
Dr. Pepper Snapple Group	7.450%	5/1/38	425	447
Eli Lilly & Co.	3.550%	3/6/12	1,000	1,039
Eli Lilly & Co.	6.000%	3/15/12	950	1,045
Eli Lilly & Co.	4.200%	3/6/14	100	103
Eli Lilly & Co.	5.200%	3/15/17	2,625	2,732
Eli Lilly & Co.	5.500%	3/15/27	2,150	2,156
Eli Lilly & Co.	5.550%	3/15/37	200	201
Estee Lauder Ace Trust I	6.000%	5/15/37	200	190
Express Scripts, Inc.	5.250%	6/15/12	1,625	1,678
Express Scripts, Inc.	6.250%	6/15/14	1,600	1,691
Express Scripts, Inc.	7.250%	6/15/19	650	722

45

Total Bond Market II Index Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
Fortune Brands Inc.	5.125%	1/15/11	1,475	1,482
Fortune Brands Inc.	6.375%	6/15/14	1,300	1,294
Fortune Brands Inc.	5.375%	1/15/16	1,500	1,383
Fortune Brands Inc.	5.875%	1/15/36	875	670
Genentech Inc.	4.400%	7/15/10	425	439
Genentech Inc.	4.750%	7/15/15	800	835
Genentech Inc.	5.250%	7/15/35	975	926
General Mills, Inc.	6.000%	2/15/12	5,525	5,944
General Mills, Inc.	5.650%	9/10/12	625	674
General Mills, Inc.	5.250%	8/15/13	1,650	1,728
General Mills, Inc.	5.200%	3/17/15	2,000	2,112
General Mills, Inc.	5.700%	2/15/17	8,025	8,530
GlaxoSmithKline Capital Inc.	4.850%	5/15/13	4,125	4,326
GlaxoSmithKline Capital Inc.	4.375%	4/15/14	1,800	1,841
GlaxoSmithKline Capital Inc.	5.650%	5/15/18	4,850	5,117
GlaxoSmithKline Capital Inc.	5.375%	4/15/34	950	897
GlaxoSmithKline Capital Inc.	6.375%	5/15/38	6,175	6,648
Grand Metropolitan Investment Corp.	9.000%	8/15/11	1,050	1,178
Grand Metropolitan Investment Corp.	7.450%	4/15/35	200	237
H.J. Heinz Co.	5.350%	7/15/13	625	648
H.J. Heinz Finance Co.	6.625%	7/15/11	2,175	2,311
H.J. Heinz Finance Co.	6.750%	3/15/32	1,325	1,337
Hasbro Inc.	6.300%	9/15/17	2,125	2,082
Hershey Foods Corp.	5.450%	9/1/16	425	431
Hospira, Inc.	5.900%	6/15/14	500	495
Hospira, Inc.	6.400%	5/15/15	275	281
Hospira, Inc.	6.050%	3/30/17	100	96
Johnson & Johnson	5.150%	8/15/12	2,225	2,449
Johnson & Johnson	3.800%	5/15/13	1,050	1,095
Johnson & Johnson	5.550%	8/15/17	750	818
Johnson & Johnson	5.150%	7/15/18	550	588
Johnson & Johnson	6.950%	9/1/29	1,300	1,541
Johnson & Johnson	4.950%	5/15/33	1,600	1,510
Johnson & Johnson	5.950%	8/15/37	2,050	2,205
Johnson & Johnson	5.850%	7/15/38	1,850	1,993
Kellogg Co.	6.600%	4/1/11	4,500	4,839
Kellogg Co.	5.125%	12/3/12	1,475	1,579
Kellogg Co.	4.250%	3/6/13	1,375	1,418
Kimberly-Clark Corp.	5.625%	2/15/12	1,075	1,149
Kimberly-Clark Corp.	4.875%	8/15/15	1,875	1,949
Kimberly-Clark Corp.	6.125%	8/1/17	2,475	2,714
Kimberly-Clark Corp.	6.625%	8/1/37	200	230
Kraft Foods, Inc.	4.125%	11/12/09	275	278
Kraft Foods, Inc.	5.625%	11/1/11	7,450	7,909
Kraft Foods, Inc.	6.250%	6/1/12	1,225	1,322
Kraft Foods, Inc.	6.000%	2/11/13	2,950	3,152
Kraft Foods, Inc.	5.250%	10/1/13	100	104
Kraft Foods, Inc.	6.750%	2/19/14	200	221
Kraft Foods, Inc.	6.500%	8/11/17	5,375	5,695
Kraft Foods, Inc.	6.125%	2/1/18	100	104
Kraft Foods, Inc.	6.125%	8/23/18	1,900	1,981
Kraft Foods, Inc.	6.500%	11/1/31	3,275	3,136
Kraft Foods, Inc.	7.000%	8/11/37	3,675	3,899
Kraft Foods, Inc.	6.875%	2/1/38	575	613
Kraft Foods, Inc.	6.875%	1/26/39	1,175	1,247
Kroger Co.	6.800%	4/1/11	1,225	1,304

46

Total Bond Market II Index Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
Kroger Co.	6.750%	4/15/12	100	108
Kroger Co.	6.200%	6/15/12	1,950	2,087
Kroger Co.	5.500%	2/1/13	425	443
Kroger Co.	5.000%	4/15/13	1,050	1,076
Kroger Co.	4.950%	1/15/15	850	847
Kroger Co.	6.400%	8/15/17	200	213
Kroger Co.	6.800%	12/15/18	1,400	1,525
Kroger Co.	6.150%	1/15/20	1,475	1,512
Kroger Co.	7.700%	6/1/29	2,800	3,065
Kroger Co.	8.000%	9/15/29	3,775	4,258
Kroger Co.	7.500%	4/1/31	625	715
Kroger Co.	6.900%	4/15/38	625	677
Laboratory Corp. of America	5.500%	2/1/13	425	419
Laboratory Corp. of America	5.625%	12/15/15	850	795
Lorillard Tobacco Co.	8.125%	6/23/19	2,550	2,629
McKesson Corp.	7.750%	2/1/12	450	493
McKesson Corp.	5.250%	3/1/13	3,450	3,538
Medco Health Solutions	6.125%	3/15/13	100	103
Medco Health Solutions	7.250%	8/15/13	925	988
Medco Health Solutions	7.125%	3/15/18	2,225	2,342
Medtronic Inc.	4.750%	9/15/15	1,775	1,880
Merck & Co.	1.875%	6/30/11	3,000	3,019
Merck & Co.	5.125%	11/15/11	725	782
Merck & Co.	4.375%	2/15/13	1,225	1,279
Merck & Co.	4.750%	3/1/15	1,200	1,277
Merck & Co.	4.000%	6/30/15	2,000	2,033
Merck & Co.	5.000%	6/30/19	1,650	1,673
Merck & Co.	6.400%	3/1/28	1,525	1,585
Merck & Co.	5.950%	12/1/28	775	780
Merck & Co.	5.750%	11/15/36	325	334
Merck & Co.	5.850%	6/30/39	900	916
Molson Coors Capital Finance	4.850%	9/22/10	625	634
Novartis Capital Corp.	4.125%	2/10/14	6,525	6,717
Novartis Securities Investment Ltd.	5.125%	2/10/19	4,825	4,913
Pepsi Bottling Group, Inc.	7.000%	3/1/29	1,400	1,637
PepsiAmericas Inc.	5.750%	7/31/12	1,050	1,126
PepsiAmericas Inc.	4.375%	2/15/14	100	101
PepsiAmericas Inc.	4.875%	1/15/15	100	96
PepsiAmericas Inc.	5.000%	5/15/17	1,400	1,333
PepsiCo, Inc.	5.150%	5/15/12	800	865
PepsiCo, Inc.	4.650%	2/15/13	2,900	3,054
PepsiCo, Inc.	3.750%	3/1/14	6,150	6,285
PepsiCo, Inc.	5.000%	6/1/18	3,025	3,129
PepsiCo, Inc.	7.900%	11/1/18	1,150	1,413
Pfizer, Inc.	4.450%	3/15/12	10,750	11,309
Pfizer, Inc.	5.350%	3/15/15	5,200	5,610
Pfizer, Inc.	6.200%	3/15/19	6,850	7,489
Pfizer, Inc.	7.200%	3/15/39	4,050	4,801
Pharmacia Corp.	6.500%	12/1/18	200	224
Pharmacia Corp.	6.600%	12/1/28	625	701
Philip Morris International Inc	5.650%	5/16/18	2,950	3,070
Philip Morris International Inc.	4.875%	5/16/13	3,150	3,301
Philip Morris International Inc.	6.875%	3/17/14	3,900	4,369
Philip Morris International Inc.	6.375%	5/16/38	2,650	2,834
Philips Electronics NV	4.625%	3/11/13	1,300	1,330
Philips Electronics NV	5.750%	3/11/18	3,250	3,275

47

Total Bond Market II Index Fund

				Face	Market
			Maturity	Amount	Value•
		Coupon	Date	($000)	($000)
	Philips Electronics NV	6.875%	3/11/38	1,375	1,473
	Procter & Gamble Co.	4.600%	1/15/14	1,300	1,368
	Procter & Gamble Co.	4.950%	8/15/14	850	914
	Procter & Gamble Co.	3.500%	2/15/15	2,000	2,017
	Procter & Gamble Co.	4.700%	2/15/19	1,775	1,784
	Procter & Gamble Co.	6.450%	1/15/26	2,750	2,990
	Procter & Gamble Co.	5.800%	8/15/34	250	266
	Procter & Gamble Co.	5.550%	3/5/37	2,950	2,999
2	Procter & Gamble Co. ESOP	9.360%	1/1/21	3,250	4,113
	Quest Diagnostic, Inc.	5.450%	11/1/15	1,800	1,746
	Quest Diagnostic, Inc.	6.400%	7/1/17	175	176
	Quest Diagnostic, Inc.	6.950%	7/1/37	1,225	1,237
	Reynolds American, Inc.	6.500%	7/15/10	725	736
	Reynolds American, Inc.	7.250%	6/1/12	1,500	1,545
	Reynolds American, Inc.	7.250%	6/1/13	1,575	1,610
	Reynolds American, Inc.	7.625%	6/1/16	850	850
	Reynolds American, Inc.	6.750%	6/15/17	1,275	1,192
	Reynolds American, Inc.	7.250%	6/15/37	1,525	1,258
	Safeway, Inc.	4.950%	8/16/10	975	1,001
	Safeway, Inc.	6.500%	3/1/11	4,350	4,618
	Safeway, Inc.	5.800%	8/15/12	975	1,040
	Safeway, Inc.	6.250%	3/15/14	3,350	3,605
	Safeway, Inc.	6.350%	8/15/17	325	342
	Safeway, Inc.	7.250%	2/1/31	1,800	2,006
	Sara Lee Corp.	6.125%	11/1/32	2,175	2,023
	Schering-Plough Corp.	5.550%	12/1/13	500	538
	Schering-Plough Corp.	6.000%	9/15/17	2,300	2,457
	Schering-Plough Corp.	6.750%	12/1/33	2,450	2,693
	Schering-Plough Corp.	6.550%	9/15/37	2,950	3,202
	Sysco Corp.	4.200%	2/12/13	625	639
	Sysco Corp.	5.250%	2/12/18	3,875	4,009
	Sysco Corp.	5.375%	9/21/35	1,400	1,327
	Teva Pharmaceutical Finance LLC	5.550%	2/1/16	550	568
	Teva Pharmaceutical Finance LLC	6.150%	2/1/36	2,425	2,488
	Unilever Capital Corp.	7.125%	11/1/10	3,400	3,635
	Unilever Capital Corp.	3.650%	2/15/14	1,525	1,551
	Unilever Capital Corp.	4.800%	2/15/19	700	704
	UST, Inc.	6.625%	7/15/12	200	214
	UST, Inc.	5.750%	3/1/18	1,000	934
	Whirlpool Corp.	5.500%	3/1/13	4,075	3,895
	Whirlpool Corp.	8.600%	5/1/14	900	938
	Wyeth	6.950%	3/15/11	875	948
	Wyeth	5.500%	3/15/13	2,750	2,931
	Wyeth	5.500%	2/1/14	1,350	1,452
	Wyeth	5.500%	2/15/16	5,425	5,611
	Wyeth	5.450%	4/1/17	850	887
	Wyeth	6.450%	2/1/24	525	568
	Wyeth	6.500%	2/1/34	1,450	1,608
	Wyeth	6.000%	2/15/36	2,025	2,101
	Wyeth	5.950%	4/1/37	3,000	3,137

	Energy (1.3%)
	Alberta Energy Co. Ltd.	7.375%	11/1/31	425	459
	Amerada Hess Corp.	6.650%	8/15/11	1,675	1,783
	Amerada Hess Corp.	7.875%	10/1/29	2,225	2,415
	Amerada Hess Corp.	7.125%	3/15/33	1,375	1,383

48

Total Bond Market II Index Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
Anadarko Finance Co.	6.750%	5/1/11	1,450	1,522
Anadarko Finance Co.	7.500%	5/1/31	200	196
Anadarko Petroleum Corp.	5.750%	6/15/14	800	814
Anadarko Petroleum Corp.	5.950%	9/15/16	1,475	1,456
Anadarko Petroleum Corp.	6.950%	6/15/19	500	503
Anadarko Petroleum Corp.	6.450%	9/15/36	2,100	1,896
Anadarko Petroleum Corp.	7.950%	6/15/39	825	861
Apache Corp.	6.250%	4/15/12	875	949
Apache Corp.	5.250%	4/15/13	300	316
Apache Corp.	6.000%	9/15/13	1,925	2,093
Apache Corp.	5.625%	1/15/17	250	262
Apache Corp.	6.900%	9/15/18	3,450	3,949
Apache Corp.	6.000%	1/15/37	1,550	1,631
Apache Finance Canada Corp.	7.750%	12/15/29	400	477
Baker Hughes, Inc.	7.500%	11/15/18	325	382
Baker Hughes, Inc.	6.875%	1/15/29	300	315
BJ Services Co.	6.000%	6/1/18	850	820
BP Capital Markets PLC	3.125%	3/10/12	200	204
BP Capital Markets PLC	5.250%	11/7/13	4,225	4,539
BP Capital Markets PLC	3.625%	5/8/14	3,650	3,669
BP Capital Markets PLC	3.875%	3/10/15	1,050	1,069
BP Capital Markets PLC	4.750%	3/10/19	5,300	5,314
Burlington Resources, Inc.	6.680%	2/15/11	1,400	1,496
Burlington Resources, Inc.	6.500%	12/1/11	1,400	1,535
Burlington Resources, Inc.	7.200%	8/15/31	300	313
Burlington Resources, Inc.	7.400%	12/1/31	1,775	1,924
Cameron International Corp.	6.375%	7/15/18	225	207
Cameron International Corp.	7.000%	7/15/38	100	90
Canadian Natural Resources	5.450%	10/1/12	1,175	1,228
Canadian Natural Resources	5.150%	2/1/13	475	484
Canadian Natural Resources	4.900%	12/1/14	1,675	1,687
Canadian Natural Resources	6.000%	8/15/16	1,150	1,172
Canadian Natural Resources	7.200%	1/15/32	1,875	2,047
Canadian Natural Resources	6.450%	6/30/33	2,025	2,032
Canadian Natural Resources	6.500%	2/15/37	2,350	2,370
Canadian Natural Resources	6.250%	3/15/38	650	648
Canadian Natural Resources	6.750%	2/1/39	250	259
Chevron Corp.	3.450%	3/3/12	1,825	1,883
Chevron Corp.	3.950%	3/3/14	2,775	2,860
Chevron Corp.	4.950%	3/3/19	2,800	2,903
Conoco Funding Co.	6.350%	10/15/11	4,200	4,574
Conoco Funding Co.	7.250%	10/15/31	200	218
Conoco, Inc.	6.950%	4/15/29	350	379
ConocoPhillips	4.750%	2/1/14	1,650	1,716
ConocoPhillips	4.600%	1/15/15	1,100	1,130
ConocoPhillips	5.750%	2/1/19	7,775	8,169
ConocoPhillips	6.000%	1/15/20	875	936
ConocoPhillips	5.900%	10/15/32	425	421
ConocoPhillips	6.500%	2/1/39	3,000	3,175
ConocoPhillips Canada Funding Co I	5.300%	4/15/12	1,975	2,109
ConocoPhillips Canada Funding Co I	5.625%	10/15/16	4,525	4,802
ConocoPhillips Canada Funding Co I	5.950%	10/15/36	1,325	1,344
Devon Energy Corp.	5.625%	1/15/14	1,475	1,562
Devon Energy Corp.	7.950%	4/15/32	550	650
Devon Financing Corp.	6.875%	9/30/11	2,950	3,212
Devon Financing Corp.	7.875%	9/30/31	3,275	3,868

49

Total Bond Market II Index Fund

				Face	Market
			Maturity	Amount	Value•
		Coupon	Date	($000)	($000)
	Diamond Offshore Drilling	4.875%	7/1/15	225	220
	Diamond Offshore Drilling	5.875%	5/1/19	850	863
	EnCana Corp.	5.900%	12/1/17	2,100	2,151
	EnCana Corp.	7.200%	11/1/31	1,800	1,999
	EnCana Corp.	6.500%	8/15/34	2,925	2,967
	EnCana Corp.	6.625%	8/15/37	1,250	1,291
	EnCana Holdings Finance Corp.	5.800%	5/1/14	3,450	3,650
	EOG Resources Inc.	6.125%	10/1/13	575	624
	EOG Resources Inc.	5.875%	9/15/17	1,900	2,020
	EOG Resources Inc.	5.625%	6/1/19	3,350	3,505
	Global Marine, Inc.	7.000%	6/1/28	850	744
	Halliburton Co.	5.500%	10/15/10	1,125	1,181
	Halliburton Co.	6.150%	9/15/19	4,975	5,396
	Halliburton Co.	6.700%	9/15/38	3,500	3,773
	Halliburton Co.	7.450%	9/15/39	525	612
	Hess Corp.	8.125%	2/15/19	3,900	4,414
	Husky Energy Inc.	6.250%	6/15/12	725	732
	Husky Energy Inc.	5.900%	6/15/14	3,025	3,156
	Husky Energy Inc.	6.150%	6/15/19	200	197
	Husky Energy Inc.	7.250%	12/15/19	1,225	1,330
	Husky Energy Inc.	6.800%	9/15/37	875	883
	Kerr McGee Corp.	6.875%	9/15/11	1,950	2,047
	Kerr McGee Corp.	6.950%	7/1/24	3,300	3,076
	Kerr McGee Corp.	7.875%	9/15/31	875	871
	Lasmo Inc.	7.300%	11/15/27	175	201
	Marathon Oil Corp.	6.125%	3/15/12	825	872
	Marathon Oil Corp.	6.000%	7/1/12	1,000	1,054
	Marathon Oil Corp.	6.000%	10/1/17	3,750	3,780
	Marathon Oil Corp.	5.900%	3/15/18	1,350	1,352
	Marathon Oil Corp.	6.600%	10/1/37	200	193
	Nabors Industries Inc.	6.150%	2/15/18	2,650	2,527
3	Nabors Industries Inc.	9.250%	1/15/19	1,375	1,569
	Nexen, Inc.	5.050%	11/20/13	1,675	1,636
	Nexen, Inc.	5.650%	5/15/17	850	817
	Nexen, Inc.	7.875%	3/15/32	325	341
	Nexen, Inc.	5.875%	3/10/35	100	85
	Nexen, Inc.	6.400%	5/15/37	2,850	2,611
	Noble Energy, Inc.	8.250%	3/1/19	3,000	3,424
	Noble Energy, Inc.	8.000%	4/1/27	275	289
	Norsk Hydro	7.250%	9/23/27	1,975	2,301
	Norsk Hydro	7.150%	1/15/29	900	999
	Occidental Petroleum	4.250%	3/15/10	575	589
	Occidental Petroleum	6.750%	1/15/12	1,675	1,837
	Occidental Petroleum	7.000%	11/1/13	3,100	3,547
	PC Financial Partnership	5.000%	11/15/14	900	874
	Petro-Canada	4.000%	7/15/13	1,325	1,283
	Petro-Canada	6.050%	5/15/18	1,050	1,050
	Petro-Canada	7.875%	6/15/26	500	539
	Petro-Canada	7.000%	11/15/28	475	470
	Petro-Canada	5.350%	7/15/33	1,425	1,150
	Petro-Canada	5.950%	5/15/35	2,100	1,833
	Petro-Canada	6.800%	5/15/38	525	505
	Questar Market Resources	6.050%	9/1/16	975	884
	Shell International Finance BV	5.625%	6/27/11	550	590
	Shell International Finance BV	4.950%	3/22/12	1,025	1,099
	Shell International Finance BV	4.000%	3/21/14	3,150	3,231

50

Total Bond Market II Index Fund

				Face	Market
			Maturity	Amount	Value•
		Coupon	Date	($000)	($000)
	Shell International Finance BV	5.200%	3/22/17	975	989
	Shell International Finance BV	6.375%	12/15/38	7,525	8,163
	Statoilhydro ASA	3.875%	4/15/14	1,250	1,265
	Statoilhydro ASA	5.250%	4/15/19	1,375	1,409
3	Statoilhydro ASA	6.500%	12/1/28	225	243
	Suncor Energy, Inc.	6.100%	6/1/18	1,100	1,106
	Suncor Energy, Inc.	7.150%	2/1/32	425	412
	Suncor Energy, Inc.	5.950%	12/1/34	175	155
	Suncor Energy, Inc.	6.500%	6/15/38	2,100	1,990
	Suncor Energy, Inc.	6.850%	6/1/39	3,700	3,616
	Sunoco, Inc.	4.875%	10/15/14	500	469
	Sunoco, Inc.	5.750%	1/15/17	725	680
	Talisman Energy, Inc.	5.125%	5/15/15	375	341
	Talisman Energy, Inc.	7.750%	6/1/19	900	993
	Talisman Energy, Inc.	7.250%	10/15/27	200	199
	Talisman Energy, Inc.	5.850%	2/1/37	1,975	1,673
	Tosco Corp.	8.125%	2/15/30	4,950	5,627
	Transocean Inc.	5.250%	3/15/13	1,125	1,167
	Transocean Inc.	6.000%	3/15/18	1,875	1,923
	Transocean Inc.	7.500%	4/15/31	775	853
	Transocean Inc.	6.800%	3/15/38	1,600	1,689
	Valero Energy Corp.	6.875%	4/15/12	4,375	4,629
	Valero Energy Corp.	4.750%	6/15/13	100	96
	Valero Energy Corp.	9.375%	3/15/19	1,575	1,796
	Valero Energy Corp.	7.500%	4/15/32	1,725	1,648
	Valero Energy Corp.	6.625%	6/15/37	6,400	5,378
	Weatherford International Inc.	5.950%	6/15/12	200	208
	Weatherford International Inc.	5.150%	3/15/13	325	325
	Weatherford International Inc.	6.350%	6/15/17	1,625	1,617
	Weatherford International Inc.	6.000%	3/15/18	525	517
	Weatherford International Inc.	9.625%	3/1/19	4,600	5,389
	Weatherford International Inc.	6.500%	8/1/36	2,750	2,470
	Weatherford International Inc.	6.800%	6/15/37	525	493
	Weatherford International Inc.	7.000%	3/15/38	425	409
	XTO Energy, Inc.	5.000%	8/1/10	200	205
	XTO Energy, Inc.	5.900%	8/1/12	1,525	1,623
	XTO Energy, Inc.	6.250%	4/15/13	2,175	2,318
	XTO Energy, Inc.	5.750%	12/15/13	2,200	2,323
	XTO Energy, Inc.	4.900%	2/1/14	600	611
	XTO Energy, Inc.	5.000%	1/31/15	500	507
	XTO Energy, Inc.	6.250%	8/1/17	3,250	3,445
	XTO Energy, Inc.	6.500%	12/15/18	2,075	2,230
	XTO Energy, Inc.	6.100%	4/1/36	350	336
	XTO Energy, Inc.	6.750%	8/1/37	2,775	2,892
	XTO Energy, Inc.	6.375%	6/15/38	425	431

	Other Industrial (0.0%)
	Cintas Corp.	6.125%	12/1/17	850	777

	Technology (0.8%)
	Agilent Technologies Inc.	6.500%	11/1/17	2,725	2,349
	Analog Devices Inc.	5.000%	7/1/14	1,200	1,206
	Avnet Inc.	6.625%	9/15/16	225	210
	BMC Software Inc.	7.250%	6/1/18	825	838
	Cisco Systems Inc.	5.250%	2/22/11	10,450	11,068
	Cisco Systems Inc.	5.500%	2/22/16	1,625	1,724

51

Total Bond Market II Index Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
Cisco Systems Inc.	4.950%	2/15/19	1,850	1,849
Cisco Systems Inc.	5.900%	2/15/39	5,800	5,702
Computer Sciences Corp.	5.500%	3/15/13	425	424
Computer Sciences Corp.	6.500%	3/15/18	100	102
Corning Inc.	6.625%	5/15/19	275	278
Corning Inc.	7.250%	8/15/36	100	97
Dell Inc.	3.375%	6/15/12	475	484
Dell Inc.	4.700%	4/15/13	2,025	2,097
Dell Inc.	5.650%	4/15/18	1,100	1,113
Dell Inc.	5.875%	6/15/19	1,000	1,026
Dell Inc.	6.500%	4/15/38	1,200	1,151
Dun & Bradstreet Corp.	6.000%	4/1/13	1,275	1,288
Electronic Data Systems	7.125%	10/15/09	225	229
Electronic Data Systems	6.000%	8/1/13	1,775	1,922
Equifax Inc.	6.300%	7/1/17	425	422
Equifax Inc.	7.000%	7/1/37	600	574
Fiserv, Inc.	6.125%	11/20/12	2,875	2,988
Fiserv, Inc.	6.800%	11/20/17	2,150	2,167
Harris Corp.	5.000%	10/1/15	1,275	1,250
Harris Corp.	6.375%	6/15/19	250	262
Hewlett-Packard Co.	2.250%	5/27/11	1,800	1,814
Hewlett-Packard Co.	4.250%	2/24/12	475	495
Hewlett-Packard Co.	6.500%	7/1/12	425	472
Hewlett-Packard Co.	4.500%	3/1/13	3,925	4,095
Hewlett-Packard Co.	6.125%	3/1/14	5,575	6,139
Hewlett-Packard Co.	4.750%	6/2/14	725	757
Hewlett-Packard Co.	5.400%	3/1/17	975	1,014
Hewlett-Packard Co.	5.500%	3/1/18	7,325	7,645
IBM International Group Capital	5.050%	10/22/12	5,175	5,565
International Business Machines Corp.	4.950%	3/22/11	925	978
International Business Machines Corp.	7.500%	6/15/13	1,200	1,355
International Business Machines Corp.	5.700%	9/14/17	14,600	15,505
International Business Machines Corp.	7.000%	10/30/25	350	385
International Business Machines Corp.	6.220%	8/1/27	1,975	2,073
International Business Machines Corp.	6.500%	1/15/28	100	108
International Business Machines Corp.	5.875%	11/29/32	225	228
International Business Machines Corp.	8.000%	10/15/38	2,450	3,174
International Business Machines Corp.	7.125%	12/1/96	1,550	1,640
International Game Technology	7.500%	6/15/19	875	880
Intuit Inc.	5.400%	3/15/12	750	763
Intuit Inc.	5.750%	3/15/17	575	548
Lexmark International Inc.	5.900%	6/1/13	925	888
Lexmark International Inc.	6.650%	6/1/18	1,700	1,480
Microsoft Corp.	2.950%	6/1/14	2,550	2,534
Microsoft Corp.	4.200%	6/1/19	375	368
Microsoft Corp.	5.200%	6/1/39	3,175	3,071
Motorola, Inc.	7.625%	11/15/10	200	203
Motorola, Inc.	8.000%	11/1/11	100	101
Motorola, Inc.	5.375%	11/15/12	1,650	1,542
Motorola, Inc.	6.000%	11/15/17	325	270
Motorola, Inc.	7.500%	5/15/25	300	236
Motorola, Inc.	6.500%	9/1/25	350	257
Motorola, Inc.	6.500%	11/15/28	225	161
Motorola, Inc.	6.625%	11/15/37	875	609
Nokia Corp.	5.375%	5/15/19	4,050	4,062
Nokia Corp.	6.625%	5/15/39	750	783

52

Total Bond Market II Index Fund

				Face	Market
			Maturity	Amount	Value•
		Coupon	Date	($000)	($000)
	Oracle Corp.	5.000%	1/15/11	2,050	2,146
	Oracle Corp.	4.950%	4/15/13	3,625	3,811
	Oracle Corp.	3.750%	7/8/14	1,000	1,000
	Oracle Corp.	5.250%	1/15/16	4,925	5,111
	Oracle Corp.	5.750%	4/15/18	4,975	5,264
	Oracle Corp.	5.000%	7/8/19	2,800	2,790
	Oracle Corp.	6.500%	4/15/38	1,575	1,677
	Oracle Corp.	6.125%	7/8/39	3,575	3,551
	Pitney Bowes, Inc.	4.625%	10/1/12	150	154
	Pitney Bowes, Inc.	3.875%	6/15/13	1,325	1,344
	Pitney Bowes, Inc.	4.875%	8/15/14	100	107
	Pitney Bowes, Inc.	4.750%	1/15/16	4,475	4,494
	Pitney Bowes, Inc.	5.750%	9/15/17	950	992
	Pitney Bowes, Inc.	4.750%	5/15/18	100	93
	Pitney Bowes, Inc.	5.250%	1/15/37	100	100
	Science Applications International Corp.	6.250%	7/1/12	375	384
	Science Applications International Corp.	5.500%	7/1/33	475	404
	Xerox Capital Trust I	8.000%	2/1/27	1,575	1,197
	Xerox Corp.	7.125%	6/15/10	1,400	1,448
	Xerox Corp.	6.875%	8/15/11	700	724
	Xerox Corp.	5.500%	5/15/12	1,125	1,122
	Xerox Corp.	7.625%	6/15/13	1,125	1,138
	Xerox Corp.	8.250%	5/15/14	1,825	1,896
	Xerox Corp.	6.400%	3/15/16	1,525	1,410
	Xerox Corp.	6.750%	2/1/17	1,100	1,007
	Xerox Corp.	6.350%	5/15/18	2,950	2,635

	Transportation (0.4%)
2	American Airlines, Inc.	10.375%	7/2/19	825	831
	Burlington Northern Santa Fe Corp.	7.125%	12/15/10	100	106
	Burlington Northern Santa Fe Corp.	6.750%	7/15/11	1,200	1,293
	Burlington Northern Santa Fe Corp.	5.900%	7/1/12	750	800
	Burlington Northern Santa Fe Corp.	5.650%	5/1/17	2,025	2,060
	Burlington Northern Santa Fe Corp.	5.750%	3/15/18	850	860
	Burlington Northern Santa Fe Corp.	7.000%	12/15/25	1,700	1,811
	Burlington Northern Santa Fe Corp.	6.200%	8/15/36	1,300	1,317
	Canadian National Railway Co.	6.375%	10/15/11	425	461
	Canadian National Railway Co.	4.400%	3/15/13	875	885
	Canadian National Railway Co.	4.950%	1/15/14	125	131
	Canadian National Railway Co.	5.800%	6/1/16	200	208
	Canadian National Railway Co.	5.850%	11/15/17	350	370
	Canadian National Railway Co.	6.800%	7/15/18	3,100	3,471
	Canadian National Railway Co.	6.900%	7/15/28	100	112
	Canadian National Railway Co.	6.250%	8/1/34	575	607
	Canadian National Railway Co.	6.200%	6/1/36	975	1,025
	Canadian Pacific Railway Co.	7.125%	10/15/31	200	185
	Canadian Pacific Railway Co.	5.950%	5/15/37	325	256
	CNF, Inc.	6.700%	5/1/34	2,475	1,586
	Continental Airlines, Inc.	6.563%	2/15/12	850	769
2	Continental Airlines, Inc.	6.648%	9/15/17	2,596	2,180
2	Continental Airlines, Inc.	6.900%	1/2/18	950	822
2	Continental Airlines, Inc.	6.545%	2/2/19	97	90
2	Continental Airlines, Inc.	5.983%	4/19/22	325	275
	CSX Corp.	6.750%	3/15/11	1,200	1,256
	CSX Corp.	6.300%	3/15/12	700	731
	CSX Corp.	6.250%	4/1/15	625	652

53

Total Bond Market II Index Fund

				Face	Market
			Maturity	Amount	Value•
		Coupon	Date	($000)	($000)
	CSX Corp.	5.600%	5/1/17	450	441
	CSX Corp.	7.900%	5/1/17	175	194
	CSX Corp.	6.250%	3/15/18	100	101
	CSX Corp.	7.375%	2/1/19	7,550	8,225
	CSX Corp.	7.950%	5/1/27	100	108
	CSX Corp.	6.000%	10/1/36	1,675	1,468
	CSX Corp.	6.150%	5/1/37	900	804
	CSX Corp.	7.450%	4/1/38	525	566
	Delta Air Lines, Inc.	7.111%	9/18/11	1,125	1,060
2	Delta Air Lines, Inc.	6.821%	8/10/22	1,840	1,555
	Norfolk Southern Corp.	6.750%	2/15/11	2,400	2,530
3	Norfolk Southern Corp.	5.750%	1/15/16	775	793
	Norfolk Southern Corp.	7.700%	5/15/17	1,525	1,719
	Norfolk Southern Corp.	5.750%	4/1/18	425	436
	Norfolk Southern Corp.	9.750%	6/15/20	775	1,037
	Norfolk Southern Corp.	5.590%	5/17/25	100	90
	Norfolk Southern Corp.	5.640%	5/17/29	525	463
	Norfolk Southern Corp.	7.050%	5/1/37	2,900	3,174
	Norfolk Southern Corp.	7.900%	5/15/97	600	618
	Ryder System Inc.	5.950%	5/2/11	950	949
	Ryder System Inc.	5.850%	3/1/14	600	573
	Ryder System Inc.	7.200%	9/1/15	1,250	1,201
	Ryder System Inc.	5.850%	11/1/16	525	455
	Southwest Airlines Co.	6.500%	3/1/12	2,300	2,387
	Southwest Airlines Co.	5.250%	10/1/14	100	96
	Southwest Airlines Co.	5.750%	12/15/16	1,125	1,028
	Southwest Airlines Co.	5.125%	3/1/17	250	214
2	Southwest Airlines Co. 2007-1
	Pass Through Trust	6.150%	8/1/22	868	820
	Union Pacific Corp.	6.650%	1/15/11	1,275	1,345
	Union Pacific Corp.	6.500%	4/15/12	700	746
	Union Pacific Corp.	5.450%	1/31/13	1,325	1,369
	Union Pacific Corp.	5.375%	5/1/14	425	436
	Union Pacific Corp.	7.000%	2/1/16	100	108
	Union Pacific Corp.	5.650%	5/1/17	1,150	1,155
	Union Pacific Corp.	5.750%	11/15/17	2,175	2,200
	Union Pacific Corp.	5.700%	8/15/18	2,650	2,664
	Union Pacific Corp.	7.875%	1/15/19	3,125	3,588
	Union Pacific Corp.	6.625%	2/1/29	400	400
2	Union Pacific Railroad Co. 2007-3
	Pass Through Trust	6.176%	1/2/31	450	457
	United Parcel Service of America	3.875%	4/1/14	1,475	1,523
	United Parcel Service of America	5.500%	1/15/18	1,175	1,255
	United Parcel Service of America	5.125%	4/1/19	1,125	1,178
	United Parcel Service of America	6.200%	1/15/38	1,450	1,568
					2,116,308
Utilities (2.1%)
	Electric (1.5%)
	AEP Texas Central Co.	6.650%	2/15/33	800	788
	Alabama Power Co.	4.850%	12/15/12	525	556
	Alabama Power Co.	5.500%	10/15/17	1,325	1,399
	Alabama Power Co.	6.125%	5/15/38	1,000	1,064
	Alabama Power Co.	6.000%	3/1/39	1,000	1,059
	American Water Capital Corp.	6.085%	10/15/17	2,425	2,342
	American Water Capital Corp.	6.593%	10/15/37	1,875	1,652
	Appalachian Power Co.	5.800%	10/1/35	250	220

54

Total Bond Market II Index Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
Appalachian Power Co.	7.000%	4/1/38	1,250	1,318
Arizona Public Service Co.	6.375%	10/15/11	200	208
Arizona Public Service Co.	5.800%	6/30/14	100	100
Arizona Public Service Co.	4.650%	5/15/15	400	381
Arizona Public Service Co.	5.500%	9/1/35	100	77
Baltimore Gas & Electric Co.	5.900%	10/1/16	1,225	1,230
Baltimore Gas & Electric Co.	6.350%	10/1/36	200	194
Carolina Power & Light Co.	6.500%	7/15/12	1,175	1,280
Carolina Power & Light Co.	5.125%	9/15/13	1,825	1,941
Carolina Power & Light Co.	5.300%	1/15/19	375	390
CenterPoint Energy Houston	5.700%	3/15/13	4,275	4,298
CenterPoint Energy Houston	5.750%	1/15/14	100	103
CenterPoint Energy Houston	7.000%	3/1/14	1,350	1,464
CenterPoint Energy Houston	6.950%	3/15/33	100	103
CenterPoint Energy Inc.	6.500%	5/1/18	150	133
Cincinnati Gas & Electric Co.	5.700%	9/15/12	1,175	1,181
Cleveland Electric Illumination Co.	7.880%	11/1/17	425	482
Columbus Southern Power	5.850%	10/1/35	1,750	1,563
Commonwealth Edison Co.	6.150%	3/15/12	650	688
Commonwealth Edison Co.	5.950%	8/15/16	2,975	3,084
Commonwealth Edison Co.	6.150%	9/15/17	9,200	9,574
Commonwealth Edison Co.	5.800%	3/15/18	1,075	1,095
Commonwealth Edison Co.	5.875%	2/1/33	100	97
Commonwealth Edison Co.	5.900%	3/15/36	200	195
Commonwealth Edison Co.	6.450%	1/15/38	850	893
Connecticut Light & Power Co.	6.350%	6/1/36	2,225	2,383
Consolidated Edison Co. of New York	4.875%	2/1/13	950	983
Consolidated Edison Co. of New York	5.375%	12/15/15	475	495
Consolidated Edison Co. of New York	5.500%	9/15/16	2,225	2,329
Consolidated Edison Co. of New York	6.650%	4/1/19	1,400	1,556
Consolidated Edison Co. of New York	5.300%	3/1/35	550	502
Consolidated Edison Co. of New York	5.850%	3/15/36	700	717
Consolidated Edison Co. of New York	6.200%	6/15/36	975	1,046
Consolidated Edison Co. of New York	6.300%	8/15/37	2,000	2,117
Consolidated Edison Co. of New York	6.750%	4/1/38	625	702
Constellation Energy Group, Inc.	6.125%	9/1/09	375	376
Constellation Energy Group, Inc.	7.000%	4/1/12	350	364
Constellation Energy Group, Inc.	4.550%	6/15/15	4,750	4,134
Constellation Energy Group, Inc.	7.600%	4/1/32	700	632
Consumers Energy Co.	5.000%	2/15/12	725	743
Consumers Energy Co.	5.375%	4/15/13	1,250	1,264
Consumers Energy Co.	5.500%	8/15/16	800	806
Consumers Energy Co.	6.700%	9/15/19	1,350	1,472
Consumers Energy Co.	5.650%	4/15/20	200	204
Detroit Edison Co.	6.125%	10/1/10	775	804
Detroit Edison Co.	5.700%	10/1/37	425	412
Dominion Resources, Inc.	4.750%	12/15/10	875	906
Dominion Resources, Inc.	6.250%	6/30/12	725	779
Dominion Resources, Inc.	5.700%	9/17/12	300	319
Dominion Resources, Inc.	5.150%	7/15/15	2,725	2,799
Dominion Resources, Inc.	6.000%	11/30/17	1,750	1,811
Dominion Resources, Inc.	6.400%	6/15/18	300	321
Dominion Resources, Inc.	6.300%	3/15/33	350	349
Dominion Resources, Inc.	5.250%	8/1/33	825	790
Dominion Resources, Inc.	5.950%	6/15/35	2,375	2,322
Dominion Resources, Inc.	7.000%	6/15/38	325	363

55

Total Bond Market II Index Fund

				Face	Market
			Maturity	Amount	Value•
		Coupon	Date	($000)	($000)
2	Dominion Resources, Inc.	7.500%	6/30/66	950	718
2	Dominion Resources, Inc.	6.300%	9/30/66	800	537
	DTE Energy Co.	7.050%	6/1/11	1,575	1,649
	DTE Energy Co.	6.375%	4/15/33	100	73
	Duke Energy Carolinas LLC	5.750%	11/15/13	100	108
	Duke Energy Carolinas LLC	6.100%	6/1/37	3,050	3,179
	Duke Energy Carolinas LLC	6.000%	1/15/38	200	214
	Duke Energy Carolinas LLC	6.050%	4/15/38	775	834
	Duke Energy Corp.	6.250%	1/15/12	2,575	2,770
	Duke Energy Corp.	6.000%	12/1/28	425	434
	Duke Energy Corp.	6.450%	10/15/32	825	919
	Duke Energy Indiana Inc.	6.350%	8/15/38	2,675	2,919
	El Paso Electric Co.	6.000%	5/15/35	600	453
	Empresa Nacional de Electricidad S.A.	8.350%	8/1/13	625	700
	Energy East Corp.	6.750%	6/15/12	1,700	1,847
	Energy East Corp.	6.750%	7/15/36	1,375	1,388
	Entergy Gulf States, Inc.	6.000%	5/1/18	2,900	2,905
	Entergy Louisiana LLC	6.500%	9/1/18	425	434
	Exelon Corp.	6.750%	5/1/11	100	104
	Exelon Corp.	4.900%	6/15/15	1,500	1,413
	Exelon Corp.	5.625%	6/15/35	200	167
	FirstEnergy Corp.	6.450%	11/15/11	7,900	8,275
	FirstEnergy Corp.	7.375%	11/15/31	5,360	5,108
	Florida Power & Light Co.	4.850%	2/1/13	625	653
	Florida Power & Light Co.	5.550%	11/1/17	675	727
	Florida Power & Light Co.	5.950%	10/1/33	225	239
	Florida Power & Light Co.	5.625%	4/1/34	1,400	1,448
	Florida Power & Light Co.	4.950%	6/1/35	250	234
	Florida Power & Light Co.	5.400%	9/1/35	425	421
	Florida Power & Light Co.	6.200%	6/1/36	1,050	1,141
	Florida Power & Light Co.	5.650%	2/1/37	1,425	1,461
	Florida Power & Light Co.	5.850%	5/1/37	675	701
	Florida Power & Light Co.	5.950%	2/1/38	2,200	2,341
	Florida Power Corp.	4.800%	3/1/13	3,075	3,212
	Florida Power Corp.	5.650%	6/15/18	1,175	1,258
	Florida Power Corp.	6.350%	9/15/37	1,375	1,537
	Florida Power Corp.	6.400%	6/15/38	6,050	6,718
	FPL Group Capital, Inc.	5.625%	9/1/11	1,000	1,075
	FPL Group Capital, Inc.	5.350%	6/15/13	1,675	1,775
2	FPL Group Capital, Inc.	6.350%	10/1/66	675	539
2	FPL Group Capital, Inc.	6.650%	6/15/67	1,075	856
	Georgia Power Co.	5.700%	6/1/17	525	562
	Georgia Power Co.	5.650%	3/1/37	100	100
	Georgia Power Co.	5.950%	2/1/39	6,025	6,219
	Illinois Power Co.	6.125%	11/15/17	550	521
	Illinois Power Co.	6.250%	4/1/18	1,275	1,199
	Indiana Michigan Power Co.	7.000%	3/15/19	550	593
	Indiana Michigan Power Co.	6.050%	3/15/37	2,850	2,696
2	Integrys Energy Group	6.110%	12/1/66	1,600	1,036
	Jersey Central Power & Light	5.625%	5/1/16	1,025	1,016
	Jersey Central Power & Light	5.650%	6/1/17	775	771
	Kansas City Power & Light	6.050%	11/15/35	525	464
	Kansas Gas & Electric	5.647%	3/29/21	100	97
	MidAmerican Energy Co.	5.650%	7/15/12	925	999
	MidAmerican Energy Co.	5.125%	1/15/13	1,700	1,769
	MidAmerican Energy Co.	5.950%	7/15/17	900	954

56

Total Bond Market II Index Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
MidAmerican Energy Co.	5.300%	3/15/18	100	104
MidAmerican Energy Co.	6.750%	12/30/31	1,550	1,761
MidAmerican Energy Co.	5.750%	11/1/35	575	551
MidAmerican Energy Holdings Co.	5.875%	10/1/12	2,075	2,201
MidAmerican Energy Holdings Co.	5.000%	2/15/14	425	443
MidAmerican Energy Holdings Co.	5.750%	4/1/18	1,275	1,330
MidAmerican Energy Holdings Co.	8.480%	9/15/28	100	121
MidAmerican Energy Holdings Co.	6.125%	4/1/36	9,050	8,993
MidAmerican Energy Holdings Co.	5.950%	5/15/37	2,425	2,385
MidAmerican Energy Holdings Co.	6.500%	9/15/37	200	207
National Rural Utilities Cooperative Finance Corp.	7.250%	3/1/12	5,900	6,434
National Rural Utilities Cooperative Finance Corp.	5.500%	7/1/13	1,725	1,804
National Rural Utilities Cooperative Finance Corp.	4.750%	3/1/14	3,375	3,377
National Rural Utilities Cooperative Finance Corp.	5.450%	4/10/17	175	179
National Rural Utilities Cooperative Finance Corp.	5.450%	2/1/18	1,525	1,538
National Rural Utilities Cooperative Finance Corp.	10.375%	11/1/18	3,500	4,421
National Rural Utilities Cooperative Finance Corp.	8.000%	3/1/32	975	1,094
Nevada Power Co.	7.125%	3/15/19	700	753
Nevada Power Co.	6.750%	7/1/37	325	332
NiSource Finance Corp.	6.150%	3/1/13	100	100
NiSource Finance Corp.	5.400%	7/15/14	425	400
NiSource Finance Corp.	5.250%	9/15/17	650	561
NiSource Finance Corp.	6.400%	3/15/18	200	184
NiSource Finance Corp.	5.450%	9/15/20	675	568
Northern States Power Co.	5.250%	3/1/18	625	653
Northern States Power Co.	5.250%	7/15/35	100	96
Northern States Power Co.	6.250%	6/1/36	525	570
Northern States Power Co.	6.200%	7/1/37	750	822
NStar Electric Co.	4.875%	4/15/14	625	654
NStar Electric Co.	5.625%	11/15/17	1,950	2,091
Ohio Edison	6.400%	7/15/16	1,275	1,302
Ohio Power Co.	5.750%	9/1/13	2,025	2,063
Ohio Power Co.	6.000%	6/1/16	1,050	1,069
Oncor Electric Delivery Co.	6.375%	5/1/12	1,225	1,294
Oncor Electric Delivery Co.	6.375%	1/15/15	2,150	2,236
Oncor Electric Delivery Co.	7.000%	9/1/22	100	106
Oncor Electric Delivery Co.	7.000%	5/1/32	1,000	1,062
Oncor Electric Delivery Co.	7.250%	1/15/33	1,150	1,243
Pacific Gas & Electric Co.	4.200%	3/1/11	6,450	6,663
Pacific Gas & Electric Co.	4.800%	3/1/14	1,950	2,046
Pacific Gas & Electric Co.	5.625%	11/30/17	1,125	1,194
Pacific Gas & Electric Co.	8.250%	10/15/18	1,725	2,133
Pacific Gas & Electric Co.	6.050%	3/1/34	6,300	6,596
Pacific Gas & Electric Co.	5.800%	3/1/37	2,225	2,249
PacifiCorp	6.900%	11/15/11	1,950	2,171
PacifiCorp	7.700%	11/15/31	475	586
PacifiCorp	5.250%	6/15/35	125	118
PacifiCorp	6.250%	10/15/37	200	218
PECO Energy Co.	5.350%	3/1/18	575	588
Pennsylvania Electric Co.	6.050%	9/1/17	750	737
Pepco Holdings, Inc.	6.450%	8/15/12	2,275	2,364
Pepco Holdings, Inc.	7.450%	8/15/32	425	395
Potomac Electric Power	6.500%	11/15/37	1,200	1,228
PPL Electric Utilities Corp.	6.250%	5/15/39	2,550	2,703
PPL Energy Supply LLC	6.400%	11/1/11	3,475	3,638
PPL Energy Supply LLC	6.300%	7/15/13	1,000	1,053

57

Total Bond Market II Index Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
PPL Energy Supply LLC	5.400%	8/15/14	200	201
PPL Energy Supply LLC	6.200%	5/15/16	674	662
PPL Energy Supply LLC	6.500%	5/1/18	525	533
Progress Energy, Inc.	7.100%	3/1/11	2,275	2,424
Progress Energy, Inc.	6.850%	4/15/12	525	571
Progress Energy, Inc.	6.050%	3/15/14	625	667
Progress Energy, Inc.	5.625%	1/15/16	600	616
Progress Energy, Inc.	7.050%	3/15/19	425	471
Progress Energy, Inc.	7.750%	3/1/31	625	732
Progress Energy, Inc.	7.000%	10/30/31	1,300	1,429
PSE&G Power LLC	7.750%	4/15/11	675	722
PSE&G Power LLC	6.950%	6/1/12	3,075	3,373
PSE&G Power LLC	5.000%	4/1/14	2,425	2,462
PSE&G Power LLC	5.500%	12/1/15	1,000	991
PSE&G Power LLC	8.625%	4/15/31	125	147
PSI Energy Inc.	5.000%	9/15/13	275	285
PSI Energy Inc.	6.050%	6/15/16	100	106
PSI Energy Inc.	6.120%	10/15/35	325	329
Public Service Co. of Colorado	7.875%	10/1/12	3,150	3,645
Public Service Co. of Colorado	5.500%	4/1/14	175	190
Public Service Co. of Colorado	5.800%	8/1/18	425	460
Public Service Co. of Colorado	5.125%	6/1/19	950	976
Public Service Co. of Colorado	6.250%	9/1/37	475	520
Public Service Co. of Colorado	6.500%	8/1/38	725	833
Public Service Co. of Oklahoma	6.625%	11/15/37	1,550	1,465
Public Service Electric & Gas	5.250%	7/1/35	100	95
Public Service Electric & Gas	5.800%	5/1/37	1,275	1,316
Puget Sound Energy Inc.	5.483%	6/1/35	250	199
Puget Sound Energy Inc.	6.274%	3/15/37	1,525	1,353
SCANA Corp.	6.875%	5/15/11	2,400	2,502
Sierra Pacific Power Co.	6.000%	5/15/16	825	831
Sierra Pacific Power Co.	6.750%	7/1/37	1,450	1,492
South Carolina Electric & Gas Co.	6.500%	11/1/18	525	595
South Carolina Electric & Gas Co.	6.625%	2/1/32	625	705
South Carolina Electric & Gas Co.	6.050%	1/15/38	375	409
Southern California Edison Co.	5.000%	1/15/14	1,425	1,499
Southern California Edison Co.	5.750%	3/15/14	2,000	2,172
Southern California Edison Co.	4.650%	4/1/15	425	435
Southern California Edison Co.	5.000%	1/15/16	350	354
Southern California Edison Co.	6.650%	4/1/29	150	160
Southern California Edison Co.	5.750%	4/1/35	325	342
Southern California Edison Co.	5.350%	7/15/35	1,275	1,262
Southern California Edison Co.	5.625%	2/1/36	1,875	1,902
Southern California Edison Co.	5.550%	1/15/37	2,900	2,953
Southern California Edison Co.	6.050%	3/15/39	400	428
Southern Co.	5.300%	1/15/12	1,200	1,262
Southern Power Co.	6.250%	7/15/12	1,050	1,132
Southern Power Co.	4.875%	7/15/15	2,125	2,055
Southwestern Electric Power	5.550%	1/15/17	100	95
Southwestern Electric Power	6.450%	1/15/19	950	955
Tampa Electric Co.	6.375%	8/15/12	1,050	1,112
Tampa Electric Co.	6.550%	5/15/36	1,075	1,014
Toledo Edison Co.	6.150%	5/15/37	275	262
TransAlta Corp.	6.650%	5/15/18	425	409
Union Electric Co.	5.400%	2/1/16	1,025	985
Virginia Electric & Power Co.	5.100%	11/30/12	375	396

58

Total Bond Market II Index Fund

				Face	Market
			Maturity	Amount	Value•
		Coupon	Date	($000)	($000)
	Virginia Electric & Power Co.	5.400%	1/15/16	800	830
	Virginia Electric & Power Co.	6.000%	1/15/36	1,575	1,656
	Virginia Electric & Power Co.	6.000%	5/15/37	1,850	1,895
	Virginia Electric & Power Co.	6.350%	11/30/37	3,450	3,676
	Virginia Electric & Power Co.	8.875%	11/15/38	500	665
	Wisconsin Electric Power Co.	6.000%	4/1/14	825	904
	Wisconsin Electric Power Co.	5.625%	5/15/33	325	315
	Wisconsin Electric Power Co.	5.700%	12/1/36	200	189
	Wisconsin Energy Corp.	6.500%	4/1/11	2,550	2,711
2	Wisconsin Energy Corp.	6.250%	5/15/67	4,675	3,501
	Wisconsin Power & Light Co.	6.375%	8/15/37	1,400	1,289
	Xcel Energy, Inc.	5.613%	4/1/17	275	274
	Xcel Energy, Inc.	6.500%	7/1/36	975	1,010

	Natural Gas (0.6%)
	AGL Capital Corp.	7.125%	1/14/11	700	731
	Atmos Energy Corp.	4.950%	10/15/14	1,125	1,108
	Atmos Energy Corp.	8.500%	3/15/19	450	522
	Boardwalk Pipelines LLC	5.500%	2/1/17	925	853
	British Transco Finance	6.625%	6/1/18	425	440
	Buckeye Partners LP	6.050%	1/15/18	100	90
	CenterPoint Energy Resources	7.875%	4/1/13	1,275	1,358
	CenterPoint Energy Resources	6.150%	5/1/16	675	635
	Consolidated Natural Gas Co.	6.250%	11/1/11	2,675	2,868
	Consolidated Natural Gas Co.	5.000%	12/1/14	1,275	1,315
	Duke Energy Field Services	7.875%	8/16/10	1,175	1,226
	Duke Energy Field Services	8.125%	8/16/30	175	172
	El Paso Natural Gas Co.	5.950%	4/15/17	700	674
	Enbridge Energy Partners	6.500%	4/15/18	625	614
	Enbridge Energy Partners	9.875%	3/1/19	1,975	2,364
	Enbridge Energy Partners	7.500%	4/15/38	1,475	1,488
	Enbridge Inc.	5.600%	4/1/17	100	98
	Energy Transfer Partners LP	5.650%	8/1/12	1,875	1,925
	Energy Transfer Partners LP	8.500%	4/15/14	5,000	5,670
	Energy Transfer Partners LP	5.950%	2/1/15	1,900	1,898
	Energy Transfer Partners LP	6.125%	2/15/17	500	494
	Energy Transfer Partners LP	9.000%	4/15/19	2,425	2,750
	Energy Transfer Partners LP	6.625%	10/15/36	750	710
	Energy Transfer Partners LP	7.500%	7/1/38	100	104
6	Enron Corp.	7.625%	9/10/04	400	1
6	Enron Corp.	6.625%	11/15/05	300	1
6	Enron Corp.	7.125%	5/15/07	1,800	7
6	Enron Corp.	6.875%	10/15/07	1,800	7
6	Enron Corp.	6.750%	8/1/09	1,300	5
	Enterprise Products Operating LP	4.950%	6/1/10	200	203
	Enterprise Products Operating LP	5.650%	4/1/13	950	973
	Enterprise Products Operating LP	9.750%	1/31/14	4,325	4,975
	Enterprise Products Operating LP	5.600%	10/15/14	2,050	2,093
	Enterprise Products Operating LP	6.300%	9/15/17	2,850	2,863
	Enterprise Products Operating LP	6.500%	1/31/19	750	759
	Enterprise Products Operating LP	6.875%	3/1/33	475	493
	EQT Corp.	6.500%	4/1/18	3,175	3,138
	EQT Corp.	8.125%	6/1/19	2,275	2,426
6	HNG Internorth	9.625%	3/15/06	1,000	4
	KeySpan Corp.	7.625%	11/15/10	375	399
	KeySpan Corp.	8.000%	11/15/30	150	161

59

Total Bond Market II Index Fund

				Face	Market
			Maturity	Amount	Value•
		Coupon	Date	($000)	($000)
	Kinder Morgan Energy Partners LP	6.750%	3/15/11	350	369
	Kinder Morgan Energy Partners LP	7.125%	3/15/12	1,825	1,959
	Kinder Morgan Energy Partners LP	5.850%	9/15/12	2,100	2,201
	Kinder Morgan Energy Partners LP	5.000%	12/15/13	5,800	5,803
	Kinder Morgan Energy Partners LP	5.125%	11/15/14	650	651
	Kinder Morgan Energy Partners LP	5.950%	2/15/18	2,300	2,236
	Kinder Morgan Energy Partners LP	7.300%	8/15/33	350	337
	Kinder Morgan Energy Partners LP	6.500%	2/1/37	200	182
	Kinder Morgan Energy Partners LP	6.950%	1/15/38	775	750
	Magellan Midstream Partners, LP	5.650%	10/15/16	250	245
	Magellan Midstream Partners, LP	6.550%	7/15/19	650	668
	National Grid PLC	6.300%	8/1/16	2,450	2,538
	NuStar Energy LP	7.650%	4/15/18	1,700	1,639
	ONEOK Inc.	5.200%	6/15/15	1,000	942
	ONEOK Inc.	6.000%	6/15/35	750	624
	ONEOK Partners, LP	5.900%	4/1/12	2,125	2,245
	ONEOK Partners, LP	6.150%	10/1/16	1,550	1,539
	ONEOK Partners, LP	8.625%	3/1/19	1,100	1,225
	ONEOK Partners, LP	6.650%	10/1/36	4,450	4,148
	ONEOK Partners, LP	6.850%	10/15/37	2,675	2,555
	Panhandle Eastern Pipeline	6.200%	11/1/17	2,900	2,804
	Panhandle Eastern Pipeline	7.000%	6/15/18	325	332
	Plains All American Pipeline LP	6.125%	1/15/17	2,000	1,994
	Plains All American Pipeline LP	8.750%	5/1/19	125	142
	Plains All American Pipeline LP	6.650%	1/15/37	325	299
	Reliant Energy Resources	7.750%	2/15/11	200	213
	San Diego Gas & Electric	5.300%	11/15/15	650	656
	San Diego Gas & Electric	5.350%	5/15/35	250	246
	San Diego Gas & Electric	6.125%	9/15/37	125	136
	San Diego Gas & Electric	6.000%	6/1/39	225	242
	Sempra Energy	6.000%	2/1/13	200	209
	Sempra Energy	9.800%	2/15/19	1,500	1,811
	Southern California Gas Co.	5.750%	11/15/35	400	401
3	Southern Natural Gas	5.900%	4/1/17	2,925	2,747
	Southern Union Co.	7.600%	2/1/24	200	179
	Spectra Energy Capital LLC	6.250%	2/15/13	325	340
	Spectra Energy Capital LLC	5.500%	3/1/14	1,250	1,258
	Spectra Energy Capital LLC	5.668%	8/15/14	100	102
	Spectra Energy Capital LLC	6.200%	4/15/18	325	318
	Spectra Energy Capital LLC	6.750%	2/15/32	725	679
	Tennessee Gas Pipeline	7.625%	4/1/37	1,940	1,963
	Teppco Partners, LP	5.900%	4/15/13	625	622
	Teppco Partners, LP	6.650%	4/15/18	975	983
	Teppco Partners, LP	7.550%	4/15/38	425	439
	Texas Eastern Transmission	7.000%	7/15/32	100	106
	Texas Gas Transmission	4.600%	6/1/15	1,275	1,162
	TransCanada PipeLines Ltd.	4.000%	6/15/13	1,800	1,826
	TransCanada PipeLines Ltd.	6.500%	8/15/18	4,840	5,242
	TransCanada PipeLines Ltd.	7.125%	1/15/19	3,000	3,387
	TransCanada PipeLines Ltd.	5.600%	3/31/34	1,400	1,350
	TransCanada PipeLines Ltd.	5.850%	3/15/36	2,675	2,563
	TransCanada PipeLines Ltd.	6.200%	10/15/37	900	920
	TransCanada PipeLines Ltd.	7.625%	1/15/39	375	434
2	TransCanada PipeLines Ltd.	6.350%	5/15/67	3,350	2,366
	Transcontinental Gas Pipe Line Corp.	7.000%	8/15/11	950	1,007
	Williams Cos., Inc.	7.125%	9/1/11	2,075	2,122

60

Total Bond Market II Index Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
Williams Cos., Inc.	8.125%	3/15/12	525	542
Williams Cos., Inc.	7.625%	7/15/19	3,325	3,292
Williams Cos., Inc.	7.500%	1/15/31	2,900	2,588
Williams Cos., Inc.	7.750%	6/15/31	850	761
Williams Cos., Inc.	8.750%	3/15/32	675	685
				455,559
Total Corporate Bonds (Cost $4,843,638)				5,105,797
Sovereign Bonds (U.S. Dollar-Denominated) (3.2%)
African Development Bank	3.000%	5/27/14	1,150	1,128
Asian Development Bank	4.125%	9/15/10	200	205
Asian Development Bank	2.125%	3/15/12	1,575	1,583
Asian Development Bank	4.500%	9/4/12	325	342
Asian Development Bank	3.625%	9/5/13	7,400	7,603
Asian Development Bank	2.750%	5/21/14	3,775	3,706
Asian Development Bank	5.500%	6/27/16	1,850	2,019
Asian Development Bank	5.250%	6/12/17	100	107
Asian Development Bank	5.593%	7/16/18	1,700	1,853
Canada Mortgage & Housing Corp.	4.800%	10/1/10	325	336
China Development Bank Corp.	4.750%	10/8/14	1,300	1,337
China Development Bank Corp.	5.000%	10/15/15	525	542
Corp. Andina de Fomento	5.200%	5/21/13	1,375	1,382
Corp. Andina de Fomento	5.750%	1/12/17	3,350	3,179
Corp. Andina de Fomento	8.125%	6/4/19	1,050	1,127
Development Bank of Japan	4.250%	6/9/15	625	634
Eksportfinans	5.500%	5/25/16	2,700	2,722
Eksportfinans	5.500%	6/26/17	4,175	4,155
European Bank for Reconstruction & Development	1.250%	6/10/11	300	299
European Investment Bank	4.125%	9/15/10	100	104
European Investment Bank	4.625%	9/15/10	3,525	3,673
European Investment Bank	3.250%	2/15/11	12,125	12,445
European Investment Bank	2.625%	5/16/11	1,275	1,299
European Investment Bank	5.250%	6/15/11	5,625	6,018
European Investment Bank	3.125%	7/15/11	2,125	2,197
European Investment Bank	3.250%	10/14/11	1,150	1,193
European Investment Bank	2.625%	11/15/11	950	973
European Investment Bank	2.000%	2/10/12	15,600	15,583
European Investment Bank	4.625%	3/21/12	7,600	8,137
European Investment Bank	2.875%	3/15/13	2,825	2,809
European Investment Bank	3.250%	5/15/13	6,900	6,953
European Investment Bank	4.250%	7/15/13	11,900	12,442
European Investment Bank	2.375%	3/14/14	1,275	1,234
European Investment Bank	4.625%	5/15/14	11,075	11,741
European Investment Bank	3.125%	6/4/14	7,900	7,847
European Investment Bank	4.875%	2/16/16	375	396
European Investment Bank	5.125%	9/13/16	700	750
European Investment Bank	4.875%	1/17/17	6,325	6,638
European Investment Bank	5.125%	5/30/17	7,400	7,910
European Investment Bank	4.875%	2/15/36	100	97
Export Development Canada	3.750%	7/15/11	200	208
Export Development Canada	2.625%	11/15/11	1,475	1,505
Export Development Canada	2.375%	3/19/12	3,825	3,853
Export Development Canada	3.125%	4/24/14	175	174
Export-Import Bank of Korea	5.125%	2/14/11	3,450	3,502
Export-Import Bank of Korea	5.500%	10/17/12	3,025	3,103
Export-Import Bank of Korea	8.125%	1/21/14	1,650	1,797

61

Total Bond Market II Index Fund

				Face	Market
			Maturity	Amount	Value•
		Coupon	Date	($000)	($000)
	Export-Import Bank of Korea	5.125%	3/16/15	425	397
	Federation of Malaysia	7.500%	7/15/11	3,575	3,912
	Federative Republic of Brazil	9.250%	10/22/10	1,400	1,530
	Federative Republic of Brazil	11.000%	1/11/12	1,400	1,660
	Federative Republic of Brazil	7.875%	3/7/15	2,375	2,642
	Federative Republic of Brazil	6.000%	1/17/17	6,850	7,038
2	Federative Republic of Brazil	8.000%	1/15/18	7,975	8,872
	Federative Republic of Brazil	5.875%	1/15/19	9,750	9,862
	Federative Republic of Brazil	8.875%	10/14/19	3,600	4,356
	Federative Republic of Brazil	8.875%	4/15/24	1,525	1,882
	Federative Republic of Brazil	8.750%	2/4/25	4,200	5,124
	Federative Republic of Brazil	10.125%	5/15/27	4,200	5,712
	Federative Republic of Brazil	8.250%	1/20/34	2,775	3,302
	Federative Republic of Brazil	7.125%	1/20/37	3,400	3,689
	Federative Republic of Brazil	11.000%	8/17/40	9,100	11,689
	Financement Quebec	5.000%	10/25/12	1,275	1,330
	Hydro Quebec	6.300%	5/11/11	2,825	2,994
	Hydro Quebec	8.000%	2/1/13	2,750	3,105
	Hydro Quebec	7.500%	4/1/16	1,150	1,293
	Hydro Quebec	8.400%	1/15/22	2,450	3,005
	Hydro Quebec	8.050%	7/7/24	1,350	1,610
	Hydro Quebec	8.500%	12/1/29	100	128
	Inter-American Development Bank	8.500%	3/15/11	875	952
	Inter-American Development Bank	1.500%	6/23/11	2,450	2,455
	Inter-American Development Bank	4.750%	10/19/12	1,975	2,117
	Inter-American Development Bank	3.500%	3/15/13	2,625	2,700
	Inter-American Development Bank	3.000%	4/22/14	3,375	3,314
	Inter-American Development Bank	4.250%	9/14/15	450	456
	Inter-American Development Bank	5.125%	9/13/16	100	105
	Inter-American Development Bank	4.250%	9/10/18	7,875	7,742
	Inter-American Development Bank	7.000%	6/15/25	1,125	1,293
	International Bank for Reconstruction
	& Development	3.125%	11/15/11	375	387
	International Bank for Reconstruction
	& Development	2.000%	4/2/12	11,675	11,591
	International Bank for Reconstruction
	& Development	5.000%	4/1/16	4,100	4,366
	International Bank for Reconstruction
	& Development	7.625%	1/19/23	950	1,212
	International Bank for Reconstruction
	& Development	8.875%	3/1/26	450	644
	International Bank for Reconstruction
	& Development	4.750%	2/15/35	200	189
	International Finance Corp.	3.000%	4/22/14	2,025	2,017
	Japan Bank International	4.750%	5/25/11	650	668
	Japan Bank International	4.375%	11/26/12	1,950	1,974
	Japan Bank International	4.250%	6/18/13	4,800	4,924
	Japan Finance Organization for Munis.	5.875%	3/14/11	1,025	1,095
	Japan Finance Organization for Munis.	4.625%	4/21/15	2,150	2,206
	Japan Finance Organization for Munis.	5.000%	5/16/17	1,100	1,136
	Korea Development Bank	4.625%	9/16/10	975	984
	Korea Development Bank	5.300%	1/17/13	1,200	1,181
	Korea Development Bank	5.750%	9/10/13	3,300	3,339
	Korea Development Bank	8.000%	1/23/14	3,150	3,408
	Korea Electric Power Corp.	7.750%	4/1/13	2,200	2,319
	Kreditanstalt fur Wiederaufbau	3.125%	11/15/10	1,425	1,463

62

Total Bond Market II Index Fund

				Face	Market
			Maturity	Amount	Value•
		Coupon	Date	($000)	($000)
	Kreditanstalt fur Wiederaufbau	4.625%	1/20/11	275	289
	Kreditanstalt fur Wiederaufbau	3.250%	2/15/11	12,600	13,007
	Kreditanstalt fur Wiederaufbau	1.875%	3/15/11	900	910
	Kreditanstalt fur Wiederaufbau	3.750%	6/27/11	7,550	7,889
	Kreditanstalt fur Wiederaufbau	3.250%	10/14/11	4,775	4,947
	Kreditanstalt fur Wiederaufbau	2.000%	1/17/12	4,200	4,230
	Kreditanstalt fur Wiederaufbau	2.250%	4/16/12	9,225	9,308
	Kreditanstalt fur Wiederaufbau	4.750%	5/15/12	4,425	4,753
	Kreditanstalt fur Wiederaufbau	3.250%	3/15/13	19,600	19,856
	Kreditanstalt fur Wiederaufbau	3.500%	5/16/13	4,000	4,083
	Kreditanstalt fur Wiederaufbau	4.000%	10/15/13	7,500	7,822
	Kreditanstalt fur Wiederaufbau	3.500%	3/10/14	300	306
	Kreditanstalt fur Wiederaufbau	4.125%	10/15/14	575	606
	Kreditanstalt fur Wiederaufbau	5.125%	3/14/16	7,300	7,758
	Kreditanstalt fur Wiederaufbau	4.375%	3/15/18	425	431
	Kreditanstalt fur Wiederaufbau	4.500%	7/16/18	6,425	6,581
	Kreditanstalt fur Wiederaufbau	4.875%	6/17/19	5,300	5,599
	Kreditanstalt fur Wiederaufbau	0.00%	6/29/37	5,450	1,288
	Landeskreditbank Baden-Wuerttemberg -
	Foerderbank	4.250%	9/15/10	575	589
	Landeskreditbank Baden-Wuerttemberg -
	Foerderbank	4.875%	1/13/12	2,625	2,758
	Landwirtschaftliche Rentenbank	5.250%	7/2/12	2,675	2,805
	Landwirtschaftliche Rentenbank	3.250%	3/15/13	7,000	6,934
	Landwirtschaftliche Rentenbank	4.875%	11/16/15	1,000	1,053
	Landwirtschaftliche Rentenbank	5.125%	2/1/17	2,000	2,076
	Mass Transit Railway Corp.	7.500%	11/8/10	475	507
	Nordic Investment Bank	3.875%	6/15/10	200	202
	Nordic Investment Bank	4.500%	9/13/10	850	879
	Nordic Investment Bank	4.875%	3/15/11	100	105
	Nordic Investment Bank	5.000%	2/1/17	1,150	1,183
	Oesterreichische Kontrollbank	2.875%	3/15/11	6,425	6,512
	Oesterreichische Kontrollbank	3.125%	10/14/11	4,725	4,836
	Oesterreichische Kontrollbank	4.750%	11/8/11	725	749
	Oesterreichische Kontrollbank	1.875%	3/21/12	2,275	2,203
	Oesterreichische Kontrollbank	4.750%	10/16/12	2,025	2,102
	Oesterreichische Kontrollbank	5.000%	4/25/17	4,025	4,069
	Ontario Electricity Financial Corp.	7.450%	3/31/13	1,450	1,636
	Pemex Project Funding Master Trust	9.125%	10/13/10	175	188
	Pemex Project Funding Master Trust	5.750%	3/1/18	8,925	8,216
	Pemex Project Funding Master Trust	6.625%	6/15/35	4,600	4,151
	Pemex Project Funding Master Trust	6.625%	6/15/38	2,025	1,720
	People’s Republic of China	4.750%	10/29/13	1,800	1,896
	Petrobras International Finance Co.	6.125%	10/6/16	4,850	4,978
	Petrobras International Finance Co.	5.875%	3/1/18	1,575	1,540
	Petrobras International Finance Co.	8.375%	12/10/18	1,200	1,362
	Petrobras International Finance Co.	7.875%	3/15/19	1,350	1,456
3	Petroleos Mexicanos	8.000%	5/3/19	1,675	1,788
	Province of Manitoba	4.900%	12/6/16	5,475	5,558
	Province of Nova Scotia	5.750%	2/27/12	550	578
	Province of Ontario	3.125%	9/8/10	4,375	4,463
	Province of Ontario	2.750%	2/22/11	3,500	3,522
	Province of Ontario	3.375%	5/20/11	5,575	5,679
	Province of Ontario	5.000%	10/18/11	4,625	4,875
	Province of Ontario	4.100%	6/16/14	5,025	5,120
	Province of Ontario	4.750%	1/19/16	1,025	1,025

63

Total Bond Market II Index Fund

				Face	Market
			Maturity	Amount	Value•
		Coupon	Date	($000)	($000)
	Province of Ontario	5.450%	4/27/16	5,675	5,885
	Province of Quebec	6.125%	1/22/11	2,275	2,394
	Province of Quebec	4.875%	5/5/14	275	288
	Province of Quebec	4.600%	5/26/15	2,250	2,315
	Province of Quebec	5.125%	11/14/16	7,275	7,408
	Province of Quebec	4.625%	5/14/18	1,875	1,848
	Province of Quebec	7.125%	2/9/24	325	366
	Province of Quebec	7.500%	9/15/29	2,575	3,084
	Province of Saskatchewan	7.375%	7/15/13	425	491
	Region of Lombardy, Italy	5.804%	10/25/32	1,050	1,028
	Republic of Chile	7.125%	1/11/12	1,225	1,361
	Republic of Chile	5.500%	1/15/13	1,000	1,073
	Republic of Hungary	4.750%	2/3/15	1,800	1,689
	Republic of Italy	6.000%	2/22/11	5,175	5,373
	Republic of Italy	3.500%	7/15/11	2,475	2,515
	Republic of Italy	5.625%	6/15/12	2,450	2,632
	Republic of Italy	4.375%	6/15/13	4,350	4,357
	Republic of Italy	4.500%	1/21/15	4,000	4,090
	Republic of Italy	4.750%	1/25/16	8,075	8,041
	Republic of Italy	5.250%	9/20/16	4,025	4,055
	Republic of Italy	6.875%	9/27/23	4,600	5,157
	Republic of Italy	5.375%	6/15/33	5,150	4,791
	Republic of Korea	4.250%	6/1/13	5,700	5,600
	Republic of Korea	5.750%	4/16/14	1,300	1,332
	Republic of Korea	7.125%	4/16/19	1,675	1,803
	Republic of Korea	5.625%	11/3/25	575	490
	Republic of Peru	9.125%	2/21/12	200	228
	Republic of Peru	9.875%	2/6/15	2,150	2,612
	Republic of Peru	8.375%	5/3/16	1,525	1,759
	Republic of Peru	7.125%	3/30/19	5,375	5,724
	Republic of Peru	7.350%	7/21/25	1,525	1,620
2	Republic of Peru	6.550%	3/14/37	3,200	3,072
	Republic of Poland	6.250%	7/3/12	2,425	2,574
	Republic of Poland	5.250%	1/15/14	800	818
	Republic of Poland	5.000%	10/19/15	750	761
	Republic of South Africa	7.375%	4/25/12	2,650	2,835
	Republic of South Africa	6.875%	5/27/19	3,925	4,033
	Republic of South Africa	5.875%	5/30/22	1,075	993
	State of Israel	4.625%	6/15/13	750	778
	State of Israel	5.125%	3/1/14	200	207
	State of Israel	5.500%	11/9/16	2,800	2,880
	State of Israel	5.125%	3/26/19	5,350	5,213
	State of Israel (U.S. Government Guaranteed)	5.500%	4/26/24	4,450	4,601
	Swedish Export Credit Corp.	4.000%	6/15/10	875	884
	Swedish Export Credit Corp.	4.500%	9/27/10	4,550	4,713
	Swedish Export Credit Corp.	5.125%	3/1/17	550	554
	United Mexican States	8.375%	1/14/11	1,700	1,871
	United Mexican States	7.500%	1/14/12	1,350	1,485
	United Mexican States	6.375%	1/16/13	4,250	4,573
	United Mexican States	5.875%	1/15/14	1,875	1,973
	United Mexican States	5.875%	2/17/14	2,450	2,569
	United Mexican States	6.625%	3/3/15	2,550	2,750
	United Mexican States	11.375%	9/15/16	1,325	1,792
	United Mexican States	5.625%	1/15/17	9,325	9,418
	United Mexican States	5.950%	3/19/19	3,250	3,282
	United Mexican States	8.125%	12/30/19	200	232

64

Total Bond Market II Index Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
United Mexican States	8.300%	8/15/31	3,125	3,687
United Mexican States	6.750%	9/27/34	10,800	10,837
United Mexican States	6.050%	1/11/40	1,375	1,255
Total Sovereign Bonds (Cost $678,408)				681,234
Taxable Municipal Bonds (0.3%)
California GO	5.250%	4/1/14	1,175	1,150
California GO	7.500%	4/1/34	9,225	8,480
California GO	5.650%	4/1/39	1,225	1,211
Chicago IL Transit Auth. Rev.	6.899%	12/1/40	2,625	2,779
Connecticut GO	5.850%	3/15/32	2,675	2,717
Dartmouth College	4.750%	6/1/19	275	277
Illinois (Taxable Pension) GO	4.950%	6/1/23	5,125	4,943
Illinois (Taxable Pension) GO	5.100%	6/1/33	13,500	12,022
Johns Hopkins Univ.	5.250%	7/1/19	2,275	2,288
Kansas Dev. Finance Auth. Rev.
(Public Employee Retirement System)	5.501%	5/1/34	1,525	1,401
New Jersey Econ. Dev. Auth. State Pension Rev.	7.425%	2/15/29	3,175	3,468
New Jersey Turnpike Auth. Rev.	4.252%	1/1/16	900	885
New Jersey Turnpike Auth. Rev.	7.414%	1/1/40	3,850	4,565
New York Metro. Transp. Auth. Rev.	7.336%	11/15/39	625	743
Oregon (Taxable Pension) GO	5.762%	6/1/23	650	669
Oregon (Taxable Pension) GO	5.892%	6/1/27	975	937
Oregon School Board Assn.	4.759%	6/30/28	700	571
Oregon School Board Assn.	5.528%	6/30/28	375	353
Port Auth. of New York & New Jersey Rev.	6.040%	12/1/29	850	873
Princeton University	5.700%	3/1/39	1,500	1,506
San Antonio TX Electric & Gas Rev.	5.985%	2/1/39	1,500	1,554
Stanford Univ.	3.625%	5/1/14	2,250	2,269
Stanford Univ.	4.250%	5/1/16	750	753
Tobacco Settlement Finance Auth. Rev.	7.467%	6/1/47	1,420	905
Univ. of Texas Permanent Univ. Fund Rev.	6.276%	8/15/41	525	547
Wisconsin Public Service Rev.	4.800%	5/1/13	775	808
Wisconsin Public Service Rev.	5.700%	5/1/26	900	855
Total Taxable Municipal Bonds (Cost $57,598)				59,529

			Shares
Temporary Cash Investment (3.2%)
Money Market Fund (3.2%)
7 Vanguard Market Liquidity Fund
(Cost $696,194)	0.395%		696,194,275	696,194
Total Investments (102.4%) (Cost $21,736,251)				21,934,237
Other Assets and Liabilities (–2.4%)
Other Assets				384,893
Liabilities				(903,556)
				(518,663)
Net Assets (100%)				21,415,574

65

Total Bond Market II Index Fund

At June 30, 2009, net assets consisted of:
Amount
($000)
Paid-in Capital	21,279,662
Undistributed Net Investment Income	—
Accumulated Net Realized Losses	(62,074)
Unrealized Appreciation (Depreciation)	197,986
Net Assets	21,415,574

Investor Shares—Net Assets
Applicable to 1,584,201,775 outstanding $.001 par value shares of
beneficial interest (unlimited authorization)	15,940,318
Net Asset Value Per Share—Investor Shares	$10.06

Institutional Shares—Net Assets
Applicable to 544,149,010 outstanding $.001 par value shares of
beneficial interest (unlimited authorization)	5,475,256
Net Asset Value Per Share—Institutional Shares	$10.06

•	See Note A in Notes to Financial Statements.

1 The issuer operates under a congressional charter; its securities are not backed by the full faith and credit of the U.S. government.

2 The average or expected maturity is shorter than the final maturity shown because of the possibility of interim principal payments and prepayments or the possibility of the issue being called.

3 Security exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At June 30, 2009, the aggregate value of these securities was $99,933,000, representing 0.5% of net assets.

4 Adjustable-rate security.

5 Guaranteed by the Federal Deposit Insurance Corporation (FDIC) as part of the Temporary Liquidity Guarantee Program.

6 Non-income-producing security—security in default.

7 Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.

GO—General Obligation Bond.

REIT—Real Estate Investment Trust.

See accompanying Notes, which are an integral part of the Financial Statements.

66

Total Bond Market II Index Fund

Statement of Operations

January 26, 2009[1] to
June 30, 2009
($000)
Investment Income
Income
Interest[2]	292,311
Total Income	292,311
Expenses
The Vanguard Group—Note B
Investment Advisory Services	266
Management and Administrative—Investor Shares	10,241
Management and Administrative—Institutional Shares	612
Marketing and Distribution—Investor Shares	919
Marketing and Distribution—Institutional Shares	66
Custodian Fees	78
Shareholders’ Reports and Proxies—Investor Shares	—
Shareholders’ Reports and Proxies—Institutional Shares	—
Trustees’ Fees and Expenses	13
Total Expenses	12,195
Net Investment Income	280,116
Realized Net Gain (Loss) on Investment Securities Sold	(62,028)
Change in Unrealized Appreciation (Depreciation) of Investment Securities	197,986
Net Increase (Decrease) in Net Assets Resulting from Operations	416,074

1 Inception.

2 Interest income from an affiliated company of the fund was $861,000.

See accompanying Notes, which are an integral part of the Financial Statements.

67

Total Bond Market II Index Fund

Statement of Changes in Net Assets

January 26, 2009[1] to
June 30, 2009
($000)
Increase (Decrease) in Net Assets
Operations
Net Investment Income	280,116
Realized Net Gain (Loss)	(62,028)
Change in Unrealized Appreciation (Depreciation)	197,986
Net Increase (Decrease) in Net Assets Resulting from Operations	416,074
Distributions
Net Investment Income
Investor Shares	(237,510)
Institutional Shares	(42,652)
Realized Capital Gain
Investor Shares	—
Institutional Shares	—
Total Distributions	(280,162)
Capital Share Transactions
Investor Shares	15,834,973
Institutional Shares	5,444,689
Net Increase (Decrease) from Capital Share Transactions	21,279,662
Total Increase (Decrease)	21,415,574
Net Assets
Beginning of Period	—
End of Period	21,415,574

1 Inception.

See accompanying Notes, which are an integral part of the Financial Statements.

68

Total Bond Market II Index Fund

Financial Highlights

Investor Shares
January 26, 2009[1] to
For a Share Outstanding Throughout the Period	June 30, 2009
Net Asset Value, Beginning of Period	$10.00
Investment Operations
Net Investment Income	.168
Net Realized and Unrealized Gain (Loss) on Investments	.060
Total from Investment Operations	.228
Distributions
Dividends from Net Investment Income	(.168)
Distributions from Realized Capital Gains	—
Total Distributions	(.168)
Net Asset Value, End of Period	$10.06

Total Return[2]	2.30%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$15,940
Ratio of Total Expenses to Average Net Assets	0.19%[3]
Ratio of Net Investment Income to Average Net Assets	3.90%[3]
Portfolio Turnover Rate[4]	107%[3]

1 Inception.

2 Total returns do not include the account service fee that may be applicable to certain accounts with balances below $10,000.

3 Annualized.

4 Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares.

See accompanying Notes, which are an integral part of the Financial Statements.

69

Total Bond Market II Index Fund

Financial Highlights

Institutional Shares
February 17, 2009[1] to
For a Share Outstanding Throughout the Period	June 30, 2009
Net Asset Value, Beginning of Period	$10.03
Investment Operations
Net Investment Income	.147
Net Realized and Unrealized Gain (Loss) on Investments	.030
Total from Investment Operations	.177
Distributions
Dividends from Net Investment Income	(.147)
Distributions from Realized Capital Gains	—
Total Distributions	(.147)
Net Asset Value, End of Period	$10.06

Total Return	2.05%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$5,475
Ratio of Total Expenses to Average Net Assets	0.07%[2]
Ratio of Net Investment Income to Average Net Assets	4.02%[2]
Portfolio Turnover Rate[3]	107%[2]

1 Inception.

2 Annualized.

3 Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares.

See accompanying Notes, which are an integral part of the Financial Statements.

70

Total Bond Market II Index Fund

Notes to Financial Statements

Vanguard Total Bond Market II Index Fund is registered under the Investment Company Act of 1940 an open-end investment company, or mutual fund. Certain of the fund’s investments are in corporate debt instruments; the issuers’ abilities to meet their obligations may be affected by economic developments in their respective industries. The fund offers two classes of shares: Investor Shares and Institutional Shares. Investor Shares were first issued on January 26, 2009, and are available to Vanguard funds and certain similar trusts and accounts (“eligible investors”) who meet the fund’s minimum purchase requirements. Institutional Shares were first issued on February 17, 2009, and are available to eligible investors who generally do not require special employee benefit plan services and invest a minimum of $5 million.

A. The following significant accounting policies conform to generally accepted accounting principles for U.S. mutual funds. The fund consistently follows such policies in preparing its financial statements

1. Security Valuation: Bonds, and temporary cash investments acquired over 60 days to maturity, are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Investments in Vanguard Market Liquidity Fund are valued at that fund’s net asset value. Other temporary cash investments are valued at amortized cost, which approximates market value. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund’s pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the board of trustees to represent fair value.

2. Mortgage Dollar Rolls: The fund has entered into mortgage-dollar-roll transactions, in which the fund sells mortgage-backed securities to a dealer and simultaneously agrees to purchase similar securities in the future at a predetermined price. The proceeds of the securities sold in mortgage-dollar-roll transactions are invested in high-quality short-term fixed income securities. The fund forgoes principal and interest paid on the securities, and is compensated by interest earned on the proceeds of the initial sale and by a lower price on the securities to be repurchased. The fund accounts for mortgage-dollar-roll transactions as purchases and sales; as such, these transactions may increase the fund’s portfolio turnover rate. Amounts to be received or paid in connection with open mortgage dollar rolls are included in Receivables for Investment Securities Sold (Other Assets) or Payables for Investment Securities Purchased (Liabilities) in the Statement of Net Assets. The primary risk associated with mortgage dollar rolls is that a counterparty will default on its obligations to deliver purchased securities

3. Federal Income Taxes: The fund intends to qualify as a regulated investment company and distribute all of its taxable income. Management has analyzed the fund’s tax positions taken for the period from inception to June 30, 2009, and has concluded that no provision for federal income tax is required in the fund’s financial statements.

4. Distributions: Distributions from net investment income are declared daily and paid on the first business day of the following month. Annual distributions from realized capital gains, if any, are recorded on the ex-dividend date.

5. Other: Interest income includes income distributions received from Vanguard Market Liquidity Fund and is accrued daily. Premiums and discounts on debt securities purchased are amortized and accreted, respectively, to interest income over the lives of the respective securities. Security transactions are accounted for on the date securities are bought or sold. Costs used to determine realized gains (losses) on the sale of investment securities are those of the specific securities sold.

71

Total Bond Market II Index Fund

Each class of shares has equal rights as to assets and earnings, except that each class separately bears certain class-specific expenses related to maintenance of shareholder accounts (included in Management and Administrative expenses), shareholder reporting, and proxies. Marketing and distribution expenses are allocated to each class of shares based on a method approved by the board of trustees. Income, other non-class-specific expenses, and gains and losses on investments are allocated to each class of shares based on its relative net assets.

B. The Vanguard Group furnishes at cost investment advisory, corporate management, administrative, marketing, and distribution services. The costs of such services are allocated to the fund under methods approved by the board of trustees. The fund has committed to provide up to 0.40% of its net assets in capital contributions to Vanguard. At June 30, 2009, the fund had contributed capital of $4,654,000 to Vanguard (included in Other Assets), representing 0.02% of the fund’s net assets and 1.86% of Vanguard’s capitalization. The fund’s trustees and officers are also directors and officers of Vanguard.

C. Various inputs may be used to determine the value of the fund’s investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.

Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments).

The following table summarizes the fund’s investments as of June 30, 2009, based on the inputs used to value them:

	Level 1	Level 2	Level 3
Investments	($000)	($000)	($000)
U.S. Government and Agency Obligations	—	15,391,483	—
Corporate Bonds	—	5,105,772	25
Sovereign Bonds	—	681,234	—
Taxable Municipal Bonds	—	59,529	—
Temporary Cash Investments	696,194	—	—
Total	696,194	21,238,018	25

The following table summarizes changes in investments valued based on Level 3 inputs during the period ended June 30, 2009:

Investments in
Corporate Bonds
($000)
Amount valued based on Level 3 Inputs
Balance as of inception date	—
Transfers in and/or out of Level 3	25
Balance as of June 30, 2009	25

72

Total Bond Market II Index Fund

D. Capital gain distributions are determined on a tax basis and may differ from realized capital gains for financial reporting purposes. Differences may be permanent or temporary. Permanent differences are reclassified among capital accounts in the financial statements to reflect their tax character. Temporary differences arise when gains or losses are recognized in different periods for financial statement and tax purposes; these differences will reverse at some time in the future. The fund’s tax-basis capital gains and losses are determined only at the end of each fiscal year.

Certain of the fund’s U.S. Treasury Inflation-Indexed securities experienced deflation adjustments that reduced interest income and the cost of investments for financial statement purposes by an amount greater than the reduction of taxable income; the additional income reduction will be deferred for tax purposes until it is used to offset future inflation adjustments that increase taxable income. The difference becomes permanent if the securities are sold. During the six months ended June 30, 2009, the fund realized gains of $46,000 that were included in ordinary income for tax purposes as a result of deferred deflation adjustments; accordingly such gains have been reclassified from accumulated net realized losses to undistributed net investment income.

At June 30, 2009, the cost of investment securities for tax purposes was $21,736,251,000. Net unrealized appreciation of investment securities for tax purposes was $197,986,000, consisting of unrealized gains of $337,464,000 on securities that had risen in value since their purchase and $139,478,000 in unrealized losses on securities that had fallen in value since their purchase.

E. During the six months ended June 30, 2009, the fund purchased $5,731,686,000 of investment securities and sold $329,313,000 of investment securities, other than U.S. government securities and temporary cash investments. Purchases and sales of U.S. government securities were $23,590,000,000 and $8,186,071,000, respectively.

F. Capital share transactions for each class of shares were:

	January 26, 2009[1] to
	June 30, 2009
	Amount	Shares
	($000)	(000)
Investor Shares
Issued	17,627,795	1,764,062
Issued in Lieu of Cash Distributions	237,510	23,756
Redeemed	(2,030,332)	(203,616)
Net Increase (Decrease)—Investor Shares	15,834,973	1,584,202
Institutional Shares
Issued	5,607,609	560,416
Issued in Lieu of Cash Distributions	42,652	4,251
Redeemed	(205,572)	(20,518)
Net Increase (Decrease)—Institutional Shares	5,444,689	544,149
1 Inception.

G. In preparing the financial statements as of June 30, 2009, management considered the impact of subsequent events occurring through August 5, 2009, for potential recognition or disclosure in these financial statements.

73

Trustees Approve Advisory Arrangement

Effective December 2008, the board of trustees approved the launch of Vanguard Total Bond Market II Index Fund, utilizing an internalized management structure whereby the Vanguard Group, Inc.—through its Fixed Income Group—would provide investment advisory services to the fund at cost. The board determined that the investment advisory arrangement with Vanguard was in the best interests of the fund and its prospective shareholders.

The board based its decision upon an evaluation of the advisor’s investment staff, portfolio management process, and performance. The trustees considered the factors discussed below, among others. However, no single factor determined whether the board approved the arrangement. Rather, it was the totality of the circumstances that drove the board’s decision.

Nature, extent, and quality of services

The board considered the quality of the investment management services to be provided to the fund and took into account the organizational depth and stability of the advisor. The board noted that Vanguard has been managing investments for more than three decades. The Fixed Income Group adheres to a sound, disciplined investment management process; the team has considerable experience, stability, and depth.

The board concluded that Vanguard’s experience, stability, depth, and performance, among other factors, warranted approval of the advisory arrangement.

Investment performance

The board determined that, in its management of other Vanguard index funds, the Fixed Income Group has a track record of consistent performance and disciplined investment processes. Information about the fund’s performance since inception can be found on the Performance Summary page of this report.

Cost

The board considered the cost of services to be provided and concluded that the fund’s expense ratio will be below the average expense ratio charged by funds in its peer group. Information about the fund’s expense ratio appears in the Financial Statements section of this report.

The board does not conduct a profitability analysis of Vanguard, because of Vanguard’s unique “at-cost” structure. Unlike most other mutual fund management companies, Vanguard is owned by the funds it oversees, and produces “profits” only in the form of reduced expenses for fund shareholders.

The benefit of economies of scale

The board concluded that the fund’s low-cost arrangement with Vanguard ensures that the fund will realize economies of scale as it grows, with the cost to shareholders declining as fund assets increase.

The board will consider whether to renew the advisory arrangement after a one-year period.

74

Glossary

30-Day SEC Yield. A fund’s 30-day SEC yield is derived using a formula specified by the U.S. Securities and Exchange Commission. Under the formula, data related to the fund’s security holdings in the previous 30 days are used to calculate the fund’s hypothetical net income for that period, which is then annualized and divided by the fund’s estimated average net assets over the calculation period. For the purposes of this calculation, a security’s income is based on its current market yield to maturity (in the case of bonds) or its projected dividend yield (for stocks). Because the SEC yield represents hypothetical annualized income, it will differ—at times significantly—from the fund’s actual experience. As a result, the fund’s income distributions may be higher or lower than implied by the SEC yield.

Average Coupon. The average interest rate paid on the fixed income securities held by a fund. It is expressed as a percentage of face value.

Average Duration. An estimate of how much the value of the bonds held by a fund will fluctuate in response to a change in interest rates. To see how the value could change, multiply the average duration by the change in rates. If interest rates rise by 1 percentage point, the value of the bonds in a fund with an average duration of five years would decline by about 5%. If rates decrease by a percentage point, the value would rise by 5%.

Average Effective Maturity. The average length of time until fixed income securities held by a fund reach maturity and are repaid, taking into consideration the possibility that the issuer may call the bond before its maturity date. The figure reflects the proportion of fund assets represented by each security; it also reflects any futures contracts held. In general, the longer the average effective maturity, the more a fund’s share price will fluctuate in response to changes in market interest rates.

Average Quality. An indicator of credit risk, this figure is the average of the ratings assigned to a fund’s fixed income holdings by credit-rating agencies. The agencies make their judgment after appraising an issuer’s ability to meet its obligations. Quality is graded on a scale, with Aaa or AAA indicating the most creditworthy bond issuers. U.S. Treasury securities are considered to have the highest credit quality.

Expense Ratio. The percentage of a fund’s average net assets used to pay its annual administrative and advisory expenses. These expenses directly reduce returns to investors.

Inception Date. The date on which the assets of a fund (or one of its share classes) are first invested in accordance with the fund’s investment objective. For funds with a subscription period, the inception date is the day after that period ends. Investment performance is measured from the inception date.

Short-Term Reserves. The percentage of a fund invested in highly liquid, short-term securities that can be readily converted to cash.

Yield to Maturity. The rate of return an investor would receive if the fixed income securities held by a fund were held to their maturity dates.

75

The People Who Govern Your Fund

The trustees of your mutual fund are there to see that the fund is operated and managed in your best interests since, as a shareholder, you are a part owner of the fund. Your fund’s trustees also serve on the board of directors of The Vanguard Group, Inc., which is owned by the Vanguard funds and provides services to them on an at-cost basis.

A majority of Vanguard’s board members are independent, meaning that they have no affiliation with Vanguard or the funds they oversee, apart from the sizable personal investments they have made as private individuals. The independent board members have distinguished backgrounds in business, academia, and public service. Each of the trustees and executive officers oversees 157 Vanguard funds.

The following table provides information for each trustee and executive officer of the fund. More information about the trustees is in the Statement of Additional Information, which can be obtained, without charge, by contacting Vanguard at 800-662-7447, or online at www.vanguard.com.

Interested Trustees	Emerson U. Fullwood
Born 1948. Trustee Since January 2008. Principal
Occupation(s) During the Past Five Years: Retired
John J. Brennan[1]	Executive Chief Staff and Marketing Officer for North
Born 1954. Trustee Since May 1987. Chairman of	America and Corporate Vice President of Xerox
the Board. Principal Occupation(s) During the Past	Corporation (photocopiers and printers); Director of
Five Years: Chairman of the Board and Director/Trustee	SPX Corporation (multi-industry manufacturing), the
of The Vanguard Group, Inc., and of each of the	United Way of Rochester, the Boy Scouts of America,
investment companies served by The Vanguard Group;	Amerigroup Corporation (direct health and medical
Chief Executive Officer and President of The Vanguard	insurance carriers), and Monroe Community College
Group and of each of the investment companies served	Foundation.
by The Vanguard Group (1996–2008); Chairman of
the Financial Accounting Foundation; Governor of
the Financial Industry Regulatory Authority (FINRA);	Rajiv L. Gupta
Director of United Way of Southeastern Pennsylvania.	Born 1945. Trustee Since December 2001.[2] Principal
Occupation(s) During the Past Five Years: Retired
Chairman and Chief Executive Officer of Rohm and
F. William McNabb III[1]	Haas Co. (chemicals); President of Rohm and Haas Co.
Born 1957. Trustee Since July 2009. Principal	(2006–2008); Board Member of American Chemistry
Occupation(s) During the Past Five Years: Director of	Council; Director of Tyco International, Ltd. (diversified
The Vanguard Group, Inc., since 2008; Chief Executive	manufacturing and services) and Hewlett-Packard Co.
Officer and President of The Vanguard Group and of	(electronic computer manufacturing); Trustee of The
each of the investment companies served by The	Conference Board.
Vanguard Group since 2008; Director of Vanguard
Marketing Corporation; Managing Director of The
Vanguard Group (1995–2008).	Amy Gutmann
Born 1949. Trustee Since June 2006. Principal
Occupation(s) During the Past Five Years: President of
Independent Trustees	the University of Pennsylvania; Christopher H. Browne
Distinguished Professor of Political Science in the School
of Arts and Sciences with Secondary Appointments
Charles D. Ellis	at the Annenberg School for Communication and the
Born 1937. Trustee Since January 2001. Principal	Graduate School of Education of the University of
Occupation(s) During the Past Five Years: Applecore	Pennsylvania; Director of Carnegie Corporation of
Partners (pro bono ventures in education); Senior	New York, Schuylkill River Development Corporation,
Advisor to Greenwich Associates (international business	and Greater Philadelphia Chamber of Commerce;
strategy consulting); Successor Trustee of Yale University;	Trustee of the National Constitution Center.
Overseer of the Stern School of Business at New York
University; Trustee of the Whitehead Institute for
Biomedical Research.

JoAnn Heffernan Heisen	Executive Officers
Born 1950. Trustee Since July 1998. Principal
Occupation(s) During the Past Five Years: Retired
Corporate Vice President, Chief Global Diversity Officer,	Thomas J. Higgins[1]
and Member of the Executive Committee of Johnson	Born 1957. Chief Financial Officer Since September
& Johnson (pharmaceuticals/consumer products);	2008. Principal Occupation(s) During the Past Five
Vice President and Chief Information Officer of Johnson	Years: Principal of The Vanguard Group, Inc.; Chief
& Johnson (1997–2005); Director of the University	Financial Officer of each of the investment companies
Medical Center at Princeton and Women’s Research	served by The Vanguard Group since 2008; Treasurer
and Education Institute.	of each of the investment companies served by The
Vanguard Group (1998–2008).

André F. Perold
Born 1952. Trustee Since December 2004. Principal	Kathryn J. Hyatt[1]
Occupation(s) During the Past Five Years: George Gund	Born 1955. Treasurer Since November 2008. Principal
Professor of Finance and Banking, Harvard Business	Occupation(s) During the Past Five Years: Principal of
School; Director and Chairman of UNX, Inc. (equities	The Vanguard Group, Inc.; Treasurer of each of the
trading firm); Chair of the Investment Committee of	investment companies served by The Vanguard
HighVista Strategies LLC (private investment firm).	Group since 2008; Assistant Treasurer of each of the
investment companies served by The Vanguard Group
(1988–2008).
Alfred M. Rankin, Jr.
Born 1941. Trustee Since January 1993. Principal
Occupation(s) During the Past Five Years: Chairman,	Heidi Stam[1]
President, Chief Executive Officer, and Director of	Born 1956. Secretary Since July 2005. Principal
NACCO Industries, Inc. (forklift trucks/housewares/	Occupation(s) During the Past Five Years: Managing
lignite); Director of Goodrich Corporation (industrial	Director of The Vanguard Group, Inc., since 2006;
products/aircraft systems and services).	General Counsel of The Vanguard Group since 2005;
Secretary of The Vanguard Group and of each of the
investment companies served by The Vanguard Group
Peter F. Volanakis	since 2005; Director and Senior Vice President of
Born 1955. Trustee Since July 2009. Principal	Vanguard Marketing Corporation since 2005; Principal
Occupations During the Past Five Years: President	of The Vanguard Group (1997–2006).
since 2007 and Chief Operating Officer since 2005
of Corning Incorporated (communications equipment);
President of Corning Technologies (2001–2005); Director	Vanguard Senior Management Team
of Corning Incorporated and Dow Corning; Trustee of
the Corning Incorporated Foundation and the Corning
Museum of Glass; Overseer of the Amos Tuck School	R. Gregory Barton	Michael S. Miller
of Business Administration at Dartmouth College.	Mortimer J. Buckley	James M. Norris
	Kathleen C. Gubanich	Glenn W. Reed
	Paul A. Heller	George U. Sauter

Founder

John C. Bogle
Chairman and Chief Executive Officer, 1974–1996

1 These individuals are “interested persons” as defined in the Investment Company Act of 1940.

2 December 2002 for Vanguard Equity Income Fund, Vanguard Growth Equity Fund, the Vanguard Municipal Bond Funds, and the Vanguard State Tax-Exempt Funds.

P.O. Box 2600
Valley Forge, PA 19482-2600

Connect with Vanguard® > www.vanguard.com

Fund Information > 800-662-7447	All comparative mutual fund data are from Lipper Inc.
or Morningstar, Inc., unless otherwise noted.
Direct Investor Account Services > 800-662-2739

Institutional Investor Services > 800-523-1036	You can obtain a free copy of Vanguard’s proxy voting
guidelines by visiting our website, www.vanguard.com,
Text Telephone for People	and searching for “proxy voting guidelines,” or by
With Hearing Impairment > 800-952-3335	calling Vanguard at 800-662-2739. The guidelines are
also available from the SEC’s website, www.sec.gov.
In addition, you may obtain a free report on how your
This material may be used in conjunction	fund voted the proxies for securities it owned during
with the offering of shares of any Vanguard	the 12 months ended June 30. To get the report, visit
fund only if preceded or accompanied by	either www.vanguard.com or www.sec.gov.
the fund’s current prospectus.

You can review and copy information about your fund
at the SEC’s Public Reference Room in Washington, D.C.
To find out more about this public service, call the SEC
at 202-551-8090. Information about your fund is also
available on the SEC’s website, and you can receive
copies of this information, for a fee, by sending a
request in either of two ways: via e-mail addressed to
publicinfo@sec.gov or via regular mail addressed to the
Public Reference Section, Securities and Exchange
Commission, Washington, DC 20549-0102.

© 2009 The Vanguard Group, Inc.
All rights reserved.
Vanguard Marketing Corporation, Distributor.

Q6352 082009

Vanguard® Total Bond Market Index Fund

Schedule of Investments

June 30, 2009

			Face	Market
		Maturity	Amount	Value
	Coupon	Date	($000)	($000)
U.S. Government and Agency Obligations (71.5%)
U.S. Government Securities (25.8%)
U.S. Treasury Bond	11.250%	2/15/15	49,325	71,128
U.S. Treasury Bond	10.625%	8/15/15	5,775	8,287
U.S. Treasury Bond	9.875%	11/15/15	256,225	358,115
U.S. Treasury Bond	9.250%	2/15/16	6,625	9,073
U.S. Treasury Bond	7.250%	5/15/16	48,065	60,261
U.S. Treasury Bond	7.500%	11/15/16	87,694	111,851
U.S. Treasury Bond	8.750%	5/15/17	315,790	432,335
U.S. Treasury Bond	8.875%	8/15/17	25,860	35,751
U.S. Treasury Bond	9.125%	5/15/18	3,260	4,669
U.S. Treasury Bond	8.875%	2/15/19	171,900	245,119
U.S. Treasury Bond	8.125%	8/15/19	62,395	85,540
U.S. Treasury Bond	8.500%	2/15/20	1,740	2,446
U.S. Treasury Bond	8.750%	8/15/20	230,025	329,368
U.S. Treasury Bond	7.875%	2/15/21	210,782	286,103
U.S. Treasury Bond	8.125%	5/15/21	11,850	16,403
U.S. Treasury Bond	8.125%	8/15/21	150,265	208,469
U.S. Treasury Bond	8.000%	11/15/21	64,095	88,411
U.S. Treasury Bond	7.250%	8/15/22	335	440
U.S. Treasury Bond	7.625%	11/15/22	60,080	81,408
U.S. Treasury Bond	7.125%	2/15/23	85,210	111,266
U.S. Treasury Bond	6.250%	8/15/23	123,765	150,664
U.S. Treasury Bond	6.875%	8/15/25	550	720
U.S. Treasury Bond	6.000%	2/15/26	1,220	1,470
U.S. Treasury Bond	6.750%	8/15/26	246,355	320,301
U.S. Treasury Bond	6.500%	11/15/26	3,040	3,865
U.S. Treasury Bond	6.625%	2/15/27	13,935	17,948
U.S. Treasury Bond	6.375%	8/15/27	25,270	31,872
U.S. Treasury Bond	6.125%	11/15/27	4,905	6,037
U.S. Treasury Bond	5.500%	8/15/28	23,100	26,659
U.S. Treasury Bond	5.250%	11/15/28	6,730	7,554
U.S. Treasury Bond	5.250%	2/15/29	89,315	100,340
U.S. Treasury Bond	6.125%	8/15/29	92,315	114,788
U.S. Treasury Bond	6.250%	5/15/30	57,760	73,111
U.S. Treasury Bond	5.375%	2/15/31	39,629	45,431
U.S. Treasury Bond	4.500%	2/15/36	87,345	89,842
U.S. Treasury Bond	4.750%	2/15/37	193,950	207,558
U.S. Treasury Bond	5.000%	5/15/37	68,782	76,455
U.S. Treasury Bond	4.375%	2/15/38	80,158	80,834
U.S. Treasury Bond	4.500%	5/15/38	155,570	160,335
U.S. Treasury Bond	3.500%	2/15/39	56,570	48,836

U.S. Treasury Inflation-Indexed Note	3.500%	1/15/11	78,225	100,019
U.S. Treasury Note	2.000%	2/28/10	14,500	14,650
U.S. Treasury Note	4.000%	3/15/10	21,000	21,528
U.S. Treasury Note	1.750%	3/31/10	26,900	27,156
U.S. Treasury Note	4.000%	4/15/10	2,995	3,078
U.S. Treasury Note	2.625%	5/31/10	40,400	41,176
U.S. Treasury Note	2.875%	6/30/10	307,600	314,715
U.S. Treasury Note	3.875%	7/15/10	32,880	34,010
U.S. Treasury Note	2.750%	7/31/10	30,000	30,703
U.S. Treasury Note	4.125%	8/15/10	32,386	33,671
U.S. Treasury Note	5.750%	8/15/10	49,090	51,921
U.S. Treasury Note	2.375%	8/31/10	168,270	171,767
U.S. Treasury Note	2.000%	9/30/10	22,470	22,860
U.S. Treasury Note	1.500%	10/31/10	337,775	341,470
U.S. Treasury Note	1.250%	11/30/10	564,000	568,140
U.S. Treasury Note	4.375%	12/15/10	450,975	474,579
U.S. Treasury Note	0.875%	12/31/10	116,255	116,419
U.S. Treasury Note	4.250%	1/15/11	115,475	121,466
U.S. Treasury Note	0.875%	1/31/11	101,800	101,864
U.S. Treasury Note	5.000%	2/15/11	9,975	10,637
U.S. Treasury Note	0.875%	2/28/11	684,000	683,576
U.S. Treasury Note	4.500%	2/28/11	122,040	129,382
U.S. Treasury Note	0.875%	3/31/11	9,025	9,014
U.S. Treasury Note	0.875%	4/30/11	3,575	3,565
U.S. Treasury Note	4.875%	4/30/11	198,755	212,545
U.S. Treasury Note	0.875%	5/31/11	49,600	49,429
U.S. Treasury Note	1.125%	6/30/11	302,150	302,198
U.S. Treasury Note	5.125%	6/30/11	257,985	278,343
U.S. Treasury Note	4.625%	8/31/11	7,100	7,614
U.S. Treasury Note	4.500%	9/30/11	2,890	3,097
U.S. Treasury Note	4.500%	11/30/11	14,110	15,193
U.S. Treasury Note	1.125%	12/15/11	4,165	4,145
U.S. Treasury Note	4.625%	12/31/11	200	216
U.S. Treasury Note	4.750%	1/31/12	8,595	9,338
U.S. Treasury Note	1.375%	2/15/12	175,900	175,791
U.S. Treasury Note	4.625%	2/29/12	78,070	84,633
U.S. Treasury Note	4.500%	3/31/12	41,560	44,976
U.S. Treasury Note	1.375%	4/15/12	339,625	338,457
U.S. Treasury Note	4.500%	4/30/12	36,565	39,582
U.S. Treasury Note	1.375%	5/15/12	198,900	197,844
U.S. Treasury Note	4.750%	5/31/12	310,585	338,733
U.S. Treasury Note	1.875%	6/15/12	209,850	211,424
U.S. Treasury Note	4.875%	6/30/12	182,290	199,779
U.S. Treasury Note	4.625%	7/31/12	119,725	130,407
U.S. Treasury Note	4.125%	8/31/12	2,721	2,924
U.S. Treasury Note	4.250%	9/30/12	2,110	2,278
U.S. Treasury Note	3.875%	10/31/12	234,165	250,411
U.S. Treasury Note	3.375%	11/30/12	2,860	3,012
U.S. Treasury Note	2.750%	2/28/13	22,620	23,277
U.S. Treasury Note	3.625%	5/15/13	51,315	54,298
U.S. Treasury Note	3.500%	5/31/13	104,175	109,807
U.S. Treasury Note	3.375%	6/30/13	8,950	9,379
U.S. Treasury Note	3.375%	7/31/13	9,350	9,800

U.S. Treasury Note		4.250%	8/15/13	26,650	28,824
U.S. Treasury Note		3.125%	8/31/13	60,770	62,973
U.S. Treasury Note		3.125%	9/30/13	393,510	407,161
U.S. Treasury Note		2.750%	10/31/13	517,008	526,784
U.S. Treasury Note		4.250%	11/15/13	13,060	14,117
U.S. Treasury Note		2.000%	11/30/13	93,585	92,240
U.S. Treasury Note		1.500%	12/31/13	301,275	290,260
U.S. Treasury Note		1.750%	1/31/14	65,400	63,581
U.S. Treasury Note		4.000%	2/15/14	45,875	49,108
U.S. Treasury Note		1.875%	2/28/14	9,875	9,622
U.S. Treasury Note		1.750%	3/31/14	402,775	389,685
U.S. Treasury Note		4.750%	5/15/14	41,315	45,563
U.S. Treasury Note		2.250%	5/31/14	310,175	306,106
U.S. Treasury Note		2.625%	6/30/14	13,975	14,023
U.S. Treasury Note		4.250%	8/15/14	700	755
U.S. Treasury Note		4.000%	2/15/15	10,750	11,424
U.S. Treasury Note		4.125%	5/15/15	73,545	78,486
U.S. Treasury Note		4.250%	8/15/15	29,200	31,317
U.S. Treasury Note		4.500%	11/15/15	3,735	4,064
U.S. Treasury Note		4.500%	2/15/16	4,895	5,310
U.S. Treasury Note		2.375%	3/31/16	1,225	1,167
U.S. Treasury Note		2.625%	4/30/16	10,925	10,563
U.S. Treasury Note		5.125%	5/15/16	272,020	305,087
U.S. Treasury Note		3.250%	5/31/16	26,650	26,758
U.S. Treasury Note		3.250%	6/30/16	257,300	258,105
U.S. Treasury Note		4.875%	8/15/16	116,155	128,424
U.S. Treasury Note		4.625%	11/15/16	3,201	3,486
U.S. Treasury Note		4.625%	2/15/17	225	245
U.S. Treasury Note		4.500%	5/15/17	4,000	4,316
U.S. Treasury Note		4.750%	8/15/17	327,525	358,997
U.S. Treasury Note		4.250%	11/15/17	298,090	316,163
U.S. Treasury Note		3.500%	2/15/18	500	503
	U.S. Treasury Note	3.875%	5/15/18	2,666	2,747
	U.S. Treasury Note	3.750%	11/15/18	11,280	11,472
	U.S. Treasury Note	2.750%	2/15/19	31,340	29,347
	U.S. Treasury Note	3.125%	5/15/19	285,965	276,494
					14,812,636
Agency Bonds and Notes (7.5%)
	Agency for International Development - Egypt (U.S.
	Government Guaranteed)	4.450%	9/15/15	11,875	12,403
1	Federal Farm Credit Bank	5.250%	9/13/10	4,050	4,266
1	Federal Farm Credit Bank	3.750%	12/6/10	11,450	11,895
1	Federal Farm Credit Bank	4.875%	2/18/11	23,450	24,854
1	Federal Farm Credit Bank	2.625%	4/21/11	11,475	11,748
1	Federal Farm Credit Bank	5.375%	7/18/11	22,525	24,318
1	Federal Farm Credit Bank	3.875%	8/25/11	11,925	12,530
1	Federal Farm Credit Bank	2.000%	1/17/12	15,675	15,770
1	Federal Farm Credit Bank	2.250%	4/24/12	5,925	5,981
1	Federal Farm Credit Bank	2.125%	6/18/12	13,825	13,857
1	Federal Farm Credit Bank	4.500%	10/17/12	11,050	11,855
1	Federal Farm Credit Bank	3.875%	10/7/13	37,075	38,588
1	Federal Farm Credit Bank	2.625%	4/17/14	10,150	10,012
1	Federal Farm Credit Bank	4.875%	12/16/15	1,275	1,366

1	Federal Farm Credit Bank	5.125%	8/25/16	8,100	8,803
1	Federal Farm Credit Bank	4.875%	1/17/17	7,400	7,918
1	Federal Farm Credit Bank	5.150%	11/15/19	15,675	16,800
1	Federal Home Loan Bank	3.500%	7/16/10	50,500	52,031
1	Federal Home Loan Bank	3.375%	8/13/10	5,480	5,639
1	Federal Home Loan Bank	3.375%	10/20/10	33,825	34,971
1	Federal Home Loan Bank	4.750%	12/10/10	4,150	4,373
1	Federal Home Loan Bank	3.625%	12/17/10	34,200	35,551
1	Federal Home Loan Bank	1.625%	3/16/11	16,275	16,395
1	Federal Home Loan Bank	1.375%	5/16/11	17,375	17,400
1	Federal Home Loan Bank	3.125%	6/10/11	7,775	8,028
1	Federal Home Loan Bank	3.375%	6/24/11	58,650	61,002
1	Federal Home Loan Bank	3.625%	7/1/11	18,125	18,948
1	Federal Home Loan Bank	1.625%	7/27/11	13,000	13,060
1	Federal Home Loan Bank	5.375%	8/19/11	63,725	69,090
1	Federal Home Loan Bank	3.750%	9/9/11	4,600	4,824
1	Federal Home Loan Bank	3.625%	9/16/11	9,250	9,707
1	Federal Home Loan Bank	4.875%	11/18/11	20,150	21,716
1	Federal Home Loan Bank	2.250%	4/13/12	19,700	19,953
1	Federal Home Loan Bank	1.875%	6/20/12	14,000	13,972
1	Federal Home Loan Bank	4.625%	10/10/12	32,700	35,306
1	Federal Home Loan Bank	3.375%	2/27/13	9,750	10,138
1	Federal Home Loan Bank	3.875%	6/14/13	23,975	25,232
1	Federal Home Loan Bank	5.375%	6/14/13	11,725	12,952
1	Federal Home Loan Bank	5.125%	8/14/13	4,325	4,747
1	Federal Home Loan Bank	4.000%	9/6/13	14,125	14,885
1	Federal Home Loan Bank	5.250%	9/13/13	7,125	7,826
1	Federal Home Loan Bank	4.500%	9/16/13	31,325	33,615
1	Federal Home Loan Bank	3.625%	10/18/13	22,750	23,550
1	Federal Home Loan Bank	4.875%	11/27/13	18,975	20,488
1	Federal Home Loan Bank	5.500%	8/13/14	87,875	97,994
1	Federal Home Loan Bank	5.375%	5/18/16	38,950	43,079
1	Federal Home Loan Bank	5.625%	6/13/16	2,325	2,219
1	Federal Home Loan Bank	5.125%	10/19/16	15,625	16,965
1	Federal Home Loan Bank	4.750%	12/16/16	61,925	66,379
1	Federal Home Loan Bank	4.875%	5/17/17	23,175	24,889
1	Federal Home Loan Bank	5.000%	11/17/17	4,625	4,963
1	Federal Home Loan Bank	5.250%	12/11/20	4,175	4,478
1	Federal Home Loan Bank	5.625%	6/11/21	1,050	1,153
1	Federal Home Loan Bank	5.375%	8/15/24	24,600	26,012
1	Federal Home Loan Bank	5.500%	7/15/36	8,575	8,947
1	Federal Home Loan Mortgage Corp.	4.125%	7/12/10	99,997	103,638
1	Federal Home Loan Mortgage Corp.	3.250%	7/16/10	9,275	9,532
1	Federal Home Loan Mortgage Corp.	5.125%	8/23/10	58,650	61,591
1	Federal Home Loan Mortgage Corp.	6.875%	9/15/10	30,258	32,490
1	Federal Home Loan Mortgage Corp.	5.000%	10/18/10	4,825	5,084
1	Federal Home Loan Mortgage Corp.	3.125%	10/25/10	9,650	9,951
1	Federal Home Loan Mortgage Corp.	4.750%	1/18/11	70,850	74,990
1	Federal Home Loan Mortgage Corp.	3.250%	2/25/11	14,500	15,011
1	Federal Home Loan Mortgage Corp.	5.625%	3/15/11	39,125	42,068
1	Federal Home Loan Mortgage Corp.	5.875%	3/21/11	550	576
1	Federal Home Loan Mortgage Corp.	5.125%	4/18/11	46,925	50,148
1	Federal Home Loan Mortgage Corp.	1.625%	4/26/11	23,400	23,546

1	Federal Home Loan Mortgage Corp.	6.000%	6/15/11	26,425	28,828
1	Federal Home Loan Mortgage Corp.	3.875%	6/29/11	8,800	9,245
1	Federal Home Loan Mortgage Corp.	5.250%	7/18/11	89,900	97,056
1	Federal Home Loan Mortgage Corp.	5.750%	1/15/12	64,075	70,709
1	Federal Home Loan Mortgage Corp.	2.125%	3/23/12	37,725	38,106
1	Federal Home Loan Mortgage Corp.	1.750%	6/15/12	28,600	28,474
1	Federal Home Loan Mortgage Corp.	5.500%	8/20/12	39,125	43,299
1	Federal Home Loan Mortgage Corp.	4.625%	10/25/12	30,400	32,862
1	Federal Home Loan Mortgage Corp.	4.125%	12/21/12	14,050	14,972
1	Federal Home Loan Mortgage Corp.	4.500%	1/15/13	31,150	33,627
1	Federal Home Loan Mortgage Corp.	3.750%	6/28/13	29,690	31,156
1	Federal Home Loan Mortgage Corp.	4.500%	7/15/13	17,575	18,930
1	Federal Home Loan Mortgage Corp.	4.875%	11/15/13	89,825	97,940
1	Federal Home Loan Mortgage Corp.	2.500%	4/23/14	23,500	23,131
1	Federal Home Loan Mortgage Corp.	5.000%	7/15/14	70,925	77,891
1	Federal Home Loan Mortgage Corp.	3.000%	7/28/14	27,100	27,212
1	Federal Home Loan Mortgage Corp.	0.000%	11/24/14	7,400	6,087
1	Federal Home Loan Mortgage Corp.	4.750%	1/19/16	45,075	48,374
1	Federal Home Loan Mortgage Corp.	5.250%	4/18/16	48,375	53,362
1	Federal Home Loan Mortgage Corp.	5.500%	7/18/16	27,825	31,163
1	Federal Home Loan Mortgage Corp.	5.125%	10/18/16	14,900	16,326
1	Federal Home Loan Mortgage Corp.	5.000%	2/16/17	23,450	25,589
1	Federal Home Loan Mortgage Corp.	5.000%	4/18/17	7,800	8,487
1	Federal Home Loan Mortgage Corp.	5.500%	8/23/17	31,250	35,138
1	Federal Home Loan Mortgage Corp.	4.875%	6/13/18	18,775	20,242
1	Federal Home Loan Mortgage Corp.	5.000%	12/14/18	23,096	21,741
1	Federal Home Loan Mortgage Corp.	3.750%	3/27/19	63,825	62,824
1	Federal Home Loan Mortgage Corp.	6.750%	9/15/29	10,950	13,434
1	Federal Home Loan Mortgage Corp.	6.750%	3/15/31	36,525	45,552
1	Federal National Mortgage Assn.	3.000%	7/12/10	47,725	48,912
1	Federal National Mortgage Assn.	2.875%	10/12/10	13,650	14,023
1	Federal National Mortgage Assn.	6.625%	11/15/10	58,675	63,348
1	Federal National Mortgage Assn.	4.750%	12/15/10	71,275	75,291
1	Federal National Mortgage Assn.	6.250%	2/1/11	13,065	13,713
1	Federal National Mortgage Assn.	1.750%	3/23/11	32,850	33,143
1	Federal National Mortgage Assn.	5.125%	4/15/11	29,675	31,715
1	Federal National Mortgage Assn.	1.375%	4/28/11	33,650	33,709
1	Federal National Mortgage Assn.	6.000%	5/15/11	34,880	37,911
1	Federal National Mortgage Assn.	3.375%	5/19/11	39,125	40,655
1	Federal National Mortgage Assn.	5.000%	10/15/11	67,950	73,397
1	Federal National Mortgage Assn.	2.000%	1/9/12	118,100	119,398
1	Federal National Mortgage Assn.	5.000%	2/16/12	39,125	42,484
1	Federal National Mortgage Assn.	6.125%	3/15/12	68,630	76,636
1	Federal National Mortgage Assn.	1.875%	4/20/12	61,800	61,935
1	Federal National Mortgage Assn.	4.875%	5/18/12	28,550	31,000
1	Federal National Mortgage Assn.	5.250%	8/1/12	7,100	7,375
1	Federal National Mortgage Assn.	4.375%	9/15/12	59,225	63,601
1	Federal National Mortgage Assn.	3.625%	2/12/13	14,175	14,871
1	Federal National Mortgage Assn.	4.750%	2/21/13	7,150	7,760
1	Federal National Mortgage Assn.	4.375%	3/15/13	11,865	12,750
1	Federal National Mortgage Assn.	4.625%	5/1/13	21,844	22,181
1	Federal National Mortgage Assn.	4.625%	10/15/13	47,575	51,417
1	Federal National Mortgage Assn.	2.875%	12/11/13	58,450	58,945

1	Federal National Mortgage Assn.	5.125%	1/2/14	3,075	3,127
1	Federal National Mortgage Assn.	2.750%	2/5/14	20,700	20,699
1	Federal National Mortgage Assn.	2.750%	3/13/14	23,325	23,272
1	Federal National Mortgage Assn.	4.125%	4/15/14	42,875	45,420
1	Federal National Mortgage Assn.	2.500%	5/15/14	60,000	58,966
1	Federal National Mortgage Assn.	4.625%	10/15/14	39,125	42,189
1	Federal National Mortgage Assn.	5.000%	4/15/15	15,675	17,171
1	Federal National Mortgage Assn.	4.375%	10/15/15	15,675	16,552
1	Federal National Mortgage Assn.	8.200%	3/10/16	50	64
1	Federal National Mortgage Assn.	5.375%	7/15/16	15,675	17,453
1	Federal National Mortgage Assn.	5.250%	9/15/16	42,950	47,411
1	Federal National Mortgage Assn.	4.875%	12/15/16	5,100	5,511
1	Federal National Mortgage Assn.	5.000%	2/13/17	73,075	79,531
1	Federal National Mortgage Assn.	5.000%	5/11/17	57,425	62,557
1	Federal National Mortgage Assn.	0.000%	10/9/19	2,375	1,240
1	Federal National Mortgage Assn.	6.250%	5/15/29	1,050	1,230
1	Federal National Mortgage Assn.	7.125%	1/15/30	24,055	30,976
1	Federal National Mortgage Assn.	7.250%	5/15/30	43,076	56,352
1	Federal National Mortgage Assn.	6.625%	11/15/30	13,660	16,803
1	Federal National Mortgage Assn.	5.625%	7/15/37	4,375	4,549
1	Financing Corp.	9.800%	4/6/18	1,325	1,898
1	Financing Corp.	10.350%	8/3/18	4,900	7,274
1	Financing Corp.	9.650%	11/2/18	10,010	14,428
1	Financing Corp.	9.700%	4/5/19	1,575	2,282
	Private Export Funding Corp.	4.375%	3/15/19	8,325	8,469
	Resolution Funding Corp. (U.S. Government
	Guaranteed)	8.125%	10/15/19	450	602
	Resolution Funding Corp. (U.S. Government
	Guaranteed)	8.875%	7/15/20	180	252
	Resolution Funding Corp. (U.S. Government
	Guaranteed)	8.625%	1/15/30	110	158
	Small Business Administration Variable Rate Interest
	Only Custodial Receipts (U.S. Government
	Guaranteed)	2.719%	7/15/17	4,449	222
	State of Israel (U.S. Government Guaranteed)	5.500%	9/18/23	4,350	4,629
	State of Israel (U.S. Government Guaranteed)	5.500%	12/4/23	3,050	3,155
	State of Israel (U.S. Government Guaranteed)	5.500%	4/26/24	11,400	11,786
1	Tennessee Valley Auth.	5.625%	1/18/11	175	187
1	Tennessee Valley Auth.	5.500%	7/18/17	15,475	16,908
1	Tennessee Valley Auth.	4.500%	4/1/18	4,575	4,666
1	Tennessee Valley Auth.	6.750%	11/1/25	1,700	2,089
1	Tennessee Valley Auth.	7.125%	5/1/30	25,550	31,169
1	Tennessee Valley Auth.	4.650%	6/15/35	3,450	3,100
1	Tennessee Valley Auth.	5.500%	6/15/38	2,400	2,418
1	Tennessee Valley Auth.	4.875%	1/15/48	6,700	6,063
1	Tennessee Valley Auth.	5.375%	4/1/56	5,575	5,524
					4,330,345
Conventional Mortgage-Backed Securities (36.0%)
1,2	Federal Home Loan Mortgage Corp.	4.000%	7/1/09–7/1/39	349,330	344,180
1,2	Federal Home Loan Mortgage Corp.	4.500%	8/1/09–7/1/39	955,920	963,258

1,2	Federal Home Loan Mortgage Corp.	5.000%	7/1/09–9/1/38	1,856,368	1,899,588
1,2	Federal Home Loan Mortgage Corp.	5.500%	10/1/09–4/1/38	2,056,576	2,129,874
1,2	Federal Home Loan Mortgage Corp.	6.000%	8/1/10–7/1/39	1,356,910	1,421,179
1,2	Federal Home Loan Mortgage Corp.	6.500%	7/1/09–9/1/38	292,646	311,800
1,2	Federal Home Loan Mortgage Corp.	7.000%	8/1/10–12/1/37	41,464	44,847
1,2	Federal Home Loan Mortgage Corp.	7.500%	10/1/09–2/1/32	8,432	9,154
1,2	Federal Home Loan Mortgage Corp.	8.000%	11/1/09–1/1/32	6,363	6,972
1,2	Federal Home Loan Mortgage Corp.	8.500%	4/1/10–7/1/31	1,080	1,189
1,2	Federal Home Loan Mortgage Corp.	9.000%	7/1/16–3/1/31	772	853
1,2	Federal Home Loan Mortgage Corp.	9.500%	4/1/16–6/1/25	174	191
1,2	Federal Home Loan Mortgage Corp.	10.000%	10/1/16–4/1/25	57	60
1,2	Federal National Mortgage Assn.	4.000%	9/1/10–7/1/39	499,209	492,124
1,2	Federal National Mortgage Assn.	4.500%	2/1/10–7/1/39	1,330,620	1,346,205
1,2	Federal National Mortgage Assn.	5.000%	9/1/09–7/1/39	2,338,564	2,397,118
1,2	Federal National Mortgage Assn.	5.500%	9/1/09–7/1/39	3,062,493	3,173,706
1,2	Federal National Mortgage Assn.	6.000%	9/1/09–11/1/38	2,017,944	2,117,191
1,2	Federal National Mortgage Assn.	6.500%	9/1/10–8/1/39	696,781	744,735
1,2	Federal National Mortgage Assn.	7.000%	8/1/09–11/1/38	254,471	276,139
1,2	Federal National Mortgage Assn.	7.500%	5/1/10–12/1/32	12,297	13,460
1,2	Federal National Mortgage Assn.	8.000%	1/1/10–9/1/31	3,710	4,080
1,2	Federal National Mortgage Assn.	8.500%	7/1/10–5/1/32	1,506	1,664
1,2	Federal National Mortgage Assn.	9.000%	2/1/17–8/1/30	350	388
1,2	Federal National Mortgage Assn.	9.500%	8/1/16–11/1/25	438	489
1,2	Federal National Mortgage Assn.	10.000%	10/1/14–11/1/19	89	98
1,2	Federal National Mortgage Assn.	10.500%	3/1/11–8/1/20	4	4
1,2	Federal National Mortgage Assn.	11.000%	9/1/19	5	5
1	Government National Mortgage Assn.	4.000%	8/15/18–7/1/39	77,269	74,857
1	Government National Mortgage Assn.	4.500%	6/15/18–7/1/39	277,501	277,427
1	Government National Mortgage Assn.	5.000%	11/15/17–3/15/39	600,424	613,226
	Government National Mortgage Assn.	5.500%	3/15/15–1/20/39	885,368	915,384
	Government National Mortgage Assn.	6.000%	4/15/11–12/15/38	730,227	761,818
1	Government National Mortgage Assn.	6.500%	10/15/10–11/15/38	261,546	278,292
	Government National Mortgage Assn.	7.000%	10/15/10–9/15/36	21,437	23,287
	Government National Mortgage Assn.	7.250%	9/15/25	48	53
	Government National Mortgage Assn.	7.500%	9/15/09–6/15/32	8,590	9,338
	Government National Mortgage Assn.	7.750%	2/15/30	4	4
	Government National Mortgage Assn.	8.000%	5/15/10–12/15/30	5,778	6,286
	Government National Mortgage Assn.	8.500%	5/15/10–3/15/31	1,326	1,444
	Government National Mortgage Assn.	9.000%	8/15/09–2/15/31	2,385	2,596
	Government National Mortgage Assn.	9.500%	5/15/16–9/15/25	602	656
	Government National Mortgage Assn.	10.000%	2/15/18–2/15/25	251	274
	Government National Mortgage Assn.	10.500%	7/15/15–4/15/25	202	219
	Government National Mortgage Assn.	11.000%	1/15/10–11/15/15	20	21
	Government National Mortgage Assn.	11.500%	3/15/10–4/15/16	28	29
					20,665,762
Nonconventional Mortgage-Backed Securities (2.2%)
1,2	Federal Home Loan Mortgage Corp.	4.118%	4/1/35	607	620
1,2	Federal Home Loan Mortgage Corp.	4.378%	12/1/34	13,315	13,521
1,2	Federal Home Loan Mortgage Corp.	4.386%	1/1/35	673	687
1,2	Federal Home Loan Mortgage Corp.	4.431%	9/1/34	6,733	6,827
1,2	Federal Home Loan Mortgage Corp.	4.595%	11/1/34	9,626	9,864
1,2	Federal Home Loan Mortgage Corp.	4.595%	4/1/35	7,208	7,444
1,2	Federal Home Loan Mortgage Corp.	4.643%	7/1/35	9,085	9,325

1,2	Federal Home Loan Mortgage Corp.	4.664%	12/1/35	9,211	9,479
1,2	Federal Home Loan Mortgage Corp.	4.685%	12/1/34	5,264	5,434
1,2	Federal Home Loan Mortgage Corp.	4.797%	7/1/35	14,118	14,502
1,2	Federal Home Loan Mortgage Corp.	4.833%	3/1/36	14,536	14,885
1,2	Federal Home Loan Mortgage Corp.	5.002%	5/1/35	11,583	11,955
1,2	Federal Home Loan Mortgage Corp.	5.043%	7/1/38	10,167	10,518
1,2	Federal Home Loan Mortgage Corp.	5.258%	3/1/37	8,408	8,682
1,2	Federal Home Loan Mortgage Corp.	5.270%	3/1/36	13,100	13,540
1,2	Federal Home Loan Mortgage Corp.	5.293%	3/1/38	13,885	14,350
1,2	Federal Home Loan Mortgage Corp.	5.314%	12/1/36	7,431	7,628
1,2	Federal Home Loan Mortgage Corp.	5.330%	12/1/35	8,115	8,436
1,2	Federal Home Loan Mortgage Corp.	5.425%	4/1/37	15,712	16,353
1,2	Federal Home Loan Mortgage Corp.	5.433%	1/1/37	6,270	6,453
1,2	Federal Home Loan Mortgage Corp.	5.451%	3/1/37	7,925	8,252
1,2	Federal Home Loan Mortgage Corp.	5.496%	2/1/36	10,089	10,482
1,2	Federal Home Loan Mortgage Corp.	5.503%	6/1/37	5,532	5,688
1,2	Federal Home Loan Mortgage Corp.	5.560%	7/1/36	10,035	10,430
1,2	Federal Home Loan Mortgage Corp.	5.573%	5/1/36	16,495	17,019
1,2	Federal Home Loan Mortgage Corp.	5.594%	4/1/37	11,871	12,299
1,2	Federal Home Loan Mortgage Corp.	5.671%	12/1/36	13,053	13,606
1,2	Federal Home Loan Mortgage Corp.	5.684%	3/1/37	22,374	23,302
1,2	Federal Home Loan Mortgage Corp.	5.714%	11/1/36	5,992	6,240
1,2	Federal Home Loan Mortgage Corp.	5.721%	9/1/36	27,933	29,186
1,2	Federal Home Loan Mortgage Corp.	5.763%	3/1/37	5,299	5,537
1,2	Federal Home Loan Mortgage Corp.	5.773%	5/1/36	13,494	14,062
1,2	Federal Home Loan Mortgage Corp.	5.784%	4/1/37	163	170
1,2	Federal Home Loan Mortgage Corp.	5.809%	4/1/37	28,851	29,913
1,2	Federal Home Loan Mortgage Corp.	5.823%	10/1/37	22,971	24,043
1,2	Federal Home Loan Mortgage Corp.	5.827%	6/1/37	20,808	21,769
1,2	Federal Home Loan Mortgage Corp.	5.855%	3/1/37	1,318	1,376
1,2	Federal Home Loan Mortgage Corp.	5.864%	6/1/37	14,507	15,176
1,2	Federal Home Loan Mortgage Corp.	5.883%	12/1/36	7,014	7,350
1,2	Federal Home Loan Mortgage Corp.	5.891%	5/1/37	19,524	20,396
1,2	Federal Home Loan Mortgage Corp.	5.945%	1/1/37	5,916	6,200
1,2	Federal Home Loan Mortgage Corp.	5.974%	10/1/37	3,542	3,711
1,2	Federal Home Loan Mortgage Corp.	6.066%	3/1/37	793	829
1,2	Federal Home Loan Mortgage Corp.	6.066%	8/1/37	17,247	18,080
1,2	Federal Home Loan Mortgage Corp.	6.090%	3/1/37	618	643
1,2	Federal Home Loan Mortgage Corp.	6.096%	12/1/36	14,002	14,678
1,2	Federal Home Loan Mortgage Corp.	6.124%	8/1/37	5,277	5,530
1,2	Federal Home Loan Mortgage Corp.	6.234%	6/1/37	12,004	12,553
1,2	Federal Home Loan Mortgage Corp.	6.510%	2/1/37	10,045	10,590
1,2	Federal National Mortgage Assn.	3.997%	7/1/35	7,966	8,103
1,2	Federal National Mortgage Assn.	4.132%	5/1/34	6,216	6,339
1,2	Federal National Mortgage Assn.	4.415%	7/1/35	7,147	7,319
1,2	Federal National Mortgage Assn.	4.415%	8/1/35	19,350	19,800
1,2	Federal National Mortgage Assn.	4.569%	1/1/35	5,352	5,401
1,2	Federal National Mortgage Assn.	4.572%	11/1/34	17,881	18,397
1,2	Federal National Mortgage Assn.	4.575%	12/1/34	12,052	12,222
1,2	Federal National Mortgage Assn.	4.579%	10/1/36	5,170	5,308
1,2	Federal National Mortgage Assn.	4.621%	8/1/35	12,846	13,210
1,2	Federal National Mortgage Assn.	4.625%	9/1/34	4,991	5,114
1,2	Federal National Mortgage Assn.	4.645%	11/1/33	6,825	7,011

1,2	Federal National Mortgage Assn.	4.672%	10/1/34	8,769	8,884
1,2	Federal National Mortgage Assn.	4.713%	11/1/34	8,909	8,992
1,2	Federal National Mortgage Assn.	4.724%	8/1/35	6,908	7,069
1,2	Federal National Mortgage Assn.	4.757%	9/1/34	3,100	3,151
1,2	Federal National Mortgage Assn.	4.764%	6/1/34	6,820	7,014
1,2	Federal National Mortgage Assn.	4.771%	4/1/36	9,733	10,167
1,2	Federal National Mortgage Assn.	4.775%	5/1/35	4,100	4,225
1,2	Federal National Mortgage Assn.	4.796%	12/1/35	15,625	16,056
1,2	Federal National Mortgage Assn.	4.826%	9/1/35	9,048	9,388
1,2	Federal National Mortgage Assn.	4.840%	4/1/37	9,513	9,839
1,2	Federal National Mortgage Assn.	4.879%	7/1/35	10,853	11,124
1,2	Federal National Mortgage Assn.	4.951%	7/1/35	4,794	4,954
1,2	Federal National Mortgage Assn.	4.956%	7/1/38	5,618	5,805
1,2	Federal National Mortgage Assn.	4.958%	11/1/34	3,677	3,794
1,2	Federal National Mortgage Assn.	4.965%	10/1/35	18,062	19,002
1,2	Federal National Mortgage Assn.	4.978%	11/1/33	3,199	3,313
1,2	Federal National Mortgage Assn.	5.034%	8/1/37	29,249	30,224
1,2	Federal National Mortgage Assn.	5.037%	11/1/35	18,415	18,996
1,2	Federal National Mortgage Assn.	5.055%	12/1/33	4,258	4,411
1,2	Federal National Mortgage Assn.	5.067%	2/1/36	8,471	8,735
1,2	Federal National Mortgage Assn.	5.072%	12/1/35	18,904	19,537
1,2	Federal National Mortgage Assn.	5.107%	1/1/36	8,880	9,159
1,2	Federal National Mortgage Assn.	5.115%	12/1/35	24,008	25,192
1,2	Federal National Mortgage Assn.	5.163%	3/1/38	13,459	13,880
1,2	Federal National Mortgage Assn.	5.256%	3/1/37	12,163	12,636
1,2	Federal National Mortgage Assn.	5.257%	8/1/38	1,078	1,118
1,2	Federal National Mortgage Assn.	5.317%	7/1/38	1,350	1,402
1,2	Federal National Mortgage Assn.	5.340%	12/1/35	6,162	6,389
1,2	Federal National Mortgage Assn.	5.383%	2/1/36	5,231	5,407
1,2	Federal National Mortgage Assn.	5.450%	5/1/37	4,996	5,194
1,2	Federal National Mortgage Assn.	5.454%	2/1/36	13,700	14,168
1,2	Federal National Mortgage Assn.	5.476%	4/1/37	1,290	1,343
1,2	Federal National Mortgage Assn.	5.575%	1/1/37	10,968	11,413
1,2	Federal National Mortgage Assn.	5.608%	7/1/36	8,524	8,794
1,2	Federal National Mortgage Assn.	5.624%	5/1/36	4,614	4,808
1,2	Federal National Mortgage Assn.	5.629%	3/1/37	10,127	10,551
1,2	Federal National Mortgage Assn.	5.649%	6/1/37	7,400	7,677
1,2	Federal National Mortgage Assn.	5.659%	6/1/36	11,516	11,919
1,2	Federal National Mortgage Assn.	5.665%	2/1/37	11,854	12,275
1,2	Federal National Mortgage Assn.	5.673%	3/1/37	31,819	33,183
1,2	Federal National Mortgage Assn.	5.687%	2/1/37	23,569	24,547
1,2	Federal National Mortgage Assn.	5.721%	9/1/36	7,601	7,904
1,2	Federal National Mortgage Assn.	5.733%	3/1/37	24,299	25,342
1,2	Federal National Mortgage Assn.	5.758%	4/1/36	10,339	10,727
1,2	Federal National Mortgage Assn.	5.760%	12/1/37	24,398	25,424
1,2	Federal National Mortgage Assn.	5.764%	1/1/36	5,605	5,786
1,2	Federal National Mortgage Assn.	5.766%	4/1/37	8,729	9,047
1,2	Federal National Mortgage Assn.	5.799%	4/1/37	15,531	16,213
1,2	Federal National Mortgage Assn.	5.875%	9/1/36	11,379	11,845
1,2	Federal National Mortgage Assn.	5.933%	11/1/36	10,592	11,107
1,2	Federal National Mortgage Assn.	5.985%	10/1/37	18,035	18,853
1,2	Federal National Mortgage Assn.	6.030%	4/1/36	10,197	10,706
1,2	Federal National Mortgage Assn.	6.057%	8/1/37	13,344	13,912

1,2	Federal National Mortgage Assn.	6.130%	6/1/36	2,503	2,628
1,2	Federal National Mortgage Assn.	6.562%	9/1/37	18,334	19,254
	Government National Mortgage Assn.	5.375%	6/20/29	332	339
	Government National Mortgage Assn.	7.900%	2/15/21	5	6
					1,272,665
Total U.S. Government and Agency Obligations (Cost $40,103,934)					41,081,408
Corporate Bonds (24.1%)
Asset-Backed/Commercial Mortgage-Backed Securities (4.3%)
3	BA Covered Bond Issuer	5.500%	6/14/12	17,750	17,553
	Banc of America Commercial Mortgage, Inc.	5.787%	5/11/35	13,982	14,173
2	Banc of America Commercial Mortgage, Inc.	6.503%	4/15/36	5,362	5,268
2	Banc of America Commercial Mortgage, Inc.	4.050%	11/10/38	6,250	5,972
2	Banc of America Commercial Mortgage, Inc.	4.153%	11/10/38	3,950	3,716
2,4	Banc of America Commercial Mortgage, Inc.	5.557%	6/10/39	9,750	9,042
2	Banc of America Commercial Mortgage, Inc.	4.877%	7/10/42	26,125	23,451
2	Banc of America Commercial Mortgage, Inc.	4.727%	7/10/43	3,650	2,451
2	Banc of America Commercial Mortgage, Inc.	5.118%	7/11/43	14,555	14,272
2	Banc of America Commercial Mortgage, Inc.	5.372%	9/10/45	17,105	13,935
2,4	Banc of America Commercial Mortgage, Inc.	5.421%	9/10/45	160	82
2	Banc of America Commercial Mortgage, Inc.	5.115%	10/10/45	13,725	11,595
2,4	Banc of America Commercial Mortgage, Inc.	5.176%	10/10/45	392	251
2	Banc of America Commercial Mortgage, Inc.	5.634%	7/10/46	18,300	15,652
2	Banc of America Commercial Mortgage, Inc.	5.675%	7/10/46	4,735	2,756
2,4	Banc of America Commercial Mortgage, Inc.	5.351%	9/10/47	759	486
2	Banc of America Commercial Mortgage, Inc.	5.414%	9/10/47	8,475	7,074
2,4	Banc of America Commercial Mortgage, Inc.	6.354%	2/10/51	22,675	17,279
2,4	Bank of America Credit Card Trust	0.539%	4/16/12	18,711	18,638
2	Bank of America Credit Card Trust	4.720%	5/15/13	8,275	8,550
2	Bear Stearns Commercial Mortgage Securities, Inc.	5.610%	11/15/33	10,750	10,501
2	Bear Stearns Commercial Mortgage Securities, Inc.	5.629%	4/12/38	20,300	17,569
2,4	Bear Stearns Commercial Mortgage Securities, Inc.	5.630%	4/12/38	4,275	2,196
2,4	Bear Stearns Commercial Mortgage Securities, Inc.	5.630%	4/12/38	1,200	1,184
2	Bear Stearns Commercial Mortgage Securities, Inc.	4.830%	8/15/38	15,675	15,344
2,4	Bear Stearns Commercial Mortgage Securities, Inc.	5.942%	9/11/38	3,975	2,355
2	Bear Stearns Commercial Mortgage Securities, Inc.	5.622%	3/11/39	37,700	31,702
2	Bear Stearns Commercial Mortgage Securities, Inc.	4.680%	8/13/39	9,225	8,585
2	Bear Stearns Commercial Mortgage Securities, Inc.	4.740%	3/13/40	7,000	6,712
2	Bear Stearns Commercial Mortgage Securities, Inc.	5.856%	6/11/40	29,150	27,848
2	Bear Stearns Commercial Mortgage Securities, Inc.	5.405%	12/11/40	943	854
2	Bear Stearns Commercial Mortgage Securities, Inc.	5.582%	9/11/41	3,115	1,965

2	Bear Stearns Commercial Mortgage Securities, Inc.	4.521%	11/11/41	3,900	3,756
2	Bear Stearns Commercial Mortgage Securities, Inc.	5.742%	9/11/42	12,650	10,574
2	Bear Stearns Commercial Mortgage Securities, Inc.	5.793%	9/11/42	5,150	4,632
2	Bear Stearns Commercial Mortgage Securities, Inc.	5.127%	10/12/42	9,600	9,550
2,4	Bear Stearns Commercial Mortgage Securities, Inc.	5.513%	1/12/45	1,275	676
2	Bear Stearns Commercial Mortgage Securities, Inc.	5.613%	6/11/50	9,225	8,476
2	Bear Stearns Commercial Mortgage Securities, Inc.	5.694%	6/11/50	43,425	35,379
2	Bear Stearns Commercial Mortgage Securities, Inc.	5.700%	6/11/50	7,715	5,963
2,4	Bear Stearns Commercial Mortgage Securities, Inc.	5.915%	6/11/50	7,318	4,050
[2,3,4]	BMW Floorplan Master Owner Trust	0.319%	9/17/11	21,875	21,568
2	Capital Auto Receivables Asset Trust	4.680%	10/15/12	16,750	17,155
2	Capital One Multi-Asset Execution Trust	5.300%	2/18/14	5,750	6,007
2	Capital One Multi-Asset Execution Trust	5.050%	12/17/18	33,950	33,645
2	Capital One Multi-Asset Execution Trust	5.750%	7/15/20	3,100	3,225
2	CDC Commercial Mortgage Trust	5.676%	11/15/30	19,525	18,162
2	Chase Commercial Mortgage Securities Corp.	7.757%	4/15/32	1,189	1,199
2,4	Chase Issuance Trust	0.339%	11/15/11	24,070	24,048
2	Chase Issuance Trust	4.650%	12/17/12	30,675	31,532
2	Chase Issuance Trust	4.650%	3/15/15	30,075	31,097
2	Chase Issuance Trust	5.400%	7/15/15	9,600	10,166
2	CIT Group Home Equity Loan Trust	6.200%	2/25/30	956	674
2	Citibank Credit Card Issuance Trust	5.450%	5/10/13	3,650	3,838
2	Citibank Credit Card Issuance Trust	4.900%	6/23/16	19,275	20,017
2	Citibank Credit Card Issuance Trust	4.150%	7/7/17	3,200	3,093
2	Citibank Credit Card Issuance Trust	5.650%	9/20/19	4,575	4,664
2	Citigroup Commercial Mortgage Trust	4.623%	10/15/41	3,250	2,863
2	Citigroup Commercial Mortgage Trust	4.830%	5/15/43	970	665
2,4	Citigroup Commercial Mortgage Trust	5.917%	3/15/49	13,375	10,877
2,4	Citigroup Commercial Mortgage Trust	5.888%	12/10/49	8,850	6,853
2,4	Citigroup/Deutsche Bank Commercial Mortgage Trust	5.399%	7/15/44	6,500	4,146
2	Citigroup/Deutsche Bank Commercial Mortgage Trust	5.399%	7/15/44	29,726	26,364
2	Citigroup/Deutsche Bank Commercial Mortgage Trust	5.886%	11/15/44	17,250	13,518
2	Citigroup/Deutsche Bank Commercial Mortgage Trust	5.648%	10/15/48	8,725	5,493
2	Citigroup/Deutsche Bank Commercial Mortgage Trust	5.205%	12/11/49	22,075	20,470
2	Citigroup/Deutsche Bank Commercial Mortgage Trust	5.322%	12/11/49	15,700	11,475
2,3	Commercial Mortgage Lease-Backed Certificates	6.746%	6/20/31	10,074	10,372

2	Commercial Mortgage Pass Through Certificates	4.084%	6/10/38	6,600	5,699
2	Commercial Mortgage Pass Through Certificates	5.116%	6/10/44	23,900	20,036
2	Commercial Mortgage Pass-Through Certificates	5.960%	6/10/46	15,275	12,255
2	Commercial Mortgage Pass-Through Certificates	5.248%	12/10/46	3,173	2,985
2,4	Commercial Mortgage Pass-Through Certificates	6.010%	12/10/49	15,748	12,635
2	Countrywide Home Loans	4.099%	5/25/33	4,166	3,418
2	Credit Suisse First Boston Mortgage Securities Cor	7.290%	9/15/41	2,253	2,247
2	Credit Suisse First Boston Mortgage Securities Corp.	6.380%	12/18/35	3,413	3,378
2,4	Credit Suisse First Boston Mortgage Securities Corp.	4.750%	1/15/37	15,595	13,939
2	Credit Suisse First Boston Mortgage Securities Corp.	4.877%	4/15/37	170	117
2,4	Credit Suisse First Boston Mortgage Securities Corp.	5.014%	2/15/38	13,900	11,985
2	Credit Suisse First Boston Mortgage Securities Corp.	3.936%	5/15/38	10,580	9,593
2,4	Credit Suisse First Boston Mortgage Securities Corp.	5.100%	8/15/38	1,900	1,181
2	Credit Suisse First Boston Mortgage Securities Corp.	5.100%	8/15/38	33,950	28,980
2	Credit Suisse Mortgage Capital Certificates	6.020%	6/15/38	24,683	20,482
2	Credit Suisse Mortgage Capital Certificates	6.020%	6/15/38	1,083	666
2	Credit Suisse Mortgage Capital Certificates	5.609%	2/15/39	40,275	33,100
2,4	Credit Suisse Mortgage Capital Certificates	5.732%	2/15/39	5,150	3,229
2,4	Credit Suisse Mortgage Capital Certificates	5.912%	6/15/39	30,735	20,623
2	Credit Suisse Mortgage Capital Certificates	5.509%	9/15/39	1,625	962
2	Credit Suisse Mortgage Capital Certificates	5.311%	12/15/39	27,160	18,895
2	Credit Suisse Mortgage Capital Certificates	5.383%	2/15/40	5,900	3,986
2,4	CWCapital Cobalt	6.015%	5/15/46	22,300	15,289
2,4	CWCapital Cobalt	5.484%	4/15/47	1,675	1,150
2	DaimlerChrysler Auto Trust	4.200%	7/8/10	675	675
2	DaimlerChrysler Auto Trust	5.330%	8/8/10	1,060	1,060
2	DaimlerChrysler Auto Trust	3.700%	6/8/12	7,400	7,409
2	Discover Card Master Trust	5.100%	10/15/13	975	1,007
2	Discover Card Master Trust	5.650%	12/15/15	21,775	22,545
2	Discover Card Master Trust	5.650%	3/16/20	6,950	6,738
	Federal Housing Administration	7.430%	10/1/20	4	4
2	Fifth Third Auto Trust	4.070%	1/17/12	18,725	18,849
2,4	First Union Commercial Mortgage Trust	6.754%	10/15/35	12,107	12,176
2	First Union National Bank Commercial Mortgage Trust	6.223%	12/12/33	9,800	9,514
2	Ford Credit Auto Owner Trust	4.370%	10/15/12	14,700	15,241
2	GE Capital Commercial Mortgage Corp.	6.531%	5/15/33	13,300	13,391
2	GE Capital Commercial Mortgage Corp.	6.290%	8/11/33	2,375	2,323
2	GE Capital Commercial Mortgage Corp.	5.994%	12/10/35	623	606
2	GE Capital Commercial Mortgage Corp.	6.269%	12/10/35	11,150	11,056

2	GE Capital Commercial Mortgage Corp.	5.145%	7/10/37	1,015	910
2	GE Capital Commercial Mortgage Corp.	4.996%	12/10/37	15,675	15,024
2,4	GE Capital Commercial Mortgage Corp.	5.515%	3/10/44	31,415	25,579
2,4	GE Capital Commercial Mortgage Corp.	5.513%	11/10/45	5,618	3,555
2	GE Capital Credit Card Master Note Trust	5.080%	9/15/12	33,875	34,109
2	GMAC Commercial Mortgage Securities, Inc.	7.455%	8/16/33	10,113	10,225
2	GMAC Commercial Mortgage Securities, Inc.	6.465%	4/15/34	10,393	10,479
2	GMAC Commercial Mortgage Securities, Inc.	6.700%	4/15/34	13,232	13,551
2	GMAC Commercial Mortgage Securities, Inc.	4.908%	3/10/38	1,575	1,330
2	GMAC Commercial Mortgage Securities, Inc.	4.646%	4/10/40	3,850	3,670
2	GMAC Commercial Mortgage Securities, Inc.	4.864%	12/10/41	1,725	1,455
2	GMAC Commercial Mortgage Securities, Inc.	4.754%	5/10/43	1,550	1,222
2	Greenwich Capital Commercial Funding Corp.	4.948%	1/11/35	6,450	5,540
2	Greenwich Capital Commercial Funding Corp.	4.533%	1/5/36	3,375	3,211
2	Greenwich Capital Commercial Funding Corp.	4.915%	1/5/36	11,875	11,249
2	Greenwich Capital Commercial Funding Corp.	5.317%	6/10/36	13,595	12,759
2	Greenwich Capital Commercial Funding Corp.	5.117%	4/10/37	5,896	5,782
2	Greenwich Capital Commercial Funding Corp.	5.224%	4/10/37	23,347	20,166
2,4	Greenwich Capital Commercial Funding Corp.	5.277%	4/10/37	3,710	2,396
2,4	Greenwich Capital Commercial Funding Corp.	6.115%	7/10/38	2,575	1,387
2	Greenwich Capital Commercial Funding Corp.	5.475%	3/10/39	650	344
2	Greenwich Capital Commercial Funding Corp.	4.799%	8/10/42	18,030	16,105
2	GS Mortgage Securities Corp. II	5.506%	4/10/38	13,575	13,298
2,4	GS Mortgage Securities Corp. II	5.553%	4/10/38	9,275	7,905
2,4	GS Mortgage Securities Corp. II	5.622%	4/10/38	865	503
2	GS Mortgage Securities Corp. II	5.396%	8/10/38	24,510	22,950
2	GS Mortgage Securities Corp. II	4.608%	1/10/40	15,675	15,000
2	Honda Auto Receivables Owner Trust	5.120%	10/15/10	6,179	6,199
2	Honda Auto Receivables Owner Trust	4.880%	9/18/14	7,375	7,689
2	JPMorgan Chase Commercial Mortgage Securities	6.260%	3/15/33	14,493	14,613
2	JPMorgan Chase Commercial Mortgage Securities	5.050%	12/12/34	9,275	8,710
2	JPMorgan Chase Commercial Mortgage Securities	4.985%	1/12/37	11,725	11,368
2	JPMorgan Chase Commercial Mortgage Securities	5.255%	7/12/37	1,365	1,326
2	JPMorgan Chase Commercial Mortgage Securities	5.376%	7/12/37	10,030	9,433
2	JPMorgan Chase Commercial Mortgage Securities	4.824%	9/12/37	2,700	2,430
2,4	JPMorgan Chase Commercial Mortgage Securities	4.948%	9/12/37	775	470
2	JPMorgan Chase Commercial Mortgage Securities	4.404%	1/12/39	10,345	8,531
2,4	JPMorgan Chase Commercial Mortgage Securities	5.551%	6/12/41	15,725	14,199
2	JPMorgan Chase Commercial Mortgage Securities	4.697%	7/15/42	1,500	1,278
2	JPMorgan Chase Commercial Mortgage Securities	4.780%	7/15/42	2,825	1,782
2,4	JPMorgan Chase Commercial Mortgage Securities	5.498%	1/12/43	160	100

2	JPMorgan Chase Commercial Mortgage Securities	5.160%	4/15/43	16,374	16,453
2,4	JPMorgan Chase Commercial Mortgage Securities	5.475%	4/15/43	3,302	2,595
2,4	JPMorgan Chase Commercial Mortgage Securities	5.629%	12/12/44	3,100	1,719
2,4	JPMorgan Chase Commercial Mortgage Securities	5.386%	12/15/44	3,235	1,955
2,4	JPMorgan Chase Commercial Mortgage Securities	6.065%	4/15/45	1,290	769
2	JPMorgan Chase Commercial Mortgage Securities	6.065%	4/15/45	25,225	19,632
2	JPMorgan Chase Commercial Mortgage Securities	5.440%	5/15/45	530	311
2	JPMorgan Chase Commercial Mortgage Securities	5.447%	5/15/45	5,500	4,413
2	JPMorgan Chase Commercial Mortgage Securities	5.991%	6/15/49	9,400	8,708
2	JPMorgan Chase Commercial Mortgage Securities	6.006%	6/15/49	9,800	7,727
2	JPMorgan Chase Commercial Mortgage Securities	5.794%	2/12/51	26,000	19,260
2	JPMorgan Chase Commercial Mortgage Securities	5.855%	2/12/51	8,325	7,418
2	JPMorgan Chase Commercial Mortgage Securities	5.716%	2/15/51	9,591	5,503
2,4	JPMorgan Chase Commercial Mortgage Securities	5.882%	2/15/51	20,820	15,452
2,4	LB Commerical Conduit Mortgage Trust	6.150%	7/15/44	9,605	3,836
2	LB-UBS Commercial Mortgage Trust	5.386%	6/15/26	1,834	1,784
2	LB-UBS Commercial Mortgage Trust	7.370%	8/15/26	15,938	15,507
2	LB-UBS Commercial Mortgage Trust	4.786%	10/15/29	12,680	11,002
2	LB-UBS Commercial Mortgage Trust	4.742%	2/15/30	7,345	6,503
2	LB-UBS Commercial Mortgage Trust	4.553%	7/15/30	1,144	1,132
2	LB-UBS Commercial Mortgage Trust	5.197%	11/15/30	16,825	14,372
2	LB-UBS Commercial Mortgage Trust	6.133%	12/15/30	6,390	6,501
2	LB-UBS Commercial Mortgage Trust	5.217%	2/15/31	950	577
2	LB-UBS Commercial Mortgage Trust	4.853%	9/15/31	16,050	15,654
2	LB-UBS Commercial Mortgage Trust	4.166%	5/15/32	5,125	4,668
2	LB-UBS Commercial Mortgage Trust	4.931%	9/15/35	21,100	17,387
2,4	LB-UBS Commercial Mortgage Trust	5.661%	3/15/39	22,996	19,086
2	LB-UBS Commercial Mortgage Trust	5.413%	9/15/39	625	400
2	LB-UBS Commercial Mortgage Trust	5.424%	2/15/40	3,275	2,398
2	LB-UBS Commercial Mortgage Trust	5.430%	2/15/40	14,200	10,357
2	LB-UBS Commercial Mortgage Trust	5.455%	2/15/40	4,600	2,266
2,4	LB-UBS Commercial Mortgage Trust	5.493%	2/15/40	3,432	1,432
2,4	LB-UBS Commercial Mortgage Trust	6.317%	4/15/41	23,600	19,394
2	LB-UBS Commercial Mortgage Trust	5.866%	9/15/45	26,700	18,752
2	LB-UBS Commerical Mortgage Trust	4.960%	12/15/31	3,550	3,203
2,4	MBNA Credit Card Master Note Trust	1.281%	12/15/11	3,550	3,550
2,4	MBNA Credit Card Master Note Trust	0.399%	3/15/12	39,125	39,048
2	MBNA Master Credit Card Trust	7.000%	2/15/12	49,283	49,843
2	MBNA Master Credit Card Trust	7.800%	10/15/12	800	837

2	Merrill Lynch Mortgage Trust	5.236%	11/12/35	6,225	5,512
2	Merrill Lynch Mortgage Trust	5.107%	7/12/38	745	472
2	Merrill Lynch Mortgage Trust	5.839%	5/12/39	9,550	7,563
2,4	Merrill Lynch Mortgage Trust	5.840%	5/12/39	1,725	1,003
2	Merrill Lynch Mortgage Trust	5.782%	8/12/43	4,500	2,742
2,4	Merrill Lynch Mortgage Trust	5.291%	1/12/44	20,050	16,755
2,4	Merrill Lynch Mortgage Trust	6.022%	6/12/50	3,075	1,560
2,4	Merrill Lynch Mortgage Trust	6.022%	6/12/50	28,018	21,029
2	Merrill Lynch Mortgage Trust	5.425%	2/12/51	3,250	2,922
2	Merrill Lynch Mortgage Trust	5.690%	2/12/51	12,270	7,987
2	Merrill Lynch/Countrywide Commercial Mortgage Trust	6.104%	6/12/46	32,125	26,078
2	Merrill Lynch/Countrywide Commercial Mortgage Trust	5.456%	7/12/46	3,300	1,852
2	Merrill Lynch/Countrywide Commercial Mortgage Trust	5.378%	8/12/48	18,720	13,870
2	Merrill Lynch/Countrywide Commercial Mortgage Trust	5.590%	9/12/49	9,600	9,009
2	Merrill Lynch/Countrywide Commercial Mortgage Trust	5.700%	9/12/49	22,050	16,709
2	Morgan Stanley Capital I	4.970%	4/14/40	3,350	3,040
2,4	Morgan Stanley Capital I	5.110%	6/15/40	14,875	12,517
2	Morgan Stanley Capital I	5.030%	6/13/41	1,397	1,152
2	Morgan Stanley Capital I	5.270%	6/13/41	3,775	3,410
2,4	Morgan Stanley Capital I	5.984%	8/12/41	820	411
2	Morgan Stanley Capital I	5.328%	11/12/41	3,300	2,716
2	Morgan Stanley Capital I	4.970%	12/15/41	8,475	8,009
2	Morgan Stanley Capital I	5.168%	1/14/42	3,600	3,371
2,4	Morgan Stanley Capital I	5.803%	6/11/42	14,000	11,953
2	Morgan Stanley Capital I	4.989%	8/13/42	21,875	19,136
2	Morgan Stanley Capital I	5.230%	9/15/42	22,425	19,987
2	Morgan Stanley Capital I	5.770%	10/15/42	7,675	6,525
2,4	Morgan Stanley Capital I	5.946%	10/15/42	340	187
2,4	Morgan Stanley Capital I	5.378%	11/14/42	15,525	13,498
2,4	Morgan Stanley Capital I	5.378%	11/14/42	160	100
2	Morgan Stanley Capital I	6.457%	1/11/43	15,725	13,768
2	Morgan Stanley Capital I	5.332%	12/15/43	4,925	3,752
2,4	Morgan Stanley Capital I	5.558%	3/12/44	28,666	23,589
2,4	Morgan Stanley Capital I	5.773%	7/12/44	3,500	1,773
2,4	Morgan Stanley Capital I	5.877%	4/15/49	4,450	2,113
2,4	Morgan Stanley Capital I	6.076%	6/11/49	4,225	2,187
2,4	Morgan Stanley Capital I	5.544%	11/12/49	5,265	2,892
2	Morgan Stanley Capital I	5.809%	12/12/49	10,450	9,061
2	Morgan Stanley Capital I	5.090%	10/12/52	7,300	7,176
2,4	Morgan Stanley Capital I	5.204%	10/12/52	3,610	1,842
2	Morgan Stanley Dean Witter Capital I	6.660%	2/15/33	3,577	3,518
2	Morgan Stanley Dean Witter Capital I	6.390%	7/15/33	3,642	3,674
2	Morgan Stanley Dean Witter Capital I	4.920%	3/12/35	15,675	15,140
2	Morgan Stanley Dean Witter Capital I	6.390%	10/15/35	4,190	4,209
2	Morgan Stanley Dean Witter Capital I	4.740%	11/13/36	21,000	20,268
2	Nissan Auto Receivables Owner Trust	4.460%	4/16/12	935	960
2	Nissan Auto Receivables Owner Trust	5.050%	11/17/14	6,175	6,459
2	Oncor Electric Delivery Transition Bond Co.	4.030%	2/15/12	583	588

2	PG&E Energy Recovery Funding LLC	4.140%	9/25/12	6,068	6,158
2	PG&E Energy Recovery Funding LLC	5.030%	3/25/14	9,947	10,391
2	PNC Mortgage Acceptance Corp.	7.300%	10/12/33	577	585
2	PSE&G Transition Funding LLC	6.890%	12/15/17	20,100	22,791
2	Residential Asset Securities Corp.	6.489%	10/25/30	258	186
2	Salomon Brothers Mortgage Securities VII	5.552%	9/25/33	10,497	8,928
2	USAA Auto Owner Trust	5.360%	2/15/11	913	914
2	USAA Auto Owner Trust	4.710%	2/18/14	12,600	13,090
2	Wachovia Bank Commercial Mortgage Trust	4.440%	11/15/34	1,370	1,312
2	Wachovia Bank Commercial Mortgage Trust	4.980%	11/15/34	700	635
2	Wachovia Bank Commercial Mortgage Trust	4.867%	2/15/35	700	588
2,4	Wachovia Bank Commercial Mortgage Trust	5.125%	8/15/35	2,850	2,583
2	Wachovia Bank Commercial Mortgage Trust	4.719%	1/15/41	3,250	3,109
2	Wachovia Bank Commercial Mortgage Trust	4.748%	2/15/41	20,255	17,738
2	Wachovia Bank Commercial Mortgage Trust	5.001%	7/15/41	6,931	6,651
2,4	Wachovia Bank Commercial Mortgage Trust	5.426%	7/15/41	21,870	18,688
2	Wachovia Bank Commercial Mortgage Trust	4.803%	10/15/41	18,625	16,925
2,4	Wachovia Bank Commercial Mortgage Trust	5.083%	3/15/42	13,875	11,926
2	Wachovia Bank Commercial Mortgage Trust	5.118%	7/15/42	5,850	5,020
2,4	Wachovia Bank Commercial Mortgage Trust	5.926%	5/15/43	6,625	3,863
2,4	Wachovia Bank Commercial Mortgage Trust	5.926%	5/15/43	12,625	10,299
2	Wachovia Bank Commercial Mortgage Trust	4.699%	5/15/44	13,404	11,525
2,4	Wachovia Bank Commercial Mortgage Trust	5.384%	10/15/44	16,635	15,165
2,4	Wachovia Bank Commercial Mortgage Trust	5.440%	12/15/44	29,325	25,357
2,4	Wachovia Bank Commercial Mortgage Trust	5.490%	12/15/44	155	97
2,4	Wachovia Bank Commercial Mortgage Trust	6.158%	6/15/45	1,215	639
2,4	Wachovia Bank Commercial Mortgage Trust	5.765%	7/15/45	8,000	6,610
2,4	Wachovia Bank Commercial Mortgage Trust	5.818%	5/15/46	4,975	2,461
2	Wachovia Bank Commercial Mortgage Trust	5.313%	11/15/48	15,825	13,058
2	Wachovia Bank Commercial Mortgage Trust	5.339%	11/15/48	10,395	5,693
2	World Omni Auto Receivables Trust	3.940%	10/15/12	14,975	15,179
					2,466,121
Finance (7.9%)
	Banking (5.3%)
	Abbey National PLC	7.950%	10/26/29	13,865	12,728
	ABN AMRO Bank NV	4.650%	6/4/18	225	169
5	American Express Bank, FSB	3.150%	12/9/11	6,450	6,672
	American Express Bank, FSB	5.550%	10/17/12	3,275	3,297
	American Express Bank, FSB	5.500%	4/16/13	7,800	7,645
	American Express Bank, FSB	6.000%	9/13/17	4,050	3,737
	American Express Centurion Bank	5.200%	11/26/10	1,550	1,577
	American Express Centurion Bank	5.550%	10/17/12	2,475	2,433
	American Express Centurion Bank	5.950%	6/12/17	1,750	1,627
	American Express Centurion Bank	6.000%	9/13/17	3,600	3,339
	American Express Co.	4.875%	7/15/13	5,725	5,570
	American Express Co.	5.500%	9/12/16	2,850	2,630
	American Express Co.	6.150%	8/28/17	5,075	4,745
	American Express Co.	7.000%	3/19/18	10,675	10,386
	American Express Co.	8.150%	3/19/38	1,975	2,132
2	American Express Co.	6.800%	9/1/66	5,890	4,215
	American Express Credit Corp.	5.000%	12/2/10	4,700	4,798
	American Express Credit Corp.	5.875%	5/2/13	16,700	16,715
	American Express Credit Corp.	7.300%	8/20/13	13,825	14,392

3	American Express Travel	5.250%	11/21/11	6,075	6,034
	AmSouth Bank NA	5.200%	4/1/15	4,825	3,739
	Associates Corp. of North America	6.950%	11/1/18	250	227
	Banc One Corp.	7.625%	10/15/26	1,150	1,207
3	Banco Bilbao Vizcaya ARG	5.750%	7/20/17	4,000	3,690
	Bank of America Corp.	4.500%	8/1/10	7,750	7,900
	Bank of America Corp.	4.250%	10/1/10	7,525	7,581
	Bank of America Corp.	4.375%	12/1/10	1,975	2,000
	Bank of America Corp.	5.375%	8/15/11	1,275	1,312
	Bank of America Corp.	6.250%	4/15/12	2,475	2,543
5	Bank of America Corp.	2.100%	4/30/12	48,025	48,193
5	Bank of America Corp.	3.125%	6/15/12	35,600	36,758
5	Bank of America Corp.	2.375%	6/22/12	23,850	24,091
	Bank of America Corp.	5.375%	9/11/12	2,175	2,182
	Bank of America Corp.	4.875%	9/15/12	12,375	12,339
	Bank of America Corp.	4.875%	1/15/13	2,175	2,137
	Bank of America Corp.	4.900%	5/1/13	12,790	12,496
	Bank of America Corp.	7.375%	5/15/14	4,700	4,860
	Bank of America Corp.	5.375%	6/15/14	2,900	2,795
	Bank of America Corp.	5.125%	11/15/14	22,425	21,139
	Bank of America Corp.	5.250%	12/1/15	3,850	3,447
	Bank of America Corp.	5.750%	8/15/16	10,875	9,689
	Bank of America Corp.	5.625%	10/14/16	5,925	5,377
	Bank of America Corp.	5.420%	3/15/17	15,325	12,686
	Bank of America Corp.	6.000%	9/1/17	900	820
	Bank of America Corp.	5.750%	12/1/17	5,200	4,635
	Bank of America Corp.	5.650%	5/1/18	26,250	23,224
	Bank of America Corp.	7.625%	6/1/19	8,175	8,197
	Bank of America Corp.	6.800%	3/15/28	625	526
	Bank of America Corp.	6.000%	10/15/36	13,100	10,534
	Bank of America Corp.	6.500%	9/15/37	2,325	1,977
5	Bank of America, NA	1.700%	12/23/10	11,675	11,818
	Bank of America, NA	5.300%	3/15/17	23,575	20,144
	Bank of America, NA	6.100%	6/15/17	5,175	4,581
	Bank of New York Mellon	4.950%	1/14/11	2,025	2,094
	Bank of New York Mellon	6.375%	4/1/12	300	322
	Bank of New York Mellon	4.950%	11/1/12	18,325	19,437
	Bank of New York Mellon	4.500%	4/1/13	2,125	2,192
	Bank of New York Mellon	5.125%	8/27/13	3,525	3,706
	Bank of New York Mellon	4.300%	5/15/14	5,675	5,801
	Bank of New York Mellon	4.950%	3/15/15	5,825	5,803
	Bank of New York Mellon	5.450%	5/15/19	3,350	3,433
3	Bank of Scotland PLC	5.250%	2/21/17	11,325	9,286
5	Bank of the West	2.150%	3/27/12	10,750	10,820
	Bank One Corp.	7.875%	8/1/10	16,530	17,440
	Bank One Corp.	5.250%	1/30/13	3,675	3,723
	Bank One Corp.	4.900%	4/30/15	1,950	1,928
	Barclays Bank PLC	5.450%	9/12/12	4,675	4,902
	Barclays Bank PLC	6.750%	5/22/19	1,375	1,372
	BB&T Capital Trust II	6.750%	6/7/36	7,375	5,601
2	BB&T Capital Trust IV	6.820%	6/12/57	3,775	2,763
	BB&T Corp.	6.500%	8/1/11	2,405	2,491
	BB&T Corp.	4.750%	10/1/12	5,450	5,480

	BB&T Corp.	5.700%	4/30/14	4,050	4,139
	BB&T Corp.	5.200%	12/23/15	4,375	4,275
	BB&T Corp.	5.625%	9/15/16	5,475	4,916
	BB&T Corp.	4.900%	6/30/17	525	462
	BB&T Corp.	6.850%	4/30/19	5,775	6,067
	BB&T Corp.	5.250%	11/1/19	2,450	2,197
	Bear Stearns Co., Inc.	4.500%	10/28/10	2,495	2,566
	Bear Stearns Co., Inc.	5.350%	2/1/12	22,525	23,532
	Bear Stearns Co., Inc.	6.950%	8/10/12	7,800	8,507
	Bear Stearns Co., Inc.	5.700%	11/15/14	14,240	14,652
	Bear Stearns Co., Inc.	5.300%	10/30/15	6,040	6,051
	Bear Stearns Co., Inc.	5.550%	1/22/17	4,000	3,725
	Bear Stearns Co., Inc.	6.400%	10/2/17	3,925	3,966
	Bear Stearns Co., Inc.	7.250%	2/1/18	10,500	11,134
	Bear Stearns Co., Inc.	4.650%	7/2/18	1,650	1,427
	Capital One Bank	8.800%	7/15/19	4,700	4,779
	Capital One Bank USA N.A.	5.750%	9/15/10	1,600	1,652
	Capital One Bank USA N.A.	6.500%	6/13/13	4,350	4,331
	Capital One Capital III	7.686%	8/15/36	5,975	4,242
	Capital One Capital IV	6.745%	2/17/37	2,475	1,609
	Capital One Financial Corp.	5.700%	9/15/11	3,175	3,198
	Capital One Financial Corp.	4.800%	2/21/12	1,700	1,667
	Capital One Financial Corp.	7.375%	5/23/14	1,450	1,492
	Capital One Financial Corp.	5.500%	6/1/15	6,375	5,888
	Capital One Financial Corp.	6.150%	9/1/16	5,150	4,519
	Capital One Financial Corp.	5.250%	2/21/17	1,350	1,170
	Capital One Financial Corp.	6.750%	9/15/17	5,650	5,303
	Charter One Bank N.A.	5.500%	4/26/11	10,300	10,466
5	Citibank, NA	1.625%	3/30/11	8,350	8,420
5	Citibank, NA	1.500%	7/12/11	6,750	6,756
2,3	Citicorp Lease Pass-Through Trust	8.040%	12/15/19	14,125	12,842
5	Citigroup Funding, Inc.	2.000%	3/30/12	8,350	8,387
5	Citigroup Funding, Inc.	2.125%	7/12/12	3,250	3,255
	Citigroup, Inc.	4.625%	8/3/10	6,275	6,321
	Citigroup, Inc.	6.500%	1/18/11	11,670	11,850
	Citigroup, Inc.	5.125%	2/14/11	3,525	3,504
5	Citigroup, Inc.	1.375%	5/5/11	25,400	25,439
	Citigroup, Inc.	5.100%	9/29/11	19,500	19,330
5	Citigroup, Inc.	2.875%	12/9/11	17,375	17,872
	Citigroup, Inc.	6.000%	2/21/12	7,075	7,003
	Citigroup, Inc.	5.250%	2/27/12	9,725	9,522
5	Citigroup, Inc.	2.125%	4/30/12	43,225	43,371
5	Citigroup, Inc.	1.875%	5/7/12	18,875	18,804
	Citigroup, Inc.	5.500%	8/27/12	2,300	2,215
	Citigroup, Inc.	5.625%	8/27/12	6,340	5,909
	Citigroup, Inc.	5.300%	10/17/12	21,400	20,629
	Citigroup, Inc.	5.500%	4/11/13	28,240	26,639
	Citigroup, Inc.	6.500%	8/19/13	13,475	13,085
	Citigroup, Inc.	5.125%	5/5/14	7,200	6,565
	Citigroup, Inc.	5.000%	9/15/14	22,743	19,067
	Citigroup, Inc.	4.700%	5/29/15	3,225	2,740
	Citigroup, Inc.	5.300%	1/7/16	19,225	16,877
	Citigroup, Inc.	5.500%	2/15/17	3,150	2,536

	Citigroup, Inc.	6.000%	8/15/17	11,875	10,383
	Citigroup, Inc.	6.125%	11/21/17	9,800	8,690
	Citigroup, Inc.	6.125%	5/15/18	325	284
	Citigroup, Inc.	8.500%	5/22/19	7,250	7,367
	Citigroup, Inc.	6.625%	6/15/32	1,200	958
	Citigroup, Inc.	5.875%	2/22/33	16,850	12,642
	Citigroup, Inc.	6.000%	10/31/33	2,050	1,503
	Citigroup, Inc.	5.850%	12/11/34	1,575	1,246
	Citigroup, Inc.	6.125%	8/25/36	7,475	5,621
	Citigroup, Inc.	5.875%	5/29/37	7,025	5,533
	Citigroup, Inc.	6.875%	3/5/38	14,000	12,534
	Comerica Bank	5.750%	11/21/16	12,550	9,937
	Comerica Bank	5.200%	8/22/17	4,300	3,161
2	Comerica Capital Trust II	6.576%	2/20/37	3,400	2,023
	Comerica Inc.	4.800%	5/1/15	4,725	3,790
	Compass Bank	6.400%	10/1/17	2,075	1,877
	Compass Bank	5.900%	4/1/26	1,875	1,200
3	Corestates Capital I	8.000%	12/15/26	3,975	3,001
	Countrywide Financial Corp.	5.800%	6/7/12	6,375	6,383
	Countrywide Financial Corp.	6.250%	5/15/16	1,675	1,491
	Countrywide Home Loan	5.625%	7/15/09	240	240
	Countrywide Home Loan	4.125%	9/15/09	6,510	6,518
	Countrywide Home Loan	4.000%	3/22/11	1,700	1,668
	Credit Suisse First Boston USA, Inc.	4.875%	8/15/10	19,225	19,901
	Credit Suisse First Boston USA, Inc.	5.250%	3/2/11	7,275	7,635
	Credit Suisse First Boston USA, Inc.	5.500%	8/16/11	4,300	4,556
	Credit Suisse First Boston USA, Inc.	6.125%	11/15/11	12,525	13,449
	Credit Suisse First Boston USA, Inc.	6.500%	1/15/12	1,950	2,111
	Credit Suisse First Boston USA, Inc.	5.500%	8/15/13	9,485	9,846
	Credit Suisse First Boston USA, Inc.	5.125%	1/15/14	2,075	2,135
	Credit Suisse First Boston USA, Inc.	4.875%	1/15/15	16,525	16,725
	Credit Suisse First Boston USA, Inc.	5.125%	8/15/15	7,590	7,753
	Credit Suisse First Boston USA, Inc.	7.125%	7/15/32	3,375	3,599
2	Credit Suisse First Boston USA, Inc.	5.860%	5/15/49	7,250	4,649
	Credit Suisse New York	5.000%	5/15/13	12,775	12,741
	Credit Suisse New York	5.500%	5/1/14	8,125	8,460
	Credit Suisse New York	6.000%	2/15/18	4,050	4,097
	Deutsche Bank AG London	5.375%	10/12/12	10,675	11,340
	Deutsche Bank AG London	4.875%	5/20/13	14,175	14,577
	Deutsche Bank AG London	6.000%	9/1/17	23,950	24,451
	Deutsche Bank Financial LLC	5.375%	3/2/15	4,250	4,139
	FIA Card Services NA	6.625%	6/15/12	2,715	2,763
	Fifth Third Bancorp.	6.250%	5/1/13	4,650	4,607
	Fifth Third Bancorp.	4.750%	2/1/15	8,525	7,088
	Fifth Third Bancorp.	4.500%	6/1/18	1,225	838
	Fifth Third Bancorp.	8.250%	3/1/38	4,300	3,300
2	Fifth Third Capital Trust IV	6.500%	4/15/67	3,400	2,108
	First Tennessee Bank	5.050%	1/15/15	1,400	1,079
	First Union Institutional Capital I	8.040%	12/1/26	1,400	1,155
	Golden West Financial Corp.	4.750%	10/1/12	2,590	2,584
2	Goldman Sachs Capital II	5.793%	12/29/49	6,725	4,196
	Goldman Sachs Group, Inc.	4.500%	6/15/10	4,670	4,794
	Goldman Sachs Group, Inc.	6.875%	1/15/11	2,850	3,028

^,5	Goldman Sachs Group, Inc.	1.700%	3/15/11	10,550	10,641
5	Goldman Sachs Group, Inc.	1.625%	7/15/11	10,325	10,394
	Goldman Sachs Group, Inc.	6.600%	1/15/12	19,975	21,342
	Goldman Sachs Group, Inc.	5.300%	2/14/12	725	751
5	Goldman Sachs Group, Inc.	3.250%	6/15/12	29,225	30,279
	Goldman Sachs Group, Inc.	5.700%	9/1/12	650	679
	Goldman Sachs Group, Inc.	5.450%	11/1/12	9,625	10,047
	Goldman Sachs Group, Inc.	5.250%	4/1/13	10,215	10,459
	Goldman Sachs Group, Inc.	4.750%	7/15/13	10,200	10,265
	Goldman Sachs Group, Inc.	5.250%	10/15/13	12,975	13,306
	Goldman Sachs Group, Inc.	5.150%	1/15/14	2,115	2,129
	Goldman Sachs Group, Inc.	6.000%	5/1/14	18,250	19,090
	Goldman Sachs Group, Inc.	5.000%	10/1/14	12,175	12,266
	Goldman Sachs Group, Inc.	5.125%	1/15/15	9,210	9,175
	Goldman Sachs Group, Inc.	5.350%	1/15/16	17,150	16,740
	Goldman Sachs Group, Inc.	5.750%	10/1/16	9,075	8,940
	Goldman Sachs Group, Inc.	5.625%	1/15/17	11,475	10,681
	Goldman Sachs Group, Inc.	6.250%	9/1/17	24,550	24,370
	Goldman Sachs Group, Inc.	5.950%	1/18/18	23,225	22,494
	Goldman Sachs Group, Inc.	6.150%	4/1/18	12,375	12,116
	Goldman Sachs Group, Inc.	7.500%	2/15/19	825	880
	Goldman Sachs Group, Inc.	5.950%	1/15/27	8,825	7,321
	Goldman Sachs Group, Inc.	6.125%	2/15/33	11,325	10,656
	Goldman Sachs Group, Inc.	6.345%	2/15/34	15,565	12,567
	Goldman Sachs Group, Inc.	6.450%	5/1/36	2,475	2,081
	Goldman Sachs Group, Inc.	6.750%	10/1/37	34,100	29,955
3	HBOS PLC	6.750%	5/21/18	5,675	4,193
	HSBC Bank PLC	6.950%	3/15/11	8,925	9,272
	HSBC Bank USA	4.625%	4/1/14	5,175	5,110
	HSBC Bank USA	5.875%	11/1/34	1,950	1,859
	HSBC Bank USA	5.625%	8/15/35	1,675	1,563
	HSBC Holdings PLC	7.625%	5/17/32	925	958
	HSBC Holdings PLC	7.350%	11/27/32	1,990	1,845
	HSBC Holdings PLC	6.500%	5/2/36	17,850	17,314
	HSBC Holdings PLC	6.500%	9/15/37	13,000	12,461
	HSBC Holdings PLC	6.800%	6/1/38	5,625	5,738
3	ICICI Bank Ltd.	6.625%	10/3/12	5,050	4,999
	JPMorgan Chase & Co.	6.750%	2/1/11	11,562	12,115
5	JPMorgan Chase & Co.	1.650%	2/23/11	20,000	20,185
	JPMorgan Chase & Co.	5.600%	6/1/11	14,700	15,508
	JPMorgan Chase & Co.	4.850%	6/16/11	8,775	9,098
5	JPMorgan Chase & Co.	3.125%	12/1/11	5,400	5,585
	JPMorgan Chase & Co.	4.500%	1/15/12	4,925	5,102
	JPMorgan Chase & Co.	6.625%	3/15/12	9,825	10,393
5	JPMorgan Chase & Co.	2.200%	6/15/12	17,750	17,876
	JPMorgan Chase & Co.	5.375%	10/1/12	18,350	19,264
5	JPMorgan Chase & Co.	2.125%	12/26/12	30,125	30,099
	JPMorgan Chase & Co.	5.750%	1/2/13	5,575	5,755
	JPMorgan Chase & Co.	4.750%	5/1/13	13,950	14,240
	JPMorgan Chase & Co.	5.375%	1/15/14	3,475	3,578
	JPMorgan Chase & Co.	4.875%	3/15/14	17,215	16,966
	JPMorgan Chase & Co.	5.125%	9/15/14	10,235	10,179
	JPMorgan Chase & Co.	4.750%	3/1/15	4,400	4,397

	JPMorgan Chase & Co.	5.250%	5/1/15	7,625	7,440
	JPMorgan Chase & Co.	5.150%	10/1/15	3,010	3,019
	JPMorgan Chase & Co.	5.875%	6/13/16	4,025	3,975
	JPMorgan Chase & Co.	6.125%	6/27/17	11,550	11,478
	JPMorgan Chase & Co.	6.000%	10/1/17	2,325	2,267
	JPMorgan Chase & Co.	6.000%	1/15/18	3,325	3,322
	JPMorgan Chase & Co.	6.300%	4/23/19	7,000	7,109
	JPMorgan Chase & Co.	6.400%	5/15/38	12,850	13,240
	JPMorgan Chase Capital XV	5.875%	3/15/35	4,055	3,242
	JPMorgan Chase Capital XVII	5.850%	8/1/35	625	472
	JPMorgan Chase Capital XX	6.550%	9/29/36	6,825	5,413
	JPMorgan Chase Capital XXII	6.450%	2/2/37	9,625	7,644
	JPMorgan Chase Capital XXV	6.800%	10/1/37	7,550	6,501
	KeyBank NA	7.000%	2/1/11	625	634
	KeyBank NA	5.500%	9/17/12	5,325	5,270
	KeyBank NA	5.800%	7/1/14	2,825	2,587
	KeyBank NA	4.950%	9/15/15	5,600	4,896
	KeyBank NA	5.450%	3/3/16	5,600	4,613
	KeyCorp	6.500%	5/14/13	5,275	5,195
	M&I Marshall & Ilsley Bank	5.250%	9/4/12	925	777
	M&I Marshall & Ilsley Bank	4.850%	6/16/15	600	443
	M&I Marshall & Ilsley Bank	5.000%	1/17/17	150	105
	Manufacturers & Traders Trust Co.	6.625%	12/4/17	6,550	6,168
2	Manufacturers & Traders Trust Co.	5.585%	12/28/20	450	343
	MBNA Corp.	7.500%	3/15/12	2,520	2,630
	MBNA Corp.	6.125%	3/1/13	3,850	3,919
	MBNA Corp.	5.000%	6/15/15	3,425	3,203
	Mellon Bank NA	4.750%	12/15/14	2,800	2,817
2	Mellon Capital IV	6.244%	6/29/49	200	136
	Mellon Funding Corp.	6.400%	5/14/11	350	370
	Mellon Funding Corp.	5.000%	12/1/14	875	895
	Merrill Lynch & Co., Inc.	4.125%	9/10/09	6,075	6,100
	Merrill Lynch & Co., Inc.	5.770%	7/25/11	3,375	3,482
	Merrill Lynch & Co., Inc.	6.050%	8/15/12	10,000	10,165
	Merrill Lynch & Co., Inc.	5.450%	2/5/13	14,550	14,188
	Merrill Lynch & Co., Inc.	6.150%	4/25/13	19,975	19,797
	Merrill Lynch & Co., Inc.	5.000%	2/3/14	11,325	10,702
	Merrill Lynch & Co., Inc.	5.450%	7/15/14	2,250	2,141
	Merrill Lynch & Co., Inc.	5.000%	1/15/15	16,350	14,925
	Merrill Lynch & Co., Inc.	6.050%	5/16/16	3,925	3,437
	Merrill Lynch & Co., Inc.	5.700%	5/2/17	16,075	13,916
	Merrill Lynch & Co., Inc.	6.400%	8/28/17	13,850	12,246
	Merrill Lynch & Co., Inc.	6.875%	4/25/18	12,000	10,914
	Merrill Lynch & Co., Inc.	6.500%	7/15/18	325	297
	Merrill Lynch & Co., Inc.	6.220%	9/15/26	14,925	11,716
	Merrill Lynch & Co., Inc.	6.110%	1/29/37	4,350	3,304
	Merrill Lynch & Co., Inc.	7.750%	5/14/38	10,560	9,635
	Morgan Stanley	4.000%	1/15/10	8,150	8,270
5	Morgan Stanley	2.900%	12/1/10	10,700	11,004
	Morgan Stanley	5.050%	1/21/11	2,075	2,119
	Morgan Stanley	6.750%	4/15/11	16,265	17,124
5	Morgan Stanley	3.250%	12/1/11	28,350	29,389
	Morgan Stanley	5.625%	1/9/12	5,150	5,335

	Morgan Stanley	6.600%	4/1/12	11,335	12,023
5	Morgan Stanley	1.950%	6/20/12	24,700	24,664
	Morgan Stanley	5.750%	8/31/12	7,400	7,714
	Morgan Stanley	5.300%	3/1/13	16,350	16,574
	Morgan Stanley	6.750%	10/15/13	600	627
	Morgan Stanley	4.750%	4/1/14	24,957	23,700
	Morgan Stanley	6.000%	5/13/14	21,250	21,610
	Morgan Stanley	6.000%	4/28/15	15,150	15,160
	Morgan Stanley	5.375%	10/15/15	5,525	5,350
	Morgan Stanley	5.750%	10/18/16	14,500	14,067
	Morgan Stanley	5.450%	1/9/17	9,325	8,790
	Morgan Stanley	5.550%	4/27/17	2,875	2,697
	Morgan Stanley	5.950%	12/28/17	16,050	15,406
	Morgan Stanley	6.625%	4/1/18	16,125	15,997
	Morgan Stanley	7.300%	5/13/19	5,800	6,037
	Morgan Stanley	6.250%	8/9/26	14,525	13,349
	Morgan Stanley	7.250%	4/1/32	9,815	9,682
	National City Bank - Cleveland OH	6.250%	3/15/11	475	486
	National City Bank - Cleveland OH	4.625%	5/1/13	2,500	2,358
	National City Corp.	4.900%	1/15/15	1,100	1,068
	National City Corp.	6.875%	5/15/19	650	625
2	National City Preferred Capital Trust I	12.000%	12/31/49	5,450	5,668
3	Nationwide Building Society	5.500%	7/18/12	19,400	18,621
	North Fork Bancorp., Inc.	5.875%	8/15/12	150	145
3	Northern Rock PLC	5.625%	6/22/17	37,275	32,582
	Northern Trust Co.	6.500%	8/15/18	1,075	1,162
	Northern Trust Corp.	5.500%	8/15/13	1,250	1,324
	Northern Trust Corp.	4.625%	5/1/14	3,975	4,105
	Paribas NY	6.950%	7/22/13	900	935
	PNC Bank NA	4.875%	9/21/17	7,825	6,788
	PNC Bank NA	6.000%	12/7/17	1,100	1,036
	PNC Funding Corp.	5.125%	12/14/10	4,475	4,515
5	PNC Funding Corp.	2.300%	6/22/12	250	252
	PNC Funding Corp.	5.400%	6/10/14	375	380
	PNC Funding Corp.	5.250%	11/15/15	8,050	7,643
	PNC Funding Corp.	5.625%	2/1/17	875	818
	PNC Funding Corp.	6.700%	6/10/19	925	953
5	Regions Bank	2.750%	12/10/10	8,275	8,496
5	Regions Bank	3.250%	12/9/11	350	363
	Regions Bank	7.500%	5/15/18	1,075	994
	Regions Financial Corp.	4.375%	12/1/10	800	794
	Regions Financial Corp.	6.375%	5/15/12	2,775	2,522
	Regions Financial Corp.	7.375%	12/10/37	3,700	2,582
^	Royal Bank of Canada	4.125%	1/26/10	3,600	3,673
	Royal Bank of Scotland Group PLC	6.375%	2/1/11	1,350	1,342
	Royal Bank of Scotland Group PLC	5.050%	1/8/15	6,425	5,121
	Santander Central Hispano Issuances Ltd.	7.625%	9/14/10	3,725	3,921
	Santander Financial Issuances	6.375%	2/15/11	2,150	2,097
	Sanwa Bank Ltd.	7.400%	6/15/11	9,050	9,322
	Southtrust Corp.	5.800%	6/15/14	2,450	2,452
	Sovereign Bancorp, Inc.	4.800%	9/1/10	6,475	6,401
	Sovereign Bancorp, Inc.	8.750%	5/30/18	1,325	1,303
	Sovereign Bank	5.125%	3/15/13	2,275	2,124

2,3	Standard Chartered PLC	6.409%	12/31/49	5,525	3,536
	State Street Bank & Trust Co.	5.300%	1/15/16	2,675	2,554
5	State Street Corp.	2.150%	4/30/12	11,150	11,216
	State Street Corp.	4.300%	5/30/14	3,500	3,467
	Sumitomo Mitsui Banking Corp.	8.000%	6/15/12	12,600	13,638
	SunTrust Bank Atlanta GA	6.375%	4/1/11	6,230	6,370
	SunTrust Bank Atlanta GA	5.000%	9/1/15	250	218
	SunTrust Bank Atlanta GA	5.450%	12/1/17	400	342
	SunTrust Bank Atlanta GA	7.250%	3/15/18	875	846
	SunTrust Banks, Inc.	5.250%	11/5/12	6,350	6,242
	SunTrust Banks, Inc.	6.000%	9/11/17	2,875	2,647
	SunTrust Banks, Inc.	6.000%	2/15/26	3,075	2,210
	SunTrust Capital VIII	6.100%	12/15/36	1,830	1,223
2	SunTrust Preferred Capital I	0.000%	12/31/49		—
	Swiss Bank Corp.	7.000%	10/15/15	2,200	1,977
	Swiss Bank Corp.	7.375%	6/15/17	3,225	2,876
	Synovus Financial Corp.	4.875%	2/15/13	800	568
	Synovus Financial Corp.	5.125%	6/15/17	3,875	2,362
	UBS AG	5.875%	7/15/16	2,175	1,819
	UBS AG	5.875%	12/20/17	27,059	25,181
	UBS AG	5.750%	4/25/18	10,200	9,387
	UFJ Finance Aruba AEC	6.750%	7/15/13	21,325	22,100
	Union Bank of California NA	5.950%	5/11/16	3,650	3,460
	Union Planters Corp.	7.750%	3/1/11	5,850	5,688
	UnionBanCal Corp.	5.250%	12/16/13	2,055	1,847
	US Bank NA	6.375%	8/1/11	5,500	5,886
	US Bank NA	6.300%	2/4/14	7,875	8,552
	US Bank NA	4.950%	10/30/14	8,000	8,398
2	USB Capital IX	6.189%	4/15/49	7,815	5,217
	Wachovia Bank NA	7.800%	8/18/10	10,055	10,557
	Wachovia Bank NA	4.800%	11/1/14	1,400	1,343
	Wachovia Bank NA	4.875%	2/1/15	13,500	13,084
	Wachovia Bank NA	5.000%	8/15/15	885	846
	Wachovia Bank NA	6.000%	11/15/17	7,725	7,447
	Wachovia Bank NA	5.850%	2/1/37	9,900	8,777
	Wachovia Bank NA	6.600%	1/15/38	11,450	11,359
2	Wachovia Capital Trust III	5.800%	3/15/11	10,075	6,045
	Wachovia Corp.	5.300%	10/15/11	13,875	14,429
	Wachovia Corp.	4.875%	2/15/14	12,175	11,939
	Wachovia Corp.	5.250%	8/1/14	895	885
	Wachovia Corp.	5.625%	10/15/16	3,850	3,609
	Wachovia Corp.	5.750%	6/15/17	24,425	24,248
	Wachovia Corp.	5.750%	2/1/18	1,325	1,309
	Wachovia Corp.	6.605%	10/1/25	175	155
	Wachovia Corp.	7.500%	4/15/35	875	748
	Wachovia Corp.	5.500%	8/1/35	2,850	2,172
	Wachovia Corp.	6.550%	10/15/35	575	505
	Wells Fargo & Co.	4.875%	1/12/11	10,725	11,039
	Wells Fargo & Co.	6.375%	8/1/11	1,575	1,646
	Wells Fargo & Co.	5.300%	8/26/11	7,175	7,490
5	Wells Fargo & Co.	3.000%	12/9/11	26,425	27,258
5	Wells Fargo & Co.	2.125%	6/15/12	10,950	10,989
	Wells Fargo & Co.	5.125%	9/1/12	3,150	3,279

	Wells Fargo & Co.	5.250%	10/23/12	15,525	16,053
	Wells Fargo & Co.	4.375%	1/31/13	7,175	7,228
	Wells Fargo & Co.	4.950%	10/16/13	3,725	3,726
	Wells Fargo & Co.	5.625%	12/11/17	31,050	30,599
	Wells Fargo & Co.	5.375%	2/7/35	4,350	3,891
	Wells Fargo Bank NA	6.450%	2/1/11	12,325	12,876
	Wells Fargo Bank NA	4.750%	2/9/15	12,075	11,714
	Wells Fargo Bank NA	5.750%	5/16/16	6,225	6,011
	Wells Fargo Bank NA	5.950%	8/26/36	10,025	9,121
	Wells Fargo Capital X	5.950%	12/15/36	2,450	1,807
2	Wells Fargo Capital XIII	7.700%	12/29/49	6,250	5,187
2	Wells Fargo Capital XV	9.750%	12/29/49	4,650	4,464
	Wells Fargo Financial, Inc.	5.500%	8/1/12	3,125	3,271
	Brokerage (0.1%)
	Ameriprise Financial Inc.	5.350%	11/15/10	4,625	4,669
	Ameriprise Financial Inc.	5.650%	11/15/15	3,875	3,664
	Ameriprise Financial Inc.	7.300%	6/28/19	400	412
2	Ameriprise Financial Inc.	7.518%	6/1/66	925	680
	BlackRock, Inc.	6.250%	9/15/17	3,150	3,299
	Charles Schwab Corp.	4.950%	6/1/14	10,150	10,369
3	Fidelity Investments	7.490%	6/15/19	800	776
	Jefferies Group Inc.	6.450%	6/8/27	13,025	9,686
	Jefferies Group Inc.	6.250%	1/15/36	6,625	4,490
	Lazard Group	6.850%	6/15/17	6,075	5,578
2	Schwab Capital Trust I	7.500%	11/15/37	1,725	1,439
	Finance Companies (1.2%)
	Block Financial LLC	7.875%	1/15/13	1,575	1,671
	Discover Financial Services	6.450%	6/12/17	925	739
	General Electric Capital Corp.	8.300%	9/20/09	175	177
	General Electric Capital Corp.	4.250%	9/13/10	3,700	3,783
	General Electric Capital Corp.	4.875%	10/21/10	6,475	6,688
	General Electric Capital Corp.	5.000%	12/1/10	2,125	2,207
5	General Electric Capital Corp.	1.625%	1/7/11	23,975	24,324
	General Electric Capital Corp.	6.125%	2/22/11	8,505	8,917
5	General Electric Capital Corp.	1.800%	3/11/11	23,825	24,083
	General Electric Capital Corp.	5.500%	4/28/11	8,950	9,281
	General Electric Capital Corp.	5.000%	11/15/11	2,650	2,729
5	General Electric Capital Corp.	3.000%	12/9/11	16,275	16,804
	General Electric Capital Corp.	5.875%	2/15/12	14,715	15,490
	General Electric Capital Corp.	4.375%	3/3/12	8,775	8,922
5	General Electric Capital Corp.	2.250%	3/12/12	20,875	21,079
	General Electric Capital Corp.	5.000%	4/10/12	150	154
5	General Electric Capital Corp.	2.200%	6/8/12	36,900	37,232
	General Electric Capital Corp.	6.000%	6/15/12	21,425	22,636
	General Electric Capital Corp.	5.250%	10/19/12	45,200	46,634
5	General Electric Capital Corp.	2.125%	12/21/12	13,575	13,495
5	General Electric Capital Corp.	2.625%	12/28/12	12,375	12,499
	General Electric Capital Corp.	5.450%	1/15/13	8,150	8,450
	General Electric Capital Corp.	4.800%	5/1/13	13,950	14,141
	General Electric Capital Corp.	5.900%	5/13/14	7,850	8,057
	General Electric Capital Corp.	5.500%	6/4/14	13,075	13,172
	General Electric Capital Corp.	5.650%	6/9/14	8,650	8,913
	General Electric Capital Corp.	5.375%	10/20/16	3,500	3,500

	General Electric Capital Corp.	5.400%	2/15/17	19,125	18,630
	General Electric Capital Corp.	5.625%	9/15/17	8,525	8,194
	General Electric Capital Corp.	5.625%	5/1/18	26,500	25,258
	General Electric Capital Corp.	6.750%	3/15/32	35,485	32,339
	General Electric Capital Corp.	6.150%	8/7/37	14,475	11,948
	General Electric Capital Corp.	5.875%	1/14/38	34,250	26,870
	General Electric Capital Corp.	6.875%	1/10/39	18,300	16,506
2	General Electric Capital Corp.	6.375%	11/15/67	10,650	7,006
5	GMAC LLC	2.200%	12/19/12	2,950	2,941
2	HSBC Finance Capital Trust IX	5.911%	11/30/35	2,075	1,162
	HSBC Finance Corp.	4.625%	9/15/10	11,125	11,204
	HSBC Finance Corp.	5.250%	1/14/11	12,050	12,118
	HSBC Finance Corp.	5.700%	6/1/11	16,350	16,479
	HSBC Finance Corp.	6.375%	10/15/11	2,525	2,576
	HSBC Finance Corp.	7.000%	5/15/12	8,150	8,433
	HSBC Finance Corp.	5.900%	6/19/12	2,800	2,803
	HSBC Finance Corp.	6.375%	11/27/12	21,715	22,183
	HSBC Finance Corp.	4.750%	7/15/13	1,425	1,370
	HSBC Finance Corp.	5.250%	1/15/14	6,850	6,719
	HSBC Finance Corp.	5.000%	6/30/15	20,325	19,145
	HSBC Finance Corp.	5.500%	1/19/16	1,425	1,345
	International Lease Finance Corp.	5.125%	11/1/10	1,425	1,268
	International Lease Finance Corp.	4.950%	2/1/11	10,400	8,944
	International Lease Finance Corp.	5.450%	3/24/11	4,875	4,156
	International Lease Finance Corp.	5.750%	6/15/11	10,575	8,909
	International Lease Finance Corp.	5.300%	5/1/12	4,700	3,619
	International Lease Finance Corp.	5.000%	9/15/12	7,350	5,659
	International Lease Finance Corp.	6.375%	3/25/13	8,000	6,200
	International Lease Finance Corp.	5.625%	9/20/13	11,195	8,340
	International Lease Finance Corp.	5.650%	6/1/14	4,600	3,473
	SLM Corp.	4.500%	7/26/10	2,275	2,157
	SLM Corp.	5.400%	10/25/11	16,800	15,215
	SLM Corp.	5.375%	1/15/13	4,175	3,508
	SLM Corp.	5.000%	10/1/13	4,200	3,420
	SLM Corp.	5.050%	11/14/14	1,875	1,417
	SLM Corp.	8.450%	6/15/18	17,500	14,915
	SLM Corp.	5.625%	8/1/33	4,825	2,824
	Insurance (0.9%)
	ACE Capital Trust II	9.700%	4/1/30	1,675	1,453
	ACE INA Holdings, Inc.	5.875%	6/15/14	900	934
	ACE INA Holdings, Inc.	5.600%	5/15/15	5,800	5,821
	ACE INA Holdings, Inc.	5.700%	2/15/17	2,425	2,406
	ACE INA Holdings, Inc.	5.800%	3/15/18	1,700	1,697
	ACE INA Holdings, Inc.	5.900%	6/15/19	1,950	1,961
	AEGON Funding Corp.	5.750%	12/15/20	1,025	887
	AEGON NV	4.750%	6/1/13	1,700	1,552
	Aetna, Inc.	7.875%	3/1/11	1,275	1,370
	Aetna, Inc.	5.750%	6/15/11	1,075	1,127
	Aetna, Inc.	6.000%	6/15/16	9,975	9,822
	Aetna, Inc.	6.500%	9/15/18	1,900	1,897
	Aetna, Inc.	6.625%	6/15/36	2,800	2,556
	Aetna, Inc.	6.750%	12/15/37	225	208
	Aflac Inc.	8.500%	5/15/19	500	533

	Allied World Assurance	7.500%	8/1/16	14,443	12,292
	Allstate Corp.	7.200%	12/1/09	6,840	6,980
	Allstate Corp.	6.125%	2/15/12	2,365	2,455
	Allstate Corp.	5.000%	8/15/14	2,075	2,062
	Allstate Corp.	6.125%	12/15/32	2,225	2,069
	Allstate Corp.	5.350%	6/1/33	895	755
	Allstate Corp.	5.550%	5/9/35	1,300	1,100
2	Allstate Corp.	6.125%	5/15/37	2,681	2,060
2	Allstate Corp.	6.500%	5/15/57	5,150	3,916
	Allstate Life Global Funding	5.375%	4/30/13	3,600	3,730
	American Financial Group	9.875%	6/15/19	2,100	2,080
	American International Group, Inc.	4.700%	10/1/10	1,125	911
	American International Group, Inc.	5.375%	10/18/11	3,250	2,340
	American International Group, Inc.	4.950%	3/20/12	5,855	3,813
	American International Group, Inc.	4.250%	5/15/13	625	356
	American International Group, Inc.	5.050%	10/1/15	2,175	1,155
	American International Group, Inc.	5.600%	10/18/16	1,450	741
	American International Group, Inc.	5.450%	5/18/17	7,425	3,861
	American International Group, Inc.	5.850%	1/16/18	11,625	6,219
3	American International Group, Inc.	8.250%	8/15/18	300	174
	American International Group, Inc.	6.250%	5/1/36	8,450	3,634
	Aon Capital Trust	8.205%	1/1/27	975	882
	Arch Capital Group Ltd.	7.350%	5/1/34	2,525	1,552
	Aspen Insurance Holdings Ltd.	6.000%	8/15/14	2,575	2,435
	Assurant, Inc.	5.625%	2/15/14	3,000	2,606
	Assurant, Inc.	6.750%	2/15/34	3,250	2,241
	AXA Financial, Inc.	7.750%	8/1/10	875	882
	AXA SA	8.600%	12/15/30	7,675	7,164
	Axis Capital Holdings Ltd.	5.750%	12/1/14	2,075	1,831
	Berkshire Hathaway Finance Corp.	4.200%	12/15/10	1,900	1,970
3	Berkshire Hathaway Finance Corp.	4.000%	4/15/12	1,900	1,947
	Berkshire Hathaway Finance Corp.	4.600%	5/15/13	8,950	9,323
	Berkshire Hathaway Finance Corp.	5.000%	8/15/13	17,250	18,093
	Berkshire Hathaway Finance Corp.	4.850%	1/15/15	3,830	4,004
	Berkshire Hathaway Finance Corp.	5.400%	5/15/18	7,775	8,122
3	Berkshire Hathaway Finance Corp.	5.400%	5/15/18	2,525	2,617
	Chubb Corp.	5.200%	4/1/13	1,575	1,635
	Chubb Corp.	5.750%	5/15/18	5,875	6,176
	Chubb Corp.	6.000%	5/11/37	5,700	5,759
	Chubb Corp.	6.500%	5/15/38	1,775	1,916
2	Chubb Corp.	6.375%	3/29/67	5,525	4,339
	CIGNA Corp.	6.350%	3/15/18	1,125	989
	CIGNA Corp.	7.875%	5/15/27	975	853
	CIGNA Corp.	6.150%	11/15/36	5,200	3,692
	Cincinnati Financial Corp.	6.920%	5/15/28	450	363
	Cincinnati Financial Corp.	6.125%	11/1/34	3,350	2,376
	CNA Financial Corp.	6.000%	8/15/11	2,500	2,393
	CNA Financial Corp.	5.850%	12/15/14	3,275	2,687
	CNA Financial Corp.	6.500%	8/15/16	5,475	4,426
	Commerce Group, Inc.	5.950%	12/9/13	1,325	1,114
	Coventry Health Care Inc.	6.300%	8/15/14	3,945	3,438
	Fidelity National Financial, Inc.	7.300%	8/15/11	2,100	2,073
	Fund American Cos., Inc.	5.875%	5/15/13	1,675	1,586

	GE Global Insurance Holdings Corp.	6.450%	3/1/19	1,100	934
	GE Global Insurance Holdings Corp.	7.000%	2/15/26	3,250	2,591
	GE Global Insurance Holdings Corp.	7.750%	6/15/30	1,325	1,099
	Genworth Financial, Inc.	5.650%	6/15/12	3,950	3,259
	Genworth Financial, Inc.	5.750%	6/15/14	1,750	1,238
	Genworth Financial, Inc.	4.950%	10/1/15	900	581
	Genworth Financial, Inc.	6.500%	6/15/34	3,125	1,828
	Genworth Global Funding Trusts	5.125%	3/15/11	550	532
	Hartford Financial Services Group, Inc.	5.250%	10/15/11	3,625	3,513
	Hartford Financial Services Group, Inc.	4.625%	7/15/13	2,375	2,101
	Hartford Financial Services Group, Inc.	5.500%	10/15/16	2,900	2,310
	Hartford Financial Services Group, Inc.	5.375%	3/15/17	2,475	1,895
	Hartford Financial Services Group, Inc.	6.000%	1/15/19	1,225	939
	Hartford Financial Services Group, Inc.	5.950%	10/15/36	2,200	1,432
	Hartford Financial Services Group, Inc.	6.100%	10/1/41	4,150	2,791
	Humana Inc.	6.450%	6/1/16	4,750	4,153
	Humana Inc.	7.200%	6/15/18	7,750	7,026
	Humana Inc.	6.300%	8/1/18	150	125
	Humana Inc.	8.150%	6/15/38	7,550	5,962
	ING Capital Funding Trust III	8.439%	12/31/10	500	318
2	ING Groep NV	5.775%	12/8/49	9,950	5,672
	ING USA Global Funding	4.500%	10/1/10	10,150	10,322
	Jefferson Pilot Corp.	4.750%	1/30/14	1,600	1,420
3	Liberty Mutual Group, Inc.	4.875%	2/1/10	925	908
	Lincoln National Corp.	6.200%	12/15/11	900	905
	Lincoln National Corp.	5.650%	8/27/12	3,125	3,008
	Lincoln National Corp.	6.150%	4/7/36	5,675	3,916
	Loews Corp.	5.250%	3/15/16	3,200	3,195
	Loews Corp.	6.000%	2/1/35	550	458
	Marsh & McLennan Cos., Inc.	5.150%	9/15/10	2,450	2,467
	Marsh & McLennan Cos., Inc.	5.375%	7/15/14	450	430
	Marsh & McLennan Cos., Inc.	5.750%	9/15/15	6,950	6,594
	Marsh & McLennan Cos., Inc.	9.250%	4/15/19	3,000	3,431
	Marsh & McLennan Cos., Inc.	5.875%	8/1/33	300	231
3	MetLife Global Funding I	5.125%	6/10/14	2,700	2,676
	MetLife, Inc.	6.125%	12/1/11	650	683
	MetLife, Inc.	5.375%	12/15/12	5,900	5,962
	MetLife, Inc.	5.000%	11/24/13	4,025	3,965
	MetLife, Inc.	5.000%	6/15/15	2,625	2,543
	MetLife, Inc.	7.717%	2/15/19	2,100	2,238
	MetLife, Inc.	6.500%	12/15/32	2,700	2,539
	MetLife, Inc.	6.375%	6/15/34	2,025	1,929
	MetLife, Inc.	5.700%	6/15/35	775	691
	MetLife, Inc.	6.400%	12/15/36	6,615	4,691
	Nationwide Financial Services	6.750%	5/15/37	550	318
	Principal Financial Group, Inc.	7.875%	5/15/14	200	206
	Principal Financial Group, Inc.	6.050%	10/15/36	2,375	1,870
	Principal Life Income Funding Trusts	5.125%	3/1/11	3,275	3,343
	Principal Life Income Funding Trusts	5.300%	12/14/12	4,300	4,196
	Principal Life Income Funding Trusts	5.300%	4/24/13	5,275	5,268
	Principal Life Income Funding Trusts	5.100%	4/15/14	3,775	3,660
	Progressive Corp.	6.375%	1/15/12	1,525	1,552
	Progressive Corp.	6.625%	3/1/29	4,700	4,454

	Progressive Corp.	6.250%	12/1/32	225	203
2	Progressive Corp.	6.700%	6/15/37	6,600	4,647
	Protective Life Secured Trusts	4.850%	8/16/10	1,700	1,697
	Prudential Financial, Inc.	5.100%	12/14/11	350	350
	Prudential Financial, Inc.	5.800%	6/15/12	1,875	1,879
	Prudential Financial, Inc.	5.150%	1/15/13	1,800	1,745
	Prudential Financial, Inc.	4.500%	7/15/13	6,125	5,793
	Prudential Financial, Inc.	4.750%	4/1/14	1,700	1,624
	Prudential Financial, Inc.	5.100%	9/20/14	6,775	6,351
	Prudential Financial, Inc.	6.200%	1/15/15	25	24
	Prudential Financial, Inc.	5.500%	3/15/16	625	569
	Prudential Financial, Inc.	6.100%	6/15/17	975	890
	Prudential Financial, Inc.	6.000%	12/1/17	3,525	3,267
	Prudential Financial, Inc.	5.750%	7/15/33	1,375	1,056
	Prudential Financial, Inc.	5.400%	6/13/35	1,775	1,324
	Prudential Financial, Inc.	5.900%	3/17/36	3,450	2,878
	Prudential Financial, Inc.	5.700%	12/14/36	18,525	14,898
	Torchmark Corp.	6.375%	6/15/16	3,275	3,142
	Travelers Cos. Inc.	5.375%	6/15/12	200	203
	Travelers Cos. Inc.	5.750%	12/15/17	3,500	3,600
	Travelers Cos. Inc.	5.800%	5/15/18	150	154
	Travelers Cos. Inc.	5.900%	6/2/19	5,325	5,517
2	Travelers Cos. Inc.	6.250%	3/15/37	2,350	1,887
	Travelers Cos. Inc.	6.250%	6/15/37	11,375	11,644
	Travelers Cos., Inc.	5.500%	12/1/15	1,275	1,301
	Travelers Cos., Inc.	6.250%	6/20/16	2,250	2,383
	Travelers Property Casualty Corp.	6.375%	3/15/33	325	337
	UnitedHealth Group, Inc.	5.250%	3/15/11	225	235
	UnitedHealth Group, Inc.	5.500%	11/15/12	7,550	7,817
	UnitedHealth Group, Inc.	4.875%	2/15/13	2,075	2,078
	UnitedHealth Group, Inc.	4.875%	4/1/13	2,100	2,096
	UnitedHealth Group, Inc.	5.000%	8/15/14	3,875	3,767
	UnitedHealth Group, Inc.	4.875%	3/15/15	1,975	1,894
	UnitedHealth Group, Inc.	6.000%	6/15/17	6,975	6,655
	UnitedHealth Group, Inc.	6.000%	11/15/17	925	880
	UnitedHealth Group, Inc.	6.000%	2/15/18	26,155	24,717
	UnitedHealth Group, Inc.	5.800%	3/15/36	1,175	966
	UnitedHealth Group, Inc.	6.500%	6/15/37	1,700	1,525
	UnitedHealth Group, Inc.	6.625%	11/15/37	3,675	3,241
	UnitedHealth Group, Inc.	6.875%	2/15/38	4,350	3,997
	WellPoint Inc.	5.000%	1/15/11	4,425	4,546
	WellPoint Inc.	6.375%	1/15/12	2,965	3,112
	WellPoint Inc.	6.800%	8/1/12	2,085	2,214
	WellPoint Inc.	6.000%	2/15/14	2,600	2,659
	WellPoint Inc.	5.000%	12/15/14	2,775	2,719
	WellPoint Inc.	5.250%	1/15/16	1,750	1,651
	WellPoint Inc.	5.875%	6/15/17	3,225	3,153
	WellPoint Inc.	5.950%	12/15/34	5,525	4,600
	WellPoint Inc.	5.850%	1/15/36	5,235	4,529
	WellPoint Inc.	6.375%	6/15/37	1,030	943
	Willis North America Inc.	5.125%	7/15/10	875	859
	Willis North America Inc.	5.625%	7/15/15	3,600	3,186
	Willis North America Inc.	6.200%	3/28/17	2,125	1,905

XL Capital Ltd.	5.250%	9/15/14	4,150	3,480
XL Capital Ltd.	6.375%	11/15/24	475	364
XL Capital Ltd.	6.250%	5/15/27	6,725	4,816
2 XL Capital Ltd.	6.500%	12/15/49	4,000	1,960
Chicago Mercantile Exchange Group Inc.	5.400%	8/1/13	7,950	8,414
Chicago Mercantile Exchange Group Inc.	5.750%	2/15/14	3,050	3,268
Orix Corp.	5.480%	11/22/11	4,750	4,376
XTRA Finance Corp.	5.150%	4/1/17	12,025	11,597
Real Estate Investment Trusts (0.3%)
AMB Property LP	6.300%	6/1/13	3,075	2,827
Arden Realty LP	5.250%	3/1/15	875	841
AvalonBay Communities, Inc.	5.500%	1/15/12	1,925	1,933
AvalonBay Communities, Inc.	6.125%	11/1/12	800	806
AvalonBay Communities, Inc.	5.750%	9/15/16	775	700
Boston Properties, Inc.	6.250%	1/15/13	3,840	3,818
Boston Properties, Inc.	5.625%	4/15/15	4,100	3,813
Brandywine Operating Partnership	5.750%	4/1/12	4,833	4,392
Brandywine Operating Partnership	5.400%	11/1/14	950	755
Brandywine Operating Partnership	5.700%	5/1/17	75	52
Camden Property Trust	5.700%	5/15/17	6,025	5,381
Duke Realty LP	5.950%	2/15/17	4,425	3,470
ERP Operating LP	6.625%	3/15/12	3,970	4,076
ERP Operating LP	5.500%	10/1/12	2,750	2,768
ERP Operating LP	5.250%	9/15/14	625	596
ERP Operating LP	5.125%	3/15/16	350	321
ERP Operating LP	5.375%	8/1/16	2,875	2,629
ERP Operating LP	5.750%	6/15/17	1,050	973
HCP Inc.	6.700%	1/30/18	5,175	4,509
Health Care Property Investors, Inc.	6.450%	6/25/12	3,750	3,692
Health Care Property Investors, Inc.	5.650%	12/15/13	7,650	6,979
Health Care Property Investors, Inc.	6.300%	9/15/16	2,475	2,165
Health Care Property Investors, Inc.	6.000%	1/30/17	1,700	1,451
Health Care Property Investors, Inc.	5.625%	5/1/17	100	82
Health Care REIT, Inc.	6.000%	11/15/13	2,175	2,018
Health Care REIT, Inc.	6.200%	6/1/16	8,350	7,214
HealthCare Realty Trust	5.125%	4/1/14	1,525	1,286
Hospitality Properties	5.125%	2/15/15	4,870	3,776
HRPT Properties Trust	6.250%	8/15/16	1,325	1,081
HRPT Properties Trust	6.250%	6/15/17	4,800	3,823
Kimco Realty Corp.	5.783%	3/15/16	1,025	870
Liberty Property LP	5.125%	3/2/15	7,525	6,189
Liberty Property LP	5.500%	12/15/16	1,900	1,516
National Retail Properties, Inc.	6.875%	10/15/17	10,800	9,351
Nationwide Health Properties, Inc.	6.250%	2/1/13	3,850	3,562
ProLogis	5.625%	11/15/15	2,775	2,165
ProLogis	5.750%	4/1/16	2,500	1,900
ProLogis	5.625%	11/15/16	3,075	2,368
Realty Income Corp.	6.750%	8/15/19	5,450	4,940
Regency Centers LP	6.750%	1/15/12	5,650	5,550
Regency Centers LP	5.250%	8/1/15	2,175	1,767
Simon Property Group LP	4.875%	8/15/10	6,150	6,197
Simon Property Group LP	5.600%	9/1/11	2,525	2,565
Simon Property Group LP	5.000%	3/1/12	3,125	3,074

Simon Property Group LP	6.350%	8/28/12	55	56
Simon Property Group LP	5.300%	5/30/13	2,100	2,022
Simon Property Group LP	5.625%	8/15/14	150	139
Simon Property Group LP	5.750%	12/1/15	15,175	14,079
Simon Property Group LP	5.250%	12/1/16	8,600	7,634
Simon Property Group LP	5.875%	3/1/17	2,825	2,580
Simon Property Group LP	6.125%	5/30/18	4,100	3,732
Tanger Factory Outlet Centers, Inc.	6.150%	11/15/15	3,300	2,764
				4,519,559
Industrial (9.8%)
Basic Industry (0.8%)
Agrium Inc.	6.750%	1/15/19	12,900	12,833
Alcan, Inc.	6.450%	3/15/11	750	775
Alcan, Inc.	4.875%	9/15/12	850	839
Alcan, Inc.	4.500%	5/15/13	5,650	5,495
Alcan, Inc.	5.200%	1/15/14	675	638
Alcan, Inc.	5.000%	6/1/15	850	762
Alcan, Inc.	6.125%	12/15/33	6,875	5,431
Alcoa, Inc.	6.000%	1/15/12	3,275	3,312
Alcoa, Inc.	5.375%	1/15/13	4,010	3,932
Alcoa, Inc.	6.000%	7/15/13	10,975	10,713
Alcoa, Inc.	6.750%	7/15/18	200	174
Alcoa, Inc.	5.720%	2/23/19	4,498	3,554
Alcoa, Inc.	5.870%	2/23/22	1,252	973
Alcoa, Inc.	5.900%	2/1/27	4,825	3,411
Allegheny Technologies Inc.	9.375%	6/1/19	25	26
Aluminum Co. of America	6.750%	1/15/28	550	438
ArcelorMittal	5.375%	6/1/13	10,700	10,237
ArcelorMittal	9.000%	2/15/15	2,900	3,056
ArcelorMittal	6.125%	6/1/18	8,925	7,747
ArcelorMittal	9.850%	6/1/19	4,175	4,495
Barrick Gold Finance Inc.	6.125%	9/15/13	7,550	8,057
Barrick Gold Finance Inc.	4.875%	11/15/14	2,600	2,671
Barrick North America Finance LLC	6.800%	9/15/18	5,100	5,633
Barrick North America Finance LLC	7.500%	9/15/38	6,175	7,165
BHP Billiton Finance (USA) Ltd.	5.125%	3/29/12	3,350	3,565
BHP Billiton Finance (USA) Ltd.	4.800%	4/15/13	7,090	7,415
BHP Billiton Finance (USA) Ltd.	5.500%	4/1/14	2,125	2,281
BHP Billiton Finance (USA) Ltd.	5.250%	12/15/15	4,000	4,204
BHP Billiton Finance (USA) Ltd.	5.400%	3/29/17	740	765
BHP Billiton Finance (USA) Ltd.	6.500%	4/1/19	19,050	21,175
Celulosa Arauco Constitution SA	8.625%	8/15/10	6,125	6,408
Celulosa Arauco Constitution SA	5.125%	7/9/13	1,175	1,142
Celulosa Arauco Constitution SA	5.625%	4/20/15	2,100	2,036
Commercial Metals Co.	6.500%	7/15/17	2,125	1,867
Commercial Metals Co.	7.350%	8/15/18	5,375	4,916
Cytec Industries Inc.	8.950%	7/1/17	1,475	1,471
Dow Chemical Co.	6.125%	2/1/11	9,750	10,031
Dow Chemical Co.	6.000%	10/1/12	1,630	1,676
Dow Chemical Co.	7.600%	5/15/14	11,825	12,192
Dow Chemical Co.	8.550%	5/15/19	8,225	8,291
Dow Chemical Co.	7.375%	11/1/29	3,050	2,755
Dow Chemical Co.	9.400%	5/15/39	2,000	2,056

	E.I. du Pont de Nemours & Co.	4.750%	11/15/12	2,895	3,070
	E.I. du Pont de Nemours & Co.	5.000%	1/15/13	19,975	21,004
	E.I. du Pont de Nemours & Co.	5.000%	7/15/13	6,150	6,509
	E.I. du Pont de Nemours & Co.	5.875%	1/15/14	8,900	9,647
	E.I. du Pont de Nemours & Co.	5.250%	12/15/16	600	630
	E.I. du Pont de Nemours & Co.	6.000%	7/15/18	7,475	8,089
	E.I. du Pont de Nemours & Co.	6.500%	1/15/28	1,625	1,711
	Eastman Chemical Co.	7.250%	1/15/24	700	588
	Eastman Chemical Co.	7.600%	2/1/27	2,038	1,729
	Falconbridge Ltd.	7.350%	6/5/12	950	943
	Falconbridge Ltd.	5.375%	6/1/15	350	303
	Freeport-McMoRan Copper & Gold Inc.	8.250%	4/1/15	8,850	8,894
	Freeport-McMoRan Copper & Gold Inc.	8.375%	4/1/17	18,150	18,286
	ICI Wilmington	5.625%	12/1/13	700	681
	Inco Ltd.	7.750%	5/15/12	60	64
	Inco Ltd.	5.700%	10/15/15	3,350	3,251
	Inco Ltd.	7.200%	9/15/32	1,175	1,051
	International Paper Co.	7.400%	6/15/14	2,750	2,736
	International Paper Co.	5.300%	4/1/15	4,375	3,966
	International Paper Co.	7.950%	6/15/18	11,675	11,225
	International Paper Co.	9.375%	5/15/19	4,100	4,172
	Lubrizol Corp.	5.500%	10/1/14	7,550	7,223
	Lubrizol Corp.	6.500%	10/1/34	3,785	3,255
	Monsanto Co.	7.375%	8/15/12	825	943
	Monsanto Co.	5.125%	4/15/18	3,100	3,217
3	Mosaic Co.	7.375%	12/1/14	5,200	5,278
	Newmont Mining Corp.	5.875%	4/1/35	2,500	2,314
	Noranda, Inc.	7.250%	7/15/12	2,900	2,919
	Noranda, Inc.	6.000%	10/15/15	1,125	996
	Noranda, Inc.	5.500%	6/15/17	5,175	4,481
	Nucor Corp.	5.000%	12/1/12	800	854
	Nucor Corp.	5.000%	6/1/13	200	209
	Nucor Corp.	5.750%	12/1/17	1,000	1,048
	Nucor Corp.	5.850%	6/1/18	4,475	4,698
	Nucor Corp.	6.400%	12/1/37	3,350	3,465
	Placer Dome, Inc.	6.450%	10/15/35	1,750	1,767
	Plum Creek Timber Co.	5.875%	11/15/15	3,325	2,805
	Potash Corp. of Saskatchewan	7.750%	5/31/11	8,100	8,885
	Potash Corp. of Saskatchewan	4.875%	3/1/13	3,950	4,029
	Potash Corp. of Saskatchewan	5.875%	12/1/36	775	716
	PPG Industries, Inc.	5.750%	3/15/13	3,850	4,007
	PPG Industries, Inc.	6.650%	3/15/18	3,400	3,589
	Praxair, Inc.	6.375%	4/1/12	1,725	1,908
	Praxair, Inc.	3.950%	6/1/13	775	798
	Praxair, Inc.	4.375%	3/31/14	2,400	2,498
	Praxair, Inc.	5.250%	11/15/14	5,625	6,078
	Praxair, Inc.	4.625%	3/30/15	325	339
	Praxair, Inc.	5.200%	3/15/17	1,075	1,090
	Reliance Steel & Aluminum	6.200%	11/15/16	250	200
	Reliance Steel & Aluminum	6.850%	11/15/36	550	322
	Rio Tinto Finance USA Ltd.	5.875%	7/15/13	12,710	12,788
	Rio Tinto Finance USA Ltd.	8.950%	5/1/14	14,925	16,543
	Rio Tinto Finance USA Ltd.	6.500%	7/15/18	9,125	9,128

	Rio Tinto Finance USA Ltd.	9.000%	5/1/19	10,700	11,834
	Rio Tinto Finance USA Ltd.	7.125%	7/15/28	4,275	4,063
	Rohm & Haas Co.	5.600%	3/15/13	150	148
	Rohm & Haas Co.	6.000%	9/15/17	8,475	7,481
2	Rohm & Haas Co.	9.800%	4/15/20	1,680	1,714
	Southern Copper Corp.	7.500%	7/27/35	7,825	6,966
	Vale Overseas Ltd.	6.250%	1/11/16	2,000	2,050
	Vale Overseas Ltd.	6.250%	1/23/17	4,350	4,419
	Vale Overseas Ltd.	8.250%	1/17/34	2,300	2,503
	Vale Overseas Ltd.	6.875%	11/21/36	12,512	11,799
	Valspar Corp.	7.250%	6/15/19	1,050	1,063
	Weyerhaeuser Co.	7.375%	3/15/32	6,855	5,442
	Capital Goods (0.9%)
	3M Co.	5.125%	11/6/09	1,325	1,347
	3M Co.	6.375%	2/15/28	3,375	3,665
	3M Co.	5.700%	3/15/37	2,225	2,297
	Allied Waste North America Inc.	7.875%	4/15/13	3,500	3,579
	Allied Waste North America Inc.	7.375%	4/15/14	725	740
	Allied Waste North America Inc.	7.125%	5/15/16	3,175	3,183
2,3	BAE Systems Asset Trust	7.156%	12/15/11	1,283	1,331
3	BAE Systems Holdings Inc.	5.200%	8/15/15	600	595
	Bemis Co. Inc.	4.875%	4/1/12	1,175	1,103
	Black & Decker Corp.	7.125%	6/1/11	400	419
	Black & Decker Corp.	8.950%	4/15/14	1,000	1,089
	Black & Decker Corp.	5.750%	11/15/16	2,325	2,223
	Boeing Capital Corp.	7.375%	9/27/10	2,525	2,686
	Boeing Capital Corp.	6.500%	2/15/12	11,900	13,061
	Boeing Capital Corp.	5.800%	1/15/13	240	258
	Boeing Co.	6.000%	3/15/19	25	27
	Boeing Co.	8.750%	8/15/21	800	1,026
	Boeing Co.	7.250%	6/15/25	1,750	1,930
	Boeing Co.	8.750%	9/15/31	775	981
	Boeing Co.	6.125%	2/15/33	750	736
	Boeing Co.	6.625%	2/15/38	1,820	1,969
	Boeing Co.	6.875%	3/15/39	3,050	3,407
	Caterpillar Financial Services Corp.	4.300%	6/1/10	5,950	6,136
	Caterpillar Financial Services Corp.	5.125%	10/12/11	600	629
	Caterpillar Financial Services Corp.	4.850%	12/7/12	300	315
	Caterpillar Financial Services Corp.	4.250%	2/8/13	3,675	3,691
	Caterpillar Financial Services Corp.	6.125%	2/17/14	16,200	17,351
	Caterpillar Financial Services Corp.	4.750%	2/17/15	4,500	4,397
	Caterpillar Financial Services Corp.	4.625%	6/1/15	2,500	2,400
	Caterpillar Financial Services Corp.	7.150%	2/15/19	8,800	9,442
	Caterpillar, Inc.	7.000%	12/15/13	1,575	1,736
	Caterpillar, Inc.	6.625%	7/15/28	650	672
	Caterpillar, Inc.	7.300%	5/1/31	600	661
	Caterpillar, Inc.	6.050%	8/15/36	17,625	17,004
	Caterpillar, Inc.	8.250%	12/15/38	800	974
	Caterpillar, Inc.	6.950%	5/1/42	950	912
	Caterpillar, Inc.	7.375%	3/1/97	4,775	4,712
	Cooper Industries, Inc.	5.250%	11/15/12	3,475	3,729
	Cooper Industries, Inc.	5.450%	4/1/15	1,925	1,927
	CRH America Inc.	5.625%	9/30/11	3,425	3,363

	CRH America Inc.	6.950%	3/15/12	4,835	4,871
	CRH America Inc.	5.300%	10/15/13	675	615
	CRH America Inc.	6.000%	9/30/16	12,000	10,446
	CRH America Inc.	8.125%	7/15/18	11,750	11,386
	CRH America Inc.	6.400%	10/15/33	1,695	1,253
	Danaher Corp.	5.625%	1/15/18	2,225	2,325
	Danaher Corp.	5.400%	3/1/19	1,700	1,755
	Deere & Co.	6.950%	4/25/14	5,120	5,813
	Deere & Co.	8.100%	5/15/30	2,905	3,518
	Deere & Co.	7.125%	3/3/31	625	657
	Dover Corp.	5.450%	3/15/18	6,300	6,442
	Dover Corp.	5.375%	10/15/35	550	517
	Dover Corp.	6.600%	3/15/38	2,550	2,883
	Eaton Corp.	4.900%	5/15/13	4,250	4,297
	Eaton Corp.	5.600%	5/15/18	2,075	2,015
	Embraer Overseas Ltd.	6.375%	1/24/17	4,500	4,230
	Emerson Electric Co.	7.125%	8/15/10	2,850	3,032
	Emerson Electric Co.	4.625%	10/15/12	6,625	6,912
	Emerson Electric Co.	4.500%	5/1/13	3,850	3,975
	Emerson Electric Co.	5.250%	10/15/18	6,225	6,492
	Emerson Electric Co.	4.875%	10/15/19	1,300	1,316
	General Dynamics Corp.	4.500%	8/15/10	25	26
	General Dynamics Corp.	4.250%	5/15/13	6,715	6,960
	General Dynamics Corp.	5.250%	2/1/14	6,950	7,448
	General Electric Co.	5.000%	2/1/13	28,015	29,140
	General Electric Co.	5.250%	12/6/17	10,925	10,761
	Harsco Corp.	5.750%	5/15/18	4,750	4,661
	Honeywell International, Inc.	6.125%	11/1/11	2,500	2,741
	Honeywell International, Inc.	5.625%	8/1/12	3,250	3,547
	Honeywell International, Inc.	4.250%	3/1/13	1,075	1,112
	Honeywell International, Inc.	5.400%	3/15/16	1,650	1,732
	Honeywell International, Inc.	5.300%	3/15/17	5,100	5,320
	Honeywell International, Inc.	5.300%	3/1/18	600	624
	Honeywell International, Inc.	5.000%	2/15/19	1,500	1,526
	Honeywell International, Inc.	5.700%	3/15/36	1,975	2,023
3	Illinois Tool Works, Inc.	5.150%	4/1/14	4,500	4,734
3	Illinois Tool Works, Inc.	6.250%	4/1/19	5,225	5,671
	Ingersoll-Rand Global Holding Co. Ltd.	6.000%	8/15/13	3,950	3,976
	Ingersoll-Rand Global Holding Co. Ltd.	9.500%	4/15/14	325	359
	Ingersoll-Rand Global Holding Co. Ltd.	6.875%	8/15/18	5,625	5,643
	John Deere Capital Corp	4.950%	12/17/12	3,400	3,557
	John Deere Capital Corp.	5.400%	10/17/11	4,400	4,706
	John Deere Capital Corp.	5.350%	1/17/12	3,450	3,599
	John Deere Capital Corp.	7.000%	3/15/12	12,245	13,497
	John Deere Capital Corp.	5.250%	10/1/12	300	317
	John Deere Capital Corp.	4.900%	9/9/13	8,125	8,455
	John Deere Capital Corp.	5.750%	9/10/18	4,575	4,701
	Joy Global, Inc.	6.000%	11/15/16	1,750	1,629
	Lafarge SA	6.150%	7/15/11	825	837
	Lafarge SA	6.500%	7/15/16	6,225	5,569
	Lafarge SA	7.125%	7/15/36	13,775	10,481
	Lockheed Martin Corp.	4.121%	3/14/13	2,250	2,295
	Lockheed Martin Corp.	7.650%	5/1/16	4,175	4,811

	Lockheed Martin Corp.	7.750%	5/1/26	500	605
	Lockheed Martin Corp.	6.150%	9/1/36	9,325	9,937
	Martin Marietta Materials, Inc	6.600%	4/15/18	5,075	4,777
	Northrop Grumman Systems Corp.	7.125%	2/15/11	8,375	9,043
	Northrop Grumman Systems Corp.	7.750%	3/1/16	600	691
	Northrop Grumman Systems Corp.	7.875%	3/1/26	2,075	2,525
	Parker-Hannifin Corp.	5.500%	5/15/18	1,275	1,310
	Parker-Hannifin Corp.	6.250%	5/15/38	1,525	1,562
	Raytheon Co.	4.850%	1/15/11	150	156
	Raytheon Co.	5.500%	11/15/12	2,075	2,259
	Raytheon Co.	6.400%	12/15/18	400	443
	Raytheon Co.	7.200%	8/15/27	3,350	3,741
	Republic Services, Inc.	6.750%	8/15/11	1,450	1,501
	Republic Services, Inc.	6.086%	3/15/35	2,225	1,700
	Rockwell Automation, Inc.	5.650%	12/1/17	1,025	1,068
	Rockwell Automation, Inc.	6.700%	1/15/28	950	1,010
	Rockwell Automation, Inc.	6.250%	12/1/37	3,650	3,813
	Rockwell Collins, Inc.	5.250%	7/15/19	800	820
	Roper Industries Inc.	6.625%	8/15/13	8,900	9,055
3	Smiths Group Inc.	6.050%	5/15/14	2,375	2,275
3	Smiths Group Inc.	7.200%	5/15/19	2,300	2,157
	Textron, Inc.	6.500%	6/1/12	4,325	4,212
	Textron, Inc.	5.600%	12/1/17	975	789
	Tyco International Group SA	6.750%	2/15/11	7,750	8,073
	Tyco International Group SA	6.375%	10/15/11	9,975	10,519
	Tyco International Group SA	6.000%	11/15/13	4,575	4,664
	Tyco International Group SA	7.000%	12/15/19	1,825	1,789
	United Technologies Corp.	7.125%	11/15/10	150	161
	United Technologies Corp.	6.350%	3/1/11	6,375	6,844
	United Technologies Corp.	5.375%	12/15/17	11,875	12,792
	United Technologies Corp.	8.875%	11/15/19	2,425	3,326
	United Technologies Corp.	6.700%	8/1/28	1,317	1,441
	United Technologies Corp.	7.500%	9/15/29	2,175	2,590
	United Technologies Corp.	5.400%	5/1/35	6,150	6,005
	United Technologies Corp.	6.050%	6/1/36	5,575	5,903
	United Technologies Corp.	6.125%	7/15/38	2,125	2,293
	Vulcan Materials Co.	6.300%	6/15/13	2,475	2,550
	Vulcan Materials Co.	7.000%	6/15/18	4,375	4,227
	Waste Management, Inc.	7.375%	8/1/10	675	708
	Waste Management, Inc.	6.375%	11/15/12	600	642
	Waste Management, Inc.	5.000%	3/15/14	400	392
	Waste Management, Inc.	6.375%	3/11/15	3,250	3,397
	Waste Management, Inc.	7.375%	3/11/19	2,025	2,192
	Waste Management, Inc.	7.750%	5/15/32	425	455
	WMX Technologies Inc.	7.100%	8/1/26	1,050	989
	Communication (2.2%)
	Alltel Corp.	7.875%	7/1/32	2,475	2,904
	America Movil SA de C.V.	5.500%	3/1/14	2,050	2,083
	America Movil SA de C.V.	5.750%	1/15/15	2,100	2,121
	America Movil SA de C.V.	6.375%	3/1/35	7,900	7,456
	America Movil SA de C.V.	6.125%	11/15/37	3,975	3,591
	AT&T Inc.	5.300%	11/15/10	3,600	3,744
	AT&T Inc.	6.250%	3/15/11	10,815	11,490
	AT&T Inc.	7.300%	11/15/11	4,900	5,381
	AT&T Inc.	5.875%	2/1/12	5,255	5,624

AT&T Inc.	5.875%	8/15/12	4,345	4,660
AT&T Inc.	4.950%	1/15/13	16,225	16,904
AT&T Inc.	6.700%	11/15/13	1,125	1,233
AT&T Inc.	4.850%	2/15/14	5,700	5,930
AT&T Inc.	5.100%	9/15/14	8,200	8,546
AT&T Inc.	5.625%	6/15/16	33,000	34,050
AT&T Inc.	5.500%	2/1/18	3,815	3,808
AT&T Inc.	5.600%	5/15/18	3,950	3,967
AT&T Inc.	5.800%	2/15/19	11,975	12,199
AT&T Inc.	8.000%	11/15/31	18,580	21,422
AT&T Inc.	6.450%	6/15/34	5,200	5,282
AT&T Inc.	6.500%	9/1/37	16,500	16,139
AT&T Inc.	6.300%	1/15/38	10,625	10,320
AT&T Inc.	6.400%	5/15/38	3,295	3,222
AT&T Inc.	6.550%	2/15/39	8,975	8,948
AT&T Wireless	7.875%	3/1/11	11,925	12,884
AT&T Wireless	8.125%	5/1/12	11,105	12,451
AT&T Wireless	8.750%	3/1/31	3,805	4,754
BellSouth Capital Funding Corp.	7.875%	2/15/30	10,100	10,632
BellSouth Corp.	5.200%	9/15/14	1,625	1,697
BellSouth Corp.	5.200%	12/15/16	5,625	5,720
BellSouth Corp.	6.875%	10/15/31	4,900	5,014
BellSouth Corp.	6.550%	6/15/34	5,325	5,171
BellSouth Corp.	6.000%	11/15/34	2,985	2,846
BellSouth Telecommunications Inc.	6.375%	6/1/28	6,565	6,391
British Telecommunications PLC	9.125%	12/15/10	6,835	7,260
British Telecommunications PLC	5.150%	1/15/13	1,575	1,571
British Telecommunications PLC	5.950%	1/15/18	8,025	7,235
British Telecommunications PLC	9.625%	12/15/30	10,285	11,349
CBS Corp.	6.625%	5/15/11	2,610	2,647
CBS Corp.	5.625%	8/15/12	2,850	2,811
CBS Corp.	4.625%	5/15/18	400	306
CBS Corp.	8.875%	5/15/19	4,575	4,486
CBS Corp.	7.875%	7/30/30	475	378
CBS Corp.	5.500%	5/15/33	575	386
CenturyTel Enterprises	6.875%	1/15/28	725	615
CenturyTel, Inc.	7.875%	8/15/12	1,850	1,950
CenturyTel, Inc.	6.000%	4/1/17	325	301
Cingular Wireless LLC	6.500%	12/15/11	2,225	2,384
Cingular Wireless LLC	7.125%	12/15/31	9,620	10,122
Comcast Cable Communications Holdings Inc.	8.375%	3/15/13	5,460	6,110
Comcast Cable Communications Holdings Inc.	9.455%	11/15/22	6,961	8,210
Comcast Cable Communications Inc. LLC	8.875%	5/1/17	2,200	2,594
Comcast Cable Communications, Inc.	6.750%	1/30/11	9,090	9,603
Comcast Corp.	5.500%	3/15/11	1,500	1,569
Comcast Corp.	5.300%	1/15/14	3,505	3,613
Comcast Corp.	6.500%	1/15/15	1,765	1,875
Comcast Corp.	5.900%	3/15/16	10,350	10,623
Comcast Corp.	6.300%	11/15/17	38,025	39,586
Comcast Corp.	5.875%	2/15/18	13,550	13,686
Comcast Corp.	5.700%	7/1/19	700	696
Comcast Corp.	6.500%	11/15/35	9,075	9,049
Comcast Corp.	6.450%	3/15/37	1,475	1,461

	Comcast Corp.	6.950%	8/15/37	7,150	7,446
	Comcast Corp.	6.400%	5/15/38	1,425	1,402
	Cox Communications, Inc.	6.750%	3/15/11	11,750	12,480
	Cox Communications, Inc.	7.125%	10/1/12	8,425	8,988
	Cox Communications, Inc.	5.450%	12/15/14	9,300	9,284
	Cox Communications, Inc.	5.500%	10/1/15	625	603
	Deutsche Telekom International Finance	5.875%	8/20/13	350	367
	Deutsche Telekom International Finance	5.750%	3/23/16	7,225	7,453
	Deutsche Telekom International Finance	6.750%	8/20/18	325	344
	Deutsche Telekom International Finance	8.750%	6/15/30	16,830	19,786
	Embarq Corp.	6.738%	6/1/13	550	555
	Embarq Corp.	7.082%	6/1/16	16,100	15,678
	Embarq Corp.	7.995%	6/1/36	3,140	2,715
	France Telecom	7.750%	3/1/11	12,575	13,592
	France Telecom	4.375%	7/8/14	5,325	5,354
	France Telecom	8.500%	3/1/31	13,825	17,836
	Grupo Televisa SA	6.625%	3/18/25	3,175	2,865
	Grupo Televisa SA	8.500%	3/11/32	550	590
	GTE Corp.	8.750%	11/1/21	2,985	3,431
	GTE Corp.	6.940%	4/15/28	3,570	3,652
	Koninklijke KPN NV	8.000%	10/1/10	580	608
	Koninklijke KPN NV	8.375%	10/1/30	4,340	4,955
	McGraw-Hill Cos. Inc.	5.375%	11/15/12	1,225	1,274
	McGraw-Hill Cos. Inc.	5.900%	11/15/17	4,700	4,454
	McGraw-Hill Cos. Inc.	6.550%	11/15/37	6,650	6,188
	New England Telephone & Telegraph Co.	7.875%	11/15/29	575	593
	News America Holdings, Inc.	9.250%	2/1/13	151	172
	News America Holdings, Inc.	8.000%	10/17/16	3,475	3,716
	News America Holdings, Inc.	7.700%	10/30/25	700	664
	News America Holdings, Inc.	8.150%	10/17/36	2,100	2,214
	News America Holdings, Inc.	7.750%	12/1/45	1,350	1,199
	News America Inc.	5.300%	12/15/14	975	989
	News America Inc.	7.250%	5/18/18	150	155
3	News America Inc.	6.900%	3/1/19	2,500	2,530
	News America Inc.	6.550%	3/15/33	175	155
	News America Inc.	6.200%	12/15/34	13,985	11,901
	News America Inc.	6.400%	12/15/35	14,085	12,281
	Omnicom Group Inc.	5.900%	4/15/16	725	728
	Pacific Bell	7.125%	3/15/26	1,275	1,288
	Qwest Communications International Inc.	7.875%	9/1/11	4,100	4,080
	Qwest Communications International Inc.	8.875%	3/15/12	4,525	4,525
	Qwest Communications International Inc.	7.500%	10/1/14	7,900	7,515
	Qwest Communications International Inc.	6.500%	6/1/17	3,025	2,662
	R.R. Donnelley & Sons Co.	5.625%	1/15/12	1,425	1,369
	R.R. Donnelley & Sons Co.	4.950%	4/1/14	950	829
	R.R. Donnelley & Sons Co.	5.500%	5/15/15	1,260	1,079
	R.R. Donnelley & Sons Co.	6.125%	1/15/17	225	193
^	R.R. Donnelley & Sons Co.	11.250%	2/1/19	1,000	1,074
	Reed Elsevier Capital	4.625%	6/15/12	1,050	1,005
	Reed Elsevier Capital	7.750%	1/15/14	3,600	3,854
	Reed Elsevier Capital	8.625%	1/15/19	3,550	4,040
	Rogers Communications Inc.	7.250%	12/15/12	3,090	3,363
	Rogers Communications Inc.	6.375%	3/1/14	11,825	12,676

Rogers Communications Inc.	5.500%	3/15/14	1,050	1,085
Rogers Communications Inc.	6.800%	8/15/18	13,600	14,576
Rogers Communications Inc.	7.500%	8/15/38	500	560
TCI Communications, Inc.	8.750%	8/1/15	13,680	15,856
TCI Communications, Inc.	7.875%	2/15/26	325	357
Tele-Communications, Inc.	7.875%	8/1/13	15,501	17,102
Telecom Italia Capital S.A.	4.875%	10/1/10	2,650	2,680
Telecom Italia Capital S.A.	6.200%	7/18/11	7,500	7,798
Telecom Italia Capital S.A.	5.250%	11/15/13	5,988	5,907
Telecom Italia Capital S.A.	6.175%	6/18/14	4,850	4,906
Telecom Italia Capital S.A.	4.950%	9/30/14	3,260	3,150
Telecom Italia Capital S.A.	5.250%	10/1/15	7,355	7,125
Telecom Italia Capital S.A.	6.999%	6/4/18	540	550
Telecom Italia Capital S.A.	7.175%	6/18/19	7,175	7,328
Telecom Italia Capital S.A.	6.375%	11/15/33	4,645	4,148
Telecom Italia Capital S.A.	6.000%	9/30/34	800	669
Telecom Italia Capital S.A.	7.200%	7/18/36	2,560	2,491
Telecom Italia Capital S.A.	7.721%	6/4/38	1,200	1,221
Telefonica Emisiones SAU	5.984%	6/20/11	7,725	8,157
Telefonica Emisiones SAU	5.855%	2/4/13	1,975	2,090
Telefonica Emisiones SAU	4.949%	1/15/15	6,700	6,845
Telefonica Emisiones SAU	6.421%	6/20/16	13,475	14,396
Telefonica Emisiones SAU	5.877%	7/15/19	5,150	5,308
Telefonica Emisiones SAU	7.045%	6/20/36	6,700	7,453
Telefonica Europe BV	7.750%	9/15/10	10,025	10,565
Telefonica Europe BV	8.250%	9/15/30	4,500	5,640
Telefonos de Mexico SA	5.500%	1/27/15	14,625	14,588
Telus Corp.	8.000%	6/1/11	7,800	8,364
Thomson Reuters Corp.	6.200%	1/5/12	4,450	4,611
Thomson Reuters Corp.	5.950%	7/15/13	1,800	1,836
Thomson Reuters Corp.	5.700%	10/1/14	7,825	7,864
Thomson Reuters Corp.	6.500%	7/15/18	575	598
Thomson Reuters Corp.	5.500%	8/15/35	5,025	3,990
Time Warner Cable Inc.	5.400%	7/2/12	5,475	5,687
Time Warner Cable Inc.	6.200%	7/1/13	6,425	6,763
Time Warner Cable Inc.	8.250%	2/14/14	3,625	4,059
Time Warner Cable Inc.	7.500%	4/1/14	9,500	10,475
Time Warner Cable Inc.	5.850%	5/1/17	16,870	16,760
Time Warner Cable Inc.	6.750%	7/1/18	11,975	12,444
Time Warner Cable Inc.	8.750%	2/14/19	5,925	6,900
Time Warner Cable Inc.	8.250%	4/1/19	8,525	9,670
Time Warner Cable Inc.	6.550%	5/1/37	2,275	2,157
Time Warner Cable Inc.	7.300%	7/1/38	570	589
Time Warner Cable Inc.	6.750%	6/15/39	13,850	13,381
Time Warner Entertainment	10.150%	5/1/12	875	961
Time Warner Entertainment	8.875%	10/1/12	650	717
Time Warner Entertainment	8.375%	3/15/23	2,190	2,406
Time Warner Entertainment	8.375%	7/15/33	6,835	7,601
US Cellular	6.700%	12/15/33	2,950	2,866
US West Communications Group	7.500%	6/15/23	3,625	2,895
US West Communications Group	6.875%	9/15/33	4,950	3,589
Verizon Communications Inc.	5.350%	2/15/11	6,250	6,533
Verizon Communications Inc.	4.350%	2/15/13	50	51

	Verizon Communications Inc.	5.250%	4/15/13	4,350	4,580
	Verizon Communications Inc.	5.550%	2/15/16	8,900	9,160
	Verizon Communications Inc.	5.500%	2/15/18	16,900	17,101
	Verizon Communications Inc.	8.750%	11/1/18	2,350	2,792
	Verizon Communications Inc.	6.350%	4/1/19	15,075	15,712
	Verizon Communications Inc.	5.850%	9/15/35	13,500	12,573
	Verizon Communications Inc.	6.250%	4/1/37	2,050	1,991
	Verizon Communications Inc.	6.400%	2/15/38	5,600	5,511
	Verizon Communications Inc.	6.900%	4/15/38	7,175	7,476
	Verizon Communications Inc.	8.950%	3/1/39	9,950	12,704
	Verizon Communications Inc.	7.350%	4/1/39	14,675	15,951
	Verizon Global Funding Corp.	7.250%	12/1/10	6,250	6,660
	Verizon Global Funding Corp.	6.875%	6/15/12	14,575	16,061
	Verizon Global Funding Corp.	7.375%	9/1/12	6,275	7,046
	Verizon Global Funding Corp.	4.375%	6/1/13	860	880
	Verizon Global Funding Corp.	7.750%	12/1/30	5,765	6,517
	Verizon Maryland, Inc.	6.125%	3/1/12	400	423
	Verizon Maryland, Inc.	5.125%	6/15/33	350	259
	Verizon New England, Inc.	6.500%	9/15/11	3,620	3,866
	Verizon New Jersey, Inc.	5.875%	1/17/12	6,115	6,379
	Verizon New York, Inc.	6.875%	4/1/12	2,600	2,763
	Verizon New York, Inc.	7.375%	4/1/32	2,100	2,055
	Verizon Pennsylvania, Inc.	5.650%	11/15/11	8,700	9,189
	Verizon Virginia, Inc.	4.625%	3/15/13	5,750	5,771
3	Verizon Wireless Capital LLC	3.750%	5/20/11	12,950	13,195
3	Verizon Wireless Capital LLC	5.250%	2/1/12	8,425	8,845
3	Verizon Wireless Capital LLC	7.375%	11/15/13	20,525	22,977
3	Verizon Wireless Capital LLC	5.550%	2/1/14	16,850	17,833
3	Verizon Wireless Capital LLC	8.500%	11/15/18	4,275	5,159
	Vodafone Group PLC	5.350%	2/27/12	1,250	1,316
	Vodafone Group PLC	5.000%	12/16/13	3,650	3,783
	Vodafone Group PLC	5.375%	1/30/15	3,625	3,770
	Vodafone Group PLC	5.000%	9/15/15	1,600	1,619
	Vodafone Group PLC	5.750%	3/15/16	5,450	5,609
	Vodafone Group PLC	5.625%	2/27/17	12,700	12,976
	Vodafone Group PLC	5.450%	6/10/19	6,075	6,013
	Vodafone Group PLC	7.875%	2/15/30	3,850	4,435
	Vodafone Group PLC	6.250%	11/30/32	7,225	7,475
	Vodafone Group PLC	6.150%	2/27/37	3,325	3,272
	Washington Post Co.	7.250%	2/1/19	2,425	2,514
	WPP Finance USA Corp.	5.875%	6/15/14	3,025	2,820
	WPP Finance USA Corp.	8.000%	9/15/14	1,450	1,472
	Consumer Cyclical (1.1%)
	Best Buy Co.	6.750%	7/15/13	9,475	9,816
	Costco Wholesale Corp.	5.500%	3/15/17	11,175	11,950
	CVS Caremark Corp.	5.750%	8/15/11	1,600	1,702
	CVS Caremark Corp.	4.875%	9/15/14	2,125	2,143
	CVS Caremark Corp.	5.750%	6/1/17	2,030	2,039
	CVS Caremark Corp.	6.600%	3/15/19	1,700	1,809
	CVS Caremark Corp.	6.250%	6/1/27	21,725	22,188
2	CVS Caremark Corp.	6.302%	6/1/37	4,175	3,100
	Daimler Finanace North America LLC	6.500%	11/15/13	12,725	13,070
	DaimlerChrysler North America Holding Corp.	5.875%	3/15/11	11,185	11,341

DaimlerChrysler North America Holding Corp.	5.750%	9/8/11	10,845	11,006
DaimlerChrysler North America Holding Corp.	7.300%	1/15/12	17,920	18,503
DaimlerChrysler North America Holding Corp.	8.500%	1/18/31	6,580	6,899
Darden Restaurants Inc.	5.625%	10/15/12	4,425	4,489
Darden Restaurants Inc.	6.200%	10/15/17	8,525	8,140
Darden Restaurants Inc.	6.800%	10/15/37	2,575	2,187
Historic TW, Inc.	9.125%	1/15/13	625	692
Historic TW, Inc.	9.150%	2/1/23	9,300	9,955
Historic TW, Inc.	6.625%	5/15/29	7,400	6,581
Home Depot Inc.	4.625%	8/15/10	7,700	7,864
Home Depot Inc.	5.200%	3/1/11	1,350	1,401
Home Depot Inc.	5.250%	12/16/13	9,400	9,648
Home Depot Inc.	5.400%	3/1/16	3,100	3,070
Home Depot Inc.	5.875%	12/16/36	7,250	6,443
Johnson Controls, Inc.	5.250%	1/15/11	3,025	3,056
Johnson Controls, Inc.	6.000%	1/15/36	825	572
Kohl's Corp.	6.250%	12/15/17	2,150	2,203
Kohl's Corp.	6.000%	1/15/33	625	555
Kohl's Corp.	6.875%	12/15/37	1,925	1,914
Lowe's Cos., Inc.	5.600%	9/15/12	2,750	2,960
Lowe's Cos., Inc.	5.400%	10/15/16	11,925	12,527
Lowe's Cos., Inc.	6.100%	9/15/17	2,050	2,211
Lowe's Cos., Inc.	6.875%	2/15/28	360	390
Lowe's Cos., Inc.	6.500%	3/15/29	3,676	3,833
Lowe's Cos., Inc.	5.800%	10/15/36	6,125	5,983
Marriott International	4.625%	6/15/12	3,075	3,038
Marriott International	5.625%	2/15/13	2,200	2,164
Marriott International	6.200%	6/15/16	1,325	1,245
Marriott International	6.375%	6/15/17	1,575	1,482
McDonald's Corp.	6.000%	4/15/11	2,635	2,834
McDonald's Corp.	5.300%	3/15/17	800	845
McDonald's Corp.	5.800%	10/15/17	5,250	5,742
McDonald's Corp.	5.350%	3/1/18	4,900	5,169
McDonald's Corp.	5.000%	2/1/19	3,000	3,119
McDonald's Corp.	6.300%	10/15/37	1,950	2,107
McDonald's Corp.	6.300%	3/1/38	5,250	5,674
McDonald's Corp.	5.700%	2/1/39	2,200	2,193
MDC Holdings Inc.	5.500%	5/15/13	2,875	2,784
Nordstrom, Inc.	6.750%	6/1/14	1,675	1,743
Nordstrom, Inc.	6.250%	1/15/18	1,875	1,854
Nordstrom, Inc.	6.950%	3/15/28	1,000	906
Nordstrom, Inc.	7.000%	1/15/38	925	839
Paccar Inc.	6.875%	2/15/14	3,375	3,729

Staples Inc.	7.750%	4/1/11	2,300	2,433
Staples Inc.	9.750%	1/15/14	10,350	11,592
Target Corp.	7.500%	8/15/10	1,275	1,356
Target Corp.	6.350%	1/15/11	2,120	2,259
Target Corp.	5.875%	3/1/12	4,825	5,213
Target Corp.	4.000%	6/15/13	1,520	1,543
Target Corp.	5.875%	7/15/16	11,850	12,803
Target Corp.	5.375%	5/1/17	6,475	6,662
Target Corp.	6.000%	1/15/18	7,150	7,608
Target Corp.	7.000%	7/15/31	2,410	2,472
Target Corp.	6.350%	11/1/32	5,850	5,729
Target Corp.	6.500%	10/15/37	6,275	6,256
Target Corp.	7.000%	1/15/38	3,425	3,635
The Walt Disney Co.	5.700%	7/15/11	13,575	14,607
The Walt Disney Co.	6.375%	3/1/12	925	1,016
The Walt Disney Co.	4.700%	12/1/12	575	614
The Walt Disney Co.	4.500%	12/15/13	6,925	7,226
The Walt Disney Co.	5.625%	9/15/16	5,700	6,190
The Walt Disney Co.	5.875%	12/15/17	4,950	5,488
The Walt Disney Co.	5.500%	3/15/19	1,400	1,541
The Walt Disney Co.	7.000%	3/1/32	1,025	1,197
Time Warner COS, Inc.	7.570%	2/1/24	1,175	1,120
Time Warner, Inc.	6.750%	4/15/11	7,100	7,424
Time Warner, Inc.	5.500%	11/15/11	5,350	5,528
Time Warner, Inc.	6.875%	5/1/12	5,500	5,870
Time Warner, Inc.	5.875%	11/15/16	9,225	9,116
Time Warner, Inc.	7.625%	4/15/31	8,350	8,093
Time Warner, Inc.	7.700%	5/1/32	3,695	3,608
Time Warner, Inc.	6.500%	11/15/36	6,750	5,918
TJX Companies, Inc.	6.950%	4/15/19	3,225	3,620
Toll Brothers Finance Corp.	6.875%	11/15/12	550	532
Toll Brothers Finance Corp.	5.150%	5/15/15	3,050	2,704
Toyota Motor Credit Corp.	4.350%	12/15/10	4,325	4,473
Toyota Motor Credit Corp.	5.450%	5/18/11	2,825	2,987
VF Corp.	5.950%	11/1/17	2,500	2,504
VF Corp.	6.450%	11/1/37	2,225	2,082
Viacom Inc.	5.750%	4/30/11	1,750	1,798
Viacom Inc.	6.250%	4/30/16	775	759
Viacom Inc.	6.125%	10/5/17	1,775	1,719
Viacom Inc.	6.875%	4/30/36	490	454
Wal-Mart Stores, Inc.	4.125%	7/1/10	8,600	8,848
Wal-Mart Stores, Inc.	4.750%	8/15/10	5,100	5,300
Wal-Mart Stores, Inc.	4.125%	2/15/11	19,550	20,405
Wal-Mart Stores, Inc.	4.550%	5/1/13	4,525	4,762
Wal-Mart Stores, Inc.	7.250%	6/1/13	600	693
Wal-Mart Stores, Inc.	3.200%	5/15/14	1,125	1,121
Wal-Mart Stores, Inc.	4.500%	7/1/15	850	862
Wal-Mart Stores, Inc.	5.375%	4/5/17	1,925	2,031
Wal-Mart Stores, Inc.	5.800%	2/15/18	16,875	18,457
Wal-Mart Stores, Inc.	5.875%	4/5/27	16,925	17,534
Wal-Mart Stores, Inc.	7.550%	2/15/30	11,270	14,223
Wal-Mart Stores, Inc.	5.250%	9/1/35	4,350	4,158
Wal-Mart Stores, Inc.	6.500%	8/15/37	15,135	16,883

Wal-Mart Stores, Inc.	6.200%	4/15/38	2,100	2,272
Walgreen Co.	4.875%	8/1/13	11,525	12,172
Walgreen Co.	5.250%	1/15/19	3,225	3,366
Western Union Co.	5.400%	11/17/11	3,825	3,988
Western Union Co.	6.500%	2/26/14	2,225	2,387
Western Union Co.	5.930%	10/1/16	5,275	5,322
Western Union Co.	6.200%	11/17/36	2,625	2,393
Yum! Brands, Inc.	8.875%	4/15/11	2,725	2,972
Yum! Brands, Inc.	7.700%	7/1/12	2,425	2,584
Yum! Brands, Inc.	6.250%	4/15/16	3,525	3,588
Yum! Brands, Inc.	6.250%	3/15/18	125	128
Yum! Brands, Inc.	6.875%	11/15/37	7,850	7,900
Consumer Noncyclical (2.5%)
Abbott Laboratories	3.750%	3/15/11	5,075	5,246
Abbott Laboratories	5.600%	5/15/11	7,000	7,510
Abbott Laboratories	5.150%	11/30/12	2,725	2,959
Abbott Laboratories	4.350%	3/15/14	3,250	3,378
Abbott Laboratories	5.875%	5/15/16	15,325	16,626
Abbott Laboratories	5.600%	11/30/17	14,975	16,143
Abbott Laboratories	5.125%	4/1/19	2,500	2,575
Abbott Laboratories	6.150%	11/30/37	3,450	3,769
Abbott Laboratories	6.000%	4/1/39	1,850	1,964
Allergan Inc.	5.750%	4/1/16	1,050	1,034
Altria Group, Inc.	8.500%	11/10/13	24,775	28,292
Altria Group, Inc.	9.700%	11/10/18	6,825	7,807
Altria Group, Inc.	9.250%	8/6/19	12,100	13,601
Altria Group, Inc.	9.950%	11/10/38	4,925	5,708
Altria Group, Inc.	10.200%	2/6/39	13,300	15,694
AmerisourceBergen Corp.	5.625%	9/15/12	950	975
AmerisourceBergen Corp.	5.875%	9/15/15	5,725	5,537
Amgen Inc.	4.850%	11/18/14	4,700	4,976
Amgen Inc.	5.850%	6/1/17	7,275	7,794
Amgen Inc.	5.700%	2/1/19	5,725	6,083
Amgen Inc.	6.375%	6/1/37	3,550	3,793
Amgen Inc.	6.400%	2/1/39	7,185	7,608
Anheuser-Busch Cos., Inc.	6.000%	4/15/11	1,175	1,234
Anheuser-Busch Cos., Inc.	4.375%	1/15/13	4,175	4,141
Anheuser-Busch Cos., Inc.	5.600%	3/1/17	5,000	4,931
Anheuser-Busch Cos., Inc.	5.500%	1/15/18	10,375	10,117
Anheuser-Busch Cos., Inc.	6.800%	8/20/32	2,075	1,922
Anheuser-Busch Cos., Inc.	5.750%	4/1/36	4,325	3,365
Archer-Daniels-Midland Co.	8.375%	4/15/17	525	643
Archer-Daniels-Midland Co.	5.450%	3/15/18	8,400	8,891
Archer-Daniels-Midland Co.	7.000%	2/1/31	3,050	3,348
Archer-Daniels-Midland Co.	5.935%	10/1/32	3,675	3,568
Archer-Daniels-Midland Co.	5.375%	9/15/35	4,125	3,878
Archer-Daniels-Midland Co.	6.450%	1/15/38	1,525	1,646
AstraZeneca PLC	5.400%	9/15/12	17,575	19,027
AstraZeneca PLC	5.400%	6/1/14	3,100	3,366
AstraZeneca PLC	5.900%	9/15/17	11,975	12,820
AstraZeneca PLC	6.450%	9/15/37	14,150	15,644
Baxter Finco, BV	4.750%	10/15/10	5,400	5,598
Baxter International, Inc.	4.000%	3/1/14	1,350	1,374

Baxter International, Inc.	5.900%	9/1/16	2,050	2,201
Baxter International, Inc.	6.250%	12/1/37	3,425	3,728
Becton, Dickinson & Co.	5.000%	5/15/19	1,075	1,106
Biogen Idec Inc.	6.000%	3/1/13	7,675	7,842
Biogen Idec Inc.	6.875%	3/1/18	11,650	11,954
Bottling Group LLC	4.625%	11/15/12	13,610	14,513
Bottling Group LLC	5.000%	11/15/13	10,000	10,838
Bottling Group LLC	6.950%	3/15/14	12,100	13,871
Bottling Group LLC	5.500%	4/1/16	8,750	9,137
Bristol-Myers Squibb Co.	5.250%	8/15/13	250	268
Bristol-Myers Squibb Co.	5.450%	5/1/18	2,100	2,224
Bristol-Myers Squibb Co.	7.150%	6/15/23	400	467
Bristol-Myers Squibb Co.	6.800%	11/15/26	150	173
Bristol-Myers Squibb Co.	5.875%	11/15/36	14,950	15,908
Bristol-Myers Squibb Co.	6.125%	5/1/38	2,200	2,390
Bristol-Myers Squibb Co.	6.875%	8/1/97	900	900
Bunge Ltd. Finance Corp.	5.350%	4/15/14	1,650	1,551
Bunge Ltd. Finance Corp.	5.100%	7/15/15	1,525	1,383
Bunge Ltd. Finance Corp.	8.500%	6/15/19	600	628
C.R. Bard, Inc.	6.700%	12/1/26	4,925	4,913
Campbell Soup Co.	6.750%	2/15/11	5,125	5,522
Cardinal Health, Inc.	5.650%	6/15/12	600	620
Cardinal Health, Inc.	4.000%	6/15/15	550	482
Cardinal Health, Inc.	5.800%	10/15/16	1,725	1,663
Cardinal Health, Inc.	5.850%	12/15/17	1,305	1,228
Cia. Brasil de Bebidas AmBev	10.500%	12/15/11	3,205	3,686
Clorox Co.	4.200%	1/15/10	1,625	1,651
Clorox Co.	5.000%	1/15/15	1,725	1,781
Coca-Cola Co.	3.625%	3/15/14	1,825	1,852
Coca-Cola Co.	5.350%	11/15/17	7,150	7,711
Coca-Cola Co.	4.875%	3/15/19	12,525	12,915
Coca-Cola Enterprises Inc.	5.000%	8/15/13	8,475	8,906
Coca-Cola Enterprises Inc.	7.375%	3/3/14	3,775	4,322
Coca-Cola Enterprises Inc.	8.500%	2/1/22	11,625	15,176
Coca-Cola Enterprises Inc.	8.000%	9/15/22	1,225	1,521
Coca-Cola Enterprises Inc.	7.000%	10/1/26	3,250	3,610
Coca-Cola Enterprises Inc.	6.950%	11/15/26	2,595	2,855
Coca-Cola Enterprises Inc.	6.750%	9/15/28	1,250	1,332
Coca-Cola HBC Finance BV	5.125%	9/17/13	945	935
ConAgra Foods, Inc.	7.875%	9/15/10	480	511
ConAgra Foods, Inc.	6.750%	9/15/11	74	80
ConAgra Foods, Inc.	5.875%	4/15/14	1,340	1,425
ConAgra Foods, Inc.	5.819%	6/15/17	951	987
ConAgra Foods, Inc.	7.000%	4/15/19	500	549
ConAgra Foods, Inc.	9.750%	3/1/21	129	158
ConAgra Foods, Inc.	7.125%	10/1/26	800	785
ConAgra Foods, Inc.	7.000%	10/1/28	675	650
ConAgra Foods, Inc.	8.250%	9/15/30	2,750	2,963
Covidien International	5.450%	10/15/12	2,600	2,747
Covidien International	6.000%	10/15/17	2,925	3,116
Covidien International	6.550%	10/15/37	3,975	4,373
Delhaize America Inc.	5.875%	2/1/14	2,175	2,223
Delhaize America Inc.	9.000%	4/15/31	2,175	2,651

Diageo Capital PLC	7.250%	11/1/09	350	355
Diageo Capital PLC	5.200%	1/30/13	8,125	8,514
Diageo Capital PLC	5.500%	9/30/16	1,275	1,319
Diageo Capital PLC	5.750%	10/23/17	6,625	7,012
Diageo Capital PLC	5.875%	9/30/36	875	888
Diageo Finance BV	5.300%	10/28/15	6,275	6,460
Dr. Pepper Snapple Group	6.120%	5/1/13	1,675	1,755
Dr. Pepper Snapple Group	6.820%	5/1/18	5,575	5,933
Dr. Pepper Snapple Group	7.450%	5/1/38	900	947
Eli Lilly & Co.	3.550%	3/6/12	5,825	6,051
Eli Lilly & Co.	6.000%	3/15/12	1,450	1,595
Eli Lilly & Co.	4.200%	3/6/14	4,225	4,359
Eli Lilly & Co.	5.200%	3/15/17	8,200	8,534
Eli Lilly & Co.	5.500%	3/15/27	5,250	5,266
Eli Lilly & Co.	5.550%	3/15/37	850	853
Eli Lilly & Co.	5.950%	11/15/37	2,525	2,660
Estee Lauder Ace Trust I	6.000%	5/15/37	725	690
Express Scripts Inc.	6.250%	6/15/14	4,350	4,598
Express Scripts Inc.	7.250%	6/15/19	1,825	2,026
Express Scripts, Inc.	5.250%	6/15/12	4,375	4,517
Fortune Brands Inc.	5.125%	1/15/11	2,875	2,888
Fortune Brands Inc.	5.375%	1/15/16	8,650	7,977
Fortune Brands Inc.	5.875%	1/15/36	2,875	2,201
Genentech Inc.	4.400%	7/15/10	1,025	1,059
Genentech Inc.	4.750%	7/15/15	2,095	2,186
Genentech Inc.	5.250%	7/15/35	3,250	3,085
General Mills, Inc.	6.000%	2/15/12	9,207	9,905
General Mills, Inc.	5.650%	9/10/12	2,350	2,534
General Mills, Inc.	5.250%	8/15/13	3,625	3,797
General Mills, Inc.	5.200%	3/17/15	700	739
General Mills, Inc.	5.700%	2/15/17	12,000	12,756
GlaxoSmithKline Capital Inc.	4.850%	5/15/13	10,000	10,488
GlaxoSmithKline Capital Inc.	4.375%	4/15/14	9,400	9,612
GlaxoSmithKline Capital Inc.	5.650%	5/15/18	15,280	16,123
GlaxoSmithKline Capital Inc.	5.375%	4/15/34	3,500	3,304
GlaxoSmithKline Capital Inc.	6.375%	5/15/38	16,975	18,277
Grand Metropolitan Investment Corp.	9.000%	8/15/11	400	449
Grand Metropolitan Investment Corp.	7.450%	4/15/35	875	1,035
H.J. Heinz Co.	5.350%	7/15/13	2,075	2,152
H.J. Heinz Finance Co.	6.625%	7/15/11	5,625	5,976
H.J. Heinz Finance Co.	6.750%	3/15/32	2,950	2,976
Hasbro Inc.	6.300%	9/15/17	5,450	5,339
Hershey Foods Corp.	5.450%	9/1/16	1,225	1,241
Hospira, Inc.	5.900%	6/15/14	1,500	1,485
Hospira, Inc.	6.400%	5/15/15	775	793
Hospira, Inc.	6.050%	3/30/17	150	144
Johnson & Johnson	3.800%	5/15/13	3,665	3,820
Johnson & Johnson	5.550%	8/15/17	9,550	10,411
Johnson & Johnson	5.150%	7/15/18	1,575	1,683
Johnson & Johnson	6.950%	9/1/29	4,350	5,158
Johnson & Johnson	4.950%	5/15/33	4,725	4,458
Johnson & Johnson	5.950%	8/15/37	5,125	5,512
Johnson & Johnson	5.850%	7/15/38	4,300	4,633

Kellogg Co.	6.600%	4/1/11	11,050	11,882
Kellogg Co.	5.125%	12/3/12	5,435	5,819
Kellogg Co.	4.250%	3/6/13	4,050	4,175
Kellogg Co.	7.450%	4/1/31	240	292
Kimberly-Clark Corp.	5.625%	2/15/12	2,425	2,593
Kimberly-Clark Corp.	4.875%	8/15/15	4,875	5,068
Kimberly-Clark Corp.	6.125%	8/1/17	8,125	8,909
Kimberly-Clark Corp.	6.250%	7/15/18	175	192
Kimberly-Clark Corp.	6.625%	8/1/37	850	976
Kraft Foods, Inc.	5.625%	11/1/11	36,175	38,406
Kraft Foods, Inc.	6.250%	6/1/12	4,365	4,712
Kraft Foods, Inc.	5.250%	10/1/13	175	182
Kraft Foods, Inc.	6.500%	8/11/17	10,850	11,496
Kraft Foods, Inc.	6.125%	2/1/18	300	311
Kraft Foods, Inc.	6.125%	8/23/18	6,575	6,854
Kraft Foods, Inc.	6.500%	11/1/31	7,475	7,159
Kraft Foods, Inc.	7.000%	8/11/37	9,300	9,868
Kraft Foods, Inc.	6.875%	2/1/38	1,450	1,545
Kraft Foods, Inc.	6.875%	1/26/39	2,500	2,652
Kroger Co.	6.800%	4/1/11	2,075	2,209
Kroger Co.	6.750%	4/15/12	8,275	8,977
Kroger Co.	6.200%	6/15/12	5,950	6,367
Kroger Co.	5.500%	2/1/13	1,650	1,721
Kroger Co.	5.000%	4/15/13	3,700	3,791
Kroger Co.	4.950%	1/15/15	2,825	2,815
Kroger Co.	6.400%	8/15/17	830	882
Kroger Co.	6.800%	12/15/18	3,175	3,457
Kroger Co.	6.150%	1/15/20	14,025	14,380
Kroger Co.	7.700%	6/1/29	7,200	7,882
Kroger Co.	8.000%	9/15/29	925	1,043
Kroger Co.	7.500%	4/1/31	2,395	2,741
Kroger Co.	6.900%	4/15/38	2,300	2,491
Laboratory Corp. of America	5.500%	2/1/13	1,540	1,519
Laboratory Corp. of America	5.625%	12/15/15	2,350	2,199
Lorillard Tobacco Co.	8.125%	6/23/19	6,900	7,113
McKesson Corp.	7.750%	2/1/12	550	603
McKesson Corp.	5.250%	3/1/13	9,550	9,793
Mckesson Corp.	6.500%	2/15/14	1,650	1,755
Medco Health Solutions	6.125%	3/15/13	450	466
Medco Health Solutions	7.250%	8/15/13	475	507
Medco Health Solutions	7.125%	3/15/18	8,100	8,527
Medtronic Inc.	4.500%	3/15/14	2,225	2,337
Medtronic Inc.	4.750%	9/15/15	3,700	3,918
Medtronic Inc.	5.600%	3/15/19	1,150	1,219
Medtronic Inc.	6.500%	3/15/39	1,650	1,832
Merck & Co.	1.875%	6/30/11	6,225	6,264
Merck & Co.	5.125%	11/15/11	2,425	2,617
Merck & Co.	4.375%	2/15/13	3,675	3,836
Merck & Co.	4.750%	3/1/15	11,275	12,000
Merck & Co.	4.000%	6/30/15	1,150	1,169
Merck & Co.	5.000%	6/30/19	3,725	3,776
Merck & Co.	6.400%	3/1/28	3,155	3,280
Merck & Co.	5.950%	12/1/28	2,050	2,063

	Merck & Co.	5.750%	11/15/36	975	1,003
	Merck & Co.	5.850%	6/30/39	1,850	1,884
	Molson Coors Capital Finance	4.850%	9/22/10	1,550	1,573
	Novartis Capital Corp.	4.125%	2/10/14	16,675	17,167
	Novartis Securities Investment Ltd.	5.125%	2/10/19	15,800	16,087
	Pepsi Bottling Group, Inc.	7.000%	3/1/29	4,000	4,676
	PepsiAmericas Inc.	5.750%	7/31/12	2,500	2,681
	PepsiAmericas Inc.	4.375%	2/15/14	775	783
	PepsiAmericas Inc.	4.875%	1/15/15	275	265
	PepsiAmericas Inc.	5.000%	5/15/17	3,550	3,380
	PepsiCo, Inc.	5.150%	5/15/12	2,125	2,298
	PepsiCo, Inc.	4.650%	2/15/13	11,750	12,373
	PepsiCo, Inc.	3.750%	3/1/14	8,000	8,176
	PepsiCo, Inc.	5.000%	6/1/18	9,000	9,310
	PepsiCo, Inc.	7.900%	11/1/18	5,150	6,327
	Pfizer, Inc.	4.450%	3/15/12	17,500	18,411
	Pfizer, Inc.	5.350%	3/15/15	17,550	18,934
	Pfizer, Inc.	6.200%	3/15/19	21,400	23,395
	Pfizer, Inc.	7.200%	3/15/39	11,800	13,988
	Pharmacia Corp.	6.500%	12/1/18	550	615
	Pharmacia Corp.	6.600%	12/1/28	1,425	1,597
	Philip Morris International Inc	5.650%	5/16/18	9,475	9,859
	Philip Morris International Inc.	4.875%	5/16/13	8,300	8,698
	Philip Morris International Inc.	6.875%	3/17/14	7,475	8,374
	Philip Morris International Inc.	6.375%	5/16/38	7,150	7,646
	Philips Electronics NV	4.625%	3/11/13	3,700	3,786
	Philips Electronics NV	5.750%	3/11/18	9,625	9,699
	Philips Electronics NV	6.875%	3/11/38	3,800	4,071
	Procter & Gamble Co.	4.600%	1/15/14	6,900	7,264
	Procter & Gamble Co.	4.950%	8/15/14	1,275	1,371
	Procter & Gamble Co.	3.500%	2/15/15	5,100	5,142
	Procter & Gamble Co.	4.700%	2/15/19	3,625	3,643
	Procter & Gamble Co.	6.450%	1/15/26	2,875	3,126
	Procter & Gamble Co.	5.550%	3/5/37	10,525	10,700
2	Procter & Gamble Co. ESOP	9.360%	1/1/21	9,768	12,362
	Quest Diagnostic, Inc.	5.450%	11/1/15	6,375	6,184
	Quest Diagnostic, Inc.	6.400%	7/1/17	75	75
	Quest Diagnostic, Inc.	6.950%	7/1/37	2,325	2,347
	Reynolds American, Inc.	6.500%	7/15/10	2,000	2,030
	Reynolds American, Inc.	7.250%	6/1/12	3,225	3,322
	Reynolds American, Inc.	7.250%	6/1/13	5,775	5,905
	Reynolds American, Inc.	7.625%	6/1/16	3,150	3,150
	Reynolds American, Inc.	6.750%	6/15/17	4,525	4,231
	Reynolds American, Inc.	7.250%	6/15/37	3,650	3,011
	Safeway, Inc.	4.950%	8/16/10	2,500	2,566
	Safeway, Inc.	6.500%	3/1/11	6,550	6,954
	Safeway, Inc.	5.800%	8/15/12	2,800	2,987
	Safeway, Inc.	6.250%	3/15/14	4,000	4,304
	Safeway, Inc.	6.350%	8/15/17	600	632
	Safeway, Inc.	7.250%	2/1/31	4,425	4,932
	Sara Lee Corp.	6.250%	9/15/11	4,425	4,688
	Sara Lee Corp.	6.125%	11/1/32	325	302
	Schering-Plough Corp.	5.550%	12/1/13	13,100	14,084

Schering-Plough Corp.	6.000%	9/15/17	825	881
Schering-Plough Corp.	6.750%	12/1/33	7,075	7,776
Schering-Plough Corp.	6.550%	9/15/37	1,325	1,438
Sysco Corp.	4.200%	2/12/13	1,700	1,738
Sysco Corp.	5.250%	2/12/18	2,775	2,871
Sysco Corp.	5.375%	9/21/35	3,675	3,483
Teva Pharmaceutical Finance LLC	5.550%	2/1/16	450	464
Teva Pharmaceutical Finance LLC	6.150%	2/1/36	8,675	8,902
Unilever Capital Corp.	7.125%	11/1/10	8,525	9,113
Unilever Capital Corp.	3.650%	2/15/14	5,300	5,390
Unilever Capital Corp.	4.800%	2/15/19	1,375	1,383
Unilever Capital Corp.	5.900%	11/15/32	25	27
UST, Inc.	6.625%	7/15/12	600	642
UST, Inc.	5.750%	3/1/18	2,475	2,311
Whirlpool Corp.	5.500%	3/1/13	11,200	10,705
Wyeth	6.950%	3/15/11	1,925	2,086
Wyeth	5.500%	3/15/13	15,725	16,762
Wyeth	5.500%	2/1/14	9,650	10,380
Wyeth	5.500%	2/15/16	4,475	4,629
Wyeth	5.450%	4/1/17	3,025	3,156
Wyeth	6.450%	2/1/24	1,425	1,541
Wyeth	6.500%	2/1/34	1,550	1,719
Wyeth	6.000%	2/15/36	4,750	4,929
Wyeth	5.950%	4/1/37	12,095	12,647
Energy (1.2%)
Alberta Energy Co. Ltd.	7.375%	11/1/31	775	838
Amerada Hess Corp.	6.650%	8/15/11	1,225	1,304
Amerada Hess Corp.	7.875%	10/1/29	4,875	5,292
Amerada Hess Corp.	7.125%	3/15/33	4,675	4,702
Anadarko Finance Co.	6.750%	5/1/11	2,500	2,624
Anadarko Finance Co.	7.500%	5/1/31	785	771
Anadarko Petroleum Corp.	7.625%	3/15/14	375	406
Anadarko Petroleum Corp.	5.750%	6/15/14	2,050	2,086
Anadarko Petroleum Corp.	5.950%	9/15/16	5,075	5,009
Anadarko Petroleum Corp.	6.950%	6/15/19	675	679
Anadarko Petroleum Corp.	6.450%	9/15/36	6,995	6,316
Anadarko Petroleum Corp.	7.950%	6/15/39	2,875	2,999
Apache Corp.	6.250%	4/15/12	1,275	1,382
Apache Corp.	5.250%	4/15/13	800	844
Apache Corp.	6.000%	9/15/13	5,700	6,196
Apache Corp.	5.625%	1/15/17	850	890
Apache Corp.	6.900%	9/15/18	6,575	7,525
Apache Corp.	6.000%	1/15/37	5,125	5,394
Apache Finance Canada Corp.	7.750%	12/15/29	1,025	1,223
Baker Hughes, Inc.	7.500%	11/15/18	1,175	1,380
Baker Hughes, Inc.	6.875%	1/15/29	625	656
BJ Services Co.	6.000%	6/1/18	2,775	2,678
BP Capital Markets PLC	3.125%	3/10/12	12,500	12,771
BP Capital Markets PLC	5.250%	11/7/13	11,650	12,516
BP Capital Markets PLC	3.625%	5/8/14	4,225	4,247
BP Capital Markets PLC	3.875%	3/10/15	7,850	7,990
BP Capital Markets PLC	4.750%	3/10/19	5,150	5,164
Burlington Resources, Inc.	6.680%	2/15/11	3,350	3,579

Burlington Resources, Inc.	6.500%	12/1/11	3,125	3,426
Burlington Resources, Inc.	7.200%	8/15/31	650	679
Burlington Resources, Inc.	7.400%	12/1/31	3,625	3,929
Cameron International Corp.	6.375%	7/15/18	975	897
Cameron International Corp.	7.000%	7/15/38	525	470
Canadian Natural Resources	5.450%	10/1/12	4,800	5,016
Canadian Natural Resources	5.150%	2/1/13	1,450	1,478
Canadian Natural Resources	4.900%	12/1/14	4,325	4,355
Canadian Natural Resources	6.000%	8/15/16	4,225	4,304
Canadian Natural Resources	7.200%	1/15/32	4,225	4,613
Canadian Natural Resources	6.450%	6/30/33	5,440	5,458
Canadian Natural Resources	6.500%	2/15/37	7,175	7,237
Canadian Natural Resources	6.250%	3/15/38	1,400	1,396
Canadian Natural Resources	6.750%	2/1/39	900	934
Chevron Corp.	3.450%	3/3/12	6,950	7,170
Chevron Corp.	3.950%	3/3/14	9,925	10,229
Chevron Corp.	4.950%	3/3/19	9,750	10,109
Conoco Funding Co.	6.350%	10/15/11	12,610	13,733
Conoco Funding Co.	7.250%	10/15/31	250	273
Conoco, Inc.	6.950%	4/15/29	905	979
ConocoPhillips	4.750%	2/1/14	4,825	5,018
ConocoPhillips	4.600%	1/15/15	4,800	4,932
ConocoPhillips	5.750%	2/1/19	17,650	18,544
ConocoPhillips	6.000%	1/15/20	2,100	2,248
ConocoPhillips	5.900%	10/15/32	1,525	1,511
ConocoPhillips	6.500%	2/1/39	9,925	10,504
ConocoPhillips Canada Funding Co I	5.300%	4/15/12	3,975	4,246
ConocoPhillips Canada Funding Co I	5.625%	10/15/16	16,300	17,296
ConocoPhillips Canada Funding Co I	5.950%	10/15/36	2,725	2,764
Devon Energy Corp.	5.625%	1/15/14	8,300	8,788
Devon Energy Corp.	7.950%	4/15/32	1,675	1,979
Devon Financing Corp.	6.875%	9/30/11	7,960	8,666
Devon Financing Corp.	7.875%	9/30/31	9,850	11,635
Diamond Offshore Drilling	4.875%	7/1/15	575	562
Diamond Offshore Drilling	5.875%	5/1/19	2,475	2,512
Encana Corp.	5.900%	12/1/17	7,450	7,630
Encana Corp.	6.500%	5/15/19	1,900	2,033
EnCana Corp.	7.200%	11/1/31	5,475	6,080
Encana Corp.	6.500%	8/15/34	7,925	8,040
Encana Corp.	6.625%	8/15/37	1,625	1,678
EnCana Holdings Finance Corp.	5.800%	5/1/14	3,575	3,782
EOG Resources Inc.	6.125%	10/1/13	300	325
EOG Resources Inc.	5.875%	9/15/17	6,925	7,364
Global Marine, Inc.	7.000%	6/1/28	3,150	2,756
Halliburton Co.	5.500%	10/15/10	3,250	3,411
Halliburton Co.	6.150%	9/15/19	7,750	8,406
Halliburton Co.	6.700%	9/15/38	9,625	10,376
Halliburton Co.	7.450%	9/15/39	8,650	10,087
Hess Corp.	8.125%	2/15/19	725	821
Husky Energy Inc.	6.250%	6/15/12	2,250	2,271
Husky Energy Inc.	5.900%	6/15/14	1,907	1,989
Husky Energy Inc.	6.150%	6/15/19	800	790
Husky Energy Inc.	7.250%	12/15/19	2,085	2,264

	Husky Energy Inc.	6.800%	9/15/37	1,875	1,893
	Kerr McGee Corp.	6.875%	9/15/11	5,075	5,328
	Kerr McGee Corp.	6.950%	7/1/24	9,245	8,617
	Kerr McGee Corp.	7.875%	9/15/31	1,275	1,268
	Lasmo Inc.	7.300%	11/15/27	300	344
	Marathon Oil Corp.	6.125%	3/15/12	3,170	3,351
	Marathon Oil Corp.	6.000%	7/1/12	2,375	2,503
	Marathon Oil Corp.	6.000%	10/1/17	10,475	10,559
	Marathon Oil Corp.	5.900%	3/15/18	5,650	5,659
	Marathon Oil Corp.	6.600%	10/1/37	90	87
	Nabors Industries Inc.	6.150%	2/15/18	9,300	8,867
3	Nabors Industries Inc.	9.250%	1/15/19	2,425	2,768
	Nexen, Inc.	5.050%	11/20/13	5,225	5,104
	Nexen, Inc.	5.650%	5/15/17	1,800	1,731
	Nexen, Inc.	7.875%	3/15/32	875	918
	Nexen, Inc.	5.875%	3/10/35	300	256
	Nexen, Inc.	6.400%	5/15/37	10,100	9,254
	Noble Energy, Inc.	8.250%	3/1/19	2,500	2,853
	Noble Energy, Inc.	8.000%	4/1/27	175	184
	Norsk Hydro	7.250%	9/23/27	1,700	1,981
	Norsk Hydro	7.150%	1/15/29	2,725	3,025
	Occidental Petroleum	6.750%	1/15/12	5,250	5,757
	PC Financial Partnership	5.000%	11/15/14	1,275	1,239
	Petro-Canada	4.000%	7/15/13	5,500	5,327
	Petro-Canada	6.050%	5/15/18	1,875	1,876
	Petro-Canada	7.875%	6/15/26	1,350	1,456
	Petro-Canada	7.000%	11/15/28	1,050	1,040
	Petro-Canada	5.350%	7/15/33	4,700	3,794
	Petro-Canada	5.950%	5/15/35	6,575	5,739
	Petro-Canada	6.800%	5/15/38	1,875	1,802
	Questar Market Resources	6.050%	9/1/16	2,825	2,561
	Shell International Finance BV	5.625%	6/27/11	800	859
	Shell International Finance BV	4.950%	3/22/12	2,700	2,896
	Shell International Finance BV	4.000%	3/21/14	11,675	11,976
	Shell International Finance BV	5.200%	3/22/17	2,775	2,816
	Shell International Finance BV	6.375%	12/15/38	12,600	13,668
	Statoilhydro ASA	3.875%	4/15/14	6,675	6,757
	Statoilhydro ASA	5.250%	4/15/19	4,825	4,945
3	Statoilhydro ASA	6.500%	12/1/28	975	1,051
	Suncor Energy, Inc.	6.100%	6/1/18	2,950	2,965
	Suncor Energy, Inc.	7.150%	2/1/32	1,275	1,237
	Suncor Energy, Inc.	5.950%	12/1/34	150	133
	Suncor Energy, Inc.	6.500%	6/15/38	7,775	7,366
	Sunoco, Inc.	4.875%	10/15/14	1,275	1,195
	Sunoco, Inc.	5.750%	1/15/17	1,775	1,664
	Talisman Energy, Inc.	5.125%	5/15/15	1,075	978
	Talisman Energy, Inc.	7.750%	6/1/19	2,975	3,283
	Talisman Energy, Inc.	7.250%	10/15/27	850	844
	Talisman Energy, Inc.	5.850%	2/1/37	4,350	3,685
	Tosco Corp.	8.125%	2/15/30	14,675	16,683
	Transocean Inc.	5.250%	3/15/13	3,250	3,370
	Transocean Inc.	6.000%	3/15/18	4,950	5,076
	Transocean Inc.	7.500%	4/15/31	2,125	2,338

Transocean Inc.	6.800%	3/15/38	4,675	4,936
Valero Energy Corp.	6.875%	4/15/12	13,825	14,629
Valero Energy Corp.	4.750%	6/15/13	240	231
Valero Energy Corp.	9.375%	3/15/19	7,150	8,153
Valero Energy Corp.	7.500%	4/15/32	4,115	3,932
Valero Energy Corp.	6.625%	6/15/37	4,440	3,731
Weatherford International Inc.	5.950%	6/15/12	550	572
Weatherford International Inc.	5.150%	3/15/13	1,225	1,226
Weatherford International Inc.	6.350%	6/15/17	4,200	4,180
Weatherford International Inc.	6.000%	3/15/18	1,725	1,699
Weatherford International Inc.	9.625%	3/1/19	2,200	2,577
Weatherford International Inc.	6.500%	8/1/36	7,900	7,096
Weatherford International Inc.	6.800%	6/15/37	1,450	1,360
Weatherford International Inc.	7.000%	3/15/38	1,700	1,634
XTO Energy, Inc.	5.000%	8/1/10	800	820
XTO Energy, Inc.	5.900%	8/1/12	4,750	5,056
XTO Energy, Inc.	6.250%	4/15/13	6,675	7,115
XTO Energy, Inc.	5.750%	12/15/13	4,600	4,856
XTO Energy, Inc.	4.900%	2/1/14	2,500	2,547
XTO Energy, Inc.	5.000%	1/31/15	1,300	1,317
XTO Energy, Inc.	5.300%	6/30/15	1,050	1,076
XTO Energy, Inc.	6.250%	8/1/17	8,325	8,825
XTO Energy, Inc.	6.500%	12/15/18	4,950	5,320
XTO Energy, Inc.	6.100%	4/1/36	975	935
XTO Energy, Inc.	6.750%	8/1/37	6,825	7,114
XTO Energy, Inc.	6.375%	6/15/38	1,450	1,470
Other Industrial (0.0%)
Cintas Corp.	6.125%	12/1/17	2,300	2,102

Technology (0.7%)
Agilent Technologies Inc.	6.500%	11/1/17	7,300	6,294
Analog Devices Inc.	5.000%	7/1/14	3,175	3,191
Arrow Electronics, Inc.	6.875%	7/1/13	200	205
BMC Software Inc.	7.250%	6/1/18	2,150	2,183
Cisco Systems Inc.	5.250%	2/22/11	31,550	33,415
Cisco Systems Inc.	5.500%	2/22/16	3,065	3,252
Cisco Systems Inc.	4.950%	2/15/19	3,825	3,823
Cisco Systems Inc.	5.900%	2/15/39	6,575	6,464
Computer Sciences Corp.	5.500%	3/15/13	1,650	1,645
Computer Sciences Corp.	6.500%	3/15/18	300	307
Corning Inc.	6.625%	5/15/19	650	657
Corning Inc.	7.250%	8/15/36	300	291
Dell Inc.	3.375%	6/15/12	800	815
Dell Inc.	4.700%	4/15/13	5,525	5,721
Dell Inc.	5.650%	4/15/18	3,025	3,061
Dell Inc.	5.875%	6/15/19	2,925	3,002
Dell Inc.	6.500%	4/15/38	2,950	2,830
Dun & Bradstreet Corp.	6.000%	4/1/13	4,725	4,774
Electronic Data Systems	6.000%	8/1/13	4,900	5,306
Equifax Inc.	6.300%	7/1/17	975	967
Equifax Inc.	7.000%	7/1/37	1,475	1,412
Fiserv, Inc.	6.125%	11/20/12	10,325	10,730
Fiserv, Inc.	6.800%	11/20/17	5,500	5,543

Harris Corp.	5.000%	10/1/15	3,450	3,382
Harris Corp.	5.950%	12/1/17	225	232
Hewlett-Packard Co.	2.250%	5/27/11	2,125	2,141
Hewlett-Packard Co.	4.250%	2/24/12	9,900	10,326
Hewlett-Packard Co.	6.500%	7/1/12	1,410	1,567
Hewlett-Packard Co.	4.500%	3/1/13	12,350	12,884
Hewlett-Packard Co.	6.125%	3/1/14	6,550	7,212
Hewlett-Packard Co.	4.750%	6/2/14	10,900	11,386
Hewlett-Packard Co.	5.400%	3/1/17	1,610	1,674
Hewlett-Packard Co.	5.500%	3/1/18	5,600	5,844
IBM International Group Capital	5.050%	10/22/12	19,950	21,454
International Business Machines Corp.	4.950%	3/22/11	2,500	2,643
International Business Machines Corp.	7.500%	6/15/13	2,825	3,189
International Business Machines Corp.	5.700%	9/14/17	31,425	33,374
International Business Machines Corp.	7.000%	10/30/25	620	682
International Business Machines Corp.	6.220%	8/1/27	4,875	5,118
International Business Machines Corp.	6.500%	1/15/28	600	649
International Business Machines Corp.	5.875%	11/29/32	400	405
International Business Machines Corp.	8.000%	10/15/38	6,500	8,421
International Business Machines Corp.	7.125%	12/1/96	5,260	5,565
International Game Technology	7.500%	6/15/19	1,500	1,508
Intuit Inc.	5.400%	3/15/12	1,950	1,984
Intuit Inc.	5.750%	3/15/17	1,800	1,717
Lexmark International Inc.	5.900%	6/1/13	2,700	2,592
Lexmark International Inc.	6.650%	6/1/18	4,325	3,765
Microsoft Corp.	2.950%	6/1/14	7,400	7,355
Microsoft Corp.	4.200%	6/1/19	8,450	8,285
Microsoft Corp.	5.200%	6/1/39	1,625	1,572
Motorola, Inc.	7.625%	11/15/10	519	528
Motorola, Inc.	8.000%	11/1/11	625	631
Motorola, Inc.	5.375%	11/15/12	4,750	4,440
Motorola, Inc.	6.000%	11/15/17	1,350	1,121
Motorola, Inc.	7.500%	5/15/25	800	628
Motorola, Inc.	6.500%	9/1/25	1,225	898
Motorola, Inc.	6.500%	11/15/28	400	286
Motorola, Inc.	6.625%	11/15/37	2,575	1,792
Nokia Corp.	5.375%	5/15/19	4,825	4,839
Nokia Corp.	6.625%	5/15/39	2,525	2,637
Oracle Corp.	5.000%	1/15/11	4,775	5,000
Oracle Corp.	4.950%	4/15/13	4,975	5,230
Oracle Corp.	3.750%	7/8/14	1,100	1,100
Oracle Corp.	5.250%	1/15/16	18,740	19,448
Oracle Corp.	5.750%	4/15/18	13,310	14,084
Oracle Corp.	5.000%	7/8/19	7,825	7,796
Oracle Corp.	6.500%	4/15/38	5,625	5,989
Oracle Corp.	6.125%	7/8/39	9,500	9,437
Pitney Bowes, Inc.	4.625%	10/1/12	3,200	3,294
Pitney Bowes, Inc.	3.875%	6/15/13	4,000	4,057
Pitney Bowes, Inc.	4.875%	8/15/14	250	267
Pitney Bowes, Inc.	4.750%	1/15/16	10,800	10,845
Pitney Bowes, Inc.	5.750%	9/15/17	3,500	3,657
Pitney Bowes, Inc.	4.750%	5/15/18	275	257
Pitney Bowes, Inc.	5.250%	1/15/37	450	452

	Science Applications International Corp.	6.250%	7/1/12	950	973
	Science Applications International Corp.	5.500%	7/1/33	1,350	1,148
	Xerox Capital Trust I	8.000%	2/1/27	4,475	3,401
	Xerox Corp.	7.125%	6/15/10	3,150	3,259
	Xerox Corp.	6.875%	8/15/11	1,900	1,964
	Xerox Corp.	5.500%	5/15/12	2,475	2,467
	Xerox Corp.	7.625%	6/15/13	3,475	3,515
	Xerox Corp.	8.250%	5/15/14	4,325	4,492
	Xerox Corp.	6.400%	3/15/16	3,975	3,674
	Xerox Corp.	6.750%	2/1/17	2,850	2,609
	Xerox Corp.	6.350%	5/15/18	10,375	9,269
	Transportation (0.4%)
2	American Airlines, Inc.	10.375%	7/2/19	2,325	2,343
	Burlington Northern Santa Fe Corp.	7.125%	12/15/10	400	424
	Burlington Northern Santa Fe Corp.	6.750%	7/15/11	2,870	3,091
	Burlington Northern Santa Fe Corp.	5.900%	7/1/12	2,625	2,801
	Burlington Northern Santa Fe Corp.	7.000%	2/1/14	500	545
	Burlington Northern Santa Fe Corp.	5.650%	5/1/17	6,725	6,841
	Burlington Northern Santa Fe Corp.	5.750%	3/15/18	3,250	3,289
	Burlington Northern Santa Fe Corp.	7.000%	12/15/25	5,025	5,354
	Burlington Northern Santa Fe Corp.	6.200%	8/15/36	3,125	3,165
	Burlington Northern Santa Fe Corp.	6.150%	5/1/37	75	76
	Canadian National Railway Co.	6.375%	10/15/11	875	950
	Canadian National Railway Co.	4.400%	3/15/13	2,450	2,479
	Canadian National Railway Co.	4.950%	1/15/14	1,875	1,961
	Canadian National Railway Co.	5.800%	6/1/16	750	779
	Canadian National Railway Co.	5.850%	11/15/17	1,100	1,161
	Canadian National Railway Co.	6.800%	7/15/18	8,600	9,630
	Canadian National Railway Co.	6.900%	7/15/28	600	674
	Canadian National Railway Co.	6.250%	8/1/34	1,500	1,584
	Canadian National Railway Co.	6.200%	6/1/36	2,400	2,522
	Canadian Pacific Railway Co.	7.125%	10/15/31	450	417
	Canadian Pacific Railway Co.	5.950%	5/15/37	975	769
	CNF, Inc.	6.700%	5/1/34	3,200	2,051
	Continental Airlines, Inc.	6.563%	2/15/12	1,925	1,742
2	Continental Airlines, Inc.	6.648%	9/15/17	6,260	5,258
2	Continental Airlines, Inc.	6.900%	1/2/18	3,547	3,068
2	Continental Airlines, Inc.	6.545%	2/2/19	407	376
2	Continental Airlines, Inc.	5.983%	4/19/22	550	465
	CSX Corp.	6.750%	3/15/11	1,925	2,015
	CSX Corp.	6.300%	3/15/12	1,350	1,410
	CSX Corp.	5.750%	3/15/13	125	128
	CSX Corp.	6.250%	4/1/15	2,125	2,216
	CSX Corp.	5.600%	5/1/17	1,450	1,421
	CSX Corp.	6.250%	3/15/18	200	202
	CSX Corp.	7.950%	5/1/27	225	244
	CSX Corp.	6.000%	10/1/36	5,875	5,149
	CSX Corp.	6.150%	5/1/37	2,250	2,011
	CSX Corp.	7.450%	4/1/38	1,825	1,968
	Delta Air Lines, Inc.	7.111%	9/18/11	3,250	3,063
2	Delta Air Lines, Inc.	6.821%	8/10/22	4,727	3,995
	Norfolk Southern Corp.	6.750%	2/15/11	4,725	4,981
	Norfolk Southern Corp.	5.257%	9/17/14	45	47

3	Norfolk Southern Corp.	5.750%	1/15/16	1,400	1,433
	Norfolk Southern Corp.	7.700%	5/15/17	5,000	5,634
	Norfolk Southern Corp.	5.750%	4/1/18	1,325	1,359
	Norfolk Southern Corp.	9.750%	6/15/20	1,271	1,701
	Norfolk Southern Corp.	5.590%	5/17/25	534	480
	Norfolk Southern Corp.	7.800%	5/15/27	3,245	3,516
	Norfolk Southern Corp.	5.640%	5/17/29	1,680	1,482
	Norfolk Southern Corp.	7.050%	5/1/37	10,145	11,105
	Norfolk Southern Corp.	7.900%	5/15/97	1,650	1,699
	Ryder System Inc.	5.950%	5/2/11	2,625	2,622
	Ryder System Inc.	5.850%	3/1/14	1,575	1,505
	Ryder System Inc.	7.200%	9/1/15	3,425	3,289
	Ryder System Inc.	5.850%	11/1/16	1,525	1,321
	Southwest Airlines Co.	6.500%	3/1/12	6,250	6,485
	Southwest Airlines Co.	5.250%	10/1/14	175	168
	Southwest Airlines Co.	5.750%	12/15/16	3,100	2,832
	Southwest Airlines Co.	5.125%	3/1/17	650	555
2	Southwest Airlines Co. 2007-1 Pass Through Trust	6.150%	8/1/22	1,578	1,491
	Union Pacific Corp.	6.650%	1/15/11	4,730	4,989
	Union Pacific Corp.	6.125%	1/15/12	200	211
	Union Pacific Corp.	6.500%	4/15/12	1,858	1,981
	Union Pacific Corp.	5.450%	1/31/13	2,125	2,195
	Union Pacific Corp.	7.000%	2/1/16	350	376
	Union Pacific Corp.	5.650%	5/1/17	4,050	4,069
	Union Pacific Corp.	5.750%	11/15/17	6,625	6,701
	Union Pacific Corp.	5.700%	8/15/18	19,950	20,054
	Union Pacific Corp.	6.625%	2/1/29	1,525	1,525
2	Union Pacific Railroad Co. 2007-3 Pass Through Trust	6.176%	1/2/31	1,224	1,243
	United Parcel Service of America	3.875%	4/1/14	12,575	12,981
	United Parcel Service of America	5.500%	1/15/18	3,235	3,456
	United Parcel Service of America	5.125%	4/1/19	5,625	5,888
	United Parcel Service of America	6.200%	1/15/38	3,825	4,137
					5,630,191
Utilities (2.1%)
	Electric (1.5%)
	AEP Texas Central Co.	6.650%	2/15/33	2,150	2,119
	Alabama Power Co.	4.850%	12/15/12	1,875	1,987
	Alabama Power Co.	5.500%	10/15/17	3,125	3,300
	Alabama Power Co.	6.000%	3/1/39	4,775	5,055
	American Water Capital Corp.	6.085%	10/15/17	10,200	9,852
	American Water Capital Corp.	6.593%	10/15/37	4,925	4,339
	Appalachian Power Co.	5.800%	10/1/35	950	837
	Appalachian Power Co.	7.000%	4/1/38	4,575	4,826
	Arizona Public Service Co.	6.375%	10/15/11	600	623
	Arizona Public Service Co.	5.800%	6/30/14	625	627
	Arizona Public Service Co.	4.650%	5/15/15	725	690
	Arizona Public Service Co.	5.500%	9/1/35	600	459
	Baltimore Gas & Electric Co.	5.900%	10/1/16	3,300	3,314
	Baltimore Gas & Electric Co.	6.350%	10/1/36	525	510
	Carolina Power & Light Co.	6.500%	7/15/12	925	1,008
	Carolina Power & Light Co.	5.125%	9/15/13	5,025	5,343

	Carolina Power & Light Co.	5.300%	1/15/19	11,025	11,464
	CenterPoint Energy Houston	5.700%	3/15/13	13,160	13,230
	CenterPoint Energy Houston	5.750%	1/15/14	400	412
	CenterPoint Energy Houston	6.950%	3/15/33	300	308
	Cincinnati Gas & Electric Co.	5.700%	9/15/12	3,875	3,895
	Cleveland Electric Illumination Co.	5.650%	12/15/13	175	181
	Cleveland Electric Illumination Co.	7.880%	11/1/17	1,050	1,190
	Columbus Southern Power	5.850%	10/1/35	5,225	4,666
	Commonwealth Edison Co.	6.150%	3/15/12	1,600	1,695
	Commonwealth Edison Co.	5.950%	8/15/16	8,530	8,842
	Commonwealth Edison Co.	6.150%	9/15/17	11,750	12,228
	Commonwealth Edison Co.	5.800%	3/15/18	2,825	2,878
	Commonwealth Edison Co.	5.875%	2/1/33	490	475
	Commonwealth Edison Co.	5.900%	3/15/36	600	586
	Commonwealth Edison Co.	6.450%	1/15/38	3,025	3,179
	Connecticut Light & Power Co.	6.350%	6/1/36	4,500	4,820
	Consolidated Edison Co. of New York	4.875%	2/1/13	2,865	2,963
	Consolidated Edison Co. of New York	5.375%	12/15/15	1,275	1,328
	Consolidated Edison Co. of New York	5.500%	9/15/16	4,825	5,050
	Consolidated Edison Co. of New York	6.650%	4/1/19	5,775	6,419
	Consolidated Edison Co. of New York	5.300%	3/1/35	1,925	1,758
	Consolidated Edison Co. of New York	5.850%	3/15/36	1,800	1,843
	Consolidated Edison Co. of New York	6.200%	6/15/36	2,825	3,029
	Consolidated Edison Co. of New York	6.300%	8/15/37	5,750	6,086
	Consolidated Edison Co. of New York	6.750%	4/1/38	2,075	2,329
	Constellation Energy Group, Inc.	6.125%	9/1/09	675	677
	Constellation Energy Group, Inc.	7.000%	4/1/12	950	989
	Constellation Energy Group, Inc.	4.550%	6/15/15	15,725	13,687
	Constellation Energy Group, Inc.	7.600%	4/1/32	1,865	1,684
	Consumers Energy Co.	5.000%	2/15/12	1,975	2,025
	Consumers Energy Co.	5.375%	4/15/13	4,025	4,071
	Consumers Energy Co.	5.500%	8/15/16	1,500	1,511
	Consumers Energy Co.	6.700%	9/15/19	650	709
	Consumers Energy Co.	5.650%	4/15/20	800	818
	Detroit Edison Co.	6.125%	10/1/10	2,105	2,183
	Detroit Edison Co.	5.700%	10/1/37	800	776
	Dominion Resources, Inc.	4.750%	12/15/10	1,700	1,760
	Dominion Resources, Inc.	6.250%	6/30/12	2,165	2,325
	Dominion Resources, Inc.	5.700%	9/17/12	650	692
	Dominion Resources, Inc.	5.150%	7/15/15	12,425	12,765
	Dominion Resources, Inc.	6.000%	11/30/17	4,150	4,295
	Dominion Resources, Inc.	6.300%	3/15/33	1,350	1,346
	Dominion Resources, Inc.	5.250%	8/1/33	2,500	2,394
	Dominion Resources, Inc.	5.950%	6/15/35	7,725	7,552
	Dominion Resources, Inc.	7.000%	6/15/38	950	1,062
2	Dominion Resources, Inc.	7.500%	6/30/66	3,375	2,551
2	Dominion Resources, Inc.	6.300%	9/30/66	2,125	1,426
	DTE Energy Co.	7.050%	6/1/11	5,165	5,409
	DTE Energy Co.	6.375%	4/15/33	175	127
	Duke Energy Carolinas LLC	5.750%	11/15/13	400	431
	Duke Energy Carolinas LLC	6.100%	6/1/37	8,400	8,755
	Duke Energy Carolinas LLC	6.000%	1/15/38	375	401
	Duke Energy Carolinas LLC	6.050%	4/15/38	2,675	2,877

	Duke Energy Corp.	6.250%	1/15/12	6,807	7,321
	Duke Energy Corp.	6.300%	2/1/14	1,000	1,078
	Duke Energy Corp.	6.000%	12/1/28	1,475	1,505
	Duke Energy Corp.	6.450%	10/15/32	1,175	1,308
	Duke Energy Indiana Inc.	6.350%	8/15/38	7,725	8,431
	El Paso Electric Co.	6.000%	5/15/35	1,675	1,264
	Empresa Nacional de Electricidad S.A.	8.350%	8/1/13	2,275	2,548
	Energy East Corp.	6.750%	6/15/12	4,675	5,080
	Energy East Corp.	6.750%	7/15/36	3,325	3,357
	Enersis S.A.	7.375%	1/15/14	2,500	2,675
	Entergy Gulf States, Inc.	6.000%	5/1/18	8,200	8,213
	Entergy Louisiana LLC	6.500%	9/1/18	1,250	1,275
	Exelon Corp.	6.750%	5/1/11	400	416
	Exelon Corp.	4.900%	6/15/15	4,050	3,815
	Exelon Corp.	5.625%	6/15/35	735	612
	FirstEnergy Corp.	6.450%	11/15/11	38,730	40,570
	FirstEnergy Corp.	7.375%	11/15/31	6,390	6,089
	Florida Power & Light Co.	4.850%	2/1/13	2,375	2,483
	Florida Power & Light Co.	5.550%	11/1/17	1,750	1,886
	Florida Power & Light Co.	5.950%	10/1/33	50	53
	Florida Power & Light Co.	5.625%	4/1/34	3,500	3,620
	Florida Power & Light Co.	4.950%	6/1/35	475	444
	Florida Power & Light Co.	5.400%	9/1/35	1,650	1,633
	Florida Power & Light Co.	6.200%	6/1/36	3,650	3,967
	Florida Power & Light Co.	5.650%	2/1/37	3,675	3,767
	Florida Power & Light Co.	5.850%	5/1/37	1,450	1,506
	Florida Power & Light Co.	5.950%	2/1/38	8,975	9,550
	Florida Power & Light Co.	5.960%	4/1/39	600	636
	Florida Power Corp.	4.500%	6/1/10	3,025	3,112
	Florida Power Corp.	4.800%	3/1/13	9,550	9,977
	Florida Power Corp.	5.650%	6/15/18	2,875	3,078
	Florida Power Corp.	6.350%	9/15/37	4,900	5,476
	Florida Power Corp.	6.400%	6/15/38	4,350	4,830
	FPL Group Capital, Inc.	5.625%	9/1/11	3,125	3,359
	FPL Group Capital, Inc.	5.350%	6/15/13	4,350	4,608
	FPL Group Capital, Inc.	6.000%	3/1/19	6,100	6,574
2	FPL Group Capital, Inc.	6.350%	10/1/66	2,075	1,657
2	FPL Group Capital, Inc.	6.650%	6/15/67	2,475	1,972
	Georgia Power Co.	5.700%	6/1/17	1,815	1,943
	Georgia Power Co.	5.650%	3/1/37	325	325
	Georgia Power Co.	5.950%	2/1/39	750	774
	Illinois Power Co.	6.125%	11/15/17	1,150	1,089
	Illinois Power Co.	6.250%	4/1/18	4,425	4,162
	Indiana Michigan Power Co.	7.000%	3/15/19	275	297
	Indiana Michigan Power Co.	6.050%	3/15/37	7,175	6,786
2	Integrys Energy Group	6.110%	12/1/66	4,000	2,590
	Jersey Central Power & Light	5.625%	5/1/16	2,825	2,801
	Jersey Central Power & Light	5.650%	6/1/17	1,725	1,717
	Kansas City Power & Light	6.050%	11/15/35	1,650	1,458
	Kansas Gas & Electric	5.647%	3/29/21	181	175
	MidAmerican Energy Co.	5.650%	7/15/12	2,475	2,673
	MidAmerican Energy Co.	5.125%	1/15/13	6,175	6,425
	MidAmerican Energy Co.	5.950%	7/15/17	1,350	1,432

MidAmerican Energy Co.	5.300%	3/15/18	450	467
MidAmerican Energy Co.	6.750%	12/30/31	4,325	4,913
MidAmerican Energy Co.	5.750%	11/1/35	1,275	1,221
MidAmerican Energy Holdings Co.	5.875%	10/1/12	5,445	5,775
MidAmerican Energy Holdings Co.	5.000%	2/15/14	1,100	1,147
MidAmerican Energy Holdings Co.	5.750%	4/1/18	4,650	4,852
MidAmerican Energy Holdings Co.	8.480%	9/15/28	600	724
MidAmerican Energy Holdings Co.	6.125%	4/1/36	25,675	25,513
MidAmerican Energy Holdings Co.	5.950%	5/15/37	6,725	6,614
MidAmerican Energy Holdings Co.	6.500%	9/15/37	850	881
National Rural Utilities Cooperative Finance Corp.	7.250%	3/1/12	13,735	14,979
National Rural Utilities Cooperative Finance Corp.	5.500%	7/1/13	4,750	4,968
National Rural Utilities Cooperative Finance Corp.	4.750%	3/1/14	1,715	1,716
National Rural Utilities Cooperative Finance Corp.	5.450%	4/10/17	4,600	4,709
National Rural Utilities Cooperative Finance Corp.	5.450%	2/1/18	11,285	11,381
National Rural Utilities Cooperative Finance Corp.	10.375%	11/1/18	4,380	5,532
National Rural Utilities Cooperative Finance Corp.	8.000%	3/1/32	3,150	3,535
Nevada Power Co.	7.125%	3/15/19	7,900	8,500
Nevada Power Co.	6.750%	7/1/37	1,175	1,202
NiSource Finance Corp.	6.150%	3/1/13	425	425
NiSource Finance Corp.	5.400%	7/15/14	1,025	965
NiSource Finance Corp.	5.250%	9/15/17	1,200	1,035
NiSource Finance Corp.	6.400%	3/15/18	650	598
NiSource Finance Corp.	6.800%	1/15/19	150	141
NiSource Finance Corp.	5.450%	9/15/20	1,350	1,136
Northern States Power Co.	5.250%	3/1/18	1,800	1,879
Northern States Power Co.	5.250%	7/15/35	325	313
Northern States Power Co.	6.250%	6/1/36	1,550	1,684
Northern States Power Co.	6.200%	7/1/37	2,850	3,123
NStar Electric Co.	4.875%	4/15/14	2,525	2,644
NStar Electric Co.	5.625%	11/15/17	4,900	5,254
Ohio Edison	6.400%	7/15/16	3,600	3,676
Ohio Power Co.	5.750%	9/1/13	6,625	6,750
Ohio Power Co.	6.000%	6/1/16	3,125	3,182
Oncor Electric Delivery Co.	6.375%	5/1/12	2,800	2,958
Oncor Electric Delivery Co.	6.375%	1/15/15	5,600	5,824
Oncor Electric Delivery Co.	7.000%	9/1/22	500	532
Oncor Electric Delivery Co.	7.000%	5/1/32	1,700	1,806
Oncor Electric Delivery Co.	7.250%	1/15/33	3,525	3,809
Pacific Gas & Electric Co.	4.200%	3/1/11	22,750	23,500
Pacific Gas & Electric Co.	4.800%	3/1/14	8,475	8,894
Pacific Gas & Electric Co.	5.625%	11/30/17	3,300	3,504
Pacific Gas & Electric Co.	6.050%	3/1/34	10,465	10,957
Pacific Gas & Electric Co.	5.800%	3/1/37	6,500	6,569
PacifiCorp	6.900%	11/15/11	5,925	6,597
PacifiCorp	7.700%	11/15/31	925	1,140

PacifiCorp	5.250%	6/15/35	50	47
PacifiCorp	6.250%	10/15/37	600	653
PECO Energy Co.	5.350%	3/1/18	2,575	2,633
Pennsylvania Electric Co.	6.050%	9/1/17	2,150	2,113
Pepco Holdings, Inc.	6.450%	8/15/12	6,275	6,520
Pepco Holdings, Inc.	7.450%	8/15/32	1,150	1,070
Potomac Electric Power	6.500%	11/15/37	800	819
PPL Electric Utilities Corp.	6.250%	5/15/39	4,075	4,320
PPL Energy Supply LLC	6.400%	11/1/11	9,600	10,049
PPL Energy Supply LLC	6.300%	7/15/13	2,850	3,001
PPL Energy Supply LLC	5.400%	8/15/14	800	804
PPL Energy Supply LLC	6.200%	5/15/16	1,319	1,295
PPL Energy Supply LLC	6.500%	5/1/18	2,025	2,055
Progress Energy, Inc.	7.100%	3/1/11	5,211	5,552
Progress Energy, Inc.	6.850%	4/15/12	1,675	1,821
Progress Energy, Inc.	6.050%	3/15/14	575	614
Progress Energy, Inc.	5.625%	1/15/16	1,050	1,079
Progress Energy, Inc.	7.050%	3/15/19	1,325	1,470
Progress Energy, Inc.	7.750%	3/1/31	1,375	1,610
Progress Energy, Inc.	7.000%	10/30/31	4,375	4,810
PSE&G Power LLC	7.750%	4/15/11	875	936
PSE&G Power LLC	6.950%	6/1/12	15,325	16,810
PSE&G Power LLC	5.000%	4/1/14	2,975	3,020
PSE&G Power LLC	5.500%	12/1/15	2,550	2,526
PSE&G Power LLC	8.625%	4/15/31	300	353
PSI Energy Inc.	5.000%	9/15/13	200	207
PSI Energy Inc.	6.050%	6/15/16	325	344
PSI Energy Inc.	6.120%	10/15/35	1,075	1,089
Public Service Co. of Colorado	7.875%	10/1/12	7,700	8,910
Public Service Co. of Colorado	5.500%	4/1/14	65	71
Public Service Co. of Colorado	5.800%	8/1/18	1,475	1,596
Public Service Co. of Colorado	5.125%	6/1/19	1,975	2,029
Public Service Co. of Colorado	6.250%	9/1/37	1,425	1,561
Public Service Co. of Colorado	6.500%	8/1/38	2,575	2,958
Public Service Co. of Oklahoma	6.625%	11/15/37	4,375	4,136
Public Service Electric & Gas	5.250%	7/1/35	225	214
Public Service Electric & Gas	5.800%	5/1/37	4,600	4,747
Puget Sound Energy Inc.	5.483%	6/1/35	750	598
Puget Sound Energy Inc.	6.274%	3/15/37	4,875	4,324
SCANA Corp.	6.875%	5/15/11	4,700	4,900
Sierra Pacific Power Co.	6.000%	5/15/16	2,300	2,316
Sierra Pacific Power Co.	6.750%	7/1/37	3,950	4,065
South Carolina Electric & Gas Co.	6.500%	11/1/18	1,475	1,670
South Carolina Electric & Gas Co.	6.625%	2/1/32	2,125	2,395
South Carolina Electric & Gas Co.	5.300%	5/15/33	220	215
South Carolina Electric & Gas Co.	6.050%	1/15/38	1,875	2,045
Southern California Edison Co.	5.000%	1/15/14	2,700	2,841
Southern California Edison Co.	4.650%	4/1/15	1,650	1,690
Southern California Edison Co.	5.000%	1/15/16	1,125	1,139
Southern California Edison Co.	5.750%	4/1/35	825	868
Southern California Edison Co.	5.350%	7/15/35	4,300	4,257
Southern California Edison Co.	5.625%	2/1/36	6,375	6,465
Southern California Edison Co.	5.550%	1/15/37	7,775	7,916

	Southern California Edison Co.	5.950%	2/1/38	100	105
	Southern California Edison Co.	6.050%	3/15/39	2,975	3,180
	Southern Co.	5.300%	1/15/12	1,650	1,735
	Southern Co.	4.150%	5/15/14	3,550	3,575
	Southern Power Co.	6.250%	7/15/12	3,205	3,454
	Southern Power Co.	4.875%	7/15/15	6,225	6,020
	Southwestern Electric Power	5.550%	1/15/17	400	381
	Southwestern Electric Power	6.450%	1/15/19	3,625	3,644
	Tampa Electric Co.	6.375%	8/15/12	3,950	4,184
	Tampa Electric Co.	6.550%	5/15/36	2,825	2,664
	Toledo Edison Co.	6.150%	5/15/37	300	286
	TransAlta Corp.	6.650%	5/15/18	1,225	1,179
	Union Electric Co.	5.400%	2/1/16	3,100	2,980
	Union Electric Co.	6.700%	2/1/19	2,500	2,631
	Virginia Electric & Power Co.	5.100%	11/30/12	575	608
	Virginia Electric & Power Co.	5.400%	1/15/16	875	908
	Virginia Electric & Power Co.	5.000%	6/30/19	2,700	2,716
	Virginia Electric & Power Co.	6.000%	1/15/36	5,575	5,863
	Virginia Electric & Power Co.	6.000%	5/15/37	3,125	3,201
	Virginia Electric & Power Co.	6.350%	11/30/37	3,350	3,569
	Virginia Electric & Power Co.	8.875%	11/15/38	675	898
	Wisconsin Electric Power Co.	6.000%	4/1/14	375	411
	Wisconsin Electric Power Co.	5.625%	5/15/33	950	920
	Wisconsin Electric Power Co.	5.700%	12/1/36	825	779
	Wisconsin Energy Corp.	6.500%	4/1/11	8,425	8,956
2	Wisconsin Energy Corp.	6.250%	5/15/67	13,250	9,921
	Wisconsin Power & Light Co.	6.375%	8/15/37	4,000	3,684
	Xcel Energy, Inc.	5.613%	4/1/17	536	534
	Xcel Energy, Inc.	6.500%	7/1/36	2,850	2,953
	Natural Gas (0.6%)
	AGL Capital Corp.	7.125%	1/14/11	1,825	1,907
	AGL Capital Corp.	6.000%	10/1/34	150	117
	Atmos Energy Corp.	4.950%	10/15/14	2,780	2,737
	Atmos Energy Corp.	8.500%	3/15/19	2,175	2,522
	Boardwalk Pipelines LLC	5.500%	2/1/17	3,175	2,929
	British Transco Finance	6.625%	6/1/18	1,625	1,681
	Buckeye Partners LP	6.050%	1/15/18	350	316
	CenterPoint Energy Resources	7.875%	4/1/13	3,180	3,388
	CenterPoint Energy Resources	6.150%	5/1/16	1,050	987
	Consolidated Natural Gas Co.	6.250%	11/1/11	6,900	7,397
	Consolidated Natural Gas Co.	5.000%	12/1/14	4,350	4,488
	Duke Energy Field Services	7.875%	8/16/10	3,550	3,705
	Duke Energy Field Services	8.125%	8/16/30	225	222
	El Paso Natural Gas Co.	5.950%	4/15/17	2,100	2,021
	Enbridge Energy Partners	6.500%	4/15/18	2,225	2,185
	Enbridge Energy Partners	9.875%	3/1/19	4,375	5,237
	Enbridge Energy Partners	7.500%	4/15/38	5,150	5,196
	Enbridge Inc.	5.600%	4/1/17	275	270
	Energy Transfer Partners LP	5.650%	8/1/12	4,325	4,439
	Energy Transfer Partners LP	8.500%	4/15/14	3,325	3,770
	Energy Transfer Partners LP	5.950%	2/1/15	6,400	6,392
	Energy Transfer Partners LP	6.125%	2/15/17	1,100	1,087
	Energy Transfer Partners LP	9.000%	4/15/19	7,225	8,193
	Energy Transfer Partners LP	6.625%	10/15/36	1,325	1,254
	Energy Transfer Partners LP	7.500%	7/1/38	625	650
6	Enron Corp.	7.625%	9/10/04	1,600	6
6	Enron Corp.	6.625%	11/15/05	1,075	4
6	Enron Corp.	7.125%	5/15/07	6,846	25
6	Enron Corp.	6.875%	10/15/07	6,700	24
6	Enron Corp.	6.750%	8/1/09	5,145	19
	Enterprise Products Operating LP	4.950%	6/1/10	3,525	3,573
	Enterprise Products Operating LP	4.600%	8/1/12	1,650	1,656

	Enterprise Products Operating LP	5.650%	4/1/13	3,475	3,558
	Enterprise Products Operating LP	9.750%	1/31/14	4,175	4,803
	Enterprise Products Operating LP	5.600%	10/15/14	3,550	3,625
	Enterprise Products Operating LP	6.300%	9/15/17	8,725	8,766
	Enterprise Products Operating LP	6.500%	1/31/19	2,775	2,809
	Enterprise Products Operating LP	6.875%	3/1/33	1,350	1,400
	Enterprise Products Operating LP	6.650%	10/15/34	150	152
	EQT Corp.	6.500%	4/1/18	11,475	11,342
6	HNG Internorth	9.625%	3/15/06	3,680	13
	KeySpan Corp.	7.625%	11/15/10	1,075	1,144
	Kinder Morgan Energy Partners LP	6.750%	3/15/11	775	817
	Kinder Morgan Energy Partners LP	7.125%	3/15/12	5,410	5,806
	Kinder Morgan Energy Partners LP	5.850%	9/15/12	5,800	6,080
	Kinder Morgan Energy Partners LP	5.000%	12/15/13	10,650	10,656
	Kinder Morgan Energy Partners LP	5.125%	11/15/14	1,725	1,728
	Kinder Morgan Energy Partners LP	6.000%	2/1/17	40	39
	Kinder Morgan Energy Partners LP	5.950%	2/15/18	9,400	9,138
	Kinder Morgan Energy Partners LP	6.850%	2/15/20	1,375	1,409
	Kinder Morgan Energy Partners LP	7.300%	8/15/33	150	144
	Kinder Morgan Energy Partners LP	6.500%	2/1/37	550	500
	Kinder Morgan Energy Partners LP	6.950%	1/15/38	2,695	2,607
	Magellan Midstream Partners, LP	5.650%	10/15/16	825	809
	Magellan Midstream Partners, LP	6.550%	7/15/19	1,450	1,490
	National Grid PLC	6.300%	8/1/16	8,300	8,598
	NuStar Energy LP	7.650%	4/15/18	4,500	4,340
	ONEOK Inc.	5.200%	6/15/15	2,750	2,591
	ONEOK Inc.	6.000%	6/15/35	2,175	1,810
	ONEOK Partners, LP	5.900%	4/1/12	2,600	2,746
	ONEOK Partners, LP	6.150%	10/1/16	4,200	4,169
	ONEOK Partners, LP	8.625%	3/1/19	11,950	13,308
	ONEOK Partners, LP	6.650%	10/1/36	11,525	10,742
	ONEOK Partners, LP	6.850%	10/15/37	4,625	4,418
	Panhandle Eastern Pipeline	6.200%	11/1/17	7,425	7,179
	Panhandle Eastern Pipeline	7.000%	6/15/18	1,050	1,073
	Plains All American Pipeline LP	8.750%	5/1/19	2,350	2,678
	Plains All American Pipeline LP	6.650%	1/15/37	1,000	921
	Reliant Energy Resources	7.750%	2/15/11	800	851
	San Diego Gas & Electric	5.300%	11/15/15	2,000	2,018
	San Diego Gas & Electric	5.350%	5/15/35	750	737
	San Diego Gas & Electric	6.125%	9/15/37	225	244
	San Diego Gas & Electric	6.000%	6/1/39	850	914
	Sempra Energy	6.000%	2/1/13	700	730
	Sempra Energy	6.150%	6/15/18	100	101
	Southern California Gas Co.	5.750%	11/15/35	800	803
3	Southern Natural Gas	5.900%	4/1/17	6,635	6,232
	Southern Union Co.	7.600%	2/1/24	800	718
	Spectra Energy Capital LLC	6.250%	2/15/13	1,050	1,099
	Spectra Energy Capital LLC	5.500%	3/1/14	2,975	2,995
	Spectra Energy Capital LLC	5.668%	8/15/14	150	153
	Spectra Energy Capital LLC	6.200%	4/15/18	925	905
	Spectra Energy Capital LLC	6.750%	2/15/32	2,175	2,038
	Teppco Partners, LP	5.900%	4/15/13	2,175	2,165
	Teppco Partners, LP	6.650%	4/15/18	2,200	2,218

	Teppco Partners, LP	7.550%	4/15/38	1,375	1,421
	Texas Eastern Transmission	7.000%	7/15/32	200	213
	Texas Gas Transmission	4.600%	6/1/15	2,450	2,233
	TransCanada PipeLines Ltd.	4.000%	6/15/13	3,300	3,348
	TransCanada PipeLines Ltd.	6.500%	8/15/18	3,800	4,116
	TransCanada PipeLines Ltd.	7.125%	1/15/19	1,375	1,553
	TransCanada PipeLines Ltd.	5.600%	3/31/34	2,505	2,416
	TransCanada PipeLines Ltd.	5.850%	3/15/36	13,025	12,477
	TransCanada PipeLines Ltd.	6.200%	10/15/37	2,700	2,761
	TransCanada PipeLines Ltd.	7.625%	1/15/39	1,225	1,419
2	TransCanada PipeLines Ltd.	6.350%	5/15/67	10,755	7,597
	Transcontinental Gas Pipe Line Corp.	7.000%	8/15/11	3,425	3,630
	Williams Cos., Inc.	7.125%	9/1/11	5,975	6,109
	Williams Cos., Inc.	8.125%	3/15/12	2,075	2,142
	Williams Cos., Inc.	7.625%	7/15/19	9,125	9,034
	Williams Cos., Inc.	7.500%	1/15/31	9,050	8,077
	Williams Cos., Inc.	7.750%	6/15/31	2,200	1,969
	Other Utility (0.0%)
	Veolia Environnement	6.750%	6/1/38	125	130
					1,203,813
	Total Corporate Bonds (Cost $14,164,070)				13,819,684
	Sovereign Bonds (U.S. Dollar-Denominated) (3.2%)
	African Development Bank	3.000%	5/27/14	3,175	3,114
	Asian Development Bank	4.125%	9/15/10	400	410
	Asian Development Bank	2.125%	3/15/12	4,425	4,448
	Asian Development Bank	4.500%	9/4/12	1,050	1,104
	Asian Development Bank	3.625%	9/5/13	22,675	23,298
	Asian Development Bank	2.750%	5/21/14	14,050	13,795
	Asian Development Bank	5.500%	6/27/16	875	955
	Asian Development Bank	5.250%	6/12/17	600	643
	Asian Development Bank	5.593%	7/16/18	2,778	3,028
	Canada Mortgage & Housing Corp.	4.800%	10/1/10	1,050	1,085
	China Development Bank Corp.	4.750%	10/8/14	3,475	3,574
	China Development Bank Corp.	5.000%	10/15/15	1,375	1,419
	Corp. Andina de Fomento	5.200%	5/21/13	4,350	4,373
	Corp. Andina de Fomento	5.750%	1/12/17	9,075	8,611
	Corp. Andina de Fomento	8.125%	6/4/19	2,650	2,845
	Development Bank of Japan	4.250%	6/9/15	1,975	2,002
	Eksportfinans	5.500%	5/25/16	8,170	8,237
	Eksportfinans	5.500%	6/26/17	6,275	6,245
	European Bank for Reconstruction & Development	1.250%	6/10/11	1,000	997
	European Investment Bank	4.125%	9/15/10	300	312
	European Investment Bank	4.625%	9/15/10	8,550	8,908
	European Investment Bank	3.250%	2/15/11	9,625	9,879
	European Investment Bank	2.625%	5/16/11	4,725	4,815
	European Investment Bank	5.250%	6/15/11	11,275	12,063
	European Investment Bank	3.125%	7/15/11	3,275	3,385
	European Investment Bank	3.250%	10/14/11	9,800	10,164
	European Investment Bank	2.625%	11/15/11	3,275	3,354
	European Investment Bank	2.000%	2/10/12	56,275	56,213
	European Investment Bank	4.625%	3/21/12	27,400	29,335
	European Investment Bank	2.875%	3/15/13	7,500	7,457

	European Investment Bank	3.250%	5/15/13	19,175	19,321
	European Investment Bank	4.250%	7/15/13	31,050	32,465
	European Investment Bank	2.375%	3/14/14	11,975	11,593
	European Investment Bank	4.625%	5/15/14	33,525	35,542
	European Investment Bank	3.125%	6/4/14	15,225	15,122
	European Investment Bank	4.875%	2/16/16	525	554
	European Investment Bank	5.125%	9/13/16	2,025	2,169
	European Investment Bank	4.875%	1/17/17	19,250	20,202
	European Investment Bank	5.125%	5/30/17	20,200	21,592
	European Investment Bank	4.875%	2/15/36	300	290
	Export Development Canada	3.750%	7/15/11	550	572
	Export Development Canada	2.625%	11/15/11	5,075	5,177
	Export Development Canada	2.375%	3/19/12	9,625	9,696
	Export-Import Bank of Korea	5.125%	2/14/11	9,275	9,414
	Export-Import Bank of Korea	5.500%	10/17/12	7,625	7,821
	Export-Import Bank of Korea	8.125%	1/21/14	5,600	6,098
	Export-Import Bank of Korea	5.125%	3/16/15	875	817
	Federation of Malaysia	7.500%	7/15/11	8,675	9,492
	Federative Republic of Brazil	9.250%	10/22/10	3,650	3,988
	Federative Republic of Brazil	11.000%	1/11/12	3,900	4,623
	Federative Republic of Brazil	7.875%	3/7/15	6,300	7,009
	Federative Republic of Brazil	6.000%	1/17/17	16,900	17,365
2	Federative Republic of Brazil	8.000%	1/15/18	22,025	24,503
	Federative Republic of Brazil	5.875%	1/15/19	19,925	20,154
	Federative Republic of Brazil	8.875%	10/14/19	11,450	13,854
	Federative Republic of Brazil	8.875%	4/15/24	4,325	5,339
	Federative Republic of Brazil	8.750%	2/4/25	11,525	14,060
	Federative Republic of Brazil	10.125%	5/15/27	11,525	15,674
	Federative Republic of Brazil	8.250%	1/20/34	18,525	22,045
	Federative Republic of Brazil	7.125%	1/20/37	7,725	8,382
	Federative Republic of Brazil	11.000%	8/17/40	22,875	29,383
	Financement Quebec	5.000%	10/25/12	3,500	3,650
	Hydro Quebec	6.300%	5/11/11	15,775	16,718
	Hydro Quebec	8.000%	2/1/13	9,950	11,234
	Hydro Quebec	7.500%	4/1/16	1,400	1,575
	Hydro Quebec	8.400%	1/15/22	2,675	3,281
	Hydro Quebec	8.050%	7/7/24	2,375	2,833
	Hydro Quebec	8.500%	12/1/29	400	513
	Inter-American Development Bank	8.500%	3/15/11	1,715	1,867
	Inter-American Development Bank	1.500%	6/23/11	2,000	2,004
	Inter-American Development Bank	4.750%	10/19/12	3,850	4,126
	Inter-American Development Bank	3.500%	3/15/13	9,375	9,644
	Inter-American Development Bank	3.000%	4/22/14	12,400	12,174
	Inter-American Development Bank	4.250%	9/14/15	6,475	6,557
	Inter-American Development Bank	5.125%	9/13/16	200	211
	Inter-American Development Bank	4.250%	9/10/18	16,725	16,444
	Inter-American Development Bank	7.000%	6/15/25	2,450	2,816
	International Bank for Reconstruction & Development	3.125%	11/15/11	600	619
	International Bank for Reconstruction & Development	2.000%	4/2/12	25,575	25,391
	International Bank for Reconstruction & Development	5.000%	4/1/16	14,525	15,467

	International Bank for Reconstruction & Development	7.625%	1/19/23	3,250	4,148
	International Bank for Reconstruction & Development	8.875%	3/1/26	850	1,216
	International Bank for Reconstruction & Development	4.750%	2/15/35	575	545
	International Finance Corp.	3.000%	4/22/14	5,900	5,878
	Japan Bank International	4.750%	5/25/11	1,750	1,797
	Japan Bank International	4.375%	11/26/12	5,025	5,087
	Japan Bank International	4.250%	6/18/13	19,725	20,234
	Japan Finance Corp.	4.625%	4/21/15	6,600	6,772
	Japan Finance Organization for Munis.	5.875%	3/14/11	325	347
	Japan Finance Organization for Munis.	5.000%	5/16/17	3,950	4,078
	Korea Development Bank	4.625%	9/16/10	2,050	2,068
	Korea Development Bank	5.300%	1/17/13	2,050	2,018
	Korea Development Bank	5.750%	9/10/13	9,390	9,502
	Korea Development Bank	8.000%	1/23/14	10,400	11,253
	Korea Electric Power Corp.	7.750%	4/1/13	5,475	5,771
5	Kreditanstalt fur Wiederaufbau	3.125%	11/15/10	3,575	3,670
	Kreditanstalt fur Wiederaufbau	3.250%	2/15/11	20,225	20,878
	Kreditanstalt fur Wiederaufbau	1.875%	3/15/11	4,475	4,527
	Kreditanstalt fur Wiederaufbau	3.750%	6/27/11	20,650	21,577
	Kreditanstalt fur Wiederaufbau	3.250%	10/14/11	13,025	13,494
	Kreditanstalt fur Wiederaufbau	2.000%	1/17/12	12,650	12,739
	Kreditanstalt fur Wiederaufbau	2.250%	4/16/12	7,550	7,618
	Kreditanstalt fur Wiederaufbau	4.750%	5/15/12	12,525	13,454
	Kreditanstalt fur Wiederaufbau	3.250%	3/15/13	72,675	73,623
	Kreditanstalt fur Wiederaufbau	3.500%	5/16/13	11,450	11,689
	Kreditanstalt fur Wiederaufbau	4.000%	10/15/13	22,875	23,856
	Kreditanstalt fur Wiederaufbau	3.500%	3/10/14	19,350	19,748
	Kreditanstalt fur Wiederaufbau	4.125%	10/15/14	1,300	1,369
	Kreditanstalt fur Wiederaufbau	5.125%	3/14/16	19,610	20,839
	Kreditanstalt fur Wiederaufbau	4.375%	3/15/18	1,750	1,775
	Kreditanstalt fur Wiederaufbau	4.500%	7/16/18	13,725	14,058
	Kreditanstalt fur Wiederaufbau	4.875%	6/17/19	9,200	9,720
	Landeskreditbank Baden-Wuerttemberg - Foerderbank	4.250%	9/15/10	1,500	1,536
	Landeskreditbank Baden-Wuerttemberg - Foerderbank	4.875%	1/13/12	9,375	9,849
	Landwirtschaftliche Rentenbank	5.250%	7/2/12	6,825	7,156
	Landwirtschaftliche Rentenbank	3.250%	3/15/13	19,575	19,390
	Landwirtschaftliche Rentenbank	4.875%	11/16/15	3,075	3,238
	Landwirtschaftliche Rentenbank	5.125%	2/1/17	6,975	7,241
	Mass Transit Railway Corp.	7.500%	11/8/10	325	347
	Nordic Investment Bank	3.875%	6/15/10	550	557
	Nordic Investment Bank	4.500%	9/13/10	3,150	3,256
	Nordic Investment Bank	4.875%	3/15/11	400	418
	Nordic Investment Bank	5.000%	2/1/17	4,200	4,321
	Oesterreichische Kontrollbank	2.875%	3/15/11	9,375	9,502
	Oesterreichische Kontrollbank	3.125%	10/14/11	4,645	4,754
	Oesterreichische Kontrollbank	4.750%	11/8/11	2,525	2,607
	Oesterreichische Kontrollbank	1.875%	3/21/12	5,950	5,763
	Oesterreichische Kontrollbank	4.750%	10/16/12	4,975	5,164

	Oesterreichische Kontrollbank	5.000%	4/25/17	13,075	13,216
	Ontario Electricity Financial Corp.	7.450%	3/31/13	3,650	4,117
	Pemex Project Funding Master Trust	9.125%	10/13/10	295	317
	Pemex Project Funding Master Trust	5.750%	3/1/18	25,500	23,475
	Pemex Project Funding Master Trust	6.625%	6/15/35	11,149	10,062
	Pemex Project Funding Master Trust	6.625%	6/15/38	5,625	4,779
	People's Republic of China	4.750%	10/29/13	5,550	5,847
	Petrobras International Finance Co.	6.125%	10/6/16	12,750	13,086
	Petrobras International Finance Co.	5.875%	3/1/18	5,075	4,961
	Petrobras International Finance Co.	8.375%	12/10/18	3,150	3,575
	Petrobras International Finance Co.	7.875%	3/15/19	4,050	4,369
3	Petroleos Mexicanos	8.000%	5/3/19	5,075	5,418
	Province of Manitoba	4.900%	12/6/16	2,750	2,792
	Province of Nova Scotia	5.750%	2/27/12	1,550	1,630
	Province of Ontario	3.125%	9/8/10	11,900	12,138
	Province of Ontario	2.750%	2/22/11	8,425	8,479
	Province of Ontario	3.375%	5/20/11	725	739
	Province of Ontario	5.000%	10/18/11	15,500	16,338
	Province of Ontario	4.100%	6/16/14	10,525	10,724
	Province of Ontario	4.750%	1/19/16	1,675	1,675
	Province of Ontario	5.450%	4/27/16	29,275	30,358
	Province of Quebec	6.125%	1/22/11	6,335	6,666
	Province of Quebec	4.875%	5/5/14	3,825	4,005
	Province of Quebec	4.600%	5/26/15	7,475	7,690
	Province of Quebec	5.125%	11/14/16	16,975	17,286
	Province of Quebec	4.625%	5/14/18	5,875	5,791
	Province of Quebec	7.125%	2/9/24	905	1,020
	Province of Quebec	7.500%	9/15/29	6,905	8,269
	Province of Saskatchewan	7.375%	7/15/13	1,275	1,472
	Region of Lombardy, Italy	5.804%	10/25/32	6,070	5,942
	Republic of Chile	7.125%	1/11/12	2,875	3,194
	Republic of Chile	5.500%	1/15/13	2,840	3,046
	Republic of Hungary	4.750%	2/3/15	6,350	5,957
	Republic of Italy	6.000%	2/22/11	12,750	13,237
	Republic of Italy	3.500%	7/15/11	6,950	7,063
	Republic of Italy	5.625%	6/15/12	21,275	22,852
	Republic of Italy	4.375%	6/15/13	125	125
	Republic of Italy	4.500%	1/21/15	14,350	14,673
	Republic of Italy	4.750%	1/25/16	20,375	20,290
	Republic of Italy	5.250%	9/20/16	10,975	11,056
	Republic of Italy	6.875%	9/27/23	10,100	11,324
	Republic of Italy	5.375%	6/15/33	15,300	14,235
	Republic of Korea	4.250%	6/1/13	18,625	18,299
	Republic of Korea	5.750%	4/16/14	2,200	2,255
	Republic of Korea	7.125%	4/16/19	4,650	5,005
	Republic of Korea	5.625%	11/3/25	1,325	1,130
	Republic of Peru	9.125%	2/21/12	800	912
	Republic of Peru	9.875%	2/6/15	5,575	6,774
	Republic of Peru	8.375%	5/3/16	275	317
	Republic of Peru	7.125%	3/30/19	7,775	8,280
	Republic of Peru	7.350%	7/21/25	4,675	4,967
2	Republic of Peru	6.550%	3/14/37	10,150	9,744
	Republic of Poland	6.250%	7/3/12	6,650	7,058

Republic of Poland	5.250%	1/15/14	1,270	1,298
Republic of Poland	5.000%	10/19/15	2,875	2,916
Republic of South Africa	7.375%	4/25/12	7,350	7,864
Republic of South Africa	6.500%	6/2/14	2,425	2,537
Republic of South Africa	6.875%	5/27/19	700	719
Republic of South Africa	5.875%	5/30/22	4,125	3,810
State of Israel	4.625%	6/15/13	2,275	2,359
State of Israel	5.125%	3/1/14	800	829
State of Israel	5.500%	11/9/16	6,975	7,173
State of Israel	5.125%	3/26/19	17,800	17,343
Swedish Export Credit Corp.	4.000%	6/15/10	2,150	2,173
Swedish Export Credit Corp.	4.500%	9/27/10	14,625	15,150
Swedish Export Credit Corp.	5.125%	3/1/17	1,175	1,184
United Mexican States	8.375%	1/14/11	5,767	6,347
United Mexican States	7.500%	1/14/12	4,347	4,782
United Mexican States	6.375%	1/16/13	7,355	7,914
United Mexican States	5.875%	1/15/14	12,125	12,755
United Mexican States	5.875%	2/17/14	4,175	4,379
United Mexican States	6.625%	3/3/15	2,086	2,250
United Mexican States	11.375%	9/15/16	4,725	6,391
United Mexican States	5.625%	1/15/17	28,400	28,684
United Mexican States	5.950%	3/19/19	17,850	18,028
United Mexican States	8.300%	8/15/31	8,850	10,443
United Mexican States	6.750%	9/27/34	28,388	28,484
United Mexican States	6.050%	1/11/40	4,825	4,403
Total Sovereign Bonds (Cost $1,824,415)				1,836,199
Taxable Municipal Bonds (0.3%)
California GO	5.250%	4/1/14	3,200	3,132
California GO	7.500%	4/1/34	22,500	20,683
California GO	5.650%	4/1/39	3,550	3,510
Chicago IL Transit Auth. Rev.	6.899%	12/1/40	7,800	8,256
Connecticut GO	5.850%	3/15/32	7,800	7,924
Dartmouth College	4.750%	6/1/19	650	654
Illinois (Taxable Pension) GO	4.950%	6/1/23	11,925	11,501
Illinois (Taxable Pension) GO	5.100%	6/1/33	39,400	35,087
John Hopkins Univ.	5.250%	7/1/19	7,525	7,569
Kansas Dev. Finance Auth. Rev. (Public Employee
Retirement System)	5.501%	5/1/34	4,350	3,995
New Jersey Econ. Dev. Auth. State Pension Rev.	7.425%	2/15/29	9,250	10,104
New Jersey Turnpike Auth. Rev.	4.252%	1/1/16	190	191
New Jersey Turnpike Auth. Rev.	4.252%	1/1/16	2,735	2,690
New Jersey Turnpike Auth. Rev.	7.414%	1/1/40	10,725	12,716
New York Metro. Transp. Auth. Rev.	7.336%	11/15/39	2,100	2,496
Oregon (Taxable Pension) GO	5.762%	6/1/23	1,850	1,904
Oregon (Taxable Pension) GO	5.892%	6/1/27	2,525	2,428
Oregon School Board Assn.	4.759%	6/30/28	1,950	1,591
Oregon School Board Assn.	5.528%	6/30/28	1,150	1,081
Port Auth. of New York & New Jersey Rev.	6.040%	12/1/29	2,375	2,440
Princeton University	5.700%	3/1/39	3,500	3,513
San Antonio TX Electric & Gas Rev.	5.985%	2/1/39	4,075	4,223
Stanford Univ.	3.625%	5/1/14	7,100	7,159
Stanford Univ.	4.250%	5/1/16	2,100	2,108

	Tobacco Settlement Finance Auth. Rev.	7.467%	6/1/47	3,905	2,488
	Univ. of Texas Permanent Univ. Fund Rev.	6.276%	8/15/41	1,425	1,486
	Wisconsin Public Service Rev.	4.800%	5/1/13	2,400	2,503
	Wisconsin Public Service Rev.	5.700%	5/1/26	2,675	2,539
Total Taxable Municipal Bonds (Cost $170,064)					165,971
					Market
					Value
		Coupon	Shares		($000)
Temporary Cash Investment (2.7%)
Money Market Fund (2.7%)
7,8	Vanguard Market Liquidity Fund (Cost $1,573,931)	0.395%	1,573,931,002		1,573,931
Total Investments (101.8%) (Cost $57,836,414)					58,477,193
Other Assets and Liabilities—Net (-1.8%)[8]					(1,047,034)
Net Assets (100%)					57,430,159

^	Part of security position is on loan to broker-dealers. The total value of securities on loan is $5,185,000.
1	The issuer operates under a congressional charter; its securities are not backed by the full faith and credit of the U.S. government.
2	The average or expected maturity is shorter than the final maturity shown because of the possibility of interim principal payments and prepayments or the possibility of the issue being called.
3

Security exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At June 30, 2009, the aggregate value of these securities was $266,857,000, representing 0.5% of net assets.

4	Adjustable-rate security.
5	Guaranteed by the Federal Deposit Insurance Corporation (FDIC) as part of the Temporary Liquidity Guarantee Program.
6	Non-income-producing security--security in default.
7	Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.

8 Includes $5,309,000 of collateral received for securities on loan.

GO—General Obligation Bond.

Vanguard® Short-Term Bond Index Fund

Schedule of Investments

June 30, 2009

			Face	Market
		Maturity	Amount	Value
	Coupon	Date	($000)	($000)
U.S. Government and Agency Obligations (66.0%)
U.S. Government Securities (48.6%)
U.S. Treasury Inflation-Indexed Note	3.500%	1/15/11	11,400	14,576
U.S. Treasury Note	3.125%	11/30/09	10,880	11,006
U.S. Treasury Note	4.750%	2/15/10	4,075	4,185
U.S. Treasury Note	2.000%	2/28/10	4,425	4,471
U.S. Treasury Note	4.500%	5/15/10	23,120	23,918
U.S. Treasury Note	2.625%	5/31/10	27,325	27,850
U.S. Treasury Note	2.875%	6/30/10	11,800	12,073
U.S. Treasury Note	2.750%	7/31/10	130,900	133,968
U.S. Treasury Note	4.125%	8/15/10	46,855	48,715
U.S. Treasury Note	5.750%	8/15/10	5,920	6,261
U.S. Treasury Note	2.375%	8/31/10	106,065	108,269
U.S. Treasury Note	3.875%	9/15/10	16,100	16,731
U.S. Treasury Note	2.000%	9/30/10	140,090	142,519
U.S. Treasury Note	1.500%	10/31/10	214,165	216,508
U.S. Treasury Note	4.500%	11/15/10	300	316
U.S. Treasury Note	1.250%	11/30/10	198,800	200,259
U.S. Treasury Note	4.375%	12/15/10	142,705	150,174
U.S. Treasury Note	0.875%	12/31/10	166,860	167,095
U.S. Treasury Note	0.875%	1/31/11	130,870	130,952
U.S. Treasury Note	5.000%	2/15/11	7,070	7,540
U.S. Treasury Note	0.875%	2/28/11	251,350	251,194
U.S. Treasury Note	4.500%	2/28/11	128,300	136,019
U.S. Treasury Note	0.875%	3/31/11	40,275	40,225
U.S. Treasury Note	0.875%	4/30/11	121,250	120,909
U.S. Treasury Note	4.875%	4/30/11	92,285	98,688
U.S. Treasury Note	0.875%	5/31/11	85,000	84,708
U.S. Treasury Note	1.125%	6/30/11	88,425	88,439
U.S. Treasury Note	5.125%	6/30/11	83,315	89,889
U.S. Treasury Note	4.875%	7/31/11	9,965	10,722
U.S. Treasury Note	4.625%	8/31/11	24,075	25,817
U.S. Treasury Note	4.500%	9/30/11	63,655	68,220
U.S. Treasury Note	1.750%	11/15/11	42,375	42,825
U.S. Treasury Note	4.500%	11/30/11	67,750	72,948
U.S. Treasury Note	1.125%	12/15/11	66,825	66,502
U.S. Treasury Note	4.625%	12/31/11	7,155	7,735
U.S. Treasury Note	1.125%	1/15/12	120,320	119,568
U.S. Treasury Note	4.750%	1/31/12	33,815	36,737
U.S. Treasury Note	4.625%	2/29/12	62,805	68,084
U.S. Treasury Note	4.500%	3/31/12	102,310	110,719
U.S. Treasury Note	1.375%	4/15/12	20,525	20,454
U.S. Treasury Note	4.500%	4/30/12	71,560	77,464
U.S. Treasury Note	1.375%	5/15/12	129,175	128,489
U.S. Treasury Note	4.750%	5/31/12	115,605	126,082
U.S. Treasury Note	1.875%	6/15/12	185,000	186,387

	U.S. Treasury Note	4.875%	6/30/12	94,385	103,440
	U.S. Treasury Note	4.625%	7/31/12	115,025	125,288
	U.S. Treasury Note	4.375%	8/15/12	4,725	5,116
	U.S. Treasury Note	4.125%	8/31/12	63,335	68,055
	U.S. Treasury Note	3.875%	10/31/12	163,850	175,218
	U.S. Treasury Note	3.375%	11/30/12	700	737
	U.S. Treasury Note	2.750%	2/28/13	7,775	8,001
	U.S. Treasury Note	3.625%	5/15/13	13,005	13,761
	U.S. Treasury Note	3.500%	5/31/13	141,435	149,081
	U.S. Treasury Note	3.375%	6/30/13	26,575	27,850
	U.S. Treasury Note	3.375%	7/31/13	600	629
	U.S. Treasury Note	4.250%	8/15/13	8,800	9,518
	U.S. Treasury Note	3.125%	8/31/13	105,330	109,148
	U.S. Treasury Note	3.125%	9/30/13	151,525	156,781
	U.S. Treasury Note	2.750%	10/31/13	94,425	96,211
	U.S. Treasury Note	4.250%	11/15/13	41,055	44,378
	U.S. Treasury Note	2.000%	11/30/13	168,840	166,414
	U.S. Treasury Note	1.500%	12/31/13	88,150	84,927
	U.S. Treasury Note	1.750%	1/31/14	108,795	105,769
	U.S. Treasury Note	4.000%	2/15/14	20,000	21,409
	U.S. Treasury Note	1.875%	2/28/14	82,160	80,055
	U.S. Treasury Note	1.750%	3/31/14	127,915	123,758
	U.S. Treasury Note	1.875%	4/30/14	70,150	68,090
	U.S. Treasury Note	4.750%	5/15/14	24,800	27,350
	U.S. Treasury Note	2.250%	5/31/14	222,180	219,265
	U.S. Treasury Note	2.625%	6/30/14	140,850	141,335
					5,637,794
Agency Bonds and Notes (17.4%)
1	Federal Farm Credit Bank	5.250%	9/13/10	2,325	2,449
1	Federal Farm Credit Bank	3.750%	12/6/10	24,200	25,140
1	Federal Farm Credit Bank	4.875%	2/18/11	7,000	7,419
1	Federal Farm Credit Bank	2.625%	4/21/11	6,750	6,911
1	Federal Farm Credit Bank	5.375%	7/18/11	2,100	2,267
1	Federal Farm Credit Bank	3.875%	8/25/11	6,300	6,620
1	Federal Farm Credit Bank	2.000%	1/17/12	5,000	5,030
1	Federal Farm Credit Bank	2.250%	4/24/12	3,800	3,836
1	Federal Farm Credit Bank	2.125%	6/18/12	8,700	8,720
1	Federal Farm Credit Bank	4.500%	10/17/12	24,200	25,964
1	Federal Farm Credit Bank	3.875%	10/7/13	17,500	18,214
1	Federal Farm Credit Bank	2.625%	4/17/14	5,500	5,425
1	Federal Home Loan Bank	3.500%	7/16/10	18,200	18,752
1	Federal Home Loan Bank	3.375%	8/13/10	26,050	26,804
1	Federal Home Loan Bank	4.125%	8/13/10	9,050	9,387
1	Federal Home Loan Bank	3.375%	10/20/10	44,650	46,162
1	Federal Home Loan Bank	4.750%	12/10/10	2,325	2,450
1	Federal Home Loan Bank	3.625%	12/17/10	27,200	28,275
1	Federal Home Loan Bank	3.250%	3/11/11	5,000	5,164
1	Federal Home Loan Bank	1.625%	3/16/11	18,900	19,040
1	Federal Home Loan Bank	1.375%	5/16/11	9,025	9,038
1	Federal Home Loan Bank	3.125%	6/10/11	900	929
1	Federal Home Loan Bank	3.375%	6/24/11	30,000	31,203
1	Federal Home Loan Bank	3.625%	7/1/11	10,300	10,768
1	Federal Home Loan Bank	1.625%	7/27/11	8,700	8,740

1	Federal Home Loan Bank	5.375%	8/19/11	37,350	40,495
1	Federal Home Loan Bank	3.750%	9/9/11	2,800	2,937
1	Federal Home Loan Bank	3.625%	9/16/11	5,575	5,850
1	Federal Home Loan Bank	4.875%	11/18/11	46,750	50,383
1	Federal Home Loan Bank	2.250%	4/13/12	9,000	9,116
1	Federal Home Loan Bank	5.750%	5/15/12	14,000	15,535
1	Federal Home Loan Bank	1.875%	6/20/12	8,500	8,483
1	Federal Home Loan Bank	4.625%	10/10/12	40,000	43,187
1	Federal Home Loan Bank	4.500%	11/15/12	30,000	32,297
1	Federal Home Loan Bank	5.125%	8/14/13	4,575	5,021
1	Federal Home Loan Bank	4.000%	9/6/13	20,000	21,076
1	Federal Home Loan Bank	5.250%	9/13/13	5,425	5,959
1	Federal Home Loan Bank	4.500%	9/16/13	4,850	5,205
1	Federal Home Loan Bank	3.625%	10/18/13	48,675	50,386
1	Federal Home Loan Bank	4.875%	11/27/13	2,950	3,185
1	Federal Home Loan Mortgage Corp.	4.125%	7/12/10	45,600	47,260
1	Federal Home Loan Mortgage Corp.	3.250%	7/16/10	15,125	15,544
1	Federal Home Loan Mortgage Corp.	5.125%	8/23/10	52,400	55,027
1	Federal Home Loan Mortgage Corp.	6.875%	9/15/10	25,000	26,844
1	Federal Home Loan Mortgage Corp.	5.000%	10/18/10	2,000	2,107
1	Federal Home Loan Mortgage Corp.	3.125%	10/25/10	19,200	19,800
1	Federal Home Loan Mortgage Corp.	4.750%	1/18/11	24,000	25,402
1	Federal Home Loan Mortgage Corp.	3.250%	2/25/11	28,500	29,505
1	Federal Home Loan Mortgage Corp.	5.625%	3/15/11	20,000	21,504
1	Federal Home Loan Mortgage Corp.	5.875%	3/21/11	4,000	4,192
1	Federal Home Loan Mortgage Corp.	5.125%	4/18/11	26,000	27,786
1	Federal Home Loan Mortgage Corp.	1.625%	4/26/11	39,700	39,947
1	Federal Home Loan Mortgage Corp.	6.000%	6/15/11	12,500	13,637
1	Federal Home Loan Mortgage Corp.	3.875%	6/29/11	4,475	4,701
1	Federal Home Loan Mortgage Corp.	5.250%	7/18/11	22,500	24,291
1	Federal Home Loan Mortgage Corp.	4.500%	11/15/11	9,000	9,612
1	Federal Home Loan Mortgage Corp.	4.750%	3/5/12	13,000	14,046
1	Federal Home Loan Mortgage Corp.	2.125%	3/23/12	56,275	56,843
1	Federal Home Loan Mortgage Corp.	1.750%	6/15/12	12,000	11,947
1	Federal Home Loan Mortgage Corp.	5.500%	8/20/12	30,000	33,201
1	Federal Home Loan Mortgage Corp.	4.625%	10/25/12	36,300	39,240
1	Federal Home Loan Mortgage Corp.	4.125%	12/21/12	22,850	24,349
1	Federal Home Loan Mortgage Corp.	4.500%	7/15/13	45,700	49,224
1	Federal Home Loan Mortgage Corp.	4.125%	9/27/13	10,000	10,612
1	Federal Home Loan Mortgage Corp.	2.500%	1/7/14	30,000	29,720
1	Federal Home Loan Mortgage Corp.	4.500%	1/15/14	15,000	16,132
1	Federal Home Loan Mortgage Corp.	5.000%	1/30/14	9,000	9,833
1	Federal Home Loan Mortgage Corp.	2.500%	4/23/14	19,000	18,702
1	Federal Home Loan Mortgage Corp.	3.000%	7/28/14	9,000	9,037
1	Federal National Mortgage Assn.	3.000%	7/12/10	6,675	6,841
1	Federal National Mortgage Assn.	4.375%	9/13/10	25,000	26,091
1	Federal National Mortgage Assn.	2.875%	10/12/10	8,500	8,732
1	Federal National Mortgage Assn.	6.625%	11/15/10	16,850	18,192
1	Federal National Mortgage Assn.	4.750%	12/15/10	10,750	11,356
1	Federal National Mortgage Assn.	4.500%	2/15/11	14,300	15,097
1	Federal National Mortgage Assn.	5.500%	3/15/11	45,000	48,282
1	Federal National Mortgage Assn.	1.750%	3/23/11	23,325	23,533
1	Federal National Mortgage Assn.	5.125%	4/15/11	25,250	26,986

1	Federal National Mortgage Assn.	1.375%	4/28/11	42,300	42,374
1	Federal National Mortgage Assn.	6.000%	5/15/11	94,275	102,467
1	Federal National Mortgage Assn.	3.375%	5/19/11	20,000	20,782
1	Federal National Mortgage Assn.	5.000%	10/15/11	25,000	27,004
1	Federal National Mortgage Assn.	1.875%	4/20/12	11,475	11,500
1	Federal National Mortgage Assn.	4.875%	5/18/12	42,200	45,821
1	Federal National Mortgage Assn.	5.250%	8/1/12	4,300	4,466
1	Federal National Mortgage Assn.	4.750%	11/19/12	15,000	16,259
1	Federal National Mortgage Assn.	3.625%	2/12/13	39,825	41,780
1	Federal National Mortgage Assn.	4.750%	2/21/13	14,925	16,197
1	Federal National Mortgage Assn.	4.625%	5/1/13	10,550	10,713
1	Federal National Mortgage Assn.	3.875%	7/12/13	24,325	25,618
1	Federal National Mortgage Assn.	4.625%	10/15/13	15,000	16,211
1	Federal National Mortgage Assn.	2.875%	12/11/13	33,800	34,086
1	Federal National Mortgage Assn.	5.125%	1/2/14	9,550	9,712
1	Federal National Mortgage Assn.	2.750%	3/13/14	17,475	17,435
1	Federal National Mortgage Assn.	4.125%	4/15/14	22,000	23,306
1	Federal National Mortgage Assn.	2.500%	5/15/14	50,000	49,139
					2,023,847
Total U.S. Government and Agency Obligations (Cost $7,550,804)					7,661,641
Corporate Bonds (26.4%)
Asset-Backed/Commercial Mortgage-Backed Securities (0.1%)
2	BA Covered Bond Issuer	5.500%	6/14/12	6,800	6,725
3,4	Countrywide Home Loans	4.099%	5/25/33	293	241
3	DaimlerChrysler Auto Trust	5.330%	8/8/10	227	227
3,4	Salomon Brothers Mortgage Securities VII	5.552%	9/25/33	1,794	1,525
3	USAA Auto Owner Trust	5.360%	2/15/11	414	415
					9,133
Finance (13.0%)
	Banking (9.0%)
	American Express Bank, FSB	3.150%	12/9/11	3,825	3,956
	American Express Bank, FSB	5.550%	10/17/12	13,150	13,237
	American Express Bank, FSB	5.500%	4/16/13	2,000	1,960
	American Express Centurion Bank	5.200%	11/26/10	2,150	2,188
	American Express Centurion Bank	5.550%	10/17/12	550	541
	American Express Credit Corp.	5.875%	5/2/13	7,750	7,757
	American Express Credit Corp.	7.300%	8/20/13	3,475	3,618
2	American Express Travel	5.250%	11/21/11	2,325	2,309
	AmSouth Bank NA	4.850%	4/1/13	1,500	1,238
	Banco Bradesco SA	8.750%	10/24/13	1,500	1,753
	Bank of America Corp.	4.500%	8/1/10	7,600	7,747
	Bank of America Corp.	4.250%	10/1/10	10,500	10,577
	Bank of America Corp.	4.375%	12/1/10	3,075	3,114
	Bank of America Corp.	5.375%	8/15/11	3,875	3,987
	Bank of America Corp.	6.250%	4/15/12	1,725	1,772
5	Bank of America Corp.	2.100%	4/30/12	27,175	27,270
5	Bank of America Corp.	3.125%	6/15/12	28,375	29,298
5	Bank of America Corp.	2.375%	6/22/12	7,675	7,753
	Bank of America Corp.	5.375%	9/11/12	4,450	4,464
	Bank of America Corp.	4.875%	9/15/12	6,550	6,531
	Bank of America Corp.	4.875%	1/15/13	1,500	1,474
	Bank of America Corp.	4.900%	5/1/13	5,300	5,178

	Bank of America Corp.	7.375%	5/15/14	8,575	8,866
	Bank of America Corp.	5.375%	6/15/14	3,425	3,301
	Bank of America Corp.	5.125%	11/15/14	1,350	1,273
5	Bank of America, NA	1.700%	12/23/10	7,500	7,592
	Bank of New York Mellon	4.950%	1/14/11	2,825	2,922
	Bank of New York Mellon	6.375%	4/1/12	1,000	1,074
	Bank of New York Mellon	4.950%	11/1/12	8,575	9,095
	Bank of New York Mellon	4.500%	4/1/13	2,200	2,270
	Bank of New York Mellon	5.125%	8/27/13	400	421
	Bank of New York Mellon	4.300%	5/15/14	1,225	1,252
5	Bank of the West	2.150%	3/27/12	4,050	4,076
	Bank One Corp.	5.900%	11/15/11	1,500	1,567
	Barclays Bank PLC	5.450%	9/12/12	5,375	5,636
	BB&T Corp.	6.500%	8/1/11	4,050	4,195
	BB&T Corp.	4.750%	10/1/12	1,500	1,508
	BB&T Corp.	5.700%	4/30/14	1,700	1,738
	Bear Stearns Co., Inc.	4.500%	10/28/10	9,000	9,255
	Bear Stearns Co., Inc.	5.350%	2/1/12	5,375	5,615
	Bear Stearns Co., Inc.	6.950%	8/10/12	1,500	1,636
	Capital One Bank USA N.A.	5.750%	9/15/10	1,975	2,039
	Capital One Financial Corp.	5.700%	9/15/11	5,750	5,791
	Capital One Financial Corp.	4.800%	2/21/12	50	49
	Capital One Financial Corp.	7.375%	5/23/14	3,325	3,422
	Charter One Bank N.A.	5.500%	4/26/11	3,550	3,607
5	Citibank, NA	1.625%	3/30/11	3,550	3,580
5	Citibank, NA	1.500%	7/12/11	4,400	4,404
5	Citigroup Funding, Inc.	2.000%	3/30/12	3,550	3,566
5	Citigroup Funding, Inc.	2.125%	7/12/12	2,025	2,028
	Citigroup, Inc.	4.625%	8/3/10	8,350	8,411
	Citigroup, Inc.	6.500%	1/18/11	7,950	8,073
	Citigroup, Inc.	5.125%	2/14/11	4,600	4,572
5	Citigroup, Inc.	1.375%	5/5/11	10,500	10,516
	Citigroup, Inc.	5.100%	9/29/11	5,725	5,675
5	Citigroup, Inc.	2.875%	12/9/11	10,900	11,212
	Citigroup, Inc.	6.000%	2/21/12	5,700	5,642
	Citigroup, Inc.	5.250%	2/27/12	8,800	8,616
5	Citigroup, Inc.	2.125%	4/30/12	30,225	30,327
5	Citigroup, Inc.	1.875%	5/7/12	7,050	7,024
	Citigroup, Inc.	5.625%	8/27/12	3,500	3,262
	Citigroup, Inc.	5.300%	10/17/12	7,050	6,796
	Citigroup, Inc.	5.500%	4/11/13	20,800	19,621
	Citigroup, Inc.	6.500%	8/19/13	6,450	6,263
	Citigroup, Inc.	5.125%	5/5/14	2,525	2,302
	Countrywide Financial Corp.	5.800%	6/7/12	3,850	3,855
	Countrywide Home Loan	4.000%	3/22/11	1,600	1,570
	Credit Suisse First Boston USA, Inc.	4.125%	1/15/10	2,025	2,057
	Credit Suisse First Boston USA, Inc.	4.875%	8/15/10	925	958
	Credit Suisse First Boston USA, Inc.	5.250%	3/2/11	4,150	4,355
	Credit Suisse First Boston USA, Inc.	6.125%	11/15/11	8,400	9,019
	Credit Suisse First Boston USA, Inc.	6.500%	1/15/12	14,575	15,775
	Credit Suisse First Boston USA, Inc.	5.500%	8/15/13	1,700	1,765
	Credit Suisse New York	5.000%	5/15/13	9,575	9,550
	Credit Suisse New York	5.500%	5/1/14	7,250	7,549

	Deutsche Bank AG London	5.375%	10/12/12	19,650	20,874
	Deutsche Bank AG London	4.875%	5/20/13	5,175	5,322
	FIA Card Services NA	6.625%	6/15/12	1,000	1,018
	Fifth Third Bancorp.	6.250%	5/1/13	1,150	1,139
	Golden West Financial Corp.	4.750%	10/1/12	3,575	3,567
3	Goldman Sachs Capital II	5.793%	12/29/49	6,250	3,899
	Goldman Sachs Group, Inc.	4.500%	6/15/10	5,915	6,072
	Goldman Sachs Group, Inc.	6.875%	1/15/11	2,800	2,975
5	Goldman Sachs Group, Inc.	1.700%	3/15/11	6,950	7,010
5	Goldman Sachs Group, Inc.	1.625%	7/15/11	9,125	9,186
	Goldman Sachs Group, Inc.	6.600%	1/15/12	24,000	25,642
	Goldman Sachs Group, Inc.	5.300%	2/14/12	3,725	3,861
5	Goldman Sachs Group, Inc.	3.250%	6/15/12	15,650	16,215
	Goldman Sachs Group, Inc.	5.700%	9/1/12	3,250	3,393
	Goldman Sachs Group, Inc.	5.450%	11/1/12	3,050	3,184
	Goldman Sachs Group, Inc.	5.250%	4/1/13	2,150	2,201
	Goldman Sachs Group, Inc.	4.750%	7/15/13	10,750	10,819
	Goldman Sachs Group, Inc.	5.250%	10/15/13	4,825	4,948
	Goldman Sachs Group, Inc.	6.000%	5/1/14	6,100	6,381
	HSBC Bank USA	4.625%	4/1/14	1,125	1,111
	HSBC Holdings PLC	5.250%	12/12/12	6,500	6,776
2	ICICI Bank Ltd.	6.625%	10/3/12	4,775	4,727
	JPMorgan Chase & Co.	6.750%	2/1/11	8,850	9,273
	JPMorgan Chase & Co.	5.600%	6/1/11	9,300	9,811
	JPMorgan Chase & Co.	4.850%	6/16/11	2,925	3,033
5	JPMorgan Chase & Co.	3.125%	12/1/11	7,525	7,782
	JPMorgan Chase & Co.	6.625%	3/15/12	3,725	3,940
5	JPMorgan Chase & Co.	2.200%	6/15/12	22,900	23,062
	JPMorgan Chase & Co.	5.375%	10/1/12	22,525	23,647
5	JPMorgan Chase & Co.	2.125%	12/26/12	6,250	6,245
	JPMorgan Chase & Co.	5.750%	1/2/13	1,900	1,961
	JPMorgan Chase & Co.	4.750%	5/1/13	5,325	5,436
	JPMorgan Chase & Co.	4.650%	6/1/14	5,000	4,984
	JPMorgan Chase & Co.	5.250%	5/1/15	2,000	1,951
	KeyBank NA	7.000%	2/1/11	975	990
	KeyBank NA	5.500%	9/17/12	1,025	1,014
	KeyCorp	6.500%	5/14/13	2,975	2,930
	M&I Marshall & Ilsley Bank	6.375%	9/1/11	1,500	1,422
	M&I Marshall & Ilsley Bank	5.250%	9/4/12	1,850	1,554
	MBNA Corp.	7.500%	3/15/12	2,400	2,505
	MBNA Corp.	6.125%	3/1/13	675	687
3	Mellon Capital IV	6.244%	6/29/49	1,750	1,190
	Mellon Funding Corp.	6.375%	2/15/10	1,000	1,033
	Merrill Lynch & Co., Inc.	4.125%	9/10/09	2,700	2,711
	Merrill Lynch & Co., Inc.	4.500%	11/4/10	3,500	3,502
	Merrill Lynch & Co., Inc.	5.770%	7/25/11	1,175	1,212
	Merrill Lynch & Co., Inc.	6.050%	8/15/12	8,175	8,310
	Merrill Lynch & Co., Inc.	5.450%	2/5/13	4,225	4,120
	Merrill Lynch & Co., Inc.	6.150%	4/25/13	6,050	5,996
5	Morgan Stanley	2.900%	12/1/10	11,500	11,827
	Morgan Stanley	5.050%	1/21/11	1,350	1,379
	Morgan Stanley	6.750%	4/15/11	8,150	8,580
5	Morgan Stanley	3.250%	12/1/11	11,850	12,284

	Morgan Stanley	5.625%	1/9/12	7,875	8,158
	Morgan Stanley	6.600%	4/1/12	6,415	6,804
5	Morgan Stanley	1.950%	6/20/12	12,475	12,457
	Morgan Stanley	5.750%	8/31/12	5,800	6,046
	Morgan Stanley	5.250%	11/2/12	12,875	13,279
	Morgan Stanley	5.300%	3/1/13	7,100	7,197
	Morgan Stanley	4.750%	4/1/14	7,650	7,265
	Morgan Stanley	6.000%	5/13/14	7,975	8,110
	National City Bank - Cleveland OH	6.250%	3/15/11	1,500	1,533
	National City Bank - Cleveland OH	4.625%	5/1/13	2,275	2,145
3	National City Preferred Capital Trust I	12.000%	12/31/49	2,825	2,938
2	Nationwide Building Society	5.500%	7/18/12	2,700	2,592
	North Fork Bancorp., Inc.	5.875%	8/15/12	600	580
	Northern Trust Corp.	5.500%	8/15/13	1,875	1,987
	Northern Trust Corp.	4.625%	5/1/14	2,200	2,272
	Paribas NY	6.950%	7/22/13	775	805
	PNC Funding Corp.	7.500%	11/1/09	1,875	1,905
	PNC Funding Corp.	5.125%	12/14/10	2,950	2,977
5	Regions Bank	2.750%	12/10/10	8,900	9,138
	Regions Financial Corp.	4.375%	12/1/10	500	496
	Regions Financial Corp.	6.375%	5/15/12	5,100	4,636
	Royal Bank of Canada	4.125%	1/26/10	2,400	2,449
	Royal Bank of Scotland Group PLC	6.375%	2/1/11	1,500	1,491
	Santander Central Hispano Issuances Ltd.	7.625%	11/3/09	5,000	5,092
	Sanwa Bank Ltd.	7.400%	6/15/11	3,825	3,940
	Southtrust Corp.	5.800%	6/15/14	1,350	1,351
	Sovereign Bancorp, Inc.	4.800%	9/1/10	2,600	2,570
	Sovereign Bank	5.125%	3/15/13	1,600	1,494
3	State Street Capital Trust III	8.250%	3/15/42	2,500	2,175
5	State Street Corp.	2.150%	4/30/12	5,150	5,181
	State Street Corp.	4.300%	5/30/14	1,000	991
	Sumitomo Mitsui Banking Corp.	8.000%	6/15/12	3,300	3,572
	SunTrust Bank Atlanta GA	6.375%	4/1/11	1,125	1,150
	SunTrust Banks, Inc.	5.250%	11/5/12	2,750	2,703
	Synovus Financial Corp.	4.875%	2/15/13	1,000	709
	UFJ Finance Aruba AEC	6.750%	7/15/13	5,550	5,752
2,3	Unicredit Luxembourg Finance	5.584%	1/13/17	500	451
	US Bancorp	4.200%	5/15/14	600	608
	US Bank NA	6.375%	8/1/11	8,700	9,311
	US Bank NA	6.300%	2/4/14	1,850	2,009
3	USB Capital IX	6.189%	4/15/49	2,050	1,368
	Wachovia Bank NA	7.800%	8/18/10	2,000	2,100
3	Wachovia Capital Trust III	5.800%	3/15/11	5,950	3,570
	Wachovia Corp.	5.300%	10/15/11	6,975	7,254
	Wachovia Corp.	5.500%	5/1/13	3,805	3,935
	Wells Fargo & Co.	4.200%	1/15/10	7,700	7,834
	Wells Fargo & Co.	4.875%	1/12/11	3,800	3,911
	Wells Fargo & Co.	6.375%	8/1/11	1,500	1,568
	Wells Fargo & Co.	5.300%	8/26/11	7,450	7,777
5	Wells Fargo & Co.	3.000%	12/9/11	15,975	16,479
5	Wells Fargo & Co.	2.125%	6/15/12	14,475	14,526
	Wells Fargo & Co.	5.250%	10/23/12	20,225	20,912
	Wells Fargo & Co.	4.375%	1/31/13	11,000	11,082

	Wells Fargo & Co.	4.950%	10/16/13	4,975	4,976
	Wells Fargo Bank NA	4.750%	2/9/15	2,375	2,304
3	Wells Fargo Capital XIII	7.700%	12/29/49	8,325	6,910
3	Wells Fargo Capital XV	9.750%	12/29/49	4,125	3,960
	Brokerage (0.1%)
	Ameriprise Financial Inc.	5.350%	11/15/10	2,675	2,701
	Amvescap PLC	5.375%	2/27/13	975	748
	Charles Schwab Corp.	4.950%	6/1/14	3,600	3,678
	Finance Companies (2.4%)
	Block Financial LLC	7.875%	1/15/13	800	849
	General Electric Capital Corp.	4.250%	9/13/10	4,125	4,218
	General Electric Capital Corp.	4.875%	10/21/10	5,100	5,268
	General Electric Capital Corp.	5.000%	12/1/10	2,275	2,363
5	General Electric Capital Corp.	1.625%	1/7/11	14,625	14,838
	General Electric Capital Corp.	6.125%	2/22/11	21,500	22,542
5	General Electric Capital Corp.	1.800%	3/11/11	14,700	14,859
	General Electric Capital Corp.	5.500%	4/28/11	1,150	1,193
	General Electric Capital Corp.	5.000%	11/15/11	3,525	3,630
	General Electric Capital Corp.	5.875%	2/15/12	6,060	6,379
	General Electric Capital Corp.	4.375%	3/3/12	2,325	2,364
5	General Electric Capital Corp.	2.250%	3/12/12	8,450	8,533
5	General Electric Capital Corp.	2.200%	6/8/12	21,925	22,122
	General Electric Capital Corp.	6.000%	6/15/12	15,575	16,456
	General Electric Capital Corp.	5.250%	10/19/12	18,750	19,345
5	General Electric Capital Corp.	2.125%	12/21/12	3,200	3,181
5	General Electric Capital Corp.	2.625%	12/28/12	6,250	6,312
	General Electric Capital Corp.	5.450%	1/15/13	6,975	7,231
	General Electric Capital Corp.	4.800%	5/1/13	11,000	11,150
	General Electric Capital Corp.	5.900%	5/13/14	4,625	4,747
	General Electric Capital Corp.	5.500%	6/4/14	4,525	4,558
	General Electric Capital Corp.	5.650%	6/9/14	4,500	4,637
5	GMAC LLC	2.200%	12/19/12	10,150	10,118
	HSBC Finance Corp.	4.125%	11/16/09	7,575	7,616
	HSBC Finance Corp.	4.625%	9/15/10	4,150	4,179
	HSBC Finance Corp.	5.250%	1/14/11	5,425	5,456
	HSBC Finance Corp.	5.700%	6/1/11	13,150	13,253
	HSBC Finance Corp.	6.375%	10/15/11	800	816
	HSBC Finance Corp.	7.000%	5/15/12	4,400	4,553
	HSBC Finance Corp.	5.900%	6/19/12	1,375	1,376
	HSBC Finance Corp.	6.375%	11/27/12	3,650	3,729
	HSBC Finance Corp.	4.750%	7/15/13	4,675	4,495
	International Lease Finance Corp.	5.125%	11/1/10	2,100	1,869
	International Lease Finance Corp.	4.950%	2/1/11	2,300	1,978
	International Lease Finance Corp.	5.450%	3/24/11	975	831
	International Lease Finance Corp.	5.750%	6/15/11	8,375	7,056
	International Lease Finance Corp.	5.300%	5/1/12	5,375	4,139
	International Lease Finance Corp.	5.000%	9/15/12	4,665	3,592
	International Lease Finance Corp.	6.375%	3/25/13	4,075	3,158
	International Lease Finance Corp.	5.625%	9/20/13	3,900	2,906
	International Lease Finance Corp.	5.650%	6/1/14	3,150	2,378
	SLM Corp.	4.500%	7/26/10	3,550	3,367
	SLM Corp.	5.400%	10/25/11	3,700	3,351
	SLM Corp.	5.125%	8/27/12	2,500	2,136

	SLM Corp.	5.375%	1/15/13	2,400	2,017
	SLM Corp.	5.000%	10/1/13	4,350	3,542
	Insurance (1.1%)
	ACE INA Holdings, Inc.	5.875%	6/15/14	1,100	1,142
	Aetna, Inc.	7.875%	3/1/11	1,675	1,800
	Aetna, Inc.	5.750%	6/15/11	1,575	1,651
	Allstate Corp.	6.125%	2/15/12	1,450	1,505
	Allstate Life Global Funding	5.375%	4/30/13	8,175	8,470
	American International Group, Inc.	4.700%	10/1/10	2,100	1,701
	American International Group, Inc.	5.375%	10/18/11	800	576
	American International Group, Inc.	4.950%	3/20/12	1,475	961
	American International Group, Inc.	4.250%	5/15/13	3,600	2,052
	Assurant, Inc.	5.625%	2/15/14	925	803
	AXA Financial, Inc.	7.750%	8/1/10	2,276	2,294
	Berkshire Hathaway Finance Corp.	4.200%	12/15/10	1,850	1,918
2	Berkshire Hathaway Finance Corp.	4.000%	4/15/12	7,750	7,941
	Berkshire Hathaway Finance Corp.	4.600%	5/15/13	4,850	5,052
	Berkshire Hathaway Finance Corp.	5.000%	8/15/13	4,875	5,113
	Chubb Corp.	5.200%	4/1/13	3,000	3,115
	CNA Financial Corp.	6.000%	8/15/11	2,450	2,345
	Commerce Group, Inc.	5.950%	12/9/13	900	757
	Fund American Cos., Inc.	5.875%	5/15/13	1,825	1,728
	Genworth Financial, Inc.	5.650%	6/15/12	2,500	2,062
	Genworth Financial, Inc.	5.750%	6/15/14	3,325	2,352
	Genworth Global Funding Trusts	5.125%	3/15/11	1,600	1,548
	Hartford Financial Services Group, Inc.	5.250%	10/15/11	4,200	4,071
	Humana Inc.	7.200%	6/15/18	975	884
	ING Capital Funding Trust III	8.439%	12/31/10	4,000	2,540
	ING USA Global Funding	4.500%	10/1/10	3,600	3,661
	Jefferson Pilot Corp.	4.750%	1/30/14	2,400	2,130
2	Liberty Mutual Group, Inc.	4.875%	2/1/10	2,500	2,455
	Lincoln National Corp.	6.200%	12/15/11	1,550	1,558
	Lincoln National Corp.	5.650%	8/27/12	225	217
	Marsh & McLennan Cos., Inc.	5.150%	9/15/10	50	50
	Marsh & McLennan Cos., Inc.	6.250%	3/15/12	2,175	2,244
	MetLife, Inc.	5.375%	12/15/12	2,850	2,880
	MetLife, Inc.	5.000%	11/24/13	2,050	2,019
	Principal Financial Group, Inc.	7.875%	5/15/14	2,600	2,677
	Principal Life Income Funding Trusts	5.125%	3/1/11	1,300	1,327
	Principal Life Income Funding Trusts	5.300%	12/14/12	1,900	1,854
	Principal Life Income Funding Trusts	5.300%	4/24/13	2,350	2,347
	Progressive Corp.	6.375%	1/15/12	850	865
	Protective Life Secured Trusts	4.850%	8/16/10	2,075	2,071
	Protective Life Secured Trusts	5.450%	9/28/12	1,290	1,285
	Prudential Financial, Inc.	5.100%	12/14/11	1,200	1,200
	Prudential Financial, Inc.	5.800%	6/15/12	1,700	1,704
	Prudential Financial, Inc.	5.150%	1/15/13	2,150	2,084
	Prudential Financial, Inc.	4.500%	7/15/13	450	426
	Prudential Financial, Inc.	4.750%	4/1/14	1,475	1,409
	Travelers Cos. Inc.	5.375%	6/15/12	700	712
	Travelers Property Casualty Corp.	5.000%	3/15/13	2,500	2,514
	UnitedHealth Group, Inc.	5.250%	3/15/11	4,525	4,733
	UnitedHealth Group, Inc.	5.500%	11/15/12	2,575	2,666

UnitedHealth Group, Inc.	4.875%	2/15/13	1,625	1,627
UnitedHealth Group, Inc.	4.875%	4/1/13	1,625	1,622
WellPoint Inc.	5.000%	1/15/11	1,950	2,003
WellPoint Inc.	6.375%	1/15/12	1,650	1,732
WellPoint Inc.	6.800%	8/1/12	1,150	1,221
WellPoint Inc.	6.000%	2/15/14	1,700	1,739
Willis North America Inc.	5.125%	7/15/10	900	883
XL Capital Finance Europe PLC	6.500%	1/15/12	2,575	2,394
Other Finance (0.1%)
Chicago Mercantile Exchange Group Inc.	5.400%	8/1/13	2,400	2,540
Chicago Mercantile Exchange Group Inc.	5.750%	2/15/14	2,000	2,143
Orix Corp.	5.480%	11/22/11	2,650	2,442
Real Estate Investment Trusts (0.3%)
AMB Property LP	6.300%	6/1/13	475	437
AvalonBay Communities, Inc.	5.500%	1/15/12	2,000	2,009
Boston Properties, Inc.	6.250%	1/15/13	2,100	2,088
Brandywine Operating Partnership	5.750%	4/1/12	2,750	2,499
ERP Operating LP	6.625%	3/15/12	1,350	1,386
ERP Operating LP	5.500%	10/1/12	2,000	2,013
ERP Operating LP	5.200%	4/1/13	1,000	967
Health Care Property Investors, Inc.	5.950%	9/15/11	625	620
Health Care Property Investors, Inc.	6.450%	6/25/12	750	738
Health Care Property Investors, Inc.	5.650%	12/15/13	2,250	2,053
Health Care REIT, Inc.	6.000%	11/15/13	2,775	2,575
HealthCare Realty Trust	5.125%	4/1/14	1,400	1,181
Nationwide Health Properties, Inc.	6.250%	2/1/13	1,850	1,711
Regency Centers LP	6.750%	1/15/12	2,300	2,259
Simon Property Group LP	4.875%	8/15/10	3,850	3,880
Simon Property Group LP	5.600%	9/1/11	1,250	1,270
Simon Property Group LP	5.000%	3/1/12	5,900	5,804
Simon Property Group LP	5.300%	5/30/13	2,925	2,817
				1,505,676
Industrial (11.5%)
Basic Industry (0.9%)
Alcan, Inc.	6.450%	3/15/11	3,150	3,256
Alcan, Inc.	4.500%	5/15/13	775	754
Alcan, Inc.	5.200%	1/15/14	1,500	1,419
Alcoa, Inc.	6.000%	1/15/12	4,275	4,323
Alcoa, Inc.	5.375%	1/15/13	650	637
Alcoa, Inc.	6.000%	7/15/13	3,725	3,636
ArcelorMittal	5.375%	6/1/13	5,050	4,831
ArcelorMittal	6.500%	4/15/14	2,500	2,378
Barrick Gold Finance Inc.	6.125%	9/15/13	3,100	3,308
BHP Billiton Finance (USA) Ltd.	5.000%	12/15/10	1,000	1,043
BHP Billiton Finance (USA) Ltd.	5.125%	3/29/12	475	505
BHP Billiton Finance (USA) Ltd.	4.800%	4/15/13	3,000	3,138
BHP Billiton Finance (USA) Ltd.	5.500%	4/1/14	6,725	7,218
Celulosa Arauco Constitution SA	8.625%	8/15/10	3,500	3,661
Dow Chemical Co.	6.125%	2/1/11	2,725	2,804
Dow Chemical Co.	6.000%	10/1/12	3,000	3,084
Dow Chemical Co.	7.600%	5/15/14	5,975	6,160
E.I. du Pont de Nemours & Co.	5.000%	1/15/13	8,800	9,253
E.I. du Pont de Nemours & Co.	5.000%	7/15/13	4,100	4,339

	Falconbridge Ltd.	7.350%	6/5/12	1,000	992
	ICI Wilmington	5.625%	12/1/13	1,600	1,557
	International Paper Co.	7.400%	6/15/14	3,425	3,407
	Lubrizol Corp.	5.500%	10/1/14	1,850	1,770
	Monsanto Co.	7.375%	8/15/12	1,200	1,371
	Noranda, Inc.	7.250%	7/15/12	1,500	1,510
	Nucor Corp.	5.000%	12/1/12	925	988
	Nucor Corp.	5.000%	6/1/13	1,200	1,254
	Potash Corp. of Saskatchewan	7.750%	5/31/11	3,325	3,647
	PPG Industries, Inc.	5.750%	3/15/13	1,875	1,952
	Praxair, Inc.	6.375%	4/1/12	1,250	1,383
	Praxair, Inc.	3.950%	6/1/13	825	850
	Praxair, Inc.	4.375%	3/31/14	1,125	1,171
	Rio Tinto Finance USA Ltd.	5.875%	7/15/13	5,450	5,484
	Rio Tinto Finance USA Ltd.	8.950%	5/1/14	6,950	7,703
	Weyerhaeuser Co.	6.750%	3/15/12	4,600	4,609
	WMC Finance USA	5.125%	5/15/13	1,600	1,661
	Capital Goods (1.3%)
	3M Co.	5.125%	11/6/09	575	585
	3M Co.	4.500%	11/1/11	3,000	3,190
	3M Co.	4.375%	8/15/13	2,000	2,115
	Allied Waste North America Inc.	7.875%	4/15/13	3,500	3,579
	Allied Waste North America Inc.	7.375%	4/15/14	1,125	1,149
	Bemis Co. Inc.	4.875%	4/1/12	1,600	1,501
	Black & Decker Corp.	7.125%	6/1/11	1,000	1,048
	Boeing Capital Corp.	6.100%	3/1/11	4,850	5,171
	Boeing Capital Corp.	6.500%	2/15/12	4,700	5,159
	Boeing Capital Corp.	5.800%	1/15/13	750	807
	Caterpillar Financial Services Corp.	4.300%	6/1/10	8,975	9,256
	Caterpillar Financial Services Corp.	4.250%	2/8/13	700	703
	Caterpillar Financial Services Corp.	6.200%	9/30/13	2,350	2,507
	Caterpillar Financial Services Corp.	6.125%	2/17/14	5,900	6,319
	Cooper Industries, Inc.	5.250%	11/15/12	1,400	1,502
	CRH America Inc.	5.625%	9/30/11	2,500	2,455
	CRH America Inc.	6.950%	3/15/12	2,000	2,015
	CRH America Inc.	5.300%	10/15/13	2,075	1,890
	Eaton Corp.	4.900%	5/15/13	2,050	2,072
	Emerson Electric Co.	7.125%	8/15/10	500	532
	Emerson Electric Co.	4.625%	10/15/12	3,200	3,339
	General Dynamics Corp.	4.500%	8/15/10	875	907
	General Dynamics Corp.	4.250%	5/15/13	3,800	3,939
	General Dynamics Corp.	5.250%	2/1/14	2,775	2,974
	General Electric Co.	5.000%	2/1/13	16,000	16,643
	Honeywell International, Inc.	6.125%	11/1/11	2,000	2,193
	Honeywell International, Inc.	5.625%	8/1/12	775	846
	Honeywell International, Inc.	4.250%	3/1/13	2,050	2,121
	Honeywell International, Inc.	3.875%	2/15/14	1,200	1,222
2	Illinois Tool Works, Inc.	5.150%	4/1/14	2,150	2,262
	Ingersoll-Rand Global Holding Co. Ltd.	6.000%	8/15/13	1,800	1,812
	Ingersoll-Rand Global Holding Co. Ltd.	9.500%	4/15/14	1,700	1,875
	John Deere Capital Corp	4.950%	12/17/12	2,300	2,406
	John Deere Capital Corp.	5.400%	10/17/11	1,325	1,417
	John Deere Capital Corp.	7.000%	3/15/12	19,250	21,218

	John Deere Capital Corp.	5.250%	10/1/12	575	608
	Lafarge SA	6.150%	7/15/11	3,175	3,222
	Lockheed Martin Corp.	4.121%	3/14/13	2,000	2,040
	Northrop Grumman Systems Corp.	7.125%	2/15/11	4,250	4,589
	Raytheon Co.	4.850%	1/15/11	2,000	2,083
	Republic Services, Inc.	6.750%	8/15/11	1,000	1,035
	Roper Industries Inc.	6.625%	8/15/13	1,650	1,679
2	Smiths Group Inc.	6.050%	5/15/14	1,250	1,197
	Textron, Inc.	6.500%	6/1/12	2,700	2,629
	Tyco International Group SA	6.750%	2/15/11	1,950	2,031
	Tyco International Group SA	6.375%	10/15/11	2,000	2,109
	United Technologies Corp.	7.125%	11/15/10	2,000	2,143
	United Technologies Corp.	6.350%	3/1/11	1,225	1,315
	United Technologies Corp.	6.100%	5/15/12	1,000	1,073
	Vulcan Materials Co.	6.300%	6/15/13	1,250	1,288
	Waste Management, Inc.	5.000%	3/15/14	625	613
	Communication (2.6%)
	AT&T Inc.	5.300%	11/15/10	2,400	2,496
	AT&T Inc.	6.250%	3/15/11	12,075	12,829
	AT&T Inc.	7.300%	11/15/11	8,925	9,801
	AT&T Inc.	5.875%	2/1/12	4,725	5,057
	AT&T Inc.	5.875%	8/15/12	1,825	1,958
	AT&T Inc.	4.950%	1/15/13	3,975	4,141
	AT&T Inc.	6.700%	11/15/13	2,225	2,439
	AT&T Wireless	7.875%	3/1/11	12,250	13,235
	AT&T Wireless	8.125%	5/1/12	3,900	4,373
	British Telecommunications PLC	9.125%	12/15/10	9,125	9,692
	British Telecommunications PLC	5.150%	1/15/13	2,000	1,996
	CBS Corp.	6.625%	5/15/11	2,000	2,028
	CBS Corp.	5.625%	8/15/12	2,225	2,195
	CenturyTel, Inc.	7.875%	8/15/12	1,000	1,054
	Cingular Wireless LLC	6.500%	12/15/11	1,000	1,072
	Comcast Cable Communications Holdings Inc.	8.375%	3/15/13	5,800	6,490
	Comcast Cable Communications, Inc.	6.750%	1/30/11	14,575	15,397
	Comcast Corp.	5.500%	3/15/11	2,575	2,693
	Cox Communications, Inc.	4.625%	1/15/10	2,850	2,869
	Cox Communications, Inc.	6.750%	3/15/11	1,625	1,726
	Cox Communications, Inc.	7.125%	10/1/12	3,500	3,734
	Deutsche Telekom International Finance	5.250%	7/22/13	4,015	4,132
	Deutsche Telekom International Finance	5.875%	8/20/13	1,025	1,076
	Embarq Corp.	6.738%	6/1/13	3,000	3,026
	France Telecom	7.750%	3/1/11	12,125	13,105
	Koninklijke KPN NV	8.000%	10/1/10	2,000	2,097
	McGraw-Hill Cos. Inc.	5.375%	11/15/12	2,475	2,573
	News America Holdings, Inc.	9.250%	2/1/13	2,825	3,219
	Qwest Communications International Inc.	7.875%	9/1/11	2,375	2,363
	Qwest Communications International Inc.	8.875%	3/15/12	3,875	3,875
	R.R. Donnelley & Sons Co.	5.625%	1/15/12	600	577
	R.R. Donnelley & Sons Co.	4.950%	4/1/14	2,550	2,227
	Reed Elsevier Capital	7.750%	1/15/14	3,900	4,175
	Rogers Communications Inc.	7.250%	12/15/12	3,500	3,809
	Rogers Communications Inc.	6.375%	3/1/14	3,000	3,216

	Rogers Communications Inc.	5.500%	3/15/14	2,150	2,223
	Telecom Italia Capital S.A.	4.000%	1/15/10	2,600	2,616
	Telecom Italia Capital S.A.	4.875%	10/1/10	1,000	1,011
	Telecom Italia Capital S.A.	6.200%	7/18/11	700	728
	Telecom Italia Capital S.A.	5.250%	11/15/13	2,875	2,836
	Telecom Italia Capital S.A.	6.175%	6/18/14	2,950	2,984
	Telefonica Emisiones SAU	5.984%	6/20/11	6,200	6,547
	Telefonica Emisiones SAU	5.855%	2/4/13	3,000	3,174
	Telefonica Europe BV	7.750%	9/15/10	5,000	5,269
	Telus Corp.	8.000%	6/1/11	5,000	5,361
	Thomson Reuters Corp.	6.200%	1/5/12	1,500	1,554
	Thomson Reuters Corp.	5.950%	7/15/13	3,925	4,004
	Time Warner Cable Inc.	5.400%	7/2/12	7,300	7,582
	Time Warner Cable Inc.	6.200%	7/1/13	4,250	4,474
	Time Warner Cable Inc.	7.500%	4/1/14	2,800	3,087
	Time Warner Entertainment	8.875%	10/1/12	1,000	1,103
	Verizon Communications Inc.	5.350%	2/15/11	3,800	3,972
	Verizon Communications Inc.	4.350%	2/15/13	2,950	3,017
	Verizon Communications Inc.	5.250%	4/15/13	10,875	11,449
	Verizon Florida LLC	6.125%	1/15/13	1,500	1,556
	Verizon Global Funding Corp.	7.250%	12/1/10	800	853
	Verizon Global Funding Corp.	6.875%	6/15/12	2,500	2,755
	Verizon Global Funding Corp.	7.375%	9/1/12	4,450	4,996
	Verizon Global Funding Corp.	4.375%	6/1/13	250	256
	Verizon New England, Inc.	6.500%	9/15/11	2,500	2,670
	Verizon New Jersey, Inc.	5.875%	1/17/12	3,700	3,860
	Verizon New York, Inc.	6.875%	4/1/12	2,000	2,125
	Verizon Pennsylvania, Inc.	5.650%	11/15/11	2,000	2,112
	Verizon Virginia, Inc.	4.625%	3/15/13	3,600	3,613
2	Verizon Wireless Capital LLC	3.750%	5/20/11	6,875	7,005
2	Verizon Wireless Capital LLC	5.250%	2/1/12	2,000	2,100
2	Verizon Wireless Capital LLC	7.375%	11/15/13	5,675	6,353
2	Verizon Wireless Capital LLC	5.550%	2/1/14	12,900	13,652
	Vodafone Group PLC	5.350%	2/27/12	9,025	9,504
	Vodafone Group PLC	4.150%	6/10/14	2,000	1,968
	WPP Finance USA Corp.	5.875%	6/15/14	2,150	2,004
	Consumer Cyclical (1.5%)
	Autozone, Inc.	6.500%	1/15/14	2,000	2,084
	Best Buy Co.	6.750%	7/15/13	3,350	3,470
	Costco Wholesale Corp.	5.300%	3/15/12	4,000	4,322
	CVS Caremark Corp.	5.750%	8/15/11	1,800	1,915
3	CVS Caremark Corp.	6.302%	6/1/37	2,500	1,856
	Daimler Finanace North America LLC	6.500%	11/15/13	4,850	4,982
	DaimlerChrysler North America Holding Corp.	5.875%	3/15/11	6,350	6,439
	DaimlerChrysler North America Holding Corp.	5.750%	9/8/11	10,925	11,087
	DaimlerChrysler North America Holding Corp.	7.300%	1/15/12	3,475	3,588
	Darden Restaurants Inc.	5.625%	10/15/12	1,300	1,319
	Home Depot Inc.	4.625%	8/15/10	3,425	3,498
	Home Depot Inc.	5.200%	3/1/11	1,325	1,375
	Home Depot Inc.	5.250%	12/16/13	3,125	3,208

Johnson Controls, Inc.	5.250%	1/15/11	1,975	1,995
Johnson Controls, Inc.	4.875%	9/15/13	1,000	931
Lowe's Cos., Inc.	5.600%	9/15/12	3,200	3,445
Marriott International	4.625%	6/15/12	1,175	1,161
Marriott International	5.625%	2/15/13	1,425	1,402
McDonald's Corp.	5.750%	3/1/12	1,800	1,954
McDonald's Corp.	4.300%	3/1/13	2,000	2,083
Nordstrom, Inc.	6.750%	6/1/14	1,150	1,197
Paccar Inc.	6.875%	2/15/14	2,150	2,376
Staples Inc.	7.750%	4/1/11	1,400	1,481
Staples Inc.	9.750%	1/15/14	8,425	9,436
Target Corp.	7.500%	8/15/10	3,000	3,192
Target Corp.	6.350%	1/15/11	4,900	5,222
Target Corp.	5.125%	1/15/13	1,075	1,142
Target Corp.	4.000%	6/15/13	825	837
The Walt Disney Co.	5.700%	7/15/11	2,400	2,582
The Walt Disney Co.	6.375%	3/1/12	1,500	1,648
The Walt Disney Co.	4.700%	12/1/12	7,200	7,689
The Walt Disney Co.	4.500%	12/15/13	325	339
Time Warner, Inc.	6.750%	4/15/11	1,750	1,830
Time Warner, Inc.	5.500%	11/15/11	3,425	3,539
Time Warner, Inc.	6.875%	5/1/12	12,775	13,634
Toll Brothers Finance Corp.	6.875%	11/15/12	750	725
Toll Brothers Finance Corp.	5.950%	9/15/13	575	542
Toyota Motor Credit Corp.	4.350%	12/15/10	2,300	2,379
Toyota Motor Credit Corp.	5.450%	5/18/11	3,000	3,172
Viacom Inc.	5.750%	4/30/11	2,925	3,006
Wal-Mart Stores, Inc.	4.125%	7/1/10	5,300	5,453
Wal-Mart Stores, Inc.	4.750%	8/15/10	2,850	2,962
Wal-Mart Stores, Inc.	4.125%	2/15/11	6,475	6,758
Wal-Mart Stores, Inc.	4.550%	5/1/13	7,575	7,971
Wal-Mart Stores, Inc.	7.250%	6/1/13	2,300	2,656
Wal-Mart Stores, Inc.	3.200%	5/15/14	1,050	1,046
Walgreen Co.	4.875%	8/1/13	8,500	8,977
Western Union Co.	5.400%	11/17/11	1,925	2,007
Western Union Co.	6.500%	2/26/14	3,350	3,593
Yum! Brands, Inc.	8.875%	4/15/11	4,100	4,471
Yum! Brands, Inc.	7.700%	7/1/12	1,600	1,705
Consumer Noncyclical (2.8%)
Abbott Laboratories	3.750%	3/15/11	2,275	2,352
Abbott Laboratories	5.600%	5/15/11	6,825	7,323
Abbott Laboratories	5.150%	11/30/12	3,325	3,611
Altria Group, Inc.	8.500%	11/10/13	5,100	5,824
Altria Group, Inc.	7.750%	2/6/14	3,600	3,988
AmerisourceBergen Corp.	5.625%	9/15/12	2,725	2,797
Anheuser Busch Cos., Inc.	4.700%	4/15/12	1,500	1,525
Anheuser-Busch Cos., Inc.	6.000%	4/15/11	800	840
Anheuser-Busch Cos., Inc.	4.375%	1/15/13	1,500	1,488
AstraZeneca PLC	5.400%	9/15/12	9,375	10,149
Baxter Finco, BV	4.750%	10/15/10	500	518
Baxter International, Inc.	4.000%	3/1/14	1,650	1,679
Biogen Idec Inc.	6.000%	3/1/13	4,725	4,828
Bottling Group LLC	4.625%	11/15/12	4,500	4,799

Bottling Group LLC	5.000%	11/15/13	1,500	1,626
Bottling Group LLC	6.950%	3/15/14	5,000	5,732
Bristol-Myers Squibb Co.	5.250%	8/15/13	1,675	1,797
Bunge Ltd. Finance Corp.	5.350%	4/15/14	1,250	1,175
Campbell Soup Co.	6.750%	2/15/11	1,000	1,077
Cardinal Health, Inc.	6.750%	2/15/11	425	448
Cardinal Health, Inc.	5.650%	6/15/12	375	387
Cia. Brasil de Bebidas AmBev	10.500%	12/15/11	1,300	1,495
Cia. Brasil de Bebidas AmBev	8.750%	9/15/13	1,050	1,198
Clorox Co.	4.200%	1/15/10	2,650	2,692
Coca-Cola Co.	3.625%	3/15/14	3,075	3,120
Coca-Cola Enterprises Inc.	3.750%	3/1/12	2,000	2,066
Coca-Cola Enterprises Inc.	5.000%	8/15/13	2,300	2,417
Coca-Cola Enterprises Inc.	7.375%	3/3/14	2,875	3,292
Coca-Cola HBC Finance BV	5.125%	9/17/13	1,800	1,781
Colgate-Palmolive Co.	5.980%	4/25/12	1,250	1,373
ConAgra Foods, Inc.	7.875%	9/15/10	106	113
ConAgra Foods, Inc.	6.750%	9/15/11	41	44
ConAgra Foods, Inc.	5.875%	4/15/14	450	479
Covidien International	5.450%	10/15/12	2,425	2,562
Delhaize America Inc.	5.875%	2/1/14	400	409
Diageo Capital PLC	5.200%	1/30/13	5,036	5,277
Diageo Capital PLC	7.375%	1/15/14	3,000	3,418
Diageo Finance BV	3.875%	4/1/11	3,500	3,589
Dr. Pepper Snapple Group	6.120%	5/1/13	325	341
Eli Lilly & Co.	3.550%	3/6/12	3,400	3,532
Eli Lilly & Co.	6.000%	3/15/12	2,775	3,053
Eli Lilly & Co.	4.200%	3/6/14	525	542
Express Scripts Inc.	6.250%	6/15/14	2,850	3,012
Express Scripts, Inc.	5.250%	6/15/12	2,850	2,943
Fortune Brands Inc.	5.125%	1/15/11	3,150	3,165
Fortune Brands Inc.	6.375%	6/15/14	1,375	1,369
Genentech Inc.	4.400%	7/15/10	850	878
General Mills, Inc.	6.000%	2/15/12	1,300	1,398
General Mills, Inc.	5.650%	9/10/12	3,050	3,288
General Mills, Inc.	5.250%	8/15/13	7,325	7,672
GlaxoSmithKline Capital Inc.	4.850%	5/15/13	9,550	10,016
GlaxoSmithKline Capital Inc.	4.375%	4/15/14	2,100	2,147
H.J. Heinz Co.	5.350%	7/15/13	1,300	1,348
H.J. Heinz Finance Co.	6.625%	7/15/11	2,500	2,656
H.J. Heinz Finance Co.	6.000%	3/15/12	1,500	1,587
Hospira, Inc.	5.900%	6/15/14	675	668
Johnson & Johnson	5.150%	8/15/12	5,950	6,550
Johnson & Johnson	3.800%	5/15/13	1,525	1,590
Kellogg Co.	6.600%	4/1/11	5,850	6,290
Kellogg Co.	4.250%	3/6/13	4,175	4,304
Kimberly-Clark Corp.	5.625%	2/15/12	2,075	2,219
Kraft Foods, Inc.	4.125%	11/12/09	1,425	1,439
Kraft Foods, Inc.	5.625%	11/1/11	5,150	5,468
Kraft Foods, Inc.	6.250%	6/1/12	7,525	8,124
Kraft Foods, Inc.	5.250%	10/1/13	3,200	3,337
Kraft Foods, Inc.	6.750%	2/19/14	450	497
Kroger Co.	8.050%	2/1/10	1,700	1,761

Kroger Co.	6.800%	4/1/11	1,000	1,065
Kroger Co.	6.750%	4/15/12	3,050	3,309
Kroger Co.	6.200%	6/15/12	2,525	2,702
Kroger Co.	5.500%	2/1/13	1,425	1,486
Kroger Co.	5.000%	4/15/13	1,550	1,588
Laboratory Corp. of America	5.500%	2/1/13	875	863
McKesson Corp.	7.750%	2/1/12	1,475	1,616
McKesson Corp.	5.250%	3/1/13	2,025	2,076
Medco Health Solutions	6.125%	3/15/13	1,450	1,500
Medco Health Solutions	7.250%	8/15/13	800	854
Medtronic Inc.	4.500%	3/15/14	1,075	1,129
Merck & Co.	1.875%	6/30/11	4,100	4,125
Merck & Co.	5.125%	11/15/11	1,850	1,996
Molson Coors Capital Finance	4.850%	9/22/10	300	305
Newell Rubbermaid, Inc.	5.500%	4/15/13	2,500	2,408
Novartis Capital Corp.	4.125%	2/10/14	7,450	7,670
PepsiAmericas Inc.	5.750%	7/31/12	800	858
PepsiAmericas Inc.	4.375%	2/15/14	1,675	1,692
PepsiCo, Inc.	5.150%	5/15/12	3,250	3,514
PepsiCo, Inc.	4.650%	2/15/13	3,025	3,185
PepsiCo, Inc.	3.750%	3/1/14	3,075	3,143
Pfizer, Inc.	4.450%	3/15/12	16,800	17,674
Pfizer, Inc.	4.500%	2/15/14	925	970
Philip Morris International Inc.	4.875%	5/16/13	5,525	5,790
Philip Morris International Inc.	6.875%	3/17/14	3,825	4,285
Philips Electronics NV	4.625%	3/11/13	1,450	1,484
Procter & Gamble Co.	4.600%	1/15/14	6,975	7,343
Reynolds American, Inc.	7.250%	6/1/12	3,850	3,965
Reynolds American, Inc.	7.250%	6/1/13	1,500	1,534
Safeway, Inc.	4.950%	8/16/10	875	898
Safeway, Inc.	6.500%	3/1/11	2,625	2,787
Safeway, Inc.	5.800%	8/15/12	3,050	3,253
Safeway, Inc.	6.250%	3/15/14	3,000	3,228
Sara Lee Corp.	6.250%	9/15/11	2,500	2,649
Schering-Plough Corp.	5.550%	12/1/13	2,875	3,091
Sysco Corp.	4.200%	2/12/13	600	614
Unilever Capital Corp.	7.125%	11/1/10	4,550	4,864
Unilever Capital Corp.	3.650%	2/15/14	1,350	1,373
UST, Inc.	6.625%	7/15/12	1,000	1,069
Whirlpool Corp.	5.500%	3/1/13	4,225	4,038
Whirlpool Corp.	8.600%	5/1/14	1,100	1,146
Wyeth	6.950%	3/15/11	5,750	6,230
Wyeth	5.500%	3/15/13	5,600	5,969
Wyeth	5.500%	2/1/14	2,750	2,958
Energy (1.2%)
Amerada Hess Corp.	6.650%	8/15/11	2,500	2,661
Anadarko Finance Co.	6.750%	5/1/11	3,375	3,542
Anadarko Petroleum Corp.	5.750%	6/15/14	900	916
Apache Corp.	6.250%	4/15/12	1,000	1,084
Apache Corp.	5.250%	4/15/13	1,500	1,582
Apache Corp.	6.000%	9/15/13	1,675	1,821
BP Capital Markets PLC	3.125%	3/10/12	5,275	5,389
BP Capital Markets PLC	5.250%	11/7/13	7,850	8,433

BP Capital Markets PLC	3.625%	5/8/14	5,500	5,529
Burlington Resources, Inc.	6.680%	2/15/11	2,000	2,137
Burlington Resources, Inc.	6.500%	12/1/11	500	548
Canadian Natural Resources	6.700%	7/15/11	2,500	2,667
Canadian Natural Resources	5.450%	10/1/12	3,550	3,710
Canadian Natural Resources	5.150%	2/1/13	500	510
Chevron Corp.	3.450%	3/3/12	4,400	4,540
Chevron Corp.	3.950%	3/3/14	6,050	6,235
Conoco Funding Co.	6.350%	10/15/11	11,375	12,388
ConocoPhillips	4.750%	2/1/14	4,200	4,368
ConocoPhillips Canada Funding Co I	5.300%	4/15/12	1,700	1,816
Devon Financing Corp.	6.875%	9/30/11	7,800	8,492
EnCana Corp.	6.300%	11/1/11	1,500	1,610
EnCana Corp.	4.750%	10/15/13	1,125	1,144
EnCana Holdings Finance Corp.	5.800%	5/1/14	3,250	3,438
EOG Resources Inc.	6.125%	10/1/13	1,200	1,301
Halliburton Co.	5.500%	10/15/10	1,500	1,574
Husky Energy Inc.	6.250%	6/15/12	1,000	1,010
Husky Energy Inc.	5.900%	6/15/14	2,200	2,295
Kerr McGee Corp.	6.875%	9/15/11	1,425	1,496
Marathon Oil Corp.	6.125%	3/15/12	700	740
Marathon Oil Corp.	6.000%	7/1/12	900	949
Occidental Petroleum	4.250%	3/15/10	2,560	2,623
Petro-Canada	4.000%	7/15/13	3,210	3,109
Shell International Finance BV	5.625%	6/27/11	1,950	2,093
Shell International Finance BV	4.950%	3/22/12	700	751
Shell International Finance BV	4.000%	3/21/14	8,075	8,283
Statoilhydro ASA	3.875%	4/15/14	1,150	1,164
Transocean Inc.	5.250%	3/15/13	3,400	3,526
Valero Energy Corp.	6.875%	4/15/12	3,000	3,175
Weatherford International Inc.	5.950%	6/15/12	2,250	2,341
Weatherford International Inc.	5.150%	3/15/13	4,175	4,177
XTO Energy, Inc.	5.000%	8/1/10	1,000	1,026
XTO Energy, Inc.	5.900%	8/1/12	8,850	9,419
Technology (0.9%)
Analog Devices Inc.	5.000%	7/1/14	850	854
Arrow Electronics, Inc.	6.875%	7/1/13	800	821
Cisco Systems Inc.	5.250%	2/22/11	10,000	10,591
Computer Sciences Corp.	5.500%	3/15/13	725	723
Dell Inc.	3.375%	6/15/12	2,900	2,955
Dell Inc.	4.700%	4/15/13	1,550	1,605
Dun & Bradstreet Corp.	6.000%	4/1/13	1,700	1,718
Electronic Data Systems	6.000%	8/1/13	2,450	2,653
Fiserv, Inc.	6.125%	11/20/12	3,000	3,118
Hewlett-Packard Co.	2.250%	5/27/11	200	202
Hewlett-Packard Co.	6.500%	7/1/12	1,025	1,139
Hewlett-Packard Co.	4.500%	3/1/13	20,975	21,881
Hewlett-Packard Co.	6.125%	3/1/14	1,950	2,147
Hewlett-Packard Co.	4.750%	6/2/14	3,300	3,447
IBM International Group Capital	5.050%	10/22/12	16,600	17,851
International Business Machines Corp.	4.950%	3/22/11	2,325	2,458
Intuit Inc.	5.400%	3/15/12	950	967
Lexmark International Inc.	5.900%	6/1/13	1,050	1,008

	Microsoft Corp.	2.950%	6/1/14	1,775	1,764
	Motorola, Inc.	7.625%	11/15/10	390	397
	Motorola, Inc.	8.000%	11/1/11	925	934
	Motorola, Inc.	5.375%	11/15/12	3,500	3,271
	Oracle Corp.	5.000%	1/15/11	6,150	6,439
	Oracle Corp.	4.950%	4/15/13	3,400	3,574
	Oracle Corp.	3.750%	7/8/14	3,100	3,100
	Pitney Bowes, Inc.	4.625%	10/1/12	2,000	2,059
	Tyco Electronics Group	6.000%	10/1/12	950	933
	Xerox Corp.	6.875%	8/15/11	1,025	1,060
	Xerox Corp.	5.500%	5/15/12	11,750	11,714
	Transportation (0.3%)
	Burlington Northern Santa Fe Corp.	7.125%	12/15/10	1,500	1,591
	Burlington Northern Santa Fe Corp.	6.750%	7/15/11	2,500	2,693
	Burlington Northern Santa Fe Corp.	5.900%	7/1/12	1,050	1,120
	CSX Corp.	6.300%	3/15/12	2,000	2,089
	Delta Air Lines, Inc.	7.111%	9/18/11	4,327	4,078
	Norfolk Southern Corp.	6.750%	2/15/11	2,925	3,084
	Ryder System Inc.	5.950%	5/2/11	850	849
	Ryder System Inc.	6.000%	3/1/13	1,500	1,465
	Ryder System Inc.	5.850%	3/1/14	1,350	1,290
	Southwest Airlines Co.	6.500%	3/1/12	3,225	3,347
	Union Pacific Corp.	6.650%	1/15/11	2,000	2,109
	Union Pacific Corp.	6.500%	4/15/12	4,750	5,063
	Union Pacific Corp.	5.375%	5/1/14	1,100	1,128
	United Parcel Service of America	3.875%	4/1/14	4,625	4,774
					1,334,691
Utilities (1.8%)
	Electric (1.4%)
	Arizona Public Service Co.	5.800%	6/30/14	500	501
	Carolina Power & Light Co.	6.500%	7/15/12	1,000	1,089
	CenterPoint Energy Houston	5.700%	3/15/13	700	704
	CenterPoint Energy Houston	5.750%	1/15/14	500	515
	CenterPoint Energy Houston	7.000%	3/1/14	2,725	2,956
	Cincinnati Gas & Electric Co.	5.700%	9/15/12	2,400	2,413
	Commonwealth Edison Co.	6.150%	3/15/12	3,275	3,469
	Consolidated Edison Co. of New York	4.875%	2/1/13	4,000	4,137
	Constellation Energy Group, Inc.	6.125%	9/1/09	875	878
	Constellation Energy Group, Inc.	7.000%	4/1/12	2,300	2,394
	Consumers Energy Co.	5.000%	2/15/12	1,250	1,282
	Consumers Energy Co.	5.375%	4/15/13	750	759
	Dayton Power & Light	5.125%	10/1/13	1,875	1,972
	Detroit Edison Co.	6.125%	10/1/10	1,000	1,037
	Dominion Resources, Inc.	4.750%	12/15/10	2,125	2,201
	Dominion Resources, Inc.	5.000%	3/15/13	1,500	1,544
3	Dominion Resources, Inc.	6.300%	9/30/66	3,400	2,282
	DTE Energy Co.	7.050%	6/1/11	1,000	1,047
	Duke Energy Carolinas LLC	5.750%	11/15/13	1,500	1,617
	Duke Energy Corp.	6.250%	1/15/12	3,500	3,764
	Duke Energy Corp.	6.300%	2/1/14	5,825	6,282
	Energy East Corp.	6.750%	6/15/12	1,750	1,902
	Enersis S.A.	7.375%	1/15/14	1,000	1,070
	Entergy Arkansas Inc.	5.400%	8/1/13	1,000	1,004

Exelon Corp.	6.750%	5/1/11	1,000	1,041
Exelon Generation Co. LLC	6.950%	6/15/11	1,500	1,590
Exelon Generation Co. LLC	5.350%	1/15/14	1,000	1,007
FirstEnergy Corp.	6.450%	11/15/11	6,875	7,202
Florida Power & Light Co.	4.850%	2/1/13	250	261
Florida Power Corp.	4.500%	6/1/10	1,150	1,183
FPL Group Capital, Inc.	5.625%	9/1/11	3,575	3,842
FPL Group Capital, Inc.	5.350%	6/15/13	400	424
Georgia Power Co.	6.000%	11/1/13	2,000	2,187
Metropolitan Edison	4.875%	4/1/14	1,000	985
MidAmerican Energy Co.	5.650%	7/15/12	1,150	1,242
MidAmerican Energy Co.	5.125%	1/15/13	2,000	2,081
MidAmerican Energy Holdings Co.	5.000%	2/15/14	600	625
National Rural Utilities Cooperative Finance Corp.	4.375%	10/1/10	3,350	3,430
National Rural Utilities Cooperative Finance Corp.	7.250%	3/1/12	975	1,063
National Rural Utilities Cooperative Finance Corp.	5.500%	7/1/13	10,250	10,721
NiSource Finance Corp.	6.150%	3/1/13	1,975	1,976
NSTAR Electric Co.	4.875%	10/15/12	1,925	1,984
NStar Electric Co.	4.875%	4/15/14	1,500	1,571
Ohio Power Co.	5.750%	9/1/13	1,575	1,605
Oncor Electric Delivery Co.	6.375%	5/1/12	1,950	2,060
Pacific Gas & Electric Co.	4.200%	3/1/11	1,100	1,136
Pacific Gas & Electric Co.	4.800%	3/1/14	6,200	6,506
PacifiCorp	6.900%	11/15/11	3,650	4,064
Pepco Holdings, Inc.	6.450%	8/15/12	2,000	2,078
PPL Energy Supply LLC	6.400%	11/1/11	1,000	1,047
PPL Energy Supply LLC	6.300%	7/15/13	950	1,000
Progress Energy, Inc.	7.100%	3/1/11	11,118	11,846
Progress Energy, Inc.	6.850%	4/15/12	775	843
PSE&G Power LLC	7.750%	4/15/11	1,950	2,086
PSE&G Power LLC	6.950%	6/1/12	4,775	5,238
PSI Energy Inc.	5.000%	9/15/13	1,125	1,166
Public Service Co. of Colorado	7.875%	10/1/12	4,625	5,352
Public Service Co. of Colorado	5.500%	4/1/14	1,000	1,085
Public Service Electric & Gas	5.375%	9/1/13	2,000	2,109
SCANA Corp.	6.875%	5/15/11	1,500	1,564
Southern California Edison Co.	5.000%	1/15/14	2,000	2,104
Southern Co.	5.300%	1/15/12	2,550	2,681
Southern Co.	4.150%	5/15/14	800	806
Southern Power Co.	6.250%	7/15/12	1,000	1,078
Tampa Electric Co.	6.875%	6/15/12	1,000	1,070
Tampa Electric Co.	6.375%	8/15/12	2,000	2,119
Virginia Electric & Power Co.	5.100%	11/30/12	6,825	7,214
Wisconsin Electric Power Co.	6.000%	4/1/14	675	739
Wisconsin Energy Corp.	6.500%	4/1/11	4,595	4,884
Natural Gas (0.4%)
AGL Capital Corp.	7.125%	1/14/11	500	522
CenterPoint Energy Resources	7.875%	4/1/13	1,500	1,598
Consolidated Natural Gas Co.	6.250%	11/1/11	1,000	1,072
Duke Energy Field Services	7.875%	8/16/10	4,000	4,175

	Energy Transfer Partners LP	5.650%	8/1/12	1,250	1,283
	Energy Transfer Partners LP	6.000%	7/1/13	1,500	1,544
6	Enron Corp.	9.125%	4/1/03	2,000	7
6	Enron Corp.	7.625%	9/10/04	1,000	4
	Enterprise Products Operating LP	4.950%	6/1/10	5,325	5,397
	Enterprise Products Operating LP	4.600%	8/1/12	750	753
	Enterprise Products Operating LP	5.650%	4/1/13	2,200	2,253
6	HNG Internorth	9.625%	3/15/06	1,500	5
	KeySpan Corp.	7.625%	11/15/10	1,500	1,596
	Kinder Morgan Energy Partners LP	6.750%	3/15/11	1,225	1,292
	Kinder Morgan Energy Partners LP	7.125%	3/15/12	550	590
	Kinder Morgan Energy Partners LP	5.850%	9/15/12	3,000	3,145
	ONEOK Inc.	7.125%	4/15/11	2,000	2,100
	ONEOK Partners, LP	5.900%	4/1/12	3,400	3,592
	Reliant Energy Resources	7.750%	2/15/11	2,500	2,658
	Sempra Energy	6.000%	2/1/13	2,525	2,635
	Spectra Energy Capital LLC	6.250%	2/15/13	3,325	3,479
	Teppco Partners, LP	5.900%	4/15/13	1,150	1,145
	TransCanada PipeLines Ltd.	4.000%	6/15/13	1,650	1,674
	Transcontinental Gas Pipe Line Corp.	7.000%	8/15/11	650	689
	Valero Logistics	6.050%	3/15/13	2,000	1,937
	Williams Cos., Inc.	7.125%	9/1/11	2,125	2,173
	Williams Cos., Inc.	8.125%	3/15/12	2,100	2,168
					214,200
Total Corporate Bonds (Cost $2,996,341)					3,063,700
Sovereign Bonds (U.S. Dollar-Denominated) (6.3%)
	African Development Bank	3.000%	5/27/14	2,700	2,648
	Asian Development Bank	2.125%	3/15/12	3,350	3,367
	Asian Development Bank	4.500%	9/4/12	5,000	5,257
	Asian Development Bank	3.625%	9/5/13	5,850	6,011
	Asian Development Bank	2.750%	5/21/14	9,050	8,886
	Canada Mortgage & Housing Corp.	4.800%	10/1/10	1,500	1,550
	Canada Mortgage & Housing Corp.	5.000%	9/1/11	4,000	4,247
	Corp. Andina de Fomento	6.875%	3/15/12	2,300	2,430
	Corp. Andina de Fomento	5.200%	5/21/13	2,575	2,589
	Eksportfinans	5.125%	10/26/11	6,000	6,358
	European Bank for Reconstruction & Development	1.250%	6/10/11	3,200	3,192
	European Bank for Reconstruction & Development	5.000%	5/19/14	3,400	3,615
	European Investment Bank	4.125%	9/15/10	3,600	3,739
	European Investment Bank	4.625%	9/15/10	19,750	20,577
	European Investment Bank	3.250%	2/15/11	15,425	15,832
	European Investment Bank	2.625%	5/16/11	3,800	3,872
	European Investment Bank	5.250%	6/15/11	12,975	13,882
	European Investment Bank	3.125%	7/15/11	16,425	16,978
	European Investment Bank	3.250%	10/14/11	4,775	4,952
	European Investment Bank	2.625%	11/15/11	10,450	10,702
	European Investment Bank	2.000%	2/10/12	21,250	21,227
	European Investment Bank	4.625%	3/21/12	8,700	9,314
	European Investment Bank	3.250%	5/15/13	1,050	1,058
	European Investment Bank	4.250%	7/15/13	16,950	17,722
	European Investment Bank	4.625%	5/15/14	4,350	4,612

	European Investment Bank	3.125%	6/4/14	13,450	13,359
	Export Development Canada	3.750%	7/15/11	2,575	2,677
	Export Development Canada	2.625%	11/15/11	3,300	3,367
	Export Development Canada	2.375%	3/19/12	3,875	3,903
	Export Development Canada	4.500%	10/25/12	7,500	7,781
	Export Development Canada	3.125%	4/24/14	3,050	3,037
	Export-Import Bank of Korea	5.125%	2/14/11	600	609
	Export-Import Bank of Korea	5.500%	10/17/12	7,850	8,052
	Export-Import Bank of Korea	8.125%	1/21/14	4,550	4,954
	Federation of Malaysia	7.500%	7/15/11	3,725	4,076
	Federative Republic of Brazil	9.250%	10/22/10	8,225	8,986
	Federative Republic of Brazil	11.000%	1/11/12	3,875	4,594
	Financement Quebec	5.000%	10/25/12	2,000	2,086
	Hydro Quebec	6.300%	5/11/11	2,500	2,649
	Hydro Quebec	8.000%	2/1/13	2,000	2,258
	Inter-American Development Bank	5.000%	4/5/11	5,000	5,287
	Inter-American Development Bank	1.500%	6/23/11	3,000	3,006
	Inter-American Development Bank	3.250%	11/15/11	4,500	4,660
	Inter-American Development Bank	4.750%	10/19/12	12,500	13,396
	Inter-American Development Bank	3.500%	3/15/13	3,000	3,086
	Inter-American Development Bank	3.000%	4/22/14	2,650	2,602
	International Bank for Reconstruction & Development	2.000%	4/2/12	21,600	21,445
	International Bank for Reconstruction & Development	3.625%	5/21/13	5,500	5,658
	International Finance Corp.	5.125%	5/2/11	7,100	7,593
	International Finance Corp.	3.000%	4/22/14	7,525	7,496
	Japan Bank International	4.750%	5/25/11	2,150	2,208
	Japan Bank International	4.375%	11/26/12	2,200	2,227
	Japan Bank International	4.250%	6/18/13	6,150	6,308
	Japan Finance Corp.	2.000%	6/24/11	4,100	4,100
	Japan Finance Organization for Munis.	5.875%	3/14/11	2,000	2,137
	Korea Development Bank	5.300%	1/17/13	4,650	4,577
	Korea Development Bank	5.750%	9/10/13	5,525	5,591
	Korea Development Bank	8.000%	1/23/14	5,000	5,410
5	Kreditanstalt fur Wiederaufbau	3.125%	11/15/10	6,050	6,211
	Kreditanstalt fur Wiederaufbau	3.250%	2/15/11	15,000	15,484
	Kreditanstalt fur Wiederaufbau	1.875%	3/15/11	7,950	8,043
	Kreditanstalt fur Wiederaufbau	3.750%	6/27/11	8,825	9,221
	Kreditanstalt fur Wiederaufbau	3.250%	10/14/11	10,950	11,345
	Kreditanstalt fur Wiederaufbau	2.000%	1/17/12	9,425	9,491
	Kreditanstalt fur Wiederaufbau	2.250%	4/16/12	7,000	7,063
	Kreditanstalt fur Wiederaufbau	4.750%	5/15/12	21,700	23,309
	Kreditanstalt fur Wiederaufbau	3.250%	3/15/13	13,025	13,195
	Kreditanstalt fur Wiederaufbau	3.500%	5/16/13	12,375	12,633
	Kreditanstalt fur Wiederaufbau	4.000%	10/15/13	6,125	6,388
	Kreditanstalt fur Wiederaufbau	3.500%	3/10/14	7,925	8,088
	Landeskreditbank Baden-Wuerttemberg – Foerderbank	4.250%	9/15/10	3,500	3,584
	Landeskreditbank Baden-Wuerttemberg – Foerderbank	4.875%	1/13/12	1,500	1,576
	Landwirtschaftliche Rentenbank	4.875%	2/14/11	6,000	6,132
	Landwirtschaftliche Rentenbank	5.250%	7/15/11	3,500	3,622

	Landwirtschaftliche Rentenbank	5.250%	7/2/12	9,600	10,066
	Landwirtschaftliche Rentenbank	3.250%	3/15/13	2,100	2,080
	Mass Transit Railway Corp.	7.500%	11/8/10	1,500	1,601
	Nordic Investment Bank	3.875%	6/15/10	3,750	3,795
	Nordic Investment Bank	4.500%	9/13/10	5,000	5,168
	Nordic Investment Bank	3.125%	2/15/11	6,000	6,096
	Oesterreichische Kontrollbank	2.875%	3/15/11	1,000	1,013
	Oesterreichische Kontrollbank	3.125%	10/14/11	4,825	4,939
	Oesterreichische Kontrollbank	4.750%	11/8/11	13,500	13,938
	Oesterreichische Kontrollbank	4.750%	10/16/12	7,725	8,018
	Ontario Electricity Financial Corp.	7.450%	3/31/13	1,000	1,128
	Pemex Project Funding Master Trust	9.125%	10/13/10	2,500	2,687
^	Petrobras International Finance Co.	9.125%	7/2/13	2,500	2,994
	Province of Ontario	3.125%	9/8/10	3,975	4,054
	Province of Ontario	2.750%	2/22/11	3,900	3,925
	Province of Ontario	3.375%	5/20/11	950	968
	Province of Ontario	5.000%	10/18/11	12,450	13,123
	Province of Ontario	2.625%	1/20/12	2,375	2,371
	Province of Ontario	4.100%	6/16/14	15,600	15,896
	Province of Quebec	6.125%	1/22/11	4,200	4,420
	Province of Quebec	4.875%	5/5/14	2,100	2,199
	Province of Saskatchewan	7.375%	7/15/13	1,000	1,155
	Republic of Chile	7.125%	1/11/12	2,650	2,944
	Republic of Chile	5.500%	1/15/13	3,550	3,807
	Republic of Italy	6.000%	2/22/11	5,775	5,995
	Republic of Italy	3.500%	7/15/11	2,925	2,973
	Republic of Italy	5.625%	6/15/12	16,600	17,830
	Republic of Korea	4.250%	6/1/13	3,225	3,169
	Republic of Korea	5.750%	4/16/14	4,800	4,919
	Republic of Peru	9.125%	2/21/12	2,500	2,850
	Republic of Poland	6.250%	7/3/12	2,600	2,760
	Republic of Poland	5.250%	1/15/14	3,975	4,064
	Republic of South Africa	7.375%	4/25/12	2,500	2,675
	Republic of South Africa	6.500%	6/2/14	3,300	3,453
	State of Israel	4.625%	6/15/13	2,350	2,437
	State of Israel	5.125%	3/1/14	2,000	2,073
	Swedish Export Credit Corp.	4.000%	6/15/10	2,175	2,198
	Swedish Export Credit Corp.	4.500%	9/27/10	8,350	8,650
	United Mexican States	8.375%	1/14/11	5,900	6,493
	United Mexican States	7.500%	1/14/12	2,100	2,310
	United Mexican States	6.375%	1/16/13	5,400	5,810
	United Mexican States	5.875%	1/15/14	2,825	2,972
	United Mexican States	5.875%	2/17/14	7,075	7,420
Total Sovereign Bonds (Cost $710,254)					728,613

Taxable Municipal Bonds (0.0%)
California GO		5.250%	4/1/14	1,800	1,762
California GO		5.650%	4/1/39	2,250	2,225
Stanford Univ.		3.625%	5/1/14	1,600	1,613
Total Taxable Municipal Bonds (Cost $5,668)					5,600
					Market
					Value
		Coupon		Shares	($000)
Temporary Cash Investment (1.0%)
Money Market Fund (1.0%)
7,8	Vanguard Market Liquidity Fund (Cost $115,317)	0.395%		115,316,912	115,317
Total Investments (99.7%) (Cost $11,378,384)					11,574,871
Other Assets and Liabilities—Net (0.3%)[8]					31,422
Net Assets (100%)					11,606,293

^	Part of security position is on loan to broker-dealers. The total value of securities on loan is $659,000.
1	The issuer operates under a congressional charter; its securities are not backed by the full faith and credit of the U.S. government.
2

Security exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At June 30, 2009, the aggregate value of these securities was $59,769,000, representing 0.5% of net assets.

3	The average or expected maturity is shorter than the final maturity shown because of the possibility of interim principal payments and prepayments or the possibility of the issue being called.
4	Adjustable-rate security.
5	Guaranteed by the Federal Deposit Insurance Corporation (FDIC) as part of the Temporary Liquidity Guarantee Program.
6	Non-Income Producing; Defaulted Bond.
7	Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.

8 Includes $673,000 of collateral received for securities on loan.

GO—General Obligation Bond.

Vanguard® Intermediate-Term Bond Index Fund

Schedule of Investments

June 30, 2009

			Face	Market
		Maturity	Amount	Value
	Coupon	Date	($000)	($000)
U.S. Government and Agency Obligations (50.9%)
U.S. Government Securities (41.1%)
U.S. Treasury Bond	11.250%	2/15/15	50,615	72,988
U.S. Treasury Bond	10.625%	8/15/15	52,910	75,926
U.S. Treasury Bond	9.875%	11/15/15	77,200	107,899
U.S. Treasury Bond	9.250%	2/15/16	41,620	57,000
U.S. Treasury Bond	7.250%	5/15/16	44,750	56,105
U.S. Treasury Bond	7.500%	11/15/16	129,345	164,976
U.S. Treasury Bond	8.750%	5/15/17	98,070	134,264
U.S. Treasury Bond	8.875%	8/15/17	80,285	110,994
U.S. Treasury Bond	9.125%	5/15/18	27,995	40,094
U.S. Treasury Bond	8.875%	2/15/19	51,850	73,935
U.S. Treasury Note	3.125%	11/30/09	780	789
U.S. Treasury Note	1.250%	11/30/10	1,980	1,995
U.S. Treasury Note	1.125%	6/30/11	150	150
U.S. Treasury Note	1.500%	12/31/13	3,025	2,914
U.S. Treasury Note	1.750%	1/31/14	12,200	11,861
U.S. Treasury Note	4.000%	2/15/14	5,745	6,150
U.S. Treasury Note	1.875%	2/28/14	21,450	20,900
U.S. Treasury Note	1.750%	3/31/14	7,820	7,566
U.S. Treasury Note	1.875%	4/30/14	3,875	3,761
U.S. Treasury Note	4.750%	5/15/14	130,765	144,209
U.S. Treasury Note	2.250%	5/31/14	44,750	44,163
U.S. Treasury Note	4.250%	8/15/14	3,545	3,824
U.S. Treasury Note	4.000%	2/15/15	130,850	139,049
U.S. Treasury Note	4.125%	5/15/15	61,095	65,200
U.S. Treasury Note	4.250%	8/15/15	73,425	78,748
U.S. Treasury Note	4.500%	11/15/15	29,950	32,589
U.S. Treasury Note	4.500%	2/15/16	51,665	56,040
U.S. Treasury Note	2.625%	2/29/16	55,775	54,128
U.S. Treasury Note	2.375%	3/31/16	34,375	32,753
U.S. Treasury Note	2.625%	4/30/16	1,200	1,160
U.S. Treasury Note	5.125%	5/15/16	100,950	113,221
U.S. Treasury Note	3.250%	5/31/16	119,100	119,584
U.S. Treasury Note	3.250%	6/30/16	59,275	59,461
U.S. Treasury Note	4.875%	8/15/16	112,255	124,112
U.S. Treasury Note	4.625%	11/15/16	2,375	2,587
U.S. Treasury Note	4.625%	2/15/17	160,290	174,391
U.S. Treasury Note	4.500%	5/15/17	165,545	178,608
U.S. Treasury Note	4.750%	8/15/17	117,075	128,325
U.S. Treasury Note	4.250%	11/15/17	81,655	86,606
U.S. Treasury Note	3.500%	2/15/18	147,575	148,313
U.S. Treasury Note	3.875%	5/15/18	73,150	75,367
U.S. Treasury Note	4.000%	8/15/18	112,550	116,736
U.S. Treasury Note	3.750%	11/15/18	221,210	224,977
U.S. Treasury Note	2.750%	2/15/19	176,010	164,818

	U.S. Treasury Note	3.125%	5/15/19	228,575	221,005
					3,540,241
Agency Bonds and Notes (9.8%)
	Agency for International Development - Egypt (U.S.
	Government Guaranteed)	4.450%	9/15/15	6,825	7,129
1	Federal Farm Credit Bank	4.875%	12/16/15	12,450	13,335
1	Federal Farm Credit Bank	5.125%	8/25/16	13,700	14,889
1	Federal Farm Credit Bank	4.875%	1/17/17	5,750	6,152
1	Federal Home Loan Bank	5.250%	6/18/14	150	165
1	Federal Home Loan Bank	5.500%	8/13/14	40,075	44,690
1	Federal Home Loan Bank	5.000%	12/21/15	12,260	13,221
1	Federal Home Loan Bank	5.375%	5/18/16	4,950	5,475
1	Federal Home Loan Bank	5.625%	6/13/16	4,325	4,128
1	Federal Home Loan Bank	5.125%	10/19/16	6,400	6,949
1	Federal Home Loan Bank	4.750%	12/16/16	29,500	31,622
1	Federal Home Loan Bank	4.875%	5/17/17	24,225	26,017
1	Federal Home Loan Bank	5.000%	11/17/17	25,700	27,579
1	Federal Home Loan Bank	5.375%	8/15/18	6,000	6,513
1	Federal Home Loan Bank	5.375%	5/15/19	5,250	5,706
1	Federal Home Loan Mortgage Corp.	5.000%	7/15/14	29,050	31,903
1	Federal Home Loan Mortgage Corp.	4.500%	1/15/15	27,950	29,940
1	Federal Home Loan Mortgage Corp.	5.050%	1/26/15	4,700	5,145
1	Federal Home Loan Mortgage Corp.	4.750%	1/19/16	18,425	19,774
1	Federal Home Loan Mortgage Corp.	5.250%	4/18/16	16,500	18,201
1	Federal Home Loan Mortgage Corp.	5.500%	7/18/16	52,000	58,238
1	Federal Home Loan Mortgage Corp.	5.125%	10/18/16	20,725	22,709
1	Federal Home Loan Mortgage Corp.	5.000%	2/16/17	22,000	24,007
1	Federal Home Loan Mortgage Corp.	5.125%	11/17/17	39,500	43,298
1	Federal Home Loan Mortgage Corp.	4.875%	6/13/18	29,750	32,075
1	Federal Home Loan Mortgage Corp.	5.000%	12/14/18	11,900	11,202
1	Federal Home Loan Mortgage Corp.	3.750%	3/27/19	15,400	15,159
1	Federal National Mortgage Assn.	4.625%	10/15/14	36,225	39,062
1	Federal National Mortgage Assn.	5.000%	4/15/15	25,000	27,385
1	Federal National Mortgage Assn.	4.375%	10/15/15	13,150	13,885
1	Federal National Mortgage Assn.	5.000%	3/15/16	13,000	14,156
1	Federal National Mortgage Assn.	5.250%	9/15/16	20,925	23,098
1	Federal National Mortgage Assn.	4.875%	12/15/16	29,900	32,312
1	Federal National Mortgage Assn.	5.000%	2/13/17	47,675	51,887
1	Federal National Mortgage Assn.	5.000%	5/11/17	26,000	28,324
1	Federal National Mortgage Assn.	5.375%	6/12/17	25,000	27,842
1	Financing Corp.	9.400%	2/8/18	1,475	2,060
1	Financing Corp.	10.350%	8/3/18	2,170	3,222
1	Financing Corp.	9.650%	11/2/18	10,145	14,622
	Private Export Funding Corp.	4.375%	3/15/19	3,500	3,561
1	Tennessee Valley Auth.	6.000%	3/15/13	6,000	6,774
1	Tennessee Valley Auth.	4.750%	8/1/13	4,000	4,328
1	Tennessee Valley Auth.	4.375%	6/15/15	7,000	7,396
1	Tennessee Valley Auth.	5.500%	7/18/17	6,200	6,774
1	Tennessee Valley Auth.	6.250%	12/15/17	2,600	3,033
1	Tennessee Valley Auth.	4.500%	4/1/18	2,375	2,422
					837,364
Total U.S. Government and Agency Obligations (Cost $4,266,969)					4,377,605
Corporate Bonds (41.1%)
Asset-Backed/Commercial Mortgage-Backed Securities (0.0%)

2	Bear Stearns Commercial Mortgage Securities, Inc.	5.610%	11/15/33	2,500	2,442
2,3	Commercial Mortgage Lease-Backed Certificates	6.746%	6/20/31	305	314
					2,756
Finance (15.7%)
	Banking (10.8%)
	ABN AMRO Bank NV	4.650%	6/4/18	1,925	1,446
	American Express Bank, FSB	6.000%	9/13/17	3,325	3,068
	American Express Centurion Bank	5.950%	6/12/17	3,275	3,045
	American Express Centurion Bank	6.000%	9/13/17	4,125	3,826
	American Express Co.	5.500%	9/12/16	1,400	1,292
	American Express Co.	6.150%	8/28/17	9,750	9,116
	American Express Co.	7.000%	3/19/18	7,425	7,224
	American Express Co.	8.125%	5/20/19	5,675	5,908
2	American Express Co.	6.800%	9/1/66	3,525	2,523
	American Express Credit Corp.	5.300%	12/2/15	2,000	1,863
	AmSouth Bank NA	5.200%	4/1/15	2,650	2,053
	Associates Corp. of North America	6.950%	11/1/18	1,150	1,045
3	Banco Bilbao Vizcaya ARG	5.750%	7/20/17	1,200	1,107
	Bank of America Corp.	5.125%	11/15/14	4,550	4,289
	Bank of America Corp.	7.750%	8/15/15	1,000	1,005
	Bank of America Corp.	5.250%	12/1/15	1,900	1,701
	Bank of America Corp.	5.750%	8/15/16	3,900	3,475
	Bank of America Corp.	5.625%	10/14/16	17,150	15,563
	Bank of America Corp.	5.420%	3/15/17	10,200	8,444
	Bank of America Corp.	6.000%	9/1/17	4,150	3,783
	Bank of America Corp.	5.750%	12/1/17	6,325	5,638
	Bank of America Corp.	5.650%	5/1/18	19,950	17,650
	Bank of America Corp.	7.625%	6/1/19	7,350	7,370
	Bank of America, NA	5.300%	3/15/17	15,550	13,287
	Bank of America, NA	6.100%	6/15/17	2,100	1,859
	Bank of New York Mellon	4.950%	3/15/15	6,125	6,102
	Bank of New York Mellon	5.450%	5/15/19	3,000	3,075
3	Bank of Scotland PLC	5.250%	2/21/17	2,225	1,824
	Bank One Corp.	4.900%	4/30/15	6,150	6,081
	Barclays Bank PLC	6.750%	5/22/19	7,500	7,486
	BB&T Corp.	5.200%	12/23/15	10,825	10,579
	BB&T Corp.	5.625%	9/15/16	50	45
	BB&T Corp.	6.850%	4/30/19	975	1,024
	Bear Stearns Co., Inc.	5.700%	11/15/14	5,650	5,814
	Bear Stearns Co., Inc.	5.300%	10/30/15	1,100	1,102
	Bear Stearns Co., Inc.	5.550%	1/22/17	12,300	11,455
	Bear Stearns Co., Inc.	6.400%	10/2/17	17,700	17,884
	Bear Stearns Co., Inc.	7.250%	2/1/18	11,550	12,248
	Capital One Bank	8.800%	7/15/19	1,800	1,830
	Capital One Financial Corp.	5.500%	6/1/15	875	808
	Capital One Financial Corp.	6.150%	9/1/16	6,325	5,550
	Capital One Financial Corp.	6.750%	9/15/17	6,550	6,148
2,3	Citicorp Lease Pass-Through Trust	8.040%	12/15/19	2,100	1,909
	Citigroup, Inc.	5.000%	9/15/14	23,394	19,613
	Citigroup, Inc.	4.700%	5/29/15	2,600	2,209
	Citigroup, Inc.	5.300%	1/7/16	10,825	9,503

	Citigroup, Inc.	5.500%	2/15/17	7,650	6,159
	Citigroup, Inc.	6.000%	8/15/17	9,750	8,525
	Citigroup, Inc.	6.125%	11/21/17	20,975	18,600
	Citigroup, Inc.	6.125%	5/15/18	8,700	7,590
	Citigroup, Inc.	8.500%	5/22/19	10,775	10,949
	Comerica Bank	5.750%	11/21/16	5,025	3,979
	Comerica Bank	5.200%	8/22/17	3,025	2,223
	Comerica Inc.	4.800%	5/1/15	1,500	1,203
	Compass Bank	6.400%	10/1/17	1,600	1,447
	Countrywide Financial Corp.	6.250%	5/15/16	3,775	3,360
	Credit Suisse First Boston USA, Inc.	4.875%	1/15/15	6,675	6,756
	Credit Suisse First Boston USA, Inc.	5.125%	8/15/15	11,250	11,492
	Credit Suisse First Boston USA, Inc.	5.850%	8/16/16	3,250	3,190
2	Credit Suisse First Boston USA, Inc.	5.860%	5/15/49	6,200	3,976
	Credit Suisse New York	6.000%	2/15/18	10,750	10,875
	Deutsche Bank AG London	6.000%	9/1/17	13,300	13,578
	Deutsche Bank Financial LLC	5.375%	3/2/15	4,050	3,944
	Fifth Third Bancorp.	4.750%	2/1/15	2,800	2,328
	Fifth Third Bancorp.	5.450%	1/15/17	3,000	2,277
	Fifth Third Bancorp.	4.500%	6/1/18	1,550	1,060
2	Fifth Third Capital Trust IV	6.500%	4/15/67	5,750	3,565
	First Tennessee Bank	5.050%	1/15/15	2,800	2,157
	Goldman Sachs Group, Inc.	5.000%	10/1/14	8,875	8,942
	Goldman Sachs Group, Inc.	5.125%	1/15/15	7,700	7,671
	Goldman Sachs Group, Inc.	5.350%	1/15/16	15,050	14,690
	Goldman Sachs Group, Inc.	5.750%	10/1/16	2,950	2,906
	Goldman Sachs Group, Inc.	5.625%	1/15/17	11,725	10,914
	Goldman Sachs Group, Inc.	6.250%	9/1/17	14,825	14,717
	Goldman Sachs Group, Inc.	5.950%	1/18/18	21,875	21,186
	Goldman Sachs Group, Inc.	6.150%	4/1/18	15,525	15,201
	Goldman Sachs Group, Inc.	7.500%	2/15/19	4,550	4,856
3	HBOS PLC	6.750%	5/21/18	925	683
	Huntington National Bank	5.500%	2/15/16	2,500	1,863
	JPMorgan Chase & Co.	5.125%	9/15/14	8,765	8,717
	JPMorgan Chase & Co.	4.750%	3/1/15	3,825	3,822
	JPMorgan Chase & Co.	5.250%	5/1/15	2,975	2,903
	JPMorgan Chase & Co.	5.150%	10/1/15	9,100	9,126
	JPMorgan Chase & Co.	5.875%	6/13/16	6,400	6,321
	JPMorgan Chase & Co.	6.125%	6/27/17	4,325	4,298
	JPMorgan Chase & Co.	6.000%	10/1/17	4,275	4,168
	JPMorgan Chase & Co.	6.000%	1/15/18	14,600	14,585
	JPMorgan Chase & Co.	6.300%	4/23/19	15,925	16,173
	KeyBank NA	5.800%	7/1/14	2,925	2,679
	KeyBank NA	4.950%	9/15/15	1,000	874
	KeyBank NA	5.450%	3/3/16	3,025	2,492
	M&I Marshall & Ilsley Bank	4.850%	6/16/15	700	516
	M&I Marshall & Ilsley Bank	5.000%	1/17/17	1,950	1,359
	Manufacturers & Traders Trust Co.	6.625%	12/4/17	5,425	5,108
2	Manufacturers & Traders Trust Co.	5.585%	12/28/20	2,400	1,830
	MBNA Corp.	5.000%	6/15/15	1,300	1,216
	Mellon Bank NA	4.750%	12/15/14	3,800	3,823
	Merrill Lynch & Co., Inc.	5.450%	7/15/14	3,950	3,759
	Merrill Lynch & Co., Inc.	5.000%	1/15/15	7,925	7,235

	Merrill Lynch & Co., Inc.	6.050%	5/16/16	7,200	6,305
	Merrill Lynch & Co., Inc.	5.700%	5/2/17	5,550	4,805
	Merrill Lynch & Co., Inc.	6.400%	8/28/17	9,750	8,621
	Merrill Lynch & Co., Inc.	6.875%	4/25/18	38,425	34,946
	Merrill Lynch & Co., Inc.	6.500%	7/15/18	4,125	3,773
	Morgan Stanley	6.000%	4/28/15	10,800	10,807
	Morgan Stanley	5.375%	10/15/15	7,050	6,827
	Morgan Stanley	5.750%	10/18/16	7,750	7,519
	Morgan Stanley	5.450%	1/9/17	10,825	10,204
	Morgan Stanley	5.550%	4/27/17	12,325	11,562
	Morgan Stanley	6.250%	8/28/17	12,000	11,827
	Morgan Stanley	5.950%	12/28/17	18,725	17,973
	Morgan Stanley	6.625%	4/1/18	11,575	11,483
	Morgan Stanley	7.300%	5/13/19	12,000	12,490
	National City Bank - Cleveland OH	5.800%	6/7/17	4,000	3,717
	National City Corp.	6.875%	5/15/19	1,700	1,634
3	Northern Rock PLC	5.625%	6/22/17	6,325	5,529
	Northern Trust Co.	6.500%	8/15/18	1,275	1,378
	PNC Bank NA	4.875%	9/21/17	2,950	2,559
	PNC Bank NA	6.000%	12/7/17	1,125	1,059
	PNC Funding Corp.	5.250%	11/15/15	3,575	3,394
	PNC Funding Corp.	5.625%	2/1/17	7,625	7,129
	PNC Funding Corp.	6.700%	6/10/19	2,400	2,473
	Regions Bank	7.500%	5/15/18	1,100	1,017
	Royal Bank of Scotland Group PLC	5.050%	1/8/15	9,400	7,492
	Royal Bank of Scotland Group PLC	4.700%	7/3/18	800	551
	Sovereign Bancorp, Inc.	8.750%	5/30/18	2,825	2,778
2,3	Standard Chartered PLC	6.409%	12/31/49	1,500	960
	State Street Bank & Trust Co.	5.300%	1/15/16	1,825	1,742
	State Street Bank & Trust Co.	5.250%	10/15/18	1,000	946
	SunTrust Bank Atlanta GA	5.000%	9/1/15	1,650	1,439
	SunTrust Bank Atlanta GA	5.200%	1/17/17	150	126
	SunTrust Bank Atlanta GA	5.450%	12/1/17	2,350	2,008
	SunTrust Bank Atlanta GA	7.250%	3/15/18	3,550	3,433
	SunTrust Banks, Inc.	6.000%	9/11/17	1,925	1,772
	Synovus Financial Corp.	5.125%	6/15/17	750	457
	UBS AG	5.875%	7/15/16	4,800	4,015
	UBS AG	5.875%	12/20/17	15,375	14,308
	UBS AG	5.750%	4/25/18	12,975	11,941
	Union Bank of California NA	5.950%	5/11/16	4,100	3,887
	US Bank NA	4.950%	10/30/14	7,125	7,479
	US Bank NA	4.800%	4/15/15	1,000	960
	Wachovia Bank NA	4.800%	11/1/14	4,425	4,245
	Wachovia Bank NA	4.875%	2/1/15	4,475	4,337
	Wachovia Bank NA	6.000%	11/15/17	5,275	5,085
	Wachovia Corp.	5.625%	10/15/16	10,900	10,218
	Wachovia Corp.	5.750%	6/15/17	11,475	11,392
	Wachovia Corp.	5.750%	2/1/18	10,450	10,321
	Wells Fargo & Co.	5.625%	12/11/17	12,775	12,590
	Wells Fargo Bank NA	4.750%	2/9/15	17,100	16,589
	Wells Fargo Bank NA	5.750%	5/16/16	5,300	5,118
	Brokerage (0.2%)
	Ameriprise Financial Inc.	5.650%	11/15/15	3,450	3,262

	Ameriprise Financial Inc.	7.300%	6/28/19	600	618
2	Ameriprise Financial Inc.	7.518%	6/1/66	2,000	1,471
	BlackRock, Inc.	6.250%	9/15/17	2,950	3,089
	Jefferies Group Inc.	5.500%	3/15/16	4,500	3,941
	Lazard Group	6.850%	6/15/17	5,525	5,073
2	Schwab Capital Trust I	7.500%	11/15/37	1,850	1,544
	Finance Companies (1.2%)
	Discover Financial Services	6.450%	6/12/17	1,500	1,199
	General Electric Capital Corp.	5.375%	10/20/16	925	925
	General Electric Capital Corp.	5.400%	2/15/17	18,750	18,265
	General Electric Capital Corp.	5.625%	9/15/17	8,200	7,882
	General Electric Capital Corp.	5.625%	5/1/18	24,325	23,185
2	General Electric Capital Corp.	6.375%	11/15/67	14,675	9,653
2	HSBC Finance Capital Trust IX	5.911%	11/30/35	3,925	2,198
	HSBC Finance Corp.	5.000%	6/30/15	25,400	23,925
	International Lease Finance Corp.	5.650%	6/1/14	5,000	3,775
	SLM Corp.	5.050%	11/14/14	1,400	1,058
	SLM Corp.	8.450%	6/15/18	14,075	11,996
	Insurance (2.5%)
	ACE INA Holdings, Inc.	5.600%	5/15/15	2,050	2,057
	ACE INA Holdings, Inc.	5.700%	2/15/17	2,400	2,382
	ACE INA Holdings, Inc.	5.800%	3/15/18	1,850	1,847
	ACE INA Holdings, Inc.	5.900%	6/15/19	1,925	1,936
	Aetna, Inc.	6.000%	6/15/16	5,250	5,170
	Aetna, Inc.	6.500%	9/15/18	1,450	1,447
	Aflac Inc.	8.500%	5/15/19	3,400	3,627
	Allied World Assurance	7.500%	8/1/16	4,575	3,894
	Allstate Corp.	5.000%	8/15/14	6,225	6,187
2	Allstate Corp.	6.125%	5/15/37	2,575	1,979
	American Financial Group	9.875%	6/15/19	1,625	1,610
	American International Group, Inc.	5.050%	10/1/15	9,675	5,140
	American International Group, Inc.	5.600%	10/18/16	875	447
	American International Group, Inc.	5.450%	5/18/17	6,425	3,341
	American International Group, Inc.	5.850%	1/16/18	12,925	6,915
3	American International Group, Inc.	8.250%	8/15/18	12,120	7,045
	Aspen Insurance Holdings Ltd.	6.000%	8/15/14	1,100	1,040
	Axis Capital Holdings Ltd.	5.750%	12/1/14	1,800	1,589
	Berkshire Hathaway Finance Corp.	4.850%	1/15/15	5,325	5,568
	Berkshire Hathaway Finance Corp.	5.400%	5/15/18	5,400	5,641
	Chubb Corp.	5.750%	5/15/18	5,600	5,887
2	Chubb Corp.	6.375%	3/29/67	5,225	4,104
	CIGNA Corp.	6.350%	3/15/18	4,050	3,561
	CNA Financial Corp.	5.850%	12/15/14	2,100	1,723
	CNA Financial Corp.	6.500%	8/15/16	3,400	2,748
	Coventry Health Care Inc.	6.300%	8/15/14	1,000	871
	Coventry Health Care Inc.	5.950%	3/15/17	3,000	2,341
	GE Global Insurance Holdings Corp.	6.450%	3/1/19	400	340
	Genworth Financial, Inc.	4.950%	10/1/15	1,450	935
	Hartford Financial Services Group, Inc.	5.500%	10/15/16	4,525	3,604
	Hartford Financial Services Group, Inc.	5.375%	3/15/17	2,200	1,685
	Hartford Financial Services Group, Inc.	6.000%	1/15/19	1,125	863
	Humana Inc.	6.450%	6/1/16	3,775	3,301
	Humana Inc.	7.200%	6/15/18	4,800	4,351

	Humana Inc.	6.300%	8/1/18	750	625
2	ING Groep NV	5.775%	12/8/49	4,325	2,465
	Lincoln National Corp.	8.750%	7/1/19	950	979
	Loews Corp.	5.250%	3/15/16	1,850	1,847
	Marsh & McLennan Cos., Inc.	5.375%	7/15/14	1,500	1,433
	Marsh & McLennan Cos., Inc.	5.750%	9/15/15	5,550	5,266
	Marsh & McLennan Cos., Inc.	9.250%	4/15/19	1,350	1,544
	MetLife, Inc.	5.000%	6/15/15	7,450	7,217
	MetLife, Inc.	6.750%	6/1/16	3,750	3,817
	MetLife, Inc.	6.817%	8/15/18	5,500	5,515
	MetLife, Inc.	7.717%	2/15/19	1,850	1,971
	Principal Financial Group, Inc.	8.875%	5/15/19	2,000	2,084
2	Progressive Corp.	6.700%	6/15/37	5,975	4,207
	Prudential Financial, Inc.	5.100%	9/20/14	5,250	4,921
	Prudential Financial, Inc.	6.200%	1/15/15	675	660
	Prudential Financial, Inc.	5.500%	3/15/16	575	523
	Prudential Financial, Inc.	6.100%	6/15/17	500	457
	Prudential Financial, Inc.	6.000%	12/1/17	5,650	5,236
	Prudential Financial, Inc.	7.375%	6/15/19	2,400	2,350
	Torchmark Corp.	6.375%	6/15/16	1,750	1,679
	Transatlantic Holdings, Inc.	5.750%	12/14/15	4,000	3,302
	Travelers Cos. Inc.	5.750%	12/15/17	3,550	3,651
	Travelers Cos. Inc.	5.800%	5/15/18	1,975	2,026
	Travelers Cos. Inc.	5.900%	6/2/19	1,075	1,114
2	Travelers Cos. Inc.	6.250%	3/15/37	3,950	3,172
	Travelers Cos., Inc.	5.500%	12/1/15	1,350	1,377
	Travelers Cos., Inc.	6.250%	6/20/16	2,025	2,145
	UnitedHealth Group, Inc.	5.000%	8/15/14	5,400	5,249
	UnitedHealth Group, Inc.	4.875%	3/15/15	3,825	3,669
	UnitedHealth Group, Inc.	6.000%	6/15/17	2,775	2,648
	UnitedHealth Group, Inc.	6.000%	11/15/17	2,400	2,283
	UnitedHealth Group, Inc.	6.000%	2/15/18	3,050	2,882
	WellPoint Inc.	5.000%	12/15/14	4,550	4,458
	WellPoint Inc.	5.250%	1/15/16	5,300	4,999
	WellPoint Inc.	5.875%	6/15/17	4,025	3,935
	Willis North America Inc.	5.625%	7/15/15	3,150	2,787
	Willis North America Inc.	6.200%	3/28/17	1,625	1,456
	XL Capital Ltd.	5.250%	9/15/14	4,025	3,375
2	XL Capital Ltd.	6.500%	12/15/49	3,950	1,935
	Other Finance (0.0%)
	XTRA Finance Corp.	5.150%	4/1/17	1,600	1,543

	Real Estate Investment Trusts (1.0%)
	Arden Realty LP	5.250%	3/1/15	1,250	1,201
	AvalonBay Communities, Inc.	5.750%	9/15/16	1,750	1,580
	Boston Properties, Inc.	5.625%	4/15/15	1,925	1,790
	Brandywine Operating Partnership	5.400%	11/1/14	2,250	1,788
	Brandywine Operating Partnership	5.700%	5/1/17	1,925	1,345
	Camden Property Trust	5.700%	5/15/17	3,300	2,947
	Duke Realty LP	5.950%	2/15/17	4,975	3,902
	ERP Operating LP	5.250%	9/15/14	4,025	3,839
	ERP Operating LP	5.125%	3/15/16	5,000	4,587
	ERP Operating LP	5.375%	8/1/16	475	434

ERP Operating LP	5.750%	6/15/17	1,675	1,551
HCP Inc.	6.700%	1/30/18	4,500	3,921
Health Care Property Investors, Inc.	6.300%	9/15/16	275	241
Health Care Property Investors, Inc.	6.000%	1/30/17	3,750	3,202
Health Care REIT, Inc.	6.200%	6/1/16	925	799
Hospitality Properties	5.125%	2/15/15	4,150	3,218
Hospitality Properties	5.625%	3/15/17	2,500	1,864
HRPT Properties Trust	6.250%	8/15/16	5,150	4,200
HRPT Properties Trust	6.250%	6/15/17	3,200	2,549
Kimco Realty Corp.	5.783%	3/15/16	1,350	1,146
Liberty Property LP	5.125%	3/2/15	5,475	4,503
National Retail Properties, Inc.	6.875%	10/15/17	3,000	2,598
ProLogis	5.625%	11/15/15	2,800	2,184
ProLogis	5.750%	4/1/16	3,000	2,280
ProLogis	5.625%	11/15/16	1,925	1,482
Realty Income Corp.	5.950%	9/15/16	1,000	878
Regency Centers LP	5.250%	8/1/15	1,000	812
Regency Centers LP	5.875%	6/15/17	3,000	2,392
Simon Property Group LP	5.625%	8/15/14	2,350	2,181
Simon Property Group LP	5.100%	6/15/15	1,800	1,634
Simon Property Group LP	5.750%	12/1/15	4,600	4,268
Simon Property Group LP	6.100%	5/1/16	1,800	1,656
Simon Property Group LP	5.250%	12/1/16	8,675	7,701
Simon Property Group LP	6.125%	5/30/18	3,225	2,936
Tanger Factory Outlet Centers, Inc.	6.150%	11/15/15	1,725	1,444
				1,355,045
Industrial (20.8%)
Basic Industry (2.3%)
Agrium Inc.	6.750%	1/15/19	2,625	2,611
Alcan, Inc.	5.000%	6/1/15	1,575	1,412
Alcoa, Inc.	5.550%	2/1/17	1,900	1,599
Alcoa, Inc.	6.750%	7/15/18	4,700	4,088
ArcelorMittal	9.000%	2/15/15	4,300	4,531
ArcelorMittal	6.125%	6/1/18	6,925	6,011
ArcelorMittal	9.850%	6/1/19	5,250	5,653
Barrick Gold Finance Inc.	4.875%	11/15/14	2,050	2,106
Barrick Gold Finance Inc.	6.950%	4/1/19	2,075	2,320
Barrick North America Finance LLC	6.800%	9/15/18	4,150	4,584
BHP Billiton Finance (USA) Ltd.	5.250%	12/15/15	2,725	2,864
BHP Billiton Finance (USA) Ltd.	5.400%	3/29/17	2,300	2,377
BHP Billiton Finance (USA) Ltd.	6.500%	4/1/19	12,650	14,061
Celulosa Arauco Constitution SA	5.625%	4/20/15	5,150	4,992
Commercial Metals Co.	6.500%	7/15/17	1,650	1,450
Commercial Metals Co.	7.350%	8/15/18	1,675	1,532
Cytec Industries Inc.	8.950%	7/1/17	1,750	1,745
Dow Chemical Co.	8.550%	5/15/19	13,550	13,659
E.I. du Pont de Nemours & Co.	5.250%	12/15/16	5,925	6,217
E.I. du Pont de Nemours & Co.	6.000%	7/15/18	8,175	8,846
Freeport-McMoRan Copper & Gold Inc.	8.250%	4/1/15	10,000	10,050
Freeport-McMoRan Copper & Gold Inc.	8.375%	4/1/17	13,800	13,903
Inco Ltd.	5.700%	10/15/15	1,675	1,625
International Paper Co.	5.300%	4/1/15	175	159
International Paper Co.	5.250%	4/1/16	2,950	2,537

	International Paper Co.	7.950%	6/15/18	8,200	7,884
	International Paper Co.	9.375%	5/15/19	2,275	2,315
	Lubrizol Corp.	5.500%	10/1/14	2,575	2,464
	Lubrizol Corp.	8.875%	2/1/19	2,250	2,487
	Monsanto Co.	5.125%	4/15/18	925	960
3	Mosaic Co.	7.375%	12/1/14	775	787
3	Mosaic Co.	7.625%	12/1/16	4,000	4,030
	Noranda, Inc.	6.000%	10/15/15	2,525	2,236
	Nucor Corp.	5.750%	12/1/17	825	864
	Nucor Corp.	5.850%	6/1/18	3,275	3,438
	Plum Creek Timber Co.	5.875%	11/15/15	1,650	1,392
	PPG Industries, Inc.	6.650%	3/15/18	3,425	3,615
	Praxair, Inc.	5.250%	11/15/14	1,850	1,999
	Praxair, Inc.	4.625%	3/30/15	2,575	2,687
	Praxair, Inc.	5.375%	11/1/16	700	721
	Praxair, Inc.	5.200%	3/15/17	1,500	1,521
	Reliance Steel & Aluminum	6.200%	11/15/16	650	520
	Rio Tinto Finance USA Ltd.	6.500%	7/15/18	13,150	13,154
	Rio Tinto Finance USA Ltd.	9.000%	5/1/19	3,125	3,456
	Rohm & Haas Co.	6.000%	9/15/17	5,825	5,142
	Vale Overseas Ltd.	6.250%	1/11/16	5,825	5,971
	Vale Overseas Ltd.	6.250%	1/23/17	4,575	4,648
	Valspar Corp.	7.250%	6/15/19	1,275	1,291
	Capital Goods (2.0%)
	Allied Waste North America Inc.	7.125%	5/15/16	4,200	4,210
	Allied Waste North America Inc.	6.875%	6/1/17	5,000	4,950
2,3	BAE Systems Asset Trust	7.156%	12/15/11	326	339
	Black & Decker Corp.	5.750%	11/15/16	1,925	1,841
	Boeing Co.	6.000%	3/15/19	2,075	2,252
	Brascan Corp.	7.125%	6/15/12	1,000	977
	Caterpillar Financial Services Corp.	4.750%	2/17/15	7,625	7,450
	Caterpillar Financial Services Corp.	4.625%	6/1/15	1,200	1,152
	Caterpillar Financial Services Corp.	5.450%	4/15/18	7,550	7,207
	Caterpillar Financial Services Corp.	7.150%	2/15/19	2,900	3,112
	Caterpillar, Inc.	7.900%	12/15/18	4,775	5,505
	Cooper Industries, Inc.	5.450%	4/1/15	1,375	1,377
	CRH America Inc.	6.000%	9/30/16	8,375	7,290
	CRH America Inc.	8.125%	7/15/18	4,425	4,288
	Danaher Corp.	5.625%	1/15/18	1,200	1,254
	Danaher Corp.	5.400%	3/1/19	1,300	1,342
	Dover Corp.	4.875%	10/15/15	2,400	2,387
	Dover Corp.	5.450%	3/15/18	900	920
	Eaton Corp.	5.600%	5/15/18	1,825	1,772
	Embraer Overseas Ltd.	6.375%	1/24/17	1,550	1,457
	Emerson Electric Co.	5.125%	12/1/16	2,500	2,577
	Emerson Electric Co.	5.375%	10/15/17	5,000	5,185
	Emerson Electric Co.	5.250%	10/15/18	850	886
	General Electric Co.	5.250%	12/6/17	19,525	19,231
	Harsco Corp.	5.750%	5/15/18	2,550	2,502
	Honeywell International, Inc.	5.400%	3/15/16	1,825	1,916
	Honeywell International, Inc.	5.300%	3/15/17	1,000	1,043
	Honeywell International, Inc.	5.300%	3/1/18	4,025	4,188
	Honeywell International, Inc.	5.000%	2/15/19	3,650	3,713

3	Illinois Tool Works, Inc.	6.250%	4/1/19	5,900	6,403
	Ingersoll-Rand Global Holding Co. Ltd.	6.875%	8/15/18	6,100	6,120
	John Deere Capital Corp.	5.500%	4/13/17	2,300	2,384
	John Deere Capital Corp.	5.750%	9/10/18	4,150	4,264
	Joy Global, Inc.	6.000%	11/15/16	1,275	1,187
	Lafarge SA	6.500%	7/15/16	6,500	5,815
	Lockheed Martin Corp.	7.650%	5/1/16	3,000	3,457
	Martin Marietta Materials, Inc	6.600%	4/15/18	2,050	1,930
	Northrop Grumman Systems Corp.	7.750%	3/1/16	2,900	3,342
	Parker-Hannifin Corp.	5.500%	5/15/18	2,000	2,056
	Raytheon Co.	6.400%	12/15/18	500	553
3	Smiths Group Inc.	7.200%	5/15/19	1,500	1,407
	Textron, Inc.	5.600%	12/1/17	3,700	2,993
	Tyco International Group SA	8.500%	1/15/19	3,650	4,046
	United Technologies Corp.	4.875%	5/1/15	1,950	2,093
	United Technologies Corp.	5.375%	12/15/17	5,100	5,494
	United Technologies Corp.	6.125%	2/1/19	8,000	8,854
	Vulcan Materials Co.	7.000%	6/15/18	3,275	3,164
	Waste Management, Inc.	6.375%	11/15/12	1,000	1,071
	Waste Management, Inc.	6.375%	3/11/15	2,925	3,057
	Waste Management, Inc.	7.375%	3/11/19	1,450	1,570
	Communication (4.2%)
	America Movil SA de C.V.	5.750%	1/15/15	1,525	1,540
	AT&T Inc.	5.100%	9/15/14	22,050	22,981
	AT&T Inc.	5.625%	6/15/16	4,975	5,133
	AT&T Inc.	5.500%	2/1/18	12,350	12,329
	AT&T Inc.	5.600%	5/15/18	2,475	2,486
	AT&T Inc.	5.800%	2/15/19	8,925	9,092
	BellSouth Corp.	5.200%	9/15/14	200	209
	BellSouth Corp.	5.200%	12/15/16	1,025	1,042
	British Telecommunications PLC	5.950%	1/15/18	3,875	3,494
	CBS Corp.	8.875%	5/15/19	2,150	2,108
	CenturyTel, Inc.	5.000%	2/15/15	1,000	899
	CenturyTel, Inc.	6.000%	4/1/17	2,475	2,291
	Comcast Cable Communications Inc. LLC	8.875%	5/1/17	1,700	2,004
	Comcast Corp.	6.500%	1/15/15	2,825	3,001
	Comcast Corp.	5.900%	3/15/16	11,625	11,932
	Comcast Corp.	4.950%	6/15/16	2,175	2,110
	Comcast Corp.	6.500%	1/15/17	1,575	1,659
	Comcast Corp.	6.300%	11/15/17	7,125	7,418
	Comcast Corp.	5.875%	2/15/18	5,375	5,429
	Comcast Corp.	5.700%	5/15/18	1,000	998
	Cox Communications, Inc.	5.450%	12/15/14	6,725	6,714
	Cox Communications, Inc.	5.500%	10/1/15	1,250	1,207
	Deutsche Telekom International Finance	5.750%	3/23/16	2,725	2,811
	Deutsche Telekom International Finance	6.750%	8/20/18	4,550	4,811
	Embarq Corp.	7.082%	6/1/16	9,275	9,032
	France Telecom	4.375%	7/8/14	4,250	4,273
	France Telecom	5.375%	7/8/19	2,625	2,605
	GTE Corp.	6.840%	4/15/18	1,000	1,048
	McGraw-Hill Cos. Inc.	5.900%	11/15/17	2,950	2,796
	News America Inc.	5.300%	12/15/14	9,250	9,387
3	News America Inc.	6.900%	3/1/19	2,500	2,530

	Omnicom Group Inc.	5.900%	4/15/16	6,400	6,426
	Qwest Communications International Inc.	7.500%	10/1/14	3,475	3,306
	Qwest Communications International Inc.	6.500%	6/1/17	4,000	3,520
	R.R. Donnelley & Sons Co.	5.500%	5/15/15	2,365	2,025
	R.R. Donnelley & Sons Co.	6.125%	1/15/17	1,750	1,498
^	R.R. Donnelley & Sons Co.	11.250%	2/1/19	3,250	3,491
	Reed Elsevier Capital	8.625%	1/15/19	4,100	4,666
	Rogers Communications Inc.	6.800%	8/15/18	10,040	10,760
	TCI Communications, Inc.	8.750%	8/1/15	3,895	4,515
	Telecom Italia Capital S.A.	4.950%	9/30/14	11,100	10,726
	Telecom Italia Capital S.A.	5.250%	10/1/15	5,100	4,940
	Telecom Italia Capital S.A.	6.999%	6/4/18	2,625	2,672
	Telefonica Emisiones SAU	4.949%	1/15/15	3,200	3,269
	Telefonica Emisiones SAU	6.421%	6/20/16	11,075	11,832
	Telefonos de Mexico SA	5.500%	1/27/15	6,050	6,035
	Thomson Reuters Corp.	5.700%	10/1/14	5,550	5,578
	Thomson Reuters Corp.	6.500%	7/15/18	3,950	4,107
	Time Warner Cable Inc.	5.850%	5/1/17	14,125	14,033
	Time Warner Cable Inc.	6.750%	7/1/18	11,900	12,367
	Time Warner Cable Inc.	8.750%	2/14/19	1,575	1,834
	Time Warner Cable Inc.	8.250%	4/1/19	5,475	6,210
	Verizon Communications Inc.	4.900%	9/15/15	2,000	1,997
	Verizon Communications Inc.	5.550%	2/15/16	12,150	12,504
	Verizon Communications Inc.	5.500%	2/15/18	9,575	9,689
	Verizon Communications Inc.	8.750%	11/1/18	11,075	13,158
	Verizon Communications Inc.	6.350%	4/1/19	8,950	9,328
3	Verizon Wireless Capital LLC	8.500%	11/15/18	11,700	14,120
	Vodafone Group PLC	5.375%	1/30/15	8,475	8,813
	Vodafone Group PLC	5.000%	9/15/15	1,250	1,265
	Vodafone Group PLC	5.750%	3/15/16	5,350	5,507
	Vodafone Group PLC	5.625%	2/27/17	7,425	7,586
	Vodafone Group PLC	5.450%	6/10/19	400	396
	Washington Post Co.	7.250%	2/1/19	1,075	1,114
	WPP Finance USA Corp.	8.000%	9/15/14	3,175	3,223
	Consumer Cyclical (1.8%)
	Autozone, Inc.	5.750%	1/15/15	3,500	3,494
	Costco Wholesale Corp.	5.500%	3/15/17	6,475	6,924
	CVS Caremark Corp.	4.875%	9/15/14	1,675	1,689
	CVS Caremark Corp.	5.750%	6/1/17	12,675	12,734
	CVS Caremark Corp.	6.600%	3/15/19	4,100	4,364
	Darden Restaurants Inc.	6.200%	10/15/17	4,025	3,843
	Home Depot Inc.	5.400%	3/1/16	12,550	12,428
	Johnson Controls, Inc.	5.500%	1/15/16	3,000	2,786
	Kohl's Corp.	6.250%	12/15/17	4,000	4,099
	Lowe's Cos., Inc.	5.000%	10/15/15	25	27
	Lowe's Cos., Inc.	5.400%	10/15/16	4,525	4,754
	Lowe's Cos., Inc.	6.100%	9/15/17	600	647
	Marriott International	6.200%	6/15/16	2,600	2,443
	Marriott International	6.375%	6/15/17	2,450	2,305
	McDonald's Corp.	5.300%	3/15/17	750	792
	McDonald's Corp.	5.800%	10/15/17	3,950	4,320
	McDonald's Corp.	5.350%	3/1/18	4,775	5,037
	McDonald's Corp.	5.000%	2/1/19	725	754

Nordstrom, Inc.	6.250%	1/15/18	1,800	1,780
Target Corp.	5.875%	7/15/16	5,375	5,807
Target Corp.	6.000%	1/15/18	6,750	7,182
The Walt Disney Co.	5.625%	9/15/16	7,700	8,362
The Walt Disney Co.	5.875%	12/15/17	2,600	2,882
The Walt Disney Co.	5.500%	3/15/19	1,575	1,733
Time Warner, Inc.	5.875%	11/15/16	9,600	9,487
TJX Companies, Inc.	6.950%	4/15/19	1,950	2,189
Toll Brothers Finance Corp.	5.150%	5/15/15	2,150	1,906
VF Corp.	5.950%	11/1/17	1,125	1,127
Viacom Inc.	6.250%	4/30/16	8,800	8,620
Viacom Inc.	6.125%	10/5/17	50	48
Wal-Mart Stores, Inc.	4.500%	7/1/15	7,025	7,126
Wal-Mart Stores, Inc.	5.375%	4/5/17	2,575	2,717
Wal-Mart Stores, Inc.	5.800%	2/15/18	5,025	5,496
Walgreen Co.	5.250%	1/15/19	5,600	5,845
Western Union Co.	5.930%	10/1/16	3,800	3,834
Yum! Brands, Inc.	6.250%	4/15/16	2,750	2,799
Yum! Brands, Inc.	6.250%	3/15/18	2,625	2,691
Consumer Noncyclical (5.5%)
Abbott Laboratories	5.875%	5/15/16	11,000	11,934
Abbott Laboratories	5.600%	11/30/17	5,000	5,390
Abbott Laboratories	5.125%	4/1/19	5,200	5,356
Allergan Inc.	5.750%	4/1/16	3,300	3,250
Altria Group, Inc.	9.700%	11/10/18	15,100	17,273
AmerisourceBergen Corp.	5.875%	9/15/15	4,425	4,280
Amgen Inc.	4.850%	11/18/14	4,125	4,367
Amgen Inc.	5.850%	6/1/17	6,075	6,509
Amgen Inc.	5.700%	2/1/19	8,550	9,084
Anheuser-Busch Cos., Inc.	5.600%	3/1/17	4,100	4,043
Anheuser-Busch Cos., Inc.	5.500%	1/15/18	4,450	4,339
Archer-Daniels-Midland Co.	8.375%	4/15/17	1,375	1,683
Archer-Daniels-Midland Co.	5.450%	3/15/18	4,050	4,287
AstraZeneca PLC	5.900%	9/15/17	10,925	11,696
Baxter International, Inc.	4.625%	3/15/15	3,150	3,150
Baxter International, Inc.	5.900%	9/1/16	2,600	2,792
Baxter International, Inc.	5.375%	6/1/18	3,500	3,664
Becton, Dickinson & Co.	5.000%	5/15/19	2,975	3,060
Biogen Idec Inc.	6.875%	3/1/18	4,950	5,079
Bottling Group LLC	5.500%	4/1/16	2,550	2,663
Bottling Group LLC	5.125%	1/15/19	6,500	6,409
Bristol-Myers Squibb Co.	5.450%	5/1/18	3,125	3,310
Bunge Ltd. Finance Corp.	5.100%	7/15/15	1,925	1,745
Bunge Ltd. Finance Corp.	8.500%	6/15/19	2,600	2,719
Cardinal Health, Inc.	4.000%	6/15/15	2,200	1,930
Cardinal Health, Inc.	5.800%	10/15/16	1,250	1,205
Cardinal Health, Inc.	6.000%	6/15/17	900	858
Cardinal Health, Inc.	5.850%	12/15/17	1,900	1,788
Clorox Co.	5.000%	1/15/15	3,700	3,820
Coca-Cola Co.	5.350%	11/15/17	6,150	6,633
Coca-Cola Co.	4.875%	3/15/19	7,750	7,991
Coca-Cola Enterprises Inc.	4.250%	3/1/15	4,200	4,262
ConAgra Foods, Inc.	5.819%	6/15/17	1,500	1,557
ConAgra Foods, Inc.	7.000%	4/15/19	500	549
Covidien International	6.000%	10/15/17	8,125	8,655
Delhaize America Inc.	6.500%	6/15/17	2,800	2,856

Diageo Capital PLC	5.500%	9/30/16	4,500	4,656
Diageo Capital PLC	5.750%	10/23/17	4,800	5,080
Diageo Finance BV	5.300%	10/28/15	2,675	2,754
Dr. Pepper Snapple Group	6.820%	5/1/18	6,075	6,465
Eli Lilly & Co.	5.200%	3/15/17	4,925	5,126
Express Scripts Inc.	7.250%	6/15/19	2,050	2,276
Fisher Scientific International Inc.	6.125%	7/1/15	4,000	4,040
Fortune Brands Inc.	5.375%	1/15/16	3,325	3,066
Genentech Inc.	4.750%	7/15/15	3,250	3,391
General Mills, Inc.	5.200%	3/17/15	1,100	1,162
General Mills, Inc.	5.700%	2/15/17	7,850	8,344
General Mills, Inc.	5.650%	2/15/19	3,700	3,874
GlaxoSmithKline Capital Inc.	5.650%	5/15/18	14,250	15,036
Hasbro Inc.	6.300%	9/15/17	2,175	2,131
Hershey Foods Corp.	5.450%	9/1/16	2,100	2,128
Hospira, Inc.	6.400%	5/15/15	1,875	1,918
Hospira, Inc.	6.050%	3/30/17	2,000	1,915
Johnson & Johnson	5.550%	8/15/17	1,350	1,472
Johnson & Johnson	5.150%	7/15/18	7,325	7,829
Kimberly-Clark Corp.	4.875%	8/15/15	1,025	1,066
Kimberly-Clark Corp.	6.125%	8/1/17	7,000	7,676
Kimberly-Clark Corp.	6.250%	7/15/18	675	740
Kraft Foods, Inc.	6.500%	8/11/17	15,450	16,370
Kraft Foods, Inc.	6.125%	2/1/18	5,750	5,963
Kraft Foods, Inc.	6.125%	8/23/18	700	730
Kroger Co.	4.950%	1/15/15	6,825	6,800
Kroger Co.	6.400%	8/15/17	1,950	2,073
Laboratory Corp. of America	5.625%	12/15/15	1,250	1,170
Lorillard Tobacco Co.	8.125%	6/23/19	3,900	4,021
McKesson Corp.	5.700%	3/1/17	1,000	1,001
Mckesson Corp.	7.500%	2/15/19	1,825	2,055
Medco Health Solutions	7.125%	3/15/18	4,100	4,316
Medtronic Inc.	4.750%	9/15/15	3,200	3,389
Medtronic Inc.	5.600%	3/15/19	1,525	1,617
Merck & Co.	4.750%	3/1/15	5,425	5,774
Merck & Co.	4.000%	6/30/15	5,450	5,541
Merck & Co.	5.000%	6/30/19	3,500	3,548
Novartis Securities Investment Ltd.	5.125%	2/10/19	15,875	16,163
PepsiAmericas Inc.	4.875%	1/15/15	2,875	2,769
PepsiAmericas Inc.	5.000%	5/15/17	750	714
PepsiCo, Inc.	5.000%	6/1/18	9,200	9,517
PepsiCo, Inc.	7.900%	11/1/18	8,700	10,688
Pfizer, Inc.	5.350%	3/15/15	15,200	16,399
Pfizer, Inc.	6.200%	3/15/19	16,200	17,710
Philip Morris International Inc	5.650%	5/16/18	11,975	12,461
Philips Electronics NV	5.750%	3/11/18	7,100	7,155
Procter & Gamble Co.	4.950%	8/15/14	10,025	10,779
Procter & Gamble Co.	3.500%	2/15/15	3,525	3,554
Procter & Gamble Co.	4.700%	2/15/19	3,350	3,367
Quest Diagnostic, Inc.	5.450%	11/1/15	1,900	1,843
Quest Diagnostic, Inc.	6.400%	7/1/17	1,325	1,331
Reynolds American, Inc.	7.625%	6/1/16	1,000	1,000
Reynolds American, Inc.	6.750%	6/15/17	6,500	6,077

	Safeway, Inc.	6.350%	8/15/17	3,875	4,081
	Schering-Plough Corp.	6.000%	9/15/17	5,975	6,382
	Sysco Corp.	5.250%	2/12/18	2,500	2,586
	Teva Pharmaceutical Finance LLC	5.550%	2/1/16	2,675	2,760
	Unilever Capital Corp.	4.800%	2/15/19	2,475	2,489
	UST, Inc.	5.750%	3/1/18	975	910
	Wyeth	5.500%	2/15/16	5,000	5,172
	Wyeth	5.450%	4/1/17	1,725	1,799
	Energy (2.4%)
	Anadarko Petroleum Corp.	5.950%	9/15/16	8,200	8,093
	Anadarko Petroleum Corp.	6.950%	6/15/19	2,700	2,714
	Apache Corp.	5.625%	1/15/17	3,625	3,795
	Apache Corp.	6.900%	9/15/18	2,800	3,205
	Baker Hughes, Inc.	7.500%	11/15/18	3,000	3,524
	BJ Services Co.	6.000%	6/1/18	1,225	1,182
	BP Capital Markets PLC	3.875%	3/10/15	5,250	5,344
	BP Capital Markets PLC	4.750%	3/10/19	3,975	3,985
	Cameron International Corp.	6.375%	7/15/18	1,600	1,471
	Canadian Natural Resources	4.900%	12/1/14	3,300	3,323
	Canadian Natural Resources	6.000%	8/15/16	4,000	4,075
	Canadian Natural Resources	5.700%	5/15/17	3,625	3,665
	Chevron Corp.	4.950%	3/3/19	6,300	6,532
	ConocoPhillips	4.600%	1/15/15	5,300	5,446
	ConocoPhillips	5.750%	2/1/19	10,875	11,426
	ConocoPhillips Canada Funding Co I	5.625%	10/15/16	9,825	10,425
	Devon Energy Corp.	6.300%	1/15/19	4,475	4,780
	Diamond Offshore Drilling	4.875%	7/1/15	2,050	2,003
	Diamond Offshore Drilling	5.875%	5/1/19	1,050	1,066
	Encana Corp.	5.900%	12/1/17	4,225	4,327
	Encana Corp.	6.500%	5/15/19	1,100	1,177
	EOG Resources Inc.	5.875%	9/15/17	3,300	3,509
	EOG Resources Inc.	6.875%	10/1/18	2,000	2,271
	Halliburton Co.	6.150%	9/15/19	2,800	3,037
	Hess Corp.	8.125%	2/15/19	4,200	4,754
	Husky Energy Inc.	6.150%	6/15/19	510	503
	Marathon Oil Corp.	6.000%	10/1/17	9,975	10,055
	Marathon Oil Corp.	5.900%	3/15/18	150	150
	Nabors Industries Inc.	6.150%	2/15/18	5,475	5,220
3	Nabors Industries Inc.	9.250%	1/15/19	4,800	5,479
	Nexen, Inc.	5.650%	5/15/17	1,850	1,779
	Noble Energy, Inc.	8.250%	3/1/19	4,000	4,565
	PC Financial Partnership	5.000%	11/15/14	3,375	3,279
	Petro-Canada	6.050%	5/15/18	2,225	2,226
	Questar Market Resources	6.050%	9/1/16	600	544
	Questar Market Resources	6.800%	4/1/18	2,000	1,878
	Shell International Finance BV	5.200%	3/22/17	2,775	2,816
	Smith International, Inc.	9.750%	3/15/19	3,500	3,977
	Statoilhydro ASA	5.250%	4/15/19	7,825	8,020
	Suncor Energy, Inc.	6.100%	6/1/18	5,200	5,226
	Sunoco, Inc.	4.875%	10/15/14	950	891
	Sunoco, Inc.	5.750%	1/15/17	2,075	1,945
	Talisman Energy, Inc.	5.125%	5/15/15	2,150	1,956
	Talisman Energy, Inc.	7.750%	6/1/19	2,375	2,621

	Transocean Inc.	6.000%	3/15/18	4,750	4,871
	Valero Energy Corp.	6.125%	6/15/17	6,000	5,817
	Valero Energy Corp.	9.375%	3/15/19	4,000	4,561
	Weatherford International Inc.	5.500%	2/15/16	3,000	2,899
	Weatherford International Inc.	6.350%	6/15/17	2,600	2,588
	Weatherford International Inc.	6.000%	3/15/18	2,575	2,536
	Weatherford International Inc.	9.625%	3/1/19	2,725	3,192
	XTO Energy, Inc.	5.000%	1/31/15	400	405
	XTO Energy, Inc.	5.300%	6/30/15	275	282
	XTO Energy, Inc.	6.250%	8/1/17	6,125	6,492
	XTO Energy, Inc.	5.500%	6/15/18	5,000	5,044
	XTO Energy, Inc.	6.500%	12/15/18	1,700	1,827
	Other Industrial (0.0%)
	Cintas Corp.	6.125%	12/1/17	1,300	1,188

	Technology (1.8%)
	Agilent Technologies Inc.	6.500%	11/1/17	4,025	3,470
	Avnet Inc.	6.625%	9/15/16	3,000	2,797
	BMC Software Inc.	7.250%	6/1/18	1,550	1,574
	Cisco Systems Inc.	5.500%	2/22/16	16,775	17,800
	Cisco Systems Inc.	4.950%	2/15/19	7,350	7,347
	Computer Sciences Corp.	6.500%	3/15/18	4,800	4,919
	Corning Inc.	6.625%	5/15/19	950	960
	Dell Inc.	5.650%	4/15/18	2,500	2,530
	Dell Inc.	5.875%	6/15/19	2,325	2,387
	Equifax Inc.	6.300%	7/1/17	1,300	1,290
	Fiserv, Inc.	6.800%	11/20/17	3,150	3,175
	Harris Corp.	5.000%	10/1/15	1,425	1,397
	Harris Corp.	5.950%	12/1/17	775	799
	Harris Corp.	6.375%	6/15/19	1,425	1,494
	Hewlett-Packard Co.	5.400%	3/1/17	2,750	2,859
	Hewlett-Packard Co.	5.500%	3/1/18	5,375	5,610
	International Business Machines Corp.	5.700%	9/14/17	23,375	24,825
	International Game Technology	7.500%	6/15/19	2,100	2,111
	Intuit Inc.	5.750%	3/15/17	1,025	977
	Lexmark International Inc.	6.650%	6/1/18	2,975	2,590
	Microsoft Corp.	4.200%	6/1/19	7,375	7,231
	Motorola, Inc.	6.000%	11/15/17	725	602
	Nokia Corp.	5.375%	5/15/19	2,125	2,131
	Oracle Corp.	3.750%	7/8/14	2,050	2,050
	Oracle Corp.	5.250%	1/15/16	13,775	14,296
	Oracle Corp.	5.750%	4/15/18	8,000	8,465
	Oracle Corp.	5.000%	7/8/19	5,700	5,679
	Pitney Bowes, Inc.	4.875%	8/15/14	2,025	2,165
	Pitney Bowes, Inc.	4.750%	1/15/16	6,175	6,201
	Pitney Bowes, Inc.	5.750%	9/15/17	2,400	2,507
	Pitney Bowes, Inc.	4.750%	5/15/18	1,625	1,516
	Tyco Electronics Group	6.550%	10/1/17	1,250	1,133
	Xerox Corp.	6.400%	3/15/16	5,700	5,268
	Xerox Corp.	6.750%	2/1/17	1,850	1,693
	Xerox Corp.	6.350%	5/15/18	5,575	4,981
	Transportation (0.8%)
2	American Airlines, Inc.	10.375%	7/2/19	1,200	1,209

	Burlington Northern Santa Fe Corp.	5.650%	5/1/17	7,750	7,884
	Burlington Northern Santa Fe Corp.	5.750%	3/15/18	900	911
	Canadian National Railway Co.	5.800%	6/1/16	1,950	2,026
	Canadian National Railway Co.	5.850%	11/15/17	500	528
	Canadian National Railway Co.	5.550%	5/15/18	900	937
	Canadian National Railway Co.	6.800%	7/15/18	750	840
	Con-Way Inc.	7.250%	1/15/18	2,000	1,697
	Continental Airlines, Inc.	6.563%	2/15/12	500	453
2	Continental Airlines, Inc.	6.648%	9/15/17	1,592	1,337
2	Continental Airlines, Inc.	6.900%	1/2/18	1,507	1,303
2	Continental Airlines, Inc.	6.545%	2/2/19	928	856
	CSX Corp.	6.250%	4/1/15	4,000	4,170
	CSX Corp.	5.600%	5/1/17	3,850	3,772
	CSX Corp.	6.250%	3/15/18	4,000	4,046
	FedEx Corp.	8.000%	1/15/19	1,000	1,153
	Norfolk Southern Corp.	5.257%	9/17/14	3,095	3,194
3	Norfolk Southern Corp.	5.750%	1/15/16	2,050	2,098
	Norfolk Southern Corp.	7.700%	5/15/17	2,400	2,704
	Norfolk Southern Corp.	5.750%	4/1/18	3,000	3,077
	Ryder System Inc.	7.200%	9/1/15	1,775	1,705
	Ryder System Inc.	5.850%	11/1/16	1,000	866
	Southwest Airlines Co.	5.250%	10/1/14	2,000	1,922
	Southwest Airlines Co.	5.750%	12/15/16	1,300	1,188
	Southwest Airlines Co.	5.125%	3/1/17	650	555
	Union Pacific Corp.	7.000%	2/1/16	550	591
	Union Pacific Corp.	5.650%	5/1/17	3,300	3,315
	Union Pacific Corp.	5.750%	11/15/17	4,675	4,729
	Union Pacific Corp.	5.700%	8/15/18	2,325	2,337
	United Parcel Service of America	5.500%	1/15/18	1,600	1,709
	United Parcel Service of America	5.125%	4/1/19	2,200	2,303
					1,787,657
Utilities (4.6%)
	Electric (2.9%)
	Alabama Power Co.	5.500%	10/15/17	2,100	2,218
	American Water Capital Corp.	6.085%	10/15/17	3,025	2,922
	Arizona Public Service Co.	4.650%	5/15/15	3,825	3,641
	Baltimore Gas & Electric Co.	5.900%	10/1/16	2,250	2,260
	Carolina Power & Light Co.	5.250%	12/15/15	3,000	3,155
	Carolina Power & Light Co.	5.300%	1/15/19	7,000	7,279
	CenterPoint Energy Inc.	6.500%	5/1/18	4,500	3,993
	Cleveland Electric Illumination Co.	7.880%	11/1/17	250	283
	Commonwealth Edison Co.	4.700%	4/15/15	700	694
	Commonwealth Edison Co.	5.950%	8/15/16	1,975	2,047
	Commonwealth Edison Co.	6.150%	9/15/17	4,250	4,423
	Commonwealth Edison Co.	5.800%	3/15/18	650	662
	Connecticut Light & Power Co.	5.650%	5/1/18	3,000	3,165
	Consolidated Edison Co. of New York	5.500%	9/15/16	3,350	3,507
	Consolidated Edison Co. of New York	5.850%	4/1/18	5,000	5,270
	Consolidated Edison Co. of New York	7.125%	12/1/18	2,000	2,287
	Consolidated Edison Co. of New York	6.650%	4/1/19	1,200	1,334
	Constellation Energy Group, Inc.	4.550%	6/15/15	3,750	3,264
	Consumers Energy Co.	5.500%	8/15/16	3,850	3,878
	Dominion Resources, Inc.	5.150%	7/15/15	7,925	8,142

	Dominion Resources, Inc.	6.000%	11/30/17	5,750	5,951
	Dominion Resources, Inc.	8.875%	1/15/19	1,475	1,776
2	Dominion Resources, Inc.	7.500%	6/30/66	500	378
	Duke Energy Carolinas LLC	5.250%	1/15/18	3,000	3,131
	Duke Energy Carolinas LLC	5.100%	4/15/18	5,750	5,924
	Entergy Gulf States, Inc.	6.000%	5/1/18	2,600	2,604
	Entergy Louisiana LLC	6.500%	9/1/18	3,075	3,137
	Exelon Corp.	4.900%	6/15/15	6,025	5,676
	Exelon Generation Co. LLC	6.200%	10/1/17	3,500	3,519
	Florida Power & Light Co.	5.550%	11/1/17	3,950	4,256
	Florida Power Corp.	5.650%	6/15/18	2,100	2,248
	FPL Group Capital, Inc.	6.000%	3/1/19	2,500	2,694
2	FPL Group Capital, Inc.	6.350%	10/1/66	1,825	1,457
2	FPL Group Capital, Inc.	6.650%	6/15/67	1,700	1,354
2	FPL Group Capital, Inc.	7.300%	9/1/67	1,000	866
	Georgia Power Co.	5.700%	6/1/17	7,000	7,493
	Illinois Power Co.	6.125%	11/15/17	3,100	2,935
	Illinois Power Co.	6.250%	4/1/18	2,000	1,881
	Illinois Power Co.	9.750%	11/15/18	3,300	3,798
	Indiana Michigan Power Co.	7.000%	3/15/19	1,250	1,348
2	Integrys Energy Group	6.110%	12/1/66	1,500	971
	Jersey Central Power & Light	5.625%	5/1/16	5,675	5,627
	Jersey Central Power & Light	5.650%	6/1/17	5,475	5,449
	MidAmerican Energy Co.	5.950%	7/15/17	925	981
	MidAmerican Energy Co.	5.300%	3/15/18	4,900	5,081
	MidAmerican Energy Holdings Co.	5.750%	4/1/18	4,350	4,539
	National Rural Utilities Cooperative Finance Corp.	5.450%	4/10/17	3,750	3,839
	National Rural Utilities Cooperative Finance Corp.	5.450%	2/1/18	7,525	7,589
	National Rural Utilities Cooperative Finance Corp.	10.375%	11/1/18	2,525	3,189
	Nevada Power Co.	6.500%	5/15/18	2,675	2,761
	Nevada Power Co.	6.500%	8/1/18	3,575	3,692
	NiSource Finance Corp.	5.400%	7/15/14	1,025	965
	NiSource Finance Corp.	10.750%	3/15/16	1,000	1,084
	NiSource Finance Corp.	5.250%	9/15/17	500	431
	NiSource Finance Corp.	6.400%	3/15/18	5,350	4,922
	NiSource Finance Corp.	6.800%	1/15/19	850	798
	Northern States Power Co.	5.250%	3/1/18	5,350	5,586
	NStar Electric Co.	5.625%	11/15/17	975	1,045
	Ohio Edison	6.400%	7/15/16	1,200	1,225
	Ohio Power Co.	6.000%	6/1/16	2,425	2,469
	Oncor Electric Delivery Co.	6.375%	1/15/15	3,025	3,146
	Pacific Gas & Electric Co.	5.625%	11/30/17	4,850	5,150
	Pacific Gas & Electric Co.	8.250%	10/15/18	1,325	1,639
	PacifiCorp	5.650%	7/15/18	2,575	2,739
	PECO Energy Co.	5.350%	3/1/18	2,475	2,531
	Pennsylvania Electric Co.	6.050%	9/1/17	800	786
	PPL Energy Supply LLC	6.200%	5/15/16	3,575	3,511
	PPL Energy Supply LLC	6.500%	5/1/18	750	761
	Progress Energy, Inc.	5.625%	1/15/16	1,425	1,464
	Progress Energy, Inc.	7.050%	3/15/19	1,800	1,997

	PSE&G Power LLC	5.500%	12/1/15	3,125	3,096
	PSI Energy Inc.	6.050%	6/15/16	1,500	1,589
	Public Service Co. of Colorado	5.125%	6/1/19	1,300	1,336
	Sierra Pacific Power Co.	6.000%	5/15/16	2,400	2,417
	South Carolina Electric & Gas Co.	6.500%	11/1/18	800	906
	Southern California Edison Co.	4.650%	4/1/15	2,875	2,944
	Southern California Edison Co.	5.000%	1/15/16	675	683
	Southern Power Co.	4.875%	7/15/15	1,125	1,088
	Southwestern Electric Power	5.550%	1/15/17	3,500	3,330
	Southwestern Electric Power	6.450%	1/15/19	2,075	2,086
	TransAlta Corp.	6.750%	7/15/12	125	125
	TransAlta Corp.	6.650%	5/15/18	2,975	2,864
	Union Electric Co.	5.400%	2/1/16	300	288
	Union Electric Co.	6.700%	2/1/19	4,000	4,209
	United Utilities PLC	5.375%	2/1/19	1,000	939
	Virginia Electric & Power Co.	5.400%	1/15/16	4,450	4,617
	Westar Energy, Inc.	8.625%	12/1/18	2,000	2,292
2	Wisconsin Energy Corp.	6.250%	5/15/67	5,275	3,950
	Natural Gas (1.6%)
	Atmos Energy Corp.	4.950%	10/15/14	3,400	3,348
	Atmos Energy Corp.	8.500%	3/15/19	600	696
	Boardwalk Pipelines LLC	5.500%	2/1/17	3,725	3,437
	Buckeye Partners LP	6.050%	1/15/18	4,550	4,107
	CenterPoint Energy Resources	6.150%	5/1/16	1,350	1,269
	CenterPoint Energy Resources	6.000%	5/15/18	5,000	4,543
	Consolidated Natural Gas Co.	5.000%	12/1/14	3,125	3,224
	El Paso Natural Gas Co.	5.950%	4/15/17	1,700	1,636
	Enbridge Energy Partners	6.500%	4/15/18	3,075	3,019
	Enbridge Energy Partners	9.875%	3/1/19	1,700	2,035
	Enbridge Inc.	5.600%	4/1/17	4,050	3,969
	Energy Transfer Partners LP	5.950%	2/1/15	5,250	5,243
	Energy Transfer Partners LP	6.125%	2/15/17	4,850	4,792
	Energy Transfer Partners LP	9.000%	4/15/19	3,200	3,629
	Enterprise Products Operating LP	5.600%	10/15/14	6,250	6,382
	Enterprise Products Operating LP	6.300%	9/15/17	2,525	2,537
	Enterprise Products Operating LP	6.500%	1/31/19	2,300	2,328
	EQT Corp.	6.500%	4/1/18	3,800	3,756
	EQT Corp.	8.125%	6/1/19	1,000	1,066
	Kinder Morgan Energy Partners LP	5.125%	11/15/14	10,100	10,118
	Kinder Morgan Energy Partners LP	5.625%	2/15/15	1,300	1,329
	Kinder Morgan Energy Partners LP	6.000%	2/1/17	1,000	983
	Kinder Morgan Energy Partners LP	5.950%	2/15/18	250	243
	Magellan Midstream Partners, LP	5.650%	10/15/16	650	638
	Magellan Midstream Partners, LP	6.550%	7/15/19	2,725	2,800
	National Grid PLC	6.300%	8/1/16	6,200	6,423
	NuStar Energy LP	7.650%	4/15/18	2,900	2,797
	ONEOK Inc.	5.200%	6/15/15	3,100	2,920
	ONEOK Partners, LP	6.150%	10/1/16	5,125	5,088
	ONEOK Partners, LP	8.625%	3/1/19	2,000	2,227
	Panhandle Eastern Pipeline	6.200%	11/1/17	2,000	1,934
	Panhandle Eastern Pipeline	7.000%	6/15/18	2,525	2,579
	Plains All American Pipeline LP	6.125%	1/15/17	2,500	2,492
	Plains All American Pipeline LP	6.500%	5/1/18	2,675	2,706

	Plains All American Pipeline LP	8.750%	5/1/19	200	228
	San Diego Gas & Electric	5.300%	11/15/15	300	303
	Sempra Energy	6.150%	6/15/18	2,800	2,824
	Sempra Energy	9.800%	2/15/19	4,370	5,275
3	Southern Natural Gas	5.900%	4/1/17	6,525	6,129
	Spectra Energy Capital LLC	5.668%	8/15/14	1,000	1,021
	Spectra Energy Capital LLC	6.200%	4/15/18	1,700	1,663
	Teppco Partners, LP	6.650%	4/15/18	550	554
	Texas Gas Transmission	4.600%	6/1/15	500	456
	TransCanada PipeLines Ltd.	6.500%	8/15/18	5,000	5,416
	TransCanada PipeLines Ltd.	7.125%	1/15/19	2,500	2,823
2	TransCanada PipeLines Ltd.	6.350%	5/15/67	6,475	4,574
	Transcontinental Gas Pipe Line Corp.	6.050%	6/15/18	2,500	2,530
	Other Utility (0.1%)
	Veolia Environnement	6.000%	6/1/18	3,500	3,554
					395,219
Total Corporate Bonds (Cost $3,577,161)					3,540,677
Sovereign Bonds (U.S. Dollar-Denominated) (6.4%)
	Asian Development Bank	5.500%	6/27/16	6,900	7,531
	Asian Development Bank	5.250%	6/12/17	2,300	2,465
	Asian Development Bank	5.593%	7/16/18	7,800	8,502
	China Development Bank Corp.	4.750%	10/8/14	2,700	2,777
	China Development Bank Corp.	5.000%	10/15/15	3,450	3,559
	Corp. Andina de Fomento	5.750%	1/12/17	3,950	3,748
	Corp. Andina de Fomento	8.125%	6/4/19	4,600	4,939
	Development Bank of Japan	4.250%	6/9/15	2,325	2,357
	Development Bank of Japan	5.125%	2/1/17	3,700	3,931
	Eksportfinans	5.500%	5/25/16	3,125	3,151
	Eksportfinans	5.500%	6/26/17	4,600	4,578
	European Investment Bank	4.875%	2/16/16	9,250	9,757
	European Investment Bank	5.125%	9/13/16	11,550	12,373
	European Investment Bank	4.875%	1/17/17	14,975	15,715
	European Investment Bank	5.125%	5/30/17	14,900	15,926
	Export-Import Bank of Korea	5.125%	3/16/15	4,800	4,484
	Federative Republic of Brazil	7.875%	3/7/15	10,000	11,125
	Federative Republic of Brazil	6.000%	1/17/17	16,000	16,440
2	Federative Republic of Brazil	8.000%	1/15/18	18,500	20,581
	Federative Republic of Brazil	5.875%	1/15/19	2,450	2,478
	Hydro Quebec	7.500%	4/1/16	2,500	2,812
	Inter-American Development Bank	4.500%	9/15/14	3,000	3,094
	Inter-American Development Bank	4.250%	9/14/15	9,420	9,540
	Inter-American Development Bank	5.125%	9/13/16	6,700	7,062
	International Bank for Reconstruction & Development	5.000%	4/1/16	9,375	9,983
	Japan Finance Corp.	4.625%	4/21/15	5,600	5,746
	Japan Finance Organization for Munis.	5.000%	5/16/17	3,800	3,923
	Kreditanstalt fur Wiederaufbau	4.125%	10/15/14	6,475	6,820
	Kreditanstalt fur Wiederaufbau	5.125%	3/14/16	27,200	28,905
^	Kreditanstalt fur Wiederaufbau	4.375%	3/15/18	17,700	17,955
	Kreditanstalt fur Wiederaufbau	4.500%	7/16/18	13,075	13,392
	Kreditanstalt fur Wiederaufbau	4.875%	6/17/19	7,150	7,554
	Landwirtschaftliche Rentenbank	4.875%	11/16/15	6,525	6,871
	Landwirtschaftliche Rentenbank	5.125%	2/1/17	8,775	9,109

	Nordic Investment Bank	5.000%	2/1/17	7,650	7,871
	Oesterreichische Kontrollbank	4.500%	3/9/15	2,600	2,636
	Oesterreichische Kontrollbank	4.875%	2/16/16	5,000	5,186
	Oesterreichische Kontrollbank	5.000%	4/25/17	6,425	6,495
	Pemex Project Funding Master Trust	7.375%	12/15/14	2,500	2,670
	Pemex Project Funding Master Trust	5.750%	3/1/18	14,400	13,256
	Petrobras International Finance Co.	6.125%	10/6/16	8,475	8,698
	Petrobras International Finance Co.	5.875%	3/1/18	6,325	6,183
	Petrobras International Finance Co.	8.375%	12/10/18	1,500	1,702
	Petrobras International Finance Co.	7.875%	3/15/19	8,950	9,655
3	Petroleos Mexicanos	8.000%	5/3/19	3,725	3,977
	Province of Manitoba	4.900%	12/6/16	500	508
	Province of Ontario	4.750%	1/19/16	12,725	12,721
	Province of Ontario	5.450%	4/27/16	7,100	7,363
	Province of Quebec	4.600%	5/26/15	4,800	4,938
	Province of Quebec	5.000%	3/1/16	2,000	2,020
	Province of Quebec	5.125%	11/14/16	6,975	7,103
	Province of Quebec	4.625%	5/14/18	5,900	5,816
	Republic of Hungary	4.750%	2/3/15	7,350	6,895
	Republic of Italy	4.500%	1/21/15	5,650	5,777
	Republic of Italy	4.750%	1/25/16	13,275	13,219
	Republic of Italy	5.250%	9/20/16	30,800	31,027
	Republic of Italy	5.375%	6/12/17	425	432
	Republic of Korea	4.875%	9/22/14	6,750	6,679
	Republic of Korea	7.125%	4/16/19	4,350	4,683
	Republic of Peru	9.875%	2/6/15	8,075	9,811
	Republic of Peru	8.375%	5/3/16	2,000	2,307
	Republic of Peru	7.125%	3/30/19	2,500	2,662
	Republic of Poland	5.000%	10/19/15	4,500	4,565
	Republic of South Africa	6.875%	5/27/19	4,000	4,110
	State of Israel	5.500%	11/9/16	4,025	4,139
	State of Israel	5.125%	3/26/19	9,200	8,964
	Swedish Export Credit Corp.	5.125%	3/1/17	6,250	6,297
	United Mexican States	6.625%	3/3/15	11,825	12,753
	United Mexican States	11.375%	9/15/16	1,725	2,333
	United Mexican States	5.625%	1/15/17	19,600	19,796
	United Mexican States	5.950%	3/19/19	8,500	8,585
Total Sovereign Bonds (Cost $541,830)					553,015
Taxable Municipal Bonds (0.1%)
	California GO	5.950%	4/1/16	2,800	2,689
	Dartmouth College	4.750%	6/1/19	1,000	1,006
	Stanford Univ.	3.625%	5/1/14	2,500	2,521
	Stanford Univ.	4.250%	5/1/16	800	803
	Stanford Univ.	4.750%	5/1/19	800	805
	Wisconsin Public Service Rev.	4.800%	5/1/13	1,350	1,408
Total Taxable Municipal Bonds (Cost $9,238)					9,232

			Shares
Temporary Cash Investment (1.4%)
Money Market Fund (1.4%)
4,5	Vanguard Market Liquidity Fund (Cost $124,911)	0.395%	124,910,703	124,911
Total Investments (99.9%) (Cost $8,520,109)				8,605,440
Other Assets and Liabilities—Net (0.1%)[5]				7,780
Net Assets (100%)				8,613,220

^	Part of security position is on loan to broker-dealers. The total value of securities on loan is $6,831,000.
1	The issuer operates under a congressional charter; its securities are not backed by the full faith and credit of the U.S. government.
2	The average or expected maturity is shorter than the final maturity shown because of the possibility of interim principal payments and prepayments or the possibility of the issue being called.
3

Security exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At June 30, 2009, the aggregate value of these securities was $66,670,000, representing 0.8% of net assets.

4	Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.

5 Includes $7,368,000 of collateral received for securities on loan.

GO—General Obligation Bond.

Vanguard® Long-Term Bond Index Fund

Schedule of Investments

June 30, 2009

				Face	Market
			Maturity	Amount	Value
		Coupon	Date	($000)	($000)
U.S. Government and Agency Obligations (45.7%)
U.S. Government Securities (40.5%)
	U.S. Treasury Bond	8.125%	8/15/19	175	240
	U.S. Treasury Bond	8.500%	2/15/20	10	14
	U.S. Treasury Bond	8.750%	5/15/20	14,780	21,115
	U.S. Treasury Bond	8.750%	8/15/20	37,425	53,588
	U.S. Treasury Bond	7.875%	2/15/21	38,280	51,959
	U.S. Treasury Bond	8.125%	5/15/21	15	21
	U.S. Treasury Bond	8.125%	8/15/21	41,360	57,380
	U.S. Treasury Bond	8.000%	11/15/21	95,645	131,931
	U.S. Treasury Bond	7.250%	8/15/22	11,695	15,357
	U.S. Treasury Bond	7.625%	11/15/22	36,745	49,789
	U.S. Treasury Bond	7.125%	2/15/23	44,935	58,675
	U.S. Treasury Bond	6.250%	8/15/23	62,630	76,242
	U.S. Treasury Bond	7.500%	11/15/24	50	69
	U.S. Treasury Bond	7.625%	2/15/25	75	104
	U.S. Treasury Bond	6.000%	2/15/26	175	211
	U.S. Treasury Bond	6.750%	8/15/26	20,365	26,478
	U.S. Treasury Bond	6.500%	11/15/26	800	1,017
	U.S. Treasury Bond	6.625%	2/15/27	22,305	28,728
	U.S. Treasury Bond	6.375%	8/15/27	43,105	54,366
	U.S. Treasury Bond	6.125%	11/15/27	13,850	17,046
	U.S. Treasury Bond	5.500%	8/15/28	45,645	52,677
	U.S. Treasury Bond	5.250%	11/15/28	270	303
	U.S. Treasury Bond	5.250%	2/15/29	4,500	5,056
	U.S. Treasury Bond	6.125%	8/15/29	33,680	41,879
	U.S. Treasury Bond	6.250%	5/15/30	5,630	7,126
	U.S. Treasury Bond	5.375%	2/15/31	42,755	49,015
	U.S. Treasury Bond	4.500%	2/15/36	280	288
	U.S. Treasury Bond	4.750%	2/15/37	54,500	58,324
	U.S. Treasury Bond	5.000%	5/15/37	41,600	46,241
	U.S. Treasury Bond	4.375%	2/15/38	43,358	43,723
	U.S. Treasury Bond	4.500%	5/15/38	68,385	70,480
	U.S. Treasury Bond	3.500%	2/15/39	74,335	64,172
	U.S. Treasury Note	4.750%	2/15/10	210	216
	U.S. Treasury Note	2.625%	5/31/10	825	841
	U.S. Treasury Note	1.250%	11/30/10	900	907
	U.S. Treasury Note	1.125%	6/30/11	75	75
	U.S. Treasury Note	2.250%	5/31/14	150	148
	U.S. Treasury Note	3.750%	11/15/18	175	178
	U.S. Treasury Note	2.750%	2/15/19	150	140
					1,086,119
Agency Bonds and Notes (5.2%)
1	Federal Farm Credit Bank	5.150%	11/15/19	1,000	1,072
1	Federal Home Loan Bank	5.125%	8/15/19	5,220	5,577

1	Federal Home Loan Bank	5.250%	12/11/20	1,500	1,609
1	Federal Home Loan Bank	5.625%	6/11/21	2,500	2,744
1	Federal Home Loan Bank	5.625%	3/14/36	1,000	1,043
1	Federal Home Loan Bank	5.500%	7/15/36	3,600	3,756
1	Federal Home Loan Mortgage Corp.	6.750%	9/15/29	7,700	9,447
1	Federal Home Loan Mortgage Corp.	6.750%	3/15/31	8,400	10,476
1	Federal Home Loan Mortgage Corp.	6.250%	7/15/32	5,725	6,821
1	Federal National Mortgage Assn.	0.000%	10/9/19	10,300	5,379
1	Federal National Mortgage Assn.	6.250%	5/15/29	9,225	10,809
1	Federal National Mortgage Assn.	7.125%	1/15/30	12,075	15,549
1	Federal National Mortgage Assn.	7.250%	5/15/30	10,635	13,913
1	Federal National Mortgage Assn.	6.625%	11/15/30	9,800	12,055
1	Federal National Mortgage Assn.	5.625%	7/15/37	2,325	2,418
1	Federal National Mortgage Assn.	6.210%	8/6/38	1,000	1,115
	Financing Corp.	8.600%	9/26/19	1,275	1,753
	Resolution Funding Corp. (U.S. Government
	Guaranteed)	8.625%	1/15/21	850	1,184
	State of Israel (U.S. Government Guaranteed)	5.500%	9/18/23	1,375	1,463
	State of Israel (U.S. Government Guaranteed)	5.500%	12/4/23	5,325	5,508
	State of Israel (U.S. Government Guaranteed)	5.500%	4/26/24	2,900	2,998
1	Tennessee Valley Auth.	4.500%	4/1/18	2,475	2,524
1	Tennessee Valley Auth.	6.750%	11/1/25	4,500	5,529
1	Tennessee Valley Auth.	7.125%	5/1/30	1,250	1,525
1	Tennessee Valley Auth.	4.650%	6/15/35	2,825	2,539
1	Tennessee Valley Auth.	5.880%	4/1/36	1,000	1,070
1	Tennessee Valley Auth.	5.980%	4/1/36	1,000	1,085
1	Tennessee Valley Auth.	6.150%	1/15/38	2,450	2,712
1	Tennessee Valley Auth.	5.500%	6/15/38	1,175	1,184
1	Tennessee Valley Auth.	4.875%	1/15/48	2,500	2,262
1	Tennessee Valley Auth.	5.375%	4/1/56	1,850	1,833
					138,952
Total U.S. Government and Agency Obligations (Cost $1,174,801)					1,225,071
Corporate Bonds (44.7%)
Asset-Backed/Commercial Mortgage-Backed Securities (0.1%)
2	PSE&G Transition Funding LLC	6.890%	12/15/17	2,500	2,835
Finance (9.4%)
	Banking (5.6%)
2	Abbey National Capital Trust I	8.963%	12/29/49	500	390
	Abbey National PLC	7.950%	10/26/29	3,700	3,397
	American Express Co.	8.150%	3/19/38	2,350	2,537
	Banc One Corp.	7.750%	7/15/25	2,000	1,951
	Banc One Corp.	7.625%	10/15/26	4,350	4,565
	Bank of America Corp.	6.800%	3/15/28	375	315
	Bank of America Corp.	6.000%	10/15/36	3,375	2,714
	Bank of America Corp.	6.500%	9/15/37	1,600	1,360
	BB&T Capital Trust II	6.750%	6/7/36	4,225	3,209
2	BB&T Capital Trust IV	6.820%	6/12/57	650	476
	BB&T Corp.	5.250%	11/1/19	1,000	897
	Capital One Bank	8.800%	7/15/19	2,925	2,974
	Capital One Capital III	7.686%	8/15/36	1,700	1,207

	Capital One Capital IV	6.745%	2/17/37	1,100	715
2,3	Citicorp Lease Pass-Through Trust	8.040%	12/15/19	450	409
	Citigroup, Inc.	6.625%	6/15/32	2,750	2,195
	Citigroup, Inc.	5.875%	2/22/33	2,750	2,063
	Citigroup, Inc.	6.000%	10/31/33	1,700	1,246
	Citigroup, Inc.	5.850%	12/11/34	2,300	1,819
	Citigroup, Inc.	6.125%	8/25/36	6,725	5,057
	Citigroup, Inc.	5.875%	5/29/37	2,100	1,654
	Citigroup, Inc.	6.875%	3/5/38	4,125	3,693
2	Comerica Capital Trust II	6.576%	2/20/37	1,500	893
	Compass Bank	5.900%	4/1/26	1,075	688
3	Corestates Capital I	8.000%	12/15/26	2,300	1,737
	Credit Suisse First Boston USA, Inc.	7.125%	7/15/32	2,100	2,239
	Fifth Third Bancorp.	8.250%	3/1/38	2,825	2,168
	First Union Institutional Capital I	8.040%	12/1/26	500	413
	Fleet Financial Group, Inc.	6.875%	1/15/28	400	339
	Goldman Sachs Group, Inc.	5.750%	10/1/16	75	74
	Goldman Sachs Group, Inc.	5.950%	1/15/27	5,950	4,936
	Goldman Sachs Group, Inc.	6.125%	2/15/33	5,150	4,846
	Goldman Sachs Group, Inc.	6.345%	2/15/34	7,350	5,935
	Goldman Sachs Group, Inc.	6.750%	10/1/37	10,425	9,158
	HSBC Bank USA	5.875%	11/1/34	4,100	3,909
	HSBC Bank USA	5.625%	8/15/35	5,300	4,945
	HSBC Holdings PLC	7.625%	5/17/32	1,050	1,087
	HSBC Holdings PLC	7.350%	11/27/32	200	185
	HSBC Holdings PLC	6.500%	5/2/36	2,925	2,837
	HSBC Holdings PLC	6.500%	9/15/37	5,100	4,888
	HSBC Holdings PLC	6.800%	6/1/38	2,850	2,907
	JPMorgan Chase & Co.	6.400%	5/15/38	3,500	3,606
	JPMorgan Chase Capital XV	5.875%	3/15/35	2,350	1,879
	JPMorgan Chase Capital XVII	5.850%	8/1/35	425	321
	JPMorgan Chase Capital XX	6.550%	9/29/36	3,375	2,677
	JPMorgan Chase Capital XXII	6.450%	2/2/37	3,075	2,442
	JPMorgan Chase Capital XXV	6.800%	10/1/37	3,750	3,229
	KeyBank NA	6.950%	2/1/28	2,068	1,669
	Merrill Lynch & Co., Inc.	6.220%	9/15/26	4,775	3,748
	Merrill Lynch & Co., Inc.	6.110%	1/29/37	3,500	2,659
	Merrill Lynch & Co., Inc.	7.750%	5/14/38	4,500	4,106
	Morgan Stanley	6.250%	8/9/26	3,125	2,872
	Morgan Stanley	7.250%	4/1/32	1,150	1,134
	Regions Bank	6.450%	6/26/37	2,000	1,277
	SunTrust Capital VIII	6.100%	12/15/36	2,004	1,340
	Swiss Bank Corp.	7.000%	10/15/15	1,000	899
	Swiss Bank Corp.	7.375%	6/15/17	550	490
	Wachovia Bank NA	5.850%	2/1/37	4,175	3,701
	Wachovia Bank NA	6.600%	1/15/38	4,075	4,043
	Wachovia Corp.	6.605%	10/1/25	725	644
	Wachovia Corp.	7.500%	4/15/35	150	128
	Wachovia Corp.	5.500%	8/1/35	4,000	3,048
	Wachovia Corp.	6.550%	10/15/35	125	110
	Wells Fargo & Co.	5.375%	2/7/35	2,450	2,192
	Wells Fargo Bank NA	5.950%	8/26/36	1,475	1,342
	Wells Fargo Capital X	5.950%	12/15/36	1,650	1,217

	Brokerage (0.1%)
	Jefferies Group Inc.	6.450%	6/8/27	1,500	1,115
	Jefferies Group Inc.	6.250%	1/15/36	1,400	949
	Finance Companies (1.4%)
	General Electric Capital Corp.	6.750%	3/15/32	18,200	16,587
	General Electric Capital Corp.	6.150%	8/7/37	6,800	5,613
	General Electric Capital Corp.	5.875%	1/14/38	9,925	7,786
	General Electric Capital Corp.	6.875%	1/10/39	6,550	5,908
	SLM Corp.	5.625%	8/1/33	1,950	1,141
	Insurance (2.3%)
	ACE Capital Trust II	9.700%	4/1/30	850	737
	AEGON Funding Corp.	5.750%	12/15/20	1,000	865
	Aetna, Inc.	6.625%	6/15/36	1,850	1,689
	Aetna, Inc.	6.750%	12/15/37	1,350	1,251
	Allstate Corp.	6.125%	12/15/32	1,250	1,162
	Allstate Corp.	5.350%	6/1/33	1,950	1,644
	Allstate Corp.	5.550%	5/9/35	1,700	1,439
2	Allstate Corp.	6.500%	5/15/57	1,500	1,141
	American International Group, Inc.	6.250%	5/1/36	875	376
	Aon Capital Trust	8.205%	1/1/27	1,175	1,063
	Arch Capital Group Ltd.	7.350%	5/1/34	625	384
	Assurant, Inc.	6.750%	2/15/34	1,200	827
	AXA SA	8.600%	12/15/30	3,700	3,454
	Chubb Corp.	6.000%	5/11/37	2,175	2,198
	Chubb Corp.	6.500%	5/15/38	1,375	1,484
	CIGNA Corp.	7.875%	5/15/27	500	438
	CIGNA Corp.	6.150%	11/15/36	1,325	941
	Cincinnati Financial Corp.	6.920%	5/15/28	1,000	807
	Cincinnati Financial Corp.	6.125%	11/1/34	850	603
	Endurance Specialty Holdings	7.000%	7/15/34	700	451
	GE Global Insurance Holdings Corp.	7.000%	2/15/26	1,850	1,475
	GE Global Insurance Holdings Corp.	7.750%	6/15/30	400	332
	Genworth Financial, Inc.	6.500%	6/15/34	825	483
	Hartford Financial Services Group, Inc.	5.950%	10/15/36	450	293
	Hartford Financial Services Group, Inc.	6.100%	10/1/41	1,400	942
	Humana Inc.	8.150%	6/15/38	1,150	908
	Lincoln National Corp.	8.750%	7/1/19	1,375	1,416
	Lincoln National Corp.	6.150%	4/7/36	1,475	1,018
	Loews Corp.	6.000%	2/1/35	800	666
	MetLife, Inc.	6.500%	12/15/32	3,000	2,821
	MetLife, Inc.	6.375%	6/15/34	1,150	1,095
	MetLife, Inc.	6.400%	12/15/36	2,700	1,915
	Nationwide Financial Services	6.750%	5/15/37	1,000	578
	Principal Financial Group, Inc.	6.050%	10/15/36	1,700	1,338
	Progressive Corp.	6.625%	3/1/29	1,625	1,540
	Prudential Financial, Inc.	5.750%	7/15/33	1,000	768
	Prudential Financial, Inc.	5.400%	6/13/35	1,000	746
	Prudential Financial, Inc.	5.900%	3/17/36	1,500	1,251
	Prudential Financial, Inc.	5.700%	12/14/36	2,375	1,910
	Travelers Cos. Inc.	6.250%	6/15/37	1,825	1,868
	Travelers Cos., Inc.	6.750%	6/20/36	1,000	1,075
	Travelers Property Casualty Corp.	6.375%	3/15/33	1,500	1,556
	UnitedHealth Group, Inc.	5.800%	3/15/36	1,300	1,069

	UnitedHealth Group, Inc.	6.500%	6/15/37	1,200	1,077
	UnitedHealth Group, Inc.	6.625%	11/15/37	1,075	948
	UnitedHealth Group, Inc.	6.875%	2/15/38	3,950	3,629
	WellPoint Inc.	5.950%	12/15/34	1,300	1,082
	WellPoint Inc.	5.850%	1/15/36	2,475	2,141
	WellPoint Inc.	6.375%	6/15/37	800	732
	XL Capital Ltd.	6.375%	11/15/24	1,150	881
	XL Capital Ltd.	6.250%	5/15/27	700	501
	Real Estate Investment Trusts (0.0%)
	Realty Income Corp.	6.750%	8/15/19	1,350	1,223
					251,130
Industrial (27.8%)
	Basic Industry (1.5%)
	Alcan, Inc.	6.125%	12/15/33	3,050	2,410
	Alcan, Inc.	5.750%	6/1/35	1,250	915
	Alcoa, Inc.	5.870%	2/23/22	1,250	972
	Alcoa, Inc.	5.900%	2/1/27	3,525	2,492
	Aluminum Co. of America	6.750%	1/15/28	850	678
	Barrick North America Finance LLC	7.500%	9/15/38	1,225	1,421
	BHP Billiton Finance Ltd.	6.420%	3/1/26	500	523
	Dow Chemical Co.	7.375%	11/1/29	2,925	2,642
	Dow Chemical Co.	9.400%	5/15/39	1,550	1,593
	E.I. du Pont de Nemours & Co.	6.500%	1/15/28	1,175	1,237
	Eastman Chemical Co.	7.250%	1/15/24	1,300	1,092
	Eastman Chemical Co.	7.600%	2/1/27	300	255
	Inco Ltd.	7.200%	9/15/32	1,050	939
	Lubrizol Corp.	6.500%	10/1/34	900	774
	Monsanto Co.	5.500%	8/15/25	1,350	1,364
	Newmont Mining Corp.	5.875%	4/1/35	1,250	1,157
	Nucor Corp.	6.400%	12/1/37	1,800	1,862
	Placer Dome, Inc.	6.450%	10/15/35	700	707
	Potash Corp. of Saskatchewan	5.875%	12/1/36	1,750	1,616
	Reliance Steel & Aluminum	6.850%	11/15/36	350	205
	Rio Tinto Finance USA Ltd.	7.125%	7/15/28	875	832
2	Rohm & Haas Co.	9.800%	4/15/20	303	309
	Southern Copper Corp.	7.500%	7/27/35	2,500	2,226
	Vale Overseas Ltd.	8.250%	1/17/34	1,225	1,333
	Vale Overseas Ltd.	6.875%	11/21/36	5,625	5,304
	Weyerhaeuser Co.	8.500%	1/15/25	1,100	958
	Weyerhaeuser Co.	7.375%	3/15/32	3,875	3,076
	Capital Goods (1.8%)
	3M Co.	6.375%	2/15/28	500	543
	3M Co.	5.700%	3/15/37	1,150	1,187
	Boeing Co.	8.750%	8/15/21	300	385
	Boeing Co.	8.750%	9/15/31	850	1,076
	Boeing Co.	6.125%	2/15/33	925	908
	Boeing Co.	6.625%	2/15/38	1,050	1,136
	Boeing Co.	6.875%	3/15/39	250	279

Caterpillar, Inc.	6.625%	7/15/28	1,575	1,627
Caterpillar, Inc.	7.300%	5/1/31	1,200	1,323
Caterpillar, Inc.	6.050%	8/15/36	2,250	2,171
Caterpillar, Inc.	6.950%	5/1/42	1,425	1,368
CRH America Inc.	6.400%	10/15/33	1,500	1,109
Deere & Co.	8.100%	5/15/30	1,000	1,211
Deere & Co.	7.125%	3/3/31	200	210
Dover Corp.	5.375%	10/15/35	350	329
Dover Corp.	6.600%	3/15/38	1,200	1,357
Emerson Electric Co.	4.875%	10/15/19	1,450	1,467
Emerson Electric Co.	6.000%	8/15/32	400	406
Goodrich Corp.	6.800%	7/1/36	1,000	956
Honeywell International, Inc.	5.700%	3/15/36	775	794
Honeywell International, Inc.	5.700%	3/15/37	1,000	1,025
Lafarge SA	7.125%	7/15/36	2,225	1,693
Lockheed Martin Corp.	7.750%	5/1/26	150	182
Lockheed Martin Corp.	6.150%	9/1/36	4,575	4,875
Northrop Grumman Systems Corp.	7.750%	2/15/31	1,290	1,603
PACTIV Corp.	7.950%	12/15/25	1,000	933
Parker-Hannifin Corp.	6.250%	5/15/38	725	742
Raytheon Co.	7.200%	8/15/27	400	447
Republic Services, Inc.	6.086%	3/15/35	225	172
Rockwell Automation, Inc.	6.700%	1/15/28	300	319
Rockwell Automation, Inc.	6.250%	12/1/37	1,100	1,149
Rockwell Collins, Inc.	5.250%	7/15/19	650	666
Tyco International Group SA	7.000%	12/15/19	2,675	2,622
United Technologies Corp.	8.875%	11/15/19	545	747
United Technologies Corp.	6.700%	8/1/28	250	274
United Technologies Corp.	7.500%	9/15/29	1,875	2,233
United Technologies Corp.	5.400%	5/1/35	3,350	3,271
United Technologies Corp.	6.050%	6/1/36	1,775	1,879
United Technologies Corp.	6.125%	7/15/38	250	270
USA Waste Services, Inc.	7.000%	7/15/28	2,000	1,876
Waste Management, Inc.	7.750%	5/15/32	875	936
WMX Technologies Inc.	7.100%	8/1/26	800	753
Communication (7.8%)
Alltel Corp.	7.875%	7/1/32	1,850	2,171
America Movil SA de C.V.	6.375%	3/1/35	1,975	1,864
America Movil SA de C.V.	6.125%	11/15/37	1,200	1,084
Ameritech Capital Funding	6.550%	1/15/28	1,000	961
AT&T Inc.	8.000%	11/15/31	5,100	5,880
AT&T Inc.	6.450%	6/15/34	7,750	7,873
AT&T Inc.	6.500%	9/1/37	3,350	3,277
AT&T Inc.	6.300%	1/15/38	6,850	6,654
AT&T Inc.	6.550%	2/15/39	4,925	4,910
AT&T Wireless	8.750%	3/1/31	4,875	6,091
BellSouth Capital Funding Corp.	7.875%	2/15/30	4,250	4,474
BellSouth Corp.	6.875%	10/15/31	1,275	1,305
BellSouth Corp.	6.550%	6/15/34	2,475	2,403
BellSouth Corp.	6.000%	11/15/34	1,480	1,411
BellSouth Telecommunications Inc.	6.375%	6/1/28	4,140	4,030
British Telecommunications PLC	9.625%	12/15/30	5,475	6,041
CBS Corp.	7.875%	7/30/30	2,815	2,237

CBS Corp.	5.500%	5/15/33	1,025	688
CenturyTel Enterprises	6.875%	1/15/28	550	466
Cingular Wireless LLC	7.125%	12/15/31	2,425	2,552
Comcast Cable Communications Holdings Inc.	9.455%	11/15/22	3,198	3,772
Comcast Corp.	5.700%	7/1/19	1,075	1,069
Comcast Corp.	5.650%	6/15/35	1,000	921
Comcast Corp.	6.500%	11/15/35	6,000	5,983
Comcast Corp.	6.450%	3/15/37	3,525	3,492
Comcast Corp.	6.950%	8/15/37	1,875	1,953
Comcast Corp.	6.400%	5/15/38	3,225	3,174
Comcast Corp.	6.550%	7/1/39	1,775	1,770
Deutsche Telekom International Finance	8.750%	6/15/30	8,825	10,375
Embarq Corp.	7.995%	6/1/36	3,000	2,594
France Telecom	5.375%	7/8/19	2,050	2,034
France Telecom	8.500%	3/1/31	5,550	7,160
Grupo Televisa SA	6.625%	3/18/25	1,600	1,444
Grupo Televisa SA	8.500%	3/11/32	250	268
GTE Corp.	8.750%	11/1/21	900	1,035
GTE Corp.	6.940%	4/15/28	2,275	2,327
Koninklijke KPN NV	8.375%	10/1/30	1,825	2,084
McGraw-Hill Cos. Inc.	6.550%	11/15/37	1,150	1,070
Michigan Bell Telephone Co.	7.850%	1/15/22	1,522	1,619
New England Telephone & Telegraph Co.	7.875%	11/15/29	400	412
News America Holdings, Inc.	8.150%	10/17/36	1,225	1,291
News America Holdings, Inc.	7.750%	12/1/45	1,225	1,088
News America Inc.	6.550%	3/15/33	225	200
News America Inc.	6.200%	12/15/34	9,350	7,957
News America Inc.	6.400%	12/15/35	2,350	2,049
Pacific Bell	7.125%	3/15/26	550	555
Rogers Communications Inc.	7.500%	8/15/38	1,400	1,567
TCI Communications, Inc.	7.875%	2/15/26	2,200	2,418
Telecom Italia Capital S.A.	6.375%	11/15/33	4,025	3,594
Telecom Italia Capital S.A.	6.000%	9/30/34	1,400	1,171
Telecom Italia Capital S.A.	7.200%	7/18/36	1,625	1,581
Telecom Italia Capital S.A.	7.721%	6/4/38	1,375	1,399
Telefonica Emisiones SAU	5.877%	7/15/19	1,900	1,958
Telefonica Emisiones SAU	7.045%	6/20/36	4,875	5,423
Telefonica Europe BV	8.250%	9/15/30	2,500	3,133
Thomson Reuters Corp.	5.500%	8/15/35	900	715
Time Warner Cable Inc.	6.550%	5/1/37	3,800	3,603
Time Warner Cable Inc.	7.300%	7/1/38	300	310
Time Warner Cable Inc.	6.750%	6/15/39	5,675	5,483
Time Warner Entertainment	8.375%	3/15/23	2,733	3,003
Time Warner Entertainment	8.375%	7/15/33	1,950	2,169
US Cellular	6.700%	12/15/33	950	923
US West Communications Group	7.500%	6/15/23	2,300	1,837
US West Communications Group	6.875%	9/15/33	3,050	2,211
Verizon Communications Inc.	5.850%	9/15/35	2,775	2,585
Verizon Communications Inc.	6.250%	4/1/37	2,425	2,356
Verizon Communications Inc.	6.400%	2/15/38	2,750	2,706
Verizon Communications Inc.	6.900%	4/15/38	1,625	1,693
Verizon Communications Inc.	8.950%	3/1/39	2,775	3,543
Verizon Communications Inc.	7.350%	4/1/39	1,850	2,011

Verizon Global Funding Corp.	7.750%	12/1/30	7,525	8,506
Verizon Maryland, Inc.	5.125%	6/15/33	500	370
Verizon New York, Inc.	7.375%	4/1/32	650	636
Vodafone Group PLC	7.875%	2/15/30	1,000	1,152
Vodafone Group PLC	6.250%	11/30/32	200	207
Vodafone Group PLC	6.150%	2/27/37	5,575	5,485
Consumer Cyclical (3.0%)
CVS Caremark Corp.	6.250%	6/1/27	2,550	2,604
DaimlerChrysler North America Holding Corp.	8.500%	1/18/31	3,450	3,617
Darden Restaurants Inc.	6.800%	10/15/37	850	722
Historic TW, Inc.	9.150%	2/1/23	1,230	1,317
Historic TW, Inc.	6.625%	5/15/29	6,975	6,203
Home Depot Inc.	5.875%	12/16/36	6,325	5,621
Johnson Controls, Inc.	6.000%	1/15/36	475	329
Kohl's Corp.	6.000%	1/15/33	400	355
Kohl's Corp.	6.875%	12/15/37	1,000	994
Lowe's Cos., Inc.	6.875%	2/15/28	550	596
Lowe's Cos., Inc.	6.500%	3/15/29	1,800	1,877
Lowe's Cos., Inc.	5.800%	10/15/36	2,250	2,198
McDonald's Corp.	6.300%	10/15/37	1,750	1,891
McDonald's Corp.	6.300%	3/1/38	1,125	1,216
McDonald's Corp.	5.700%	2/1/39	1,625	1,620
Nordstrom, Inc.	6.950%	3/15/28	300	272
Nordstrom, Inc.	7.000%	1/15/38	1,200	1,088
Target Corp.	7.000%	7/15/31	550	564
Target Corp.	6.350%	11/1/32	3,000	2,938
Target Corp.	6.500%	10/15/37	3,525	3,514
Target Corp.	7.000%	1/15/38	1,975	2,096
The Walt Disney Co.	7.000%	3/1/32	1,150	1,343
Time Warner COS, Inc.	7.570%	2/1/24	500	477
Time Warner COS, Inc.	6.950%	1/15/28	1,000	924
Time Warner, Inc.	7.625%	4/15/31	5,185	5,025
Time Warner, Inc.	7.700%	5/1/32	1,040	1,016
Time Warner, Inc.	6.500%	11/15/36	875	767
VF Corp.	6.450%	11/1/37	1,500	1,403
Viacom Inc.	6.875%	4/30/36	3,850	3,564
Wal-Mart Stores, Inc.	5.875%	4/5/27	4,025	4,170
Wal-Mart Stores, Inc.	7.550%	2/15/30	4,425	5,584
Wal-Mart Stores, Inc.	5.250%	9/1/35	4,900	4,683
Wal-Mart Stores, Inc.	6.500%	8/15/37	4,525	5,048
Wal-Mart Stores, Inc.	6.200%	4/15/38	2,125	2,299
Western Union Co.	6.200%	11/17/36	1,350	1,231
Yum! Brands, Inc.	6.875%	11/15/37	1,950	1,963
Consumer Noncyclical (6.4%)
Abbott Laboratories	6.150%	11/30/37	2,375	2,594
Abbott Laboratories	6.000%	4/1/39	2,050	2,176
Altria Group, Inc.	9.250%	8/6/19	3,800	4,271
Altria Group, Inc.	9.950%	11/10/38	3,400	3,940
Altria Group, Inc.	10.200%	2/6/39	4,050	4,779
Amgen Inc.	6.375%	6/1/37	2,125	2,270
Amgen Inc.	6.400%	2/1/39	3,375	3,574
Anheuser-Busch Cos., Inc.	6.800%	8/20/32	1,875	1,737
Anheuser-Busch Cos., Inc.	5.950%	1/15/33	650	535

Anheuser-Busch Cos., Inc.	5.750%	4/1/36	975	759
Archer-Daniels-Midland Co.	6.625%	5/1/29	250	263
Archer-Daniels-Midland Co.	7.000%	2/1/31	2,975	3,266
Archer-Daniels-Midland Co.	5.935%	10/1/32	255	248
Archer-Daniels-Midland Co.	5.375%	9/15/35	2,750	2,585
Archer-Daniels-Midland Co.	6.450%	1/15/38	675	729
AstraZeneca PLC	6.450%	9/15/37	6,550	7,242
Baxter International, Inc.	6.250%	12/1/37	800	871
Bristol-Myers Squibb Co.	7.150%	6/15/23	1,300	1,518
Bristol-Myers Squibb Co.	6.800%	11/15/26	889	1,026
Bristol-Myers Squibb Co.	5.875%	11/15/36	3,300	3,511
Bristol-Myers Squibb Co.	6.125%	5/1/38	1,100	1,195
Bristol-Myers Squibb Co.	6.875%	8/1/97	200	200
C.R. Bard, Inc.	6.700%	12/1/26	500	499
Coca-Cola Enterprises Inc.	8.500%	2/1/22	1,075	1,403
Coca-Cola Enterprises Inc.	8.000%	9/15/22	500	621
Coca-Cola Enterprises Inc.	7.000%	10/1/26	1,175	1,305
Coca-Cola Enterprises Inc.	6.950%	11/15/26	3,475	3,823
Coca-Cola Enterprises Inc.	6.750%	9/15/28	1,675	1,785
ConAgra Foods, Inc.	9.750%	3/1/21	129	158
ConAgra Foods, Inc.	7.125%	10/1/26	1,150	1,129
ConAgra Foods, Inc.	7.000%	10/1/28	175	169
ConAgra Foods, Inc.	8.250%	9/15/30	1,150	1,239
Covidien International	6.550%	10/15/37	2,325	2,558
Delhaize America Inc.	9.000%	4/15/31	2,000	2,437
Diageo Capital PLC	5.875%	9/30/36	500	508
Dr. Pepper Snapple Group	7.450%	5/1/38	600	631
Eli Lilly & Co.	7.125%	6/1/25	1,000	1,162
Eli Lilly & Co.	5.500%	3/15/27	4,300	4,313
Eli Lilly & Co.	5.950%	11/15/37	450	474
Estee Lauder Ace Trust I	6.000%	5/15/37	1,025	975
Fortune Brands Inc.	5.875%	1/15/36	925	708
Genentech Inc.	5.250%	7/15/35	1,025	973
GlaxoSmithKline Capital Inc.	5.375%	4/15/34	1,850	1,747
GlaxoSmithKline Capital Inc.	6.375%	5/15/38	5,975	6,433
Grand Metropolitan Investment Corp.	7.450%	4/15/35	1,750	2,069
H.J. Heinz Finance Co.	6.750%	3/15/32	1,625	1,639
Johnson & Johnson	6.950%	9/1/29	2,125	2,520
Johnson & Johnson	4.950%	5/15/33	1,425	1,344
Johnson & Johnson	5.950%	8/15/37	975	1,049
Johnson & Johnson	5.850%	7/15/38	1,700	1,832
Kellogg Co.	7.450%	4/1/31	2,600	3,158
Kimberly-Clark Corp.	6.625%	8/1/37	1,400	1,608
Kraft Foods, Inc.	6.500%	11/1/31	1,650	1,580
Kraft Foods, Inc.	7.000%	8/11/37	4,150	4,403
Kraft Foods, Inc.	6.875%	2/1/38	650	693
Kraft Foods, Inc.	6.875%	1/26/39	850	902
Kroger Co.	6.150%	1/15/20	1,600	1,640
Kroger Co.	7.700%	6/1/29	375	411
Kroger Co.	8.000%	9/15/29	1,925	2,171
Kroger Co.	7.500%	4/1/31	1,350	1,545
Merck & Co.	6.300%	1/1/26	500	519
Merck & Co.	6.400%	3/1/28	2,200	2,287

	Merck & Co.	5.950%	12/1/28	1,050	1,057
	Merck & Co.	5.750%	11/15/36	300	309
	Merck & Co.	5.850%	6/30/39	1,325	1,349
	Pepsi Bottling Group, Inc.	7.000%	3/1/29	2,925	3,420
	Pfizer, Inc.	7.200%	3/15/39	6,275	7,438
	Pharmacia Corp.	6.600%	12/1/28	1,050	1,177
	Philip Morris International Inc.	6.375%	5/16/38	3,600	3,850
	Philips Electronics NV	6.875%	3/11/38	2,550	2,732
	Procter & Gamble Co.	6.450%	1/15/26	1,100	1,196
	Procter & Gamble Co.	5.800%	8/15/34	100	106
	Procter & Gamble Co.	5.550%	3/5/37	4,650	4,727
2	Procter & Gamble Co. ESOP	9.360%	1/1/21	2,132	2,698
	Quest Diagnostic, Inc.	6.950%	7/1/37	925	934
	Reynolds American, Inc.	7.250%	6/15/37	600	495
	Safeway, Inc.	7.250%	2/1/31	1,756	1,957
	Sara Lee Corp.	6.125%	11/1/32	625	581
	Schering-Plough Corp.	6.750%	12/1/33	2,825	3,105
	Schering-Plough Corp.	6.550%	9/15/37	1,675	1,818
	Sysco Corp.	5.375%	9/21/35	1,000	948
	Teva Pharmaceutical Finance LLC	6.150%	2/1/36	1,850	1,898
	Unilever Capital Corp.	5.900%	11/15/32	3,925	4,171
	Wyeth	6.450%	2/1/24	2,225	2,406
	Wyeth	6.500%	2/1/34	1,125	1,248
	Wyeth	6.000%	2/15/36	2,650	2,750
	Wyeth	5.950%	4/1/37	3,025	3,163
	Energy (4.6%)
	Alberta Energy Co. Ltd.	7.375%	11/1/31	1,000	1,081
	Amerada Hess Corp.	7.875%	10/1/29	3,850	4,179
	Amerada Hess Corp.	7.125%	3/15/33	925	930
	Anadarko Finance Co.	7.500%	5/1/31	1,500	1,473
	Anadarko Petroleum Corp.	6.450%	9/15/36	3,800	3,431
	Anadarko Petroleum Corp.	7.950%	6/15/39	825	861
	Apache Corp.	6.000%	1/15/37	1,950	2,052
	Apache Finance Canada Corp.	7.750%	12/15/29	650	776
	Baker Hughes, Inc.	6.875%	1/15/29	1,000	1,050
	Burlington Resources, Inc.	7.200%	8/15/31	1,050	1,096
	Burlington Resources, Inc.	7.400%	12/1/31	1,675	1,815
	Cameron International Corp.	7.000%	7/15/38	1,200	1,075
	Canadian Natural Resources	7.200%	1/15/32	1,400	1,529
	Canadian Natural Resources	6.450%	6/30/33	1,175	1,179
	Canadian Natural Resources	6.500%	2/15/37	1,975	1,992
	Canadian Natural Resources	6.250%	3/15/38	1,750	1,745
	Canadian Natural Resources	6.750%	2/1/39	800	830
	Conoco Funding Co.	7.250%	10/15/31	400	436
	Conoco, Inc.	6.950%	4/15/29	450	487
	ConocoPhillips	6.000%	1/15/20	2,150	2,301
	ConocoPhillips	5.900%	10/15/32	1,050	1,040
	ConocoPhillips	6.500%	2/1/39	5,050	5,345
	ConocoPhillips Canada Funding Co I	5.950%	10/15/36	950	964
	Devon Energy Corp.	7.950%	4/15/32	310	366
	Devon Financing Corp.	7.875%	9/30/31	3,950	4,666
	Encana Corp.	6.500%	8/15/34	4,825	4,895
	Encana Corp.	6.625%	8/15/37	1,400	1,446

Global Marine, Inc.	7.000%	6/1/28	800	700
Halliburton Co.	6.150%	9/15/19	1,500	1,627
Halliburton Co.	6.700%	9/15/38	2,700	2,910
Halliburton Co.	7.450%	9/15/39	1,750	2,041
Husky Energy Inc.	7.250%	12/15/19	1,275	1,384
Husky Energy Inc.	6.800%	9/15/37	1,225	1,237
Kerr McGee Corp.	6.950%	7/1/24	2,000	1,864
Kerr McGee Corp.	7.875%	9/15/31	500	497
Lasmo Inc.	7.300%	11/15/27	600	688
Marathon Oil Corp.	6.600%	10/1/37	2,200	2,125
Nexen, Inc.	7.875%	3/15/32	550	577
Nexen, Inc.	5.875%	3/10/35	1,850	1,576
Nexen, Inc.	6.400%	5/15/37	3,300	3,024
Noble Energy, Inc.	8.000%	4/1/27	775	815
Norsk Hydro	7.250%	9/23/27	2,500	2,913
Norsk Hydro	7.150%	1/15/29	1,000	1,110
Petro-Canada	7.875%	6/15/26	150	162
Petro-Canada	7.000%	11/15/28	250	248
Petro-Canada	5.350%	7/15/33	1,650	1,332
Petro-Canada	5.950%	5/15/35	2,500	2,182
Petro-Canada	6.800%	5/15/38	2,275	2,186
Shell International Finance BV	6.375%	12/15/38	6,100	6,617
Suncor Energy, Inc.	7.150%	2/1/32	800	776
Suncor Energy, Inc.	5.950%	12/1/34	875	774
Suncor Energy, Inc.	6.500%	6/15/38	4,825	4,571
Talisman Energy, Inc.	7.250%	10/15/27	450	447
Talisman Energy, Inc.	5.850%	2/1/37	2,700	2,287
Tosco Corp.	8.125%	2/15/30	7,500	8,526
Transocean Inc.	7.500%	4/15/31	1,525	1,678
Transocean Inc.	6.800%	3/15/38	2,300	2,428
Valero Energy Corp.	7.500%	4/15/32	2,450	2,341
Valero Energy Corp.	6.625%	6/15/37	3,225	2,710
Weatherford International Inc.	6.500%	8/1/36	1,500	1,347
Weatherford International Inc.	6.800%	6/15/37	700	657
Weatherford International Inc.	7.000%	3/15/38	1,100	1,057
XTO Energy, Inc.	6.100%	4/1/36	1,125	1,079
XTO Energy, Inc.	6.750%	8/1/37	2,575	2,684
XTO Energy, Inc.	6.375%	6/15/38	2,125	2,154
Technology (1.3%)
Cisco Systems Inc.	5.900%	2/15/39	4,500	4,424
Corning Inc.	7.250%	8/15/36	600	581
Dell Inc.	7.100%	4/15/28	500	523
Dell Inc.	6.500%	4/15/38	1,400	1,343
Electronic Data Systems	7.450%	10/15/29	375	442
Equifax Inc.	7.000%	7/1/37	600	574
International Business Machines Corp.	7.000%	10/30/25	1,050	1,156
International Business Machines Corp.	6.220%	8/1/27	4,600	4,829
International Business Machines Corp.	6.500%	1/15/28	3,725	4,031
International Business Machines Corp.	5.875%	11/29/32	950	962
International Business Machines Corp.	7.125%	12/1/96	400	423

	Microsoft Corp.	5.200%	6/1/39	2,075	2,007
	Motorola, Inc.	7.500%	5/15/25	225	177
	Motorola, Inc.	6.500%	9/1/25	1,300	953
	Motorola, Inc.	6.500%	11/15/28	975	697
	Motorola, Inc.	6.625%	11/15/37	825	574
	Nokia Corp.	6.625%	5/15/39	1,100	1,149
	Oracle Corp.	5.000%	7/8/19	3,300	3,288
	Oracle Corp.	6.500%	4/15/38	3,125	3,327
	Oracle Corp.	6.125%	7/8/39	2,850	2,831
	Pitney Bowes, Inc.	5.250%	1/15/37	450	452
	Science Applications International Corp.	5.500%	7/1/33	500	425
	Tyco Electronics Group	7.125%	10/1/37	250	202
	Xerox Capital Trust I	8.000%	2/1/27	1,050	798
	Transportation (1.4%)
	Burlington Northern Santa Fe Corp.	7.000%	12/15/25	700	746
	Burlington Northern Santa Fe Corp.	7.950%	8/15/30	1,300	1,539
	Burlington Northern Santa Fe Corp.	6.200%	8/15/36	775	785
	Burlington Northern Santa Fe Corp.	6.150%	5/1/37	1,325	1,339
	Canadian National Railway Co.	6.250%	8/1/34	2,450	2,587
	Canadian National Railway Co.	6.200%	6/1/36	1,325	1,393
	Canadian Pacific Railway Co.	7.125%	10/15/31	2,075	1,923
	CNF, Inc.	6.700%	5/1/34	650	417
2	Continental Airlines, Inc.	5.983%	4/19/22	2,850	2,408
	CSX Corp.	7.950%	5/1/27	675	731
	CSX Corp.	6.000%	10/1/36	175	153
	CSX Corp.	6.150%	5/1/37	2,025	1,810
	CSX Corp.	7.450%	4/1/38	1,600	1,726
2	Delta Air Lines, Inc.	6.821%	8/10/22	1,997	1,687
	Federal Express Corp.	7.600%	7/1/97	1,000	902
	Norfolk Southern Corp.	9.750%	6/15/20	411	550
	Norfolk Southern Corp.	5.590%	5/17/25	716	644
	Norfolk Southern Corp.	7.800%	5/15/27	2,802	3,036
	Norfolk Southern Corp.	5.640%	5/17/29	1,898	1,674
	Norfolk Southern Corp.	7.050%	5/1/37	1,000	1,095
	Norfolk Southern Corp.	7.900%	5/15/97	450	463
2	Southwest Airlines Co. 2007-1 Pass Through Trust	6.150%	8/1/22	808	763
	Union Pacific Corp.	7.125%	2/1/28	600	625
	Union Pacific Corp.	6.625%	2/1/29	1,500	1,500
	Union Pacific Corp.	6.150%	5/1/37	1,000	959
2	Union Pacific Railroad Co. 2007-3 Pass Through Trust	6.176%	1/2/31	934	949
	United Parcel Service of America	8.375%	4/1/20	500	633
	United Parcel Service of America	8.375%	4/1/30	500	610
	United Parcel Service of America	6.200%	1/15/38	3,600	3,894
					743,668
Utilities (7.4%)
	Electric (5.4%)
	AEP Texas Central Co.	6.650%	2/15/33	1,950	1,922
	Alabama Power Co.	6.125%	5/15/38	1,000	1,064
	Alabama Power Co.	6.000%	3/1/39	825	873
	AmerenEnergy Generating	7.950%	6/1/32	1,750	1,440
	American Water Capital Corp.	6.593%	10/15/37	2,025	1,784

Appalachian Power Co.	5.800%	10/1/35	500	441
Appalachian Power Co.	7.000%	4/1/38	700	738
Baltimore Gas & Electric Co.	6.350%	10/1/36	375	364
CenterPoint Energy Houston	6.950%	3/15/33	925	950
Cleveland Electric Illumination Co.	5.950%	12/15/36	1,000	865
Columbus Southern Power	5.850%	10/1/35	800	714
Commonwealth Edison Co.	5.875%	2/1/33	250	242
Commonwealth Edison Co.	5.900%	3/15/36	1,950	1,903
Commonwealth Edison Co.	6.450%	1/15/38	400	420
Connecticut Light & Power Co.	6.350%	6/1/36	750	803
Consolidated Edison Co. of New York	5.300%	3/1/35	1,125	1,028
Consolidated Edison Co. of New York	5.850%	3/15/36	1,875	1,920
Consolidated Edison Co. of New York	6.200%	6/15/36	550	590
Consolidated Edison Co. of New York	6.300%	8/15/37	925	979
Consolidated Edison Co. of New York	6.750%	4/1/38	1,125	1,263
Constellation Energy Group, Inc.	7.600%	4/1/32	1,800	1,626
Consumers Energy Co.	5.650%	4/15/20	1,250	1,278
Detroit Edison Co.	5.700%	10/1/37	500	485
Dominion Resources, Inc.	6.300%	3/15/33	2,150	2,144
Dominion Resources, Inc.	5.950%	6/15/35	1,150	1,124
Dominion Resources, Inc.	7.000%	6/15/38	1,600	1,789
DTE Energy Co.	6.375%	4/15/33	800	582
Duke Energy Carolinas LLC	6.100%	6/1/37	825	860
Duke Energy Carolinas LLC	6.000%	1/15/38	875	935
Duke Energy Carolinas LLC	6.050%	4/15/38	2,100	2,259
Duke Energy Corp.	6.000%	12/1/28	1,000	1,020
Duke Energy Corp.	6.450%	10/15/32	1,050	1,169
Duke Energy Indiana Inc.	6.350%	8/15/38	1,000	1,091
El Paso Electric Co.	6.000%	5/15/35	1,400	1,057
Energy East Corp.	6.750%	7/15/36	1,425	1,439
Exelon Corp.	5.625%	6/15/35	1,975	1,645
FirstEnergy Corp.	7.375%	11/15/31	4,800	4,574
Florida Power & Light Co.	5.950%	10/1/33	950	1,010
Florida Power & Light Co.	5.625%	4/1/34	1,174	1,214
Florida Power & Light Co.	4.950%	6/1/35	150	140
Florida Power & Light Co.	5.400%	9/1/35	1,875	1,856
Florida Power & Light Co.	6.200%	6/1/36	150	163
Florida Power & Light Co.	5.650%	2/1/37	2,150	2,204
Florida Power & Light Co.	5.850%	5/1/37	475	493
Florida Power & Light Co.	5.950%	2/1/38	350	372
Florida Power & Light Co.	5.960%	4/1/39	750	795
Florida Power Corp.	6.350%	9/15/37	2,725	3,045
Florida Power Corp.	6.400%	6/15/38	1,600	1,777
Georgia Power Co.	5.650%	3/1/37	2,075	2,077
Georgia Power Co.	5.950%	2/1/39	1,250	1,290
Indiana Michigan Power Co.	6.050%	3/15/37	1,775	1,679
Kansas City Power & Light	6.050%	11/15/35	500	442
Kansas Gas & Electric	5.647%	3/29/21	1,123	1,085
MidAmerican Energy Co.	6.750%	12/30/31	1,800	2,045
MidAmerican Energy Co.	5.750%	11/1/35	850	814
MidAmerican Energy Co.	5.800%	10/15/36	875	872
MidAmerican Energy Holdings Co.	8.480%	9/15/28	300	362
MidAmerican Energy Holdings Co.	6.125%	4/1/36	6,875	6,832

MidAmerican Energy Holdings Co.	5.950%	5/15/37	4,275	4,205
MidAmerican Energy Holdings Co.	6.500%	9/15/37	700	726
National Rural Utilities Cooperative Finance Corp.	8.000%	3/1/32	2,400	2,693
Nevada Power Co.	6.750%	7/1/37	2,500	2,556
NiSource Finance Corp.	5.450%	9/15/20	725	610
Northern States Power Co.	5.250%	7/15/35	1,175	1,131
Northern States Power Co.	6.250%	6/1/36	525	570
Northern States Power Co.	6.200%	7/1/37	1,050	1,151
Ohio Power Co.	6.600%	2/15/33	400	399
Oncor Electric Delivery Co.	7.000%	9/1/22	1,675	1,783
Oncor Electric Delivery Co.	7.000%	5/1/32	2,025	2,151
Oncor Electric Delivery Co.	7.250%	1/15/33	325	351
Pacific Gas & Electric Co.	6.050%	3/1/34	8,675	9,082
Pacific Gas & Electric Co.	5.800%	3/1/37	2,075	2,097
PacifiCorp	7.700%	11/15/31	400	493
PacifiCorp	5.250%	6/15/35	1,150	1,084
PacifiCorp	5.750%	4/1/37	1,000	1,011
PacifiCorp	6.250%	10/15/37	1,200	1,306
Pepco Holdings, Inc.	7.450%	8/15/32	300	279
Potomac Electric Power	6.500%	11/15/37	1,500	1,535
PPL Electric Utilities Corp.	6.250%	5/15/39	775	822
Progress Energy, Inc.	7.750%	3/1/31	1,725	2,020
Progress Energy, Inc.	7.000%	10/30/31	925	1,017
PSE&G Power LLC	8.625%	4/15/31	400	471
PSI Energy Inc.	6.120%	10/15/35	600	608
Public Service Co. of Colorado	6.250%	9/1/37	1,025	1,123
Public Service Co. of Colorado	6.500%	8/1/38	500	574
Public Service Co. of Oklahoma	6.625%	11/15/37	300	284
Public Service Electric & Gas	5.250%	7/1/35	675	641
Public Service Electric & Gas	5.800%	5/1/37	2,050	2,115
Puget Sound Energy Inc.	5.483%	6/1/35	825	658
Puget Sound Energy Inc.	6.274%	3/15/37	1,425	1,264
South Carolina Electric & Gas Co.	6.625%	2/1/32	500	564
South Carolina Electric & Gas Co.	5.300%	5/15/33	1,850	1,808
South Carolina Electric & Gas Co.	6.050%	1/15/38	500	545
Southern California Edison Co.	6.650%	4/1/29	700	746
Southern California Edison Co.	5.750%	4/1/35	400	421
Southern California Edison Co.	5.350%	7/15/35	3,175	3,143
Southern California Edison Co.	5.625%	2/1/36	1,100	1,116
Southern California Edison Co.	5.550%	1/15/37	600	611
Southern California Edison Co.	5.950%	2/1/38	975	1,024
Southern California Edison Co.	6.050%	3/15/39	1,475	1,577
Tampa Electric Co.	6.550%	5/15/36	450	424
Toledo Edison Co.	7.250%	5/1/20	1,000	1,113
Toledo Edison Co.	6.150%	5/15/37	600	571
United Utilities PLC	6.875%	8/15/28	375	361
Virginia Electric & Power Co.	6.000%	1/15/36	1,725	1,814
Virginia Electric & Power Co.	6.000%	5/15/37	825	845
Virginia Electric & Power Co.	6.350%	11/30/37	1,000	1,066
Virginia Electric & Power Co.	8.875%	11/15/38	1,200	1,596
Wisconsin Electric Power Co.	5.625%	5/15/33	450	436
Wisconsin Electric Power Co.	5.700%	12/1/36	1,675	1,581

	Wisconsin Power & Light Co.	6.375%	8/15/37	950	875
	Xcel Energy, Inc.	6.500%	7/1/36	650	673
	Natural Gas (1.9%)
	AGL Capital Corp.	6.000%	10/1/34	850	665
	Duke Energy Field Services	8.125%	8/16/30	500	493
	El Paso Natural Gas Co.	8.375%	6/15/32	1,350	1,452
	Enbridge Energy Partners	7.500%	4/15/38	525	530
	Energy Transfer Partners LP	6.625%	10/15/36	1,125	1,064
	Energy Transfer Partners LP	7.500%	7/1/38	775	806
	Enterprise Products Operating LP	6.875%	3/1/33	875	908
	Enterprise Products Operating LP	6.650%	10/15/34	900	912
	KeySpan Corp.	8.000%	11/15/30	1,175	1,260
	Kinder Morgan Energy Partners LP	6.850%	2/15/20	2,925	2,997
	Kinder Morgan Energy Partners LP	7.750%	3/15/32	500	528
	Kinder Morgan Energy Partners LP	7.300%	8/15/33	1,000	962
	Kinder Morgan Energy Partners LP	5.800%	3/15/35	1,675	1,424
	Kinder Morgan Energy Partners LP	6.500%	2/1/37	1,350	1,227
	Kinder Morgan Energy Partners LP	6.950%	1/15/38	1,000	967
	ONEOK Inc.	6.000%	6/15/35	975	811
	ONEOK Partners, LP	6.650%	10/1/36	3,425	3,192
	ONEOK Partners, LP	6.850%	10/15/37	200	191
	Plains All American Pipeline LP	6.650%	1/15/37	1,175	1,082
	San Diego Gas & Electric	5.350%	5/15/35	1,775	1,745
	San Diego Gas & Electric	6.125%	9/15/37	625	678
	San Diego Gas & Electric	6.000%	6/1/39	650	699
	Southern California Gas Co.	5.750%	11/15/35	75	75
	Southern Union Co.	7.600%	2/1/24	500	448
	Southern Union Co.	8.250%	11/15/29	1,000	941
	Spectra Energy Capital LLC	8.000%	10/1/19	425	463
	Spectra Energy Capital LLC	6.750%	2/15/32	1,705	1,598
	Tennessee Gas Pipeline	7.000%	10/15/28	2,650	2,497
	Teppco Partners, LP	7.550%	4/15/38	1,125	1,162
	Texas Eastern Transmission	7.000%	7/15/32	700	744
	TransCanada PipeLines Ltd.	5.600%	3/31/34	1,725	1,664
	TransCanada PipeLines Ltd.	5.850%	3/15/36	2,575	2,467
	TransCanada PipeLines Ltd.	6.200%	10/15/37	1,250	1,278
	TransCanada PipeLines Ltd.	7.250%	8/15/38	1,700	1,921
	TransCanada PipeLines Ltd.	7.625%	1/15/39	2,900	3,359
3	Williams Cos., Inc.	8.750%	1/15/20	1,000	1,040
	Williams Cos., Inc.	7.500%	1/15/31	5,850	5,221
	Williams Cos., Inc.	7.750%	6/15/31	2,750	2,461
	Other Utility (0.1%)
	Veolia Environnement	6.750%	6/1/38	1,750	1,818
					199,417
Total Corporate Bonds (Cost $1,252,310)					1,197,050
Sovereign Bonds (U.S. Dollar-Denominated) (5.5%)
	Asian Development Bank	5.593%	7/16/18	4,000	4,360
	European Investment Bank	4.875%	2/15/36	2,400	2,317
	Federative Republic of Brazil	8.875%	4/15/24	3,000	3,703
	Federative Republic of Brazil	8.750%	2/4/25	8,500	10,370
	Federative Republic of Brazil	10.125%	5/15/27	6,700	9,112
	Federative Republic of Brazil	8.250%	1/20/34	5,675	6,753
	Federative Republic of Brazil	7.125%	1/20/37	6,175	6,700

	Federative Republic of Brazil	11.000%	8/17/40	12,375	15,896
	Hydro Quebec	9.400%	2/1/21	1,480	1,928
	Hydro Quebec	8.400%	1/15/22	775	951
	Hydro Quebec	8.050%	7/7/24	5,000	5,965
	Hydro Quebec	8.500%	12/1/29	1,200	1,538
	Inter-American Development Bank	7.000%	6/15/25	750	862
	International Bank for Reconstruction & Development	7.625%	1/19/23	1,807	2,306
	International Bank for Reconstruction & Development	8.875%	3/1/26	1,000	1,431
	Korea Electric Power Corp.	7.000%	2/1/27	750	638
	Kreditanstalt fur Wiederaufbau	0.000%	4/18/36	6,200	1,604
	Kreditanstalt fur Wiederaufbau	0.000%	6/29/37	825	195
	Pemex Project Funding Master Trust	6.625%	6/15/35	4,900	4,422
	Pemex Project Funding Master Trust	6.625%	6/15/38	1,375	1,168
	Province of British Columbia	6.500%	1/15/26	1,500	1,675
	Province of Manitoba	9.250%	4/1/20	1,500	2,054
	Province of Nova Scotia	9.125%	5/1/21	1,280	1,785
	Province of Quebec	7.500%	7/15/23	600	702
	Province of Quebec	7.125%	2/9/24	3,800	4,282
	Province of Quebec	7.500%	9/15/29	3,625	4,341
	Province of Saskatchewan	7.375%	7/15/13	600	693
	Region of Lombardy, Italy	5.804%	10/25/32	2,375	2,325
	Republic of Finland	6.950%	2/15/26	195	241
	Republic of Italy	6.875%	9/27/23	6,600	7,400
	Republic of Italy	5.375%	6/15/33	5,175	4,815
	Republic of Korea	5.625%	11/3/25	900	767
	Republic of Peru	7.350%	7/21/25	3,000	3,187
2	Republic of Peru	6.550%	3/14/37	5,000	4,800
	Republic of South Africa	5.875%	5/30/22	2,125	1,963
	United Mexican States	8.125%	12/30/19	5,750	6,670
	United Mexican States	8.300%	8/15/31	2,275	2,685
	United Mexican States	6.750%	9/27/34	11,625	11,664
	United Mexican States	6.050%	1/11/40	3,700	3,376
Total Sovereign Bonds (Cost $154,977)					147,644
Taxable Municipal Bonds (2.5%)
	California GO	7.500%	4/1/34	5,500	5,056
	California GO	7.550%	4/1/39	5,800	5,301
	Chicago IL Transit Auth. Rev.	6.899%	12/1/40	5,500	5,822
	Connecticut GO	5.850%	3/15/32	4,200	4,266
	Emory University	5.625%	9/1/19	1,000	1,072
	Illinois (Taxable Pension) GO	4.950%	6/1/23	1,700	1,640
	Illinois (Taxable Pension) GO	5.100%	6/1/33	20,125	17,922
	John Hopkins Univ.	5.250%	7/1/19	1,200	1,207
	Kansas Dev. Finance Auth. Rev. (Public Employee
	Retirement System)	5.501%	5/1/34	500	459
	New Jersey Econ. Dev. Auth. State Pension Rev.	7.425%	2/15/29	5,250	5,735
	New Jersey Turnpike Auth. Rev.	4.252%	1/1/16	30	30
	New Jersey Turnpike Auth. Rev.	4.252%	1/1/16	570	561
	New Jersey Turnpike Auth. Rev.	7.414%	1/1/40	2,550	3,023
	New York Metro. Transp. Auth. Rev.	7.336%	11/15/39	1,575	1,872
	Oregon (Taxable Pension) GO	5.762%	6/1/23	600	617

	Oregon (Taxable Pension) GO	5.892%	6/1/27	1,850	1,779
	Oregon School Board Assn.	4.759%	6/30/28	1,850	1,509
	Oregon School Board Assn.	5.528%	6/30/28	1,500	1,410
	Port Auth. of New York & New Jersey Rev.	6.040%	12/1/29	1,125	1,156
	President and Fellows of Harvard College	6.300%	10/1/37	1,000	1,010
	Princeton University	5.700%	3/1/39	1,000	1,004
	San Antonio TX Electric & Gas Rev.	5.985%	2/1/39	600	622
	Stanford Univ.	4.750%	5/1/19	1,000	1,006
	Tobacco Settlement Finance Auth. Rev.	7.467%	6/1/47	3,745	2,386
	Univ. of Texas Permanent Univ. Fund Rev.	6.276%	8/15/41	675	704
	Wisconsin Public Service Rev.	5.700%	5/1/26	900	854
Total Taxable Municipal Bonds (Cost $71,256)					68,023
					Market
					Value
		Coupon		Shares	($000)
Temporary Cash Investment (1.0%)
Money Market Fund (1.0%)
4	Vanguard Market Liquidity Fund (Cost $26,592)	0.395%		26,591,948	26,592

Total Investments (99.4%) (Cost $2,679,936)					2,664,380
Other Assets and Liabilities—Net (0.6%)					14,851
Net Assets (100%)					2,679,231

1	The issuer operates under a congressional charter; its securities are not backed by the full faith and credit of the U.S. government.
2	The average or expected maturity is shorter than the final maturity shown because of the possibility of interim principal payments and prepayments or the possibility of the issue being called.
3

Security exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At June 30, 2009, the aggregate value of these securities was $3,186,000, representing 0.1% of net assets.

4	Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.

GO—General Obligation Bond.

© 2009 Vanguard Group. Inc.
All rights reserved.
Vanguard Marketing Corporation, Distributor.

SNA842 082009

Vanguard Inflation-Protected Securities Fund Semiannual Report

June 30, 2009

>	For the six months ended June 30, 2009, Vanguard Inflation-Protected Securities Fund posted returns of 5.51% for Investor Shares, 5.62% for Admiral Shares, and 5.70% for Institutional Shares.
>	The fund trailed its benchmark index but outpaced the average return of peer-group funds.
>

Because of falling consumer prices late in 2008, the fund made only a small dividend payment in the first quarter of 2009, consisting entirely of excess income earned in the previous year, and it made no dividend payment in the second quarter.

Contents

Your Fund’s Total Returns	1
President’s Letter	2
Advisor’s Report	8
Fund Profile	11
Performance Summary	12
Financial Statements	13
About Your Fund’s Expenses	24
Trustees Approve Advisory Arrangement	26
Glossary	27

Please note: The opinions expressed in this report are just that—informed opinions. They should not be considered promises or advice. Also, please keep in mind that the information and opinions cover the period through the date on the front of this report. Of course, the risks of investing in your fund are spelled out in the prospectus.

Your Fund’s Total Returns

Six Months Ended June 30, 2009
	Ticker
	Symbol	Returns
Vanguard Inflation-Protected Securities Fund
Investor Shares	VIPSX	5.
Admiral™ Shares[1]	VAIPX	5.62
Institutional Shares[2]	VIPIX	5.70
Barclays Capital U.S. Treasury Inflation Notes Index		6.21
Average Treasury Inflation-Protected Securities Fund[3]		5.13

Your Fund’s Performance at a Glance
December 31, 2008–June 30, 2009
			Distributions Per Share
	Starting	Ending	Income	Capital
	Share Price	Share Price	Dividends	Gains
Vanguard Inflation-Protected Securities Fund
Investor Shares	$11.52	$12.15	$0.005	$0.000
Admiral Shares	22.62	23.88	0.011	0.000
Institutional Shares	9.21	9.73	0.005	0.000

1 A lower-cost class of shares available to many longtime shareholders and those with significant investments in the fund.

2 This class of shares also carries low expenses and is available for a minimum of $5 million.

3 Derived from data provided by Lipper Inc.

1

President’s Letter

Dear Shareholder,

The Investor Shares of Vanguard Inflation-Protected Securities Fund returned 5.51% for the six months ended June 30, 2009. The returns of the fund’s lower-cost Admiral and Institutional Shares were modestly higher.

At the start of the half-year, the difference in yields between 5-year Treasury inflation-protected securities and conventional Treasuries suggested that investors were expecting deflation over the next few years. Subsequently, these expectations changed, with the difference in yields indicating that modest inflation was a more probable scenario. The turnaround in expectations helped touch off a rally in inflation-protected Treasuries.

However, declines in the Consumer Price Index, largely a result of falling energy prices, led to a downward adjustment in the fund’s income distributions during the half-year. The fund paid only a small dividend in the first quarter ($0.005 per share for Investor Shares), which represented excess income earned in late 2008. The fund paid no dividend in the second quarter.

For more on how the fund has been affected by adjustments for inflation and deflation, see the “Investment Insight” sidebar on page 5.

2

Newly confident bond investors sought out higher yields

As the fiscal half-year began, investors panicked by the credit-market crisis were seeking shelter in conventional U.S. Treasury bonds, considered the safest of all securities. (Inflation-protected Treasury securities are equally safe from a credit-quality point of view, but investors are less accustomed to viewing them as a haven in times of stress.) The difference between the yields of Treasuries and those of corporate bonds surged to levels not seen since the 1930s.

By mid-March, however, investors had gained confidence from the federal government’s efforts to thaw the credit market and stimulate the economy. Bond investors moved back from Treasuries toward corporate bonds—the riskier, the better. For the six months, conventional Treasuries in aggregate returned about –4%, investment-grade corporate bonds returned about 7%, and high-yield securities—the riskiest of bonds—gained about 30%, as measured respectively by the Barclays Capital U.S. Treasury, U.S. Credit, and U.S. Corporate High Yield Indexes.

Despite some murmurs in the market about longer-term inflation risks, in March the Federal Reserve unveiled plans to make big purchases of Treasury and mortgage-backed securities. The Fed hopes to drive up these securities’ prices and push down yields, and thus keep borrowing costs, such as mortgage rates, low. Other government initiatives during

Market Barometer
			Total Returns
	Periods Ended June 30, 2009
	Six Months	One Year	Five Years[1]
Bonds
Barclays Capital U.S. Aggregate Bond Index (Broad taxable market)	1.90%	6.05%	5.01%
Barclays Capital Municipal Bond Index	6.43	3.77	4.14
Citigroup 3-Month Treasury Bill Index	0.10	0.78	3.02

Stocks
Russell 1000 Index (Large-caps)	4.32%	–26.69%	–1.85%
Russell 2000 Index (Small-caps)	2.64	–25.01	–1.71
Dow Jones U.S. Total Stock Market Index	5.00	–26.11	–1.47
MSCI All Country World Index ex USA (International)	14.35	–30.54	4.95

CPI
Consumer Price Index	2.60%	–1.43%	2.60%

1 Annualized.

3

the period helped to bring down municipal bond yields, which had risen above yields of conventional Treasuries—a reversal in their traditional relationship. For the six months, the tax-exempt bond market returned more than 6%.

The Fed kept the target for short-term interest rates at an all-time low of 0% to 0.25% throughout the period.

Stock gains petered out by the end of the period

For the six months ended June 30, the broad U.S. stock market returned 5%. The stock market began the half-year in negative territory, then rallied through much of the spring. Although the April–June period was the strongest quarter for U.S. stocks since 2003, equity gains fizzled in mid-June as investors were taken aback by a drop in consumer confidence, a decline in home prices, and a larger-than-expected rise in the unemployment rate.

International stocks did better, returning about 14% for the half-year after a very rocky start. Emerging markets posted the best results as investors poured money into countries with strong growth prospects. Higher commodity prices and a slight rebound in manufacturing orders helped reverse the earlier steep declines in stocks abroad.

Still, pockets of the developed and developing markets, particularly in Europe, continued to struggle amid the global recession. After three consecutive monthly

Expense Ratios[1]
Your Fund Compared With Its Peer Group
				Average Treasury
	Investor	Admiral	Institutional	Inflation Protected
	Shares	Shares	Shares	Securities Fund
Inflation-Protected Securities Fund	0.25%	0.12%	0.09%	0.84

1 The fund expense ratios shown are from the prospectuses dated April 24, 2009, and represent estimated costs for the current fiscal year based on the fund’s net assets as of the prospectus date. For the six months ended June 30, 2009, the annualized expense ratios were 0.24% for Investor Shares, 0.12% for Admiral Shares, and 0.09% for Institutional Shares. The peer-group expense ratio is derived from data provided by Lipper Inc. and captures information through year-end 2008.

4

gains, the MSCI All Country World Index ex USA declined slightly for June, perhaps signaling a bumpy road ahead.

Revised inflation views gave fund returns a boost

Early in the period, the specter of deflation dominated the market’s mood. Between November 2008 and January 2009, consumer prices declined by 2.5%. As the intensity of the financial crisis seemed to diminish, however, inflation expectations resurfaced, stimulating a flurry of interest in inflation-indexed bonds.

This was perhaps to be expected: Historically, inflation-indexed Treasury bonds have tended to perform better

Investment insight

Why the fund skipped a dividend

The income distributions from Vanguard Inflation-Protected Securities Fund are based on the sum of two factors. One is the real yield at which the fund securities were purchased (the “real purchased yield”). The other is the inflation adjustment to the value of these holdings, which is based on monthly changes in the Consumer Price Index. A rise in the index (inflation) increases the principal value of those holdings. Together with the “real purchased yield,” this upward adjustment is distributed as income, as required by the Internal Revenue Service. A decline (deflation) reduces the principal value, partially or fully offsetting the real yield.

As the chart shows, late 2008 was a period of significantly falling prices, or deflation. The inflation-related adjustments to the value of inflation-indexed securites are made with a two-month lag, so the significant deflation experienced in late 2008 offset all of (a bit more than, in fact) the fund’s “real purchased yield” accrued in the first half of 2009. The inflation rate has since crept into positive territory.

5

than conventional Treasury bonds when investors are revising their inflation expectations upward. The most recent period witnessed a rally in inflation-indexed Treasury bonds, which contrasted markedly with the negative returns posted by conventional Treasuries, which tumbled as investors sought out higher-yielding alternatives.

The change in investor outlook could be seen in the steadily widening “break-even inflation rate,” a term for the gap in yields between conventional and inflation-protected Treasuries. At the break-even rate, each security is expected to produce about the same total return. If you believe that actual inflation will be greater than the break-even rate, then you’d want to own

TIPS; actual inflation below the break-even rate would make conventional Treasuries a better holding.

At year-end 2008, the break-even rate for 5-year bonds suggested a view that mild deflation was in store. By June 30, investors were pricing in annual inflation of 1.4% over the next five years.

Fostering the change in outlook were the potential inflationary consequences of two massive government efforts: the Federal Reserve Board’s dramatic easing of monetary policy, including a number of unprecedented steps to keep interest rates low, and the federal government’s economic stimulus program, which will

Yields and Returns
			Components of Total Returns
		30-Day SEC	Six Months Ended June 30, 2009
	Yields on June 30,		Capital	Income	Total
Inflation-Protected Securities Fund	2008	2009	Return	Return	Return
Investor Shares	1.16%	1.49%	5.82%	–0.31%	5.51%
Admiral Shares	1.25	1.62	5.88	–0.26	5.62
Institutional Shares	1.27	1.65	5.97	–0.27	5.70

6

require heavy borrowing through bond sales. These sales are expected to hit the market in full force over the next year or so.

The returns of the Inflation-Protection Securities Fund outpaced the average return of peer-group funds (many of which include alternatives to inflation-indexed Treasuries, such as commodity-related securities). The fund trailed its benchmark index, however.

View this Vanguard fund as inflation “insurance”

Inflation is a sinister thing, steadily eroding the purchasing power of your income and capital. Vanguard Inflation-Protected Securities Fund can offer an excellent defense.

The fund is best viewed as a source of “insurance”—inflation insurance—rather than as a source of steady, current income. This is because inflation adjustments to the principal of the fund’s holdings make its income distributions more volatile than those from other government bond funds. Moreover, to maintain the purchasing power of your principal, you should reinvest (rather than spend) the portion of your income distributions that represents an upward adjustment for inflation.

The Inflation-Protected Securities Fund—which strongly benefits from the skilled and disciplined guidance of its advisor, Vanguard Fixed Income Group—is an effective, low-cost choice as part of a diversified portfolio that may include other types of bond funds as well as stock funds and cash investments.

As always, thank you for entrusting your assets to Vanguard.

Sincerely,

F. William McNabb III

President and Chief Executive Officer

July 20, 2009

7

Advisor’s Report

For the six months ended June 30, Vanguard Inflation-Protected Securities Fund returned 5.51% for Investor Shares, 5.62% for Admiral Shares, and 5.70% for Institutional Shares. The fund lagged its benchmark index but was ahead of the average return of its peer group.

The investment environment

The nation’s credit markets began to show some signs of normalcy during the six months ended June 30, aided by aggressive government policies. The Federal Reserve kept its target for short-term interest rates between 0% and 0.25%, a level it expects to maintain for “an extended period.” The central bank also persisted in novel strategies, including the purchase of Treasury and mortgage-backed securities in an attempt to drive down longer-term interest rates. The federal government, meanwhile, launched its effort to restart the economy’s engine with nearly $800 billion worth of stimulus programs.

In this environment, investors regained a taste for risk. They dumped conventional Treasuries—the safest and most liquid of investments, pursued avidly last year by those fleeing risk of any kind—in favor of higher-risk alternatives, driving up the yields of conventional Treasuries. By contrast, investors sought Treasury Inflation-Protected Securities (TIPS), pushing their yields lower, even though they are of the same credit-quality as their conventional counterparts.

At work was a marked change in inflation expectations. As the half-year began, fears of deflation and its potentially dire consequences were beginning to dissipate. (That fear was stoked by the steady fall in the Consumer Price Index during the last five months of 2008, as you can see in the chart on page 5.) TIPS investors instead became more concerned about the potential inflationary impact of a revival of economic growth, the Fed’s highly accommodative monetary policy, and the massive bond issuance expected to pay for the government’s stimulus efforts.

The market’s U-turn in inflation expectations is encapsulated in the break-even inflation rate, which is the spread between the yield to maturity of conventional Treasuries and that of TIPS. The spread is an “indifference” point: It’s an approximation of the annual inflation rate that would produce the same total return for each type of security.

A rise in the break-even rate means that investors are anticipating higher inflation than they did previously. This is what we have seen in the first six months of 2009. At year-end 2008, the break-even rate for 5-year Treasury securities stood at a

8

negative 0.12%, implying expected deflation, and the break-even rate for 10-year securities stood (coincidentally) at a positive 0.12%. By June 30, the 5-year and 10-year break-even rates had risen to 1.4% and 2.54%, respectively.

Management of the fund

For the six months, the fund’s return trailed that of its market benchmark, the Barclays Capital U.S. Treasury Inflation Notes Index. This was primarily due to our decision not to purchase some of the shorter-maturity issues that the Treasury offered at its quarterly auctions and that did well during the period. Our duration positioning, which differed only slightly from the benchmark duration, had little effect on return.

Compared with the index, the fund benefited from its underweighting in TIPS that had less inflation accrued in their principal value. In 2008’s deflationary environment, investors preferred these securities because their principal values would be less affected by downward inflation adjustments. This year, however, with inflation expectations rising, the opposite effect occurred.

Investment outlook

We believe that the market has set the break-even inflation rate at a reasonable level, and that the fund faces little risk of a shift in expectations toward a lower inflation rate or actual deflation. Indeed, given the unprecedented level of fiscal and monetary stimulus that has already been delivered or is in the pipeline, we expect

Yields of U.S. Treasury Bonds
	December 31,	June 30,
Maturity	2008	2009
2 years	0.77%	1.11%
3 years	0.97	1.62
5 years	1.55	2.56
10 years	2.21	3.52
30 years	2.68	4.31

Source: Vanguard.

9

inflation rates to move higher as the recovery continues, albeit slowly. In addition, based on history, we think it’s fairly likely that there will be some policy overshoot, and the Fed will end up dealing with higher-than-expected inflation.

John W. Hollyer, CFA, Principal

Kenneth E. Volpert, CFA, Principal

Vanguard Fixed Income Group

July 23, 2009

10

Inflation-Protected Securities Fund

Fund Profile

As of June 30, 2009

Financial Attributes
		Comparative	Broad
	Fund	Index[1]	Index[2]
Number of Issues	27	27	8,866
Yield[3]		0.9%	4.1%
Investor Shares	1.5%
Admiral Shares	1.6%
Institutional Shares	1.7%
Average Coupon	2.2%	2.3%	4.9%
Average Effective
Maturity	9.1 years	9.2 years	6.7 years
Average Quality[4]	Aaa	Aaa	Aa1
Average Duration	4.2 years	4.2 years	4.3 years
Expense Ratio[5]		—	—
Investor Shares	0.25%
Admiral Shares	0.12%
Institutional Shares	0.09%
Short-Term Reserves	0.5%	—	—

Volatility Measures[6]
	Fund Versus	Fund Versus
	Comparative Index[1]	Broad Index[2]
R-Squared	0.99	0.56
Beta	1.00	1.63

Sector Diversification (% of portfolio)

Treasury	99.5%
Other	0.5%

Distribution by Maturity (% of portfolio)

Under 1 Year	–0.2%[7]
1–5 Years	29.7
5–10 Years	40.3
10–20 Years	30.2
20–30 Years	0.0

Distribution by Credit Quality[4] (% of portfolio)

Aaa	100.0%

Investment Focus

1 Barclays Capital U.S. Treasury Inflation Notes Index.

2 Barclays Capital U.S. Aggregate Bond Index.

3 30-day SEC yield for the fund; index yield assumes that all bonds are called or prepaid at the earliest possible dates. See the Glossary. Yields of inflation-protected securities tend to be lower than those of conventional bonds, because the former do not incorporate market expectations about inflation. The principal amounts—and thus the interest payments—of inflation-protected securities are adjusted over time to reflect inflation.

4 Moody’s Investors Service.

5 The expense ratios shown are from the prospectuses dated April 24, 2009, and represent estimated costs for the current fiscal year based on the fund’s net assets as of the prospectus date. For the six months ended June 30, 2009, the annualized expense ratios were 0.24% for Investor Shares, 0.12% for Admiral Shares, and 0.09% for Institutional Shares.

6 For an explanation of R-squared, beta, and other terms used here, see the Glossary.

7 This number is negative for duration-management purposes.

11

Inflation-Protected Securities Fund

Performance Summary

All of the returns in this report represent past performance, which is not a guarantee of future results that may be achieved by the fund. (Current performance may be lower or higher than the performance data cited. For performance data current to the most recent month-end, visit our website at www.vanguard.com/performance.) Note, too, that both investment returns and principal value can fluctuate widely, so an investor’s shares, when sold, could be worth more or less than their original cost. The returns shown do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares.

Fiscal-Year Total Returns (%): June 29, 2000–June 30, 2009

	Investor Shares			Barclays[1]
Fiscal	Capital	Income	Total	Total
Year	Return	Return	Return	Return
2000	3.3%	2.7%	6.0%	6.1%
2001	3.3	4.3	7.6	7.9
2002	12.1	4.5	16.6	16.6
2003	4.1	3.9	8.0	8.4
2004	3.5	4.8	8.3	8.5
2005	–2.9	5.5	2.6	2.8
2006	–3.0	3.4	0.4	0.4
2007	5.7	5.9	11.6	11.6
2008	–7.5	4.7	–2.8	–2.4
2009[2]	5.8	–0.3	5.5	6.2

Average Annual Total Returns: Periods Ended June 30, 2009

					Since Inception
	Inception Date	One Year	Five Years	Capital	Income	Total
Investor Shares[3]	6/29/2000	–2.52%	4.62%	2.53%	4.44%	6.97%
Admiral Shares	6/10/2005	–2.35	3.80[4]	—	—	—
Institutional Shares	12/12/2003	–2.34	4.74	–0.12	4.67	4.55

1 Barclays Capital U.S. Treasury Inflation Notes Index.

2 Six months ended June 30, 2009.

3 Total returns do not include the account service fee that may be applicable to certain accounts with balances below $10,000.

4 Return since inception.

Note: See Financial Highlights tables for dividend and capital gains information.

12

Inflation-Protected Securities Fund

Financial Statements (unaudited)

Statement of Net Assets

As of June 30, 2009

The fund provides a complete list of its holdings four times in each fiscal year, at the quarter-ends. For the second and fourth fiscal quarters, the lists appear in the fund’s semiannual and annual reports to shareholders. For the first and third fiscal quarters, the fund files the lists with the Securities and Exchange Commission on Form N-Q. Shareholders can look up the fund’s Forms N-Q on the SEC’s website at www.sec.gov. Forms N-Q may also be reviewed and copied at the SEC’s Public Reference Room (see the back cover of this report for further information).

				Face	Market
			Maturity	Amount	Value•
		Coupon	Date	($000)	($000)
U.S. Government and Agency Obligations (98.5%)
U.S. Government Securities (98.5%)
	U.S. Treasury Inflation-Indexed Bond	2.375%	1/15/25	1,613,270	1,870,378
	U.S. Treasury Inflation-Indexed Bond	2.000%	1/15/26	1,298,925	1,362,172
	U.S. Treasury Inflation-Indexed Bond	2.375%	1/15/27	1,182,625	1,289,786
	U.S. Treasury Inflation-Indexed Bond	3.625%	4/15/28	436,625	698,247
	U.S. Treasury Inflation-Indexed Bond	2.500%	1/15/29	322,500	339,026
	U.S. Treasury Inflation-Indexed Bond	3.875%	4/15/29	284,150	465,158
1	U.S. Treasury Inflation-Indexed Note	3.500%	1/15/11	234,500	299,833
	U.S. Treasury Inflation-Indexed Note	2.375%	4/15/11	685,050	757,821
	U.S. Treasury Inflation-Indexed Note	3.375%	1/15/12	325,640	415,630
	U.S. Treasury Inflation-Indexed Note	3.000%	7/15/12	1,175,775	1,477,025
	U.S. Treasury Inflation-Indexed Note	1.875%	7/15/13	944,875	1,123,774
	U.S. Treasury Inflation-Indexed Note	2.000%	1/15/14	1,564,100	1,844,560
	U.S. Treasury Inflation-Indexed Note	1.250%	4/15/14	625,000	631,715
	U.S. Treasury Inflation-Indexed Note	2.000%	7/15/14	747,845	864,914
	U.S. Treasury Inflation-Indexed Note	1.625%	1/15/15	1,280,015	1,421,436
	U.S. Treasury Inflation-Indexed Note	1.875%	7/15/15	1,147,225	1,269,689
	U.S. Treasury Inflation-Indexed Note	2.000%	1/15/16	798,050	869,061
	U.S. Treasury Inflation-Indexed Note	2.500%	7/15/16	656,525	726,590
	U.S. Treasury Inflation-Indexed Note	2.375%	1/15/17	834,025	918,417
	U.S. Treasury Inflation-Indexed Note	2.625%	7/15/17	1,075,425	1,176,667
	U.S. Treasury Inflation-Indexed Note	1.625%	1/15/18	685,600	689,673
	U.S. Treasury Inflation-Indexed Note	1.375%	7/15/18	645,700	617,960
	U.S. Treasury Inflation-Indexed Note	2.125%	1/15/19	263,300	269,601
	U.S. Treasury Inflation-Indexed Note	1.750%	1/15/28	637,125	609,600
Total U.S. Government and Agency Obligations (Cost $21,706,985)					22,008,733

				Shares
Temporary Cash Investments (0.5%)
Money Market Fund (0.5%)
2	Vanguard Market Liquidity Fund
	(Cost $119,289)	0.395%		119,289,124	119,289
Total Investments (99.0%) (Cost $21,826,274)					22,128,022
Other Assets and Liabilities (1.0%)
Other Assets					314,238
Liabilities					(99,878)
					214,360
Net Assets (100%)					22,342,382

13

Inflation-Protected Securities Fund

At June 30, 2009, net assets consisted of:
Amount
($000)
Paid-in Capital	22,510,792
Accumulated Net Investment Losses	(81,921)
Accumulated Net Realized Losses	(387,458)
Unrealized Appreciation (Depreciation)
Investment Securities	301,748
Futures Contracts	(779)
Net Assets	22,342,382

Investor Shares—Net Assets
Applicable to 901,188,986 outstanding $.001 par value shares of
beneficial interest (unlimited authorization)	10,950,441
Net Asset Value Per Share—Investor Shares	$12.15

Admiral Shares—Net Assets
Applicable to 286,239,747 outstanding $.001 par value shares of
beneficial interest (unlimited authorization)	6,834,131
Net Asset Value Per Share—Admiral Shares	$23.88

Institutional Shares—Net Assets
Applicable to 468,647,991 outstanding $.001 par value shares of
beneficial interest (unlimited authorization)	4,557,810
Net Asset Value Per Share—Institutional Shares	$9.73

•	See Note A in Notes to Financial Statements.

1 Securities with a value of $25,255,000 have been segregated as initial margin for open futures contracts.

2 Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.

14

Inflation-Protected Securities Fund

Statement of Operations

Six Months Ended
June 30, 2009
($000)
Investment Income
Income
Interest[1,2]	(48,688)
Total Income (Loss)	(48,688)
Expenses
The Vanguard Group—Note B
Investment Advisory Services	1,085
Management and Administrative—Investor Shares	9,303
Management and Administrative—Admiral Shares	2,263
Management and Administrative—Institutional Shares	857
Marketing and Distribution—Investor Shares	1,418
Marketing and Distribution—Admiral Shares	746
Marketing and Distribution—Institutional Shares	545
Custodian Fees	26
Shareholders’ Reports and Proxies—Investor Shares	330
Shareholders’ Reports and Proxies—Admiral Shares	29
Shareholders’ Reports and Proxies—Institutional Shares	11
Trustees’ Fees and Expenses	15
Total Expenses	16,628
Net Investment Income (Loss)	(65,316)
Realized Net Gain (Loss)
Investment Securities Sold	(5,361)
Futures Contracts	13,666
Realized Net Gain (Loss)	8,305
Change in Unrealized Appreciation (Depreciation)
Investment Securities	1,069,209
Futures Contracts	13,787
Change in Unrealized Appreciation (Depreciation)	1,082,996
Net Increase (Decrease) in Net Assets Resulting from Operations	1,025,985

1 Interest income from an affiliated company of the fund was $569,000.

2 Includes inflation (deflation) adjustments to income totaling ($232,017,000).

See accompanying Notes, which are an integral part of the Financial Statements.

15

Inflation-Protected Securities Fund

Statement of Changes in Net Assets

	Six Months Ended	Year Ended
	June 30,	December 31,
	2009	2008
	($000)	($000)
Increase (Decrease) in Net Assets
Operations
Net Investment Income (Loss)	(65,316)	816,809
Realized Net Gain (Loss)	8,305	(193,744)
Change in Unrealized Appreciation (Depreciation)	1,082,996	(1,359,588)
Net Increase (Decrease) in Net Assets Resulting from Operations	1,025,985	(736,523)
Distributions
Net Investment Income
Investor Shares	(3,989)	(437,788)
Admiral Shares	(2,659)	(232,295)
Institutional Shares	(1,914)	(151,469)
Realized Capital Gain
Investor Shares	—	—
Admiral Shares	—	—
Institutional Shares	—	—
Total Distributions	(8,562)	(821,552)
Capital Share Transactions
Investor Shares	1,847,239	2,768,454
Admiral Shares	1,804,158	1,674,728
Institutional Shares	1,104,979	1,285,999
Net Increase (Decrease) from Capital Share Transactions	4,756,376	5,729,181
Total Increase (Decrease)	5,773,799	4,171,106
Net Assets
Beginning of Period	16,568,583	12,397,477
End of Period[1]	22,342,382	16,568,583

1 Net Assets—End of Period includes undistributed (overdistributed) net investment income of ($81,921,000) and ($15,411,000).

See accompanying Notes, which are an integral part of the Financial Statements.

16

Inflation-Protected Securities Fund

Financial Highlights

Investor Shares
	Six Months	Year	Feb. 1,
	Ended	Ended	2007 to
For a Share Outstanding	June 30,	Dec. 31,	Dec. 31,	Year Ended January 31,
Throughout Each Period	2009	2008	2007[1]	2007	2006	2005	2004
Net Asset Value,
Beginning of Period	$11.52	$12.45	$11.80	$12.18	$12.57	$12.36	$11.91
Investment Operations
Net Investment Income (Loss)	(.036)	.614	.651	.483	.573	.596	.410
Net Realized and
Unrealized Gain (Loss)
on Investments	.671	(.930)	.646	(.437)	(.230)	.244	.610
Total from
Investment Operations	.635	(.316)	1.297	.046	.343	.840	1.020
Distributions
Dividends from
Net Investment Income	(.005)	(.614)	(.647)	(.407)	(.681)	(.565)	(.450)
Distributions from
Realized Capital Gains	—	—	—	—	(.052)	(.065)	(.120)
Return of Capital	—	—	—	(.019)	—	—	—
Total Distributions	(.005)	(.614)	(.647)	(.426)	(.733)	(.630)	(.570)
Net Asset Value,
End of Period	$12.15	$11.52	$12.45	$11.80	$12.18	$12.57	$12.36

Total Return[2]	5.51%	–2.85%	11.40%	0.43%	2.76%	6.96%	8.69%
Ratios/Supplemental Data
Net Assets,
End of Period (Millions)	$10,950	$8,593	$6,662	$5,361	$6,227	$7,530	$5,164
Ratio of Total Expenses to
Average Net Assets	0.24%[3]	0.20%	0.20%[3]	0.20%	0.20%	0.17%	0.18%
Ratio of Net Investment
Income to Average
Net Assets	(0.76)%[3]	5.02%	5.92%[3]	3.87%	4.83%	4.83%	3.46%
Portfolio Turnover Rate	23%[3]	28%	21%	53%	47%	73%	63%

1 The fund’s fiscal year-end changed from January 31 to December 31, effective December 31, 2007.

2 Total returns do not include the account service fee that may be applicable to certain accounts with balances below $10,000.

3 Annualized.

See accompanying Notes, which are an integral part of the Financial Statements.

17

Inflation-Protected Securities Fund

Financial Highlights

Admiral Shares
	Six Months	Year	Feb. 1,	Year	June 10,
	Ended	Ended	2007, to	Ended	2005[2] to
	June 30,	Dec. 31,	Dec. 31,	Jan. 31,	Jan. 31,
For a Share Outstanding Throughout Each Period	2009	2008	2007[1]	2007	2006
Net Asset Value, Beginning of Period	$22.62	$24.45	$23.17	$23.91	$25.00
Investment Operations
Net Investment Income (Loss)	(.057)	1.226	1.299	.971	.683
Net Realized and Unrealized Gain (Loss) on Investments	1.328	(1.829)	1.278	(.858)	(.432)
Total from Investment Operations	1.271	(.603)	2.577	.113	.251
Distributions
Dividends from Net Investment Income	(.011)	(1.227)	(1.297)	(.815)	(1.315)
Distributions from Realized Capital Gains	—	—	—	—	(.026)
Return of Capital	—	—	—	(.038)	—
Total Distributions	(.011)	(1.227)	(1.297)	(.853)	(1.341)
Net Asset Value, End of Period	$23.88	$22.62	$24.45	$23.17	$23.91

Total Return	5.62%	–2.78%	11.54%	0.53%	1.02%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$6,834	$4,726	$3,487	$2,523	$2,474
Ratio of Total Expenses to Average Net Assets	0.12%[3]	0.11%	0.11%[3]	0.11%	0.11%[3]
Ratio of Net Investment Income (Loss)
to Average Net Assets	(0.64)%[3]	5.11%	6.01%[3]	3.96%	4.92%[3]
Portfolio Turnover Rate	23%[3]	28%	21%	53%	47%

1 The fund’s fiscal year-end changed from January 31 to December 31, effective December 31, 2007.

2 Inception.

3 Annualized.

See accompanying Notes, which are an integral part of the Financial Statements.

18

Inflation-Protected Securities Fund

Financial Highlights

Institutional Shares
	Six Months	Year	Feb. 1,				Dec. 12,
	Ended	Ended	2007, to				2003[2] to
For a Share Outstanding	June 30,	Dec. 31,	Dec. 31,	Year Ended January 31,			Jan. 31,
Throughout Each Period	2009	2008	2007[1]	2007	2006	2005	2004
Net Asset Value,
Beginning of Period	$9.21	$9.96	$9.44	$9.74	$10.06	$9.88	$10.00
Investment Operations
Net Investment
Income (Loss)	(.022)	.502	.532	.398	.471	.483	—
Net Realized and
Unrealized Gain (Loss)
on Investments	.547	(.751)	.521	(.348)	(.194)	.207	.080
Total from
Investment Operations	.525	(.249)	1.053	.050	.277	.690	.080
Distributions
Dividends from
Net Investment Income	(.005)	(.501)	(.533)	(.335)	(.556)	(.458)	(.104)
Distributions from
Realized Capital Gains	—	—	—	—	(.041)	(.052)	(.096)
Return of Capital	—	—	—	(.015)	—	—	—
Total Distributions	(.005)	(.501)	(.533)	(.350)	(.597)	(.510)	(.200)
Net Asset Value,
End of Period	$9.73	$9.21	$9.96	$9.44	$9.74	$10.06	$9.88

Total Return	5.70%	–2.81%	11.58%	0.57%	2.79%	7.15%	0.83%

Ratios/Supplemental Data
Net Assets,
End of Period (Millions)	$4,558	$3,250	$2,248	$1,673	$1,238	$601	$204
Ratio of Total Expenses to
Average Net Assets	0.09%[3]	0.08%	0.08%[3]	0.08%	0.08%	0.11%	0.12%[3]
Ratio of Net Investment
Income (Loss) to Average
Net Assets	(0.61)%[3]	5.14%	6.04%[3]	3.99%	4.95%	4.93%	—%[4]
Portfolio Turnover Rate	23%[3]	28%	21%	53%	47%	73%	63%

1 The fund’s fiscal year-end changed from January 31 to December 31, effective December 31, 2007.

2 Inception.

3 Annualized.

4 Negative inflation adjustments and premium amortization completely offset coupon income for the period from December 12, 2003, to January 31, 2004.

See accompanying Notes, which are an integral part of the Financial Statements.

19

Inflation-Protected Securities Fund

Notes to Financial Statements

Vanguard Inflation-Protected Securities Fund is registered under the Investment Company Act of 1940 as an open-end investment company, or mutual fund. The fund offers three classes of shares: Investor Shares, Admiral Shares, and Institutional Shares. Investor Shares are available to any investor who meets the fund’s minimum purchase requirements. Admiral Shares are designed for investors who meet certain administrative, service, tenure, and account-size criteria. Institutional Shares are designed for investors who meet certain administrative and service criteria and invest a minimum of $5 million.

A. The following significant accounting policies conform to generally accepted accounting principles for U.S. mutual funds. The fund consistently follows such policies in preparing its financial statements.

1. Security Valuation: Bonds, and temporary cash investments acquired over 60 days to maturity, are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Investments in Vanguard Market Liquidity Fund are valued at that fund’s net asset value. Other temporary cash investments are valued at amortized cost, which approximates market value. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund’s pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the board of trustees to represent fair value.

2. Futures Contracts: The fund uses futures contracts to invest in fixed income asset classes with greater efficiency and lower cost than is possible through direct investment, to add value when these instruments are attractively priced, or to adjust sensitivity to changes in interest rates. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of bonds held by the fund and the prices of futures contracts, and the possibility of an illiquid market.

Futures contracts are valued based upon their quoted daily settlement prices. The aggregate principal amounts of the contracts are not recorded in the Statement of Net Assets. Fluctuations in the value of the contracts are recorded in the Statement of Net Assets as an asset (liability) and in the Statement of Operations as unrealized appreciation (depreciation) until the contracts are closed, when they are recorded as realized futures gains (losses).

3. Federal Income Taxes: The fund intends to continue to qualify as a regulated investment company and distribute all of its taxable income. Management has analyzed the fund’s tax positions taken on federal income tax returns for all open tax years (tax years ended December 31, 2005–2008) and for the period ended June 30, 2009, and has concluded that no provision for federal income tax is required in the fund’s financial statements.

4. Distributions: Distributions to shareholders are recorded on the ex-dividend date.

5. Other: Interest income includes income distributions received from Vanguard Market Liquidity Fund and is accrued daily. Premiums and discounts on debt securities purchased are amortized and accreted, respectively, to interest income over the lives of the respective securities. Inflation (deflation) adjustments to the face amount of inflation-indexed securities are recorded as increases (decreases) to interest income. Security transactions are accounted for on the date securities are bought or sold. Costs used to determine realized gains (losses) on the sale of investment securities are those of the specific securities sold.

Each class of shares has equal rights as to assets and earnings, except that each class separately bears certain class-specific expenses related to maintenance of shareholder accounts (included in Management and Administrative expenses), shareholder reporting, and proxies. Marketing and

20

Inflation-Protected Securities Fund

distribution expenses are allocated to each class of shares based on a method approved by the board of trustees. Income, other non-class-specific expenses, and gains and losses on investments are allocated to each class of shares based on its relative net assets.

B. The Vanguard Group furnishes at cost investment advisory, corporate management, administrative, marketing, and distribution services. The costs of such services are allocated to the fund under methods approved by the board of trustees. The fund has committed to provide up to 0.40% of its net assets in capital contributions to Vanguard. At June 30, 2009, the fund had contributed capital of $4,941,000 to Vanguard (included in Other Assets), representing 0.02% of the fund’s net assets and 1.98% of Vanguard’s capitalization. The fund’s trustees and officers are also directors and officers of Vanguard.

C. Various inputs may be used to determine the value of the fund’s investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.

Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments).

The following table summarizes the fund’s investments as of June 30, 2009, based on the inputs used to value them:

	Level 1	Level 2	Level 3
Investments	($000)	($000)	($000)
U.S. Government and Agency Obligations	—	22,008,733	—
Temporary Cash Investments	119,289	—	—
Futures Contracts—Assets[1]	1,421	—	—
Total	120,710	22,008,733	—
1 Represents variation margin on the last day of the reporting period.

D. At June 30, 2009, the aggregate settlement value of open futures contracts and the related unrealized appreciation (depreciation) were:

				($000)
		Number of	Aggregate	Unrealized
		Long (Short)	Settlement	Appreciation
Futures Contracts	Expiration	Contracts	Value	(Depreciation)
10-Year U.S. Treasury Note	September 2009	(7,082)	823,393	(898)
5-Year U.S. Treasury Note	September 2009	(598)	68,602	119

Unrealized appreciation (depreciation) on open futures contracts is required to be treated as realized gain (loss) for tax purposes.

21

Inflation-Protected Securities Fund

E. Distributions are determined on a tax basis and may differ from net investment income and realized capital gains for financial reporting purposes. Differences may be permanent or temporary. Permanent differences are reclassified among capital accounts in the financial statements to reflect their tax character. Temporary differences arise when certain items of income, expense, gain, or loss are recognized in different periods for financial statement and tax purposes; these differences will reverse at some time in the future. Differences in classification may also result from the treatment of short-term gains as ordinary income for tax purposes.

The fund’s tax-basis capital gains and losses are determined only at the end of each fiscal year. For tax purposes, at December 31, 2008, the fund had available realized losses of $382,650,000 to offset future net capital gains of $152,319,000 through December 31, 2014, $32,494,000 through December 31, 2015, $13,094,000 through December 31, 2016, and $184,743,000 through December 31, 2017. The fund will use these capital losses to offset net taxable capital gains, if any, realized during the year ending December 31, 2009; should the fund realize net capital losses for the year, the losses will be added to the loss carryforward balances above.

Certain of the fund’s U.S. Treasury Inflation-Indexed securities experienced deflation adjustments that reduced interest income and the cost of investments for financial statement purposes by an amount greater than the reduction of taxable income; the additional income reduction will be deferred for tax purposes until it is used to offset future inflation adjustments that increase taxable income. The difference becomes permanent if the securities are sold. During the six months ended June 30, 2009, the fund realized gains of $7,368,000 that were included in ordinary income for tax purposes as a result of deferred deflation adjustments; accordingly such gains have been reclassified from accumulated net realized losses to accumulated net investment losses. Deferred inflation adjustments to securites held at June 30, 2009, totaling $11,789,000 are reflected as a reduction of the amount of tax-basis unrealized appreciation of investment securities.

At June 30, 2009, the cost of investment securities for tax purposes was $21,838,063,000. Net unrealized appreciation of investment securities for tax purposes was $289,959,000, consisting of unrealized gains of $325,285,000 on securities that had risen in value since their purchase and $35,326,000 in unrealized losses on securities that had fallen in value since their purchase.

F. During the six months ended June 30, 2009, the fund purchased $7,150,117,000 of investment securities and sold $2,190,397,000 of investment securities, other than temporary cash investments.

22

G. Capital share transactions for each class of shares were:

	Six Months Ended		Year Ended
	June 30, 2009		December 31, 2008
	Amount	Shares	Amount	Shares
	($000)	(000)	($000)	(000)
Investor Shares
Issued	3,223,780	271,734	6,078,445	485,209
Issued in Lieu of Cash Distributions	3,566	293	393,510	31,553
Redeemed	(1,380,107)	(116,844)	(3,703,501)	(305,814)
Net Increase (Decrease)—Investor Shares	1,847,239	155,183	2,768,454	210,948
Admiral Shares
Issued	2,484,299	106,585	3,508,867	144,106
Issued in Lieu of Cash Distributions	2,367	99	209,091	8,542
Redeemed	(682,508)	(29,392)	(2,043,230)	(86,333)
Net Increase (Decrease)—Admiral Shares	1,804,158	77,292	1,674,728	66,315
Institutional Shares
Issued	1,546,159	162,662	2,165,117	218,461
Issued in Lieu of Cash Distributions	1,799	185	143,131	14,364
Redeemed	(442,979)	(46,946)	(1,022,249)	(105,857)
Net Increase (Decrease)—Institutional Shares	1,104,979	115,901	1,285,999	126,968

H. In preparing the financial statements as of June 30, 2009, management considered the impact of subsequent events occurring through August 5, 2009, for potential recognition or disclosure in these financial statements.

23

About Your Fund’s Expenses

As a shareholder of the fund, you incur ongoing costs, which include costs for portfolio management, administrative services, and shareholder reports (like this one), among others. Operating expenses, which are deducted from a fund’s gross income, directly reduce the investment return of the fund.

A fund’s expenses are expressed as a percentage of its average net assets. This figure is known as the expense ratio. The following examples are intended to help you understand the ongoing costs (in dollars) of investing in your fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period.

The accompanying table illustrates your fund’s costs in two ways:

• Based on actual fund return. This section helps you to estimate the actual expenses that you paid over the period. The “Ending Account Value” shown is derived from the fund’s actual return, and the third column shows the dollar amount that would have been paid by an investor who started with $1,000 in the fund. You may use the information here, together with the amount you invested, to estimate the expenses that you paid over the period.

To do so, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number given for your fund under the heading “Expenses Paid During Period.”

• Based on hypothetical 5% yearly return. This section is intended to help you compare your fund’s costs with those of other mutual funds. It assumes that the fund had a yearly return of 5% before expenses, but that the expense ratio is unchanged. In this case—because the return used is not the fund’s actual return—the results do not apply to your investment. The example is useful in making comparisons because the Securities and Exchange Commission requires all mutual funds to calculate expenses based on a 5% return. You can assess your fund’s costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.

Note that the expenses shown in the table are meant to highlight and help you compare ongoing costs only and do not reflect transaction costs incurred by the fund for buying and selling securities. Further, the expenses do not include the account service fee described in the prospectus. If such a fee were applied to your account, your costs would be higher. Your fund does not charge transaction fees, such as purchase or redemption fees, nor does it carry a “sales load.”

The calculations assume no shares were bought or sold during the period. Your actual costs may have been higher or lower, depending on the amount of your investment and the timing of any purchases or redemptions.

You can find more information about the fund’s expenses in the Financial Statements section of this report. For additional information on operating expenses and other shareholder costs, please refer to your fund’s current prospectus.

24

Six Months Ended June 30, 2009
	Beginning	Ending	Expenses
	Account Value	Account Value	Paid During
Inflation-Protected Securities Fund	12/31/2008	6/30/2009	Period[1]
Based on Actual Fund Return
Investor Shares	$1,000.00	$1,055.12	$1.22
Admiral Shares	1,000.00	1,056.19	0.61
Institutional Shares	1,000.00	1,057.00	0.46
Based on Hypothetical 5% Yearly Return
Investor Shares	$1,000.00	$1,023.60	$1.20
Admiral Shares	1,000.00	1,024.20	0.60
Institutional Shares	1,000.00	1,024.35	0.45

1 The calculations are based on expenses incurred in the most recent six-month period. The fund’s annualized six-month expense ratios for that period are 0.24% for Investor Shares, 0.12% for Admiral Shares, and 0.09% for Institutional Shares. The dollar amounts shown as “Expenses Paid” are equal to the annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent six-month period, then divided by the number of days in the most recent 12-month period.

25

Trustees Approve Advisory Arrangement

The board of trustees of Vanguard Inflation-Protected Securities Fund has renewed the fund’s investment advisory arrangement with The Vanguard Group, Inc. Vanguard—through its Fixed Income Group—serves as the investment advisor for the fund. The board determined that continuing the fund’s internalized management structure was in the best interests of the fund and its shareholders.

The board based its decision upon an evaluation of the advisor’s investment staff, portfolio management process, and performance. The trustees considered the factors discussed below, among others. However, no single factor determined whether the board approved the arrangement. Rather, it was the totality of the circumstances that drove the board’s decision.

Nature, extent, and quality of services

The board considered the quality of the fund’s investment management over both the short and long term, and took into account the organizational depth and stability of the advisor. The board noted that Vanguard has been managing investments for more than three decades. The Fixed Income Group adheres to a sound, disciplined investment management process; the team has considerable experience, stability, and depth.

The board concluded that Vanguard’s experience, stability, depth, and performance, among other factors, warranted continuation of the advisory arrangement.

Investment performance

The board considered the short- and long-term performance of the fund, including any periods of outperformance or underperformance of a relevant benchmark and peer group. The board concluded that the fund has performed in line with expectations, and that its results have been consistent with its investment strategies. Information about the fund’s most recent performance can be found in the Performance Summary section of this report.

Cost

The board concluded that the fund’s expense ratio was well below the average expense ratio charged by funds in its peer group. The board noted that the fund’s advisory expense ratio was also well below its peer-group average. Information about the fund’s expense ratio appears in the About Your Fund’s Expenses section of this report as well as in the Financial Statements section.

The board does not conduct a profitability analysis of Vanguard, because of Vanguard’s unique “at-cost” structure. Unlike most other mutual fund management companies, Vanguard is owned by the funds it oversees, and produces “profits” only in the form of reduced expenses for fund shareholders.

The benefit of economies of scale

The board concluded that the fund’s low-cost arrangement with Vanguard ensures that the fund will realize economies of scale as it grows, with the cost to shareholders declining as fund assets increase.

The board will consider whether to renew the advisory arrangement again after a one-year period.

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Glossary

Average Coupon. The average interest rate paid on the fixed income securities held by a fund. It is expressed as a percentage of face value.

Average Duration. An estimate of how much the value of the bonds held by a fund will fluctuate in response to a change in interest rates. To see how the value could change, multiply the average duration by the change in rates. If interest rates rise by 1 percentage point, the value of the bonds in a fund with an average duration of five years would decline by about 5%. If rates decrease by a percentage point, the value would rise by 5%.

Average Effective Maturity. The average length of time until fixed income securities held by a fund reach maturity and are repaid, taking into consideration the possibility that the issuer may call the bond before its maturity date. The figure reflects the proportion of fund assets represented by each security; it also reflects any futures contracts held. In general, the longer the average effective maturity, the more a fund’s share price will fluctuate in response to changes in market interest rates.

Average Quality. An indicator of credit risk, this figure is the average of the ratings assigned to a fund’s fixed income holdings by credit-rating agencies. The agencies make their judgment after appraising an issuer’s ability to meet its obligations. Quality is graded on a scale, with Aaa or AAA indicating the most creditworthy bond issuers. U.S. Treasury securities are considered to have the highest credit quality.

Beta. A measure of the magnitude of a fund’s past share-price fluctuations in relation to the ups and downs of a given market index. The index is assigned a beta of 1.00. Compared with a given index, a fund with a beta of 1.20 typically would have seen its share price rise or fall by 12% when the index rose or fell by 10%. For this report, beta is based on returns over the past 36 months for both the fund and the index. Note that a fund’s beta should be reviewed in conjunction with its R-squared (see definition). The lower the R-squared, the less correlation there is between the fund and the index, and the less reliable beta is as an indicator of volatility.

Distribution by Coupon. A breakdown of the securities in a fund according to coupon rate—the interest rate that an issuer promises to pay, expressed as an annual percentage of face value. Securities with unusually high coupon rates may be subject to call risk, the possibility that they will be redeemed (or “called”) early by the issuer.

Expense Ratio. The percentage of a fund’s average net assets used to pay its annual administrative and advisory expenses. These expenses directly reduce returns to investors.

Inception Date. The date on which the assets of a fund (or one of its share classes) are first invested in accordance with the fund’s investment objective. For funds with a subscription period, the inception date is the day after that period ends. Investment performance is measured from the inception date.

R-Squared. A measure of how much of a fund’s past returns can be explained by the returns from the market in general, as measured by a given index. If a fund’s total returns were precisely synchronized with an index’s returns, its R-squared would be 1.00. If the fund’s returns bore no relationship to the index’s returns, its R-squared would be 0. For this report, R-squared is based on returns over the past 36 months for both the fund and the index.

Short-Term Reserves. The percentage of a fund invested in highly liquid, short-term securities that can be readily converted to cash.

27

Yield. A fund’s 30-day SEC yield is derived using a formula specified by the U.S. Securities and Exchange Commission. Under the formula, data related to the fund’s security holdings in the previous 30 days are used to calculate the fund’s hypothetical net income for that period, which is then annualized and divided by the fund’s estimated average net assets over the calculation period. For the purposes of this calculation, a security’s income is based on its current market yield to maturity (in the case of bonds) or its projected dividend yield (for stocks). Because the SEC yield represents hypothetical annualized income, it will differ—at times significantly—from the fund’s actual experience. As a result, the fund’s income distributions may be higher or lower than implied by the SEC yield.

Yield to Maturity. The rate of return an investor would receive if the fixed income securities held by a fund were held to their maturity dates.

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The People Who Govern Your Fund

The trustees of your mutual fund are there to see that the fund is operated and managed in your best interests since, as a shareholder, you are a part owner of the fund. Your fund’s trustees also serve on the board of directors of The Vanguard Group, Inc., which is owned by the Vanguard funds and provides services to them on an at-cost basis.

A majority of Vanguard’s board members are independent, meaning that they have no affiliation with Vanguard or the funds they oversee, apart from the sizable personal investments they have made as private individuals. The independent board members have distinguished backgrounds in business, academia, and public service. Each of the trustees and executive officers oversees 157 Vanguard funds.

The following table provides information for each trustee and executive officer of the fund. More information about the trustees is in the Statement of Additional Information, which can be obtained, without charge, by contacting Vanguard at 800-662-7447, or online at www.vanguard.com.

Interested Trustees	Emerson U. Fullwood
Born 1948. Trustee Since January 2008. Principal
Occupation(s) During the Past Five Years: Retired
John J. Brennan[1]	Executive Chief Staff and Marketing Officer for North
Born 1954. Trustee Since May 1987. Chairman of	America and Corporate Vice President of Xerox
the Board. Principal Occupation(s) During the Past	Corporation (photocopiers and printers); Director of
Five Years: Chairman of the Board and Director/Trustee	SPX Corporation (multi-industry manufacturing), the
of The Vanguard Group, Inc., and of each of the	United Way of Rochester, the Boy Scouts of America,
investment companies served by The Vanguard Group;	Amerigroup Corporation (direct health and medical
Chief Executive Officer and President of The Vanguard	insurance carriers), and Monroe Community College
Group and of each of the investment companies served	Foundation.
by The Vanguard Group (1996–2008); Chairman of
the Financial Accounting Foundation; Governor of
the Financial Industry Regulatory Authority (FINRA);	Rajiv L. Gupta
Director of United Way of Southeastern Pennsylvania.	Born 1945. Trustee Since December 2001.[2] Principal
Occupation(s) During the Past Five Years: Retired
Chairman and Chief Executive Officer of Rohm and
F. William McNabb III[1]	Haas Co. (chemicals); President of Rohm and Haas Co.
Born 1957. Trustee Since July 2009. Principal	(2006–2008); Board Member of American Chemistry
Occupation(s) During the Past Five Years: Director of	Council; Director of Tyco International, Ltd. (diversified
The Vanguard Group, Inc., since 2008; Chief Executive	manufacturing and services) and Hewlett-Packard Co.
Officer and President of The Vanguard Group and of	(electronic computer manufacturing); Trustee of The
each of the investment companies served by The	Conference Board.
Vanguard Group since 2008; Director of Vanguard
Marketing Corporation; Managing Director of The
Vanguard Group (1995–2008).	Amy Gutmann
Born 1949. Trustee Since June 2006. Principal
Occupation(s) During the Past Five Years: President of
Independent Trustees	the University of Pennsylvania; Christopher H. Browne
Distinguished Professor of Political Science in the School
of Arts and Sciences with Secondary Appointments
Charles D. Ellis	at the Annenberg School for Communication and the
Born 1937. Trustee Since January 2001. Principal	Graduate School of Education of the University of
Occupation(s) During the Past Five Years: Applecore	Pennsylvania; Director of Carnegie Corporation of
Partners (pro bono ventures in education); Senior	New York, Schuylkill River Development Corporation,
Advisor to Greenwich Associates (international business	and Greater Philadelphia Chamber of Commerce;
strategy consulting); Successor Trustee of Yale University;	Trustee of the National Constitution Center.
Overseer of the Stern School of Business at New York
University; Trustee of the Whitehead Institute for
Biomedical Research.

JoAnn Heffernan Heisen	Executive Officers
Born 1950. Trustee Since July 1998. Principal
Occupation(s) During the Past Five Years: Retired
Corporate Vice President, Chief Global Diversity Officer,	Thomas J. Higgins[1]
and Member of the Executive Committee of Johnson	Born 1957. Chief Financial Officer Since September
& Johnson (pharmaceuticals/consumer products);	2008. Principal Occupation(s) During the Past Five
Vice President and Chief Information Officer of Johnson	Years: Principal of The Vanguard Group, Inc.; Chief
& Johnson (1997–2005); Director of the University	Financial Officer of each of the investment companies
Medical Center at Princeton and Women’s Research	served by The Vanguard Group since 2008; Treasurer
and Education Institute.	of each of the investment companies served by The
Vanguard Group (1998–2008).

André F. Perold
Born 1952. Trustee Since December 2004. Principal	Kathryn J. Hyatt[1]
Occupation(s) During the Past Five Years: George Gund	Born 1955. Treasurer Since November 2008. Principal
Professor of Finance and Banking, Harvard Business	Occupation(s) During the Past Five Years: Principal of
School; Director and Chairman of UNX, Inc. (equities	The Vanguard Group, Inc.; Treasurer of each of the
trading firm); Chair of the Investment Committee of	investment companies served by The Vanguard
HighVista Strategies LLC (private investment firm).	Group since 2008; Assistant Treasurer of each of the
investment companies served by The Vanguard Group
(1988–2008).
Alfred M. Rankin, Jr.
Born 1941. Trustee Since January 1993. Principal
Occupation(s) During the Past Five Years: Chairman,	Heidi Stam[1]
President, Chief Executive Officer, and Director of	Born 1956. Secretary Since July 2005. Principal
NACCO Industries, Inc. (forklift trucks/housewares/	Occupation(s) During the Past Five Years: Managing
lignite); Director of Goodrich Corporation (industrial	Director of The Vanguard Group, Inc., since 2006;
products/aircraft systems and services).	General Counsel of The Vanguard Group since 2005;
Secretary of The Vanguard Group and of each of the
investment companies served by The Vanguard Group
Peter F. Volanakis	since 2005; Director and Senior Vice President of
Born 1955. Trustee Since July 2009. Principal	Vanguard Marketing Corporation since 2005; Principal
Occupations During the Past Five Years: President	of The Vanguard Group (1997–2006).
since 2007 and Chief Operating Officer since 2005
of Corning Incorporated (communications equipment);
President of Corning Technologies (2001–2005); Director	Vanguard Senior Management Team
of Corning Incorporated and Dow Corning; Trustee of
the Corning Incorporated Foundation and the Corning
Museum of Glass; Overseer of the Amos Tuck School	R. Gregory Barton	Michael S. Miller
of Business Administration at Dartmouth College.	Mortimer J. Buckley	James M. Norris
	Kathleen C. Gubanich	Glenn W. Reed
	Paul A. Heller	George U. Sauter

Founder

John C. Bogle
Chairman and Chief Executive Officer, 1974–1996

1 These individuals are “interested persons” as defined in the Investment Company Act of 1940.

2 December 2002 for Vanguard Equity Income Fund, Vanguard Growth Equity Fund, the Vanguard Municipal Bond Funds, and the Vanguard State Tax-Exempt Funds.

P.O. Box 2600
Valley Forge, PA 19482-2600

Connect with Vanguard® > www.vanguard.com

Fund Information > 800-662-7447	All comparative mutual fund data are from Lipper Inc.
or Morningstar, Inc., unless otherwise noted.
Direct Investor Account Services > 800-662-2739

Institutional Investor Services > 800-523-1036	You can obtain a free copy of Vanguard’s proxy voting
guidelines by visiting our website, www.vanguard.com,
Text Telephone for People	and searching for “proxy voting guidelines,” or by
With Hearing Impairment > 800-952-3335	calling Vanguard at 800-662-2739. The guidelines are
also available from the SEC’s website, www.sec.gov.
In addition, you may obtain a free report on how your
This material may be used in conjunction	fund voted the proxies for securities it owned during
with the offering of shares of any Vanguard	the 12 months ended June 30. To get the report, visit
fund only if preceded or accompanied by	either www.vanguard.com or www.sec.gov.
the fund’s current prospectus.

You can review and copy information about your fund
CFA® is a trademark owned by CFA Institute.	at the SEC’s Public Reference Room in Washington, D.C.
To find out more about this public service, call the SEC
at 202-551-8090. Information about your fund is also
available on the SEC’s website, and you can receive
copies of this information, for a fee, by sending a
request in either of two ways: via e-mail addressed to
publicinfo@sec.gov or via regular mail addressed to the
Public Reference Section, Securities and Exchange
Commission, Washington, DC 20549-0102.

© 2009 The Vanguard Group, Inc.
All rights reserved.
Vanguard Marketing Corporation, Distributor.

Q1192 082009

Item 2: Not Applicable.

Item 3: Not Applicable.

Item 4: Not Applicable.

Item 5: Not Applicable.

Item 6: Not Applicable.

Item 7: Not Applicable.

Item 8: Not Applicable.

Item 9: Not Applicable.

Item 10: Not Applicable.

Item 11: Controls and Procedures.

(a) Disclosure Controls and Procedures. The Principal Executive and Financial Officers concluded that the Registrant's Disclosure Controls and Procedures are effective based on their evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

(b) Internal Control Over Financial Reporting. There were no significant changes in Registrant’s Internal Control Over Financial Reporting or in other factors that could significantly affect this control subsequent to the date of the evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.

Item 12: Exhibits.

(a)	Code of Ethics.
(b)	Certifications.

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

VANGUARD BOND INDEX FUNDS

By:	/s/ F. WILLIAM MCNABB III*
F. WILLIAM MCNABB III
CHIEF EXECUTIVE OFFICER

Date: August 12, 2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

VANGUARD BOND INDEX FUNDS

By:	/s/ F. WILLIAM MCNABB III*
F. WILLIAM MCNABB III
CHIEF EXECUTIVE OFFICER

Date: August 12, 2009

VANGUARD BOND INDEX FUNDS

By:	/s/ THOMAS J. HIGGINS*
THOMAS J. HIGGINS
CHIEF FINANCIAL OFFICER

Date: August 12, 2009

* By: /s/ Heidi Stam

Heidi Stam, pursuant to a Power of Attorney filed on July 24, 2009, see file Number

2-88373, Incorporated by Reference.